Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

China - 99.8%

Air Freight & Logistics - 1.5%
Best, Inc. ADR*(a)	42,345	$181,237
SF Holding Co., Ltd. Class A	77,500	599,602
ZTO Express Cayman, Inc. ADR	89,814	3,297,072

Total Air Freight & Logistics		4,077,911

Auto Components - 0.6%
Fuyao Glass Industry Group Co., Ltd. Class A	153,067	451,834
Fuyao Glass Industry Group Co., Ltd. Class H(b)	95,200	226,751
Minth Group Ltd.	134,000	381,237
Xinyi Glass Holdings Ltd.	464,000	568,752

Total Auto Components		1,628,574

Automobiles - 1.9%
BYD Co., Ltd. Class A	87,297	886,540
BYD Co., Ltd. Class H(a)	115,000	888,062
Geely Automobile Holdings Ltd.	959,000	1,509,593
Great Wall Motor Co., Ltd. Class H(a)	630,000	393,430
NIO, Inc. ADR*(a)	155,993	1,204,266

Total Automobiles		4,881,891

Banks - 1.8%
China Minsheng Banking Corp., Ltd. Class A	3,310,836	2,655,187
China Minsheng Banking Corp., Ltd. Class H	1,141,600	783,623
Ping An Bank Co., Ltd. Class A	759,600	1,375,211

Total Banks		4,814,021

Biotechnology - 1.8%
3SBio, Inc.*(a)(b)	156,000	197,659
China Biologic Products Holdings, Inc.*(a)	3,938	402,385
Chongqing Zhifei Biological Products Co., Ltd. Class A	52,000	736,595
Hualan Biological Engineering, Inc. Class A	96,025	680,586
Innovent Biologics, Inc.*(b)	175,000	1,298,337
Walvax Biotechnology Co., Ltd. Class A	110,900	821,307
Zai Lab Ltd. ADR*	7,599	624,106

Total Biotechnology		4,760,975

Capital Markets - 0.8%
Changjiang Securities Co., Ltd. Class A	411,406	392,198
East Money Information Co., Ltd. Class A	638,262	1,823,580

Total Capital Markets		2,215,778

Chemicals - 0.2%
Zhejiang Longsheng Group Co., Ltd. Class A	262,500	474,870

Commercial Services & Supplies - 0.5%
Country Garden Services Holdings Co., Ltd.	214,000	994,026
Greentown Service Group Co., Ltd.	232,000	273,301

Total Commercial Services & Supplies		1,267,327

Communications Equipment - 0.2%
Shenzhen Sunway Communication Co., Ltd. Class A	78,400	587,936

Construction & Engineering - 0.5%
China Conch Venture Holdings Ltd.	291,363	1,229,316

Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group, Inc. ADR*	22,690	2,954,919
TAL Education Group ADR*	67,598	4,622,351

Total Diversified Consumer Services		7,577,270

Electrical Equipment - 1.4%
Contemporary Amperex Technology Co., Ltd. Class A	130,267	3,212,593
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	241,200	340,132

Total Electrical Equipment		3,552,725

Electronic Equipment, Instruments & Components - 2.8%
AAC Technologies Holdings, Inc.(a)	114,000	699,418
GoerTek, Inc. Class A	188,200	781,538
Kingboard Holdings Ltd.	122,500	317,697
Luxshare Precision Industry Co., Ltd. Class A	405,828	2,947,521
Sunny Optical Technology Group Co., Ltd.	137,800	2,204,715
WUS Printed Circuit Kunshan Co., Ltd. Class A	121,400	428,929

Total Electronic Equipment, Instruments & Components		7,379,818

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.†(a)	502,000	0

Entertainment - 3.5%
Alibaba Pictures Group Ltd.*(a)	2,450,000	325,600
Bilibili, Inc. ADR*(a)	14,623	677,338
HUYA, Inc. ADR*(a)	12,179	227,382
iQIYI, Inc. ADR*(a)	52,711	1,222,368
NetEase, Inc. ADR	15,490	6,651,096

Total Entertainment		9,103,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2020

Investments	Shares	Value
Food & Staples Retailing - 0.5%
Sun Art Retail Group Ltd.	427,500	$730,307
Yonghui Superstores Co., Ltd. Class A	400,946	531,941

Total Food & Staples Retailing		1,262,248

Food Products - 4.8%
Dali Foods Group Co., Ltd.(b)	386,500	234,384
Foshan Haitian Flavouring & Food Co., Ltd. Class A	97,655	1,718,262
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	547,800	2,411,991
Muyuan Foodstuff Co., Ltd. Class A	117,010	1,357,098
New Hope Liuhe Co., Ltd. Class A	190,100	801,259
Tingyi Cayman Islands Holding Corp.	384,000	595,549
Tongwei Co., Ltd. Class A	208,358	512,194
Uni-President China Holdings Ltd.	239,000	238,066
Want Want China Holdings Ltd.	1,290,000	973,704
Wens Foodstuffs Group Co., Ltd. Class A	465,020	1,433,846
WH Group Ltd.(b)	1,798,000	1,540,420
Yihai International Holding Ltd.*	85,000	871,353

Total Food Products		12,688,126

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	143,700	1,616,794

Health Care Equipment & Supplies - 0.6%
Lepu Medical Technology Beijing Co., Ltd. Class A	121,100	625,532
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	448,000	996,544

Total Health Care Equipment & Supplies		1,622,076

Health Care Providers & Services - 0.5%
Aier Eye Hospital Group Co., Ltd. Class A	155,842	957,742
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	235,360	479,702

Total Health Care Providers & Services		1,437,444

Hotels, Restaurants & Leisure - 1.9%
Haidilao International Holding Ltd.(a)(b)	132,000	556,933
Huazhu Group Ltd. ADR(a)	20,217	708,606
MGM China Holdings Ltd.(a)	171,600	221,411
Yum China Holdings, Inc.	74,330	3,573,043

Total Hotels, Restaurants & Leisure		5,059,993

Household Durables - 2.5%
Haier Electronics Group Co., Ltd.	226,000	683,806
Haier Smart Home Co., Ltd. Class A	404,300	1,012,165
Midea Group Co., Ltd. Class A	442,043	3,738,243
TCL Technology Group Corp. Class A	1,177,900	1,032,939

Total Household Durables		6,467,153

Industrial Conglomerates - 0.2%
Fosun International Ltd.	445,500	566,769

Insurance - 5.3%
Ping An Insurance Group Co. of China Ltd. Class A	674,994	6,816,675
Ping An Insurance Group Co. of China Ltd. Class H	712,000	7,119,724

Total Insurance		13,936,399

Interactive Media & Services - 18.3%
58.com, Inc. ADR*	18,604	1,003,500
Autohome, Inc. ADR	11,182	844,241
Baidu, Inc. ADR*	52,489	6,292,906
JOYY, Inc. ADR*(a)	11,004	974,404
Momo, Inc. ADR	28,157	492,184
SINA Corp.*	11,155	400,576
Tencent Holdings Ltd.	587,300	37,782,767
Weibo Corp. ADR*(a)	11,871	398,866

Total Interactive Media & Services		48,189,444

Internet & Direct Marketing Retail - 24.1%
Alibaba Group Holding Ltd. ADR*	140,695	30,347,911
Baozun, Inc. ADR*(a)	7,046	270,919
JD.com, Inc. ADR*	160,633	9,666,894
Meituan Dianping Class B*	618,700	13,722,634
Pinduoduo, Inc. ADR*	68,110	5,846,562
Tongcheng-Elong Holdings Ltd.*(a)	184,800	332,866
Trip.com Group Ltd. ADR*	76,358	1,979,199
Vipshop Holdings Ltd. ADR*	73,623	1,465,834

Total Internet & Direct Marketing Retail		63,632,819

IT Services - 0.4%
GDS Holdings Ltd. ADR*	13,893	1,106,716

Life Sciences Tools & Services - 1.7%
Genscript Biotech Corp.*(a)	202,000	415,452
Hangzhou Tigermed Consulting Co., Ltd. Class A	46,567	671,030
WuXi AppTec Co., Ltd. Class A	61,740	843,564
WuXi AppTec Co., Ltd. Class H(a)(b)	45,080	585,727
Wuxi Biologics Cayman, Inc.*(b)	105,500	1,930,235

Total Life Sciences Tools & Services		4,446,008

Machinery - 1.1%
Haitian International Holdings Ltd.	123,000	249,799
Han’s Laser Technology Industry Group Co., Ltd. Class A	86,200	438,309
Sany Heavy Industry Co., Ltd. Class A	575,800	1,527,844
Shenzhen Inovance Technology Co., Ltd. Class A	110,100	591,604

Total Machinery		2,807,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2020

Investments	Shares	Value
Marine - 0.1%
SITC International Holdings Co., Ltd.	247,000	$263,563

Media - 0.3%
Focus Media Information Technology Co., Ltd. Class A	1,085,624	855,282

Metals & Mining - 0.1%
China Hongqiao Group Ltd.	333,000	147,803

Oil, Gas & Consumable Fuels - 0.1%
United Energy Group Ltd.	1,600,000	289,021

Paper & Forest Products - 0.1%
Nine Dragons Paper Holdings Ltd.	344,000	311,142

Personal Products - 0.4%
Hengan International Group Co., Ltd.	128,000	1,002,490

Pharmaceuticals - 4.1%
China Medical System Holdings Ltd.	252,000	296,861
CSPC Pharmaceutical Group Ltd.	1,109,200	2,095,233
Jiangsu Hengrui Medicine Co., Ltd. Class A	333,757	4,357,190
Luye Pharma Group Ltd.(a)(b)	369,607	226,048
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	109,500	524,261
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	95,500	319,143
Sino Biopharmaceutical Ltd.	1,257,500	2,368,876
SSY Group Ltd.	244,000	166,543
Zhejiang NHU Co., Ltd. Class A	118,200	486,502

Total Pharmaceuticals		10,840,657

Professional Services - 0.1%
51job, Inc. ADR*	4,744	340,572

Real Estate Management & Development - 4.4%
Agile Group Holdings Ltd.	258,000	303,596
China Aoyuan Group Ltd.	232,000	280,485
China Evergrande Group(a)	569,000	1,468,330
China Fortune Land Development Co., Ltd. Class A	169,700	548,697
CIFI Holdings Group Co., Ltd.	686,000	534,617
Country Garden Holdings Co., Ltd.	1,413,000	1,735,644
Gemdale Corp. Class A	404,400	783,621
Guangzhou R&F Properties Co., Ltd. Class H	253,600	295,146
KWG Group Holdings Ltd.*	218,000	366,226
Logan Group Co., Ltd.	234,000	414,239
Longfor Group Holdings Ltd.(b)	266,500	1,267,116
Seazen Group Ltd.*	312,000	270,926
Shimao Group Holdings Ltd.	210,000	888,740
Sunac China Holdings Ltd.	437,000	1,829,690
Times China Holdings Ltd.	128,000	236,502
Zhenro Properties Group Ltd.(a)	415,600	260,075

Total Real Estate Management & Development		11,483,650

Semiconductors & Semiconductor Equipment - 1.6%
Gigadevice Semiconductor Beijing, Inc. Class A	25,180	840,188
LONGi Green Energy Technology Co., Ltd. Class A	246,452	1,419,781
Sanan Optoelectronics Co., Ltd. Class A	234,840	830,398
Shenzhen Goodix Technology Co., Ltd. Class A	13,249	417,703
Xinyi Solar Holdings Ltd.	680,000	644,001

Total Semiconductors & Semiconductor Equipment		4,152,071

Software - 1.9%
Glodon Co., Ltd. Class A	77,840	767,379
Hundsun Technologies, Inc. Class A	81,563	1,242,463
Kingdee International Software Group Co., Ltd.*	437,000	1,016,056
Kingsoft Corp., Ltd.(a)	180,000	837,258
Yonyou Network Technology Co., Ltd. Class A	200,713	1,251,954

Total Software		5,115,110

Specialty Retail - 0.5%
China Yongda Automobiles Services Holdings Ltd.*	229,500	275,686
Suning.com Co., Ltd. Class A	295,000	365,928
Zhongsheng Group Holdings Ltd.	101,100	559,616

Total Specialty Retail		1,201,230

Technology Hardware, Storage & Peripherals - 1.6%
Xiaomi Corp. Class B*(b)	2,608,200	4,321,031

Textiles, Apparel & Luxury Goods - 1.6%
ANTA Sports Products Ltd.	183,000	1,615,060
Li Ning Co., Ltd.	334,500	1,061,727
Shenzhou International Group Holdings Ltd.	133,700	1,611,238

Total Textiles, Apparel & Luxury Goods		4,288,025

TOTAL COMMON STOCKS (Cost: $217,423,330)		263,003,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $4,815,928)	4,815,928	$4,815,928

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $222,239,258)		267,819,316
Other Assets less Liabilities - (1.6)%		(4,163,833)

NET ASSETS - 100.0%		$263,655,483

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,798,406 and the total market value of the collateral held by the Fund was $11,291,085. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,475,157.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	263,003,388	—	—		263,003,388
Investment of Cash Collateral for Securities Loaned	—	4,815,928	—		4,815,928

Total Investments in Securities	$263,003,388	$4,815,928	$0		$267,819,316

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 4.5%
Ambev S.A.	1,676,245	$4,316,694
Atacadao S.A.	193,715	696,779
B2W Cia Digital*	77,208	1,505,266
B3 S.A. - Brasil Bolsa Balcao	765,411	7,679,481
Banco Bradesco S.A.	507,577	1,752,688
Banco Santander Brasil S.A.	149,729	764,079
BR Malls Participacoes S.A.	394,895	724,948
BRF S.A.*	296,582	1,148,345
CCR S.A.	438,454	1,157,861
Cia Siderurgica Nacional S.A.	287,475	559,160
Cogna Educacao	680,389	819,074
Cosan Ltd. Class A(a)	44,983	677,444
Cosan S.A.	62,412	806,123
CVC Brasil Operadora e Agencia de Viagens S.A.	69,567	229,829
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	159,861	665,263
Embraer S.A.*	237,553	350,004
Energisa S.A.	85,192	760,255
Engie Brasil Energia S.A.	88,501	678,409
Equatorial Energia S.A.	346,567	1,465,594
Fleury S.A.	92,331	413,495
Hapvida Participacoes e Investimentos S.A.(b)	70,642	799,849
Hypera S.A.	171,938	1,042,751
Itau Unibanco Holding S.A.	117,044	511,593
Itausa S.A.	329,172	657,049
Klabin S.A.	220,980	818,191
Linx S.A.	62,473	288,313
Localiza Rent a Car S.A.	235,545	1,754,962
Lojas Renner S.A.	308,955	2,351,992
M. Dias Branco S.A.	29,296	216,674
Magazine Luiza S.A.	222,442	2,902,668
MRV Engenharia e Participacoes S.A.	214,780	704,094
Multiplan Empreendimentos Imobiliarios S.A.	119,005	444,307
Natura & Co. Holding S.A.	231,012	1,678,695
Notre Dame Intermedica Participacoes S.A.	137,256	1,700,077
Odontoprev S.A.	131,283	340,234
Pagseguro Digital Ltd. Class A*	67,989	2,402,731
Porto Seguro S.A.	30,642	281,374
Qualicorp Consultoria e Corretora de Seguros S.A.	88,083	465,216
Raia Drogasil S.A.	101,630	2,047,481
Rumo S.A.*	374,719	1,534,827
StoneCo Ltd. Class A*(a)	40,323	1,562,920
Sul America S.A.	108,305	888,997
Suzano S.A.*	191,163	1,280,849
TIM Participacoes S.A.	383,309	991,292
TOTVS S.A.	172,714	728,187
Ultrapar Participacoes S.A.	259,089	867,279
WEG S.A.	283,778	2,615,649
YDUQS Participacoes S.A.	105,712	647,849

Total Brazil		59,696,891

Chile - 0.6%
Aguas Andinas S.A. Class A	1,643,332	557,123
AntarChile S.A.	32,386	239,797
Banco de Chile	14,416,231	1,273,674
Banco de Credito e Inversiones S.A.	20,328	691,167
Banco Santander Chile	10,074,492	412,507
Cia Cervecerias Unidas S.A.	83,003	598,297
Colbun S.A.	3,873,012	618,285
Empresa Nacional de Telecomunicaciones S.A.	95,580	617,321
Empresas CMPC S.A.	105,570	209,956
Enel Americas S.A.	6,786,936	1,025,567
Enel Chile S.A.	12,744,299	953,570
Falabella S.A.	137,999	437,238

Total Chile		7,634,502

China - 40.5%
3SBio, Inc.*(b)	266,500	337,662
51job, Inc. ADR*(a)	10,562	758,246
58.com, Inc. ADR*	26,963	1,454,384
AAC Technologies Holdings, Inc.(a)	174,000	1,067,512
Agile Group Holdings Ltd.	718,000	844,875
Aier Eye Hospital Group Co., Ltd. Class A	287,045	1,763,066
Alibaba Group Holding Ltd. ADR*	505,267	108,986,092
Alibaba Pictures Group Ltd.*	4,300,000	571,451
ANTA Sports Products Ltd.	351,000	3,097,678
Autohome, Inc. ADR	18,639	1,407,244
Baidu, Inc. ADR*	85,772	10,283,205
Baozun, Inc. ADR*(a)	12,785	491,583
BeiGene Ltd.*	137,200	2,009,199
Best, Inc. ADR*(a)	92,792	397,150
Bilibili, Inc. ADR*(a)	31,816	1,473,717
BYD Co., Ltd. Class A	228,900	2,323,267
Changjiang Securities Co., Ltd. Class A	699,231	666,207
China Aoyuan Group Ltd.	438,000	529,525
China Biologic Products Holdings, Inc.*(a)	9,324	952,726
China Common Rich Renewable Energy Investments Ltd.†	102,000	0
China Conch Venture Holdings Ltd.	659,400	2,782,081
China Evergrande Group(a)	911,000	2,350,831
China Fortune Land Development Co., Ltd. Class A	180,864	584,463
China Medical System Holdings Ltd.	392,000	461,774
China Minsheng Banking Corp., Ltd. Class A	3,773,479	3,024,501
China Minsheng Banking Corp., Ltd. Class H	1,862,500	1,278,442
CIFI Holdings Group Co., Ltd.	1,636,000	1,274,950
Contemporary Amperex Technology Co., Ltd. Class A	141,671	3,491,858
Country Garden Holdings Co., Ltd.	2,175,000	2,671,587
Country Garden Services Holdings Co., Ltd.	396,000	1,839,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
CSPC Pharmaceutical Group Ltd.	1,987,200	$3,753,667
East Money Information Co., Ltd. Class A	755,282	2,156,698
ENN Energy Holdings Ltd.	263,500	2,964,628
Focus Media Information Technology Co., Ltd. Class A	1,241,200	977,295
Foshan Haitian Flavouring & Food Co., Ltd. Class A	104,280	1,833,793
Fosun International Ltd.	483,000	614,465
Fuyao Glass Industry Group Co., Ltd. Class H(b)	370,000	881,265
GDS Holdings Ltd. ADR*	24,859	1,980,268
Geely Automobile Holdings Ltd.	1,401,000	2,205,317
Gemdale Corp. Class A	665,500	1,288,835
Genscript Biotech Corp.*	230,000	473,031
GoerTek, Inc. Class A	307,000	1,274,158
Great Wall Motor Co., Ltd. Class H	864,000	539,551
Haidilao International Holding Ltd.(a)(b)	301,000	1,269,952
Haier Electronics Group Co., Ltd.	426,000	1,288,919
Haier Smart Home Co., Ltd. Class A	608,800	1,523,269
Haitian International Holdings Ltd.	365,000	741,260
Han’s Laser Technology Industry Group Co., Ltd. Class A	127,200	646,420
Hengan International Group Co., Ltd.	215,500	1,687,754
Huazhu Group Ltd. ADR(a)	35,816	1,255,351
Hundsun Technologies, Inc. Class A	116,884	1,779,506
HUYA, Inc. ADR*(a)	22,956	428,589
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	683,300	3,006,902
Innovent Biologics, Inc.*(b)	246,500	1,828,765
iQIYI, Inc. ADR*(a)	97,705	2,265,779
JD.com, Inc. ADR*	270,682	16,289,643
Jiangsu Hengrui Medicine Co., Ltd. Class A	425,779	5,555,392
JOYY, Inc. ADR*(a)	14,143	1,252,363
Kingboard Holdings Ltd.	265,000	687,250
Kingdee International Software Group Co., Ltd.*	868,000	2,018,123
Kingsoft Corp., Ltd.(a)	332,000	1,544,246
KWG Group Holdings Ltd.*	423,500	711,439
Lepu Medical Technology Beijing Co., Ltd. Class A	136,700	705,713
Li Ning Co., Ltd.	661,500	2,099,607
Logan Group Co., Ltd.	696,000	1,232,073
Longfor Group Holdings Ltd.(b)	499,500	2,374,904
LONGi Green Energy Technology Co., Ltd. Class A	325,600	1,874,682
Luxshare Precision Industry Co., Ltd. Class A	534,341	3,878,714
Luye Pharma Group Ltd.(a)(b)	474,500	290,193
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	308,163	627,731
Meituan Dianping Class B*	1,067,700	23,680,900
MGM China Holdings Ltd.(a)	374,400	483,069
Midea Group Co., Ltd. Class A	402,790	3,404,364
Minth Group Ltd.	166,000	472,269
Momo, Inc. ADR	47,317	827,101
Muyuan Foodstuff Co., Ltd. Class A	145,240	1,683,561
NetEase, Inc. ADR	24,398	10,476,013
New Hope Liuhe Co., Ltd. Class A	259,100	1,091,472
New Oriental Education & Technology Group, Inc. ADR*	38,247	4,980,907
Nine Dragons Paper Holdings Ltd.	873,000	789,597
NIO, Inc. ADR*	253,961	1,960,579
Pinduoduo, Inc. ADR*	119,208	10,232,815
Ping An Bank Co., Ltd. Class A	1,028,100	1,860,262
Ping An Insurance Group Co. of China Ltd. Class A	1,159,600	11,704,025
Ping An Insurance Group Co. of China Ltd. Class H	1,664,000	16,639,034
Sany Heavy Industry Co., Ltd. Class A	849,300	2,252,282
Seazen Group Ltd.*	754,000	654,726
SF Holding Co., Ltd. Class A	124,800	965,008
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	904,000	2,010,846
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	412,000	1,376,797
Shenzhen Sunway Communication Co., Ltd. Class A	144,200	1,080,771
Shenzhou International Group Holdings Ltd.	264,800	3,191,082
Shimao Group Holdings Ltd.	376,000	1,591,237
SINA Corp.*	28,807	1,034,459
Sino Biopharmaceutical Ltd.	2,230,000	4,200,788
SITC International Holdings Co., Ltd.	463,000	494,037
Sun Art Retail Group Ltd.	694,500	1,186,406
Sunac China Holdings Ltd.	815,000	3,412,286
Sunny Optical Technology Group Co., Ltd.	224,600	3,593,391
TAL Education Group ADR*	117,531	8,036,770
TCL Technology Group Corp. Class A	1,999,500	1,752,435
Tencent Holdings Ltd.	1,919,300	123,471,925
Times China Holdings Ltd.	380,000	702,101
Tingyi Cayman Islands Holding Corp.	752,000	1,166,260
Tongcheng-Elong Holdings Ltd.*	375,200	675,805
Tongwei Co., Ltd. Class A	365,758	898,612
Trip.com Group Ltd. ADR*	135,487	3,511,823
Uni-President China Holdings Ltd.	425,000	423,330
United Energy Group Ltd.	2,708,000	489,159
Vipshop Holdings Ltd. ADR*	136,206	2,711,861
Walvax Biotechnology Co., Ltd. Class A	176,000	1,302,690
Want Want China Holdings Ltd.	2,217,000	1,673,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
Weibo Corp. ADR*(a)	17,234	$579,062
Wens Foodstuffs Group Co., Ltd. Class A	567,320	1,748,290
WH Group Ltd.(b)	2,926,000	2,506,776
WuXi AppTec Co., Ltd. Class A	63,860	872,037
WuXi AppTec Co., Ltd. Class H(a)(b)	62,480	811,790
Wuxi Biologics Cayman, Inc.*(b)	204,000	3,732,325
Xiaomi Corp. Class B*(b)	4,418,400	7,319,866
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	352,800	497,225
Xinyi Glass Holdings Ltd.	828,000	1,014,909
Xinyi Solar Holdings Ltd.	1,008,000	954,618
Yihai International Holding Ltd.*	100,000	1,025,102
Yonyou Network Technology Co., Ltd. Class A	237,390	1,479,891
Yum China Holdings, Inc.	127,867	6,146,567
Zhejiang Longsheng Group Co., Ltd. Class A	356,400	644,373
Zhongsheng Group Holdings Ltd.	225,000	1,245,412
ZTO Express Cayman, Inc. ADR	143,611	5,271,960

Total China		538,978,601

Czech Republic - 0.1%
Moneta Money Bank AS(b)	347,925	784,697

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC*	145,109	854,348
OTP Bank Nyrt*	70,647	2,467,007

Total Hungary		3,321,355

India - 10.9%
ACC Ltd.	29,252	516,146
Adani Ports & Special Economic Zone Ltd.	276,528	1,259,513
Ambuja Cements Ltd.	374,573	960,447
Apollo Hospitals Enterprise Ltd.	44,035	787,254
Asian Paints Ltd.	132,116	2,952,690
Avenue Supermarts Ltd.*(b)	34,107	1,046,717
Bajaj Auto Ltd.	40,550	1,517,757
Bajaj Finance Ltd.	84,318	3,161,489
Bajaj Finserv Ltd.	22,800	1,765,070
Bajaj Holdings & Investment Ltd.	20,540	691,796
Bandhan Bank Ltd.(b)	65,328	276,267
Bharat Forge Ltd.	123,261	521,344
Bharti Airtel Ltd.*	688,536	5,105,400
Bharti Infratel Ltd.	316,927	929,746
Britannia Industries Ltd.	36,079	1,722,054
Cipla Ltd.	158,159	1,341,143
Dabur India Ltd.	185,393	1,144,100
Divi’s Laboratories Ltd.	45,360	1,369,083
DLF Ltd.	258,070	506,031
Dr. Reddy’s Laboratories Ltd.	39,370	2,057,019
Eicher Motors Ltd.	4,081	990,974
Federal Bank Ltd.	681,706	460,467
Future Retail Ltd.*	75,961	129,630
Godrej Consumer Products Ltd.	111,883	1,023,642
Havells India Ltd.	91,801	704,583
HCL Technologies Ltd.	349,731	2,579,312
HDFC Life Insurance Co., Ltd.*(b)	184,246	1,339,683
Hero MotoCorp., Ltd.	45,655	1,540,069
Hindalco Industries Ltd.	562,465	1,089,117
Hindustan Unilever Ltd.	261,669	7,555,101
Housing Development Finance Corp., Ltd.	527,460	12,257,771
ICICI Bank Ltd. ADR	612,298	5,688,248
ICICI Lombard General Insurance Co., Ltd.(b)	47,164	791,191
ICICI Prudential Life Insurance Co., Ltd.(b)	133,185	751,091
IDFC Bank Ltd.*	1,030,741	350,844
Indiabulls Housing Finance Ltd.	201,052	551,601
IndusInd Bank Ltd.	186,021	1,169,780
Info Edge India Ltd.	19,924	728,800
Infosys Ltd. ADR	1,078,651	10,419,769
InterGlobe Aviation Ltd.(b)	47,749	625,354
JSW Steel Ltd.	481,357	1,207,158
Jubilant Foodworks Ltd.	29,629	677,803
Kotak Mahindra Bank Ltd.	345,357	6,222,750
Lupin Ltd.	92,799	1,120,661
Mahindra & Mahindra Financial Services Ltd.	146,458	325,489
Mahindra & Mahindra Ltd.	286,349	1,936,837
Marico Ltd.	157,838	735,635
Maruti Suzuki India Ltd.	42,269	3,268,435
Nestle India Ltd.	11,084	2,521,221
Pidilite Industries Ltd.	39,623	720,053
Reliance Industries Ltd. GDR(b)	2,134	98,591
Reliance Industries Ltd. GDR(a)(b)	452,294	20,895,983
Shree Cement Ltd.	3,525	1,076,171
Shriram Transport Finance Co., Ltd.	61,089	557,945
Sun Pharmaceutical Industries Ltd.	344,501	2,157,929
Tata Consultancy Services Ltd.	315,564	8,702,238
Tata Motors Ltd.*	713,961	929,049
Tata Steel Ltd.	284,669	1,231,745
Tech Mahindra Ltd.	201,309	1,448,820
Titan Co., Ltd.	137,274	1,726,930
UltraTech Cement Ltd.	37,640	1,941,006
United Breweries Ltd.	30,964	425,580
United Spirits Ltd.*	98,908	775,898
UPL Ltd.	189,694	1,068,263
Vedanta Ltd.	684,645	964,803
Wipro Ltd.	452,677	1,316,895

Total India		144,431,981

Indonesia - 1.8%
Adaro Energy Tbk PT	5,424,900	377,863
Astra International Tbk PT	10,023,900	3,368,199
Bank Central Asia Tbk PT	4,960,400	9,887,812
Barito Pacific Tbk PT*	13,159,600	1,068,613
Charoen Pokphand Indonesia Tbk PT	3,640,500	1,420,776
Gudang Garam Tbk PT	135,200	446,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
Indah Kiat Pulp & Paper Corp. Tbk PT	1,641,200	$686,466
Indocement Tunggal Prakarsa Tbk PT	938,200	774,992
Indofood CBP Sukses Makmur Tbk PT	1,012,200	662,518
Indofood Sukses Makmur Tbk PT	2,262,700	1,033,540
Kalbe Farma Tbk PT	10,048,100	1,026,967
Mitra Keluarga Karyasehat Tbk PT	2,835,400	450,568
Sarana Menara Nusantara Tbk PT	12,585,500	898,650
Unilever Indonesia Tbk PT	2,965,400	1,639,948
United Tractors Tbk PT	528,400	612,182

Total Indonesia		24,355,580

Malaysia - 2.5%
AMMB Holdings Bhd	1,763,900	1,280,217
Dialog Group Bhd	3,285,200	2,767,695
Fraser & Neave Holdings Bhd	132,400	1,003,583
Genting Malaysia Bhd	2,041,800	1,205,543
HAP Seng Consolidated Bhd	488,100	1,002,399
Hartalega Holdings Bhd	1,327,500	4,027,421
Hong Leong Bank Bhd	709,508	2,331,359
Hong Leong Financial Group Bhd	262,700	803,120
Nestle Malaysia Bhd	45,200	1,475,725
Press Metal Aluminium Holdings Bhd	1,202,400	1,271,149
Public Bank Bhd	2,482,600	9,559,603
QL Resources Bhd	533,700	1,195,687
Top Glove Corp. Bhd	1,080,900	4,061,258
Westports Holdings Bhd	848,800	752,728
YTL Corp. Bhd	4,630,958	897,012

Total Malaysia		33,634,499

Mexico - 1.7%
America Movil S.A.B. de C.V. Series L	5,880,129	3,753,490
Arca Continental S.A.B. de C.V.	64,570	281,535
Banco del Bajio S.A.(b)	445,356	376,607
Cemex S.A.B. de C.V. Series CPO	2,969,340	832,705
Coca-Cola Femsa S.A.B. de C.V.	166,193	723,692
Fomento Economico Mexicano S.A.B. de C.V.	495,502	3,055,528
Gruma S.A.B. de C.V. Class B	85,782	920,856
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	118,401	547,503
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	93,848	671,236
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	35,204	391,012
Grupo Bimbo S.A.B. de C.V. Series A	405,121	674,471
Grupo Elektra S.A.B. de C.V.	13,718	748,230
Grupo Financiero Banorte S.A.B. de C.V. Class O	633,082	2,184,156
Grupo Financiero Inbursa S.A.B. de C.V. Class O	427,688	295,219
Grupo Mexico S.A.B. de C.V. Series B	693,208	1,602,895
Grupo Televisa S.A.B. Series CPO*	688,396	718,873
Industrias Penoles S.A.B. de C.V.	43,163	438,317
Infraestructura Energetica Nova S.A.B. de C.V.	180,401	517,852
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	408,166	633,790
Megacable Holdings S.A.B. de C.V. Series CPO	143,821	418,697
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	89,752	643,067
Wal-Mart de Mexico S.A.B. de C.V.	1,156,678	2,760,670

Total Mexico		23,190,401

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	869,390	793,924
Ayala Corp.	89,355	1,393,454
Ayala Land, Inc.	1,822,580	1,236,391
Bank of the Philippine Islands	500,070	722,630
BDO Unibank, Inc.	487,683	959,216
JG Summit Holdings, Inc.	838,520	1,091,380
Jollibee Foods Corp.	199,410	560,309
Manila Electric Co.	107,170	576,449
SM Investments Corp.	129,325	2,437,254
SM Prime Holdings, Inc.	3,140,900	2,007,781
Universal Robina Corp.	331,530	865,005

Total Philippines		12,643,793

Poland - 0.8%
Bank Polska Kasa Opieki S.A.	104,730	1,425,471
CD Projekt S.A.	42,900	4,282,788
Cyfrowy Polsat S.A.	209,574	1,393,398
Dino Polska S.A.*(b)	30,591	1,551,339
LPP S.A.*	900	1,367,411
mBank S.A.*	10,997	639,417
Santander Bank Polska S.A.*	14,598	647,299

Total Poland		11,307,123

Russia - 4.0%
Lukoil PJSC ADR	215,605	16,010,827
Mail.ru Group Ltd. GDR*(c)	69,261	1,558,373
MMC Norilsk Nickel PJSC ADR	324,868	8,508,293
Mobile TeleSystems PJSC ADR	214,642	1,972,560
Novatek PJSC GDR(a)(c)	49,521	7,041,886
Novolipetsk Steel PJSC GDR(c)	77,362	1,537,957
PhosAgro PJSC GDR(c)	60,017	740,610
Polymetal International PLC	118,479	2,364,974
Polyus PJSC GDR(c)	27,971	2,353,760
Severstal PAO GDR(c)	79,109	957,219
X5 Retail Group N.V. GDR(c)	58,960	2,087,184
Yandex N.V. Class A*(a)	152,766	7,641,355

Total Russia		52,774,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
South Africa - 4.2%
Absa Group Ltd.	186,504	$915,614
Anglo American Platinum Ltd.	14,978	1,081,071
AngloGold Ashanti Ltd.	109,452	3,184,911
Aspen Pharmacare Holdings Ltd.*	127,101	1,049,799
Bid Corp., Ltd.	94,930	1,548,930
Bidvest Group Ltd. (The)	111,534	911,786
Capitec Bank Holdings Ltd.	18,629	920,675
Clicks Group Ltd.	82,650	1,000,648
Discovery Ltd.	77,639	467,175
Exxaro Resources Ltd.(a)	72,609	545,100
FirstRand Ltd.	1,203,756	2,636,832
Foschini Group Ltd. (The)	64,428	238,022
Gold Fields Ltd.	206,817	1,930,927
Hyprop Investments Ltd.	173,324	223,351
Impala Platinum Holdings Ltd.	212,722	1,420,187
Investec Ltd.	146,006	290,163
Investec PLC(a)	223,163	444,399
Kumba Iron Ore Ltd.	19,481	519,232
Mediclinic International PLC	74,964	246,961
Momentum Metropolitan Holdings	382,281	387,451
MultiChoice Group*	106,423	650,911
Naspers Ltd. Class N	120,180	21,878,709
Nedbank Group Ltd.	124,743	729,074
Ninety One Ltd.*	10,399	26,185
Northam Platinum Ltd.*	86,267	576,934
Old Mutual Ltd.	1,494,073	1,035,317
Pick n Pay Stores Ltd.	208,988	613,432
PSG Group Ltd.	41,880	381,753
Remgro Ltd.	192,154	1,104,816
RMB Holdings Ltd.(a)	131,266	12,390
Sanlam Ltd.	542,023	1,838,667
Shoprite Holdings Ltd.	159,084	976,478
Sibanye Stillwater Ltd.*(a)	547,536	1,188,035
SPAR Group Ltd. (The)	80,359	793,646
Standard Bank Group Ltd.	321,112	1,931,292
Vodacom Group Ltd.(a)	179,010	1,266,721
Woolworths Holdings Ltd.	345,521	658,230

Total South Africa		55,625,824

South Korea - 11.9%
Amorepacific Corp.	6,201	863,505
Amorepacific Group	10,243	439,405
BGF Retail Co., Ltd.	3,513	405,958
Celltrion Healthcare Co., Ltd.*	23,583	2,125,283
Celltrion, Inc.*	23,728	6,036,304
Cheil Worldwide, Inc.	35,946	490,098
Coway Co., Ltd.	15,878	953,063
Daelim Industrial Co., Ltd.	11,879	812,771
Doosan Bobcat, Inc.	23,878	522,086
Doosan Co., Ltd.	3,119	98,534
Doosan Fuel Cell Co., Ltd.*	10,560	284,444
Doosan Solus Co., Ltd.*	1,436	39,993
Fila Holdings Corp.	13,700	399,776
GS Engineering & Construction Corp.	13,781	281,268
GS Holdings Corp.	11,883	358,115
Hana Financial Group, Inc.	98,975	2,221,661
Hanmi Pharm Co., Ltd.	2,751	556,901
Hanon Systems	60,420	455,090
Hanwha Corp.	19,912	366,672
Hanwha Solutions Corp.	57,180	915,089
HLB, Inc.*(a)	6,459	497,239
Hotel Shilla Co., Ltd.	8,907	525,749
Hyundai Department Store Co., Ltd.	12,452	582,822
Hyundai Engineering & Construction Co., Ltd.	26,608	731,092
Hyundai Glovis Co., Ltd.	7,527	635,150
Hyundai Heavy Industries Holdings Co., Ltd.	3,494	714,573
Hyundai Motor Co.	41,593	3,378,340
Hyundai Steel Co.	37,259	635,000
Kakao Corp.	14,529	3,231,082
KB Financial Group, Inc.	109,787	3,098,698
Kia Motors Corp.	80,348	2,140,877
Korea Investment Holdings Co., Ltd.	10,231	378,501
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	11,498	835,454
Korea Zinc Co., Ltd.	4,865	1,354,928
KT&G Corp.	38,992	2,534,958
Kumho Petrochemical Co., Ltd.	9,218	570,928
LG Chem Ltd.	11,462	4,673,992
LG Corp.	36,574	2,164,916
LG Display Co., Ltd.	44,463	419,549
LG Electronics, Inc.	31,246	1,641,724
LG Household & Health Care Ltd.	2,283	2,554,698
LG Innotek Co., Ltd.	4,869	706,356
LG Uplus Corp.	49,874	505,851
Lotte Chemical Corp.	2,725	378,331
Macquarie Korea Infrastructure Fund	102,478	971,234
Meritz Securities Co., Ltd.	144,407	363,764
Mirae Asset Daewoo Co., Ltd.	155,592	862,783
NAVER Corp.	38,556	8,558,384
NCSoft Corp.	4,388	3,250,370
Netmarble Corp.*(a)(b)	12,865	1,074,891
Orion Corp.	6,164	686,683
Ottogi Corp.	1,715	794,160
POSCO	16,330	2,362,240
Samsung Biologics Co., Ltd.*(b)	3,903	2,514,715
Samsung Electro-Mechanics Co., Ltd.	14,579	1,563,529
Samsung Electronics Co., Ltd.	1,323,414	58,092,247
Samsung Engineering Co., Ltd.*	38,306	390,114
Samsung Fire & Marine Insurance Co., Ltd.	8,896	1,301,655
Samsung Heavy Industries Co., Ltd.*(a)	133,008	657,935
Samsung Life Insurance Co., Ltd.	9,282	344,935
Samsung SDS Co., Ltd.	8,946	1,253,191
Samsung Securities Co., Ltd.	15,891	348,113
Shinhan Financial Group Co., Ltd.	134,072	3,204,531
SK Holdings Co., Ltd.	8,456	2,045,721
SK Hynix, Inc.	145,848	10,318,548
SK Innovation Co., Ltd.	13,299	1,448,368
SK Telecom Co., Ltd.	8,460	1,484,025
Yuhan Corp.	20,327	855,091

Total South Korea		158,264,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
Taiwan - 12.4%
Accton Technology Corp.	100,000	$772,764
Acer, Inc.	1,270,000	770,493
Advantech Co., Ltd.	47,000	470,725
Airtac International Group	18,000	314,799
ASE Technology Holding Co., Ltd.	855,062	1,959,097
Asia Cement Corp.	836,000	1,235,391
Asustek Computer, Inc.	355,000	2,598,926
AU Optronics Corp.	5,375,000	1,686,946
Catcher Technology Co., Ltd.	303,000	2,279,856
Cathay Financial Holding Co., Ltd.	2,641,854	3,747,279
Chailease Holding Co., Ltd.	422,240	1,788,880
Chang Hwa Commercial Bank Ltd.	2,182,894	1,431,612
Cheng Shin Rubber Industry Co., Ltd.	809,000	925,410
Chicony Electronics Co., Ltd.	74,240	214,382
China Development Financial Holding Corp.	3,158,000	1,012,547
China Life Insurance Co., Ltd.*	901,564	666,139
Chroma ATE, Inc.	48,000	246,471
Compal Electronics, Inc.	1,837,000	1,198,538
CTBC Financial Holding Co., Ltd.	5,736,672	3,956,728
Delta Electronics, Inc.	505,000	2,866,936
E.Sun Financial Holding Co., Ltd.	3,535,602	3,331,347
Eclat Textile Co., Ltd.	44,000	510,024
Far Eastern New Century Corp.	1,378,080	1,303,138
Far EasTone Telecommunications Co., Ltd.	401,000	924,198
Feng TAY Enterprise Co., Ltd.	83,800	472,901
Formosa Chemicals & Fibre Corp.	920,000	2,360,454
Formosa Petrochemical Corp.	437,000	1,310,800
Formosa Plastics Corp.	1,342,000	3,984,450
Fubon Financial Holding Co., Ltd.	2,217,000	3,298,693
Giant Manufacturing Co., Ltd.	90,000	805,301
Hiwin Technologies Corp.	29,755	295,992
Hon Hai Precision Industry Co., Ltd.	3,137,068	9,175,853
Hotai Motor Co., Ltd.	88,000	2,096,765
Innolux Corp.	5,703,000	1,527,011
Inventec Corp.	1,302,000	1,107,634
Largan Precision Co., Ltd.	21,000	2,907,523
Lite-On Technology Corp.	850,015	1,333,888
Macronix International	477,742	501,957
MediaTek, Inc.	422,000	8,281,381
Micro-Star International Co., Ltd.	349,000	1,271,586
Nan Ya Plastics Corp.	1,768,000	3,871,030
Nanya Technology Corp.	389,000	804,250
Novatek Microelectronics Corp.	85,000	656,849
Pegatron Corp.	452,000	980,461
Pou Chen Corp.	886,000	864,844
Powertech Technology, Inc.	392,000	1,421,614
President Chain Store Corp.	77,000	773,797
Quanta Computer, Inc.	888,000	2,136,894
Realtek Semiconductor Corp.	70,000	709,383
Shanghai Commercial & Savings Bank Ltd. (The)	1,325,000	2,045,578
Shin Kong Financial Holding Co., Ltd.*	2,676,967	780,285
SinoPac Financial Holdings Co., Ltd.	3,923,452	1,442,812
Taishin Financial Holding Co., Ltd.	3,047,654	1,378,982
Taiwan Cement Corp.	1,294,744	1,875,995
Taiwan Mobile Co., Ltd.	462,000	1,730,278
Taiwan Semiconductor Manufacturing Co., Ltd.	5,147,000	54,602,213
Uni-President Enterprises Corp.	1,691,160	4,086,824
Unimicron Technology Corp.	411,000	697,897
United Microelectronics Corp.	2,743,000	1,478,205
Walsin Lihwa Corp.	1,290,000	636,157
Walsin Technology Corp.	57,000	345,812
Winbond Electronics Corp.	955,000	432,112
Wistron Corp.	928,078	1,126,106
Yageo Corp.	52,396	676,604
Yuanta Financial Holding Co., Ltd.	3,145,236	1,860,203
Zhen Ding Technology Holding Ltd.	69,000	300,513

Total Taiwan		164,660,513

Thailand - 2.1%
Advanced Info Service PCL NVDR	315,600	1,889,056
B Grimm Power PCL NVDR	345,500	598,051
Bangkok Dusit Medical Services PCL NVDR	1,953,400	1,422,033
Bangkok Expressway & Metro PCL NVDR	3,238,500	995,414
Berli Jucker PCL NVDR	619,700	791,981
BTS Group Holdings PCL NVDR	3,460,100	1,265,037
Bumrungrad Hospital PCL NVDR	272,500	1,027,137
Central Pattana PCL NVDR	833,400	1,314,511
Central Retail Corp. PCL NVDR	1,068,183	1,131,861
Charoen Pokphand Foods PCL NVDR	1,592,000	1,635,396
CP ALL PCL NVDR*	1,228,800	2,693,560
Energy Absolute PCL NVDR	833,900	1,058,985
Fabrinet*	15,893	992,041
Gulf Energy Development PCL NVDR	1,765,000	2,155,747
Home Product Center PCL NVDR	2,210,600	1,101,456
Indorama Ventures PCL NVDR	1,239,900	1,113,232
Intouch Holdings PCL NVDR	712,200	1,296,166
Land & Houses PCL NVDR	1,995,900	490,782
Minor International PCL NVDR*	1,292,700	849,043
Muangthai Capital PCL NVDR*	268,100	451,062
Osotspa PCL NVDR	537,700	661,089
Srisawad Corp. PCL NVDR*	274,600	457,556
Thai Union Group PCL NVDR	1,778,500	742,300
Thanachart Capital PCL NVDR	361,900	415,674
True Corp. PCL NVDR	6,016,100	661,805
WHA Corp. PCL NVDR	3,898,200	418,734

Total Thailand		27,629,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

Investments	Shares	Value
Turkey - 0.5%
Akbank T.A.S.*	1,218,153	$1,080,473
BIM Birlesik Magazalar AS	162,776	1,614,759
Enka Insaat ve Sanayi AS	741,785	666,603
KOC Holding AS	433,948	1,139,511
Tupras Turkiye Petrol Rafinerileri AS*	36,535	477,024
Turkcell Iletisim Hizmetleri AS	462,088	1,108,243
Turkiye Garanti Bankasi AS*	831,623	1,026,373

Total Turkey		7,112,986

United Kingdom - 0.1%
Evraz PLC	306,718	1,092,981
Ninety One PLC(a)	92,727	237,488

Total United Kingdom		1,330,469

TOTAL COMMON STOCKS (Cost: $1,239,335,509)		1,327,377,973

RIGHTS - 0.0%

Thailand - 0.0%
Minor International PCL, expiring 7/20/20* (Cost: $0)	157,646	7,141

WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL, expiring 2/16/21* (Cost: $0)	175,190	6,462

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $12,740,285)	12,740,285	12,740,285

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $1,252,075,794)		1,340,131,861
Other Assets less Liabilities - (0.7)%		(9,838,438)

NET ASSETS - 100.0%		$1,330,293,423

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,810,421 and the total market value of the collateral held by the Fund was $20,673,003. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,932,718.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/1/2020	453,805	USD	544,565,784	KRW	$1,075	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$538,978,601	$—	$0	*	$538,978,601
Other	788,399,372	—	—		788,399,372
Rights	—	7,141	—		7,141
Warrants	6,462	—	—		6,462
Investment of Cash Collateral for Securities Loaned	—	12,740,285	—		12,740,285

Total Investments in Securities	$1,327,384,435	$12,747,426	$0		$1,340,131,861

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	1,075	—		1,075

Total - Net	$1,327,384,435	$12,748,501	$0		$1,340,132,936

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.0%

Brazil - 3.2%
AES Tiete Energia S.A.	337,044	$963,106
Banco do Brasil S.A.	1,094,755	6,410,063
Banco Santander Brasil S.A.	287,516	1,467,218
BB Seguridade Participacoes S.A.	533,434	2,649,294
BR Malls Participacoes S.A.	1,017,970	1,868,787
Cia de Saneamento do Parana	375,932	2,157,357
Cia Siderurgica Nacional S.A.	1,424,595	2,770,940
Cielo S.A.	3,713,265	3,124,369
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	439,830	1,830,355
Duratex S.A.	613,938	1,437,904
Itau Unibanco Holding S.A.	804,394	3,515,964
Itausa S.A.	604,230	1,206,083
Klabin S.A.	1,450,924	5,372,129
Mahle-Metal Leve S.A.	137,556	448,683
Petrobras Distribuidora S.A.	1,127,804	4,426,345
Porto Seguro S.A.	88,790	815,326
Qualicorp Consultoria e Corretora de Seguros S.A.	283,421	1,496,906
SLC Agricola S.A.	153,539	659,926
Smiles Fidelidade S.A.	170,175	455,903
Telefonica Brasil S.A.	86,495	762,431
Transmissora Alianca de Energia Eletrica S.A.	867,381	4,438,954
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	183,004	359,622
Wiz Solucoes e Corretagem de Seguros S.A.	154,205	297,974
YDUQS Participacoes S.A.	412,522	2,528,113

Total Brazil		51,463,752

Chile - 0.9%
AES Gener S.A.	10,720,345	1,541,556
Aguas Andinas S.A. Class A	4,767,573	1,616,304
CAP S.A.*	105,169	681,817
Cia Cervecerias Unidas S.A.	267,401	1,927,464
Colbun S.A.	22,980,128	3,668,531
Enel Chile S.A.	41,999,126	3,142,513
Engie Energia Chile S.A.	804,820	1,077,866
Inversiones Aguas Metropolitanas S.A.	1,027,085	882,197

Total Chile		14,538,248

China - 28.2%
Agile Group Holdings Ltd.	1,916,000	2,254,568
Agricultural Bank of China Ltd. Class H	20,887,000	8,408,214
Angang Steel Co., Ltd. Class H(a)	2,128,000	518,927
Anhui Expressway Co., Ltd. Class H	806,000	372,298
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,086,400	701,835
Asia Cement China Holdings Corp.	693,000	679,548
Bank of Beijing Co., Ltd. Class A	4,922,349	3,409,552
Bank of Chengdu Co., Ltd. Class A	529,100	595,360
Bank of China Ltd. Class H	60,745,084	22,493,970
Bank of Communications Co., Ltd. Class H	17,830,287	10,996,622
Bank of Jiangsu Co., Ltd. Class A	1,986,300	1,592,050
Bank of Nanjing Co., Ltd. Class A	1,586,700	1,644,098
Baoshan Iron & Steel Co., Ltd. Class A	9,199,920	5,930,314
Beijing Capital Development Co., Ltd. Class A	586,500	485,841
Beijing Enterprises Water Group Ltd.*	6,106,000	2,379,232
C&D International Investment Group Ltd.	415,000	644,685
CGN Power Co., Ltd. Class H(b)	9,352,000	1,930,623
Changchun Faway Automobile Components Co., Ltd. Class A	398,216	462,721
China Aoyuan Group Ltd.	654,000	790,661
China BlueChemical Ltd. Class H	3,558,000	527,931
China Cinda Asset Management Co., Ltd. Class H	7,259,000	1,423,618
China CITIC Bank Corp., Ltd. Class H	7,996,000	3,487,085
China Construction Bank Corp. Class H	66,481,054	53,782,194
China Everbright Bank Co., Ltd. Class H	3,500,000	1,314,117
China Fortune Land Development Co., Ltd. Class A	497,300	1,607,028
China Hongqiao Group Ltd.	2,245,500	996,654
China International Marine Containers Group Co., Ltd. Class H(a)	800,100	650,366
China Jinmao Holdings Group Ltd.	2,570,000	1,807,185
China Lesso Group Holdings Ltd.	930,000	1,209,530
China Lilang Ltd.	1,101,000	590,954
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	913,482	2,122,905
China Minsheng Banking Corp., Ltd. Class H	5,099,500	3,500,357
China Mobile Ltd.	5,708,000	38,517,557
China Molybdenum Co., Ltd. Class H(a)	3,969,000	1,295,611
China Oriental Group Co., Ltd.	3,110,000	846,673
China Overseas Grand Oceans Group Ltd.	943,000	531,700
China Petroleum & Chemical Corp. Class H	53,058,000	22,111,921
China Power International Development Ltd.	7,848,000	1,437,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
China Railway Signal & Communication Corp., Ltd. Class H(b)	1,744,000	$749,314
China Resources Cement Holdings Ltd.	3,578,000	4,381,064
China Resources Power Holdings Co., Ltd.	1,708,000	2,007,610
China Risun Group Ltd. Class H	2,361,000	645,810
China SCE Group Holdings Ltd.	1,976,000	856,642
China Shenhua Energy Co., Ltd. Class H	5,135,500	8,030,793
China South Publishing & Media Group Co., Ltd. Class A	476,332	712,401
China Vanke Co., Ltd. Class H	800,900	2,531,730
Chongqing Dima Industry Co., Ltd. Class A	1,005,000	396,368
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,364,991	537,159
Chongqing Water Group Co., Ltd. Class A	1,297,773	915,436
Chongqing Zongshen Power Machinery Co., Ltd. Class A	413,650	376,572
CIFI Holdings Group Co., Ltd.	2,940,000	2,291,170
CITIC Telecom International Holdings Ltd.	3,133,000	994,417
CNOOC Ltd.	21,920,600	24,379,949
Consun Pharmaceutical Group Ltd.	744,000	307,182
COSCO Shipping Ports Ltd.	2,174,000	1,166,879
Country Garden Holdings Co., Ltd.	5,006,000	6,148,949
CPMC Holdings Ltd.	1,700,000	642,672
CSC Financial Co., Ltd. Class H(a)(b)	709,500	802,833
Daqin Railway Co., Ltd. Class A	4,747,801	4,724,915
Datang International Power Generation Co., Ltd. Class H(a)	4,646,000	605,444
Dongfeng Motor Group Co., Ltd. Class H	2,860,000	1,708,520
Fangda Special Steel Technology Co., Ltd. Class A	1,610,031	1,181,219
Fosun International Ltd.	2,895,500	3,683,609
Fuyao Glass Industry Group Co., Ltd. Class H(b)	722,400	1,720,610
Gemdale Corp. Class A	1,268,309	2,456,261
Genertec Universal Medical Group Co., Ltd.(b)	1,599,000	965,534
Great Wall Motor Co., Ltd. Class H(a)	4,596,500	2,870,422
Greatview Aseptic Packaging Co., Ltd.	1,267,000	447,920
Greenland Holdings Corp., Ltd. Class A	883,300	771,659
Guangdong Ellington Electronics Technology Co., Ltd. Class A	435,957	642,772
Guangdong Tapai Group Co., Ltd. Class A	797,900	1,356,885
Guangxi Guiguan Electric Power Co., Ltd. Class A	46,757	28,025
Guangzhou Automobile Group Co., Ltd. Class H	3,048,000	2,198,365
Guangzhou R&F Properties Co., Ltd. Class H	1,359,200	1,581,842
Hebei Chengde Lolo Co. Class A	601,282	594,984
Heilongjiang Agriculture Co., Ltd. Class A	266,100	605,619
Henan Shuanghui Investment & Development Co., Ltd. Class A	813,420	5,299,689
Hengan International Group Co., Ltd.	855,000	6,696,192
Hisense Home Appliances Group Co., Ltd. Class H	405,000	470,295
Huabao Flavours & Fragrances Co., Ltd. Class A	110,800	577,643
Huafu Fashion Co., Ltd. Class A	587,330	517,248
Huaneng Lancang River Hydropower, Inc. Class A	947,700	507,737
Huapont Life Sciences Co., Ltd. Class A	1,167,400	887,832
Huaxin Cement Co., Ltd. Class A	290,720	974,396
Huayu Automotive Systems Co., Ltd. Class A	787,043	2,313,033
Industrial & Commercial Bank of China Ltd. Class H	49,156,823	29,809,504
Jiangsu Expressway Co., Ltd. Class H	1,624,527	1,903,206
Jiangxi Wannianqing Cement Co., Ltd. Class A	510,100	928,031
Jinke Properties Group Co., Ltd. Class A	958,200	1,105,287
Kingboard Holdings Ltd.	763,000	1,978,763
KWG Group Holdings Ltd.*	1,296,000	2,177,154
Lee & Man Paper Manufacturing Ltd.	2,032,000	1,090,662
Lenovo Group Ltd.	7,762,000	4,296,393
Liuzhou Iron & Steel Co., Ltd. Class A	705,500	441,804
Livzon Pharmaceutical Group, Inc. Class H	226,678	1,143,561
Logan Group Co., Ltd.	970,000	1,717,113
Lonking Holdings Ltd.	4,689,000	1,421,743
Luxi Chemical Group Co., Ltd. Class A	627,400	661,625
Maanshan Iron & Steel Co., Ltd. Class H(a)	4,882,000	1,310,190
Metallurgical Corp. of China Ltd. Class H	3,046,000	483,402
Midea Real Estate Holding Ltd.(b)	244,200	597,389
Nanjing Iron & Steel Co., Ltd. Class A	3,351,800	1,530,416
Nine Dragons Paper Holdings Ltd.	3,301,000	2,985,634
Ningbo Sanxing Medical Electric Co., Ltd. Class A	480,465	465,244
North Huajin Chemical Industries Co., Ltd. Class A	737,900	471,482
PetroChina Co., Ltd. Class H	21,038,000	6,976,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
Postal Savings Bank of China Co., Ltd. Class H(a)(b)	5,427,000	$3,115,968
Powerlong Real Estate Holdings Ltd.	971,000	543,728
Qingdao Port International Co., Ltd. Class H(b)	2,128,000	1,131,207
RiseSun Real Estate Development Co., Ltd. Class A	596,800	683,349
SAIC Motor Corp., Ltd. Class A	2,381,735	5,720,258
Sansteel Minguang Co., Ltd. Fujian Class A	1,681,594	1,583,158
Seazen Group Ltd.*	968,000	840,550
Seazen Holdings Co., Ltd. Class A	259,700	1,146,864
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	468,375	1,910,154
Shanghai Construction Group Co., Ltd. Class A	2,247,700	975,451
Shanghai Electric Power Co., Ltd. Class A	1,032,600	1,080,171
Shanghai Jin Jiang Capital Co., Ltd. Class H	2,796,000	494,232
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	760,400	461,135
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	1,321,269	700,408
Shenzhen Investment Ltd.	3,082,000	974,253
Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,855,400	1,589,421
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	258,293	1,082,960
Shimao Group Holdings Ltd.	616,000	2,606,920
Shougang Fushan Resources Group Ltd.	9,888,000	2,066,791
Shui On Land Ltd.	4,366,500	732,403
Sino-Ocean Group Holding Ltd.	3,444,000	826,512
Sinoma International Engineering Co. Class A	683,600	510,229
Sinopec Engineering Group Co., Ltd. Class H	1,628,500	693,386
Sinopec Kantons Holdings Ltd.	1,504,000	576,338
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)	8,418,000	2,020,203
Sinotrans Ltd. Class H	2,696,000	546,126
Sinotruk Hong Kong Ltd.	900,500	2,329,545
SITC International Holdings Co., Ltd.	1,748,000	1,865,177
Sunflower Pharmaceutical Group Co., Ltd. Class A	247,700	512,270
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	694,100	457,232
TCL Electronics Holdings Ltd.	1,010,000	493,894
Tianneng Power International Ltd.(a)	1,326,000	2,258,346
Times China Holdings Ltd.	530,000	979,246
Wanhua Chemical Group Co., Ltd. Class A	843,155	5,958,259
Weichai Power Co., Ltd. Class H	1,899,000	3,538,060
Weifu High-Technology Group Co., Ltd. Class A	492,999	1,441,204
Wuchan Zhongda Group Co., Ltd. Class A	1,159,519	690,063
Xiamen C & D, Inc. Class A	1,142,500	1,308,188
Xiamen Kingdomway Group Co. Class A	138,700	508,991
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,930,800	936,182
Xinyi Glass Holdings Ltd.	3,554,000	4,356,263
Xinyu Iron & Steel Co., Ltd. Class A	820,400	473,167
XTEP International Holdings Ltd.	1,333,400	443,867
Yang Quan Coal Industry Group Co., Ltd. Class A	817,972	487,955
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	257,500	473,108
Yanzhou Coal Mining Co., Ltd. Class H	2,884,000	2,154,502
Yuexiu Property Co., Ltd.	4,529,000	806,407
Yuexiu Transport Infrastructure Ltd.	1,505,900	1,051,154
Yuzhou Properties Co., Ltd.	2,298,600	993,531
Zhejiang Expressway Co., Ltd. Class H	2,183,500	1,543,856
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	542,700	606,827
Zhejiang Runtu Co., Ltd. Class A	321,100	414,873
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A*	751,000	687,929
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	442,600	538,070
Zhuzhou Kibing Group Co., Ltd. Class A	1,718,700	1,438,304

Total China		447,169,313

Hong Kong - 0.3%
China Water Affairs Group Ltd.(a)	874,000	629,243
Chow Tai Fook Jewellery Group Ltd.	2,620,400	2,505,295
Kingboard Laminates Holdings Ltd.	1,405,500	1,412,672
Stella International Holdings Ltd.	973,000	998,052

Total Hong Kong		5,545,262

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	926,584	1,121,613

India - 2.5%
Bharti Infratel Ltd.	1,948,785	5,717,012
Coal India Ltd.	3,234,775	5,691,636
Graphite India Ltd.	176,406	427,442
HEG Ltd.	40,853	447,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
Hindustan Petroleum Corp., Ltd.	961,412	$2,759,943
Indiabulls Housing Finance Ltd.	794,411	2,179,524
Indian Oil Corp., Ltd.	4,736,435	5,354,101
National Aluminium Co., Ltd.	2,091,373	882,211
NHPC Ltd.	5,902,099	1,563,392
NLC India Ltd.	1,023,299	625,469
NMDC Ltd.	1,423,289	1,529,724
Oil India Ltd.	753,616	934,737
REC Ltd.	1,287,908	1,843,920
Vedanta Ltd.	6,654,847	9,378,021

Total India		39,334,545

Indonesia - 0.9%
Adaro Energy Tbk PT	35,229,400	2,453,850
AKR Corporindo Tbk PT	2,142,000	380,867
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,110,800	271,908
Bukit Asam Tbk PT	14,807,400	2,093,871
Gudang Garam Tbk PT	712,600	2,353,301
Hanjaya Mandala Sampoerna Tbk PT	14,541,600	1,674,549
Indika Energy Tbk PT	4,635,600	217,421
Indo Tambangraya Megah Tbk PT	1,368,700	680,278
Japfa Comfeed Indonesia Tbk PT	11,049,200	916,577
United Tractors Tbk PT	2,709,200	3,138,765
Waskita Beton Precast Tbk PT	25,626,300	351,610

Total Indonesia		14,532,997

Malaysia - 1.8%
AirAsia Group Bhd	3,618,700	738,941
Alliance Bank Malaysia Bhd	1,274,200	648,251
AMMB Holdings Bhd	1,837,100	1,333,345
Astro Malaysia Holdings Bhd	4,545,400	880,439
Berjaya Sports Toto Bhd	1,894,872	972,863
Bermaz Auto Bhd	2,197,000	758,824
British American Tobacco Malaysia Bhd	390,697	982,897
CIMB Group Holdings Bhd	5,160,200	4,287,121
Lotte Chemical Titan Holding Bhd(b)	999,900	415,361
Malayan Banking Bhd	6,982,665	12,237,996
Malaysia Building Society Bhd	3,506,200	507,315
RHB Bank Bhd	2,322,600	2,596,325
YTL Corp. Bhd	7,822,578	1,515,225

Total Malaysia		27,874,903

Mexico - 2.2%
Alfa S.A.B. de C.V. Class A(a)	4,116,569	2,307,075
Alpek S.A.B. de C.V.(a)	850,407	643,685
Banco del Bajio S.A.(b)	700,385	592,267
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander(a)	725,267	527,621
Bolsa Mexicana de Valores S.A.B. de C.V.(a)	337,648	628,624
Concentradora Fibra Danhos S.A. de C.V.	1,318,140	1,245,864
GMexico Transportes S.A.B. de C.V.(a)(b)	1,085,799	1,188,848
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	660,785	4,726,184
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,963,107	6,772,791
Grupo Mexico S.A.B. de C.V. Series B	6,214,857	14,370,529
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	793,307	809,889
Nemak S.A.B. de C.V.(b)	1,998,518	416,016
Prologis Property Mexico S.A. de C.V.	306,127	544,635

Total Mexico		34,774,028

Philippines - 0.6%
DMCI Holdings, Inc.	8,261,800	679,847
Globe Telecom, Inc.	46,315	1,924,176
Manila Electric Co.	399,210	2,147,281
PLDT, Inc.	176,889	4,437,757
Semirara Mining & Power Corp.	2,424,800	617,089

Total Philippines		9,806,150

Poland - 0.3%
Asseco Poland S.A.	139,391	2,325,738
Bank Handlowy w Warszawie S.A.	41,533	402,137
Eurocash S.A.	92,574	405,340
Jastrzebska Spolka Weglowa S.A.	142,581	674,040
Warsaw Stock Exchange	42,720	451,429

Total Poland		4,258,684

Russia - 19.6%
Gazprom Neft PJSC ADR	66,009	1,511,606
Gazprom PJSC ADR	13,837,109	74,665,040
Lukoil PJSC ADR	635,422	47,186,438
Magnit PJSC GDR(c)	965,603	12,543,183
Magnitogorsk Iron & Steel Works PJSC GDR(c)	452,294	3,048,462
MMC Norilsk Nickel PJSC ADR	1,965,218	51,469,059
Mobile TeleSystems PJSC ADR	1,383,351	12,712,996
Novolipetsk Steel PJSC GDR	408,241	8,115,831
PhosAgro PJSC GDR(c)	350,653	4,327,058
Rosneft Oil Co. PJSC GDR(c)	2,232,747	11,226,252
Sberbank of Russia PJSC ADR	2,911,304	33,130,640
Severstal PAO GDR(c)	776,873	9,400,163
Tatneft PJSC ADR	866,288	40,472,975

Total Russia		309,809,703

Singapore - 0.1%
IGG, Inc.(a)	1,169,000	956,262

South Africa - 4.3%
Absa Group Ltd.	808,431	3,968,873
Aeci Ltd.	184,959	822,868
African Rainbow Minerals Ltd.	241,318	2,349,292
Attacq Ltd.	1,309,967	378,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
AVI Ltd.	510,322	$2,071,834
Coronation Fund Managers Ltd.	441,606	1,016,647
Equites Property Fund Ltd.	674,705	648,882
Exxaro Resources Ltd.(a)	907,678	6,814,246
FirstRand Ltd.	2,496,253	5,468,051
Foschini Group Ltd. (The)	378,844	1,399,597
Hyprop Investments Ltd.	491,244	633,033
Imperial Logistics Ltd.	70,092	158,660
JSE Ltd.	86,103	604,579
KAP Industrial Holdings Ltd.	4,857,998	696,197
Kumba Iron Ore Ltd.	192,898	5,141,356
Liberty Holdings Ltd.	78,940	300,222
Metair Investments Ltd.	372,080	386,535
Mr. Price Group Ltd.	374,967	3,086,059
MTN Group Ltd.(a)	2,906,091	8,836,189
Nedbank Group Ltd.	330,276	1,930,333
Oceana Group Ltd.	182,544	749,192
Old Mutual Ltd.	4,504,539	3,121,419
Resilient REIT Ltd.	381,371	950,848
Reunert Ltd.	327,781	644,054
Telkom S.A. SOC Ltd.	408,267	696,227
Tiger Brands Ltd.	271,317	2,785,781
Truworths International Ltd.	930,688	1,821,738
Vodacom Group Ltd.(a)	1,423,977	10,076,430

Total South Africa		67,557,619

South Korea - 3.0%
DGB Financial Group, Inc.	143,989	611,701
Hana Financial Group, Inc.	297,082	6,668,507
Huchems Fine Chemical Corp.	52,040	687,896
Hyundai Heavy Industries Holdings Co., Ltd.	16,546	3,383,893
Industrial Bank of Korea	247,455	1,662,249
KEPCO Plant Service & Engineering Co., Ltd.	44,648	1,078,293
LOTTE Himart Co., Ltd.	18,890	604,618
Meritz Fire & Marine Insurance Co., Ltd.	50,202	527,959
POSCO	108,680	15,721,262
Samsung Fire & Marine Insurance Co., Ltd.	26,792	3,920,183
SK Innovation Co., Ltd.	84,955	9,252,280
Ssangyong Cement Industrial Co., Ltd.	267,389	1,133,711
Woori Financial Group, Inc.	428,070	3,135,301

Total South Korea		48,387,853

Taiwan - 27.9%
AcBel Polytech, Inc.(a)	1,062,000	707,292
Asia Cement Corp.(a)	4,865,000	7,189,208
Asustek Computer, Inc.(a)	1,615,000	11,823,281
Aten International Co., Ltd.	255,000	769,205
Catcher Technology Co., Ltd.(a)	1,129,000	8,494,908
Charoen Pokphand Enterprise	424,000	980,081
Chicony Electronics Co., Ltd.	792,386	2,288,169
Chilisin Electronics Corp.(a)	655,000	1,998,000
China General Plastics Corp.	1,055,912	678,186
Chong Hong Construction Co., Ltd.	382,000	1,123,815
Chung-Hsin Electric & Machinery Manufacturing Corp.	823,000	771,270
Cleanaway Co., Ltd.	216,000	1,222,593
Compal Electronics, Inc.(a)	7,310,000	4,769,357
CTBC Financial Holding Co., Ltd.	14,764,000	10,183,104
CTCI Corp.	1,054,000	1,393,211
Darfon Electronics Corp.(a)	648,000	831,290
Elan Microelectronics Corp.(a)	510,000	2,082,903
Elite Advanced Laser Corp.(a)	244,500	619,858
Elite Semiconductor Microelectronics Technology, Inc.	509,000	666,775
Everlight Electronics Co., Ltd.	738,000	774,156
Far Eastern New Century Corp.(a)	7,604,000	7,190,483
Far EasTone Telecommunications Co., Ltd.(a)	2,284,000	5,264,011
Farglory Land Development Co., Ltd.	387,000	620,417
Feng Hsin Steel Co., Ltd.	710,000	1,251,335
First Financial Holding Co., Ltd.	7,235,830	5,554,798
Formosa Chemicals & Fibre Corp.(a)	9,010,000	23,117,050
Formosa International Hotels Corp.(a)	184,000	938,569
Formosa Petrochemical Corp.(a)	2,878,000	8,632,683
Formosa Plastics Corp.(a)	8,483,000	25,186,355
Formosa Sumco Technology Corp.(a)	259,000	1,202,630
Foxsemicon Integrated Technology, Inc.	194,000	1,183,548
Fubon Financial Holding Co., Ltd.	5,239,000	7,795,153
Fusheng Precision Co., Ltd.	221,000	1,220,932
Getac Technology Corp.	687,000	1,011,715
Gigabyte Technology Co., Ltd.	155,000	344,100
Greatek Electronics, Inc.	696,000	1,091,020
Highwealth Construction Corp.(a)	1,493,000	2,203,737
Holiday Entertainment Co., Ltd.	311,000	746,286
Holtek Semiconductor, Inc.	353,000	798,017
Holy Stone Enterprise Co., Ltd.(a)	416,000	1,706,045
Hon Hai Precision Industry Co., Ltd.	21,295,000	62,287,397
Hsin Kuang Steel Co., Ltd.(a)	538,000	455,863
Huaku Development Co., Ltd.	262,000	747,696
IBF Financial Holdings Co., Ltd.	1,958,510	779,966
Inventec Corp.(a)	6,945,000	5,908,234
King’s Town Bank Co., Ltd.	715,000	869,986
Kinik Co.(a)	329,000	690,237
Kung Long Batteries Industrial Co., Ltd.(a)	162,000	812,622
Lien Hwa Industrial Holdings Corp.	1,365,053	1,966,302
Lite-On Semiconductor Corp.	389,000	542,539
Lite-On Technology Corp.	4,035,000	6,331,932
Mega Financial Holding Co., Ltd.(a)	9,944,302	10,414,646
Merry Electronics Co., Ltd.(a)	357,275	1,689,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
Micro-Star International Co., Ltd.	1,090,000	$3,971,428
Mirle Automation Corp.(a)	572,000	754,149
MOSA Industrial Corp.	219,000	250,142
Namchow Holdings Co., Ltd.	316,000	492,671
Nan Ya Plastics Corp.(a)	12,774,000	27,968,629
Nantex Industry Co., Ltd.(a)	644,000	849,077
Nanya Technology Corp.(a)	3,572,000	7,385,043
Nichidenbo Corp.	625,000	1,137,538
Novatek Microelectronics Corp.(a)	853,000	6,591,672
Oriental Union Chemical Corp.	1,600,000	911,047
Pan-International Industrial Corp.	835,000	513,659
Pegatron Corp.(a)	4,177,000	9,060,584
Powertech Technology, Inc.	1,292,000	4,685,523
Quanta Computer, Inc.(a)	5,666,990	13,637,116
Ruentex Industries Ltd.	1,034,600	2,482,661
Sampo Corp.	1,422,000	1,038,625
Sanyang Motor Co., Ltd.	1,245,000	894,575
SDI Corp.(a)	317,000	518,404
Sinon Corp.	1,681,000	1,034,085
SinoPac Financial Holdings Co., Ltd.(a)	8,891,440	3,269,743
Sunonwealth Electric Machine Industry Co., Ltd.	392,000	681,577
Supreme Electronics Co., Ltd.(a)	1,430,000	1,441,899
Swancor Holding Co., Ltd.	171,000	497,273
Syncmold Enterprise Corp.	335,000	918,555
Synnex Technology International Corp.	2,518,000	3,554,532
Systex Corp.(a)	342,000	942,385
TA Chen Stainless Pipe(a)	2,391,000	2,196,143
TA-I Technology Co., Ltd.(a)	260,000	671,491
Taiflex Scientific Co., Ltd.(a)	571,000	948,296
Taiwan Cement Corp.(a)	11,689,000	16,936,561
Taiwan Cogeneration Corp.	904,000	1,205,660
Taiwan Hon Chuan Enterprise Co., Ltd.	654,000	1,216,919
Taiwan Mobile Co., Ltd.(a)	2,302,253	8,622,378
Taiwan PCB Techvest Co., Ltd.	552,000	652,944
Taiwan Styrene Monomer(a)	1,786,000	992,744
Test Research, Inc.	480,000	881,764
Tong Hsing Electronic Industries Ltd.(a)	223,000	1,058,144
Topco Scientific Co., Ltd.	274,435	1,013,859
Transcend Information, Inc.	493,000	1,203,071
Tripod Technology Corp.	739,000	3,281,161
Tung Ho Steel Enterprise Corp.	1,673,000	1,270,152
TXC Corp.	472,000	1,017,445
U-Ming Marine Transport Corp.	911,000	966,439
United Microelectronics Corp.(a)	14,751,000	7,949,326
Walsin Lihwa Corp.(a)	6,440,000	3,175,855
Walsin Technology Corp.(a)	925,000	5,611,856
Weikeng Industrial Co., Ltd.	1,062,273	552,658
Winbond Electronics Corp.	5,142,000	2,326,618
Wistron Corp.	5,036,561	6,111,233
Wistron NeWeb Corp.	410,840	896,748
WPG Holdings Ltd.	3,316,280	4,411,666
WT Microelectronics Co., Ltd.	1,284,000	1,721,168
Yageo Corp.(a)	881,000	11,376,604
YC INOX Co., Ltd.	1,078,000	909,766
YFY, Inc.	2,415,000	1,129,557
Yuanta Financial Holding Co., Ltd.(a)	9,428,000	5,576,051
Yulon Nissan Motor Co., Ltd.	140,000	1,278,788

Total Taiwan		442,567,852

Thailand - 1.8%
Bangkok Land PCL NVDR	25,000,700	825,066
Banpu PCL NVDR	3,936,700	776,959
Beauty Community PCL NVDR(a)	4,056,300	202,110
Delta Electronics Thailand PCL NVDR(a)	694,700	1,208,125
Hana Microelectronics PCL NVDR	1,350,400	1,212,444
IRPC PCL NVDR(a)	15,862,100	1,344,615
Jasmine International PCL NVDR(a)	4,988,100	577,769
KCE Electronics PCL NVDR	1,191,800	879,173
LPN Development PCL NVDR	3,319,800	481,201
Major Cineplex Group PCL NVDR(a)	1,223,300	593,691
Noble Development PCL NVDR(a)	536,200	190,834
Origin Property PCL NVDR	1,983,800	349,809
Pruksa Holding PCL NVDR	1,769,300	658,318
PTT Exploration & Production PCL NVDR	1,928,900	5,726,007
PTT Global Chemical PCL NVDR(a)	3,313,134	4,957,776
Sansiri PCL NVDR(a)	22,041,600	541,992
Siam Commercial Bank PCL (The) NVDR	1,076,100	2,524,217
Somboon Advance Technology PCL NVDR	1,238,200	428,658
SPCG PCL NVDR	1,586,900	836,899
Supalai PCL NVDR	1,271,000	690,861
Thai Vegetable Oil PCL NVDR	1,160,197	985,365
Thanachart Capital PCL NVDR	513,400	589,685
TPI Polene Power PCL NVDR	8,171,000	1,062,765
TTW PCL NVDR	2,933,377	1,252,789

Total Thailand		28,897,128

Turkey - 1.3%
Aksa Akrilik Kimya Sanayii AS	719,010	764,664
Dogan Sirketler Grubu Holding AS	2,181,280	668,250
Enerjisa Enerji AS(b)	567,511	712,002
Eregli Demir ve Celik Fabrikalari T.A.S.	5,223,919	6,538,710
Ford Otomotiv Sanayi AS	133,365	1,379,420
Iskenderun Demir ve Celik AS	905,464	982,771
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)	1,722,078	816,478
Soda Sanayii AS	739,307	660,062
TAV Havalimanlari Holding AS	527,743	1,491,284
Tekfen Holding AS	378,818	940,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

Investments	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	355,377	$1,373,864
Trakya Cam Sanayii AS	679,987	356,126
Turkcell Iletisim Hizmetleri AS	1,584,058	3,799,105

Total Turkey		20,483,322

TOTAL COMMON STOCKS (Cost: $1,790,699,596)		1,569,079,234

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $12,297,246)	12,297,246	12,297,246

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,802,996,842)		1,581,376,480
Other Assets less Liabilities - 0.2%		2,590,358

NET ASSETS - 100.0%		$1,583,966,838

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $139,033,488 and the total market value of the collateral held by the Fund was $153,133,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $140,836,534.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree Global High Dividend Fund^	$874,659	$—	$978,878	$(203,780)	$307,999	$—	$9,867

^	As of June 30, 2020, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/1/2020	12,163,034	MXN	526,766	USD	$—	$(387)
Goldman Sachs	7/1/2020	1,099,318	TRY	160,367	USD	6	—
Goldman Sachs	7/2/2020	1,176,171	MXN	51,143	USD	—	(242)
Merrill Lynch International	7/1/2020	4,886,816	THB	158,201	USD	—	(90)
State Street Bank and Trust	7/1/2020	555,036	BRL	102,360	USD	—	(1,275)
State Street Bank and Trust	7/1/2020	410,554	USD	7,102,592	ZAR	1,772	—
State Street Bank and Trust	7/2/2020	1,137,061	HKD	146,712	USD	—	(3)

						$1,778	$(1,997)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,569,079,234	$—	$—	$1,569,079,234
Investment of Cash Collateral for Securities Loaned	—	12,297,246	—	12,297,246

Total Investments in Securities	$1,569,079,234	$12,297,246	$—	$1,581,376,480

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	1,778	—	1,778
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(1,997)	—	(1,997)

Total - Net	$1,569,079,234	$12,297,027	$—	$1,581,376,261

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.1%

Brazil - 1.1%
Raia Drogasil S.A.	500	$10,073
Telefonica Brasil S.A., Preference Shares	4,884	42,722
TIM Participacoes S.A.	13,849	35,816

Total Brazil		88,611

China - 39.3%
3SBio, Inc.*(a)	9,000	11,403
58.com, Inc. ADR*	914	49,301
A-Living Services Co., Ltd. Class H(a)	4,000	20,154
Alibaba Group Holding Ltd. ADR*	1,441	310,824
Anhui Conch Cement Co., Ltd. Class H	5,000	33,675
Bank of Hangzhou Co., Ltd. Class A	19,500	24,588
Bank of Nanjing Co., Ltd. Class A	27,700	28,702
Beijing Enterprises Holdings Ltd.	8,000	26,734
Changchun High & New Technology Industry Group, Inc. Class A	500	30,767
China Coal Energy Co., Ltd. Class H	74,000	16,804
China East Education Holdings Ltd.(a)	16,500	29,847
China Education Group Holdings Ltd.	22,000	35,368
China Everbright Bank Co., Ltd. Class H	145,000	54,442
China Lesso Group Holdings Ltd.	16,000	20,809
China Medical System Holdings Ltd.	16,000	18,848
China Mengniu Dairy Co., Ltd.*	8,000	30,553
China Minsheng Banking Corp., Ltd. Class H	110,000	75,505
China National Building Material Co., Ltd. Class H	24,000	25,547
China Power International Development Ltd.	126,000	23,085
China Railway Group Ltd. Class H	43,000	22,081
China Reinsurance Group Corp. Class H	254,000	25,890
China Resources Cement Holdings Ltd.	30,000	36,733
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	13,700	25,602
China Resources Gas Group Ltd.	6,000	29,224
China Resources Power Holdings Co., Ltd.	24,000	28,210
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	5,200	21,457
China Shenhua Energy Co., Ltd. Class H	19,000	29,712
China Telecom Corp., Ltd. Class H	173,200	48,493
China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	27,023
China Unicom Hong Kong Ltd.	78,300	42,330
China Vanke Co., Ltd. Class H	7,600	24,024
Chongqing Rural Commercial Bank Co., Ltd. Class H	99,000	38,959
Country Garden Services Holdings Co., Ltd.	5,000	23,224
Dali Foods Group Co., Ltd.(a)	50,000	30,321
Daqin Railway Co., Ltd. Class A	24,300	24,183
ENN Energy Holdings Ltd.	2,700	30,378
GF Securities Co., Ltd. Class H	59,800	64,040
Gigadevice Semiconductor Beijing, Inc. Class A	820	27,346
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,300	16,447
Haier Electronics Group Co., Ltd.	15,000	45,384
Hansoh Pharmaceutical Group Co., Ltd.*(a)	4,000	18,838
Hengan International Group Co., Ltd.	3,500	27,411
Huadian Power International Corp., Ltd. Class H	74,000	21,292
Huaxin Cement Co., Ltd. Class A	4,500	15,082
Hubei Kaile Science & Technology Co., Ltd. Class A	12,100	23,126
Inner Mongolia Yitai Coal Co., Ltd. Class B	43,500	28,188
JD.com, Inc. ADR*	515	30,993
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,000	15,437
Jointown Pharmaceutical Group Co., Ltd. Class A	9,100	23,952
Kingdee International Software Group Co., Ltd.*	19,000	44,176
Kunlun Energy Co., Ltd.	48,000	31,090
KWG Group Holdings Ltd.*	16,500	27,718
Li Ning Co., Ltd.	11,100	35,232
Logan Group Co., Ltd.	14,000	24,783
Luye Pharma Group Ltd.(a)	35,000	21,405
Maanshan Iron & Steel Co., Ltd. Class H	86,000	23,080
Metallurgical Corp. of China Ltd. Class H	160,000	25,392
Momo, Inc. ADR	1,883	32,915
NetEase, Inc. ADR	121	51,955
Ping An Insurance Group Co. of China Ltd. Class H	7,500	74,996
SDIC Power Holdings Co., Ltd. Class A	22,600	25,111
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	6,700	27,324
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	44,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2020

Investments	Shares	Value
Shanghai Electric Group Co., Ltd. Class H*	88,000	$24,979
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	8,000	26,734
Shanghai Industrial Holdings Ltd.	17,000	26,146
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	19,600	32,926
Shanghai Pudong Development Bank Co., Ltd. Class A	46,500	69,545
Shenzhen Expressway Co., Ltd. Class H	22,000	22,254
Shenzhen International Holdings Ltd.	13,500	21,494
Shimao Group Holdings Ltd.	6,500	27,508
Sinotruk Hong Kong Ltd.	8,000	20,696
SSY Group Ltd.	30,000	20,476
Sun Art Retail Group Ltd.	16,000	27,333
Tencent Holdings Ltd.	4,100	263,760
Tingyi Cayman Islands Holding Corp.	18,000	27,916
Uni-President China Holdings Ltd.	30,000	29,882
Vipshop Holdings Ltd. ADR*	1,602	31,896
Want Want China Holdings Ltd.	41,000	30,947
Weichai Power Co., Ltd. Class H	9,000	16,768
Wuhan Guide Infrared Co., Ltd. Class A	6,450	26,697
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	5,600	37,048
Xiamen C & D, Inc. Class A	16,100	18,435
Yanzhou Coal Mining Co., Ltd. Class H	30,000	22,412
Yuexiu Property Co., Ltd.	134,700	23,984
Zhongsheng Group Holdings Ltd.	10,500	58,119
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H*	23,000	17,716
ZTE Corp. Class H	9,600	29,356
ZTO Express Cayman, Inc. ADR	588	21,586

Total China		3,198,614

Hungary - 0.3%
Richter Gedeon Nyrt	1,236	25,536

India - 8.0%
Asian Paints Ltd.	1,135	25,366
Aurobindo Pharma Ltd.	759	7,758
Bajaj Auto Ltd.	917	34,323
Berger Paints India Ltd.	2,908	19,022
Cipla Ltd.	3,421	29,009
Coal India Ltd.	10,525	18,519
Colgate-Palmolive India Ltd.	1,471	27,406
Divi’s Laboratories Ltd.	818	24,689
Dr. Reddy’s Laboratories Ltd.	601	31,401
GAIL India Ltd.	8,815	11,926
HCL Technologies Ltd.	6,569	48,447
Infosys Ltd.	2,273	22,155
Infosys Ltd. ADR	1,332	12,867
Lupin Ltd.	2,068	24,974
Marico Ltd.	5,841	27,223
Nestle India Ltd.	104	23,656
Oil & Natural Gas Corp., Ltd.	7,867	8,476
Page Industries Ltd.	129	34,025
Petronet LNG Ltd.	6,915	23,633
Power Grid Corp. of India Ltd.	10,503	24,323
Shriram Transport Finance Co., Ltd.	4,646	42,433
Tata Consultancy Services Ltd.	1,766	48,701
Tech Mahindra Ltd.	4,786	34,445
Wipro Ltd.	9,873	28,722
Wipro Ltd. ADR	5,205	17,229

Total India		650,728

Indonesia - 1.9%
Bank Mandiri Persero Tbk PT	103,600	35,899
Bank Negara Indonesia Persero Tbk PT	166,500	53,383
Gudang Garam Tbk PT	1,900	6,275
Indofood CBP Sukses Makmur Tbk PT	36,400	23,825
Indofood Sukses Makmur Tbk PT	34,100	15,576
Kalbe Farma Tbk PT	176,500	18,039

Total Indonesia		152,997

Malaysia - 6.7%
DiGi.Com Bhd	57,600	57,936
Fraser & Neave Holdings Bhd	4,200	31,836
Hartalega Holdings Bhd	18,200	55,216
Hong Leong Bank Bhd	10,700	35,159
Hong Leong Financial Group Bhd	9,500	29,043
IHH Healthcare Bhd	23,900	30,677
Malaysia Airports Holdings Bhd	7,100	9,030
MISC Bhd	12,900	23,060
Nestle Malaysia Bhd	1,100	35,914
Petronas Dagangan Bhd	5,100	24,518
Petronas Gas Bhd	7,200	28,363
QL Resources Bhd	14,800	33,157
Sime Darby Bhd	45,900	23,030
Telekom Malaysia Bhd	46,700	45,229
Tenaga Nasional Bhd	11,100	30,101
Top Glove Corp. Bhd	11,100	41,706
Westports Holdings Bhd	17,400	15,431

Total Malaysia		549,406

Philippines - 3.3%
Globe Telecom, Inc.	1,605	66,680
Manila Electric Co.	5,760	30,982
Megaworld Corp.	364,900	22,337
Metro Pacific Investments Corp.	522,000	38,764
PLDT, Inc.	2,875	72,128
Security Bank Corp.	17,610	36,404

Total Philippines		267,295

Poland - 1.1%
Cyfrowy Polsat S.A.	8,142	54,134
Orange Polska S.A.*	25,070	39,452

Total Poland		93,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2020

Investments	Shares	Value
Russia - 4.8%
Gazprom PJSC ADR	6,225	$33,590
Lukoil PJSC ADR	512	38,021
MMC Norilsk Nickel PJSC ADR	1,221	31,978
Mobile TeleSystems PJSC ADR	6,503	59,763
PhosAgro PJSC GDR(b)	3,583	44,214
Polyus PJSC GDR(b)	558	46,956
Rosneft Oil Co. PJSC GDR(b)	6,514	32,752
VTB Bank PJSC GDR(b)	71,554	67,154
X5 Retail Group N.V. GDR(b)	1,025	36,285

Total Russia		390,713

South Africa - 0.5%
Aspen Pharmacare Holdings Ltd.*	1,181	9,755
Gold Fields Ltd.	1,322	12,343
Tiger Brands Ltd.	1,989	20,422

Total South Africa		42,520

South Korea - 10.3%
BGF Retail Co., Ltd.	392	45,299
CJ Logistics Corp.*	376	49,233
Coway Co., Ltd.	995	59,724
Fila Holdings Corp.	1,498	43,713
GS Retail Co., Ltd.	1,291	39,121
Hyundai Glovis Co., Ltd.	403	34,006
Hyundai Marine & Fire Insurance Co., Ltd.	1,736	33,050
Kia Motors Corp.	2,044	54,463
KMW Co., Ltd.*	1,094	58,209
KT&G Corp.	884	57,471
Kumho Petrochemical Co., Ltd.	578	35,799
NCSoft Corp.	124	91,852
Orion Corp.	512	57,038
Pearl Abyss Corp.*	302	54,733
S-1 Corp.	751	53,569
Samsung Electronics Co., Ltd.	1,658	72,779

Total South Korea		840,059

Taiwan - 17.7%
Accton Technology Corp.	7,000	54,093
Acer, Inc.	27,000	16,381
Advantech Co., Ltd.	5,000	50,077
Asia Cement Corp.	14,000	20,688
Asustek Computer, Inc.	3,000	21,963
Catcher Technology Co., Ltd.	1,000	7,524
Chailease Holding Co., Ltd.	10,264	43,485
Chicony Electronics Co., Ltd.	18,000	51,979
China Life Insurance Co., Ltd.*	52,000	38,421
Compal Electronics, Inc.	28,000	18,268
CTBC Financial Holding Co., Ltd.	62,000	42,763
Delta Electronics, Inc.	9,000	51,094
Fubon Financial Holding Co., Ltd.	29,000	43,149
Globalwafers Co., Ltd.	2,000	27,318
Hon Hai Precision Industry Co., Ltd.	6,000	17,550
Inventec Corp.	59,000	50,192
Lite-On Technology Corp.	30,000	47,078
Micro-Star International Co., Ltd.	14,000	51,009
Nien Made Enterprise Co., Ltd.	1,000	9,744
Novatek Microelectronics Corp.	1,000	7,728
Pegatron Corp.	20,000	43,383
Pou Chen Corp.	24,000	23,427
Powertech Technology, Inc.	14,000	50,772
President Chain Store Corp.	1,000	10,049
Quanta Computer, Inc.	7,000	16,845
Realtek Semiconductor Corp.	4,000	40,536
Ruentex Development Co., Ltd.	3,000	5,196
Shin Kong Financial Holding Co., Ltd.*	152,560	44,468
Standard Foods Corp.	10,000	21,353
Synnex Technology International Corp.	40,000	56,466
Taiwan Cement Corp.	14,557	21,092
Taiwan Mobile Co., Ltd.	10,000	37,452
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	127,303
Uni-President Enterprises Corp.	9,000	21,749
United Microelectronics Corp.	80,000	43,112
Vanguard International Semiconductor Corp.	6,000	15,821
Walsin Technology Corp.	4,000	24,268
Win Semiconductors Corp.	1,000	10,134
Wistron Corp.	54,000	65,522
Wiwynn Corp.	2,000	54,365
Zhen Ding Technology Holding Ltd.	8,000	34,842

Total Taiwan		1,438,659

Thailand - 0.3%
Thai Union Group PCL NVDR	50,200	20,952

Turkey - 3.8%
BIM Birlesik Magazalar AS	3,143	31,179
Eregli Demir ve Celik Fabrikalari T.A.S.	19,310	24,170
Ford Otomotiv Sanayi AS	2,858	29,561
Haci Omer Sabanci Holding AS	28,340	38,202
KOC Holding AS	3,433	9,015
Turkcell Iletisim Hizmetleri AS	26,235	62,920
Turkiye Garanti Bankasi AS*	45,632	56,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2020

Investments	Shares	Value
Turkiye Is Bankasi AS Group C*	70,577	$57,452

Total Turkey		308,817

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $7,850,451)		8,068,493
Other Assets less Liabilities - 0.9%		71,289

NET ASSETS - 100.0%		$8,139,782

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/1/2020	1,629	USD	8,889	BRL	$10	$—
State Street Bank and Trust	7/2/2020	2,689	USD	20,841	HKD	—	(0	)^

						$10	$(0)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,068,493	$—	$—	$8,068,493

Total Investments in Securities	$8,068,493	$—	$—	$8,068,493

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	10	—	10
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(0)	—	(0)

Total - Net	$8,068,493	$10	$—	$8,068,503

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.3%

Brazil - 5.6%
B3 S.A. - Brasil Bolsa Balcao	39,264	$393,942
BB Seguridade Participacoes S.A.	35,387	175,749
Centrais Eletricas Brasileiras S.A.	28,885	163,079
Cia Brasileira de Distribuicao	15,254	197,190
Cia de Saneamento Basico do Estado de Sao Paulo	23,761	249,692
Cia Siderurgica Nacional S.A.	94,031	182,897
Equatorial Energia S.A.	56,894	240,599
Gerdau S.A., Preference Shares	90,531	263,969
Hypera S.A.	29,760	180,485
Itau Unibanco Holding S.A., Preference Shares	81,367	377,138
Itausa S.A., Preference Shares	134,925	235,654
Klabin S.A.	72,026	266,680
Lojas Renner S.A.	29,766	226,601
M. Dias Branco S.A.	28,173	208,368
Magazine Luiza S.A.	25,323	330,442
Porto Seguro S.A.	19,477	178,850
Sul America S.A.	19,509	160,135
Telefonica Brasil S.A., Preference Shares	21,714	189,940
TIM Participacoes S.A.	114,166	295,250

Total Brazil		4,516,660

Chile - 1.2%
Cia Cervecerias Unidas S.A.	23,639	170,393
Embotelladora Andina S.A. Class B, Preference Shares	65,073	159,392
Empresas CMPC S.A.	111,085	220,925
Empresas COPEC S.A.	24,087	161,735
Enel Americas S.A.	1,404,360	212,211

Total Chile		924,656

China - 36.0%
Aier Eye Hospital Group Co., Ltd. Class A	46,770	287,267
Air China Ltd. Class H(a)	238,000	141,870
Angang Steel Co., Ltd. Class A	259,300	89,804
Angang Steel Co., Ltd. Class H(a)	778,000	189,721
Anhui Conch Cement Co., Ltd. Class A	35,700	267,014
Anhui Conch Cement Co., Ltd. Class H	63,500	427,678
ANTA Sports Products Ltd.	32,000	282,409
Bank of China Ltd. Class H	1,289,000	477,318
Beijing Capital International Airport Co., Ltd. Class H	258,000	161,449
Beijing Enterprises Water Group Ltd.*	438,000	170,669
Brilliance China Automotive Holdings Ltd.	226,000	202,368
CGN Power Co., Ltd. Class H(b)	1,123,000	231,832
China Aoyuan Group Ltd.	203,000	245,419
China Conch Venture Holdings Ltd.	78,000	329,091
China Everbright Bank Co., Ltd. Class H	537,000	201,623
China Evergrande Group(a)	114,000	294,177
China Gas Holdings Ltd.	76,200	234,977
China Jinmao Holdings Group Ltd.	462,000	324,871
China Medical System Holdings Ltd.	204,000	240,311
China Mengniu Dairy Co., Ltd.*	86,000	328,445
China Merchants Bank Co., Ltd. Class H	82,000	377,178
China Minsheng Banking Corp., Ltd. Class H	403,500	276,967
China National Building Material Co., Ltd. Class H	320,000	340,625
China Resources Cement Holdings Ltd.	318,000	389,374
China Resources Gas Group Ltd.	62,000	301,983
China Resources Land Ltd.	80,000	302,950
China Tourism Group Duty Free Corp., Ltd. Class A	15,900	346,203
China Unicom Hong Kong Ltd.	270,000	145,966
China Vanke Co., Ltd. Class H	76,000	240,244
Chongqing Zhifei Biological Products Co., Ltd. Class A	23,700	335,528
CIFI Holdings Group Co., Ltd.	390,000	303,931
CITIC Ltd.	234,000	219,796
CNOOC Ltd.	368,000	409,287
Country Garden Holdings Co., Ltd.	251,000	308,307
CSPC Pharmaceutical Group Ltd.	189,600	358,140
ENN Energy Holdings Ltd.	27,400	308,276
Far East Horizon Ltd.	343,000	291,201
Fuyao Glass Industry Group Co., Ltd. Class H(b)	85,600	203,882
Geely Automobile Holdings Ltd.	161,000	253,430
Guangzhou Automobile Group Co., Ltd. Class H	216,400	156,078
Guangzhou R&F Properties Co., Ltd. Class H	141,600	164,795
Haier Electronics Group Co., Ltd.	113,000	341,896
Hundsun Technologies, Inc. Class A	18,850	286,983
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	321,400	115,401
Jiangsu Hengrui Medicine Co., Ltd. Class A	33,060	431,354
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	13,700	203,619
Kingboard Holdings Ltd.	81,500	211,362
Kunlun Energy Co., Ltd.	286,000	185,243
KWG Group Holdings Ltd.*	284,000	477,092
Lepu Medical Technology Beijing Co., Ltd. Class A	41,700	215,276
Logan Group Co., Ltd.	218,000	385,908
Longfor Group Holdings Ltd.(b)	79,500	377,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2020

Investments	Shares	Value
Luxshare Precision Industry Co., Ltd. Class A	65,228	$473,482
Luye Pharma Group Ltd.(a)(b)	282,500	172,771
Luzhou Laojiao Co., Ltd. Class A	14,600	188,060
NetEase, Inc. ADR	1,443	619,595
New China Life Insurance Co., Ltd. Class H	70,200	235,043
Nexteer Automotive Group Ltd.	292,000	200,432
Ninestar Corp. Class A	32,800	152,592
Perfect World Co., Ltd. Class A	34,800	283,552
Ping An Insurance Group Co. of China Ltd. Class H	76,000	759,956
Sany Heavy Industry Co., Ltd. Class A	97,400	258,298
Seazen Group Ltd.*	288,000	250,081
Shaanxi Coal Industry Co., Ltd. Class A	136,600	139,224
Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	130,100	102,438
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	209,294	110,947
Shenzhen International Holdings Ltd.	145,732	232,030
Shenzhou International Group Holdings Ltd.	23,900	288,017
Sino Biopharmaceutical Ltd.	274,000	516,151
Sinotruk Hong Kong Ltd.	221,500	573,009
SSY Group Ltd.	358,000	244,350
Sunac China Holdings Ltd.	79,000	330,761
Sunny Optical Technology Group Co., Ltd.	20,000	319,981
Tencent Holdings Ltd.	65,900	4,239,462
Tingyi Cayman Islands Holding Corp.	194,000	300,870
TravelSky Technology Ltd. Class H	104,000	183,029
Uni-President China Holdings Ltd.	269,000	267,943
Weichai Power Co., Ltd. Class A	95,300	184,831
Weichai Power Co., Ltd. Class H	198,000	368,897
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	67,100	443,912
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	31,100	203,154
Xiamen C & D, Inc. Class A	109,500	125,380
Yanzhou Coal Mining Co., Ltd. Class H	314,000	234,575
Yihai International Holding Ltd.*	45,000	461,296
Yunda Holding Co., Ltd. Class A	44,200	152,767
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	10,300	247,887
Zhongsheng Group Holdings Ltd.	89,700	496,504

Total China		28,755,853

Hong Kong - 0.3%
Kingboard Laminates Holdings Ltd.	226,500	227,656

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC*	28,814	169,646

India - 8.0%
Adani Ports & Special Economic Zone Ltd.	40,876	186,180
Ashok Leyland Ltd.	298,266	185,469
Britannia Industries Ltd.	5,652	269,770
Cipla Ltd.	46,179	391,585
Dabur India Ltd.	52,683	325,118
Dr. Reddy’s Laboratories Ltd.	6,897	360,357
GAIL India Ltd.	140,580	190,192
Hindustan Unilever Ltd.	15,416	445,102
Infosys Ltd.	56,140	547,208
ITC Ltd.	100,370	258,756
JSW Steel Ltd.	100,739	252,635
Mahindra & Mahindra Financial Services Ltd.	50,977	113,292
Marico Ltd.	54,499	254,003
Nestle India Ltd.	1,701	386,918
Page Industries Ltd.	1,082	285,384
Petronet LNG Ltd.	90,391	308,930
Pidilite Industries Ltd.	11,620	211,166
Power Grid Corp. of India Ltd.	110,027	254,798
Shree Cement Ltd.	911	278,125
Tata Consultancy Services Ltd.	17,889	493,321
Tech Mahindra Ltd.	32,381	233,046
Titan Co., Ltd.	15,793	198,679

Total India		6,430,034

Indonesia - 5.6%
Adaro Energy Tbk PT	2,826,100	196,848
Bank Central Asia Tbk PT	211,800	422,191
Bank Mandiri Persero Tbk PT	707,700	245,230
Bank Rakyat Indonesia Persero Tbk PT	1,329,100	281,916
Bukit Asam Tbk PT	1,643,400	232,388
Charoen Pokphand Indonesia Tbk PT	796,600	310,889
Gudang Garam Tbk PT	74,800	247,021
Hanjaya Mandala Sampoerna Tbk PT	1,535,400	176,810
Indah Kiat Pulp & Paper Corp. Tbk PT	624,900	261,378
Indofood CBP Sukses Makmur Tbk PT	359,100	235,043
Indofood Sukses Makmur Tbk PT	400,400	182,892
Kalbe Farma Tbk PT	2,517,531	257,305
Pabrik Kertas Tjiwi Kimia Tbk PT	388,800	140,169
Pakuwon Jati Tbk PT	6,357,800	185,148
Perusahaan Gas Negara Tbk PT	1,541,600	122,486
Surya Citra Media Tbk PT	2,661,500	217,056
Telekomunikasi Indonesia Persero Tbk PT	1,216,600	259,757
Unilever Indonesia Tbk PT	514,100	284,312
United Tractors Tbk PT	184,300	213,522

Total Indonesia		4,472,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2020

Investments	Shares	Value
Malaysia - 2.8%
Dialog Group Bhd	282,700	$238,167
Hartalega Holdings Bhd	207,900	630,735
Malayan Banking Bhd	145,500	255,007
Malaysia Airports Holdings Bhd	134,000	170,432
Nestle Malaysia Bhd	6,100	199,158
Petronas Chemicals Group Bhd	157,400	227,743
Press Metal Aluminium Holdings Bhd	205,700	217,461
QL Resources Bhd	122,500	274,446

Total Malaysia		2,213,149

Mexico - 2.9%
America Movil S.A.B. de C.V. Series L	614,137	392,025
Gruma S.A.B. de C.V. Class B	22,274	239,108
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	23,493	168,031
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	18,670	207,368
Grupo Bimbo S.A.B. de C.V. Series A(a)	140,426	233,790
Grupo Financiero Banorte S.A.B. de C.V. Class O	67,274	232,098
Grupo Financiero Inbursa S.A.B. de C.V. Class O	178,564	123,257
Grupo Mexico S.A.B. de C.V. Series B	142,051	328,463
Megacable Holdings S.A.B. de C.V. Series CPO	56,148	163,460
Orbia Advance Corp. S.A.B. de C.V.	139,302	204,850

Total Mexico		2,292,450

Philippines - 1.5%
Globe Telecom, Inc.	6,280	260,905
International Container Terminal Services, Inc.	129,760	266,942
Jollibee Foods Corp.	47,430	133,271
Megaworld Corp.	2,510,000	153,648
Metropolitan Bank & Trust Co.	233,397	173,320
SM Prime Holdings, Inc.	399,700	255,503

Total Philippines		1,243,589

Poland - 0.3%
LPP S.A.*	141	214,228

Russia - 3.7%
Lukoil PJSC ADR	7,164	531,999
Magnitogorsk Iron & Steel Works PJSC GDR(c)	41,326	278,537
MMC Norilsk Nickel PJSC ADR	19,702	515,995
Novatek PJSC GDR(c)	2,136	303,739
PhosAgro PJSC GDR(c)	19,613	242,024
Rosneft Oil Co. PJSC GDR(c)	55,379	278,446
Sberbank of Russia PJSC ADR	46,350	527,463
Tatneft PJSC ADR	6,840	319,565

Total Russia		2,997,768

South Africa - 2.8%
Absa Group Ltd.	25,867	126,990
Anglo American Platinum Ltd.	3,521	254,136
Bid Corp., Ltd.	13,101	213,763
Clicks Group Ltd.	16,963	205,372
Exxaro Resources Ltd.(a)	27,405	205,738
Foschini Group Ltd. (The)	20,317	75,059
Kumba Iron Ore Ltd.	10,057	268,052
Mr. Price Group Ltd.	21,046	173,213
Pick n Pay Stores Ltd.	60,283	176,946
PSG Group Ltd.	15,912	145,044
Rand Merchant Investment Holdings Ltd.	104,110	174,965
SPAR Group Ltd. (The)	20,365	201,130

Total South Africa		2,220,408

South Korea - 9.6%
BGF Retail Co., Ltd.	1,401	161,898
BNK Financial Group, Inc.	40,273	167,407
Cheil Worldwide, Inc.	13,854	188,889
CJ ENM Co., Ltd.	1,690	154,971
Daelim Industrial Co., Ltd.	3,755	256,920
GS Engineering & Construction Corp.	11,739	239,591
Hana Financial Group, Inc.	10,362	232,593
KB Financial Group, Inc.	9,785	276,178
Korea Gas Corp.	7,898	172,031
Kumho Petrochemical Co., Ltd.	3,544	219,502
LG Electronics, Inc.	5,171	271,694
LG Household & Health Care Ltd.	307	343,536
LG Household & Health Care Ltd., Preference Shares	383	230,848
Meritz Securities Co., Ltd.	52,308	131,765
NCSoft Corp.	643	476,296
S-1 Corp.	2,614	186,458
Samsung Electro-Mechanics Co., Ltd.	2,962	317,660
Samsung Electronics Co., Ltd.	55,728	2,446,222
Samsung SDS Co., Ltd.	1,616	226,376
Samsung Securities Co., Ltd.	7,633	167,211
Shinsegae, Inc.	1,074	196,880
SK Hynix, Inc.	9,072	641,832

Total South Korea		7,706,758

Taiwan - 12.8%
Advantech Co., Ltd.	29,000	290,447
Asia Cement Corp.	171,000	252,694
Chailease Holding Co., Ltd.	82,264	348,523
Chicony Electronics Co., Ltd.	76,000	219,465
E.Sun Financial Holding Co., Ltd.	375,000	353,336
Eclat Textile Co., Ltd.	21,000	243,421
Feng TAY Enterprise Co., Ltd.	35,648	201,169
Formosa Plastics Corp.	128,000	380,037
Hiwin Technologies Corp.	29,000	288,481
Largan Precision Co., Ltd.	2,000	276,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2020

Investments	Shares	Value
Micro-Star International Co., Ltd.	72,000	$262,333
Nanya Technology Corp.	131,000	270,840
Nien Made Enterprise Co., Ltd.	31,000	302,073
Novatek Microelectronics Corp.	42,000	324,561
Powertech Technology, Inc.	90,000	326,391
President Chain Store Corp.	36,000	361,775
Realtek Semiconductor Corp.	34,000	344,558
Standard Foods Corp.	143,000	305,343
Synnex Technology International Corp.	213,000	300,681
Taiwan Semiconductor Manufacturing Co., Ltd.	263,291	2,793,136
Uni-President Enterprises Corp.	159,000	384,236
Walsin Technology Corp.(a)	62,000	376,146
Winbond Electronics Corp.	480,000	217,187
Yageo Corp.	37,000	477,792
Zhen Ding Technology Holding Ltd.(a)	72,000	313,579

Total Taiwan		10,215,111

Thailand - 3.1%
Airports of Thailand PCL NVDR	144,500	282,852
Bangkok Dusit Medical Services PCL NVDR	394,000	286,824
Berli Jucker PCL NVDR	160,000	204,481
Bumrungrad Hospital PCL NVDR	56,700	213,720
Central Retail Corp. PCL NVDR	153,983	163,162
CP ALL PCL NVDR*	143,517	314,593
Electricity Generating PCL NVDR	20,800	166,225
Energy Absolute PCL NVDR	147,100	186,805
Indorama Ventures PCL NVDR	235,200	211,172
Muangthai Capital PCL NVDR*	135,300	227,634
PTT Exploration & Production PCL NVDR	82,900	246,092

Total Thailand		2,503,560

Turkey - 2.9%
Akbank T.A.S.*	215,421	191,073
Aselsan Elektronik Sanayi ve Ticaret AS	82,708	391,897
BIM Birlesik Magazalar AS	34,299	340,250
Eregli Demir ve Celik Fabrikalari T.A.S.	251,835	315,219
Ford Otomotiv Sanayi AS	23,482	242,879
KOC Holding AS	80,177	210,538
TAV Havalimanlari Holding AS	66,105	186,798
Turkiye Is Bankasi AS Group C*	232,522	189,281
Turkiye Sise ve Cam Fabrikalari AS	291,056	235,656

Total Turkey		2,303,591

TOTAL COMMON STOCKS (Cost: $78,742,698)		79,407,478

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $294,076)	294,076	294,076

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $79,036,774)		79,701,554
Other Assets less Liabilities - 0.3%		218,532

NET ASSETS - 100.0%		$79,920,086

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,357,187 and the total market value of the collateral held by the Fund was $1,470,193. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,176,117.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/2/2020	18,670	USD	132,000	CNY	$10	$—
State Street Bank and Trust	7/2/2020	28,144	USD	218,133	HKD	—	(0	)^

						$10	$(0)

^	Amount represents less than $1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$79,407,478	$—	$—	$79,407,478
Investment of Cash Collateral for Securities Loaned	—	294,076	—	294,076

Total Investments in Securities	$79,407,478	$294,076	$—	$79,701,554

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	10	—	10
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(0)	—	(0)

Total - Net	$79,407,478	$294,086	$—	$79,701,564

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 98.7%

Brazil - 4.9%
AES Tiete Energia S.A.	830,957	$2,374,466
Alupar Investimento S.A.	284,492	1,241,945
Arezzo Industria e Comercio S.A.	137,576	1,200,169
Cia de Locacao das Americas	447,878	1,380,960
Cia de Saneamento de Minas Gerais-COPASA	171,627	1,820,106
Cia de Saneamento do Parana	1,188,032	6,817,748
Cia Hering	363,611	948,297
Construtora Tenda S.A.	219,069	1,237,220
CVC Brasil Operadora e Agencia de Viagens S.A.	103,889	343,219
Duratex S.A.	1,828,265	4,281,979
EcoRodovias Infraestrutura e Logistica S.A.*	438,509	1,035,817
Fleury S.A.	722,908	3,237,471
Grendene S.A.	833,618	1,112,847
Guararapes Confeccoes S.A.	126,300	406,217
Iguatemi Empresa de Shopping Centers S.A.	146,153	887,704
Instituto Hermes Pardini S.A.	106,912	428,754
Iochpe Maxion S.A.	250,214	616,102
JHSF Participacoes S.A.	538,347	696,121
Light S.A.*	151,460	457,348
Linx S.A.	78,003	359,983
Mahle-Metal Leve S.A.	351,878	1,147,763
Movida Participacoes S.A.	220,451	527,961
MRV Engenharia e Participacoes S.A.	557,008	1,825,990
Odontoprev S.A.	665,774	1,725,425
Qualicorp Consultoria e Corretora de Seguros S.A.	870,870	4,599,554
Sao Martinho S.A.	283,254	1,094,161
Ser Educacional S.A.(a)	137,220	374,863
SLC Agricola S.A.	442,968	1,903,920
Smiles Fidelidade S.A.	504,163	1,350,666
Tegma Gestao Logistica S.A.	163,594	693,609
TOTVS S.A.	225,491	950,702
Transmissora Alianca de Energia Eletrica S.A.	2,649,115	13,557,247
Tupy S.A.	519,506	1,807,126
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	458,177	900,366
Wiz Solucoes e Corretagem de Seguros S.A.	586,203	1,132,734
YDUQS Participacoes S.A.	1,268,786	7,775,670

Total Brazil		72,252,230

Chile - 1.2%
AES Gener S.A.	19,877,558	2,858,338
CAP S.A.*	242,841	1,574,353
Engie Energia Chile S.A.	2,429,084	3,253,185
Grupo Security S.A.	6,207,781	1,111,969
Inversiones Aguas Metropolitanas S.A.	2,846,230	2,444,719
Inversiones La Construccion S.A.	163,397	1,095,154
Parque Arauco S.A.	1,492,176	2,709,411
Ripley Corp. S.A.	2,627,889	855,041
Salfacorp S.A.	618,324	328,730
Vina Concha y Toro S.A.	751,570	1,170,401

Total Chile		17,401,301

China - 20.3%
A-Living Services Co., Ltd. Class H(a)	264,000	1,330,142
Anhui Anke Biotechnology Group Co., Ltd. Class A	468,682	1,185,933
Anhui Expressway Co., Ltd. Class H	1,721,666	795,252
Apeloa Pharmaceutical Co., Ltd. Class A	377,400	1,242,511
Asia Cement China Holdings Corp.	2,768,500	2,714,758
Ausnutria Dairy Corp., Ltd.*(b)	901,000	2,015,798
BAIC Motor Corp., Ltd. Class H(a)	6,364,000	2,750,731
Bank of Chongqing Co., Ltd. Class H	1,247,000	624,268
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	80,900	216,142
Beijing Capital International Airport Co., Ltd. Class H	5,580,000	3,491,797
Beijing Capital Land Ltd. Class H	7,490,000	1,410,937
Beijing North Star Co., Ltd. Class H	4,088,000	896,671
Beijing SL Pharmaceutical Co., Ltd. Class A	520,939	943,333
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(b)	544,000	732,778
Boya Bio-pharmaceutical Group Co., Ltd. Class A	83,100	440,398
C&D International Investment Group Ltd.	2,806,000	4,359,004
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Chacha Food Co., Ltd. Class A	262,500	2,010,839
China BlueChemical Ltd. Class H	12,580,000	1,866,601
China CAMC Engineering Co., Ltd. Class A	908,878	935,332
China Communications Services Corp., Ltd. Class H	6,970,000	4,334,639
China Everbright Greentech Ltd.(a)(b)	2,232,000	878,349
China Harmony New Energy Auto Holding Ltd.(b)	3,974,000	1,974,066
China Lilang Ltd.	3,651,000	1,959,649
China Longyuan Power Group Corp., Ltd. Class H	7,862,000	4,412,608
China Meheco Co., Ltd. Class A	923,900	1,848,035
China Meidong Auto Holdings Ltd.	984,000	2,412,247
China New Higher Education Group Ltd.(a)(b)	1,591,000	1,051,025
China Oriental Group Co., Ltd.(b)	12,790,000	3,481,978
China Overseas Grand Oceans Group Ltd.	7,419,000	4,183,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
China Power International Development Ltd.	30,554,000	$5,597,956
China Reinsurance Group Corp. Class H	14,375,000	1,465,237
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	543,200	1,015,126
China Resources Medical Holdings Co., Ltd.(b)	2,353,000	1,341,891
China Risun Group Ltd. Class H(b)	6,259,000	1,712,040
China SCE Group Holdings Ltd.	12,537,000	5,435,081
China South City Holdings Ltd.	19,862,000	2,024,525
China Tian Lun Gas Holdings Ltd.(b)	552,500	422,014
China Xinhua Education Group Ltd.(a)	1,343,000	440,132
China Yuhua Education Corp., Ltd.(a)(b)	3,122,000	2,561,905
Chongqing Rural Commercial Bank Co., Ltd. Class H	11,838,000	4,658,555
CIMC Enric Holdings Ltd.(b)	2,098,000	831,030
CITIC Telecom International Holdings Ltd.	11,094,000	3,521,246
Colour Life Services Group Co., Ltd.*(b)	1,670,000	797,244
Consun Pharmaceutical Group Ltd.	3,086,000	1,274,145
CPMC Holdings Ltd.(b)	3,809,000	1,439,964
CT Environmental Group Ltd.*†	6,050,000	199,053
DaFa Properties Group Ltd.	790,000	416,892
Deppon Logistics Co., Ltd. Class A	332,500	635,943
Dexin China Holdings Co., Ltd.*(b)	2,782,000	1,130,683
Dongyue Group Ltd.	9,380,811	3,812,624
E-House China Enterprise Holdings Ltd.	1,806,600	2,107,189
Ecovacs Robotics Co., Ltd. Class A	187,137	799,170
ENN Ecological Holdings Co., Ltd. Class A	546,200	798,364
Fu Shou Yuan International Group Ltd.	1,215,000	1,111,464
Fufeng Group Ltd.*	7,700,000	2,453,922
Genertec Universal Medical Group Co., Ltd.(a)(b)	4,974,000	3,003,480
Greatview Aseptic Packaging Co., Ltd.	3,654,000	1,291,791
Greenland Hong Kong Holdings Ltd.	5,161,000	1,824,557
Greentown China Holdings Ltd.(b)	4,567,500	4,561,342
Greentown Service Group Co., Ltd.	1,442,000	1,698,670
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,734,800	1,157,498
Guangzhou R&F Properties Co., Ltd. Class H	10,869,200	12,649,612
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	303,300	355,860
Guorui Properties Ltd.	3,089,000	462,327
Hebei Construction Group Corp. Ltd. Class H(b)	1,348,500	1,579,828
Hisense Home Appliances Group Co., Ltd. Class H	1,582,000	1,837,055
Hope Education Group Co., Ltd.(a)	3,280,000	1,121,483
Hopson Development Holdings Ltd.	2,878,000	2,992,946
Huadian Fuxin Energy Corp., Ltd. Class H(b)	7,492,000	2,397,301
Huafa Industrial Co., Ltd. Zhuhai Class A	1,929,500	1,925,654
Hubei Kaile Science & Technology Co., Ltd. Class A	381,500	729,122
Jiangsu Yangnong Chemical Co., Ltd. Class A	163,273	1,904,132
Jingrui Holdings Ltd.	5,440,000	1,551,187
JiuGui Liquor Co., Ltd. Class A	72,900	788,451
Jizhong Energy Resources Co., Ltd. Class A	3,183,590	1,359,105
Kaisa Group Holdings Ltd.	7,279,000	2,742,380
Liuzhou Iron & Steel Co., Ltd. Class A	2,635,700	1,650,549
Lonking Holdings Ltd.	15,935,000	4,831,623
Luxi Chemical Group Co., Ltd. Class A	2,394,500	2,525,123
LVGEM China Real Estate Investment Co., Ltd.	2,792,000	846,557
Microport Scientific Corp.(b)	211,000	849,396
MLS Co., Ltd. Class A	422,400	920,143
Nanjing Iron & Steel Co., Ltd. Class A	12,637,737	5,770,330
Ningbo Tuopu Group Co., Ltd. Class A	521,945	2,058,533
Poly Property Group Co., Ltd.	9,293,000	2,793,733
Qinhuangdao Port Co., Ltd. Class A	1,990,600	706,296
Rainbow Digital Commercial Co., Ltd. Class A	765,700	1,033,691
Redsun Properties Group Ltd.(b)	4,396,000	1,440,670
Ronshine China Holdings Ltd.	2,274,500	2,001,444
S-Enjoy Service Group Co., Ltd.*	303,000	777,981
Sany Heavy Equipment International Holdings Co., Ltd.	2,598,000	1,203,391
Shandong Chenming Paper Holdings Ltd. Class H	2,388,000	856,549
Shandong Publishing & Media Co., Ltd. Class A	1,203,800	1,063,563
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	443,430	957,178
Shanghai AJ Group Co., Ltd. Class A	796,930	895,604
Shanghai Industrial Urban Development Group Ltd.(b)	9,450,000	1,085,163
Shanghai Jin Jiang Capital Co., Ltd. Class H(b)	11,317,587	2,000,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	513,698	$1,229,401
Shanghai Shimao Co., Ltd. Class A	3,915,403	2,474,075
Shenzhen Everwin Precision Technology Co., Ltd. Class A	170,900	552,023
Shenzhen Jinjia Group Co., Ltd. Class A	1,323,285	1,666,709
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	287,800	823,030
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	3,170,967	1,667,491
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	213,000	939,126
Shougang Fushan Resources Group Ltd.	11,894,000	2,486,085
Shui On Land Ltd.	19,695,000	3,303,486
Sinochem International Corp. Class A	2,301,680	1,646,358
Sinopec Engineering Group Co., Ltd. Class H	6,955,400	2,961,482
Sinopec Kantons Holdings Ltd.(b)	5,268,000	2,018,716
SITC International Holdings Co., Ltd.	6,683,000	7,130,994
Skyfame Realty Holdings Ltd.	6,690,000	863,176
Suofeiya Home Collection Co., Ltd. Class A	808,771	2,763,319
Taiji Computer Corp., Ltd. Class A	114,000	704,070
TangShan Port Group Co., Ltd. Class A	5,284,300	1,665,793
TCL Electronics Holdings Ltd.	3,755,000	1,836,210
Tiangong International Co., Ltd.	2,534,000	817,372
Tianli Education International Holdings Ltd.	1,132,000	793,084
Tianneng Power International Ltd.(b)	4,946,000	8,423,666
Tianshui Huatian Technology Co., Ltd. Class A	281,000	537,444
Titan Wind Energy Suzhou Co., Ltd. Class A	450,345	380,693
Tong Ren Tang Technologies Co., Ltd. Class H	1,849,888	1,405,833
TravelSky Technology Ltd. Class H	1,507,000	2,652,166
Tsaker Chemical Group Ltd.(a)	1,074,000	157,973
Virscend Education Co., Ltd.(a)(b)	5,443,000	1,601,203
Wanxiang Qianchao Co., Ltd. Class A	2,798,140	1,914,448
Wasu Media Holding Co., Ltd. Class A	712,500	1,090,792
Weifu High-Technology Group Co., Ltd. Class A	1,960,298	5,730,618
West China Cement Ltd.	10,644,000	1,936,409
Wisdom Education International Holdings Co., Ltd.	1,576,000	648,664
Wuxi Taiji Industry Co., Ltd. Class A	786,800	1,314,651
Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	753,500	742,762
Xiamen ITG Group Corp., Ltd. Class A	3,155,600	2,944,114
Xinjiang Zhongtai Chemical Co., Ltd. Class A	2,102,400	1,346,302
Xinxing Ductile Iron Pipes Co., Ltd. Class A	7,028,600	3,407,939
Xinyangfeng Agricultural Technology Co., Ltd. Class A	816,300	1,020,072
Xinyu Iron & Steel Co., Ltd. Class A	3,252,600	1,875,943
XTEP International Holdings Ltd.	5,526,800	1,839,783
Yang Quan Coal Industry Group Co., Ltd. Class A	3,210,866	1,915,417
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	1,146,500	2,106,479
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	645,200	1,318,629
Yuexiu Transport Infrastructure Ltd.	5,048,100	3,523,695
Yuzhou Properties Co., Ltd.	15,742,700	6,804,514
Zhejiang Expressway Co., Ltd. Class H	8,446,700	5,972,288
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,005,500	1,242,288
Zhejiang Runtu Co., Ltd. Class A	1,262,100	1,630,680
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A*	2,533,368	2,320,610
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	2,520,500	2,149,618

Total China		297,001,865

Hong Kong - 1.2%
Ajisen China Holdings Ltd.	4,125,000	569,483
China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	2,752,000	1,931,614
China High Speed Transmission Equipment Group Co., Ltd.(b)	1,161,000	674,090
China Water Affairs Group Ltd.(b)	3,784,000	2,724,322
Concord New Energy Group Ltd.	32,700,000	1,371,211
Crystal International Group Ltd.(a)	2,149,000	468,593
Guotai Junan International Holdings Ltd.(b)	11,957,000	1,558,176
Mobvista, Inc.(a)	1,067,000	612,629
NetDragon Websoft Holdings Ltd.	387,000	1,086,034
Stella International Holdings Ltd.	3,583,000	3,675,251
Vinda International Holdings Ltd.	573,000	2,047,894
Wasion Holdings Ltd.	3,884,000	1,242,808

Total Hong Kong		17,962,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Hungary - 0.2%
Magyar Telekom Telecommunications PLC	2,266,066	$2,743,032

India - 5.2%
Aegis Logistics Ltd.	162,825	380,625
Apollo Hospitals Enterprise Ltd.	46,519	831,663
Apollo Tyres Ltd.	554,990	793,854
Avanti Feeds Ltd.	54,377	363,336
Bajaj Consumer Care, Ltd.*	454,189	879,158
Bajaj Electricals Ltd.	68,352	355,594
Balkrishna Industries Ltd.	92,131	1,538,816
Balrampur Chini Mills Ltd.	232,687	413,114
Birla Corp., Ltd.	57,872	443,676
Birlasoft Ltd.	651,380	771,696
Carborundum Universal Ltd.	136,032	501,492
Care Ratings Ltd.	125,514	697,275
Castrol India Ltd.	1,083,949	1,804,578
Century Textiles & Industries Ltd.	94,950	370,349
CESC Ltd.	201,171	1,657,247
Coforge Ltd.	43,480	811,510
Crompton Greaves Consumer Electricals Ltd.	378,099	1,195,084
Edelweiss Financial Services Ltd.	925,920	770,131
EID Parry India Ltd.*	189,698	695,315
EIH Ltd.	174,180	146,604
Emami Ltd.	217,743	636,759
Endurance Technologies Ltd.(a)	47,011	542,156
Essel Propack Ltd.	179,633	428,243
Federal Bank Ltd.	2,500,027	1,688,676
Finolex Industries Ltd.	82,717	545,631
Firstsource Solutions Ltd.	876,551	414,455
GHCL Ltd.	61,465	111,771
Glenmark Pharmaceuticals Ltd.	136,619	814,788
Godfrey Phillips India Ltd.	22,426	302,231
Godrej Agrovet Ltd.(a)	82,615	471,374
Graphite India Ltd.	585,146	1,417,843
HEG Ltd.	130,745	1,431,890
HeidelbergCement India Ltd.	221,181	518,797
Hexaware Technologies Ltd.	298,122	1,316,015
Hindustan Copper Ltd.	878,130	368,680
ICICI Securities Ltd.(a)	259,340	1,613,839
Indiabulls Housing Finance Ltd.	4,600,171	12,620,902
Indiabulls Ventures Ltd.	251,878	393,811
Indian Energy Exchange Ltd.(a)	249,456	593,874
Jamna Auto Industries Ltd.	911,937	392,536
JB Chemicals & Pharmaceuticals Ltd.	72,326	677,675
Jindal Saw Ltd.	159,468	122,288
JK Paper Ltd.	198,241	263,345
Jubilant Life Sciences Ltd.	68,678	596,196
Jyothy Labs Ltd.	295,777	460,292
Karur Vysya Bank Ltd. (The)	521,904	233,290
Kaveri Seed Co., Ltd.	55,741	423,611
KRBL Ltd.	121,270	395,272
L&T Technology Services Ltd.(a)	47,571	808,383
Manappuram Finance Ltd.	660,542	1,324,080
Mindtree Ltd.	175,399	2,150,331
Motilal Oswal Financial Services Ltd.	70,483	552,447
Natco Pharma Ltd.	104,355	872,323
National Aluminium Co., Ltd.	5,974,108	2,520,078
Navin Fluorine International Ltd.	35,788	768,811
NCC Ltd.	1,490,576	575,472
NIIT Ltd.	569,287	712,516
NLC India Ltd.	1,562,547	955,072
NOCIL Ltd.	268,106	294,369
Oberoi Realty Ltd.	58,641	284,103
Oil India Ltd.	1,841,747	2,284,385
Persistent Systems Ltd.	86,286	725,795
Phillips Carbon Black Ltd.	220,463	258,265
Phoenix Mills Ltd. (The)	64,187	497,276
PNB Housing Finance Ltd.(a)	89,260	245,364
Prestige Estates Projects Ltd.	137,391	381,400
PTC India Ltd.	1,273,133	817,800
Rashtriya Chemicals & Fertilizers Ltd.	688,825	423,310
Redington India Ltd.	913,925	1,063,369
SJVN Ltd.	4,387,175	1,266,698
Sobha Ltd.	88,168	264,958
Sonata Software Ltd.	169,706	536,289
Steel Authority of India Ltd.	2,055,018	827,410
Sterlite Technologies Ltd.	277,357	404,444
Strides Pharma Science Ltd.	201,224	1,091,619
Supreme Industries Ltd.	53,994	806,437
Tata Chemicals Ltd.	171,543	704,427
Tata Consumer Products Ltd.	445,162	2,284,364
Trident Ltd.	8,820,325	811,897
Varroc Engineering Ltd.(a)	115,732	278,739
Varun Beverages Ltd.	50,790	458,063
Yes Bank Ltd.(c)	7,997,215	2,711,504

Total India		76,179,155

Indonesia - 2.0%
Ace Hardware Indonesia Tbk PT	11,967,100	1,264,986
Adhi Karya Persero Tbk PT	8,044,300	343,509
AKR Corporindo Tbk PT	5,504,945	978,828
Aneka Tambang Tbk PT	14,237,600	602,992
Astra Agro Lestari Tbk PT	1,296,266	746,362
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	26,642,900	1,417,473
Bank Tabungan Negara Persero Tbk PT	12,209,316	1,064,095
Bukit Asam Tbk PT	43,695,900	6,178,909
Ciputra Development Tbk PT	8,006,000	341,873
Erajaya Swasembada Tbk PT	4,337,000	381,024
Indika Energy Tbk PT	20,608,100	966,568
Indo Tambangraya Megah Tbk PT	4,046,600	2,011,261
Japfa Comfeed Indonesia Tbk PT	34,057,600	2,825,219
Media Nusantara Citra Tbk PT	6,457,840	409,125
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,729,200	390,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
PP Persero Tbk PT	9,581,700	$583,555
Puradelta Lestari Tbk PT	57,891,000	697,042
Ramayana Lestari Sentosa Tbk PT	13,448,300	560,150
Selamat Sempurna Tbk PT	10,890,800	800,514
Surya Citra Media Tbk PT	27,163,200	2,215,270
Timah Tbk PT	6,525,700	271,809
Tower Bersama Infrastructure Tbk PT	20,926,615	1,618,755
Waskita Beton Precast Tbk PT	84,357,700	1,157,445
Waskita Karya Persero Tbk PT	21,252,800	1,056,317
Wijaya Karya Bangunan Gedung Tbk PT	17,952,100	240,032
Wijaya Karya Beton Tbk PT	17,525,500	345,971
Wijaya Karya Persero Tbk PT	6,366,000	534,771

Total Indonesia		30,004,841

Malaysia - 4.2%
AEON Credit Service M Bhd	440,700	978,076
AirAsia Group Bhd	11,137,400	2,274,265
Alliance Bank Malaysia Bhd	6,804,247	3,461,671
Astro Malaysia Holdings Bhd	8,911,400	1,726,129
Berjaya Sports Toto Bhd	3,754,300	1,927,529
Bermaz Auto Bhd	6,848,180	2,365,299
BIMB Holdings Bhd	2,797,300	2,232,617
British American Tobacco Malaysia Bhd	1,206,700	3,035,759
Bursa Malaysia Bhd	2,034,850	3,457,108
Cahya Mata Sarawak Bhd	1,871,500	681,340
Frontken Corp. Bhd	1,344,300	793,717
Gamuda Bhd	7,992,986	6,789,841
Globetronics Technology Bhd	2,587,833	1,292,407
Heineken Malaysia Bhd	522,900	2,753,004
IJM Corp. Bhd	5,779,000	2,441,071
Inari Amertron Bhd	6,190,375	2,441,478
IOI Properties Group Bhd	5,372,000	1,228,602
Kossan Rubber Industries Bhd	952,700	1,892,060
KPJ Healthcare Bhd	7,437,000	1,457,895
Lotte Chemical Titan Holding Bhd(a)	2,829,000	1,175,174
Malaysia Building Society Bhd	9,329,400	1,349,878
Malaysian Resources Corp. Bhd	5,121,443	561,745
MMC Corp. Bhd	3,643,100	620,645
My EG Services Bhd	2,846,300	943,231
Padini Holdings Bhd	880,500	511,656
Scientex Bhd	949,800	1,972,747
Serba Dinamik Holdings Bhd	3,135,900	1,207,523
Sunway Bhd	7,481,640	2,392,030
Supermax Corp. Bhd*	1,436,700	2,682,287
Syarikat Takaful Malaysia Keluarga Bhd	822,000	853,652
TIME dotCom Bhd	784,300	1,991,408
VS Industry Bhd	4,242,425	960,362
Yinson Holdings Bhd	591,600	814,572

Total Malaysia		61,266,778

Mexico - 2.2%
Banco del Bajio S.A.(a)(b)	3,710,370	3,137,604
Bolsa Mexicana de Valores S.A.B. de C.V.(b)	2,035,430	3,789,509
Concentradora Fibra Danhos S.A. de C.V.	5,008,312	4,733,697
Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,535,521	2,266,035
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	1,102,576	5,098,466
Grupo Herdez S.A.B. de C.V.(b)	755,011	1,109,955
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	4,401,652	4,493,659
Megacable Holdings S.A.B. de C.V. Series CPO	724,951	2,110,506
Nemak S.A.B. de C.V.(a)(b)	4,047,930	842,625
Prologis Property Mexico S.A. de C.V.	1,934,448	3,441,604
Qualitas Controladora S.A.B. de C.V.	185,400	724,767

Total Mexico		31,748,427

Philippines - 0.8%
Alliance Global Group, Inc.*	4,368,600	596,216
Altus Property Ventures, Inc.*	70,532	58,889
Century Pacific Food, Inc.	2,808,500	822,962
DMCI Holdings, Inc.	21,244,400	1,748,159
Filinvest Land, Inc.	42,222,000	838,932
Manila Water Co., Inc.	3,169,245	801,455
Pilipinas Shell Petroleum Corp.*	2,801,110	1,009,693
Puregold Price Club, Inc.	1,137,700	1,058,352
Robinsons Land Corp.	4,373,226	1,534,250
Robinsons Retail Holdings, Inc.	672,420	877,216
Semirara Mining & Power Corp.	6,182,800	1,573,465
Vista Land & Lifescapes, Inc.	12,195,400	903,182

Total Philippines		11,822,771

Poland - 0.8%
Asseco Poland S.A.	272,992	4,554,870
Bank Handlowy w Warszawie S.A.	160,136	1,550,493
Eurocash S.A.	378,072	1,655,406
Jastrzebska Spolka Weglowa S.A.(b)	296,503	1,401,693
Warsaw Stock Exchange	241,759	2,554,707

Total Poland		11,717,169

Singapore - 0.3%
IGG, Inc.(b)	4,904,000	4,011,555

South Africa - 6.2%
Adcock Ingram Holdings Ltd.	355,757	982,811
Advtech Ltd.	1,099,187	455,490
Aeci Ltd.	589,135	2,621,015
African Rainbow Minerals Ltd.	710,414	6,916,059
Allied Electronics Corp. Ltd. Class A	745,106	870,541
Attacq Ltd.	4,812,880	1,390,541
AVI Ltd.	1,540,189	6,252,946
Barloworld Ltd.(b)	799,706	3,175,811
Cashbuild Ltd.	93,735	769,193
City Lodge Hotels Ltd.(b)	217,252	296,963
Coronation Fund Managers Ltd.(b)	2,433,003	5,601,158
DataTec Ltd.	667,156	1,017,533
Dis-Chem Pharmacies Ltd.(a)(b)	542,515	547,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Equites Property Fund Ltd.	3,041,677	$2,925,262
Foschini Group Ltd. (The)	1,031,194	3,809,631
Hyprop Investments Ltd.(b)	2,776,664	3,578,101
Imperial Logistics Ltd.	758,665	1,717,312
JSE Ltd.	534,212	3,751,014
KAP Industrial Holdings Ltd.	12,687,496	1,818,237
Liberty Holdings Ltd.	593,720	2,258,015
Life Healthcare Group Holdings Ltd.	5,007,589	4,862,045
Metair Investments Ltd.	760,456	789,999
Momentum Metropolitan Holdings	2,948,414	2,988,292
Oceana Group Ltd.	585,595	2,403,383
Pick n Pay Stores Ltd.	1,315,935	3,862,601
Resilient REIT Ltd.	1,975,166	4,924,558
Reunert Ltd.	983,255	1,931,990
Santam Ltd.	161,636	2,493,148
SPAR Group Ltd. (The)	696,963	6,883,387
Telkom S.A. SOC Ltd.	1,430,748	2,439,888
Transaction Capital Ltd.	1,119,811	1,198,762
Truworths International Ltd.	2,918,572	5,712,842

Total South Africa		91,245,883

South Korea - 8.5%
Aekyung Industrial Co., Ltd.	17,847	348,676
Aekyung Petrochemical Co., Ltd.	61,916	332,525
Ahnlab, Inc.	11,457	475,291
Asia Paper Manufacturing Co., Ltd.	17,483	434,586
BNK Financial Group, Inc.	1,212,579	5,040,441
Bukwang Pharmaceutical Co., Ltd.	50,619	1,426,599
Cheil Worldwide, Inc.	220,688	3,008,923
CJ Corp.	29,755	2,134,810
Com2uS Corp.	15,102	1,476,489
Daesang Corp.	70,402	1,512,983
Daishin Securities Co., Ltd.	183,620	1,474,639
DB HiTek Co., Ltd.	61,579	1,476,954
DGB Financial Group, Inc.	783,486	3,328,440
Dohwa Engineering Co., Ltd.	37,786	248,168
Dongsuh Cos., Inc.	216,017	2,846,464
Douzone Bizon Co., Ltd.	14,905	1,263,923
Echo Marketing, Inc.	15,624	465,012
F&F Co., Ltd.(b)	6,660	509,944
Grand Korea Leisure Co., Ltd.	138,496	1,479,547
GS Engineering & Construction Corp.	243,456	4,968,903
Hana Tour Service, Inc.(b)	31,375	1,000,317
Handok, Inc.	27,400	687,933
Hanil Hyundai Cement Co., Ltd.(b)	8,271	191,845
Hanmi Semiconductor Co., Ltd.	127,185	789,851
Hansol Chemical Co., Ltd.	14,181	1,497,266
Hansol Paper Co., Ltd.	88,504	1,026,421
Hanssem Co., Ltd.	26,856	1,924,585
Hanwha Corp.	159,697	2,940,756
Hanwha Life Insurance Co., Ltd.	1,415,121	1,600,004
HDC Holdings Co., Ltd.	65,967	464,514
HDC Hyundai Development Co-Engineering & Construction	47,266	829,125
Huchems Fine Chemical Corp.	111,017	1,467,490
Huons Co., Ltd.	15,336	693,585
Hyosung Corp.	35,885	1,873,532
Hyundai Department Store Co., Ltd.	22,619	1,058,694
Hyundai Elevator Co., Ltd.(b)	18,021	1,036,749
Hyundai Greenfood Co., Ltd.	135,935	873,573
Hyundai Marine & Fire Insurance Co., Ltd.	246,949	4,701,444
iMarketKorea, Inc.	89,552	648,458
Innocean Worldwide, Inc.	29,095	1,081,221
IS Dongseo Co., Ltd.	57,539	1,346,571
JB Financial Group Co., Ltd.	528,428	2,082,345
Jejuair Co., Ltd.*	26,448	354,003
KEPCO Plant Service & Engineering Co., Ltd.	115,665	2,793,423
Kginicis Co., Ltd.	31,383	570,078
KIWOOM Securities Co., Ltd.	27,088	1,963,731
Koentec Co., Ltd.	82,663	593,763
Koh Young Technology, Inc.	6,052	503,138
Kolon Industries, Inc.	47,995	1,280,824
Korea Autoglass Corp.	62,020	693,494
Korea Electric Terminal Co., Ltd.	13,738	364,337
Korea Petrochemical Ind Co., Ltd.	13,596	1,277,257
Korea Real Estate Investment & Trust Co., Ltd.	1,073,649	1,517,399
Korean Reinsurance Co.	413,177	2,528,148
Kumho Petrochemical Co., Ltd.	33,246	2,059,132
LEENO Industrial, Inc.	20,367	1,913,348
LF Corp.	67,463	692,662
LOTTE Fine Chemical Co., Ltd.	65,445	1,874,365
LOTTE Himart Co., Ltd.	63,579	2,034,993
LS Corp.	75,398	2,181,361
LS Electric Co., Ltd.	37,493	1,493,050
Mando Corp.	46,101	856,597
MegaStudyEdu Co., Ltd.	20,311	602,821
Meritz Financial Group, Inc.	162,408	1,269,182
Meritz Fire & Marine Insurance Co., Ltd.	220,162	2,315,375
Meritz Securities Co., Ltd.	1,253,793	3,158,326
Mirae Asset Life Insurance Co., Ltd.	402,349	886,415
Modetour Network, Inc.	70,060	611,573
Moorim P&P Co., Ltd.(b)	187,242	449,094
NICE Information Service Co., Ltd.(b)	67,931	1,030,669
Orion Holdings Corp.	129,221	1,428,806
Partron Co., Ltd.	97,247	715,497
PI Advanced Materials Co., Ltd.	36,664	876,327
POSCO International Corp.	151,294	1,754,626
Samick THK Co., Ltd.	44,338	381,509
Samjin Pharmaceutical Co., Ltd.	40,354	905,814
Seah Besteel Corp.	96,414	813,570
Seoul Semiconductor Co., Ltd.	74,228	830,001
SFA Engineering Corp.	51,364	1,396,353
Shinsegae, Inc.	5,673	1,039,944
Silicon Works Co., Ltd.	28,795	924,045
SK Discovery Co., Ltd.	37,580	1,220,018
SK Materials Co., Ltd.(b)	9,547	1,587,397
SK Networks Co., Ltd.	365,851	1,443,208
SKC Co., Ltd.(b)	46,950	2,380,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Soulbrain Holdings Co., Ltd.	11,515	$918,060
Tailim Packaging Co., Ltd.	106,089	295,463
TES Co., Ltd.	37,327	664,088
UniTest, Inc.	47,989	486,732
Winix, Inc.(b)	15,258	251,160
YAS Co., Ltd.	12,225	129,075
Yuhan Corp.	38,939	1,638,037

Total South Korea		124,018,854

Taiwan - 33.1%
AcBel Polytech, Inc.(b)	1,882,303	1,253,614
Acer, Inc.(b)	11,429,000	6,933,827
Alpha Networks, Inc.(b)	1,212,000	1,125,550
Arcadyan Technology Corp.(b)	465,681	1,319,491
Asia Optical Co., Inc.(b)	592,000	1,406,538
Asia Vital Components Co., Ltd.(b)	772,000	1,092,410
ASMedia Technology, Inc.(b)	57,000	2,772,289
ASROCK, Inc.(b)	268,000	1,271,670
Aten International Co., Ltd.	853,000	2,573,065
Capital Securities Corp.(b)	11,087,340	3,889,372
Cathay Real Estate Development Co., Ltd.(b)	4,188,000	2,817,597
Charoen Pokphand Enterprise(b)	824,000	1,904,686
Chaun-Choung Technology Corp.	82,000	733,719
Cheng Loong Corp.	5,035,000	3,976,190
Cheng Uei Precision Industry Co., Ltd.(b)	1,065,000	1,440,238
Chicony Electronics Co., Ltd.	2,438,652	7,042,083
Chicony Power Technology Co., Ltd.	749,625	1,712,441
Chilisin Electronics Corp.(b)	1,636,000	4,990,425
China General Plastics Corp.(b)	2,481,186	1,593,604
China Metal Products(b)	1,582,000	1,487,926
China Steel Chemical Corp.(b)	606,726	2,159,204
ChipMOS Technologies, Inc.	1,330,000	1,523,632
Chong Hong Construction Co., Ltd.(b)	1,681,000	4,945,374
Chroma ATE, Inc.(b)	970,132	4,981,443
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	2,566,000	2,404,715
Cleanaway Co., Ltd.	445,161	2,519,680
Compeq Manufacturing Co., Ltd.	2,122,000	3,430,643
Coremax Corp.(b)	249,893	496,322
CTCI Corp.(b)	2,635,190	3,483,279
Cub Elecparts, Inc.(b)	141,191	727,382
Darfon Electronics Corp.(b)	1,466,000	1,880,666
Daxin Materials Corp.(b)	250,000	760,901
Elan Microelectronics Corp.(b)	1,317,409	5,380,460
Elite Advanced Laser Corp.(b)	535,312	1,357,126
Elite Material Co., Ltd.(b)	783,163	4,233,744
Elite Semiconductor Microelectronics Technology, Inc.	988,000	1,294,250
Ennoconn Corp.(b)	115,674	1,101,676
Eternal Materials Co., Ltd.(b)	3,286,494	3,480,925
Eva Airways Corp.(b)	7,279,664	2,763,383
Everlight Electronics Co., Ltd.	1,681,165	1,763,530
Far Eastern Department Stores Ltd.	3,569,841	3,012,728
Far Eastern International Bank(b)	10,249,908	3,856,157
Farglory Land Development Co., Ltd.	1,778,640	2,851,418
Feng Hsin Steel Co., Ltd.(b)	2,268,950	3,998,895
FLEXium Interconnect, Inc.(b)	669,028	2,755,068
Formosa International Hotels Corp.(b)	385,000	1,963,853
Formosa Sumco Technology Corp.(b)	696,000	3,231,778
Foxsemicon Integrated Technology, Inc.(b)	415,197	2,533,019
Fusheng Precision Co., Ltd.(b)	562,000	3,104,815
Genius Electronic Optical Co., Ltd.	58,280	1,382,704
Getac Technology Corp.(b)	1,969,292	2,900,091
Giant Manufacturing Co., Ltd.(b)	602,000	5,386,568
Gigabyte Technology Co., Ltd.(b)	2,594,000	5,758,681
Global Mixed Mode Technology, Inc.(b)	226,000	1,210,256
Global Unichip Corp.(b)	136,000	1,163,890
Grape King Bio Ltd.(b)	308,988	1,989,789
Great Wall Enterprise Co., Ltd.(b)	2,564,006	3,706,379
Greatek Electronics, Inc.	1,774,000	2,780,847
Hannstar Board Corp.(b)	816,260	1,073,426
Highwealth Construction Corp.(b)	7,434,613	10,973,831
Hiwin Technologies Corp.(b)	548,631	5,457,581
Holiday Entertainment Co., Ltd.	667,000	1,600,556
Holtek Semiconductor, Inc.(b)	1,021,773	2,309,894
Holy Stone Enterprise Co., Ltd.(b)	1,003,000	4,113,373
Hota Industrial Manufacturing Co., Ltd.(b)	619,427	2,120,427
Hsin Kuang Steel Co., Ltd.(b)	1,340,000	1,135,420
Huaku Development Co., Ltd.	1,464,296	4,178,811
IBF Financial Holdings Co., Ltd.	9,996,140	3,980,906
International CSRC Investment Holdings Co.(b)	2,671,297	1,824,353
Iron Force Industrial Co., Ltd.(b)	162,000	509,536
ITE Technology, Inc.	827,000	1,726,625
ITEQ Corp.(b)	476,000	2,379,637
Jentech Precision Industrial Co., Ltd.	135,000	1,297,175
Kindom Development Co., Ltd.	1,166,000	1,227,077
King Slide Works Co., Ltd.(b)	133,004	1,512,408
King Yuan Electronics Co., Ltd.(b)	3,412,000	3,972,350
King’s Town Bank Co., Ltd.(b)	3,669,000	4,464,305
Kinik Co.	772,495	1,620,683
Kinpo Electronics(b)	3,917,000	1,440,440
Kung Long Batteries Industrial Co., Ltd.(b)	500,000	2,508,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Lien Hwa Industrial Holdings Corp.(b)	3,413,671	$4,917,250
Lite-On Semiconductor Corp.(b)	1,172,000	1,634,591
Longchen Paper & Packaging Co., Ltd.(b)	2,281,377	1,101,853
Lotes Co., Ltd.(b)	223,977	2,873,300
Macronix International(b)	5,805,000	6,099,239
Makalot Industrial Co., Ltd.(b)	645,800	3,392,669
Marketech International Corp.(b)	367,000	1,062,272
Merida Industry Co., Ltd.(b)	405,043	2,759,364
Merry Electronics Co., Ltd.(b)	871,030	4,118,310
Micro-Star International Co., Ltd.(b)	3,152,877	11,487,545
Mirle Automation Corp.(b)	1,509,560	1,990,269
momo.com, Inc.(b)	97,000	2,353,946
MOSA Industrial Corp.	611,000	697,883
Namchow Holdings Co., Ltd.(b)	813,086	1,267,670
Nan Kang Rubber Tire Co., Ltd.(b)	1,004,000	1,509,173
Nan Pao Resins Chemical Co., Ltd.	164,000	739,277
Nantex Industry Co., Ltd.(b)	1,573,615	2,074,722
Nichidenbo Corp.(b)	1,632,000	2,970,340
Nuvoton Technology Corp.(b)	287,826	377,531
OptoTech Corp.	1,107,062	769,197
Oriental Union Chemical Corp.(b)	3,826,000	2,178,542
Pan Jit International, Inc.(b)	518,000	496,853
Pan-International Industrial Corp.(b)	1,438,000	884,601
Phoenix Silicon International Corp.(b)	208,000	382,098
Powertech Technology, Inc.	3,470,000	12,584,182
Primax Electronics Ltd.(b)	1,368,000	2,220,922
Qisda Corp.(b)	6,792,000	4,063,068
Quang Viet Enterprise Co., Ltd.	238,000	1,101,086
Radium Life Tech Co., Ltd.(b)	3,857,000	1,346,476
Rexon Industrial Corp., Ltd.(b)	271,000	726,537
Ruentex Industries Ltd.(b)	2,803,200	6,726,654
Sampo Corp.(b)	2,733,000	1,996,175
Sanyang Motor Co., Ltd.(b)	2,985,000	2,144,825
SCI Pharmtech, Inc.(b)	196,000	943,314
SDI Corp.(b)	665,000	1,087,504
Sercomm Corp.(b)	590,488	1,563,054
Sigurd Microelectronics Corp.(b)	1,395,496	1,920,288
Sinbon Electronics Co., Ltd.(b)	771,120	3,894,215
Sinon Corp.(b)	2,595,000	1,596,341
Sitronix Technology Corp.	295,000	1,539,765
Standard Foods Corp.(b)	1,719,896	3,672,438
Sunny Friend Environmental Technology Co., Ltd.	133,000	1,160,755
Sunonwealth Electric Machine Industry Co., Ltd.(b)	941,000	1,636,133
Supreme Electronics Co., Ltd.(b)	3,486,000	3,515,006
Swancor Holding Co., Ltd.(b)	373,000	1,084,696
Syncmold Enterprise Corp.	1,028,915	2,821,238
Synnex Technology International Corp.	6,578,600	9,286,675
Systex Corp.	968,000	2,667,335
TA Chen Stainless Pipe(b)	6,003,809	5,514,522
Ta Ya Electric Wire & Cable	1,423,120	523,339
TA-I Technology Co., Ltd.(b)	648,000	1,673,562
Taichung Commercial Bank Co., Ltd.	7,983,975	3,152,513
Taiflex Scientific Co., Ltd.	694,000	1,152,570
Tainan Spinning Co., Ltd.(b)	5,135,000	1,975,368
Taisun Enterprise Co., Ltd.(b)	1,596,000	1,252,263
Taiwan Business Bank	9,751,240	3,569,401
Taiwan Cogeneration Corp.(b)	2,063,970	2,752,706
Taiwan Hon Chuan Enterprise Co., Ltd.	1,018,692	1,895,514
Taiwan Mask Corp.(b)	450,000	417,902
Taiwan Paiho Ltd.(b)	773,000	1,689,861
Taiwan PCB Techvest Co., Ltd.	1,156,302	1,367,755
Taiwan Sakura Corp.(b)	1,011,000	1,620,780
Taiwan Styrene Monomer(b)	3,859,000	2,145,015
Taiwan Surface Mounting Technology Corp.(b)	520,000	2,291,176
Teco Electric and Machinery Co., Ltd.	5,365,683	4,919,308
Test Research, Inc.(b)	1,122,115	2,061,334
Tong Hsing Electronic Industries Ltd.(b)	447,918	2,125,388
Tong Yang Industry Co., Ltd.(b)	1,272,685	1,574,438
Topco Scientific Co., Ltd.(b)	810,521	2,994,350
Topkey Corp.(b)	260,000	1,255,741
Transcend Information, Inc.(b)	1,207,479	2,946,618
Tripod Technology Corp.(b)	2,169,928	9,634,482
TSRC Corp.(b)	2,714,011	1,577,566
Tung Ho Steel Enterprise Corp.(b)	4,058,153	3,080,975
TXC Corp.	996,549	2,148,164
U-Ming Marine Transport Corp.(b)	1,924,420	2,041,531
Unimicron Technology Corp.(b)	2,092,000	3,552,312
Unitech Printed Circuit Board Corp.(b)	769,000	669,840
Visual Photonics Epitaxy Co., Ltd.(b)	326,750	1,013,324
Voltronic Power Technology Corp.	165,380	4,742,039
Walsin Lihwa Corp.(b)	17,448,000	8,604,396
Wan Hai Lines Ltd.(b)	3,402,000	1,896,758
Weikeng Industrial Co., Ltd.	1,382,431	719,223
Winbond Electronics Corp.(b)	14,113,000	6,385,756
Wistron Corp.(b)	13,888,007	16,851,350
Wistron NeWeb Corp.(b)	999,722	2,182,111
WPG Holdings Ltd.	8,735,058	11,620,296
WT Microelectronics Co., Ltd.(b)	2,976,678	3,990,158
YC INOX Co., Ltd.(b)	2,353,000	1,985,789
YFY, Inc.(b)	5,792,000	2,709,065
Yulon Finance Corp.	651,000	2,405,023

Total Taiwan		485,157,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Thailand - 5.4%
AEON Thana Sinsap Thailand PCL NVDR	161,100	$562,931
After You PCL NVDR	915,200	285,746
Amata Corp. PCL NVDR	1,375,100	685,159
Ananda Development PCL NVDR(b)	14,463,200	767,440
AP Thailand PCL NVDR(b)	4,560,900	870,640
Bangchak Corp. PCL NVDR	2,060,100	1,399,728
Bangkok Chain Hospital PCL NVDR(b)	1,893,400	918,903
Bangkok Land PCL NVDR	44,428,114	1,466,203
Banpu PCL NVDR	7,022,900	1,386,061
Banpu Power PCL NVDR(b)	1,351,800	730,407
BCPG PCL NVDR	1,814,600	915,886
Carabao Group PCL NVDR	489,600	1,647,445
Central Plaza Hotel PCL NVDR*(b)	1,020,200	759,188
Central Retail Corp. PCL NVDR	1,717,183	1,819,550
CH Karnchang PCL NVDR	1,651,625	1,068,754
Chularat Hospital PCL NVDR	10,048,000	799,744
CK Power PCL NVDR*(b)	4,117,000	548,800
Com7 PCL NVDR	930,200	850,219
Delta Electronics Thailand PCL NVDR	599,700	1,042,914
Do Day Dream PCL NVDR	443,400	236,710
Eastern Polymer Group PCL NVDR(b)	3,350,200	518,125
Erawan Group PCL (The) NVDR(b)	4,405,700	535,968
GFPT PCL NVDR	1,470,100	618,339
Global Green Chemicals PCL NVDR	2,184,900	632,690
Hana Microelectronics PCL NVDR	2,681,600	2,407,649
Jasmine International PCL NVDR(b)	16,257,100	1,883,052
JMT Network Services PCL NVDR	2,064,800	1,516,491
JWD Infologistics PCL NVDR	3,318,300	654,910
KCE Electronics PCL NVDR	2,365,600	1,745,068
Kiatnakin Bank PCL NVDR	1,600,406	2,071,220
LPN Development PCL NVDR(b)	5,497,818	796,901
Major Cineplex Group PCL NVDR	2,645,700	1,284,009
MBK PCL NVDR	2,068,700	930,354
Mega Lifesciences PCL NVDR	845,000	1,018,402
MK Restaurants Group PCL NVDR(b)	1,158,000	2,201,165
Noble Development PCL NVDR	1,783,200	634,642
Origin Property PCL NVDR(b)	5,485,900	967,343
Plan B Media Pcl NVDR(b)	4,979,600	966,678
Prima Marine PCL NVDR	2,094,200	528,505
Property Perfect PCL NVDR(b)	54,338,790	738,406
Pruksa Holding PCL NVDR	4,217,500	1,569,239
PTG Energy PCL NVDR(b)	1,016,700	532,898
Rajthanee Hospital PCL NVDR(b)	1,008,500	695,011
Ratchthani Leasing PCL NVDR	5,795,000	671,232
RS PCL NVDR	1,590,200	838,640
Sansiri PCL NVDR(b)	44,410,000	1,092,020
Siam City Cement PCL NVDR	401,954	1,690,658
Siam Future Development PCL NVDR(b)	4,367,360	644,347
Siam Global House PCL NVDR(b)	2,648,045	1,422,229
Siamgas & Petrochemicals PCL NVDR	3,377,300	928,805
Singha Estate PCL NVDR(b)	10,632,200	543,521
Sino-Thai Engineering & Construction PCL NVDR	2,320,700	1,141,297
Somboon Advance Technology PCL NVDR(b)	2,043,800	707,552
SPCG PCL NVDR	2,962,200	1,562,205
Sri Trang Agro-Industry PCL NVDR*(b)	2,244,000	1,978,452
Supalai PCL NVDR	2,996,400	1,628,715
Taokaenoi Food & Marketing PCL NVDR	1,845,580	621,015
Thai Vegetable Oil PCL NVDR	2,986,000	2,536,035
Thaifoods Group PCL NVDR(b)	6,276,200	999,075
Thanachart Capital PCL NVDR	1,948,500	2,238,025
Thonburi Healthcare Group PCL NVDR	1,078,000	697,565
Tipco Asphalt PCL NVDR	1,160,100	938,364
TPI Polene PCL NVDR	17,087,700	657,910
TPI Polene Power PCL NVDR	13,215,400	1,718,868
TQM Corp. PCL NVDR	315,900	1,364,480
TTW PCL NVDR(b)	7,417,400	3,167,829
Unique Engineering & Construction PCL NVDR	2,701,700	454,545
Univentures PCL NVDR	4,185,500	414,386
VGI PCL NVDR(b)	3,573,600	867,168
Vinythai PCL NVDR	995,500	711,819
WHA Corp. PCL NVDR(b)	18,656,600	2,004,042
WHA Utilities and Power PCL NVDR	4,141,400	605,650
Workpoint Entertainment PCL NVDR(b)	982,800	352,959

Total Thailand		79,408,901

Turkey - 2.2%
Aksa Akrilik Kimya Sanayii AS	1,577,091	1,677,230
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	4
Aygaz AS	1,190,438	2,083,994
Coca-Cola Icecek AS	327,360	2,072,639
Dogan Sirketler Grubu Holding AS	6,848,130	2,097,972
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	5,925,912	1,772,219
Enerjisa Enerji AS(a)	1,789,509	2,245,126
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(b)	4,895,936	2,321,280
Sasa Polyester Sanayi AS	614,864	968,749
Soda Sanayii AS(b)	2,325,593	2,076,316
TAV Havalimanlari Holding AS	1,475,337	4,168,974
Tekfen Holding AS	1,249,377	3,102,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

Investments	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	1,046,809	$4,046,893
Trakya Cam Sanayii AS	2,327,370	1,218,901
Turkiye Sise ve Cam Fabrikalari AS(b)	2,711,442	2,195,340

Total Turkey		32,047,778

TOTAL COMMON STOCKS (Cost: $1,565,388,982)		1,445,990,316

RIGHTS - 0.0%

Hong Kong - 0.0%
Greentown China Holdings Ltd., expiring 7/2/20*†	86,179	0

South Korea - 0.0%
Jejuair Co., Ltd.*	9,773	24,781

TOTAL RIGHTS (Cost: $0)		24,781

WARRANTS - 0.0%

Malaysia - 0.0%
Serba Dinamik Holdings Bhd* (Cost: $0)	922,800	57,070

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(b)(d) (Cost: $1,617,661)	46,307	1,673,072

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(e) (Cost: $15,589,267)	15,589,267	15,589,267

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,582,595,910)		1,463,334,506
Other Assets less Liabilities - 0.1%		1,682,101

NET ASSETS - 100.0%		$1,465,016,607

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $199,054, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $202,172,124 and the total market value of the collateral held by the Fund was $225,288,668. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $209,699,401.

(c)	Restricted securities. At June 30, 2020, the value of such securities held by the Fund are as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India
Yes Bank Ltd.	5,997,912	10/18/19 - 1/10/20	$4,327,731	$2,033,628	0.1%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,677,653	$3,861,052	$5,255,941	$(390,923)	$781,231	$1,673,072	$78,830

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$296,802,811	$—	$199,054	*	$297,001,865
South Korea	123,100,794	918,060	—		124,018,854
Other	1,024,969,597	—	—		1,024,969,597
Rights
Hong Kong	—	—	0	*	0
South Korea	—	24,781	—		24,781
Warrants	57,070	—	—		57,070
Exchange-Traded Fund	1,673,072	—	—		1,673,072
Investment of Cash Collateral for Securities Loaned	—	15,589,267	—		15,589,267

Total Investments in Securities	$1,446,603,344	$16,532,108	$199,054		$1,463,334,506

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 0.4%
Andritz AG(a)	213,246	$7,760,035
Schoeller-Bleckmann Oilfield Equipment AG(a)	7,440	195,954

Total Austria		7,955,989

Belgium - 5.8%
Anheuser-Busch InBev S.A./N.V.	1,692,989	83,408,449
Bekaert S.A.	69,705	1,366,146
Solvay S.A.	192,604	15,415,190
UCB S.A.	140,962	16,322,944

Total Belgium		116,512,729

Finland - 3.9%
Cargotec Oyj Class B	87,021	2,019,260
Huhtamaki Oyj	114,455	4,504,397
Kemira Oyj	296,483	3,816,121
Kone Oyj Class B	627,122	43,120,435
Konecranes Oyj	134,845	3,047,198
Metso Oyj	245,097	8,029,938
Valmet Oyj	201,144	5,248,003
Wartsila Oyj Abp(a)	922,769	7,625,890

Total Finland		77,411,242

France - 31.6%
Air Liquide S.A.(a)	294,837	42,519,170
Arkema S.A.	69,504	6,646,320
Cie Generale des Etablissements Michelin SCA(a)	170,526	17,685,537
Danone S.A.	511,757	35,383,450
Dassault Systemes SE(a)	35,707	6,160,023
Gaztransport Et Technigaz S.A.	39,773	3,033,164
Hermes International(a)	22,379	18,695,394
Imerys S.A.	110,466	3,764,280
Kering S.A.(a)	76,058	41,366,836
L’Oreal S.A.	242,027	77,662,583
Legrand S.A.	159,605	12,121,586
LVMH Moet Hennessy Louis Vuitton SE	240,724	105,579,160
Pernod Ricard S.A.	111,473	17,534,387
Publicis Groupe S.A.	261,165	8,450,765
Remy Cointreau S.A.(a)	19,680	2,678,955
Rubis SCA	78,331	3,763,676
Sanofi	1,349,897	137,437,806
Sartorius Stedim Biotech	12,184	3,079,004
Schneider Electric SE	502,764	55,835,499
SCOR SE*	240,745	6,597,583
SEB S.A.	19,533	3,227,152
Societe BIC S.A.(a)	69,159	3,510,952
Sodexo S.A.(a)	111,558	7,542,842
Teleperformance	17,635	4,474,345
Valeo S.A.(a)	348,657	9,147,639
Vicat S.A.	55,146	1,693,983

Total France		635,592,091

Germany - 30.4%
BASF SE	1,185,909	66,437,852
Bayer AG, Registered Shares	1,209,883	89,400,724
Bayerische Motoren Werke AG	824,589	52,623,113
Brenntag AG	111,765	5,870,985
Continental AG	186,627	18,269,618
Covestro AG(b)	258,692	9,835,115
Daimler AG, Registered Shares	1,793,211	72,797,656
Duerr AG	53,853	1,403,252
Evonik Industries AG	545,481	13,852,175
Fresenius Medical Care AG & Co. KGaA	136,899	11,731,744
Fresenius SE & Co. KGaA	239,239	11,855,101
GEA Group AG	152,928	4,835,075
Hannover Rueck SE	111,749	19,253,371
Hapag-Lloyd AG(a)(b)	16,069	936,686
HeidelbergCement AG	148,312	7,919,053
Henkel AG & Co. KGaA	141,349	11,771,767
Hochtief AG	80,157	7,107,737
Infineon Technologies AG	517,184	12,125,770
K+S AG, Registered Shares	37,718	238,165
Krones AG	21,438	1,374,859
LANXESS AG	41,441	2,185,728
Merck KGaA	43,091	4,999,478
MTU Aero Engines AG	17,850	3,090,434
SAP SE	398,405	55,629,295
Siemens AG, Registered Shares	759,225	89,331,323
Siemens Healthineers AG(b)	476,019	22,802,428
Siltronic AG	63,881	6,513,279
Symrise AG	36,537	4,247,281
Wacker Chemie AG	43,575	2,987,375

Total Germany		611,426,439

Ireland - 1.9%
CRH PLC	884,243	30,290,695
Glanbia PLC	204,699	2,317,470
Kerry Group PLC Class A	49,384	6,117,860

Total Ireland		38,726,025

Italy - 0.9%
Brunello Cucinelli SpA*(a)	38,712	1,149,595
Davide Campari-Milano SpA(a)	293,051	2,468,552
DiaSorin SpA(a)	20,405	3,905,206
Ferrari N.V.	59,466	10,141,946

Total Italy		17,665,299

Netherlands - 13.6%
Akzo Nobel N.V.	214,405	19,202,108
ASM International N.V.	45,063	6,961,751
ASML Holding N.V.	218,713	80,302,172
BE Semiconductor Industries N.V.	274,880	12,241,203
Corbion N.V.	53,362	1,920,870
EXOR N.V.	59,967	3,424,172
Heineken Holding N.V.	219,589	17,967,097
Heineken N.V.(a)	401,071	36,964,986
Koninklijke Ahold Delhaize N.V.	1,693,409	46,141,364
Koninklijke DSM N.V.	163,962	22,687,764
Koninklijke Vopak N.V.	155,395	8,216,962
SBM Offshore N.V.	167,943	2,454,957
Wolters Kluwer N.V.	185,856	14,511,895

Total Netherlands		272,997,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2020

Portugal - 0.9%
Galp Energia, SGPS, S.A.	1,559,080	$18,027,376

Spain - 2.4%
Acerinox S.A.	427,251	3,445,445
ACS Actividades de Construccion y Servicios S.A.	457,071	11,519,783
Cie Automotive S.A.	132,826	2,330,247
Construcciones y Auxiliar de Ferrocarriles S.A.	24,707	896,314
Grifols S.A.	300,305	9,116,883
Mapfre S.A.	7,118,083	12,663,565
Prosegur Cash S.A.(b)	2,535,326	2,129,969
Prosegur Cia de Seguridad S.A.	753,671	1,753,918
Viscofan S.A.	70,057	4,571,571

Total Spain		48,427,695

Switzerland - 0.8%
STMicroelectronics N.V.(a)	581,070	15,806,669

United Kingdom - 7.3%
Fiat Chrysler Automobiles N.V.*	3,561,674	35,778,632
Unilever N.V.	2,068,793	109,788,442

Total United Kingdom		145,567,074

TOTAL COMMON STOCKS (Cost: $2,257,862,740)		2,006,115,929

RIGHTS - 0.1%

Spain - 0.1%
ACS Actividades de Construccion y Servicios S.A., expiring 7/10/20* (Cost: $798,997)	514,720	802,703

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $48,872,703)	48,872,703	48,872,703

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $2,307,534,440)		2,055,791,335
Other Assets less Liabilities - (2.4)%		(47,397,888)

NET ASSETS - 100.0%		$2,008,393,447

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,939,439. The Fund also had securities on loan having a total market value of $283 that were sold and pending settlement. The total market value of the collateral held by the Fund was $65,874,224. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,001,521.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2020	18,252,298	EUR	20,691,243	USD	$—	$(190,757)
Bank of America N.A.	7/3/2020	26,394,283	EUR	29,601,400	USD	43,943	—
Bank of America N.A.	7/3/2020	224,771,422	EUR	252,444,605	USD	12,562	—
Bank of America N.A.	7/3/2020	166,241,462	USD	149,366,485	EUR	—	(1,522,924)
Bank of America N.A.	8/5/2020	260,977,700	USD	232,205,779	EUR	—	(16,797)
Bank of Montreal	7/3/2020	166,241,462	USD	149,361,653	EUR	—	(1,517,497)
Canadian Imperial Bank of Commerce	7/3/2020	224,769,220	EUR	252,444,605	USD	10,089	—
Canadian Imperial Bank of Commerce	7/3/2020	166,241,462	USD	149,368,766	EUR	—	(1,525,486)
Canadian Imperial Bank of Commerce	8/5/2020	260,977,700	USD	232,207,638	EUR	—	(18,887)
Citibank N.A.	7/3/2020	23,678,026	EUR	26,641,260	USD	—	(46,743)
Citibank N.A.	7/3/2020	224,759,214	EUR	252,444,605	USD	—	(1,149)
Citibank N.A.	7/3/2020	166,241,462	USD	149,362,861	EUR	—	(1,518,854)
Citibank N.A.	8/5/2020	260,977,700	USD	232,206,605	EUR	—	(17,725)
Commonwealth Bank of Australia	7/3/2020	23,622,662	EUR	26,641,260	USD	—	(108,927)
Commonwealth Bank of Australia	7/3/2020	224,771,622	EUR	252,444,605	USD	12,786	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2020

Commonwealth Bank of Australia	7/3/2020	83,120,736	USD	74,684,253	EUR	—	(762,592)
Commonwealth Bank of Australia	8/5/2020	260,977,700	USD	232,211,150	EUR	—	(22,834)
Credit Suisse International	7/3/2020	166,241,462	USD	149,364,069	EUR	—	(1,520,210)
Goldman Sachs	7/3/2020	15,785,323	EUR	17,760,840	USD	—	(31,194)
Goldman Sachs	7/3/2020	224,765,218	EUR	252,444,605	USD	5,593	—
Goldman Sachs	7/3/2020	166,241,462	USD	149,362,995	EUR	—	(1,519,005)
Goldman Sachs	8/5/2020	260,977,700	USD	232,200,407	EUR	—	(10,759)
HSBC Holdings PLC	7/3/2020	166,241,462	USD	149,365,814	EUR	—	(1,522,170)
JP Morgan Chase Bank N.A.	7/3/2020	166,241,462	USD	149,364,069	EUR	—	(1,520,210)
Morgan Stanley & Co. International	7/3/2020	166,241,462	USD	149,368,766	EUR	—	(1,525,486)
Societe Generale	7/3/2020	224,765,818	EUR	252,444,605	USD	6,268	—
Societe Generale	7/3/2020	166,241,462	USD	149,368,766	EUR	—	(1,525,486)
Societe Generale	8/5/2020	260,977,700	USD	232,202,060	EUR	—	(12,617)
Standard Chartered Bank	7/3/2020	155,602,949	EUR	174,769,342	USD	—	(329)
Standard Chartered Bank	7/3/2020	166,241,462	USD	149,391,182	EUR	—	(1,550,663)
Standard Chartered Bank	8/5/2020	180,676,872	USD	160,763,142	EUR	—	(17,577)
UBS AG	7/3/2020	13,089,312	EUR	14,800,700	USD	—	(99,140)
UBS AG	7/3/2020	224,769,220	EUR	252,444,605	USD	10,089	—
UBS AG	7/3/2020	166,241,462	USD	149,365,679	EUR	—	(1,522,019)
UBS AG	8/5/2020	260,977,700	USD	232,203,506	EUR	—	(14,242)

						$101,330	$(19,662,279)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,006,115,929	$—	$—	$2,006,115,929
Rights	802,703	—	—	802,703
Investment of Cash Collateral for Securities Loaned	—	48,872,703	—	48,872,703

Total Investments in Securities	$2,006,918,632	$48,872,703	$—	$2,055,791,335

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	101,330	—	101,330
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(19,662,279)	—	(19,662,279)

Total - Net	$2,006,918,632	$29,311,754	$—	$2,036,230,386

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 7.0%
Andritz AG	13,890	$505,458
AT&S Austria Technologie & Systemtechnik AG	2,418	43,452
BAWAG Group AG(a)	10,791	372,566
Oesterreichische Post AG(b)	12,471	412,500
Palfinger AG	1,947	42,861
POLYTEC Holding AG	2,770	15,400
Porr AG*(b)	4,343	71,802
S IMMO AG	3,595	64,442
Schoeller-Bleckmann Oilfield Equipment AG	625	16,461
Telekom Austria AG*	23,312	161,025
UNIQA Insurance Group AG	34,854	234,486
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,350	231,330
Voestalpine AG	27,361	588,336
Wienerberger AG	7,400	161,156

Total Austria		2,921,275

Belgium - 5.4%
Bekaert S.A.	5,015	98,289
bpost S.A.*	68,731	463,171
Cofinimmo S.A.	1,478	203,186
D’ieteren S.A./N.V.	3,971	219,879
Econocom Group S.A./N.V.	25,006	50,442
Elia Group S.A./N.V.	4,172	452,647
Euronav N.V.	8,598	69,191
Fagron	1,330	27,934
Greenyard N.V.*(b)	7,581	47,511
Ontex Group N.V.*	6,633	97,072
Orange Belgium S.A.	4,914	80,028
Recticel S.A.	4,499	39,919
Warehouses De Pauw CVA	14,559	397,352

Total Belgium		2,246,621

Finland - 13.8%
Ahlstrom-Munksjo Oyj	10,082	150,604
Aktia Bank Oyj	6,235	61,765
Atria Oyj	2,121	20,725
Bittium Oyj	2,319	16,200
Cargotec Oyj Class B	5,016	116,393
Caverion Oyj	2,938	19,832
Citycon Oyj(b)	20,685	143,808
Huhtamaki Oyj	7,010	275,880
Kemira Oyj	17,640	227,050
Kesko Oyj Class B	34,201	584,644
Kojamo Oyj	14,870	313,983
Konecranes Oyj	7,958	179,833
Lassila & Tikanoja Oyj	3,285	48,259
Metsa Board Oyj	56,885	384,620
Metso Oyj	15,258	499,887
Nokian Renkaat Oyj	22,152	486,156
Oriola Oyj Class B	14,805	33,256
Orion Oyj Class B	13,415	648,787
Outokumpu Oyj	60,062	171,345
Raisio Oyj Class V	16,800	57,361
Revenio Group Oyj	874	27,633
Rovio Entertainment Oyj(a)(b)	2,715	16,741
Sanoma Oyj	11,090	112,226
Terveystalo Oyj(a)	7,346	72,276
TietoEVRY Oyj	11,282	307,661
Tokmanni Group Corp.	10,116	149,294
Uponor Oyj	10,688	143,811
Valmet Oyj	12,036	314,029
YIT Oyj	29,902	162,549

Total Finland		5,746,608

France - 10.7%
Akka Technologies(b)	713	22,823
AKWEL	1,389	22,496
Albioma S.A.	2,217	91,135
Alten S.A.*	950	81,678
Beneteau S.A.	5,675	40,347
Chargeurs S.A.	2,309	34,595
Cie Plastic Omnium S.A.	14,339	291,981
Derichebourg S.A.	19,391	55,493
Eurazeo SE*	4,195	214,944
Eutelsat Communications S.A.	48,819	450,163
Faurecia SE*	13,161	513,962
Gaztransport Et Technigaz S.A.	3,719	283,618
Haulotte Group S.A.	2,370	13,389
Imerys S.A.	10,394	354,190
IPSOS	4,426	110,855
Jacquet Metal Service S.A.	2,638	34,725
Kaufman & Broad S.A.	4,122	142,130
Maisons du Monde S.A.(a)	3,024	39,568
Manitou BF S.A.*	2,521	49,211
Mersen S.A.	1,266	30,144
Nexans S.A.*	1,326	61,568
Nexity S.A.	9,907	320,459
Quadient	4,197	61,186
Rallye S.A.	9,887	78,065
Rothschild & Co.*	3,062	73,940
Rubis SCA	7,743	372,038
Societe BIC S.A.	6,331	321,402
Trigano S.A.	1,465	153,435
Vicat S.A.	3,309	101,646

Total France		4,421,186

Germany - 19.6%
Aareal Bank AG*	13,946	271,918
alstria office REIT-AG	17,324	258,006
AURELIUS Equity Opportunities SE & Co. KGaA	3,262	53,893
Aurubis AG	4,992	307,699
BayWa AG	2,070	66,958
Bechtle AG	1,222	215,481
Bilfinger SE	4,584	87,525
Borussia Dortmund GmbH & Co. KGaA	1,833	11,889
CANCOM SE	1,097	58,155
CompuGroup Medical SE & Co. KgaA	1,064	83,712
CropEnergies AG	6,195	62,273
Dermapharm Holding SE	3,458	171,996
DIC Asset AG	8,770	117,609
Duerr AG	5,914	154,102
Elmos Semiconductor AG	1,350	32,751
Encavis AG	12,700	185,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2020

Investments	Shares	Value
Freenet AG	32,725	$526,333
Fuchs Petrolub SE	3,208	108,092
GEA Group AG	16,528	522,560
Gerresheimer AG	1,532	141,267
GFT Technologies SE	3,039	36,863
GRENKE AG	1,155	88,991
Hamburger Hafen und Logistik AG	5,696	96,474
Hella GmbH & Co. KGaA	7,891	322,605
Indus Holding AG	2,562	86,613
Jenoptik AG	2,021	47,304
JOST Werke AG(a)	1,376	46,441
K+S AG, Registered Shares	8,030	50,704
Krones AG	2,079	133,330
LANXESS AG	4,874	257,070
METRO AG	45,151	426,787
MLP SE	7,554	46,324
Nemetschek SE	1,875	128,882
PATRIZIA AG	3,859	93,403
Pfeiffer Vacuum Technology AG	488	90,107
Rheinmetall AG	2,448	212,259
RHOEN-KLINIKUM AG	2,001	40,813
RIB Software SE	1,621	46,608
Salzgitter AG*	3,853	54,202
Scout24 AG(a)	4,083	316,651
Siltronic AG	7,012	714,941
Software AG	4,759	191,888
Stroeer SE & Co. KGaA	5,006	336,787
Suedzucker AG	17,727	279,338
Takkt AG	7,743	78,791
VERBIO Vereinigte BioEnergie AG	4,622	48,278
Wacker Chemie AG	4,978	341,277
Wuestenrot & Wuerttembergische AG	4,085	69,555

Total Germany		8,120,652

Ireland - 0.8%
Glanbia PLC	13,242	149,917
Hibernia REIT PLC	46,077	57,962
Irish Continental Group PLC	15,197	60,337
Origin Enterprises PLC	13,503	40,948
Total Produce PLC	25,855	33,105

Total Ireland		342,269

Italy - 21.0%
A2A SpA	393,788	557,498
ACEA SpA	20,521	393,893
Anima Holding SpA(a)	62,262	267,690
Aquafil SpA(b)	3,555	15,552
Ascopiave SpA	21,651	91,190
ASTM SpA	17,300	395,216
Azimut Holding SpA	29,058	496,401
Banca Farmafactoring SpA(a)	50,250	285,578
Banca Generali SpA	16,644	498,374
Banca IFIS SpA	13,525	129,880
Banca Mediolanum SpA	131,415	943,156
Banca Popolare di Sondrio SCPA*	31,294	59,084
Banca Sistema SpA(a)	16,702	27,350
BasicNet SpA	3,864	17,403
Biesse SpA*	2,385	30,082
Brunello Cucinelli SpA*	1,900	56,423
Buzzi Unicem SpA	3,110	66,961
Buzzi Unicem SpA RSP	1,366	16,969
Cementir Holding N.V.	9,887	70,292
Credito Emiliano SpA	33,673	166,407
Danieli & C. Officine Meccaniche SpA RSP	1,204	9,818
Datalogic SpA	4,610	57,110
DiaSorin SpA	1,313	251,288
doValue SpA*(a)	8,213	74,072
Enav SpA(a)	57,741	260,185
ERG SpA	16,897	364,185
Falck Renewables SpA	12,296	75,128
Fiera Milano SpA(b)	6,413	21,824
Gruppo MutuiOnline SpA	2,017	43,088
Hera SpA	114,181	429,099
Immobiliare Grande Distribuzione SIIQ SpA	24,397	96,042
Infrastrutture Wireless Italiane SpA(a)	41,105	411,810
Interpump Group SpA	2,443	72,548
Iren SpA	106,445	263,735
Italgas SpA	86,193	500,496
La Doria SpA	2,406	30,644
MARR SpA*	6,642	99,516
Piaggio & C. SpA	36,197	87,408
Prima Industrie SpA	822	11,984
Prysmian SpA	18,376	425,576
RAI Way SpA(a)	10,806	71,000
Reply SpA	766	61,815
SAES Getters SpA	1,350	36,390
Saras SpA*	161,777	127,190
Societa Cattolica di Assicurazioni SC(b)	23,872	137,008
Zignago Vetro SpA	6,521	97,556

Total Italy		8,701,914

Netherlands - 7.9%
Aalberts N.V.	7,119	233,395
AMG Advanced Metallurgical Group N.V.	1,652	29,483
ASM International N.V.	2,853	440,758
ASR Nederland N.V.	18,954	582,019
BE Semiconductor Industries N.V.	17,572	782,532
Corbion N.V.	3,177	114,362
Euronext N.V.(a)	4,599	461,009
ForFarmers N.V.	12,121	74,059
IMCD N.V.	1,479	139,004
Ordina N.V.*	7,359	15,059
SBM Offshore N.V.	11,257	164,553
Sligro Food Group N.V.	2,795	43,070
TKH Group N.V. CVA	2,966	116,861
Van Lanschot Kempen N.V.	4,530	65,735

Total Netherlands		3,261,899

Portugal - 3.1%
Altri, SGPS, S.A.	26,523	127,141
Corticeira Amorim, SGPS, S.A.	5,597	63,366
Mota-Engil, SGPS, S.A.*(b)	25,437	32,626
Navigator Co. S.A. (The)	150,825	366,580
NOS, SGPS, S.A.(b)	84,817	369,998
REN - Redes Energeticas Nacionais, SGPS, S.A.	104,807	286,045
Semapa-Sociedade de Investimento e Gestao	4,850	44,068

Total Portugal		1,289,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2020

	Shares	Value
Spain - 10.6%
Acciona S.A.(b)	4,440	$434,598
Acerinox S.A.	26,109	210,549
Almirall S.A.	5,940	78,257
Atresmedia Corp. de Medios de Comunicacion S.A.	64,223	167,779
Bolsas y Mercados Espanoles SHMSF S.A.	16,200	599,708
Cia de Distribucion Integral Logista Holdings S.A.	19,720	367,665
Cie Automotive S.A.	8,706	152,735
Construcciones y Auxiliar de Ferrocarriles S.A.	1,527	55,396
Ebro Foods S.A.(b)	10,509	217,651
Ence Energia y Celulosa S.A.(b)	46,758	153,032
Ercros S.A.	7,380	14,887
Euskaltel S.A.(a)	17,126	151,957
Faes Farma S.A.	24,393	99,177
Grupo Catalana Occidente S.A.	8,349	192,232
Liberbank S.A.	163,069	26,996
Mediaset Espana Comunicacion S.A.*	57,951	214,269
Metrovacesa S.A.*(a)	12,972	89,020
Prosegur Cash S.A.(a)	147,242	123,700
Prosegur Cia de Seguridad S.A.	49,615	115,462
Sacyr S.A.	70,574	146,403
Tubacex S.A.	6,038	9,142
Unicaja Banco S.A.*(a)	211,555	108,112
Viscofan S.A.	4,447	290,189
Zardoya Otis S.A.	56,356	385,474

Total Spain		4,404,390

TOTAL COMMON STOCKS (Cost: $51,181,947)		41,456,638

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $1,101,842)	1,101,842	1,101,842

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $52,283,789)		42,558,480
Other Assets less Liabilities - (2.6)%		(1,058,854)

NET ASSETS - 100.0%		$41,499,626

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,803,124 and the total market value of the collateral held by the Fund was $1,916,382. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $814,540.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2020	2,403,297	EUR	2,698,167	USD	$1,151	$—
Bank of America N.A.	7/3/2020	7,717,415	EUR	8,667,560	USD	431	—
Bank of America N.A.	7/3/2020	9,349,147	USD	8,399,726	EUR	—	(85,197)
Bank of America N.A.	7/3/2020	9,349,147	USD	8,401,613	EUR	—	(87,317)
Bank of America N.A.	8/5/2020	8,707,338	USD	7,747,383	EUR	—	(560)
Citibank N.A.	7/3/2020	7,716,996	EUR	8,667,560	USD	—	(40)
Citibank N.A.	7/3/2020	9,349,147	USD	8,399,500	EUR	—	(84,943)
Citibank N.A.	8/5/2020	8,707,338	USD	7,747,411	EUR	—	(591)
Goldman Sachs	7/3/2020	7,717,202	EUR	8,667,560	USD	192	—
Goldman Sachs	7/3/2020	9,349,147	USD	8,399,522	EUR	—	(84,969)
Goldman Sachs	8/5/2020	8,707,338	USD	7,747,204	EUR	—	(359)
Morgan Stanley & Co. International	7/3/2020	5,879,450	EUR	6,603,857	USD	—	(218)
Morgan Stanley & Co. International	8/5/2020	6,634,166	USD	5,902,598	EUR	—	(232)
UBS AG	7/3/2020	482,982	EUR	547,488	USD	—	(5,016)
UBS AG	7/3/2020	7,717,339	EUR	8,667,560	USD	346	—
UBS AG	7/3/2020	7,123,164	USD	6,397,927	EUR	—	(62,814)
UBS AG	8/5/2020	8,707,338	USD	7,747,307	EUR	—	(475)

						$2,120	$(412,731)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$41,456,638	$—	$—	$41,456,638
Investment of Cash Collateral for Securities Loaned	—	1,101,842	—	1,101,842

Total Investments in Securities	$41,456,638	$1,101,842	$—	$42,558,480

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	2,120	—	2,120
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(412,731)	—	(412,731)

Total - Net	$41,456,638	$691,231	$—	$42,147,869

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 2.2%
BHP Group PLC	28,763	$587,967

Austria - 0.3%
Andritz AG	1,641	59,716
S IMMO AG	442	7,923
Verbund AG(a)	564	25,250

Total Austria		92,889

Belgium - 0.2%
Warehouses De Pauw CVA	2,197	59,962

Denmark - 7.7%
Ambu A/S Class B	235	7,380
Chr Hansen Holding A/S	382	39,375
Coloplast A/S Class B	1,428	221,217
DSV Panalpina A/S	194	23,674
GN Store Nord A/S	85	4,527
Novo Nordisk A/S Class B	15,455	1,000,064
Novozymes A/S Class B	1,322	76,400
Orsted A/S(b)	2,437	281,087
Pandora A/S	3,001	162,940
Rockwool International A/S Class B	48	12,984
Royal Unibrew A/S*	439	36,504
SimCorp A/S	257	27,691
Tryg A/S	2,982	86,279
Vestas Wind Systems A/S	851	86,614

Total Denmark		2,066,736

Finland - 4.4%
Elisa Oyj	2,188	133,047
Kesko Oyj Class B	4,236	72,412
Kone Oyj Class B	4,560	313,542
Konecranes Oyj	957	21,626
Metsa Board Oyj(a)	7,295	49,324
Metso Oyj	1,656	54,254
Neste Oyj	5,520	215,815
Nokian Renkaat Oyj	2,746	60,265
Stora Enso Oyj Class R	11,140	133,001
TietoEVRY Oyj	1,662	45,323
Valmet Oyj	1,380	36,005
Wartsila Oyj Abp	6,599	54,535

Total Finland		1,189,149

France - 15.6%
BioMerieux	228	31,318
Cie Plastic Omnium S.A.	1,796	36,571
Dassault Systemes SE	459	79,185
Gaztransport Et Technigaz S.A.	440	33,555
Hermes International	262	218,875
Ipsen S.A.	183	15,549
Kering S.A.	926	503,638
L’Oreal S.A.	2,876	922,862
Legrand S.A.	1,725	131,009
LVMH Moet Hennessy Louis Vuitton SE	2,909	1,275,859
Remy Cointreau S.A.(a)	240	32,670
Rubis SCA	962	46,223
Sartorius Stedim Biotech	156	39,423
SEB S.A.	243	40,147
Teleperformance	230	58,356
Thales S.A.	1,255	101,319
Trigano S.A.	220	23,041
Valeo S.A.	4,181	109,696
Vinci S.A.	5,416	498,804

Total France		4,198,100

Germany - 10.1%
Bechtle AG	130	22,923
Beiersdorf AG	630	71,537
CANCOM SE	43	2,280
Carl Zeiss Meditec AG, Bearer Shares	222	21,643
Dermapharm Holding SE	262	13,032
Deutsche Post AG, Registered Shares	15,846	579,306
Deutsche Wohnen SE, Bearer Shares	2,617	117,424
Duerr AG	789	20,559
Fuchs Petrolub SE	512	17,252
Henkel AG & Co. KGaA	1,933	160,983
Hochtief AG	1,044	92,574
Infineon Technologies AG	7,076	165,902
LEG Immobilien AG	738	93,664
MTU Aero Engines AG	241	41,725
Nemetschek SE	192	13,197
SAP SE	5,520	770,758
Scout24 AG(b)	617	47,851
Siemens Healthineers AG(b)	6,372	305,234
Siltronic AG	873	89,011
Symrise AG	595	69,166

Total Germany		2,716,021

Ireland - 1.2%
CRH PLC	7,129	244,212
Glanbia PLC	1,538	17,412
Kerry Group PLC Class A	425	52,650

Total Ireland		314,274

Italy - 1.1%
Brunello Cucinelli SpA*	424	12,591
Davide Campari-Milano SpA	2,922	24,614
DiaSorin SpA(a)	184	35,215
Ferrari N.V.	488	83,228
RAI Way SpA(b)	5,699	37,445
Recordati SpA	1,882	93,957

Total Italy		287,050

Kazakhstan - 0.1%
KAZ Minerals PLC	2,290	14,148

Netherlands - 4.6%
ASM International N.V.	407	62,877
ASML Holding N.V.	1,741	639,222
BE Semiconductor Industries N.V.	2,223	98,997
Corbion N.V.	643	23,146
Euronext N.V.(b)	605	60,646
GrandVision N.V.(b)	1,082	30,806
IMCD N.V.	86	8,083
Koninklijke DSM N.V.	1,283	177,531
TKH Group N.V. CVA	387	15,248
Wolters Kluwer N.V.	1,439	112,359

Total Netherlands		1,228,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2020

Investments	Shares	Value
Norway - 2.4%
Austevoll Seafood ASA	3,186	$26,239
Borregaard ASA	755	7,998
Elkem ASA(b)	24,306	49,408
Grieg Seafood ASA	1,230	12,552
Leroy Seafood Group ASA	7,285	43,618
Mowi ASA	8,385	158,756
Scatec Solar ASA(b)	119	1,929
Telenor ASA	21,682	314,880
TGS Nopec Geophysical Co. ASA	1,480	21,379
Tomra Systems ASA	348	12,738

Total Norway		649,497

Portugal - 0.9%
Altri, SGPS, S.A.	4,308	20,651
Galp Energia, SGPS, S.A.	12,452	143,980
Jeronimo Martins, SGPS, S.A.	4,904	85,841
Semapa-Sociedade de Investimento e Gestao	305	2,771

Total Portugal		253,243

Spain - 4.0%
Cie Automotive S.A.(a)	1,138	19,964
Ence Energia y Celulosa S.A.(a)	6,567	21,493
Grifols S.A.	2,503	75,988
Industria de Diseno Textil S.A.	34,304	908,118
Prosegur Cash S.A.(a)(b)	22,124	18,587
Prosegur Cia de Seguridad S.A.	7,875	18,326

Total Spain		1,062,476

Sweden - 3.7%
AAK AB*	1,358	23,336
Atlas Copco AB Class A	5,576	236,167
Atlas Copco AB Class B	3,049	112,775
Atrium Ljungberg AB Class B	1,629	22,940
Axfood AB	2,512	54,842
Epiroc AB Class A	3,394	42,295
Epiroc AB Class B	767	9,381
Essity AB Class B*	3,883	125,493
Evolution Gaming Group AB(b)	870	51,883
Hexpol AB*	3,500	25,921
Intrum AB(a)	1,651	30,303
Investment AB Latour Class B(a)	4,151	75,297
Lifco AB Class B	463	29,321
Loomis AB*	741	17,704
Nibe Industrier AB Class B*	2,471	54,610
Paradox Interactive AB	114	2,459
Securitas AB Class B*	2,840	38,271
Sweco AB Class B	1,086	48,771

Total Sweden		1,001,769

Switzerland - 18.4%
Bucher Industries AG, Registered Shares	97	27,926
Cie Financiere Richemont S.A., Registered Shares	4,146	264,455
Daetwyler Holding AG, Bearer Shares	51	9,968
EMS-Chemie Holding AG, Registered Shares	230	178,165
Geberit AG, Registered Shares	249	124,612
Georg Fischer AG, Registered Shares	43	36,917
Givaudan S.A., Registered Shares	68	253,183
Kuehne + Nagel International AG, Registered Shares*	1,615	268,272
Logitech International S.A., Registered Shares	1,166	76,121
Lonza Group AG, Registered Shares	239	126,165
Partners Group Holding AG	275	249,417
Roche Holding AG, Bearer Shares	1,677	575,194
Roche Holding AG Genusschein	5,766	1,998,065
Schindler Holding AG, Participation Certificate	165	38,832
Schindler Holding AG, Registered Shares	433	101,995
SFS Group AG	447	41,844
SGS S.A., Registered Shares	69	168,577
Sonova Holding AG, Registered Shares	278	55,494
STMicroelectronics N.V.	4,399	119,665
Straumann Holding AG, Registered Shares	48	41,235
Swatch Group AG (The), Bearer Shares	320	63,861
Temenos AG, Registered Shares	69	10,715
Vifor Pharma AG	339	50,999
Vontobel Holding AG, Registered Shares	735	51,544

Total Switzerland		4,933,221

United Kingdom - 22.2%
Ashmore Group PLC	7,883	40,636
Ashtead Group PLC	2,495	83,822
Brewin Dolphin Holdings PLC	7,834	25,216
British American Tobacco PLC	36,182	1,387,913
Britvic PLC	2,564	24,394
Cranswick PLC	86	3,845
Croda International PLC	757	49,162
DCC PLC	645	53,636
Diageo PLC	14,356	475,652
Diversified Gas & Oil PLC	12,969	15,384
Electrocomponents PLC	3,051	25,295
Evraz PLC	43,492	154,983
Ferrexpo PLC	5,285	11,323
Fresnillo PLC	5,509	57,273
Games Workshop Group PLC	221	21,886
Halma PLC	1,461	41,574
Hargreaves Lansdown PLC	2,893	58,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2020

Investments	Shares	Value
Hastings Group Holdings PLC(b)	14,841	$35,355
HomeServe PLC	1,702	27,444
Intertek Group PLC	795	53,437
Johnson Matthey PLC	1,440	37,329
Moneysupermarket.com Group PLC	7,116	28,453
Reckitt Benckiser Group PLC	5,327	489,178
RELX PLC	10,045	232,097
Rio Tinto PLC	18,279	1,027,416
Rotork PLC	6,783	23,467
Spectris PLC	1,006	31,386
Spirax-Sarco Engineering PLC	318	39,198
SSP Group PLC	1,752	5,568
Unilever N.V.	16,455	873,248
Unilever PLC	9,157	492,742
Victrex PLC	968	23,383

Total United Kingdom		5,949,907

TOTAL COMMON STOCKS (Cost: $26,660,306)		26,605,324

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $213,218)	213,218	213,218

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $26,873,524)		26,818,542
Other Assets less Liabilities - 0.1%		14,541

NET ASSETS - 100.0%		$26,833,083

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $250,473 and the total market value of the collateral held by the Fund was $265,461. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $52,243.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$26,605,324	$—	$—	$26,605,324
Investment of Cash Collateral for Securities Loaned	—	213,218	—	213,218

Total Investments in Securities	$26,605,324	$213,218	$—	$26,818,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 0.9%
AT&S Austria Technologie & Systemtechnik AG	30,924	$555,717
Palfinger AG	27,824	612,510
Porr AG*(a)	41,390	684,291
S IMMO AG	46,622	835,722
Schoeller-Bleckmann Oilfield Equipment AG(a)	8,199	215,944

Total Austria		2,904,184

Belgium - 4.6%
Bekaert S.A.	62,573	1,226,366
bpost S.A.*	752,040	5,067,923
D’ieteren S.A./N.V.	49,716	2,752,839
Econocom Group S.A./N.V.(a)	323,237	652,026
Euronav N.V.	104,261	839,027
Fagron	22,141	465,025
Greenyard N.V.*(a)	88,407	554,062
Ontex Group N.V.*(a)	85,515	1,251,482
Orange Belgium S.A.	61,195	996,602
Recticel S.A.	58,934	522,915

Total Belgium		14,328,267

Denmark - 4.2%
Alm Brand A/S	237,920	2,219,313
D/S Norden A/S(a)	34,407	461,978
Matas A/S	120,098	1,060,548
NNIT A/S(a)(b)	34,764	615,028
Per Aarsleff Holding A/S	14,740	530,875
Ringkjoebing Landbobank A/S	24,021	1,695,890
Scandinavian Tobacco Group A/S Class A(b)	260,600	3,840,698
Schouw & Co. A/S	21,875	1,740,519
Spar Nord Bank A/S	145,472	1,155,279

Total Denmark		13,320,128

Finland - 8.8%
Ahlstrom-Munksjo Oyj(a)	98,432	1,470,367
Aktia Bank Oyj	58,143	575,975
Atria Oyj	27,926	272,876
Cargotec Oyj Class B	65,589	1,521,946
Caverion Oyj	46,946	316,892
Citycon Oyj(a)	179,257	1,246,248
Kemira Oyj	222,100	2,858,716
Metsa Board Oyj(a)	719,405	4,864,159
Oriola Oyj Class B	190,529	427,985
Outokumpu Oyj(a)	759,819	2,167,612
Raisio Oyj Class V	145,007	495,108
Rovio Entertainment Oyj(a)(b)	49,455	304,944
Sanoma Oyj	92,562	936,689
Terveystalo Oyj(a)(b)	64,588	635,468
TietoEVRY Oyj	141,756	3,865,698
Tokmanni Group Corp.	131,944	1,947,255
Uponor Oyj	137,645	1,852,060
YIT Oyj(a)	334,731	1,819,613

Total Finland		27,579,611

France - 4.4%
Akka Technologies(a)	7,887	252,461
AKWEL	18,580	300,918
Albioma S.A.	29,282	1,203,704
Beneteau S.A.	74,529	529,867
Chargeurs S.A.	29,512	442,173
Derichebourg S.A.	245,485	702,526
Elior Group S.A.(a)(b)	178,696	1,017,561
Haulotte Group S.A.(a)	28,925	163,410
IPSOS	57,452	1,438,957
Jacquet Metal Service S.A.(a)	33,726	443,946
Kaufman & Broad S.A.	37,362	1,288,268
Maisons du Monde S.A.(a)(b)	38,320	501,406
Manitou BF S.A.*(a)	29,805	581,804
Mersen S.A.	15,783	375,806
Nexans S.A.*	17,750	824,151
Quadient	53,402	778,520
Rallye S.A.(a)	129,648	1,023,667
Trigano S.A.	18,713	1,959,882

Total France		13,829,027

Germany - 11.5%
Aareal Bank AG*	176,045	3,432,505
AURELIUS Equity Opportunities SE & Co. KGaA	46,331	765,459
Aurubis AG	62,190	3,833,297
BayWa AG	17,147	554,649
Bilfinger SE	59,603	1,138,033
CANCOM SE	14,779	783,475
CropEnergies AG	63,727	640,596
Dermapharm Holding SE	33,446	1,663,561
Deutz AG*	99,811	469,038
DIC Asset AG	113,335	1,519,869
Elmos Semiconductor AG	15,839	384,255
Encavis AG	126,492	1,844,062
GFT Technologies SE	42,403	514,349
Hamburger Hafen und Logistik AG	71,987	1,219,251
Indus Holding AG	27,102	916,232
Jenoptik AG	27,173	636,023
JOST Werke AG(b)	19,261	650,072
PATRIZIA AG	48,679	1,178,221
Pfeiffer Vacuum Technology AG	6,246	1,153,298
RHOEN-KLINIKUM AG	27,008	550,866
RIB Software SE	13,481	439,094
Salzgitter AG*	54,439	765,818
Siltronic AG	88,201	8,992,935
Takkt AG	79,185	805,766
VERBIO Vereinigte BioEnergie AG	47,886	500,184
Wuestenrot & Wuerttembergische AG	34,474	586,987

Total Germany		35,937,895

Ireland - 1.2%
C&C Group PLC	447,220	1,270,946
Hibernia REIT PLC	587,869	739,497
Irish Continental Group PLC	182,784	725,714
Origin Enterprises PLC	169,062	512,681
Total Produce PLC	374,908	480,029

Total Ireland		3,728,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2020

Investments	Shares	Value
Italy - 9.2%
Anima Holding SpA(b)	787,009	$3,383,681
Aquafil SpA(a)	46,987	205,553
Ascopiave SpA	261,388	1,100,917
Avio SpA*	34,075	584,021
Banca Farmafactoring SpA(b)	634,622	3,606,645
Banca IFIS SpA	171,440	1,646,327
Banca Popolare di Sondrio SCPA*	411,423	776,773
Banca Sistema SpA(a)(b)	243,494	398,734
BasicNet SpA	58,803	264,839
Biesse SpA*(a)	34,445	434,454
Brunello Cucinelli SpA*(a)	25,498	757,191
Cairo Communication SpA*(a)	253,647	417,639
Cementir Holding N.V.	113,351	805,873
Credito Emiliano SpA	307,060	1,517,448
Datalogic SpA(a)	62,897	779,190
doValue SpA*(a)(b)	82,280	742,075
Falck Renewables SpA	160,645	981,531
Fiera Milano SpA(a)	75,980	258,571
Gruppo MutuiOnline SpA	23,519	502,420
Immobiliare Grande Distribuzione SIIQ SpA	210,460	828,505
La Doria SpA	30,899	393,546
MARR SpA*	60,249	902,700
Piaggio & C. SpA	464,744	1,122,251
RAI Way SpA(b)	108,735	714,435
Reply SpA	10,592	854,757
SAES Getters SpA	15,864	427,624
Saras SpA*	2,070,772	1,628,051
Societa Cattolica di Assicurazioni SC(a)	294,438	1,689,867
Unieuro SpA*(a)(b)	42,170	353,803
Zignago Vetro SpA	55,233	826,305

Total Italy		28,905,726

Morocco - 0.1%
Vivo Energy PLC(b)	295,668	294,819

Netherlands - 4.6%
AMG Advanced Metallurgical Group N.V.	23,504	419,473
BE Semiconductor Industries N.V.	221,643	9,870,405
Corbion N.V.(a)	40,404	1,454,421
ForFarmers N.V.(a)	156,574	956,657
Sligro Food Group N.V.	22,783	351,077
TKH Group N.V. CVA	37,180	1,464,896

Total Netherlands		14,516,929

Norway - 7.4%
American Shipping Co. ASA*	166,455	442,580
Atea ASA*	100,475	964,443
Austevoll Seafood ASA	282,179	2,323,948
Borregaard ASA	79,719	844,541
Elkem ASA(b)	2,399,994	4,878,603
Europris ASA(b)	420,415	2,023,849
Fjordkraft Holding ASA(b)	191,674	1,567,646
Grieg Seafood ASA	130,070	1,327,396
Kongsberg Gruppen ASA	135,462	1,892,845
Norway Royal Salmon ASA(a)	36,389	946,031
Ocean Yield ASA(a)	191,752	430,334
Scatec Solar ASA(a)(b)	42,704	692,330
Selvaag Bolig ASA	75,296	444,111
SpareBank 1 Nord Norge	213,887	1,381,275
SpareBank 1 SMN	214,039	1,737,250
Sparebanken Vest	55,135	356,632
XXL ASA*(a)(b)	491,172	953,628

Total Norway		23,207,442

Portugal - 1.8%
Altri, SGPS, S.A.(a)	336,896	1,614,946
Corticeira Amorim, SGPS, S.A.(a)	47,942	542,768
Mota-Engil, SGPS, S.A.*(a)	335,712	430,597
REN - Redes Energeticas Nacionais, SGPS, S.A.	928,469	2,534,029
Semapa-Sociedade de Investimento e Gestao	40,414	367,213

Total Portugal		5,489,553

Spain - 4.3%
Applus Services S.A.	53,839	413,005
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	689,664	1,801,711
Construcciones y Auxiliar de Ferrocarriles S.A.	20,515	744,238
Ence Energia y Celulosa S.A.(a)	584,511	1,913,022
Euskaltel S.A.(b)	217,521	1,930,039
Faes Farma S.A.	317,585	1,291,238
Liberbank S.A.	1,923,336	318,413
Melia Hotels International S.A.(a)	156,828	666,167
Metrovacesa S.A.*(a)(b)	169,625	1,164,042
Sacyr S.A.	901,005	1,869,097
Tubacex S.A.(a)	67,940	102,861
Unicaja Banco S.A.*(b)	2,569,674	1,313,189

Total Spain		13,527,022

Sweden - 13.5%
AddTech AB Class B	33,114	1,330,723
Alimak Group AB(b)	39,066	422,668
Arjo AB Class B	125,175	695,965
Atrium Ljungberg AB Class B	114,159	1,607,623
Avanza Bank Holding AB	156,961	2,228,906
Betsson AB*	282,710	1,966,330
Bilia AB Class A	200,496	1,619,394
BioGaia AB Class B	13,481	743,747
Catena AB(a)	26,627	1,048,887
Clas Ohlson AB Class B(a)	142,026	1,589,983
Coor Service Management Holding AB*(b)	136,042	893,644
Dios Fastigheter AB	185,154	1,238,116
Dustin Group AB(b)	99,930	543,806
Fagerhult AB*	116,429	430,517
JM AB(a)	135,950	3,059,975
Lagercrantz Group AB Class B	33,292	515,997
LeoVegas AB(b)	133,450	596,730
Lindab International AB	43,399	508,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2020

Investments	Shares	Value
Midsona AB Class B(a)	56,213	$322,195
Mycronic AB(a)	86,119	1,624,093
NCAB Group AB*(a)	16,704	303,900
NCC AB Class B	119,879	1,940,371
NetEnt AB*(a)	534,741	4,086,615
Nordic Waterproofing Holding A/S(b)	41,835	457,117
NP3 Fastigheter AB(a)	26,403	249,388
Paradox Interactive AB	25,545	551,115
Platzer Fastigheter Holding AB Class B	73,744	629,266
Pricer AB Class B	189,314	495,807
Ratos AB Class B*	161,149	431,038
Resurs Holding AB(b)	461,545	1,895,393
Rottneros AB	315,938	292,314
Samhallsbyggnadsbolaget i Norden AB(a)	1,160,118	2,963,598
Sectra AB Class B*(a)	17,455	992,970
SkiStar AB(a)	55,660	568,151
Tethys Oil AB(a)	30,529	149,751
Troax Group AB(a)	37,133	582,703
Vitrolife AB	17,994	402,500
Wihlborgs Fastigheter AB	137,570	2,251,821

Total Sweden		42,231,795

Switzerland - 4.0%
Arbonia AG*	46,469	479,133
Bobst Group S.A., Registered Shares(a)	12,962	765,367
Comet Holding AG, Registered Shares	3,592	514,036
Daetwyler Holding AG, Bearer Shares	8,280	1,618,338
EFG International AG*	231,090	1,643,762
Huber + Suhner AG, Registered Shares	12,169	855,317
Implenia AG, Registered Shares	9,975	368,029
Landis+Gyr Group AG*	29,842	1,930,573
Mobilezone Holding AG, Registered Shares	89,637	778,547
Swissquote Group Holding S.A., Registered Shares	14,543	1,241,654
u-blox Holding AG*(a)	4,966	339,609
Valiant Holding AG, Registered Shares	20,927	1,954,556

Total Switzerland		12,488,921

United Kingdom - 18.6%
Amigo Holdings PLC(a)(b)	86,947	6,242
Balfour Beatty PLC	295,259	951,456
Biffa PLC(b)	172,049	427,294
Big Yellow Group PLC	107,384	1,332,145
Bodycote PLC	215,016	1,667,104
Brewin Dolphin Holdings PLC	328,826	1,058,405
CareTech Holdings PLC(a)	78,636	421,686
Chemring Group PLC	143,167	428,091
Chesnara PLC	187,429	669,288
Clipper Logistics PLC(a)	83,859	305,668
CMC Markets PLC(b)	445,304	1,469,082
Coats Group PLC	528,835	365,920
Concentric AB*	39,624	559,699
Cranswick PLC	24,123	1,078,395
Daily Mail & General Trust PLC Class A Non-Voting Shares	202,363	1,722,775
Devro PLC	161,311	301,366
Diploma PLC	42,945	952,478
DiscoverIE Group PLC	51,633	326,645
Diversified Gas & Oil PLC	931,065	1,104,407
Drax Group PLC	442,615	1,406,615
EMIS Group PLC	34,199	456,368
Euromoney Institutional Investor PLC	60,860	590,309
Ferrexpo PLC	371,874	796,752
Games Workshop Group PLC	18,060	1,788,543
Gamma Communications PLC	17,828	283,063
Genus PLC	14,019	611,809
GoCo Group PLC	208,836	248,749
Halfords Group PLC	381,026	715,610
Hastings Group Holdings PLC(b)	1,054,889	2,512,997
Helical PLC	63,098	240,909
Hilton Food Group PLC(a)	40,528	632,966
Hunting PLC	64,668	169,876
IntegraFin Holdings PLC	178,595	1,010,678
James Halstead PLC	118,931	761,207
John Laing Group PLC(b)	271,978	1,170,820
Jupiter Fund Management PLC	725,417	2,296,386
Keller Group PLC	85,900	672,915
Liontrust Asset Management PLC	36,646	590,902
Marston’s PLC	954,679	626,958
Mitie Group PLC(a)	206,980	213,035
Moneysupermarket.com Group PLC	320,245	1,280,469
Motorpoint group PLC	86,142	273,543
NCC Group PLC	180,033	394,624
Numis Corp. PLC	114,235	447,442
Paragon Banking Group PLC	278,177	1,203,005
Pets at Home Group PLC	484,747	1,431,499
Polar Capital Holdings PLC	112,228	696,118
Premier Miton Group PLC	84,478	105,947
PZ Cussons PLC	378,160	863,487
QinetiQ Group PLC	278,475	1,023,305
Rank Group PLC	188,929	341,757
Redde Northgate PLC	373,380	765,839
Renewi PLC	1,867,864	604,679
RWS Holdings PLC	74,241	549,476
Sabre Insurance Group PLC(b)	322,212	1,051,051
Safestore Holdings PLC	110,183	988,392
Smart Metering Systems PLC	29,855	218,382
Speedy Hire PLC	399,598	279,459
Spirent Communications PLC	323,492	963,294
Stock Spirits Group PLC	159,007	459,738
Superdry PLC	80,945	141,322
TalkTalk Telecom Group PLC	626,916	663,460
TBC Bank Group PLC*	38,646	426,894
Telecom Plus PLC	61,579	1,083,480
TP ICAP PLC	721,982	3,129,422
Ultra Electronics Holdings PLC	52,133	1,287,023
Vertu Motors PLC(a)	413,768	125,768
Vistry Group PLC	457,388	4,015,383
Wincanton PLC	106,844	245,551
XPS Pensions Group PLC	204,163	290,103

Total United Kingdom		58,295,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2020

Investments	Shares	Value
United States - 0.3%
TI Fluid Systems PLC(b)	436,651	$1,000,282

TOTAL COMMON STOCKS (Cost: $364,463,327)		311,585,993

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $103,455)	2,227	119,253

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%

United States - 8.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $27,036,438)	27,036,438	27,036,438

TOTAL INVESTMENTS IN SECURITIES - 108.0% (Cost: $391,603,220)		338,741,684
Other Assets less Liabilities - (8.0)%		(25,128,568)

NET ASSETS - 100.0%		$313,613,116

*	Non-income producing security.
(a)

Security, or Portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,145,785 and the total market value of the collateral held by the Fund was $30,773,795. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,737,357.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$4,217,400	$592,611	$4,921,088	$250,982	$(20,652)	$119,253	$17,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$311,585,993	$—	$—	$311,585,993
Exchange-Traded Fund	119,253	—	—	119,253
Investment of Cash Collateral for Securities Loaned	—	27,036,438	—	27,036,438

Total Investments in Securities	$311,705,246	$27,036,438	$—	$338,741,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Germany - 99.2%

Aerospace & Defense - 0.5%
MTU Aero Engines AG	957	$165,689

Air Freight & Logistics - 4.6%
Deutsche Post AG, Registered Shares	42,750	1,562,877

Auto Components - 2.5%
Continental AG	6,804	666,069
Hella GmbH & Co. KGaA	4,258	174,079

Total Auto Components		840,148

Automobiles - 14.4%
Bayerische Motoren Werke AG	28,304	1,806,287
Daimler AG, Registered Shares	43,801	1,778,157
Volkswagen AG(a)	8,156	1,312,687

Total Automobiles		4,897,131

Capital Markets - 3.2%
AURELIUS Equity Opportunities SE & Co. KGaA	573	9,467
Deutsche Boerse AG	3,836	693,868
DWS Group GmbH & Co. KGaA(b)	10,711	388,691

Total Capital Markets		1,092,026

Chemicals - 10.3%
BASF SE	31,856	1,784,660
Covestro AG(b)	10,715	407,369
Evonik Industries AG	20,939	531,734
Fuchs Petrolub SE	4,139	139,461
K+S AG, Registered Shares	1,405	8,872
LANXESS AG	3,061	161,447
Symrise AG	2,166	251,789
Wacker Chemie AG	2,913	199,707

Total Chemicals		3,485,039

Commercial Services & Supplies - 0.1%
Bilfinger SE	1,007	19,227

Construction & Engineering - 0.9%
Hochtief AG	3,384	300,068

Construction Materials - 1.0%
HeidelbergCement AG	6,152	328,483

Diversified Financial Services - 0.1%
GRENKE AG	334	25,734

Diversified Telecommunication Services - 7.1%
Deutsche Telekom AG, Registered Shares	143,449	2,407,860

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	308	7,209

Food & Staples Retailing - 0.5%
METRO AG	19,549	184,786

Food Products - 0.5%
Suedzucker AG	11,255	177,354

Health Care Equipment & Supplies - 2.5%
Carl Zeiss Meditec AG, Bearer Shares	373	36,364
Siemens Healthineers AG(b)	16,895	809,310

Total Health Care Equipment & Supplies		845,674

Health Care Providers & Services - 2.9%
Fresenius Medical Care AG & Co. KGaA	5,828	499,439
Fresenius SE & Co. KGaA	9,578	474,622

Total Health Care Providers & Services		974,061

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KgaA	230	18,096

Hotels, Restaurants & Leisure - 0.6%
TUI AG	46,564	219,444

Household Products - 1.4%
Henkel AG & Co. KGaA	5,732	477,370

Independent Power & Renewable Electricity Producers - 1.3%
Uniper SE	13,333	429,781

Industrial Conglomerates - 6.8%
Indus Holding AG	547	18,492
Rheinmetall AG	1,674	145,148
Siemens AG, Registered Shares	18,273	2,150,023

Total Industrial Conglomerates		2,313,663

Insurance - 13.1%
Allianz SE, Registered Shares	9,880	2,016,940
Hannover Rueck SE	4,091	704,843
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	5,190	1,348,865
Talanx AG	9,834	365,371

Total Insurance		4,436,019

IT Services - 0.2%
Bechtle AG	324	57,132

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	384	35,409

Machinery - 2.0%
Duerr AG	5,016	130,702
GEA Group AG	8,082	255,526
KION Group AG	3,705	228,038
Krones AG	513	32,900
Pfeiffer Vacuum Technology AG	107	19,757

Total Machinery		666,923

Marine - 0.1%
Hapag-Lloyd AG(b)	503	29,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2020

Investments	Shares	Value
Metals & Mining - 0.6%
Aurubis AG	3,283	$202,359

Multi-Utilities - 4.6%
E.ON SE	84,568	951,250
RWE AG	17,625	615,839

Total Multi-Utilities		1,567,089

Personal Products - 0.7%
Beiersdorf AG(a)	2,220	252,082

Pharmaceuticals - 7.1%
Bayer AG, Registered Shares	29,164	2,154,987
Merck KGaA	2,319	269,054

Total Pharmaceuticals		2,424,041

Real Estate Management & Development - 0.1%
PATRIZIA AG	893	21,614

Semiconductors & Semiconductor Equipment - 2.4%
Infineon Technologies AG	21,670	508,069
Siltronic AG	3,121	318,216

Total Semiconductors & Semiconductor Equipment		826,285

Software - 5.6%
Nemetschek SE	462	31,756
SAP SE	13,136	1,834,180
Software AG	1,244	50,160

Total Software		1,916,096

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG*	7,169	139,780

Trading Companies & Distributors - 0.8%
Brenntag AG	5,453	286,445

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	1,299	22,001

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $40,022,474)		33,654,316
Other Assets less Liabilities - 0.8%		265,686

NET ASSETS - 100.0%		$33,920,002

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan was $1,024,675 and the collateral held by the Fund was composed entirely of non-cash U.S. Government securities having a value of $1,084,004.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2020	2,460,378	EUR	2,761,208	USD	$2,221	$—
Bank of America N.A.	7/3/2020	398,666	EUR	451,937	USD	—	(4,166)
Bank of America N.A.	7/3/2020	6,110,973	EUR	6,863,338	USD	342	—
Bank of America N.A.	7/3/2020	7,538,099	USD	6,772,593	EUR	—	(68,694)
Bank of America N.A.	7/3/2020	7,538,099	USD	6,774,114	EUR	—	(70,403)
Bank of America N.A.	8/5/2020	7,092,252	USD	6,310,355	EUR	—	(456)
Canadian Imperial Bank of Commerce	7/2/2020	14,250	USD	12,691	EUR	—	(4)
Citibank N.A.	7/3/2020	6,110,641	EUR	6,863,338	USD	—	(31)
Citibank N.A.	7/3/2020	7,538,099	USD	6,772,410	EUR	—	(68,489)
Citibank N.A.	8/5/2020	7,092,252	USD	6,310,377	EUR	—	(482)
Credit Suisse International	7/3/2020	4,655,784	EUR	5,229,214	USD	37	—
Credit Suisse International	8/5/2020	5,403,623	USD	4,807,827	EUR	—	(276)
Goldman Sachs	7/3/2020	6,110,805	EUR	6,863,338	USD	152	—
Goldman Sachs	7/3/2020	7,538,099	USD	6,772,429	EUR	—	(68,509)
Goldman Sachs	8/5/2020	7,092,252	USD	6,310,209	EUR	—	(292)
UBS AG	7/3/2020	6,110,913	EUR	6,863,338	USD	274	—
UBS AG	7/3/2020	5,743,315	USD	5,158,566	EUR	—	(50,646)
UBS AG	8/5/2020	7,092,252	USD	6,310,293	EUR	—	(387)

						$3,026	$(332,835)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,654,316	$—	$—	$33,654,316

Total Investments in Securities	$33,654,316	$—	$—	$33,654,316

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	3,026	—	3,026
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(332,835)	—	(332,835)

Total - Net	$33,654,316	$(329,809)	$—	$33,324,507

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 8.0%
Altium Ltd.	5,855	$130,932
Aristocrat Leisure Ltd.	39,046	685,521
BlueScope Steel Ltd.	26,084	209,939
CSL Ltd.	20,319	4,015,024
Domino’s Pizza Enterprises Ltd.(a)	7,502	354,792
Fortescue Metals Group Ltd.	621,910	5,930,362
IDP Education Ltd.(a)	12,086	128,896
Magellan Financial Group Ltd.	26,274	1,049,380
NIB Holdings Ltd.	60,392	191,683
Northern Star Resources Ltd.	31,830	292,784

Total Australia		12,989,313

Brazil - 0.9%
BB Seguridade Participacoes S.A.	75,589	375,412
IRB Brasil Resseguros S.A.	19,415	38,895
Itausa S.A.	159,620	318,612
Localiza Rent a Car S.A.	12,600	93,878
Lojas Renner S.A.	16,167	123,075
Magazine Luiza S.A.	6,424	83,828
Natura & Co. Holding S.A.	9,683	70,364
Odontoprev S.A.	14,914	38,651
Qualicorp Consultoria e Corretora de Seguros S.A.	20,323	107,337
Raia Drogasil S.A.	3,864	77,846
YDUQS Participacoes S.A.	26,474	162,244

Total Brazil		1,490,142

Canada - 5.2%
Alimentation Couche-Tard, Inc. Class B	21,737	679,401
Canadian National Railway Co.	54,108	4,771,595
Canadian Pacific Railway Ltd.	6,319	1,602,112
CI Financial Corp.(a)	38,692	490,610
Constellation Software, Inc.	358	402,918
Kirkland Lake Gold Ltd.	1,880	77,160
Methanex Corp.(a)	13,240	238,165
Toromont Industries Ltd.(a)	3,787	187,320
West Fraser Timber Co., Ltd.(a)	1,581	55,393

Total Canada		8,504,674

China - 8.1%
Anhui Conch Cement Co., Ltd. Class H	108,500	730,758
ANTA Sports Products Ltd.	27,000	238,283
Ausnutria Dairy Corp., Ltd.*(a)	24,000	53,695
Brilliance China Automotive Holdings Ltd.	58,000	51,935
China Education Group Holdings Ltd.	21,000	33,761
China Gas Holdings Ltd.	66,600	205,374
China Medical System Holdings Ltd.	121,000	142,537
China Overseas Land & Investment Ltd.	1,659,500	5,021,034
CIFI Holdings Group Co., Ltd.	582,000	453,558
CSPC Pharmaceutical Group Ltd.	350,480	662,030
Geely Automobile Holdings Ltd.	286,000	450,193
Greentown Service Group Co., Ltd.	12,000	14,136
Haitian International Holdings Ltd.	34,000	69,049
Health & Happiness H&H International Holdings Ltd.	13,500	61,051
Li Ning Co., Ltd.	10,000	31,740
Logan Group Co., Ltd.	160,000	283,235
Midea Real Estate Holding Ltd.(b)	36,400	89,046
Minth Group Ltd.	38,000	108,110
Shenzhou International Group Holdings Ltd.	26,200	315,734
Sino Biopharmaceutical Ltd.(a)	105,250	198,266
SITC International Holdings Co., Ltd.	153,000	163,256
SSY Group Ltd.	64,000	43,683
Sunac China Holdings Ltd.	149,000	623,841
Sunny Optical Technology Group Co., Ltd.	13,000	207,988
Tencent Holdings Ltd.	40,600	2,611,869
Xinyi Solar Holdings Ltd.	303,787	287,699
Zhongsheng Group Holdings Ltd.	14,300	79,153

Total China		13,231,014

Denmark - 12.3%
Ambu A/S Class B(a)	3,374	105,959
Chr Hansen Holding A/S	12,710	1,310,082
Coloplast A/S Class B	16,427	2,544,768
DSV Panalpina A/S	3,410	416,130
GN Store Nord A/S	3,107	165,465
Novo Nordisk A/S Class B	182,363	11,800,371
Orsted A/S(b)	26,680	3,077,310
Royal Unibrew A/S*	4,513	375,270
SimCorp A/S	2,204	237,473

Total Denmark		20,032,828

Finland - 2.0%
Neste Oyj	81,436	3,183,891

France - 2.1%
Gaztransport Et Technigaz S.A.	6,055	461,766
Hermes International	2,891	2,415,138
Sartorius Stedim Biotech	1,950	492,782

Total France		3,369,686

Germany - 0.4%
Dermapharm Holding SE	2,752	136,881
Fuchs Petrolub SE	6,926	233,368
Nemetschek SE	3,268	224,632

Total Germany		594,881

Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd.	154,000	154,786
Vitasoy International Holdings Ltd.(a)	60,000	229,535

Total Hong Kong		384,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2020

Investments	Shares	Value
India - 4.0%
Adani Ports & Special Economic Zone Ltd.	2,649	$12,066
AIA Engineering Ltd.	822	17,495
Alkem Laboratories Ltd.	835	26,191
Ashok Leyland Ltd.	143,614	89,303
Asian Paints Ltd.	3,892	86,983
Balkrishna Industries Ltd.	4,604	76,898
Bandhan Bank Ltd.(b)	6,831	28,888
Britannia Industries Ltd.	674	32,170
Coal India Ltd.	235,743	414,793
Colgate-Palmolive India Ltd.	3,712	69,158
Crompton Greaves Consumer Electricals Ltd.	7,297	23,064
Cummins India Ltd.	8,948	46,498
Dabur India Ltd.	8,777	54,165
Divi’s Laboratories Ltd.	1,380	41,652
Emami Ltd.	2,547	7,448
Endurance Technologies Ltd.(b)	233	2,687
GlaxoSmithKline Pharmaceuticals Ltd.	1,230	24,136
Havells India Ltd.	4,183	32,105
HCL Technologies Ltd.	16,286	120,111
Hero MotoCorp., Ltd.	6,602	222,704
Hindustan Petroleum Corp., Ltd.	71,103	204,117
Hindustan Unilever Ltd.	17,484	504,811
Infosys Ltd.	188,626	1,838,575
InterGlobe Aviation Ltd.(b)	2,780	36,409
ITC Ltd.	154,223	397,590
JSW Steel Ltd.	50,476	126,585
Jubilant Foodworks Ltd.	801	18,324
Kansai Nerolac Paints Ltd.	2,049	12,114
L&T Technology Services Ltd.(b)	849	14,427
Larsen & Toubro Infotech Ltd.(b)	1,529	39,649
Marico Ltd.	9,715	45,279
Maruti Suzuki India Ltd.	3,410	263,677
Nestle India Ltd.	411	93,488
Nippon Life India Asset Management Ltd.(b)	4,955	20,629
Page Industries Ltd.	123	32,442
Petronet LNG Ltd.	48,611	166,138
Pidilite Industries Ltd.	4,672	84,902
Sun TV Network Ltd.	7,297	38,981
Tata Consultancy Services Ltd.	32,234	888,910
Tata Steel Ltd.	35,519	153,688
Titan Co., Ltd.	3,557	44,748
United Breweries Ltd.	828	11,380
UPL Ltd.	16,587	93,410
Whirlpool of India Ltd.	1,085	29,815

Total India		6,588,603

Indonesia - 0.9%
Ace Hardware Indonesia Tbk PT	290,500	30,707
Gudang Garam Tbk PT	55,100	181,963
Hanjaya Mandala Sampoerna Tbk PT	1,135,700	130,783
Indofood CBP Sukses Makmur Tbk PT	51,100	33,447
Mayora Indah Tbk PT	186,900	29,569
Telekomunikasi Indonesia Persero Tbk PT	4,292,400	916,473
Unilever Indonesia Tbk PT	329,400	182,167

Total Indonesia		1,505,109

Italy - 1.2%
Azimut Holding SpA	41,602	710,692
Ferrari N.V.	5,884	1,003,518
Interpump Group SpA	3,980	118,190
Reply SpA	955	77,067

Total Italy		1,909,467

Japan - 14.7%
Advantest Corp.	12,700	720,434
Asahi Intecc Co., Ltd.	5,300	150,572
Benefit One, Inc.(a)	7,900	158,535
Capcom Co., Ltd.	6,900	250,712
Chugai Pharmaceutical Co., Ltd.	88,200	4,713,102
Disco Corp.(a)	2,100	507,846
GMO Payment Gateway, Inc.	2,000	208,370
Goldwin, Inc.	700	45,678
Harmonic Drive Systems, Inc.	3,200	175,298
Haseko Corp.	88,300	1,111,474
Hoya Corp.	15,800	1,502,600
Kakaku.com, Inc.	15,400	389,550
Kaken Pharmaceutical Co., Ltd.	6,800	347,296
Kobe Bussan Co., Ltd.(a)	3,000	169,069
Koito Manufacturing Co., Ltd.	12,600	506,873
Kose Corp.	2,500	300,320
Kotobuki Spirits Co., Ltd.	400	16,369
Kusuri no Aoki Holdings Co., Ltd.	200	15,683
Lasertec Corp.	2,100	197,766
M3, Inc.	7,500	318,742
MonotaRO Co., Ltd.(a)	5,300	212,226
Nihon M&A Center, Inc.	4,900	221,189
Nippon Shinyaku Co., Ltd.	3,000	243,871
Open House Co., Ltd.(a)	10,100	345,451
Oracle Corp.	8,200	966,807
Pigeon Corp.(a)	7,200	278,296
Relo Group, Inc.	5,700	107,148
Shin-Etsu Chemical Co., Ltd.	31,800	3,712,481
Shionogi & Co., Ltd.	22,800	1,426,519
TechnoPro Holdings, Inc.	2,800	159,615
Tokyo Electron Ltd.	17,200	4,215,303
ZOZO, Inc.(a)	10,452	232,127

Total Japan		23,927,322

Malaysia - 0.1%
Westports Holdings Bhd	103,300	91,608

Mexico - 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	20,331	94,013
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	13,255	147,224
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	113,805	176,714

Total Mexico		417,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2020

Investments	Shares	Value
Netherlands - 4.1%
ASM International N.V.	2,396	$370,156
ASML Holding N.V.	15,440	5,668,916
Euronext N.V.(b)	6,358	637,333

Total Netherlands		6,676,405

New Zealand - 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	42,496	973,902
Mainfreight Ltd.	5,693	144,396

Total New Zealand		1,118,298

Norway - 2.5%
Telenor ASA	278,194	4,040,114

Philippines - 0.0%
San Miguel Food and Beverage, Inc.	33,840	47,169

Russia - 2.8%
Magnitogorsk Iron & Steel Works PJSC GDR(c)	40,610	273,711
Novatek PJSC GDR(a)(c)	5,435	772,857
PhosAgro PJSC GDR(c)	22,196	273,899
Tatneft PJSC ADR(a)	70,696	3,302,917

Total Russia		4,623,384

Singapore - 0.7%
Singapore Technologies Engineering Ltd.	459,500	1,086,950

South Africa - 0.6%
Clicks Group Ltd.	12,159	147,210
Mr. Price Group Ltd.	28,580	235,220
Naspers Ltd. Class N	3,117	567,448

Total South Africa		949,878

South Korea - 0.4%
LG Household & Health Care Ltd.	157	175,685
NCSoft Corp.	593	439,259
POSCO Chemical Co., Ltd.	913	57,003

Total South Korea		671,947

Spain - 0.2%
Prosegur Cash S.A.(a)(b)	380,783	319,902

Sweden - 2.2%
Atlas Copco AB Class B	40,406	1,494,519
Beijer Ref AB(a)	6,811	205,719
Epiroc AB Class A(a)	34,557	430,634
Epiroc AB Class B	15,789	193,112
Evolution Gaming Group AB(b)	12,815	764,225
Hexpol AB*	37,335	276,507
Lifco AB Class B	4,303	272,498

Total Sweden		3,637,214

Switzerland - 6.3%
Logitech International S.A., Registered Shares	13,762	898,441
Partners Group Holding AG	3,086	2,798,911
Roche Holding AG, Bearer Shares	10,768	3,693,314
Schindler Holding AG, Participation Certificate	3,193	751,453
Sika AG, Registered Shares	7,745	1,490,476
Straumann Holding AG, Registered Shares	485	416,643
Temenos AG, Registered Shares	1,352	209,959

Total Switzerland		10,259,197

Taiwan - 3.2%
Accton Technology Corp.	22,000	170,008
Advantech Co., Ltd.	23,000	230,355
Catcher Technology Co., Ltd.	80,000	601,942
Delta Electronics, Inc.	164,000	931,044
Eclat Textile Co., Ltd.	9,283	107,604
Feng TAY Enterprise Co., Ltd.	29,684	167,513
Largan Precision Co., Ltd.	3,000	415,360
Micro-Star International Co., Ltd.	75,000	273,263
Nanya Technology Corp.	250,000	516,870
Nien Made Enterprise Co., Ltd.	17,000	165,653
Novatek Microelectronics Corp.	57,000	440,475
President Chain Store Corp.	44,000	442,170
Walsin Technology Corp.	68,000	412,547
Wiwynn Corp.	5,000	135,912
Yulon Nissan Motor Co., Ltd.	21,000	191,818

Total Taiwan		5,202,534

Thailand - 0.9%
Airports of Thailand PCL NVDR	107,200	209,839
Bangkok Dusit Medical Services PCL NVDR	67,400	49,066
Bangkok Expressway & Metro PCL NVDR	251,700	77,365
Carabao Group PCL NVDR	33,900	114,069
Central Pattana PCL NVDR	15,150	23,896
CP ALL PCL*	90,256	197,843
CP ALL PCL NVDR*	33,900	74,310
Energy Absolute PCL NVDR	54,700	69,465
Intouch Holdings PCL NVDR	109,900	200,012
Krungthai Card PCL NVDR	67,400	65,421
Muangthai Capital PCL NVDR*	47,300	79,579
Osotspa PCL NVDR	75,000	92,211
TOA Paint Thailand PCL NVDR	67,000	79,123
VGI PCL NVDR	282,100	68,454

Total Thailand		1,400,653

Turkey - 0.5%
Aselsan Elektronik Sanayi ve Ticaret AS	13,663	64,740
BIM Birlesik Magazalar AS	23,736	235,464
Eregli Demir ve Celik Fabrikalari T.A.S.	384,063	480,726
Ford Otomotiv Sanayi AS	11,422	118,140

Total Turkey		899,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2020

Investments	Shares	Value
United Kingdom - 14.2%
Abcam PLC	8,825	$145,353
AJ Bell PLC	6,340	30,277
Ashmore Group PLC(a)	111,118	572,805
Ashtead Group PLC	35,812	1,203,139
British American Tobacco PLC	288,908	11,082,286
Croda International PLC	9,532	619,038
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	33,402	284,361
Electrocomponents PLC	37,170	308,172
Evraz PLC	775,624	2,763,914
Halma PLC	15,378	437,595
Hargreaves Lansdown PLC	42,185	848,836
Moneysupermarket.com Group PLC	63,156	252,523
RELX PLC	190,461	4,400,741
Victrex PLC	10,344	249,870

Total United Kingdom		23,198,910

TOTAL COMMON STOCKS (Cost: $150,832,680)		162,352,435

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $1,394,515)	1,394,515	1,394,515

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $152,227,195)		163,746,950
Other Assets less Liabilities - (0.5)%		(840,650)

NET ASSETS - 100.0%		$162,906,300

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,181,191 and the total market value of the collateral held by the Fund was $3,382,382. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,987,867.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$125,227	$258,260	$392,947	$(29,057)	$38,517	$—	$3,564
WisdomTree International Equity Fund^	190,736	380,888	585,583	(38,475)	52,434	—	4,549

Total	$315,963	$639,148	$978,530	$(67,532)	$90,951	$—	$8,113

^	As of June 30, 2020, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$162,352,435	$—	$—	$162,352,435
Investment of Cash Collateral for Securities Loaned	—	1,394,515	—	1,394,515

Total Investments in Securities	$162,352,435	$1,394,515	$—	$163,746,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 8.9%
Abacus Property Group	68,545	$126,478
Charter Hall Group	38,477	256,702
Charter Hall Long Wale REIT	38,931	114,721
Charter Hall Retail REIT	65,967	152,151
Cromwell Property Group(a)	322,453	199,808
Dexus	111,200	704,363
Goodman Group	94,853	969,798
GPT Group (The)	191,872	550,873
Growthpoint Properties Australia Ltd.	95,353	210,082
LendLease Group	35,112	299,040
Mirvac Group	354,945	530,304
Scentre Group	742,323	1,109,064
Shopping Centres Australasia Property Group	127,766	191,768
Stockland	373,138	850,357
Vicinity Centres	594,849	585,661
Waypoint REIT(a)	88,781	158,927

Total Australia		7,010,097

Austria - 0.6%
CA Immobilien Anlagen AG	6,486	215,993
IMMOFINANZ AG*(a)	8,669	147,996
S IMMO AG	5,462	97,909

Total Austria		461,898

Belgium - 1.2%
Aedifica S.A.	2,149	234,848
Befimmo S.A.(a)	3,656	163,634
Cofinimmo S.A.	1,238	170,192
Warehouses De Pauw CVA	12,715	347,025

Total Belgium		915,699

Brazil - 0.4%
BR Malls Participacoes S.A.	170,100	312,269
Multiplan Empreendimentos Imobiliarios S.A.	12,379	46,217

Total Brazil		358,486

Canada - 5.0%
Allied Properties Real Estate Investment Trust	8,555	257,278
Altus Group Ltd.(a)	1,356	40,610
Artis Real Estate Investment Trust	15,356	85,123
Boardwalk Real Estate Investment Trust	2,295	50,062
Canadian Apartment Properties REIT	9,181	327,537
Choice Properties Real Estate Investment Trust	38,770	362,650
Cominar Real Estate Investment Trust	24,972	149,979
Crombie Real Estate Investment Trust	12,666	119,034
CT Real Estate Investment Trust	12,857	128,192
Dream Industrial Real Estate Investment Trust	13,140	103,036
Dream Office Real Estate Investment Trust	4,715	71,037
First Capital Real Estate Investment Trust	23,192	236,347
Granite Real Estate Investment Trust	5,682	292,277
H&R Real Estate Investment Trust	41,667	298,583
Killam Apartment Real Estate Investment Trust	7,552	97,145
Northview Apartment Real Estate Investment Trust	8,511	217,337
NorthWest Healthcare Properties Real Estate Investment Trust	21,618	171,420
RioCan Real Estate Investment Trust	41,772	471,085
SmartCentres Real Estate Investment Trust	19,751	303,226
Summit Industrial Income REIT	9,331	78,443
Tricon Capital Group, Inc.(a)	11,645	78,232

Total Canada		3,938,633

Chile - 0.1%
Parque Arauco S.A.	39,994	72,619

China - 17.5%
Agile Group Holdings Ltd.	412,000	484,803
China Aoyuan Group Ltd.	147,000	177,717
China Jinmao Holdings Group Ltd.	1,307,000	919,063
China Overseas Grand Oceans Group Ltd.	409,000	230,610
China Overseas Land & Investment Ltd.	1,012,549	3,063,599
China Resources Land Ltd.	238,000	901,277
China SCE Group Holdings Ltd.	354,000	153,467
China Vanke Co., Ltd. Class H	170,400	538,653
CIFI Holdings Group Co., Ltd.	613,900	478,418
Country Garden Holdings Co., Ltd.	1,046,000	1,284,818
E-House China Enterprise Holdings Ltd.	43,800	51,088
Greentown China Holdings Ltd.(a)	127,000	126,829
Guangzhou R&F Properties Co., Ltd. Class H	300,000	349,141
Hopson Development Holdings Ltd.	88,000	91,515
Kaisa Group Holdings Ltd.	202,000	76,104
KWG Group Holdings Ltd.*	280,000	470,373
Logan Group Co., Ltd.	182,000	322,180
Longfor Group Holdings Ltd.(b)	125,500	596,698
Midea Real Estate Holding Ltd.(b)	41,200	100,788
Poly Property Group Co., Ltd.	434,000	130,472
Powerlong Real Estate Holdings Ltd.	208,000	116,473
Ronshine China Holdings Ltd.	60,000	52,797
Seazen Group Ltd.*	202,000	175,404
Shenzhen Investment Ltd.	1,272,000	402,093
Shimao Group Holdings Ltd.	130,500	552,278
Shui On Land Ltd.	733,000	122,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2020

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	1,266,700	$303,990
Sunac China Holdings Ltd.	159,271	666,844
Times China Holdings Ltd.	119,000	219,868
Yuexiu Property Co., Ltd.	1,949,000	347,028
Yuzhou Properties Co., Ltd.	456,000	197,098
Zhenro Properties Group Ltd.(a)	137,700	86,168

Total China		13,790,602

Finland - 0.5%
Citycon Oyj(a)	23,448	163,018
Kojamo Oyj	11,370	240,080

Total Finland		403,098

France - 6.9%
Covivio	10,137	734,357
Cromwell European Real Estate Investment Trust(a)	365,200	172,273
Gecina S.A.	6,794	839,375
ICADE	9,835	684,863
Klepierre S.A.(a)	51,906	1,033,919
Mercialys S.A.	20,114	168,303
Nexity S.A.	7,753	250,784
Unibail-Rodamco-Westfield(a)	27,585	1,554,062

Total France		5,437,936

Germany - 6.0%
alstria office REIT-AG	14,917	222,158
Deutsche Wohnen SE, Bearer Shares	22,375	1,003,963
LEG Immobilien AG	5,200	659,963
PATRIZIA AG	3,709	89,772
TAG Immobilien AG	12,243	291,790
Vonovia SE	39,813	2,440,598

Total Germany		4,708,244

Hong Kong - 19.5%
Champion REIT	766,000	398,297
Hang Lung Group Ltd.	140,649	327,013
Hang Lung Properties Ltd.	471,283	1,116,420
Henderson Land Development Co., Ltd.	544,915	2,067,041
Hui Xian REIT	816,634	248,419
Hysan Development Co., Ltd.	129,115	413,977
Kowloon Development Co., Ltd.	72,000	78,127
Link REIT	173,615	1,419,080
New World Development Co., Ltd.	298,013	1,414,999
Sino Land Co., Ltd.	749,735	943,160
Sun Hung Kai Properties Ltd.	304,810	3,891,509
Sunlight Real Estate Investment Trust	236,000	117,232
Swire Pacific Ltd. Class A	106,778	566,235
Swire Pacific Ltd. Class B	217,500	207,385
Swire Properties Ltd.	523,341	1,328,871
Wharf Holdings Ltd. (The)(a)	280,872	571,134
Yuexiu Real Estate Investment Trust	494,900	225,406

Total Hong Kong		15,334,305

India - 0.1%
DLF Ltd.	31,858	62,468

Israel - 1.0%
Alony Hetz Properties & Investments Ltd.	13,803	136,916
Amot Investments Ltd.	47,093	213,493
Azrieli Group Ltd.	5,278	238,970
Gazit-Globe Ltd.	22,179	104,520
Melisron Ltd.	2,875	107,575

Total Israel		801,474

Japan - 7.9%
Aeon Mall Co., Ltd.(a)	12,330	163,432
Daibiru Corp.	5,000	45,651
Daito Trust Construction Co., Ltd.	8,700	799,076
Daiwa House Industry Co., Ltd.	56,500	1,331,260
Hulic Co., Ltd.(a)	41,900	393,037
Ichigo, Inc.(a)	19,200	48,051
Invesco Office J-REIT, Inc.	922	119,304
Invincible Investment Corp.(a)	699	180,055
Japan Hotel REIT Investment Corp.(a)	444	183,139
Katitas Co., Ltd.(a)	3,000	69,379
Kenedix, Inc.(a)	13,700	67,430
Mitsubishi Estate Co., Ltd.	54,989	816,795
Mitsui Fudosan Co., Ltd.	43,308	766,526
Nomura Real Estate Holdings, Inc.(a)	15,565	288,548
Open House Co., Ltd.	6,700	229,161
Relo Group, Inc.	4,200	78,951
Sumitomo Realty & Development Co., Ltd.	9,579	263,082
Tokyo Tatemono Co., Ltd.(a)	13,000	148,936
Tokyu Fudosan Holdings Corp.	42,368	197,928

Total Japan		6,189,741

Malaysia - 0.5%
IGB Real Estate Investment Trust	222,200	92,821
KLCCP Stapled Group	55,100	102,356
Sunway Bhd	167,153	53,442
Sunway Real Estate Investment Trust	203,996	77,123
Wing Tai Holdings Ltd.	86,700	111,246

Total Malaysia		436,988

Mexico - 1.1%
Concentradora Fibra Danhos S.A. de C.V.	188,797	178,445
Fibra Uno Administracion S.A. de C.V.	530,757	419,194
PLA Administradora Industrial S de RL de C.V.	160,294	185,566
Prologis Property Mexico S.A. de C.V.	54,245	96,508

Total Mexico		879,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2020

Investments	Shares	Value
Netherlands - 0.2%
Eurocommercial Properties N.V. CVA(a)	10,137	$129,793

New Zealand - 0.4%
Goodman Property Trust	124,456	162,641
Precinct Properties New Zealand Ltd.	116,361	117,604

Total New Zealand		280,245

Norway - 0.3%
Entra ASA(b)	15,861	201,900

Philippines - 0.5%
Altus Property Ventures, Inc.*	2,084	1,740
Ayala Land, Inc.	170,500	115,663
Megaworld Corp.	610,400	37,365
Robinsons Land Corp.	101,447	35,591
SM Prime Holdings, Inc.	277,775	177,564

Total Philippines		367,923

Singapore - 10.7%
Ascendas India Trust	119,500	114,784
Ascendas Real Estate Investment Trust	418,953	951,995
Ascott Residence Trust(a)	277,388	198,837
CapitaLand Commercial Trust	419,875	508,648
CapitaLand Ltd.*	347,689	727,753
CapitaLand Mall Trust	400,286	562,389
CapitaLand Retail China Trust	176,895	159,770
CDL Hospitality Trusts	154,400	112,891
City Developments Ltd.	46,103	278,261
ESR-REIT(a)	568,500	160,967
Frasers Centrepoint Trust(a)	106,518	176,378
Frasers Logistics & Commercial Trust	502,200	428,385
Frasers Property Ltd.	80,500	72,707
GuocoLand Ltd.	54,400	56,933
Keppel DC REIT	150,904	274,754
Keppel REIT(a)	370,100	291,825
Manulife US Real Estate Investment Trust	262,472	198,166
Mapletree Commercial Trust	301,920	417,695
Mapletree Industrial Trust	227,318	467,655
Mapletree Logistics Trust(a)	430,575	598,771
Mapletree North Asia Commercial Trust	460,400	305,272
OUE Commercial Real Estate Investment Trust	387,700	105,606
Parkway Life Real Estate Investment Trust	68,100	163,044
SPH REIT	290,900	182,458
Starhill Global REIT	347,684	127,106
Suntec Real Estate Investment Trust	341,228	344,885
UOL Group Ltd.	50,000	243,361
Yanlord Land Group Ltd.	275,500	231,056

Total Singapore		8,462,352

South Africa - 1.1%
Growthpoint Properties Ltd.	688,116	528,711
Hyprop Investments Ltd.	83,333	107,385
Resilient REIT Ltd.	52,235	130,234
Vukile Property Fund Ltd.	224,198	99,228

Total South Africa		865,558

Spain - 0.7%
Inmobiliaria Colonial Socimi S.A.	21,871	192,585
Merlin Properties Socimi S.A.	36,354	301,333
Metrovacesa S.A.*(a)(b)	13,978	95,923

Total Spain		589,841

Sweden - 1.8%
Atrium Ljungberg AB Class B	6,865	96,675
Castellum AB	20,081	375,145
Catena AB	1,568	61,766
Dios Fastigheter AB	10,260	68,608
Fabege AB	14,489	169,358
Hufvudstaden AB Class A	10,759	133,728
Klovern AB Class B	52,980	83,764
Sagax AB Class B	7,573	102,419
Samhallsbyggnadsbolaget i Norden AB(a)	57,930	147,986
Wihlborgs Fastigheter AB	9,853	161,279

Total Sweden		1,400,728

Switzerland - 1.7%
Allreal Holding AG, Registered Shares	1,441	285,295
PSP Swiss Property AG, Registered Shares	3,243	365,182
Swiss Prime Site AG, Registered Shares	7,374	681,719

Total Switzerland		1,332,196

Taiwan - 0.4%
Highwealth Construction Corp.	232,110	342,605

Thailand - 1.0%
Central Pattana PCL NVDR	59,474	93,807
CPN Retail Growth Leasehold REIT(a)	179,300	150,831
Frasers Property Thailand Industrial REIT	126,200	60,839
Land & Houses PCL NVDR	609,411	149,851
Pruksa Holding PCL NVDR	219,100	81,522
Supalai PCL NVDR	157,700	85,719
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	153,000	93,065
WHA Corp. PCL NVDR(a)	570,000	61,228

Total Thailand		776,862

United Kingdom - 3.2%
Assura PLC	209,651	203,350
Big Yellow Group PLC	11,932	148,022
Capital & Counties Properties PLC	10,627	19,184
CLS Holdings PLC	29,167	66,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2020

Investments	Shares	Value
Derwent London PLC	4,738	$162,515
Grainger PLC	31,977	113,001
Great Portland Estates PLC	11,688	91,271
Londonmetric Property PLC	63,773	165,948
Primary Health Properties PLC	71,464	138,279
Safestore Holdings PLC	12,523	112,337
Secure Income REIT PLC	32,047	106,913
Segro PLC	64,202	709,986
Shaftesbury PLC	13,636	88,877
Tritax Big Box REIT PLC	172,139	308,408
Workspace Group PLC	13,853	111,858

Total United Kingdom		2,546,621

TOTAL COMMON STOCKS (Cost: $92,115,645)		78,098,625

RIGHTS - 0.0%

Hong Kong - 0.0%
Greentown China Holdings Ltd., expiring 7/2/20*†	2,160	0

Thailand - 0.0%
CPN Real Estate Investment Trust*	40,343	0

TOTAL RIGHTS (Cost: $0)		0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $4,255,627)	4,255,627	4,255,627

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $96,371,272)		82,354,252
Other Assets less Liabilities - (4.6)%		(3,634,459)

NET ASSETS - 100.0%		$78,719,793

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,614,949 and the total market value of the collateral held by the Fund was $7,015,023. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,759,396.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$78,098,625	$—	$—		$78,098,625
Rights
Hong Kong	—	—	0	*	0
Thailand	—	0	—		0
Investment of Cash Collateral for Securities Loaned	—	4,255,627	—		4,255,627

Total Investments in Securities	$78,098,625	$4,255,627	$0		$82,354,252

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 3.4%
AGL Energy Ltd.	4,369	$51,287
Atlas Arteria Ltd.(a)	3,673	16,741
AusNet Services(a)	28,668	32,962
Australia & New Zealand Banking Group Ltd.	11,449	146,932
Bendigo & Adelaide Bank Ltd.(a)	2,703	13,046
BHP Group Ltd.	16,669	411,092
BHP Group PLC	12,527	256,074
Challenger Ltd.(a)	2,783	8,450
Coca-Cola Amatil Ltd.	4,674	27,868
Commonwealth Bank of Australia	6,893	329,455
Crown Resorts Ltd.(a)	4,883	32,510
Fortescue Metals Group Ltd.	17,467	166,560
Insurance Australia Group Ltd.(a)	11,304	44,907
Macquarie Group Ltd.	1,417	115,707
Medibank Pvt Ltd.	6,759	13,914
National Australia Bank Ltd.	14,562	182,673
Nine Entertainment Co. Holdings Ltd.(a)	15,234	14,474
Orora Ltd.	6,624	11,584
Qantas Airways Ltd.	5,865	15,264
QBE Insurance Group Ltd.	4,194	25,584
Rio Tinto Ltd.	2,089	140,894
Spark Infrastructure Group	21,104	31,385
Star Entertainment Group Ltd. (The)	6,510	12,729
Suncorp Group Ltd.(a)	6,517	41,415
Tabcorp Holdings Ltd.	14,434	33,590
Telstra Corp., Ltd.	39,300	84,692
Transurban Group	10,586	102,986
Wesfarmers Ltd.	5,282	163,031
Westpac Banking Corp.	16,030	198,108
Woodside Petroleum Ltd.	5,440	81,089

Total Australia		2,807,003

Austria - 0.2%
Andritz AG	418	15,211
BAWAG Group AG(b)	643	22,200
Erste Group Bank AG	1,697	39,931
Oesterreichische Post AG(a)	509	16,836
Raiffeisen Bank International AG	1,240	22,088
UNIQA Insurance Group AG	1,997	13,435
Vienna Insurance Group AG Wiener Versicherung Gruppe	285	6,370

Total Austria		136,071

Belgium - 0.1%
Ageas S.A. / N.V.	1,181	41,836
Proximus SADP	1,872	38,140
Solvay S.A.	471	37,697

Total Belgium		117,673

Brazil - 0.3%
Banco do Brasil S.A.	7,612	44,570
Banco Santander Brasil S.A.	3,655	18,652
BR Malls Participacoes S.A.	10,368	19,033
Cia Siderurgica Nacional S.A.	550	1,070
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,756	11,469
Itau Unibanco Holding S.A.	6,625	28,957
Itausa S.A.	12,682	25,314
Klabin S.A.	10,806	40,010
Petrobras Distribuidora S.A.	6,394	25,095
Porto Seguro S.A.	772	7,089
Transmissora Alianca de Energia Eletrica S.A.	5,734	29,345
YDUQS Participacoes S.A.	1,984	12,159

Total Brazil		262,763

Canada - 3.1%
AltaGas Ltd.(a)	1,887	21,682
Bank of Montreal	2,141	113,589
Bank of Nova Scotia (The)(a)	3,888	160,373
BCE, Inc.	4,310	179,172
Canadian Imperial Bank of Commerce	1,506	100,334
Canadian Natural Resources Ltd.	4,852	83,895
Canadian Utilities Ltd. Class A	1,432	35,537
Capital Power Corp.(a)	660	13,558
Chartwell Retirement Residences	1,874	12,892
Emera, Inc.(a)	1,843	72,286
Enbridge, Inc.	12,725	385,674
Gibson Energy, Inc.(a)	992	15,390
Great-West Lifeco, Inc.(a)	3,299	57,648
Husky Energy, Inc.(a)	7,386	24,186
Hydro One Ltd.(a)(b)	2,795	52,391
IGM Financial, Inc.(a)	1,464	35,461
Inter Pipeline Ltd.(a)	3,015	27,981
Manulife Financial Corp.	5,172	70,137
Methanex Corp.	552	9,929
National Bank of Canada(a)	1,260	56,913
Northland Power, Inc.(a)	772	19,260
Pembina Pipeline Corp.(a)	2,656	66,185
Power Corp. of Canada(a)	5,605	98,273
Royal Bank of Canada	3,969	268,417
Suncor Energy, Inc.	6,174	103,761
TC Energy Corp.(a)	3,971	169,103
TELUS Corp.	5,616	93,889
Toronto-Dominion Bank (The)	5,065	225,322
TransAlta Renewables, Inc.(a)	1,432	15,340

Total Canada		2,588,578

Chile - 0.1%
Cia Cervecerias Unidas S.A.	2,539	18,302
Colbun S.A.	170,931	27,287

Total Chile		45,589

China - 4.3%
Agile Group Holdings Ltd.	16,000	18,827
Agricultural Bank of China Ltd. Class H	220,074	88,592
Anhui Conch Cement Co., Ltd. Class H	6,000	40,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
Bank of China Ltd. Class H	522,366	$193,433
Bank of Communications Co., Ltd. Class H	170,125	104,923
Beijing Enterprises Water Group Ltd.*	32,000	12,469
BOC Hong Kong Holdings Ltd.	43,500	138,350
CGN Power Co., Ltd. Class H(b)	70,000	14,451
China CITIC Bank Corp., Ltd. Class H	59,000	25,730
China Communications Construction Co., Ltd. Class H	45,000	25,373
China Construction Bank Corp. Class H	612,536	495,533
China Everbright International Ltd.	34,000	17,942
China Jinmao Holdings Group Ltd.	50,000	35,159
China Minsheng Banking Corp., Ltd. Class H	69,500	47,706
China Mobile Ltd.	89,000	600,572
China Petroleum & Chemical Corp. Class H	398,000	165,866
China Power International Development Ltd.	127,000	23,268
China Shenhua Energy Co., Ltd. Class H	36,000	56,296
China Vanke Co., Ltd. Class H	8,200	25,921
CIFI Holdings Group Co., Ltd.	36,000	28,055
CITIC Ltd.	124,000	116,473
CNOOC Ltd.	262,415	291,856
COSCO Shipping Ports Ltd.	20,000	10,735
Country Garden Holdings Co., Ltd.	50,000	61,416
Far East Horizon Ltd.	16,000	13,584
Fosun International Ltd.	48,000	61,065
Great Wall Motor Co., Ltd. Class H(a)	37,000	23,106
Guangzhou Automobile Group Co., Ltd. Class H	30,000	21,637
Hengan International Group Co., Ltd.	5,500	43,075
Industrial & Commercial Bank of China Ltd. Class H	424,000	257,120
Kingboard Holdings Ltd.	16,000	41,494
KWG Group Holdings Ltd.*	26,000	43,677
Lee & Man Paper Manufacturing Ltd.	39,000	20,933
Longfor Group Holdings Ltd.(b)	8,000	38,036
Midea Real Estate Holding Ltd.(b)	3,600	8,807
Nine Dragons Paper Holdings Ltd.	34,000	30,752
PetroChina Co., Ltd. Class H	168,000	55,708
Postal Savings Bank of China Co., Ltd. Class H(a)(b)	37,000	21,244
Shenzhen Investment Ltd.	52,000	16,438
Shimao Group Holdings Ltd.	14,500	61,364
Sinotruk Hong Kong Ltd.(a)	16,500	42,685
Weichai Power Co., Ltd. Class H	18,000	33,536
Xinyi Glass Holdings Ltd.	16,000	19,612
Yuexiu Property Co., Ltd.	120,000	21,366
Yuzhou Properties Co., Ltd.	50,700	21,914

Total China		3,536,510

Czech Republic - 0.0%
O2 Czech Republic AS*	2,424	22,379

Denmark - 0.2%
Danske Bank A/S*	6,359	84,596
H. Lundbeck A/S	1,367	51,376
Topdanmark A/S	634	26,178

Total Denmark		162,150

Finland - 0.8%
Elisa Oyj	1,059	64,395
Fortum Oyj	5,265	99,966
Kesko Oyj Class B	1,496	25,573
Nokian Renkaat Oyj	496	10,885
Nordea Bank Abp	31,781	219,375
Sampo Oyj Class A	3,145	108,159
Stora Enso Oyj Class R	2,669	31,866
UPM-Kymmene Oyj	2,724	78,689
Wartsila Oyj Abp	2,894	23,916

Total Finland		662,824

France - 1.6%
AXA S.A.(a)	9,410	196,707
Cie Generale des Etablissements Michelin SCA(a)	661	68,554
CNP Assurances*	2,391	27,526
Covivio	409	29,629
Eutelsat Communications S.A.	2,217	20,443
ICADE	567	39,483
Imerys S.A.	775	26,409
Klepierre S.A.(a)	1,917	38,185
Nexity S.A.	339	10,966
Orange S.A.	12,551	150,059
Publicis Groupe S.A.	1,484	48,019
Societe BIC S.A.	12	609
Suez S.A.	2,294	26,886
TOTAL S.A.	14,026	535,219
Valeo S.A.(a)	952	24,977
Veolia Environnement S.A.	2,003	45,038

Total France		1,288,709

Germany - 3.4%
Allianz SE, Registered Shares	1,371	279,881
BASF SE	4,180	234,175
Bayer AG, Registered Shares	4,162	307,539
Bayerische Motoren Werke AG	3,280	209,321
Continental AG	813	79,588
Covestro AG(b)	995	37,829
Daimler AG, Registered Shares	7,370	299,194
Deutsche Post AG, Registered Shares	4,380	160,126
Deutsche Telekom AG, Registered Shares	20,976	352,092
DWS Group GmbH & Co. KGaA(b)	633	22,971
E.ON SE	9,688	108,974
Evonik Industries AG	2,503	63,562
Hochtief AG	331	29,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	544	$141,384
Siemens AG, Registered Shares	3,078	362,161
Siltronic AG	281	28,651
Telefonica Deutschland Holding AG	28,045	82,747
TUI AG	3,763	17,734
Wacker Chemie AG	250	17,139

Total Germany		2,834,419

Hong Kong - 0.8%
Chow Tai Fook Jewellery Group Ltd.	20,800	19,886
CLP Holdings Ltd.	8,000	78,447
Hang Lung Group Ltd.	9,000	20,925
Hang Seng Bank Ltd.	5,900	99,038
Henderson Land Development Co., Ltd.	16,100	61,073
Kingboard Laminates Holdings Ltd.	16,500	16,584
New World Development Co., Ltd.	10,118	48,041
PCCW Ltd.	78,000	44,483
Power Assets Holdings Ltd.	9,000	48,946
Sino Land Co., Ltd.	26,000	32,708
SJM Holdings Ltd.	25,000	27,740
Sun Hung Kai Properties Ltd.	7,500	95,752
Swire Pacific Ltd. Class A	4,000	21,212
Wharf Holdings Ltd. (The)(a)	5,519	11,223

Total Hong Kong		626,058

India - 0.3%
Bharat Petroleum Corp., Ltd.	6,474	32,068
Bharti Infratel Ltd.	10,371	30,425
Hindustan Petroleum Corp., Ltd.	7,395	21,229
Indian Oil Corp., Ltd.	27,460	31,041
Power Grid Corp. of India Ltd.	10,696	24,770
REC Ltd.	9,500	13,601
Vedanta Ltd.	52,280	73,673

Total India		226,807

Indonesia - 0.1%
Hanjaya Mandala Sampoerna Tbk PT	111,300	12,817
Telekomunikasi Indonesia Persero Tbk PT	309,500	66,081
United Tractors Tbk PT	21,100	24,446

Total Indonesia		103,344

Israel - 0.0%
Bank Leumi Le-Israel BM	2,923	14,620
ICL Group Ltd.	6,392	18,949

Total Israel		33,569

Italy - 1.2%
ACEA SpA	1,542	29,598
Assicurazioni Generali SpA	4,036	61,060
Azimut Holding SpA	2,294	39,189
Enel SpA	42,214	364,034
Eni SpA	19,820	188,995
Italgas SpA	1,568	9,105
Mediobanca Banca di Credito Finanziario SpA	2,987	21,438
Poste Italiane SpA(b)	5,898	51,272
Snam SpA	18,066	87,941
Telecom Italia SpA RSP	26,350	10,210
Terna Rete Elettrica Nazionale SpA	11,542	79,310
UnipolSai Assicurazioni SpA(a)	15,419	36,852

Total Italy		979,004

Japan - 4.6%
AEON Financial Service Co., Ltd.	1,100	11,980
Aisin Seiki Co., Ltd.	1,500	43,658
Bridgestone Corp.(a)	2,600	83,602
Canon, Inc.(a)	7,700	152,344
Concordia Financial Group Ltd.	6,800	21,745
Denka Co., Ltd.	500	12,221
DIC Corp.	500	12,518
ENEOS Holdings, Inc.	16,600	58,777
Fukuoka Financial Group, Inc.	900	14,190
Haseko Corp.	1,400	17,622
Honda Motor Co., Ltd.	7,100	181,342
ITOCHU Corp.	5,842	125,710
Japan Post Holdings Co., Ltd.	14,400	102,336
Japan Post Insurance Co., Ltd.	2,900	37,982
Japan Tobacco, Inc.(a)	12,900	239,323
Kansai Electric Power Co., Inc. (The)	3,800	36,808
KDDI Corp.	8,700	260,794
Komatsu Ltd.	4,400	89,868
Konica Minolta, Inc.	3,200	11,034
Lawson, Inc.(a)	400	20,058
Marubeni Corp.	9,469	42,788
Matsui Securities Co., Ltd.	1,600	12,309
Mebuki Financial Group, Inc.	12,300	28,503
Mitsubishi Chemical Holdings Corp.	8,100	47,105
Mitsubishi Corp.	7,500	157,807
Mitsubishi Gas Chemical Co., Inc.	1,600	24,174
Mitsubishi Motors Corp.(a)	7,600	18,738
Mitsubishi UFJ Financial Group, Inc.	43,300	169,211
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	8,509
Mitsui Chemicals, Inc.	1,000	20,828
Mizuho Financial Group, Inc.	89,200	109,304
MS&AD Insurance Group Holdings, Inc.	1,100	30,190
Nikon Corp.	2,600	21,738
Nippon Electric Glass Co., Ltd.(a)	1,100	17,180
NSK Ltd.	3,500	25,921
NTT DOCOMO, Inc.	13,200	352,620
SBI Holdings, Inc.	800	17,263
Seiko Epson Corp.(a)	2,600	29,715
Sekisui House Ltd.	3,000	57,075
Shimizu Corp.	5,800	47,578
Showa Denko K.K.	900	20,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
Softbank Corp.	24,600	$313,528
Sojitz Corp.	13,600	29,624
Subaru Corp.	3,900	81,029
SUMCO Corp.(a)	1,200	18,342
Sumitomo Corp.	6,086	69,641
Sumitomo Mitsui Financial Group, Inc.(a)	5,400	151,762
Sumitomo Rubber Industries Ltd.(a)	1,700	16,735
Takeda Pharmaceutical Co., Ltd.	7,400	263,940
Tosoh Corp.	1,300	17,713
Ube Industries Ltd.	700	12,017
Yamaha Motor Co., Ltd.	1,700	26,599

Total Japan		3,793,553

Malaysia - 0.3%
AMMB Holdings Bhd	22,900	16,620
CIMB Group Holdings Bhd	61,800	51,344
DiGi.Com Bhd	38,500	38,725
Malayan Banking Bhd	38,900	68,177
MISC Bhd	6,000	10,726
Petronas Gas Bhd	5,500	21,666
RHB Bank Bhd	17,900	20,010
YTL Corp. Bhd	73,800	14,295

Total Malaysia		241,563

Mexico - 0.2%
Alfa S.A.B. de C.V. Class A	28,118	15,758
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,201	22,895
Grupo Financiero Banorte S.A.B. de C.V. Class O	13,014	44,899
Grupo Mexico S.A.B. de C.V. Series B	33,646	77,799
Industrias Penoles S.A.B. de C.V.	1,383	14,044

Total Mexico		175,395

Netherlands - 0.3%
ABN AMRO Bank N.V. CVA(b)	5,820	50,111
Koninklijke Ahold Delhaize N.V.	4,983	135,775
Koninklijke KPN N.V.(a)	18,721	49,622
NN Group N.V.	1,461	49,064

Total Netherlands		284,572

New Zealand - 0.2%
Mercury NZ Ltd.	10,433	31,566
Meridian Energy Ltd.	15,407	47,707
Spark New Zealand Ltd.	19,097	56,059
Vector Ltd.	4,377	10,144

Total New Zealand		145,476

Norway - 0.7%
Aker ASA Class A*	287	10,425
Aker BP ASA	2,276	41,358
DNB ASA	5,735	75,559
Equinor ASA	16,055	227,336
Gjensidige Forsikring ASA*	2,265	41,581
Mowi ASA	2,992	56,649
Telenor ASA	7,569	109,922

Total Norway		562,830

Philippines - 0.1%
DMCI Holdings, Inc.	117,800	9,694
Manila Electric Co.	3,470	18,664
PLDT, Inc.	1,010	25,339

Total Philippines		53,697

Portugal - 0.2%
EDP - Energias de Portugal S.A.	19,553	93,334
Galp Energia, SGPS, S.A.	3,181	36,781
NOS, SGPS, S.A.(a)	6,273	27,365

Total Portugal		157,480

Russia - 2.0%
Gazprom Neft PJSC ADR	350	8,015
Gazprom PJSC ADR	67,573	364,624
Lukoil PJSC ADR	3,243	240,825
Magnit PJSC GDR(c)	5,300	68,847
Magnitogorsk Iron & Steel Works PJSC GDR(c)	6,483	43,695
MMC Norilsk Nickel PJSC ADR	10,719	280,731
Mobile TeleSystems PJSC ADR	8,383	77,040
Rosneft Oil Co. PJSC GDR(c)	11,852	59,592
Sberbank of Russia PJSC ADR	22,075	251,213
Tatneft PJSC ADR	5,485	256,259

Total Russia		1,650,841

Singapore - 0.7%
ComfortDelGro Corp., Ltd.	15,400	16,007
DBS Group Holdings Ltd.	8,500	126,734
Genting Singapore Ltd.	55,900	30,453
NetLink NBN Trust	38,900	27,048
Olam International Ltd.	21,000	20,924
Oversea-Chinese Banking Corp., Ltd.	13,454	86,797
SATS Ltd.	5,600	11,481
Singapore Technologies Engineering Ltd.	13,200	31,225
Singapore Telecommunications Ltd.	101,100	178,277
United Overseas Bank Ltd.	4,613	66,894

Total Singapore		595,840

South Africa - 0.4%
Absa Group Ltd.	93	457
African Rainbow Minerals Ltd.	2,229	21,700
FirstRand Ltd.	19,429	42,559
Foschini Group Ltd. (The)	3,458	12,775
Kumba Iron Ore Ltd.(a)	939	25,027
Liberty Holdings Ltd.	1,646	6,260
Mr. Price Group Ltd.	2,515	20,699
MTN Group Ltd.(a)	10,975	33,370
Nedbank Group Ltd.	3,440	20,105
Old Mutual Ltd.	38,665	26,793
Sanlam Ltd.	9,828	33,339
SPAR Group Ltd. (The)	2,225	21,975
Telkom S.A. SOC Ltd.	3,608	6,153
Vodacom Group Ltd.(a)	6,527	46,187

Total South Africa		317,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
South Korea - 0.5%
Hana Financial Group, Inc.	2,341	$52,548
Hyundai Heavy Industries Holdings Co., Ltd.	87	17,793
Industrial Bank of Korea	2,839	19,070
KB Financial Group, Inc.	2,113	59,639
KT&G Corp.	724	47,069
Meritz Securities Co., Ltd.	2,402	6,051
POSCO	576	83,322
Samsung Fire & Marine Insurance Co., Ltd.	215	31,458
SK Innovation Co., Ltd.	403	43,890
SK Telecom Co., Ltd.	272	47,713
Woori Financial Group, Inc.	4,444	32,549

Total South Korea		441,102

Spain - 1.5%
Acciona S.A.(a)	157	15,368
ACS Actividades de Construccion y Servicios S.A.	1,980	49,903
Aena SME S.A.*(b)	633	84,390
Bankia S.A.	26,389	28,109
Bankinter S.A.	5,665	27,009
CaixaBank S.A.	32,462	69,292
Cia de Distribucion Integral Logista Holdings S.A.	1,240	23,119
Endesa S.A.(a)	6,782	167,045
Iberdrola S.A.	27,340	316,895
Mediaset Espana Comunicacion S.A.*	2,515	9,299
Naturgy Energy Group S.A.(a)	5,229	97,286
Prosegur Cash S.A.(a)(b)	14,295	12,010
Red Electrica Corp. S.A.(a)	4,014	74,861
Repsol S.A.	10,362	90,614
Telefonica S.A.(a)	23,509	112,138
Zardoya Otis S.A.	2,868	19,617

Total Spain		1,196,955

Sweden - 0.3%
Intrum AB(a)	872	16,005
Lundin Energy AB(a)	1,501	36,185
Svenska Handelsbanken AB Class A*	9,405	89,279
Telia Co. AB	25,293	94,475

Total Sweden		235,944

Switzerland - 1.3%
ABB Ltd., Registered Shares	8,681	195,415
Adecco Group AG, Registered Shares	507	23,789
Kuehne + Nagel International AG, Registered Shares*	714	118,604
LafargeHolcim Ltd., Registered Shares*	2,010	88,054
Sunrise Communications Group AG*(b)	284	25,192
Swiss Re AG	1,387	106,943
Swisscom AG, Registered Shares	211	110,427
UBS Group AG, Registered Shares	18,627	214,371
Zurich Insurance Group AG	629	221,848

Total Switzerland		1,104,643

Taiwan - 2.5%
Asia Cement Corp.	45,000	66,498
China Steel Corp.	104,000	72,965
Chunghwa Telecom Co., Ltd.	27,000	107,068
Compal Electronics, Inc.	80,000	52,195
CTBC Financial Holding Co., Ltd.	126,480	87,236
Delta Electronics, Inc.	12,000	68,125
Far Eastern New Century Corp.	48,000	45,390
First Financial Holding Co., Ltd.	83,117	63,807
Formosa Chemicals & Fibre Corp.	46,000	118,023
Formosa Plastics Corp.	42,000	124,700
Fubon Financial Holding Co., Ltd.	34,195	50,879
Hon Hai Precision Industry Co., Ltd.	101,000	295,423
Lite-On Technology Corp.	31,000	48,647
Mega Financial Holding Co., Ltd.	88,941	93,148
Micro-Star International Co., Ltd.	5,000	18,218
Nan Ya Plastics Corp.	61,000	133,559
Nanya Technology Corp.	16,000	33,080
Novatek Microelectronics Corp.	6,000	46,366
Pegatron Corp.	27,680	60,042
Pou Chen Corp.	33,000	32,212
Powertech Technology, Inc.	9,000	32,639
Quanta Computer, Inc.	33,210	79,917
SinoPac Financial Holdings Co., Ltd.	94,559	34,773
Taiwan Cement Corp.	57,000	82,589
Taiwan Mobile Co., Ltd.	10,800	40,448
Walsin Technology Corp.	4,000	24,268
Wistron Corp.	31,000	37,615
Yageo Corp.	4,000	51,653
Yuanta Financial Holding Co., Ltd.	83,000	49,089

Total Taiwan		2,050,572

Thailand - 0.3%
Delta Electronics Thailand PCL NVDR	9,000	15,652
Indorama Ventures PCL NVDR	800	718
IRPC PCL NVDR	291,200	24,685
Krung Thai Bank PCL NVDR	33,800	11,264
Land & Houses PCL NVDR	90,900	22,352
PTT Exploration & Production PCL NVDR	8,600	25,529
PTT PCL NVDR	54,800	66,932
Siam Cement PCL (The) NVDR	2,600	30,957
TMB Bank PCL NVDR	321,000	10,905

Total Thailand		208,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
Turkey - 0.1%
Ford Otomotiv Sanayi AS	2,513	$25,992
Iskenderun Demir ve Celik AS	34,500	37,446
Turkcell Iletisim Hizmetleri AS	11,622	27,873

Total Turkey		91,311

United Kingdom - 5.1%
Admiral Group PLC	1,676	47,609
Anglo American PLC	6,314	145,843
BAE Systems PLC	14,538	86,834
Bellway PLC	576	18,120
BP PLC	142,815	542,092
British American Tobacco PLC	17,355	665,724
easyJet PLC(a)	1,986	16,687
Evraz PLC	19,650	70,022
Fiat Chrysler Automobiles N.V.*	7,588	76,225
GlaxoSmithKline PLC	24,890	503,322
Imperial Brands PLC	10,329	196,351
Jupiter Fund Management PLC	5,224	16,537
Legal & General Group PLC	29,769	81,253
National Grid PLC	18,787	229,625
Persimmon PLC*	3,465	97,872
Phoenix Group Holdings PLC	5,234	41,648
Rio Tinto PLC	8,095	454,999
Royal Dutch Shell PLC Class A(a)	27,698	440,459
Schroders PLC	716	26,089
SSE PLC	8,211	138,436
St. James’s Place PLC	2,757	32,458
Standard Life Aberdeen PLC	11,448	37,852
United Utilities Group PLC	3,486	39,205
Vodafone Group PLC	136,767	217,760

Total United Kingdom		4,223,022

United States - 58.0%
3M Co.	5,312	828,619
AbbVie, Inc.	21,460	2,106,943
AES Corp. (The)	5,062	73,348
Altria Group, Inc.	35,453	1,391,530
American Campus Communities, Inc.	1,127	39,400
American Electric Power Co., Inc.	3,763	299,685
American Financial Group, Inc.	573	36,363
Amgen, Inc.	4,450	1,049,577
Antero Midstream Corp.(a)	12,961	66,101
Apache Corp.	4,496	60,696
Apartment Investment & Management Co. Class A	865	32,559
Apollo Global Management, Inc.	1,633	81,519
Archer-Daniels-Midland Co.	4,509	179,909
Ares Management Corp. Class A	681	27,036
Associated Banc-Corp.	1,579	21,601
AT&T, Inc.	98,275	2,970,853
Avangrid, Inc.	3,328	139,709
Avista Corp.	527	19,178
Bank OZK	927	21,757
Blackstone Group, Inc. (The) Class A	5,070	287,266
Boston Properties, Inc.	882	79,715
Bristol-Myers Squibb Co.	12,868	756,638
Brixmor Property Group, Inc.	3,847	49,319
Broadcom, Inc.	3,802	1,199,949
Cabot Corp.	780	28,899
Cadence BanCorp	1,123	9,950
Camden Property Trust	538	49,076
Campbell Soup Co.	2,219	110,129
Cardinal Health, Inc.	3,141	163,929
CareTrust REIT, Inc.	590	10,124
Cathay General Bancorp	681	17,910
CenterPoint Energy, Inc.(a)	4,786	89,355
CenturyLink, Inc.	27,815	278,984
Chemours Co. (The)	3,158	48,475
Chevron Corp.	19,235	1,716,339
Cisco Systems, Inc.	32,473	1,514,541
Citizens Financial Group, Inc.	3,086	77,891
CNA Financial Corp.	3,637	116,930
Coca-Cola Co. (The)	31,575	1,410,771
Cohen & Steers, Inc.	766	52,126
Columbia Banking System, Inc.	371	10,516
Comerica, Inc.	1,258	47,930
Consolidated Edison, Inc.	2,568	184,716
CoreSite Realty Corp.	233	28,207
Corporate Office Properties Trust	687	17,409
Crown Castle International Corp.	2,515	420,885
CubeSmart	1,343	36,248
Cullen/Frost Bankers, Inc.(a)	404	30,183
Cummins, Inc.	1,239	214,669
CVB Financial Corp.	872	16,341
CVR Energy, Inc.	1,705	34,288
Delek U.S. Holdings, Inc.	651	11,334
Digital Realty Trust, Inc.	1,246	177,069
Dominion Energy, Inc.	8,533	692,709
DTE Energy Co.	1,279	137,492
Duke Energy Corp.	6,986	558,112
DuPont de Nemours, Inc.	9,071	481,942
Eastman Chemical Co.	1,378	95,964
Eaton Vance Corp.	469	18,103
Edison International	3,037	164,939
Emerson Electric Co.	4,877	302,520
Entergy Corp.	1,753	164,449
Equitrans Midstream Corp.	6,143	51,048
Evergy, Inc.	2,180	129,252
Exelon Corp.	7,337	266,260
Extended Stay America, Inc.	3,904	43,686
Extra Space Storage, Inc.	811	74,912
Exxon Mobil Corp.	51,716	2,312,740
Federal Realty Investment Trust	434	36,981
Federated Hermes, Inc. Class B	808	19,150
Fifth Third Bancorp	4,200	80,976
First American Financial Corp.	613	29,436
First Financial Bancorp	784	10,890
First Hawaiian, Inc.	817	14,085
First Horizon National Corp.	1,772	17,649
FirstEnergy Corp.	4,103	159,114
Flowers Foods, Inc.	1,836	41,053
FNB Corp.	3,345	25,087
Franklin Resources, Inc.	3,310	69,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
Fulton Financial Corp.	1,231	$12,962
Gaming and Leisure Properties, Inc.	2,929	101,343
General Mills, Inc.	5,561	342,836
Genuine Parts Co.	1,089	94,699
Gilead Sciences, Inc.	12,332	948,824
H&R Block, Inc.(a)	2,356	33,644
Halliburton Co.	8,563	111,148
Hanesbrands, Inc.	3,727	42,078
Harley-Davidson, Inc.	1,886	44,830
Healthcare Trust of America, Inc. Class A	2,070	54,896
Healthpeak Properties, Inc.	3,528	97,232
Helmerich & Payne, Inc.	2,240	43,702
Hewlett Packard Enterprise Co.	10,532	102,476
Highwoods Properties, Inc.	830	30,984
Host Hotels & Resorts, Inc.	6,957	75,066
HP, Inc.	15,943	277,886
Huntington Bancshares, Inc.	7,291	65,874
Ingredion, Inc.	551	45,733
International Business Machines Corp.	10,018	1,209,874
International Paper Co.	4,921	173,268
Interpublic Group of Cos., Inc. (The)	4,857	83,346
Investors Bancorp, Inc.	2,493	21,191
Iron Mountain, Inc.(a)	3,889	101,503
J.M. Smucker Co. (The)	923	97,663
John Wiley & Sons, Inc. Class A	582	22,698
Juniper Networks, Inc.	2,932	67,026
Kellogg Co.	3,071	202,870
Kennedy-Wilson Holdings, Inc.	1,189	18,097
KeyCorp	6,992	85,163
Kimberly-Clark Corp.	2,698	381,362
Kimco Realty Corp.	3,606	46,301
Kinder Morgan, Inc.	25,292	383,680
Kraft Heinz Co. (The)	20,251	645,804
Lamar Advertising Co. Class A	854	57,013
Legg Mason, Inc.	773	38,457
Leggett & Platt, Inc.	1,297	45,590
Macerich Co. (The)(a)	175	1,570
Marathon Petroleum Corp.	5,363	200,469
Maxim Integrated Products, Inc.	2,211	134,009
Medical Properties Trust, Inc.	4,635	87,138
Mercury General Corp.	529	21,557
MetLife, Inc.	5,866	214,226
Mid-America Apartment Communities, Inc.	848	97,240
Morgan Stanley	8,982	433,831
MSC Industrial Direct Co., Inc. Class A	529	38,516
Murphy Oil Corp.(a)	2,508	34,610
National Health Investors, Inc.	490	29,753
National Retail Properties, Inc.	1,256	44,563
NetApp, Inc.	2,294	101,785
New York Community Bancorp, Inc.	4,979	50,786
Newell Brands, Inc.	5,575	88,531
NorthWestern Corp.	514	28,023
Nu Skin Enterprises, Inc. Class A	581	22,212
Nucor Corp.	2,458	101,786
Occidental Petroleum Corp.	14,486	265,094
OGE Energy Corp.	1,516	46,026
Old National Bancorp	924	12,714
Old Republic International Corp.	2,755	44,934
Olin Corp.	2,124	24,405
Omega Healthcare Investors, Inc.	2,561	76,139
Omnicom Group, Inc.	1,882	102,757
ONEOK, Inc.	5,308	176,332
Outfront Media, Inc.	1,723	24,415
PACCAR, Inc.	4,010	300,148
PacWest Bancorp	1,924	37,922
Paramount Group, Inc.	2,625	20,239
Park Hotels & Resorts, Inc.	4,062	40,173
Paychex, Inc.	2,617	198,238
Pebblebrook Hotel Trust(a)	883	12,062
People’s United Financial, Inc.	3,868	44,753
Pfizer, Inc.	55,887	1,827,505
Philip Morris International, Inc.	22,773	1,595,476
Phillips 66	3,609	259,487
Piedmont Office Realty Trust, Inc. Class A	1,932	32,091
Pinnacle West Capital Corp.	1,120	82,085
PotlatchDeltic Corp.	437	16,619
PPL Corp.	8,913	230,312
Principal Financial Group, Inc.	1,809	75,146
Progressive Corp. (The)	3,897	312,189
Prudential Financial, Inc.	3,144	191,470
Public Service Enterprise Group, Inc.	3,976	195,460
Public Storage	1,047	200,909
QTS Realty Trust, Inc. Class A	586	37,557
QUALCOMM, Inc.	10,020	913,924
Rayonier, Inc.	1,198	29,698
Realty Income Corp.	2,195	130,602
Regency Centers Corp.	969	44,467
Regions Financial Corp.	6,549	72,825
Ryder System, Inc.	754	28,283
Ryman Hospitality Properties, Inc.	416	14,394
Sabra Health Care REIT, Inc.	2,601	37,532
Santander Consumer USA Holdings, Inc.	1,698	31,260
Service Properties Trust	6,801	48,219
Simon Property Group, Inc.	3,102	212,115
SITE Centers Corp.	1,655	13,406
Sonoco Products Co.	806	42,146
South Jersey Industries, Inc.	940	23,491
Southern Co. (The)	10,476	543,181
Spectrum Brands Holdings, Inc.	460	21,114
Spirit Realty Capital, Inc.(a)	733	25,552
State Street Corp.	2,149	136,569
Steel Dynamics, Inc.	1,871	48,814
STORE Capital Corp.	1,609	38,310
Synovus Financial Corp.	983	20,181
Targa Resources Corp.	5,137	103,100
TFS Financial Corp.	2,469	35,331
Trinity Industries, Inc.	1,379	29,359
Truist Financial Corp.	7,355	276,180
Umpqua Holdings Corp.	3,090	32,878
United Bankshares, Inc.	691	19,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

Investments	Shares	Value
United Parcel Service, Inc. Class B	5,972	$663,967
Unum Group	1,891	31,372
Valero Energy Corp.	4,207	247,456
Valley National Bancorp	3,525	27,565
Ventas, Inc.	2,831	103,671
VEREIT, Inc.	10,636	68,389
Verizon Communications, Inc.	41,465	2,285,965
VICI Properties, Inc.(a)	3,716	75,026
Vornado Realty Trust	1,576	60,219
W.P. Carey, Inc.	1,552	104,993
Walgreens Boots Alliance, Inc.	7,614	322,757
Washington Real Estate Investment Trust	853	18,937
Webster Financial Corp.	635	18,167
Wells Fargo & Co.	31,049	794,854
Welltower, Inc.	2,846	147,280
WesBanco, Inc.	433	8,794
Western Union Co. (The)	3,979	86,026
WestRock Co.	3,161	89,330
Whirlpool Corp.	657	85,101
Williams Cos., Inc. (The)	19,593	372,659
Xerox Holdings Corp.	2,490	38,072

Total United States		47,785,479

TOTAL COMMON STOCKS (Cost: $90,341,256)		81,750,118

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/10/20*(a)	1,792	2,795
Repsol S.A., expiring 7/9/20*(a)	8,914	4,338
Telefonica S.A., expiring 7/6/20*(a)	26,650	5,241

TOTAL RIGHTS (Cost: $13,506)		12,374

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree International High Dividend Fund(d)	4,007	132,071
WisdomTree U.S. High Dividend Fund(d)	716	44,599

TOTAL EXCHANGE-TRADED FUNDS (Cost: $170,590)		176,670

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(e) (Cost: $1,552,758)	1,552,758	1,552,758

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $92,078,110)		83,491,920
Other Assets less Liabilities - (1.3)%		(1,073,253)

NET ASSETS - 100.0%		$82,418,667

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,461,198 and the total market value of the collateral held by the Fund was $2,582,507. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,029,749.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International High Dividend Fund	$196,897	$171,101	$237,681	$20,694	$(18,940)	$132,071	$2,555
WisdomTree U.S. High Dividend Fund	68,203	58,459	84,085	10,240	(8,218)	44,599	369

Total	$265,100	$229,560	$321,766	$30,934	$(27,158)	$176,670	$2,924

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	7/1/2020	2,034	AUD	1,396	USD	$5	$—
UBS AG	7/1/2020	18,523	CHF	19,547	USD	1	—

						$6	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$81,750,118	$—	$—	$81,750,118
Rights	12,374	—	—	12,374
Exchange-Traded Funds	176,670	—	—	176,670
Investment of Cash Collateral for Securities Loaned	—	1,552,758	—	1,552,758

Total Investments in Securities	$81,939,162	$1,552,758	$—	$83,491,920

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	6	—	6

Total - Net	$81,939,162	$1,552,764	$—	$83,491,926

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	940,750	$1,104,548

Airlines - 0.0%
InterGlobe Aviation Ltd.(a)	10,189	133,442

Auto Components - 1.1%
Apollo Tyres Ltd.	426,164	609,582
Balkrishna Industries Ltd.	97,706	1,631,933
Bharat Forge Ltd.	239,360	1,012,395
Ceat Ltd.	23,549	285,194
Endurance Technologies Ltd.(a)	17,809	205,383
Exide Industries Ltd.	247,030	484,874
Mahindra CIE Automotive Ltd.*	225,782	350,767
Minda Industries Ltd.	39,581	143,743
Motherson Sumi Systems Ltd.	1,093,554	1,370,857
Sundram Fasteners Ltd.	37,983	188,296
Varroc Engineering Ltd.(a)	41,189	99,203

Total Auto Components		6,382,227

Automobiles - 4.9%
Bajaj Auto Ltd.	92,699	3,469,656
Eicher Motors Ltd.	15,332	3,723,014
Hero MotoCorp., Ltd.	141,760	4,781,956
Mahindra & Mahindra Ltd.	1,122,544	7,592,778
Maruti Suzuki India Ltd.	111,941	8,655,797
TVS Motor Co., Ltd.	83,280	417,317

Total Automobiles		28,640,518

Banks - 5.4%
AU Small Finance Bank Ltd.(a)	18,420	132,593
Axis Bank Ltd.	1,168,862	6,295,286
Bandhan Bank Ltd.(a)	151,411	640,306
Bank of Baroda*	543,035	349,539
Canara Bank*	155,386	206,931
City Union Bank Ltd.	351,055	563,985
DCB Bank Ltd.*	233,801	234,409
Federal Bank Ltd.	2,534,065	1,711,668
ICICI Bank Ltd.	1,194,200	5,558,685
Indian Bank*	134,709	110,616
IndusInd Bank Ltd.	432,229	2,718,042
Jammu & Kashmir Bank Ltd. (The)*	1,141,016	273,528
Karnataka Bank Ltd. (The)	783,515	431,171
Karur Vysya Bank Ltd. (The)	433,829	193,921
Kotak Mahindra Bank Ltd.	487,342	8,781,079
RBL Bank Ltd.(a)	131,276	301,659
South Indian Bank Ltd. (The)	2,739,039	292,029
State Bank of India*	340,501	804,760
Yes Bank Ltd.(b)	4,954,888	1,679,985

Total Banks		31,280,192

Beverages - 0.2%
Radico Khaitan Ltd.	54,839	271,276
United Breweries Ltd.	17,321	238,066
United Spirits Ltd.*	92,295	724,021
Varun Beverages Ltd.	18,749	169,093

Total Beverages		1,402,456

Biotechnology - 0.2%
Biocon Ltd.	198,716	1,026,692

Building Products - 0.1%
Astral Poly Technik Ltd.	6,228	78,737
Blue Star Ltd.	17,174	113,650
Kajaria Ceramics Ltd.	32,604	169,446

Total Building Products		361,833

Capital Markets - 0.6%
Care Ratings Ltd.	42,784	237,680
Edelweiss Financial Services Ltd.	1,076,411	895,301
HDFC Asset Management Co., Ltd.(a)	13,655	449,119
ICICI Securities Ltd.(a)	99,404	618,578
Indiabulls Ventures Ltd.	316,185	494,355
JM Financial Ltd.	367,407	340,625
Motilal Oswal Financial Services Ltd.	18,046	141,445
Multi Commodity Exchange of India Ltd.	14,306	243,266

Total Capital Markets		3,420,369

Chemicals - 2.6%
Aarti Industries Ltd.	22,049	271,992
Aarti Surfactants Ltd.*†	2,094	5,891
Asian Paints Ltd.	119,704	2,675,291
Berger Paints India Ltd.	108,511	709,814
Castrol India Ltd.	305,872	509,221
Chambal Fertilizers and Chemicals Ltd.	377,055	708,878
Coromandel International Ltd.	106,619	1,067,196
DCM Shriram Ltd.	109,695	461,059
Deepak Nitrite Ltd.	26,289	165,404
EID Parry India Ltd.*	23,170	84,927
Finolex Industries Ltd.	30,990	204,421
GHCL Ltd.	134,236	244,102
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	264,305	536,460
Gujarat State Fertilizers & Chemicals Ltd.	303,526	214,870
Himadri Speciality Chemical Ltd.	264,909	164,025
Kansai Nerolac Paints Ltd.	77,048	455,530
Navin Fluorine International Ltd.	4,717	101,332
NOCIL Ltd.	56,393	61,917
Phillips Carbon Black Ltd.	215,707	252,693
PI Industries Ltd.	38,471	766,299
Pidilite Industries Ltd.	55,174	1,002,655
Rain Industries Ltd.	361,422	363,798
Rashtriya Chemicals & Fertilizers Ltd.	58,094	35,701
SRF Ltd.	11,383	543,598
Supreme Industries Ltd.	18,805	280,866
Tata Chemicals Ltd.	104,057	427,302
UPL Ltd.	452,762	2,549,733
Vinati Organics Ltd.	9,979	127,434

Total Chemicals		14,992,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

Investments	Shares	Value
Communications Equipment - 0.1%
Sterlite Technologies Ltd.	252,748	$368,559

Construction & Engineering - 1.5%
Dilip Buildcon Ltd.(a)	72,833	263,150
Engineers India Ltd.	142,410	142,214
IRB Infrastructure Developers Ltd.	1,151,281	1,350,210
Kalpataru Power Transmission Ltd.	78,612	225,465
KEC International Ltd.	114,687	411,106
KNR Constructions Ltd.	96,890	268,584
Larsen & Toubro Ltd.	362,632	4,532,195
NBCC India Ltd.	618,466	190,445
NCC Ltd.	1,832,210	707,368
Voltas Ltd.	107,758	779,886

Total Construction & Engineering		8,870,623

Construction Materials - 1.8%
ACC Ltd.	47,583	839,593
Ambuja Cements Ltd.	882,631	2,263,164
Birla Corp., Ltd.	29,111	223,180
Dalmia Bharat Ltd.*	18,192	162,226
Grasim Industries Ltd.	279,127	2,290,946
HeidelbergCement India Ltd.	57,043	133,799
JK Cement Ltd.	18,909	345,354
Ramco Cements Ltd. (The)	71,845	604,324
Shree Cement Ltd.	1,947	594,413
UltraTech Cement Ltd.	54,849	2,828,433

Total Construction Materials		10,285,432

Consumer Finance - 2.4%
Bajaj Finance Ltd.	84,868	3,182,111
Cholamandalam Investment and Finance Co., Ltd.	215,151	539,703
CreditAccess Grameen Ltd.*	11,845	81,930
Equitas Holdings Ltd.*	70,158	46,042
Mahindra & Mahindra Financial Services Ltd.	577,547	1,283,544
Manappuram Finance Ltd.	898,647	1,801,370
Muthoot Finance Ltd.	197,644	2,842,922
Repco Home Finance Ltd.	100,392	162,946
Shriram Transport Finance Co., Ltd.	350,625	3,202,371
Sundaram Finance Ltd.	32,886	632,447
TI Financial Holdings Ltd.*	75,107	293,748
Ujjivan Financial Services Ltd.	44,617	130,181

Total Consumer Finance		14,199,315

Diversified Financial Services - 2.3%
Aditya Birla Capital Ltd.*	455,473	381,855
Bajaj Holdings & Investment Ltd.	47,504	1,599,956
Housing & Urban Development Corp. Ltd.	656,805	302,289
L&T Finance Holdings Ltd.	1,325,087	1,155,664
Power Finance Corp., Ltd.	4,833,467	5,377,365
REC Ltd.	3,096,260	4,432,968

Total Diversified Financial Services		13,250,097

Diversified Telecommunication Services - 0.6%
Bharti Infratel Ltd.	1,058,620	3,105,598
HFCL Ltd.	1,386,909	292,063

Total Diversified Telecommunication Services		3,397,661

Electric Utilities - 2.2%
Adani Transmission Ltd.*	203,315	700,661
CESC Ltd.	160,149	1,319,308
Power Grid Corp. of India Ltd.	3,474,638	8,046,494
SJVN Ltd.	1,159,295	334,720
Tata Power Co., Ltd. (The)	2,742,451	1,629,044
Torrent Power Ltd.	216,151	912,513

Total Electric Utilities		12,942,740

Electrical Equipment - 0.5%
ABB India Ltd.	22,327	278,305
ABB Power Products and Systems India Ltd.*	6,474	72,051
Amara Raja Batteries Ltd.	33,434	288,005
Bharat Heavy Electricals Ltd.	1,198,665	566,758
Finolex Cables Ltd.	45,531	172,105
Havells India Ltd.	158,236	1,214,479
KEI Industries Ltd.	38,739	178,960
V-Guard Industries Ltd.	31,889	71,778

Total Electrical Equipment		2,842,441

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	744,484	866,221

Entertainment - 0.1%
Inox Leisure Ltd.	71,826	215,515
PVR Ltd.	10,041	133,213

Total Entertainment		348,728

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	20,162	618,756

Food Products - 1.4%
Avanti Feeds Ltd.	30,938	206,721
Balrampur Chini Mills Ltd.	534,461	948,887
Bombay Burmah Trading Co.	52,181	726,800
Britannia Industries Ltd.	30,416	1,451,758
Godrej Agrovet Ltd.(a)	17,939	102,354
Kaveri Seed Co., Ltd.	50,256	381,927
KRBL Ltd.	146,815	478,535
Nestle India Ltd.	10,012	2,277,378
Tata Consumer Products Ltd.	256,204	1,314,719
Venky’s India Ltd.	5,364	78,719

Total Food Products		7,967,798

Gas Utilities - 1.3%
Adani Gas Ltd.	219,215	443,054
GAIL India Ltd.	2,850,397	3,856,339
Gujarat Gas Ltd.	114,269	481,646
Gujarat State Petronet Ltd.	398,104	1,163,935
Indraprastha Gas Ltd.	251,041	1,470,595
Mahanagar Gas Ltd.	32,026	446,263

Total Gas Utilities		7,861,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	18,299	$327,148
Dr. Lal PathLabs Ltd.(a)	7,252	150,272

Total Health Care Providers & Services		477,420

Health Care Technology - 0.0%
TAKE Solutions Ltd.	160,444	104,868

Hotels, Restaurants & Leisure - 0.1%
Coffee Day Enterprises Ltd.*(a)	83,101	19,866
Delta Corp., Ltd.	61,793	71,038
EIH Ltd.	32,984	27,762
Indian Hotels Co., Ltd. (The)	151,397	160,212
Jubilant Foodworks Ltd.	26,298	601,602

Total Hotels, Restaurants & Leisure		880,480

Household Durables - 0.3%
Bajaj Electricals Ltd.	11,257	58,563
Crompton Greaves Consumer Electricals Ltd.	246,394	778,795
Whirlpool of India Ltd.	26,473	727,463

Total Household Durables		1,564,821

Household Products - 1.4%
Hindustan Unilever Ltd.	279,528	8,070,739
Jyothy Labs Ltd.	45,910	71,446

Total Household Products		8,142,185

Independent Power & Renewable Electricity Producers - 1.6%
JSW Energy Ltd.	417,989	261,022
NHPC Ltd.	3,821,466	1,012,259
NLC India Ltd.	609,702	372,667
NTPC Ltd.	5,777,601	7,330,685
PTC India Ltd.	812,882	522,156

Total Independent Power & Renewable Electricity Producers		9,498,789

Industrial Conglomerates - 0.2%
Godrej Industries Ltd.	78,009	431,353
Siemens Ltd.	55,196	801,691

Total Industrial Conglomerates		1,233,044

Insurance - 0.9%
Bajaj Finserv Ltd.	26,275	2,034,089
General Insurance Corp. of India(a)	255,354	504,257
HDFC Life Insurance Co., Ltd.*(a)	85,625	622,593
ICICI Lombard General Insurance Co., Ltd.(a)	34,392	576,937
ICICI Prudential Life Insurance Co., Ltd.(a)	134,620	759,183
Max Financial Services Ltd.*	59,788	429,185
SBI Life Insurance Co., Ltd.*(a)	42,844	457,614

Total Insurance		5,383,858

Interactive Media & Services - 0.3%
Info Edge India Ltd.	35,124	1,284,800
Just Dial Ltd.*	42,416	225,664

Total Interactive Media & Services		1,510,464

Internet & Direct Marketing Retail - 0.0%
Infibeam Avenues Ltd.	178,158	140,042

IT Services - 15.5%
Coforge Ltd.	38,336	715,502
Firstsource Solutions Ltd.	425,787	201,323
HCL Technologies Ltd.	1,761,639	12,992,317
Hexaware Technologies Ltd.	144,805	639,220
Infosys Ltd.	3,815,497	37,190,405
Larsen & Toubro Infotech Ltd.(a)	36,786	953,904
Mindtree Ltd.	170,725	2,093,030
Mphasis Ltd.	116,112	1,351,369
NIIT Ltd.	100,730	126,073
Persistent Systems Ltd.	54,892	461,724
Sonata Software Ltd.	26,920	85,070
Tata Consultancy Services Ltd.	838,814	23,131,786
Tech Mahindra Ltd.	672,293	4,838,488
Wipro Ltd.	2,035,256	5,920,818

Total IT Services		90,701,029

Life Sciences Tools & Services - 0.4%
Dishman Carbogen Amcis Ltd.	102,387	165,100
Divi’s Laboratories Ltd.	61,083	1,843,644
Syngene International Ltd.(a)	48,985	260,094

Total Life Sciences Tools & Services		2,268,838

Machinery - 0.9%
AIA Engineering Ltd.	43,915	934,645
Ashok Leyland Ltd.	3,183,290	1,979,444
Carborundum Universal Ltd.	35,041	129,181
Cochin Shipyard Ltd.(a)	61,457	244,432
Cummins India Ltd.	61,895	321,633
Escorts Ltd.	99,449	1,369,825
Greaves Cotton Ltd.*	58,102	64,371
Thermax Ltd.	15,954	159,522

Total Machinery		5,203,053

Media - 0.4%
Sun TV Network Ltd.	161,793	864,317
TV18 Broadcast Ltd.*	497,099	222,202
Zee Entertainment Enterprises Ltd.	624,933	1,416,169

Total Media		2,502,688

Metals & Mining - 6.1%
APL Apollo Tubes Ltd.	2,815	57,897
Hindalco Industries Ltd.	2,568,104	4,972,691
Hindustan Copper Ltd.	100,897	42,361
Hindustan Zinc Ltd.	549,802	1,426,866
Jindal Saw Ltd.	649,744	498,256
JSW Steel Ltd.	3,347,187	8,394,151
National Aluminium Co., Ltd.	2,293,217	967,355
NMDC Ltd.	3,024,989	3,251,201
Steel Authority of India Ltd.	4,266,343	1,717,753
Tata Sponge Iron Ltd.	25,786	83,331
Tata Steel Ltd.	1,620,263	7,010,776
Vedanta Ltd.	5,082,638	7,162,461

Total Metals & Mining		35,585,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

Investments	Shares	Value
Multiline Retail - 0.1%
Future Retail Ltd.*	178,922	$305,337

Oil, Gas & Consumable Fuels - 23.0%
Aegis Logistics Ltd.	86,753	202,797
Bharat Petroleum Corp., Ltd.	1,625,173	8,050,126
Coal India Ltd.	4,594,046	8,083,294
Hindustan Petroleum Corp., Ltd.	2,356,115	6,763,742
Indian Oil Corp., Ltd.	6,972,106	7,881,320
Mangalore Refinery & Petrochemicals Ltd.	75,312	36,557
Oil & Natural Gas Corp., Ltd.	12,473,369	13,439,181
Oil India Ltd.	1,243,051	1,541,801
Petronet LNG Ltd.	840,164	2,871,438
Reliance Industries Ltd.	3,775,200	85,205,282

Total Oil, Gas & Consumable Fuels		134,075,538

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	23,018	36,004
Century Textiles & Industries Ltd.	32,082	125,135
JK Paper Ltd.	218,565	290,344

Total Paper & Forest Products		451,483

Personal Products - 1.2%
Bajaj Consumer Care, Ltd.*	53,994	104,515
Colgate-Palmolive India Ltd.	44,969	837,811
Dabur India Ltd.	293,558	1,811,610
Emami Ltd.	11,723	34,282
Godrej Consumer Products Ltd.	307,081	2,809,550
Marico Ltd.	266,734	1,243,166

Total Personal Products		6,840,934

Pharmaceuticals - 5.0%
Ajanta Pharma Ltd.	18,758	352,074
Alembic Pharmaceuticals Ltd.	39,993	483,494
Alkem Laboratories Ltd.	19,482	611,085
Aurobindo Pharma Ltd.	423,468	4,328,133
Cadila Healthcare Ltd.	456,364	2,134,227
Cipla Ltd.	303,831	2,576,399
Dr. Reddy’s Laboratories Ltd.	76,028	3,972,341
GlaxoSmithKline Pharmaceuticals Ltd.	15,084	295,991
Glenmark Pharmaceuticals Ltd.	310,514	1,851,888
Granules India Ltd.	287,111	770,408
Ipca Laboratories Ltd.	31,031	688,155
JB Chemicals & Pharmaceuticals Ltd.	18,010	168,749
Jubilant Life Sciences Ltd.	127,757	1,109,062
Lupin Ltd.	85,884	1,037,154
Merck Ltd.*	9,835	530,139
Natco Pharma Ltd.	117,350	980,951
Piramal Enterprises Ltd.	90,561	1,635,774
Strides Pharma Science Ltd.	82,979	450,152
Sun Pharmaceutical Industries Ltd.	654,222	4,097,999
Suven Life Sciences Ltd.*	74,816	41,023
Suven Pharmaceuticals Ltd. *	82,833	516,062
Torrent Pharmaceuticals Ltd.	25,538	802,327

Total Pharmaceuticals		29,433,587

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	10,965	186,331
Quess Corp., Ltd.*(a)	37,927	183,723

Total Professional Services		370,054

Real Estate Management & Development - 0.5%
DLF Ltd.	400,977	786,248
Godrej Properties Ltd.*	25,810	296,407
Indiabulls Real Estate Ltd.*	1,009,856	652,696
Oberoi Realty Ltd.	79,527	385,292
Phoenix Mills Ltd. (The)	43,664	338,278
Prestige Estates Projects Ltd.	107,723	299,041
Sobha Ltd.	68,661	206,336
Sunteck Realty Ltd.	23,300	58,340

Total Real Estate Management & Development		3,022,638

Road & Rail - 0.2%
Container Corp. of India Ltd.	183,894	1,017,821

Software - 0.3%
Birlasoft Ltd.	616,295	730,130
Oracle Financial Services Software Ltd.	27,392	1,038,940
Tata Elxsi Ltd.	14,367	170,740

Total Software		1,939,810

Specialty Retail - 0.0%
Future Lifestyle Fashions Ltd.	16,418	32,247

Textiles, Apparel & Luxury Goods - 0.8%
Aditya Birla Fashion and Retail Ltd.*	70,671	117,280
Bata India Ltd.	10,370	179,399
LUX Industries Ltd.	6,098	93,048
Page Industries Ltd.	2,229	587,913
Rajesh Exports Ltd.	201,708	1,244,917
Raymond Ltd.	26,044	95,737
Relaxo Footwears Ltd.	14,670	123,057
Titan Co., Ltd.	132,380	1,665,363
Trident Ltd.	3,713,790	341,849
VIP Industries Ltd.	16,451	56,138
Welspun India Ltd.	218,845	107,533

Total Textiles, Apparel & Luxury Goods		4,612,234

Thrifts & Mortgage Finance - 8.4%
Can Fin Homes Ltd.	60,575	271,049
Housing Development Finance Corp., Ltd.	1,775,310	41,256,861
Indiabulls Housing Finance Ltd.	1,678,618	4,605,410
LIC Housing Finance Ltd.	659,517	2,315,183
PNB Housing Finance Ltd.(a)	126,299	347,179

Total Thrifts & Mortgage Finance		48,795,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

Investments	Shares	Value
Tobacco - 1.3%
Godfrey Phillips India Ltd.	12,503	$168,501
ITC Ltd.	2,924,508	7,539,433

Total Tobacco		7,707,934

Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd.	219,573	454,392

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	1,021,351	4,651,989

Water Utilities - 0.0%
VA Tech Wabag Ltd.*	24,049	34,320

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.*	98,086	727,294

TOTAL COMMON STOCKS (Cost: $478,326,066)		582,234,861

RIGHTS - 0.0%

India - 0.0%
Aditya Birla Fashion and Retail Ltd., expiring 7/22/20*† (Cost: $0)	8,260	0

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(c) (Cost: $26,901)	1,100	23,560

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $478,352,967)		582,258,421
Other Assets less Liabilities - 0.1%		812,028

NET ASSETS - 100.0%		$583,070,449

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,891, which represent less than 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Restricted securities. At June 30, 2020, the value of such securities held by the Fund are as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India - Banks
Yes Bank Ltd.	3,906,791	9/18/15 - 3/13/20	$5,049,681	$1,324,621	0.2%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$19,463	$—	$—	$—	$4,097	$23,560	$—

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/6/2020	22,960,997	USD	1,737,229,059	INR	$—	$(38,813)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Chemicals	$14,986,518	$—	$5,891	*	$14,992,409
Hotels, Restaurants & Leisure	860,614	19,866	—		880,480
Other	566,361,972	—	—		566,361,972
Rights	—	—	0	*	0
Exchange-Traded Fund	23,560	—	—		23,560

Total Investments in Securities	$582,232,664	$19,866	$5,891		$582,258,421

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(38,813)	—		(38,813)

Total - Net	$582,232,664	$(18,947)	$5,891		$582,219,608

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 100.0%

India - 100.0%

Airlines - 0.3%
InterGlobe Aviation Ltd.(a)	464	$6,077

Auto Components - 0.5%
Bharat Forge Ltd.	1,098	4,644
Motherson Sumi Systems Ltd.	5,465	6,851

Total Auto Components		11,495

Automobiles - 6.8%
Bajaj Auto Ltd.	594	22,233
Eicher Motors Ltd.	61	14,812
Hero MotoCorp., Ltd.	619	20,881
Mahindra & Mahindra Ltd.	4,252	28,760
Maruti Suzuki India Ltd.	606	46,859
Tata Motors Ltd.*	8,600	11,191

Total Automobiles		144,736

Banks - 10.5%
Bandhan Bank Ltd.(a)	1,048	4,432
Federal Bank Ltd.	6,181	4,175
ICICI Bank Ltd.	21,843	101,673
IDFC Bank Ltd.*	9,906	3,372
IndusInd Bank Ltd.	2,666	16,765
Kotak Mahindra Bank Ltd.	5,113	92,128
Yes Bank Ltd.(b)	5,092	1,726

Total Banks		224,271

Beverages - 0.7%
United Breweries Ltd.	305	4,192
United Spirits Ltd.*	1,446	11,343

Total Beverages		15,535

Capital Markets - 0.2%
HDFC Asset Management Co., Ltd.(a)	127	4,177

Chemicals - 3.8%
Asian Paints Ltd.	1,990	44,475
Berger Paints India Ltd.	1,033	6,757
PI Industries Ltd.	296	5,896
Pidilite Industries Ltd.	511	9,286
UPL Ltd.	2,535	14,276

Total Chemicals		80,690

Construction Materials - 3.4%
ACC Ltd.	436	7,693
Ambuja Cements Ltd.	3,206	8,221
Grasim Industries Ltd.	1,713	14,059
Shree Cement Ltd.	44	13,433
UltraTech Cement Ltd.	548	28,259

Total Construction Materials		71,665

Consumer Finance - 2.5%
Bajaj Finance Ltd.	1,148	43,044
Mahindra & Mahindra Financial Services Ltd.	1,248	2,774
Shriram Transport Finance Co., Ltd.	760	6,941

Total Consumer Finance		52,759

Diversified Financial Services - 0.4%
Bajaj Holdings & Investment Ltd.	239	8,050

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	3,779	11,086

Electrical Equipment - 0.6%
ABB India Ltd.	189	2,356
ABB Power Products and Systems India Ltd.*	27	300
Havells India Ltd.	1,191	9,141

Total Electrical Equipment		11,797

Equity Real Estate Investment Trusts (REITs) - 0.2%
Embassy Office Parks REIT	1,000	4,538

Food & Staples Retailing - 0.7%
Avenue Supermarts Ltd.*(a)	510	15,652

Food Products - 2.8%
Britannia Industries Ltd.	500	23,865
Nestle India Ltd.	158	35,940

Total Food Products		59,805

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	417	7,455

Hotels, Restaurants & Leisure - 0.6%
Indian Hotels Co., Ltd. (The)	4,885	5,169
Jubilant Foodworks Ltd.	360	8,236

Total Hotels, Restaurants & Leisure		13,405

Household Durables - 0.3%
Crompton Greaves Consumer Electricals Ltd.	2,202	6,960

Household Products - 5.4%
Hindustan Unilever Ltd.	4,025	116,213

Industrial Conglomerates - 0.3%
Siemens Ltd.	449	6,521

Insurance - 2.7%
Bajaj Finserv Ltd.	288	22,296
HDFC Life Insurance Co., Ltd.*(a)	2,460	17,887
ICICI Lombard General Insurance Co., Ltd.(a)	427	7,163
ICICI Prudential Life Insurance Co., Ltd.(a)	1,766	9,959

Total Insurance		57,305

Interactive Media & Services - 0.5%
Info Edge India Ltd.	293	10,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2020

Investments	Shares	Value
IT Services - 18.0%
HCL Technologies Ltd.	4,973	$36,677
Infosys Ltd.	16,757	163,334
Mphasis Ltd.	460	5,354
Tata Consultancy Services Ltd.	5,053	139,345
Tech Mahindra Ltd.	2,742	19,734
Wipro Ltd.	6,544	19,037

Total IT Services		383,481

Life Sciences Tools & Services - 0.8%
Divi’s Laboratories Ltd.	558	16,842

Machinery - 0.2%
Ashok Leyland Ltd.	6,183	3,845

Media - 0.3%
Zee Entertainment Enterprises Ltd.	2,835	6,424

Metals & Mining - 2.5%
Hindalco Industries Ltd.	6,958	13,473
JSW Steel Ltd.	4,845	12,150
Tata Steel Ltd.	3,712	16,062
Vedanta Ltd.	8,344	11,758

Total Metals & Mining		53,443

Multiline Retail - 0.1%
Future Retail Ltd.*	620	1,058

Oil, Gas & Consumable Fuels - 11.5%
Reliance Industries Ltd.	10,875	245,446

Personal Products - 2.5%
Colgate-Palmolive India Ltd.	579	10,787
Dabur India Ltd.	2,647	16,335
Godrej Consumer Products Ltd.	1,730	15,828
Marico Ltd.	2,314	10,785

Total Personal Products		53,735

Pharmaceuticals - 5.6%
Aurobindo Pharma Ltd.	1,734	17,723
Cipla Ltd.	2,185	18,528
Dr. Reddy’s Laboratories Ltd.	554	28,946
Lupin Ltd.	1,123	13,562
Piramal Enterprises Ltd.	547	9,880
Sun Pharmaceutical Industries Ltd.	4,972	31,144

Total Pharmaceuticals		119,783

Real Estate Management & Development - 0.3%
DLF Ltd.	3,145	6,167

Textiles, Apparel & Luxury Goods - 1.6%
Page Industries Ltd.	27	7,122
Rajesh Exports Ltd.	578	3,567
Titan Co., Ltd.	1,926	24,229

Total Textiles, Apparel & Luxury Goods		34,918

Thrifts & Mortgage Finance - 8.1%
Housing Development Finance Corp., Ltd.	7,172	166,672
Indiabulls Housing Finance Ltd.	1,878	5,152

Total Thrifts & Mortgage Finance		171,824

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	3,574	16,279

Wireless Telecommunication Services - 3.6%
Bharti Airtel Ltd.*	10,479	77,700

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,142,451)		2,131,855
Other Assets less Liabilities - 0.0%		724

NET ASSETS - 100.0%		$2,132,579

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Restricted securities. At June 30, 2020, the value of such securities held by the Fund are as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India - Banks
Yes Bank Ltd.	3,819	4/2/19 - 10/18/19	$12,559	$1,295	0.1%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,131,855	$—	$—	$2,131,855

Total Investments in Securities	$2,131,855	$—	$—	$2,131,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 8.4%
BHP Group Ltd.	53,462	$1,318,483
BHP Group PLC	67,699	1,383,888
Rio Tinto Ltd.	19,418	1,309,656
South32 Ltd.	692,215	972,244
Wesfarmers Ltd.	77,214	2,383,245
Woodside Petroleum Ltd.	76,598	1,141,772
Woolworths Group Ltd.	43,810	1,124,483

Total Australia		9,633,771

China - 3.1%
China Mobile Ltd.	172,500	1,164,029
CNOOC Ltd.	1,109,000	1,233,422
Wilmar International Ltd.	404,400	1,185,618

Total China		3,583,069

Denmark - 0.9%
Novo Nordisk A/S Class B	16,257	1,051,960

Finland - 3.2%
Fortum Oyj	86,126	1,635,261
UPM-Kymmene Oyj	71,569	2,067,444

Total Finland		3,702,705

France - 4.7%
Capgemini SE	5,055	578,823
Danone S.A.	10,836	749,213
Orange S.A.	102,646	1,227,229
Sanofi	15,940	1,622,908
TOTAL S.A.	33,113	1,263,560

Total France		5,441,733

Germany - 10.0%
BASF SE	25,586	1,433,397
Bayer AG, Registered Shares	28,544	2,109,174
Bayerische Motoren Werke AG	25,798	1,646,361
Daimler AG, Registered Shares	41,903	1,701,105
Deutsche Post AG, Registered Shares	45,729	1,671,785
Deutsche Telekom AG, Registered Shares	85,634	1,437,408
Evonik Industries AG	57,529	1,460,916

Total Germany		11,460,146

Hong Kong - 1.1%
Power Assets Holdings Ltd.	230,000	1,250,831

Italy - 4.0%
Enel SpA	230,923	1,991,375
Eni SpA	124,957	1,191,533
Snam SpA	293,995	1,431,089

Total Italy		4,613,997

Japan - 22.1%
Astellas Pharma, Inc.	61,300	1,022,472
Canon, Inc.(a)	57,600	1,139,613
FANUC Corp.	9,800	1,749,530
Fujitsu Ltd.	9,300	1,087,881
Hitachi Ltd.	21,100	665,554
Honda Motor Co., Ltd.	52,600	1,343,461
Japan Tobacco, Inc.(a)	83,500	1,549,105
Komatsu Ltd.	64,100	1,309,212
Marubeni Corp.	241,800	1,092,622
Mitsubishi Corp.	53,300	1,121,481
Murata Manufacturing Co., Ltd.	15,000	878,157
Nomura Research Institute Ltd.	33,000	895,314
NTT DOCOMO, Inc.	65,600	1,752,414
Otsuka Holdings Co., Ltd.(a)	26,200	1,141,158
Sekisui House Ltd.	88,100	1,676,093
Subaru Corp.	77,100	1,601,888
Sumitomo Corp.	103,300	1,182,035
Takeda Pharmaceutical Co., Ltd.	34,200	1,219,832
Tokyo Electron Ltd.	12,100	2,965,417

Total Japan		25,393,239

Netherlands - 1.1%
Koninklijke Ahold Delhaize N.V.	48,160	1,312,245

Norway - 3.0%
Equinor ASA	81,539	1,154,579
Mowi ASA	67,803	1,283,738
Telenor ASA	68,359	992,754

Total Norway		3,431,071

Portugal - 2.7%
EDP - Energias de Portugal S.A.	406,588	1,940,802
Galp Energia, SGPS, S.A.	101,910	1,178,368

Total Portugal		3,119,170

Singapore - 1.1%
Singapore Telecommunications Ltd.	725,800	1,279,860

Spain - 5.5%
Endesa S.A.(a)	74,137	1,826,045
Naturgy Energy Group S.A.(a)	57,401	1,067,944
Red Electrica Corp. S.A.(a)	72,287	1,348,146
Repsol S.A.	125,108	1,094,050
Telefonica S.A.(a)	214,901	1,025,082

Total Spain		6,361,267

Sweden - 1.4%
Telia Co. AB	428,553	1,600,752

Switzerland - 3.6%
Kuehne + Nagel International AG, Registered Shares*	10,723	1,781,225
Novartis AG, Registered Shares	11,874	1,032,827
Roche Holding AG Genusschein	3,823	1,324,766

Total Switzerland		4,138,818

United Kingdom - 22.5%
AstraZeneca PLC	15,063	1,567,304
BAE Systems PLC	256,917	1,534,538
BP PLC	275,763	1,046,732
British American Tobacco PLC	63,171	2,423,190
Evraz PLC	438,595	1,562,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2020

Investments	Shares	Value
Fiat Chrysler Automobiles N.V.*	137,000	$1,376,227
GlaxoSmithKline PLC	83,807	1,694,732
Imperial Brands PLC	127,657	2,426,723
National Grid PLC	181,800	2,222,062
Rio Tinto PLC	27,922	1,569,425
Royal Dutch Shell PLC Class A	61,734	981,705
Sage Group PLC (The)	75,401	625,886
SSE PLC	198,656	3,349,295
Unilever N.V.	15,207	807,018
Unilever PLC	14,772	794,887
Vodafone Group PLC	1,218,045	1,939,365

Total United Kingdom		25,922,010

TOTAL COMMON STOCKS (Cost: $139,296,081)		113,296,644

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 7/9/20*(a)	125,100	60,882
Telefonica S.A., expiring 7/6/20*(a)	214,901	42,263

TOTAL RIGHTS (Cost: $116,002)		103,145

EXCHANGE-TRADED FUND - 0.8%

United States - 0.8%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $784,975)	21,484	876,762

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $6,509,190)	6,509,190	6,509,190

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $146,706,248)		120,785,741
Other Assets less Liabilities - (5.0)%		(5,709,154)

NET ASSETS - 100.0%		$115,076,587

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,466,898 and the total market value of the collateral held by the Fund was $8,927,590. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,418,400.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,294,914	$290,918	$891,302	$25,578	$156,654	$876,762	$18,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$113,296,644	$—	$—	$113,296,644
Rights	103,145	—	—	103,145
Exchange-Traded Fund	876,762	—	—	876,762
Investment of Cash Collateral for Securities Loaned	—	6,509,190	—	6,509,190

Total Investments in Securities	$114,276,551	$6,509,190	$—	$120,785,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 7.7%
AGL Energy Ltd.	41,416	$486,179
Alumina Ltd.(a)	408,769	457,336
Ampol Ltd.	16,789	338,916
APA Group	69,267	530,793
ARB Corp., Ltd.(a)	15,790	195,142
Aristocrat Leisure Ltd.	21,293	373,836
ASX Ltd.	9,378	551,277
Aurizon Holdings Ltd.	134,473	455,516
AusNet Services(a)	269,841	310,262
Australia & New Zealand Banking Group Ltd.	150,209	1,927,728
Bendigo & Adelaide Bank Ltd.(a)	15,829	76,397
BHP Group Ltd.	143,029	3,527,391
BHP Group PLC	118,971	2,431,979
Boral Ltd.	104,592	272,924
Brambles Ltd.	54,258	406,067
Challenger Ltd.(a)	41,264	125,289
Coca-Cola Amatil Ltd.	62,088	370,194
Commonwealth Bank of Australia	93,965	4,491,120
Computershare Ltd.(a)	28,503	260,022
Crown Resorts Ltd.	58,627	390,326
CSL Ltd.	6,704	1,324,707
Data#3 Ltd.(a)	24,739	77,329
Downer EDI Ltd.	29,297	88,349
Evolution Mining Ltd.	51,286	200,210
Fortescue Metals Group Ltd.	135,250	1,289,707
Insurance Australia Group Ltd.	98,673	391,993
Integrated Research Ltd.	8,961	23,753
JB Hi-Fi Ltd.	14,488	429,224
Macquarie Group Ltd.	15,850	1,294,249
Magellan Financial Group Ltd.	9,678	386,538
Medibank Pvt Ltd.	137,521	283,103
Metcash Ltd.(a)	100,035	187,338
Mineral Resources Ltd.	17,330	252,594
National Australia Bank Ltd.	178,079	2,233,906
New Hope Corp., Ltd.(a)	251,803	236,645
Nick Scali Ltd.(a)	11,749	52,418
Orica Ltd.	16,734	191,715
Origin Energy Ltd.	42,206	169,704
OZ Minerals Ltd.	37,832	285,479
Pendal Group Ltd.	40,910	168,154
Perpetual Ltd.(a)	4,767	97,379
Platinum Asset Management Ltd.(a)	61,785	158,670
Premier Investments Ltd.	25,959	308,305
Qantas Airways Ltd.	108,168	281,510
Ramsay Health Care Ltd.	10,181	466,280
REA Group Ltd.(a)	6,339	470,832
Rio Tinto Ltd.	19,298	1,301,562
Santos Ltd.	72,281	263,757
Seven Group Holdings Ltd.(a)	22,038	260,675
Sims Ltd.(a)	30,002	163,805
Sonic Healthcare Ltd.	22,966	481,162
South32 Ltd.	361,146	507,244
Southern Cross Media Group Ltd.(a)	135,011	16,267
Spark Infrastructure Group	232,668	346,015
Star Entertainment Group Ltd. (The)	111,749	218,507
Suncorp Group Ltd.	59,299	376,837
Tabcorp Holdings Ltd.	193,789	450,972
Tassal Group Ltd.	164,448	390,617
Technology One Ltd.	5,421	32,807
Telstra Corp., Ltd.	357,257	769,891
Transurban Group	118,686	1,154,637
Treasury Wine Estates Ltd.	31,075	224,221
Virtus Health Ltd.	1,079	2,102
Washington H Soul Pattinson & Co., Ltd.(a)	14,701	197,676
Wesfarmers Ltd.	85,581	2,641,496
Westpac Banking Corp.	236,246	2,919,664
Whitehaven Coal Ltd.(a)	51,071	50,282
Woodside Petroleum Ltd.	58,107	866,144
Woolworths Group Ltd.	42,699	1,095,967
Worley Ltd.(a)	13,340	80,090

Total Australia		44,141,182

Austria - 0.5%
Andritz AG	10,286	374,308
Erste Group Bank AG	20,670	486,365
Oesterreichische Post AG(a)	11,444	378,531
OMV AG	20,648	690,158
Raiffeisen Bank International AG	13,080	232,996
Telekom Austria AG*	40,812	281,904
UNIQA Insurance Group AG	33,712	226,803
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,940	333,919

Total Austria		3,004,984

Belgium - 0.9%
Ageas S.A./N.V.	13,717	485,913
Anheuser-Busch InBev S.A./N.V.	48,814	2,404,918
Bekaert S.A.	8,313	162,926
Colruyt S.A.	5,347	294,089
Proximus SADP	25,755	524,731
Solvay S.A.	6,223	498,062
UCB S.A.	5,099	590,448

Total Belgium		4,961,087

China - 3.7%
BOC Hong Kong Holdings Ltd.	453,444	1,442,161
China Everbright International Ltd.	435,000	229,554
China Jinmao Holdings Group Ltd.	724,000	509,106
China Mobile Ltd.	1,106,481	7,466,529
China Overseas Land & Investment Ltd.	351,175	1,062,526
China Resources Power Holdings Co., Ltd.	486,000	571,252
China South City Holdings Ltd.	2,974,000	303,138
China Traditional Chinese Medicine Holdings Co., Ltd.	480,000	231,625
China Unicom Hong Kong Ltd.	632,000	341,668
CITIC Ltd.	1,192,000	1,119,646
CITIC Telecom International Holdings Ltd.	674,000	213,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
CNOOC Ltd.	2,909,700	$3,236,149
CPMC Holdings Ltd.(a)	1,166,000	440,798
CSPC Pharmaceutical Group Ltd.	220,800	417,074
Fosun International Ltd.	342,987	436,343
Guangdong Investment Ltd.	268,000	459,896
Lenovo Group Ltd.	641,003	354,806
Shougang Fushan Resources Group Ltd.	1,530,000	319,801
Sino-Ocean Group Holding Ltd.	948,500	227,627
Sinotruk Hong Kong Ltd.(a)	163,500	422,966
Sun Art Retail Group Ltd.	297,000	507,361
Wilmar International Ltd.	267,700	784,841

Total China		21,098,795

Denmark - 1.7%
AP Moller - Maersk A/S Class B	145	168,862
Chr Hansen Holding A/S	2,718	280,158
Coloplast A/S Class B	6,339	981,998
Danske Bank A/S*	70,858	942,645
H. Lundbeck A/S	14,394	540,972
Novo Nordisk A/S Class B	52,661	3,407,595
Novozymes A/S Class B	6,626	382,925
Orsted A/S(b)	10,194	1,175,791
Pandora A/S	11,647	632,376
Scandinavian Tobacco Group A/S Class A(b)	26,929	396,877
Tryg A/S	16,704	483,302
Vestas Wind Systems A/S	4,270	434,596

Total Denmark		9,828,097

Finland - 2.1%
Elisa Oyj	11,058	672,408
Fortum Oyj	64,896	1,232,171
Kesko Oyj Class B	26,365	450,692
Kone Oyj Class B	17,728	1,218,964
Metsa Board Oyj(a)	71,785	485,364
Metso Oyj	10,620	347,936
Neste Oyj	23,952	936,448
Nordea Bank Abp	436,968	3,016,257
Orion Oyj Class B	7,163	346,423
Sampo Oyj Class A	41,490	1,426,877
Stora Enso Oyj Class R	50,660	604,834
UPM-Kymmene Oyj	36,508	1,054,622
Valmet Oyj	10,678	278,597
YIT Oyj	47,849	260,109

Total Finland		12,331,702

France - 8.0%
Air Liquide S.A.	11,908	1,717,282
ALD S.A.(a)(b)	5,016	49,577
AXA S.A.	138,085	2,886,538
Bollore S.A.	121,333	381,025
Capgemini SE	4,588	525,350
Carrefour S.A.	27,487	424,645
Cie Generale des Etablissements Michelin SCA(a)	5,908	612,729
CNP Assurances*	42,013	483,666
Covivio	6,504	471,170
Danone S.A.	22,311	1,542,607
Dassault Systemes SE	3,365	580,516
Edenred	14,180	620,010
Eutelsat Communications S.A.	25,982	239,582
Hermes International	1,051	878,004
ICADE	7,428	517,251
Kering S.A.	3,276	1,781,769
Klepierre S.A.	25,630	510,526
L’Oreal S.A.	10,252	3,289,702
Legrand S.A.	8,077	613,427
LVMH Moet Hennessy Louis Vuitton SE	9,865	4,326,691
Nexity S.A.	9,322	301,536
Orange S.A.(a)	148,041	1,769,968
Pernod Ricard S.A.	5,071	797,654
Publicis Groupe S.A.	10,897	352,605
Sanofi	57,896	5,894,597
Schneider Electric SE	20,697	2,298,548
SEB S.A.	1,628	268,971
Societe BIC S.A.(a)	4,733	240,277
Sodexo S.A.	8,320	562,545
Suez S.A.	49,831	584,023
Thales S.A.	5,473	441,846
TOTAL S.A.	166,426	6,350,654
Valeo S.A.(a)	8,815	231,277
Veolia Environnement S.A.	35,445	796,997
Vinci S.A.	22,062	2,031,873
Vivendi S.A.	33,678	863,933

Total France		46,239,371

Germany - 9.1%
Allianz SE, Registered Shares	20,008	4,084,508
BASF SE	53,212	2,981,081
Bayer AG, Registered Shares	56,515	4,176,009
Bayerische Motoren Werke AG	37,745	2,408,787
Beiersdorf AG	3,604	409,236
Bilfinger SE	4,195	80,097
Brenntag AG	8,158	428,538
Continental AG	8,409	823,189
Covestro AG(b)	13,932	529,676
Daimler AG, Registered Shares	85,524	3,471,954
Deutsche Boerse AG	4,787	865,888
Deutsche Post AG, Registered Shares	64,529	2,359,086
Deutsche Telekom AG, Registered Shares	238,406	4,001,758
Deutsche Wohnen SE, Bearer Shares	9,231	414,194
E.ON SE	115,673	1,301,130
Evonik Industries AG	29,349	745,301
Freenet AG	19,784	318,196
Fresenius Medical Care AG & Co. KGaA	6,627	567,910
Fresenius SE & Co. KGaA	13,380	663,024
Hannover Rueck SE	5,769	993,948
HeidelbergCement AG	9,070	484,289
Hella GmbH & Co. KGaA	8,104	331,313
Henkel AG & Co. KGaA	7,439	619,532
Hochtief AG	5,449	483,178
Infineon Technologies AG	28,387	665,555
Jenoptik AG	2,956	69,189
LEG Immobilien AG	3,733	473,777
Merck KGaA	2,975	345,164
METRO AG	37,887	358,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares		Value
MTU Aero Engines AG	1,762		$305,061
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	7,181		1,866,320
Rheinmetall AG	2,549		221,017
RWE AG	21,337		745,540
SAP SE	19,374		2,705,192
Siemens AG, Registered Shares	35,481		4,174,737
Siemens Healthineers AG(b)	23,775		1,138,878
Software AG	6,985		281,643
Suedzucker AG	33,310		524,892
Symrise AG	4,496		522,642
Talanx AG	14,957		555,709
Telefonica Deutschland Holding AG	394,476		1,163,907
TUI AG(a)	68,170		321,267
Uniper SE	16,478		531,159
United Internet AG, Registered Shares	5,730		242,688
Volkswagen AG(a)	10,481		1,686,890

Total Germany			52,441,173

Hong Kong - 2.5%
AIA Group Ltd.	187,965		1,753,430
Bank of East Asia Ltd. (The)	104,072		237,673
CLP Holdings Ltd.	104,000		1,019,812
Dah Sing Financial Holdings Ltd.	51,200		143,352
Hang Lung Properties Ltd.	241,000		570,904
Hang Seng Bank Ltd.	70,900		1,190,136
Henderson Land Development Co., Ltd.	200,859		761,924
Hong Kong & China Gas Co., Ltd.	433,781		671,622
Hong Kong Exchanges & Clearing Ltd.	28,729		1,223,228
MTR Corp., Ltd.	190,553		987,130
New World Development Co., Ltd.	119,193		565,942
PCCW Ltd.	544,000		310,237
Power Assets Holdings Ltd.	134,000		728,745
Sino Land Co., Ltd.	360,400		453,380
SJM Holdings Ltd.	444,000		492,668
Sun Hung Kai Properties Ltd.	104,000		1,327,768
Swire Pacific Ltd. Class A	64,500		342,038
Swire Properties Ltd.	187,200		475,340
Techtronic Industries Co., Ltd.	46,000		449,883
Television Broadcasts Ltd.	144,500		167,797
Wharf Holdings Ltd. (The)(a)	130,000		264,346

Total Hong Kong			14,137,355

Ireland - 0.3%
CRH PLC	25,467		872,399
Kerry Group PLC Class A	3,368		417,239
Total Produce PLC	171,213		219,220

Total Ireland			1,508,858

Israel - 0.3%
Bank Leumi Le-Israel BM	80,460		402,422
Gazit-Globe Ltd.	8,956		42,206
Harel Insurance Investments & Financial Services Ltd.	29,866		161,370
ICL Group Ltd.	92,614		274,555
Mediterranean Towers Ltd.*	101,532		213,569
Mehadrin Ltd.*	0	‡	3
Naphtha Israel Petroleum Corp., Ltd.*	24,826		80,913
NR Spuntech Industries Ltd.	21,283		54,152
Paz Oil Co., Ltd.	3,414		271,270
Phoenix Holdings Ltd. (The)*	49,020		181,296

Total Israel			1,681,756

Italy - 2.8%
A2A SpA	225,021		318,569
ACEA SpA	16,466		316,059
Anima Holding SpA(b)	93,642		402,606
Assicurazioni Generali SpA	63,494		960,590
ASTM SpA	11,189		255,611
Azimut Holding SpA	14,886		254,299
Banca Farmafactoring SpA(b)	67,858		385,647
Banca Generali SpA	9,278		277,813
Banca Mediolanum SpA	57,088		409,717
Banca Popolare di Sondrio SCPA*	164,322		310,242
Credito Emiliano SpA	63,554		314,075
Enel SpA	509,502		4,393,714
Eni SpA	237,273		2,262,527
ERG SpA	14,718		317,221
Ferrari N.V.	1,931		329,333
Hera SpA	86,366		324,569
Infrastrutture Wireless Italiane SpA(b)	32,538		325,982
Italgas SpA	55,291		321,057
MARR SpA*	10,614		159,028
Piaggio & C. SpA	94,578		228,384
Poste Italiane SpA(b)	66,854		581,174
Recordati SpA	8,723		435,487
Saras SpA*	91,497		71,935
Snam SpA	194,020		944,437
Terna Rete Elettrica Nazionale SpA	113,528		780,100
UnipolSai Assicurazioni SpA(a)	187,364		447,812

Total Italy			16,127,988

Japan - 24.2%
Aeon Co., Ltd.	28,100		652,459
AEON Financial Service Co., Ltd.	19,500		212,379
AGC, Inc.(a)	13,100		372,169
Aisin Seiki Co., Ltd.	14,900		433,665
Alps Alpine Co., Ltd.	12,800		163,730
Amada Co., Ltd.	35,700		291,530
Aoyama Trading Co., Ltd.	38,800		263,258
Aozora Bank Ltd.(a)	13,000		226,055
Asahi Group Holdings Ltd.(a)	14,400		504,003
Asahi Kasei Corp.	55,300		448,818
Astellas Pharma, Inc.	63,600		1,060,835
Azbil Corp.	13,800		420,197
Bandai Namco Holdings, Inc.	10,700		562,051
Bridgestone Corp.(a)	27,700		890,683
Brother Industries Ltd.	17,500		315,011
Canon, Inc.(a)	76,600		1,515,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
Casio Computer Co., Ltd.	18,800	$325,865
Chiba Bank Ltd. (The)	64,800	305,125
Chubu Electric Power Co., Inc.	38,700	484,983
Chugai Pharmaceutical Co., Ltd.(a)	31,800	1,699,282
Citizen Watch Co., Ltd.	67,700	219,632
Cosmo Energy Holdings Co., Ltd.	9,900	144,070
Dai-ichi Life Holdings, Inc.	42,133	501,058
Daido Steel Co., Ltd.(a)	5,000	153,172
Daiichi Sankyo Co., Ltd.	13,000	1,061,111
Daikin Industries Ltd.	6,400	1,028,354
Daito Trust Construction Co., Ltd.	4,600	422,500
Daiwa House Industry Co., Ltd.	30,200	711,576
Denka Co., Ltd.	12,900	315,311
Denso Corp.	30,700	1,196,584
Dentsu Group, Inc.(a)	13,000	307,874
DIC Corp.(a)	12,800	320,460
Disco Corp.	2,300	556,213
East Japan Railway Co.	9,600	665,064
Eisai Co., Ltd.	10,700	847,590
ENEOS Holdings, Inc.	166,000	587,774
FamilyMart Co., Ltd.	12,800	219,374
FANUC Corp.	12,800	2,285,100
Fast Retailing Co., Ltd.	1,300	743,477
FCC Co., Ltd.	12,800	219,018
FIDEA Holdings Co., Ltd.	322,300	301,731
Fuji Electric Co., Ltd.	10,000	272,883
FUJIFILM Holdings Corp.	12,800	546,953
Fujikura Ltd.	75,200	216,082
Fujitsu Ltd.	7,600	889,021
Fukuoka Financial Group, Inc.	12,800	201,815
Gunma Bank Ltd. (The)	104,500	331,269
Hamamatsu Photonics K.K.	9,400	406,896
Hanwa Co., Ltd.	15,100	275,869
Haseko Corp.	47,900	602,940
Hino Motors Ltd.	34,900	235,503
Hiroshima Bank Ltd. (The)	87,500	412,013
Hitachi Ltd.	24,200	763,337
Hitachi Metals Ltd.(a)	24,800	294,929
Hitachi Zosen Corp.	127,800	465,546
Hokuhoku Financial Group, Inc.(a)	26,500	218,858
Honda Motor Co., Ltd.	82,600	2,109,694
Horiba Ltd.(a)	5,600	294,832
Hoya Corp.	9,900	941,503
Hyakugo Bank Ltd. (The)	107,000	326,301
Idemitsu Kosan Co., Ltd.	12,651	268,182
IHI Corp.	11,200	161,743
Isuzu Motors Ltd.	38,700	349,138
ITOCHU Corp.	80,900	1,740,829
Iyo Bank Ltd. (The)(a)	90,500	551,967
Japan Exchange Group, Inc.	32,200	743,777
Japan Post Holdings Co., Ltd.	182,700	1,298,383
Japan Post Insurance Co., Ltd.	22,900	299,928
Japan Steel Works Ltd. (The)(a)	18,700	265,372
Japan Tobacco, Inc.(a)	144,244	2,676,038
Japan Wool Textile Co., Ltd. (The)(a)	40,800	403,897
JSR Corp.	18,500	356,676
JTEKT Corp.	23,500	182,319
Kajima Corp.	25,000	297,539
Kaneka Corp.	11,600	301,061
Kanematsu Corp.	20,100	239,967
Kansai Electric Power Co., Inc. (The)	57,400	555,990
Kao Corp.(a)	11,900	941,984
Kawasaki Heavy Industries Ltd.	12,800	183,900
KDDI Corp.	108,500	3,252,435
Keiyo Bank Ltd. (The)	35,700	171,410
Keyence Corp.	1,400	584,344
Kintetsu World Express, Inc.	31,500	543,954
Kirin Holdings Co., Ltd.(a)	34,200	721,026
Kitz Corp.	62,700	399,267
Koito Manufacturing Co., Ltd.	7,700	309,756
Komatsu Ltd.	48,000	980,377
Kubota Corp.(a)	32,200	479,933
Kuraray Co., Ltd.(a)	31,200	325,346
Kyowa Kirin Co., Ltd.(a)	14,500	380,224
Lawson, Inc.	11,100	556,620
Lintec Corp.	14,800	350,914
LIXIL Group Corp.	27,600	385,277
Mabuchi Motor Co., Ltd.(a)	8,800	279,779
Makita Corp.	12,600	457,237
Marubeni Corp.	94,400	426,565
Marui Group Co., Ltd.	17,200	310,249
Maruwa Unyu Kikan Co., Ltd.(a)	10,500	294,411
Mebuki Financial Group, Inc.	128,500	297,771
Michinoku Bank Ltd. (The)	21,000	219,178
Mitsubishi Chemical Holdings Corp.	99,200	576,893
Mitsubishi Corp.	72,300	1,521,259
Mitsubishi Electric Corp.	74,400	965,128
Mitsubishi Estate Co., Ltd.	34,600	513,941
Mitsubishi Gas Chemical Co., Inc.	19,500	294,619
Mitsubishi Heavy Industries Ltd.	13,000	306,428
Mitsubishi UFJ Financial Group, Inc.	531,700	2,077,812
Mitsui Chemicals, Inc.	13,000	270,761
Mitsui Fudosan Co., Ltd.	22,500	398,237
Mizuho Financial Group, Inc.	1,319,900	1,617,378
MS&AD Insurance Group Holdings, Inc.	24,530	673,248
Murata Manufacturing Co., Ltd.	15,400	901,575
NEC Corp.	9,800	469,630
NGK Insulators Ltd.	24,000	331,019
NGK Spark Plug Co., Ltd.	17,100	244,727
NHK Spring Co., Ltd.	38,000	245,854
Nichias Corp.	15,600	324,334
Nichiha Corp.	8,400	179,002
Nidec Corp.	9,600	640,326
Nifco, Inc.(a)	10,900	232,276
Nihon Parkerizing Co., Ltd.	26,900	269,536
Nikon Corp.	24,900	208,183
Nintendo Co., Ltd.	4,100	1,824,545
Nippon Express Co., Ltd.	8,900	460,323
Nippon Paint Holdings Co., Ltd.(a)	5,000	363,350
Nippon Steel Trading Corp.	9,300	292,659
Nippon Telegraph & Telephone Corp.	162,700	3,793,594
Nishi-Nippon Financial Holdings, Inc.	48,400	326,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
Nishimatsu Construction Co., Ltd.	12,800	$254,256
Nisso Corp.(a)	9,000	55,059
NOK Corp.(a)	20,600	254,528
Nomura Real Estate Holdings, Inc.	24,200	448,626
Nomura Research Institute Ltd.	25,900	702,686
North Pacific Bank Ltd.	205,400	396,007
NSK Ltd.	48,400	358,452
NTN Corp.	138,500	276,011
NTT Data Corp.	34,600	384,534
NTT DOCOMO, Inc.	184,055	4,916,777
Oji Holdings Corp.	55,100	255,875
Okasan Securities Group, Inc.(a)	119,500	359,990
Olympus Corp.	20,900	402,076
Omron Corp.	9,000	602,308
Ono Pharmaceutical Co., Ltd.	21,400	622,253
Oracle Corp.	6,000	707,420
Oriental Land Co., Ltd.	2,100	277,184
Otsuka Holdings Co., Ltd.(a)	18,700	814,490
Panasonic Corp.	104,000	905,764
Pola Orbis Holdings, Inc.(a)	18,900	328,650
Recruit Holdings Co., Ltd.	23,800	812,269
Resona Holdings, Inc.	112,100	382,170
Ricoh Co., Ltd.	34,400	245,202
Rohm Co., Ltd.	5,200	344,144
Ryohin Keikaku Co., Ltd.	17,700	250,197
San-In Godo Bank Ltd. (The)	64,800	324,946
SBI Holdings, Inc.	17,800	384,098
Secom Co., Ltd.	8,600	751,150
Seiko Epson Corp.	21,900	250,291
Sekisui Chemical Co., Ltd.	29,200	417,355
Sekisui House Ltd.	48,300	918,902
Senshu Ikeda Holdings, Inc.	240,600	356,824
Seven & I Holdings Co., Ltd.	27,500	897,252
Sharp Corp.	19,800	210,324
Shimizu Corp.	44,300	363,401
Shin-Etsu Chemical Co., Ltd.	12,800	1,494,332
Shionogi & Co., Ltd.	11,900	744,543
Siix Corp.(a)	25,300	231,929
SKY Perfect JSAT Holdings, Inc.(a)	116,700	432,683
SMC Corp.	1,300	664,912
Softbank Corp.	145,300	1,851,856
SoftBank Group Corp.	12,800	646,614
Sojitz Corp.	132,100	287,746
Sompo Holdings, Inc.	14,200	487,921
Sony Corp.	12,100	828,163
Sony Financial Holdings, Inc.	16,400	394,476
Stanley Electric Co., Ltd.	13,000	312,694
Subaru Corp.	53,200	1,105,323
Sumitomo Chemical Co., Ltd.	109,900	328,014
Sumitomo Corp.	63,800	730,047
Sumitomo Forestry Co., Ltd.	21,700	272,143
Sumitomo Heavy Industries Ltd.	12,900	280,396
Sumitomo Mitsui Financial Group, Inc.(a)	49,900	1,402,390
Sumitomo Mitsui Trust Holdings, Inc.	13,107	367,509
Sundrug Co., Ltd.	9,900	327,599
Suntory Beverage & Food Ltd.(a)	12,800	498,902
Suzuki Motor Corp.	11,900	403,377
Sysmex Corp.	5,100	389,053
T&D Holdings, Inc.	35,100	299,644
Taisei Corp.	10,800	392,418
Takeda Pharmaceutical Co., Ltd.	65,800	2,346,929
Tatsuta Electric Wire and Cable Co., Ltd.	63,200	335,083
Terumo Corp.	13,500	510,669
Toda Corp.(a)	56,900	366,552
Toho Bank Ltd. (The)	104,900	216,830
Toho Co., Ltd.	11,200	404,356
Tohoku Electric Power Co., Inc.	40,100	381,356
Tokai Rika Co., Ltd.	24,300	351,149
Tokai Tokyo Financial Holdings, Inc.	116,600	257,226
Tokio Marine Holdings, Inc.	24,700	1,075,595
Tokyo Century Corp.(a)	6,200	316,652
Tokyo Electron Ltd.	10,700	2,622,311
Tokyo Gas Co., Ltd.	19,600	468,721
Tokyo Seimitsu Co., Ltd.	13,000	414,515
Tokyu Construction Co., Ltd.	39,300	203,266
Toray Industries, Inc.	47,700	224,385
Toshiba Corp.	11,300	359,786
Tosoh Corp.	24,400	332,465
TOTO Ltd.	9,300	354,725
Toyobo Co., Ltd.	36,500	507,485
Toyoda Gosei Co., Ltd.	12,800	266,002
Toyota Boshoku Corp.	19,700	264,225
Toyota Motor Corp.	124,810	7,822,823
Toyota Tsusho Corp.	16,500	417,375
Trend Micro, Inc.	10,400	580,322
TS Tech Co., Ltd.	8,000	219,271
UACJ Corp.	13,000	232,321
Ube Industries Ltd.	15,800	271,230
Wacoal Holdings Corp.	13,400	247,543
West Japan Railway Co.	9,920	555,928
Yamaguchi Financial Group, Inc.	42,600	261,401
Yamaha Corp.	6,900	324,262
Yamaha Motor Co., Ltd.	24,100	377,076
Yamato Holdings Co., Ltd.	12,600	272,123
Yamazen Corp.	31,200	262,591
Yokohama Rubber Co., Ltd. (The)(a)	14,200	199,275
Yuasa Trading Co., Ltd.	13,000	349,326
Z Holdings Corp.	206,210	1,005,390

Total Japan		139,013,159

Macau - 0.1%
Galaxy Entertainment Group Ltd.	129,000	877,981

Netherlands - 2.5%
ABN AMRO Bank N.V. CVA(b)	71,077	611,978
Akzo Nobel N.V.	6,049	541,748
AMG Advanced Metallurgical Group N.V.	174	3,105
ASML Holding N.V.	6,624	2,432,053
Euronext N.V.(b)	3,821	383,021
Heineken Holding N.V.	8,056	659,154
Heineken N.V.	11,889	1,095,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
Koninklijke Ahold Delhaize N.V.	42,179	$1,149,277
Koninklijke DSM N.V.	6,519	902,048
Koninklijke KPN N.V.	254,973	675,840
Koninklijke Vopak N.V.	5,562	294,107
NN Group N.V.	17,022	571,636
Royal Dutch Shell PLC Class B	278,422	4,210,785
SBM Offshore N.V.	17,455	255,154
Wolters Kluwer N.V.	9,057	707,183

Total Netherlands		14,492,847

New Zealand - 0.6%
Arvida Group Ltd.	259,996	242,690
Chorus Ltd.	63,538	305,951
Fisher & Paykel Healthcare Corp., Ltd.	30,669	702,857
Infratil Ltd.	81,181	245,623
Mercury NZ Ltd.	122,786	371,504
Meridian Energy Ltd.	177,033	548,172
SKYCITY Entertainment Group Ltd.	43,296	66,614
Spark New Zealand Ltd.	164,484	482,843
Vector Ltd.	119,206	276,260

Total New Zealand		3,242,514

Norway - 1.5%
Aker ASA Class A*	6,334	230,065
Aker BP ASA	34,920	634,547
DNB ASA	93,625	1,233,517
Elkem ASA(b)	143,715	292,138
Equinor ASA	192,933	2,731,901
Gjensidige Forsikring ASA*	26,468	485,900
Leroy Seafood Group ASA	57,448	343,961
Mowi ASA	36,566	692,317
Orkla ASA	69,312	605,681
SpareBank 1 SR-Bank ASA	28,231	204,555
Telenor ASA	74,756	1,085,655
Yara International ASA	5,791	200,437

Total Norway		8,740,674

Portugal - 0.4%
Altri, SGPS, S.A.(a)	17,698	84,837
EDP - Energias de Portugal S.A.	197,711	943,751
Galp Energia, SGPS, S.A.	44,055	509,401
Jeronimo Martins, SGPS, S.A.(a)	20,094	351,731
NOS, SGPS, S.A.(a)	46,226	201,653

Total Portugal		2,091,373

Singapore - 1.8%
CapitaLand Ltd.*	196,600	411,506
China Aviation Oil Singapore Corp., Ltd.	459,000	329,020
ComfortDelGro Corp., Ltd.	244,800	254,443
DBS Group Holdings Ltd.	138,100	2,059,052
Genting Singapore Ltd.	1,008,700	549,523
Jardine Cycle & Carriage Ltd.	27,655	399,645
Keppel Corp., Ltd.(a)	77,600	331,527
NetLink NBN Trust	130,600	90,808
Olam International Ltd.	292,200	291,142
Oversea-Chinese Banking Corp., Ltd.	148,169	955,895
SATS Ltd.	121,200	248,473
Sembcorp Industries Ltd.	112,200	140,748
Singapore Exchange Ltd.	66,100	395,164
Singapore Post Ltd.	494,200	272,774
Singapore Technologies Engineering Ltd.	165,200	390,782
Singapore Telecommunications Ltd.	911,100	1,606,613
StarHub Ltd.	272,900	254,306
United Overseas Bank Ltd.	59,401	861,390
Venture Corp., Ltd.	18,700	216,885
Yanlord Land Group Ltd.	421,400	353,420

Total Singapore		10,413,116

Spain - 3.2%
Acciona S.A.(a)	3,040	297,563
ACS Actividades de Construccion y Servicios S.A.	16,169	407,515
Aena SME S.A.*(b)	7,384	984,419
CaixaBank S.A.	364,442	777,918
Cellnex Telecom S.A.(b)	8,594	523,544
Cia de Distribucion Integral Logista Holdings S.A.	12,613	235,160
Cie Automotive S.A.(a)	3,843	67,420
ContourGlobal PLC(b)	10,271	24,113
Ebro Foods S.A.(a)	2,095	43,389
Enagas S.A.(a)	18,398	449,436
Endesa S.A.(a)	67,367	1,659,295
Euskaltel S.A.(b)	30,364	269,416
Ferrovial S.A.	30,614	814,904
Grifols S.A.	10,450	317,249
Iberdrola S.A.	272,607	3,159,763
Industria de Diseno Textil S.A.	120,265	3,183,733
Mapfre S.A.	158,104	281,278
Mediaset Espana Comunicacion S.A.*	42,916	158,678
Naturgy Energy Group S.A.(a)	58,283	1,084,354
Prosegur Cash S.A.(b)	17,481	14,686
Prosegur Cia de Seguridad S.A.	80,298	186,867
Red Electrica Corp. S.A.(a)	28,982	540,512
Repsol S.A.	102,125	893,067
Telefonica S.A.(a)	300,086	1,431,416
Unicaja Banco S.A.*(b)	323,781	165,463
Viscofan S.A.	1,332	86,920
Zardoya Otis S.A.	44,925	307,286

Total Spain		18,365,364

Sweden - 2.1%
Assa Abloy AB Class B	23,996	487,948
Atlas Copco AB Class A	15,741	666,699
Atlas Copco AB Class B	19,363	716,190
Axfood AB	19,878	433,974
Bilia AB Class A	29,349	237,050
Boliden AB	20,029	455,759
Castellum AB	21,467	401,038
Essity AB Class B*	19,690	636,351
Evolution Gaming Group AB(b)	4,190	249,871
Fabege AB	22,241	259,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
Hexpol AB*	31,998	$236,980
Husqvarna AB Class B	37,109	303,909
ICA Gruppen AB(a)	9,675	458,793
Investment AB Latour Class B	27,508	498,983
JM AB	8,936	201,132
NCC AB Class B	14,600	236,317
Resurs Holding AB(b)	43,845	180,055
Samhallsbyggnadsbolaget i Norden AB(a)	92,319	235,835
Securitas AB Class B*	30,721	413,992
Svenska Handelsbanken AB Class A*	118,026	1,120,383
Swedish Match AB	9,335	656,290
Tele2 AB Class B	29,586	392,346
Telefonaktiebolaget LM Ericsson Class B	56,342	521,049
Telia Co. AB	266,331	994,813
Volvo AB Class A*	18,807	289,070
Volvo AB Class B*	68,445	1,071,858

Total Sweden		12,356,655

Switzerland - 9.7%
ABB Ltd., Registered Shares	115,222	2,593,726
Adecco Group AG, Registered Shares	12,078	566,712
Baloise Holding AG, Registered Shares	3,641	546,025
Cembra Money Bank AG	3,892	380,143
Cie Financiere Richemont S.A., Registered Shares	14,028	894,784
Coca-Cola HBC AG	12,173	305,031
Credit Suisse Group AG, Registered Shares	98,089	1,014,275
EFG International AG*	36,887	262,380
EMS-Chemie Holding AG, Registered Shares	890	689,420
Geberit AG, Registered Shares	1,156	578,518
Givaudan S.A., Registered Shares	299	1,113,263
Helvetia Holding AG, Registered Shares	3,607	336,318
Julius Baer Group Ltd.	11,443	478,829
Kuehne + Nagel International AG, Registered Shares*	7,142	1,186,376
LafargeHolcim Ltd., Registered Shares*	29,991	1,313,837
Logitech International S.A., Registered Shares	10,514	686,397
Lonza Group AG, Registered Shares	1,210	638,744
Nestle S.A., Registered Shares	86,669	9,580,192
Novartis AG, Registered Shares	91,401	7,950,262
OC Oerlikon Corp. AG, Registered Shares	30,810	251,182
Partners Group Holding AG	1,019	924,203
Roche Holding AG, Bearer Shares	5,696	1,953,670
Roche Holding AG Genusschein	25,434	8,813,523
Schindler Holding AG, Participation Certificate	2,009	472,806
SGS S.A., Registered Shares	301	735,386
STMicroelectronics N.V.(a)	25,725	699,789
Sunrise Communications Group AG*(b)	5,297	469,857
Swiss Life Holding AG, Registered Shares	1,510	559,348
Swiss Re AG	19,097	1,472,457
Swisscom AG, Registered Shares	2,424	1,268,600
Tecan Group AG, Registered Shares	1,006	356,302
UBS Group AG, Registered Shares	237,299	2,730,986
Vifor Pharma AG	2,480	373,093
Vontobel Holding AG, Registered Shares	7,008	491,459
Zurich Insurance Group AG	8,487	2,993,357

Total Switzerland		55,681,250

United Kingdom - 13.6%
Admiral Group PLC	17,099	485,722
Anglo American PLC	61,643	1,423,850
Antofagasta PLC	52,330	606,243
Ashmore Group PLC(a)	40,568	209,125
AstraZeneca PLC	50,438	5,248,070
BAE Systems PLC	137,530	821,452
Balfour Beatty PLC	101,142	325,925
Berkeley Group Holdings PLC	3,908	201,116
Bodycote PLC	42,670	330,837
BP PLC	1,453,122	5,515,710
Brewin Dolphin Holdings PLC	95,008	305,806
British American Tobacco PLC	197,013	7,557,265
Chemring Group PLC	81,209	242,827
Coca-Cola European Partners PLC(a)	14,676	555,489
Croda International PLC	3,450	224,054
Daily Mail & General Trust PLC Class A Non-Voting Shares	29,466	250,852
DCC PLC	4,155	345,513
Derwent London PLC	7,352	252,176
Diageo PLC	61,330	2,032,024
Diversified Gas & Oil PLC	153,729	182,350
Drax Group PLC	70,273	223,325
easyJet PLC(a)	31,332	263,254
Electrocomponents PLC	29,490	244,498
Evraz PLC	192,029	684,290
Fiat Chrysler Automobiles N.V.*	89,574	899,811
Fresnillo PLC	50,132	521,189
GlaxoSmithKline PLC	306,688	6,201,796
Halfords Group PLC	42,313	79,469
Halma PLC	14,460	411,472
Hargreaves Lansdown PLC	12,804	257,639
HomeServe PLC	11,387	183,611
Imperial Brands PLC	118,745	2,257,309
Informa PLC	48,284	280,639
Intertek Group PLC	4,801	322,707
J Sainsbury PLC	26,892	69,346
Legal & General Group PLC	390,653	1,066,265
Liontrust Asset Management PLC	11,507	185,546
London Stock Exchange Group PLC	6,728	694,811
Marston’s PLC	318,310	209,041
Mondi PLC	20,728	386,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2020

Investments	Shares	Value
Moneysupermarket.com Group PLC	64,164	$256,554
National Grid PLC	241,398	2,950,502
Paragon Banking Group PLC	60,064	259,753
Pearson PLC	22,386	159,267
Pennon Group PLC	35,033	484,379
Persimmon PLC*	46,029	1,300,127
Phoenix Group Holdings PLC	47,479	377,803
Polar Capital Holdings PLC	25,232	156,507
Prudential PLC	81,955	1,233,898
QinetiQ Group PLC	84,842	311,767
Quilter PLC(b)	132,717	228,185
Reckitt Benckiser Group PLC	22,457	2,062,223
RELX PLC	46,145	1,066,214
Rio Tinto PLC	73,015	4,103,989
Rotork PLC	74,811	258,822
Royal Dutch Shell PLC Class A	281,653	4,478,897
Sage Group PLC (The)	48,410	401,840
Segro PLC	64,265	710,683
Severn Trent PLC	14,521	444,786
Smith & Nephew PLC	21,722	404,072
Spectris PLC	6,728	209,906
Speedy Hire PLC	284,749	199,139
Spirax-Sarco Engineering PLC	2,953	363,997
SSE PLC	108,218	1,824,531
Standard Life Aberdeen PLC	246,779	815,967
Tate & Lyle PLC	34,212	282,210
TechnipFMC PLC(a)	30,100	207,100
Tesco PLC	269,998	760,964
Unilever N.V.	58,162	3,086,590
Unilever PLC	39,409	2,120,614
United Utilities Group PLC	44,026	495,136
Vistry Group PLC	678	5,949
Vodafone Group PLC	2,034,708	3,239,652
WM Morrison Supermarkets PLC	139,142	327,601

Total United Kingdom		78,148,910

TOTAL COMMON STOCKS (Cost: $586,976,449)		570,926,191

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/10/20*(a)	16,352	25,501
Repsol S.A., expiring 7/9/20*(a)	104,472	50,842
Telefonica S.A., expiring 7/6/20*(a)	307,184	60,412

TOTAL RIGHTS (Cost: $149,958)		136,755

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $20,848,732)	20,848,732	20,848,732

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $607,975,139)		591,911,678
Other Assets less Liabilities - (3.0)%		(16,969,777)

NET ASSETS - 100.0%		$574,941,901

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,512,825 and the total market value of the collateral held by the Fund was $34,242,996. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,394,264.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International Dividend ex-Financials Fund^	$510,748	$1,922,985	$2,423,484	$43,749	$(53,998)	$—	$22,713

^	As of June 30, 2020, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$570,926,191	$—	$—	$570,926,191
Rights	136,755	—	—	136,755
Investment of Cash Collateral for Securities Loaned	—	20,848,732	—	20,848,732

Total Investments in Securities	$571,062,946	$20,848,732	$—	$591,911,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 3.8%
Altium Ltd.	20,397	$456,127
Appen Ltd.	9,626	224,805
Aristocrat Leisure Ltd.	108,563	1,906,013
Beach Energy Ltd.	471,834	493,784
BlueScope Steel Ltd.	106,934	860,665
carsales.com Ltd.	63,052	770,116
Computershare Ltd.	135,622	1,237,229
Corporate Travel Management Ltd.	32,586	217,400
CSL Ltd.	63,672	12,581,554
Domino’s Pizza Enterprises Ltd.(a)	30,695	1,451,660
IDP Education Ltd.(a)	32,830	350,127
Invocare Ltd.(a)	35,860	258,747
Magellan Financial Group Ltd.	78,026	3,116,349
NIB Holdings Ltd.	162,041	514,316
Northern Star Resources Ltd.	94,116	865,713
Pendal Group Ltd.(a)	233,361	959,194
Reece Ltd.	91,814	580,936
Regis Resources Ltd.	143,983	517,471
St Barbara Ltd.	329,575	714,774
Technology One Ltd.	75,415	456,405
Viva Energy Group Ltd.(b)	397,271	497,808
Webjet Ltd.(a)	57,056	130,420

Total Australia		29,161,613

Austria - 0.1%
S IMMO AG	23,143	414,849

China - 2.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	295,000	397,370
China Overseas Land & Investment Ltd.	3,906,000	11,818,114
CSPC Pharmaceutical Group Ltd.	1,288,800	2,434,443
Guangdong Investment Ltd.	2,470,000	4,238,593

Total China		18,888,520

Denmark - 8.3%
Ambu A/S Class B(a)	7,993	251,018
Chr Hansen Holding A/S	14,863	1,532,002
Coloplast A/S Class B	49,063	7,600,534
DSV Panalpina A/S	8,834	1,078,033
GN Store Nord A/S	10,251	545,921
Novo Nordisk A/S Class B	531,407	34,386,360
Novozymes A/S Class B	46,351	2,678,683
Orsted A/S(b)	82,949	9,567,457
Rockwool International A/S Class B	2,982	806,620
Royal Unibrew A/S*	15,229	1,266,339
SimCorp A/S	7,309	787,519
Vestas Wind Systems A/S	30,642	3,118,710

Total Denmark		63,619,196

Finland - 3.3%
Kone Oyj Class B	175,640	12,076,874
Metsa Board Oyj(a)	259,020	1,751,328
Neste Oyj	195,732	7,652,505
Nokian Renkaat Oyj	83,009	1,821,745
Wartsila Oyj Abp	258,913	2,139,693

Total Finland		25,442,145

France - 4.8%
Cie Plastic Omnium S.A.	55,789	1,136,015
Gaztransport Et Technigaz S.A.	15,755	1,201,506
Hermes International	9,121	7,619,674
Ipsen S.A.	9,766	829,781
Kering S.A.	31,535	17,151,426
Rubis SCA	37,495	1,801,573
Sartorius Stedim Biotech	4,532	1,145,276
Teleperformance	7,085	1,797,604
Trigano S.A.	7,492	784,665
Valeo S.A.	147,816	3,878,217

Total France		37,345,737

Germany - 7.6%
Bechtle AG	5,605	988,355
CANCOM SE	4,864	257,854
Dermapharm Holding SE	12,977	645,459
Deutsche Wohnen SE, Bearer Shares	86,306	3,872,537
Fuchs Petrolub SE	25,946	874,238
Hochtief AG	39,202	3,476,147
Infineon Technologies AG	249,248	5,843,808
MTU Aero Engines AG	8,301	1,437,182
Nemetschek SE	7,578	520,887
SAP SE	191,715	26,769,168
Siemens Healthineers AG(b)	226,015	10,826,649
Siltronic AG	30,756	3,135,868

Total Germany		58,648,152

Hong Kong - 0.5%
Techtronic Industries Co., Ltd.	367,500	3,594,178
Vitasoy International Holdings Ltd.	90,000	344,303

Total Hong Kong		3,938,481

Indonesia - 0.1%
First Resources Ltd.	444,100	442,492

Ireland - 0.3%
Hibernia REIT PLC	266,330	335,024
Kerry Group PLC Class A	14,385	1,782,063

Total Ireland		2,117,087

Israel - 0.2%
ICL Group Ltd.	533,201	1,580,676

Italy - 1.1%
DiaSorin SpA(a)	6,171	1,181,035
Ferrari N.V.	18,994	3,239,433
Interpump Group SpA	14,954	444,075
Recordati SpA	63,943	3,192,292
Reply SpA	5,678	458,205

Total Italy		8,515,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

Investments	Shares	Value
Japan - 23.2%
Advantest Corp.	81,600	$4,628,929
Asahi Intecc Co., Ltd.(a)	12,200	346,601
Astellas Pharma, Inc.	643,300	10,730,114
Bandai Namco Holdings, Inc.	72,200	3,792,533
Benefit One, Inc.	7,200	144,487
Chugai Pharmaceutical Co., Ltd.(a)	241,200	12,888,891
Daifuku Co., Ltd.	18,300	1,597,868
Daito Trust Construction Co., Ltd.	40,600	3,729,021
Disco Corp.	7,100	1,717,004
Elecom Co., Ltd.	7,400	360,792
en-japan, Inc.	11,250	276,962
Fast Retailing Co., Ltd.	8,200	4,689,623
Funai Soken Holdings, Inc.(a)	9,600	215,785
GMO Payment Gateway, Inc.	3,300	343,811
Harmonic Drive Systems, Inc.	8,100	443,722
Haseko Corp.	273,200	3,438,899
Hikari Tsushin, Inc.	8,900	2,025,258
Hoya Corp.	46,400	4,412,699
Infocom Corp.	5,200	142,188
Japan Lifeline Co., Ltd.	12,600	166,194
Japan Material Co., Ltd.	12,800	200,510
JINS Holdings, Inc.	3,500	212,495
Kakaku.com, Inc.	51,600	1,305,245
Kaken Pharmaceutical Co., Ltd.	12,800	653,733
Kao Corp.(a)	83,400	6,601,808
Keyence Corp.	8,900	3,714,761
Kobe Bussan Co., Ltd.(a)	6,600	371,952
Konami Holdings Corp.	30,000	998,285
Kose Corp.	3,700	444,473
Koshidaka Holdings Co., Ltd.(a)	50,600	195,111
Kotobuki Spirits Co., Ltd.	1,500	61,385
Kusuri no Aoki Holdings Co., Ltd.	900	70,575
Lasertec Corp.	7,800	734,560
M3, Inc.	28,200	1,198,471
Mani, Inc.(a)	5,200	137,128
Maruwa Unyu Kikan Co., Ltd.	5,600	157,019
McDonald’s Holdings Co., Japan Ltd.(a)	14,600	787,616
Meitec Corp.	14,200	683,116
Mixi, Inc.	75,100	1,324,700
MonotaRO Co., Ltd.(a)	10,800	432,461
Murata Manufacturing Co., Ltd.	160,420	9,391,600
Nidec Corp.	58,600	3,908,658
Nihon M&A Center, Inc.	12,100	546,202
Nintendo Co., Ltd.	36,900	16,420,902
Nippon Shinyaku Co., Ltd.	5,500	447,096
Nissan Chemical Corp.	33,800	1,729,397
Obic Co., Ltd.	10,500	1,836,539
Open House Co., Ltd.	34,100	1,166,325
Oracle Corp.	24,900	2,935,793
Outsourcing, Inc.(a)	60,500	381,332
Pigeon Corp.(a)	25,500	985,633
Pilot Corp.(a)	8,700	264,101
Recruit Holdings Co., Ltd.	162,500	5,545,952
Relo Group, Inc.	14,000	263,169
Round One Corp.(a)	43,800	316,265
SCSK Corp.	18,700	908,263
Seria Co., Ltd.	16,100	572,308
Shimano, Inc.	9,100	1,750,243
Shin-Etsu Chemical Co., Ltd.	105,500	12,316,564
Shionogi & Co., Ltd.	55,300	3,459,934
Showa Denko K.K.(a)	90,600	2,028,916
SMS Co., Ltd.	12,400	277,803
Sysmex Corp.	18,000	1,373,129
Systena Corp.	4,500	59,271
TechnoPro Holdings, Inc.	9,200	524,447
Toei Animation Co., Ltd.(a)	10,200	475,562
Tokai Carbon Co., Ltd.(a)	105,500	988,650
Tokyo Electron Ltd.	99,900	24,483,070
Tosho Co., Ltd.	13,400	158,487
Trend Micro, Inc.	57,800	3,225,249
Ulvac, Inc.(a)	24,600	709,144
United Arrows Ltd.	22,500	379,988
USS Co., Ltd.	96,300	1,537,979
Workman Co., Ltd.(a)	5,900	517,894
ZOZO, Inc.	24,200	537,454

Total Japan		178,800,104

Kazakhstan - 0.1%
KAZ Minerals PLC	91,329	564,231

Macau - 0.9%
Galaxy Entertainment Group Ltd.	985,000	6,703,966

Netherlands - 4.9%
ASM International N.V.	14,598	2,255,235
ASML Holding N.V.	60,701	22,286,842
Corbion N.V.	6,708	241,468
Euronext N.V.(b)	20,489	2,053,841
Koninklijke DSM N.V.	46,640	6,453,674
Wolters Kluwer N.V.	53,291	4,161,035

Total Netherlands		37,452,095

New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	112,968	2,588,944
Mainfreight Ltd.	26,629	675,411
Ryman Healthcare Ltd.	121,764	1,025,284

Total New Zealand		4,289,639

Norway - 2.2%
Borregaard ASA	35,815	379,423
Mowi ASA	294,261	5,571,346
Telenor ASA	781,916	11,355,492

Total Norway		17,306,261

Portugal - 0.4%
Jeronimo Martins, SGPS, S.A.	188,955	3,307,524

Singapore - 0.6%
SATS Ltd.	373,100	764,894
Sheng Siong Group Ltd.	785,600	929,171
Singapore Technologies Engineering Ltd.	1,355,100	3,205,498

Total Singapore		4,899,563

Spain - 4.7%
Cie Automotive S.A.(a)	62,926	1,103,949
Ence Energia y Celulosa S.A.(a)	144,969	474,463
Faes Farma S.A.	149,789	609,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

Investments	Shares	Value
Grifols S.A.	85,268	$2,588,629
Industria de Diseno Textil S.A.	1,191,782	31,549,623
Prosegur Cash S.A.(b)	2,179	1,831

Total Spain		36,327,508

Sweden - 1.8%
AAK AB*	50,449	866,930
AddTech AB Class B	7,512	301,878
Atlas Copco AB Class B	119,609	4,424,043
Beijer Ref AB(a)	15,463	467,044
Epiroc AB Class A(a)	183,241	2,283,469
Epiroc AB Class B	6,474	79,182
Evolution Gaming Group AB(b)	30,021	1,790,308
Hexpol AB*	114,252	846,161
Lifco AB Class B	7,613	482,112
Loomis AB*	9,642	230,374
Mycronic AB	35,513	669,729
Paradox Interactive AB	13,753	296,711
Sectra AB Class B*	7,168	407,769
Sweco AB Class B	23,297	1,046,242

Total Sweden		14,191,952

Switzerland - 8.3%
Givaudan S.A., Registered Shares	2,209	8,224,740
Kuehne + Nagel International AG, Registered Shares*	62,027	10,303,467
Logitech International S.A., Registered Shares	39,279	2,564,296
Partners Group Holding AG	9,717	8,813,033
Roche Holding AG, Bearer Shares	49,254	16,893,620
Schindler Holding AG, Participation Certificate	7,146	1,681,767
Schindler Holding AG, Registered Shares	16,265	3,831,300
SFS Group AG	12,392	1,160,013
SGS S.A., Registered Shares	2,723	6,652,678
Sonova Holding AG, Registered Shares	8,269	1,650,658
Straumann Holding AG, Registered Shares	1,454	1,249,070
Temenos AG, Registered Shares	5,399	838,439

Total Switzerland		63,863,081

United Kingdom - 19.6%
Abcam PLC	9,297	153,127
Ashmore Group PLC(a)	247,114	1,273,854
Ashtead Group PLC	82,557	2,773,583
British American Tobacco PLC	838,189	32,152,277
Cranswick PLC	8,035	359,197
Croda International PLC	22,501	1,461,286
Diageo PLC	432,537	14,331,089
Diversified Gas & Oil PLC	267,437	317,228
Electrocomponents PLC	69,371	575,147
Evraz PLC	1,283,788	4,574,743
Ferrexpo PLC	179,806	385,240
Fevertree Drinks PLC	5,093	128,753
Fresnillo PLC	152,879	1,589,383
Games Workshop Group PLC	7,969	789,197
Halma PLC	28,947	823,712
Hargreaves Lansdown PLC	87,825	1,767,193
HomeServe PLC	63,548	1,024,685
Intertek Group PLC	28,135	1,891,141
John Laing Group PLC(b)	140,092	603,073
Moneysupermarket.com Group PLC	175,944	703,495
RELX PLC	316,629	7,315,945
Rio Tinto PLC	496,170	27,888,461
Rotork PLC	246,619	853,223
Spirax-Sarco Engineering PLC	7,299	899,700
Unilever N.V.	587,656	31,186,222
Unilever PLC	275,544	14,827,135

Total United Kingdom		150,648,089

TOTAL COMMON STOCKS (Cost: $697,208,159)		768,468,001

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $1,893,006)	65,490	1,974,524

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $16,103,347)	16,103,347	16,103,347

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $715,204,512)		786,545,872
Other Assets less Liabilities - (2.2)%		(17,180,099)

NET ASSETS - 100.0%		$769,365,773

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,843,724 and the total market value of the collateral held by the Fund was $26,357,493. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,254,146.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,986,206	$—	$303,172	$(49,154)	$340,644	$1,974,524	$10,478

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2020	152,049	AUD	105,841	USD	$—	$(1,155)
Bank of America N.A.	7/3/2020	8,711,140	AUD	5,997,968	USD	—	(299)
Bank of America N.A.	7/3/2020	215,491	CHF	228,633	USD	—	(1,207)
Bank of America N.A.	7/3/2020	12,276,877	CHF	12,956,606	USD	188	—
Bank of America N.A.	7/3/2020	1,557,783	DKK	236,936	USD	—	(2,183)
Bank of America N.A.	7/3/2020	89,097,054	DKK	13,427,090	USD	—	(433)
Bank of America N.A.	7/3/2020	774,273	EUR	877,735	USD	—	(8,092)
Bank of America N.A.	7/3/2020	44,288,398	EUR	49,741,053	USD	2,475	—
Bank of America N.A.	7/3/2020	362,956	GBP	454,615	USD	—	(6,143)
Bank of America N.A.	7/3/2020	20,849,937	GBP	25,762,954	USD	—	(609)
Bank of America N.A.	7/3/2020	25,502	ILS	7,447	USD	—	(78)
Bank of America N.A.	7/3/2020	1,460,447	ILS	422,018	USD	—	(31)
Bank of America N.A.	7/3/2020	68,189,642	JPY	642,003	USD	—	(9,938)
Bank of America N.A.	7/3/2020	3,924,974,742	JPY	36,382,177	USD	—	(701)
Bank of America N.A.	7/3/2020	630,303	NOK	66,597	USD	—	(1,260)
Bank of America N.A.	7/3/2020	36,405,744	NOK	3,774,009	USD	—	(207)
Bank of America N.A.	7/3/2020	20,683	NZD	13,490	USD	—	(176)
Bank of America N.A.	7/3/2020	1,187,505	NZD	764,491	USD	—	(29)
Bank of America N.A.	7/3/2020	474,035	SEK	51,142	USD	—	(261)
Bank of America N.A.	7/3/2020	26,999,604	SEK	2,898,180	USD	—	(156)
Bank of America N.A.	7/3/2020	25,199	SGD	18,142	USD	—	(79)
Bank of America N.A.	7/3/2020	1,434,229	SGD	1,028,111	USD	—	(24)
Bank of America N.A.	7/3/2020	27,165,651	USD	40,961,847	AUD	—	(1,036,811)
Bank of America N.A.	7/3/2020	587,718	USD	852,828	AUD	541	—
Bank of America N.A.	7/3/2020	326,510	USD	477,066	AUD	—	(1,953)
Bank of America N.A.	7/3/2020	58,682,303	USD	56,412,472	CHF	—	(854,399)
Bank of America N.A.	7/3/2020	1,269,569	USD	1,218,568	CHF	—	(16,486)
Bank of America N.A.	7/3/2020	705,316	USD	670,645	CHF	—	(2,470)
Bank of America N.A.	7/3/2020	60,813,193	USD	408,634,250	DKK	—	(766,756)
Bank of America N.A.	7/3/2020	1,315,670	USD	8,764,458	DKK	—	(5,107)
Bank of America N.A.	7/3/2020	730,928	USD	4,848,720	DKK	241	—
Bank of America N.A.	7/3/2020	225,284,275	USD	203,081,387	EUR	—	(2,811,232)
Bank of America N.A.	7/3/2020	4,873,939	USD	4,355,827	EUR	—	(18,407)
Bank of America N.A.	7/3/2020	2,707,744	USD	2,408,800	EUR	2,245	—
Bank of America N.A.	7/3/2020	116,684,068	USD	94,866,638	GBP	—	(533,887)
Bank of America N.A.	7/3/2020	2,524,415	USD	2,010,120	GBP	40,695	—
Bank of America N.A.	7/3/2020	1,402,453	USD	1,115,850	GBP	23,700	—
Bank of America N.A.	7/3/2020	1,911,384	USD	6,712,427	ILS	—	(28,129)
Bank of America N.A.	7/3/2020	41,352	USD	143,583	ILS	—	(135)
Bank of America N.A.	7/3/2020	22,973	USD	79,489	ILS	5	—
Bank of America N.A.	7/3/2020	164,780,033	USD	17,764,473,973	JPY	117,118	—
Bank of America N.A.	7/3/2020	3,564,953	USD	386,930,016	JPY	—	(21,589)
Bank of America N.A.	7/3/2020	1,980,529	USD	212,595,528	JPY	9,933	—
Bank of America N.A.	7/3/2020	17,093,022	USD	166,561,415	NOK	—	(172,655)
Bank of America N.A.	7/3/2020	369,801	USD	3,522,664	NOK	4,643	—
Bank of America N.A.	7/3/2020	205,445	USD	1,972,268	NOK	1,001	—
Bank of America N.A.	7/3/2020	3,462,491	USD	5,605,485	NZD	—	(146,064)
Bank of America N.A.	7/3/2020	74,910	USD	117,703	NZD	—	(862)
Bank of America N.A.	7/3/2020	41,616	USD	64,854	NZD	—	(134)
Bank of America N.A.	7/3/2020	13,126,268	USD	123,889,301	SEK	—	(171,490)
Bank of America N.A.	7/3/2020	283,982	USD	2,647,495	SEK	—	(189)
Bank of America N.A.	7/3/2020	157,768	USD	1,482,276	SEK	—	(1,333)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

Bank of America N.A.	7/3/2020	4,656,462	USD	6,587,548	SGD	—	(65,635)
Bank of America N.A.	7/3/2020	100,741	USD	141,011	SGD	—	(339)
Bank of America N.A.	7/3/2020	55,967	USD	78,089	SGD	—	(9)
Bank of America N.A.	7/6/2020	861,791	HKD	111,199	USD	—	(8)
Bank of America N.A.	7/6/2020	48,837,253	HKD	6,301,607	USD	—	(479)
Bank of America N.A.	7/6/2020	28,540,873	USD	221,428,655	HKD	—	(28,513)
Bank of America N.A.	7/6/2020	617,471	USD	4,788,372	HKD	—	(339)
Bank of America N.A.	7/6/2020	343,039	USD	2,658,982	HKD	—	(31)
Bank of America N.A.	8/5/2020	13,331,032	USD	12,620,061	CHF	—	(883)
Bank of America N.A.	8/5/2020	13,423,968	USD	89,018,614	DKK	156	—
Bank of America N.A.	8/5/2020	50,620,428	USD	45,039,695	EUR	—	(3,258)
Bank of America N.A.	8/5/2020	25,234,875	USD	20,418,267	GBP	498	—
Bank of America N.A.	8/5/2020	6,270,633	USD	48,612,023	HKD	—	(579)
Bank of America N.A.	8/5/2020	365,986	USD	1,265,624	ILS	—	(4)
Bank of America N.A.	8/5/2020	37,626,567	USD	4,057,660,273	JPY	—	(112)
Bank of America N.A.	8/5/2020	3,674,132	USD	35,439,355	NOK	45	—
Bank of America N.A.	8/5/2020	845,074	USD	1,312,706	NZD	—	(29)
Bank of America N.A.	8/5/2020	2,998,356	USD	27,923,456	SEK	—	(45)
Bank of America N.A.	8/5/2020	1,074,139	USD	1,498,557	SGD	—	(132)
Bank of America N.A.	8/6/2020	6,013,872	USD	8,733,261	AUD	—	(50)
Citibank N.A.	7/3/2020	8,711,203	AUD	5,997,968	USD	—	(256)
Citibank N.A.	7/3/2020	12,276,656	CHF	12,956,606	USD	—	(45)
Citibank N.A.	7/3/2020	89,097,523	DKK	13,427,090	USD	—	(362)
Citibank N.A.	7/3/2020	44,285,993	EUR	49,741,053	USD	—	(226)
Citibank N.A.	7/3/2020	20,850,629	GBP	25,762,954	USD	245	—
Citibank N.A.	7/3/2020	1,460,510	ILS	422,018	USD	—	(13)
Citibank N.A.	7/3/2020	3,924,923,807	JPY	36,382,177	USD	—	(1,173)
Citibank N.A.	7/3/2020	36,407,038	NOK	3,774,009	USD	—	(73)
Citibank N.A.	7/3/2020	1,187,504	NZD	764,491	USD	—	(31)
Citibank N.A.	7/3/2020	27,000,627	SEK	2,898,180	USD	—	(46)
Citibank N.A.	7/3/2020	1,434,293	SGD	1,028,111	USD	21	—
Citibank N.A.	7/3/2020	195,906	USD	295,123	AUD	—	(7,288)
Citibank N.A.	7/3/2020	391,812	USD	572,381	AUD	—	(2,276)
Citibank N.A.	7/3/2020	423,190	USD	406,213	CHF	—	(5,520)
Citibank N.A.	7/3/2020	846,379	USD	803,496	CHF	—	(1,617)
Citibank N.A.	7/3/2020	438,557	USD	2,936,929	DKK	—	(4,029)
Citibank N.A.	7/3/2020	877,113	USD	5,836,413	DKK	—	(2,417)
Citibank N.A.	7/3/2020	1,624,646	USD	1,459,583	EUR	—	(14,718)
Citibank N.A.	7/3/2020	3,249,292	USD	2,900,498	EUR	—	(8,469)
Citibank N.A.	7/3/2020	841,472	USD	680,460	GBP	690	—
Citibank N.A.	7/3/2020	1,682,943	USD	1,366,278	GBP	—	(5,241)
Citibank N.A.	7/3/2020	13,784	USD	48,268	ILS	—	(163)
Citibank N.A.	7/3/2020	27,568	USD	94,600	ILS	234	—
Citibank N.A.	7/3/2020	1,188,317	USD	127,911,036	JPY	2,681	—
Citibank N.A.	7/3/2020	2,376,635	USD	255,085,660	JPY	12,188	—
Citibank N.A.	7/3/2020	123,267	USD	1,197,878	NOK	—	(905)
Citibank N.A.	7/3/2020	246,534	USD	2,403,707	NOK	—	(2,633)
Citibank N.A.	7/3/2020	24,970	USD	40,329	NZD	—	(992)
Citibank N.A.	7/3/2020	49,940	USD	77,973	NZD	—	(255)
Citibank N.A.	7/3/2020	94,661	USD	891,261	SEK	—	(1,003)
Citibank N.A.	7/3/2020	189,321	USD	1,774,343	SEK	—	(1,130)
Citibank N.A.	7/3/2020	33,580	USD	47,459	SGD	—	(439)
Citibank N.A.	7/3/2020	67,161	USD	93,643	SGD	36	—
Citibank N.A.	7/6/2020	48,839,067	HKD	6,301,607	USD	—	(245)
Citibank N.A.	7/6/2020	205,824	USD	1,596,514	HKD	—	(163)
Citibank N.A.	7/6/2020	411,647	USD	3,190,627	HKD	—	(17)
Citibank N.A.	8/5/2020	13,331,032	USD	12,620,008	CHF	—	(826)
Citibank N.A.	8/5/2020	13,423,968	USD	89,024,467	DKK	—	(727)
Citibank N.A.	8/5/2020	50,620,428	USD	45,039,855	EUR	—	(3,438)
Citibank N.A.	8/5/2020	25,234,875	USD	20,419,688	GBP	—	(1,258)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

Citibank N.A.	8/5/2020	6,270,633	USD	48,608,417	HKD	—	(114)
Citibank N.A.	8/5/2020	365,986	USD	1,265,631	ILS	—	(6)
Citibank N.A.	8/5/2020	37,626,567	USD	4,057,720,475	JPY	—	(670)
Citibank N.A.	8/5/2020	3,674,132	USD	35,439,939	NOK	—	(15)
Citibank N.A.	8/5/2020	845,074	USD	1,312,669	NZD	—	(6)
Citibank N.A.	8/5/2020	2,998,356	USD	27,922,661	SEK	40	—
Citibank N.A.	8/5/2020	1,074,139	USD	1,498,463	SGD	—	(65)
Citibank N.A.	8/6/2020	6,013,872	USD	8,733,350	AUD	—	(111)
Goldman Sachs	7/3/2020	8,711,418	AUD	5,997,968	USD	—	(108)
Goldman Sachs	7/3/2020	12,276,941	CHF	12,956,606	USD	256	—
Goldman Sachs	7/3/2020	89,098,718	DKK	13,427,090	USD	—	(182)
Goldman Sachs	7/3/2020	44,287,176	EUR	49,741,053	USD	1,102	—
Goldman Sachs	7/3/2020	20,849,988	GBP	25,762,954	USD	—	(547)
Goldman Sachs	7/3/2020	1,460,518	ILS	422,018	USD	—	(11)
Goldman Sachs	7/3/2020	3,924,978,380	JPY	36,382,177	USD	—	(667)
Goldman Sachs	7/3/2020	36,407,046	NOK	3,774,009	USD	—	(72)
Goldman Sachs	7/3/2020	1,187,524	NZD	764,491	USD	—	(17)
Goldman Sachs	7/3/2020	27,000,558	SEK	2,898,180	USD	—	(53)
Goldman Sachs	7/3/2020	1,434,300	SGD	1,028,111	USD	26	—
Goldman Sachs	7/6/2020	48,839,704	HKD	6,301,607	USD	—	(163)
Goldman Sachs	8/5/2020	13,331,032	USD	12,619,728	CHF	—	(530)
Goldman Sachs	8/5/2020	13,423,968	USD	89,020,547	DKK	—	(136)
Goldman Sachs	8/5/2020	50,620,428	USD	45,038,653	EUR	—	(2,087)
Goldman Sachs	8/5/2020	25,234,875	USD	20,418,151	GBP	641	—
Goldman Sachs	8/5/2020	6,270,633	USD	48,609,677	HKD	—	(276)
Goldman Sachs	8/5/2020	365,986	USD	1,265,618	ILS	—	(2)
Goldman Sachs	8/5/2020	37,626,567	USD	4,057,664,035	JPY	—	(147)
Goldman Sachs	8/5/2020	3,674,132	USD	35,439,814	NOK	—	(2)
Goldman Sachs	8/5/2020	845,074	USD	1,312,669	NZD	—	(6)
Goldman Sachs	8/5/2020	2,998,356	USD	27,923,117	SEK	—	(9)
Goldman Sachs	8/5/2020	1,074,139	USD	1,498,473	SGD	—	(72)
Goldman Sachs	8/6/2020	6,013,872	USD	8,733,007	AUD	125	—
Morgan Stanley & Co. International	7/3/2020	6,637,199	AUD	4,569,884	USD	—	(135)
Morgan Stanley & Co. International	7/3/2020	9,353,929	CHF	9,871,700	USD	268	—
Morgan Stanley & Co. International	7/3/2020	67,884,204	DKK	10,230,165	USD	—	(220)
Morgan Stanley & Co. International	7/3/2020	33,740,751	EUR	37,897,949	USD	—	(1,252)
Morgan Stanley & Co. International	7/3/2020	15,885,502	GBP	19,628,920	USD	—	(671)
Morgan Stanley & Co. International	7/3/2020	1,112,789	ILS	321,542	USD	—	(8)
Morgan Stanley & Co. International	7/3/2020	2,990,565,279	JPY	27,719,756	USD	468	—
Morgan Stanley & Co. International	7/3/2020	27,738,526	NOK	2,875,436	USD	—	(74)
Morgan Stanley & Co. International	7/3/2020	904,774	NZD	582,473	USD	—	(21)
Morgan Stanley & Co. International	7/3/2020	20,571,720	SEK	2,208,138	USD	—	(56)
Morgan Stanley & Co. International	7/3/2020	1,092,811	SGD	783,325	USD	26	—
Morgan Stanley & Co. International	7/6/2020	37,210,950	HKD	4,801,227	USD	—	(159)
Morgan Stanley & Co. International	8/5/2020	10,156,978	USD	9,615,408	CHF	—	(801)
Morgan Stanley & Co. International	8/5/2020	10,227,787	USD	67,826,388	DKK	—	(284)
Morgan Stanley & Co. International	8/5/2020	38,567,946	USD	34,314,951	EUR	—	(1,350)
Morgan Stanley & Co. International	8/5/2020	19,226,572	USD	15,556,863	GBP	270	—
Morgan Stanley & Co. International	8/5/2020	4,777,629	USD	37,040,528	HKD	—	(798)
Morgan Stanley & Co. International	8/5/2020	278,848	USD	964,293	ILS	—	(4)
Morgan Stanley & Co. International	8/5/2020	28,667,865	USD	3,091,763,304	JPY	—	(2,052)
Morgan Stanley & Co. International	8/5/2020	2,799,343	USD	27,001,735	NOK	6	—
Morgan Stanley & Co. International	8/5/2020	643,867	USD	1,000,120	NZD	3	—
Morgan Stanley & Co. International	8/5/2020	2,284,465	USD	21,274,332	SEK	42	—
Morgan Stanley & Co. International	8/5/2020	818,392	USD	1,141,755	SGD	—	(99)
Morgan Stanley & Co. International	8/6/2020	4,581,999	USD	6,653,693	AUD	115	—
UBS AG	7/3/2020	8,711,468	AUD	5,997,968	USD	—	(73)
UBS AG	7/3/2020	12,277,278	CHF	12,956,606	USD	611	—
UBS AG	7/3/2020	89,097,027	DKK	13,427,090	USD	—	(437)
UBS AG	7/3/2020	44,287,965	EUR	49,741,053	USD	1,988	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

UBS AG	7/3/2020	20,850,140	GBP	25,762,954	USD	—	(359)
UBS AG	7/3/2020	1,460,554	ILS	422,018	USD	—	(0)^
UBS AG	7/3/2020	3,925,011,124	JPY	36,382,177	USD	—	(364)
UBS AG	7/3/2020	36,407,136	NOK	3,774,009	USD	—	(63)
UBS AG	7/3/2020	1,187,535	NZD	764,491	USD	—	(10)
UBS AG	7/3/2020	27,000,790	SEK	2,898,180	USD	—	(29)
UBS AG	7/3/2020	1,434,295	SGD	1,028,111	USD	23	—
UBS AG	7/6/2020	48,839,313	HKD	6,301,607	USD	—	(213)
UBS AG	8/5/2020	13,331,032	USD	12,619,941	CHF	—	(756)
UBS AG	8/5/2020	13,423,968	USD	89,023,957	DKK	—	(650)
UBS AG	8/5/2020	50,620,428	USD	45,039,254	EUR	—	(2,762)
UBS AG	8/5/2020	25,234,875	USD	20,418,631	GBP	49	—
UBS AG	8/5/2020	6,270,633	USD	48,610,511	HKD	—	(384)
UBS AG	8/5/2020	365,986	USD	1,265,785	ILS	—	(51)
UBS AG	8/5/2020	37,626,567	USD	4,057,667,798	JPY	—	(181)
UBS AG	8/5/2020	3,674,132	USD	35,439,127	NOK	69	—
UBS AG	8/5/2020	845,074	USD	1,312,659	NZD	1	—
UBS AG	8/5/2020	2,998,356	USD	27,922,853	SEK	20	—
UBS AG	8/5/2020	1,074,139	USD	1,498,458	SGD	—	(62)
UBS AG	8/6/2020	6,013,872	USD	8,733,172	AUD	12	—

						$225,740	$(6,812,040)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$768,468,001	$—	$—	$768,468,001
Exchange-Traded Fund	1,974,524	—	—	1,974,524
Investment of Cash Collateral for Securities Loaned	—	16,103,347	—	16,103,347

Total Investments in Securities	$770,442,525	$16,103,347	$—	$786,545,872

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	225,740	—	225,740
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(6,812,040)	—	(6,812,040)

Total - Net	$770,442,525	$9,517,047	$—	$779,959,572

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 10.1%
AGL Energy Ltd.	30,580	$358,976
Alumina Ltd.(a)	275,160	307,852
Ampol Ltd.	9,593	193,652
APA Group(a)	36,045	276,213
Aurizon Holdings Ltd.	71,274	241,435
AusNet Services(a)	155,922	179,278
Australia & New Zealand Banking Group Ltd.	72,234	927,025
Bank of Queensland Ltd.(a)	19,554	83,066
Bendigo & Adelaide Bank Ltd.(a)	17,586	84,877
BHP Group Ltd.	98,172	2,421,125
BHP Group PLC	76,707	1,568,027
Boral Ltd.	42,881	111,894
Challenger Ltd.	15,305	46,470
Coca-Cola Amatil Ltd.	29,023	173,047
Commonwealth Bank of Australia	40,797	1,949,920
Crown Resorts Ltd.	30,087	200,313
Downer EDI Ltd.	22,990	69,329
Fortescue Metals Group Ltd.	83,589	797,082
Insurance Australia Group Ltd.(a)	43,653	173,418
IOOF Holdings Ltd.(a)	20,246	68,582
JB Hi-Fi Ltd.	5,184	153,582
Jupiter Mines Ltd.(a)	411,603	79,349
Macquarie Group Ltd.	6,807	555,833
Magellan Financial Group Ltd.	3,243	129,525
Medibank Pvt Ltd.(a)	50,613	104,193
Metcash Ltd.(a)	36,832	68,976
National Australia Bank Ltd.	78,853	989,169
Nine Entertainment Co. Holdings Ltd.(a)	73,463	69,799
Orora Ltd.	34,828	60,907
Pendal Group Ltd.(a)	9,325	38,329
Premier Investments Ltd.	7,867	93,433
Qantas Airways Ltd.	57,833	150,512
QBE Insurance Group Ltd.	25,760	157,139
Rio Tinto Ltd.	11,835	798,217
Sigma Healthcare Ltd.	50,390	21,684
Sims Ltd.(a)	6,536	35,685
South32 Ltd.	191,492	268,958
Southern Cross Media Group Ltd.(a)	110,865	13,358
Spark Infrastructure Group	82,730	123,033
Star Entertainment Group Ltd. (The)	48,117	94,085
Suncorp Group Ltd.	31,747	201,748
Tabcorp Holdings Ltd.	90,264	210,056
Wesfarmers Ltd.	54,391	1,678,803
Westpac Banking Corp.	99,534	1,230,098
Whitehaven Coal Ltd.(a)	75,221	74,059
Woodside Petroleum Ltd.	41,274	615,231

Total Australia		18,247,342

Austria - 0.7%
Agrana Beteiligungs AG	5,965	122,737
Andritz AG	4,177	152,001
BAWAG Group AG(b)	3,434	118,561
Erste Group Bank AG	8,391	197,440
Oesterreichische Post AG(a)	4,564	150,962
OMV AG	10,259	342,907
Voestalpine AG(a)	7,209	155,013

Total Austria		1,239,621

Belgium - 0.4%
Ageas S.A. / N.V.	4,500	159,409
Proximus SADP	13,897	283,137
Solvay S.A.	3,236	258,995

Total Belgium		701,541

China - 5.2%
BOC Hong Kong Holdings Ltd.	219,047	696,670
China Jinmao Holdings Group Ltd.	262,000	184,234
China Mobile Ltd.	728,000	4,912,540
China Power International Development Ltd.	588,000	107,731
China Resources Power Holdings Co., Ltd.	270,000	317,362
CITIC Telecom International Holdings Ltd.	312,000	99,029
CNOOC Ltd.	1,900,000	2,113,168
Lenovo Group Ltd.	412,000	228,049
Shenzhen Investment Ltd.	416,000	131,502
Shougang Fushan Resources Group Ltd.	620,000	129,592
Sino-Ocean Group Holding Ltd.	347,000	83,275
Sinotruk Hong Kong Ltd.	113,000	292,325
Yuexiu Property Co., Ltd.	510,000	90,808

Total China		9,386,285

Denmark - 0.7%
Danske Bank A/S*	31,443	418,295
H. Lundbeck A/S	8,008	300,966
Pandora A/S	6,662	361,714
Scandinavian Tobacco Group A/S Class A(b)	6,556	96,622
Topdanmark A/S	2,249	92,862

Total Denmark		1,270,459

Finland - 2.9%
Elisa Oyj	5,699	346,541
Fortum Oyj	37,467	711,380
Kemira Oyj	7,280	93,703
Kesko Oyj Class B	9,744	166,567
Lassila & Tikanoja Oyj	6,522	95,813
Metsa Board Oyj(a)	18,605	125,795
Metso Oyj	4,629	151,657
Nokian Renkaat Oyj	6,903	151,496
Nordea Bank Abp	186,952	1,290,473
Orion Oyj Class B	4,575	221,260
Sampo Oyj Class A	16,900	581,205
Stora Enso Oyj Class R	26,013	310,571
TietoEVRY Oyj	6,064	165,366
UPM-Kymmene Oyj	22,474	649,216
YIT Oyj	19,687	107,020

Total Finland		5,168,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

Investments	Shares	Value
France - 7.4%
ALD S.A.(a)(b)	15,641	$154,591
AXA S.A.	60,658	1,267,999
Cie Generale des Etablissements Michelin SCA(a)	4,515	468,258
CNP Assurances*	15,036	173,099
Covivio	2,454	177,776
Eutelsat Communications S.A.	13,516	124,632
Gaztransport Et Technigaz S.A.	1,320	100,666
ICADE	2,726	189,826
Imerys S.A.	3,944	134,397
Klepierre S.A.(a)	10,266	204,489
Orange S.A.(a)	100,448	1,200,949
Publicis Groupe S.A.	6,777	219,290
Sanofi	38,384	3,908,011
Societe BIC S.A.	2,315	117,524
Suez S.A.	21,165	248,055
TOTAL S.A.	107,699	4,109,689
Valeo S.A.(a)	9,280	243,477
Veolia Environnement S.A.	19,006	427,359

Total France		13,470,087

Germany - 12.4%
Allianz SE, Registered Shares	7,829	1,598,241
Aurubis AG	1,840	113,415
BASF SE	36,487	2,044,101
Bayer AG, Registered Shares	37,580	2,776,863
Bayerische Motoren Werke AG	25,602	1,633,853
Continental AG	5,980	585,405
Covestro AG(b)	7,852	298,522
Daimler AG, Registered Shares	55,637	2,258,654
Deutsche Post AG, Registered Shares	39,604	1,447,864
Deutsche Telekom AG, Registered Shares	158,146	2,654,556
DWS Group GmbH & Co. KGaA(b)	4,772	173,171
E.ON SE	70,874	797,215
Evonik Industries AG	16,854	427,998
Freenet AG	10,950	176,114
Hannover Rueck SE	2,177	375,078
Hochtief AG	2,845	252,274
METRO AG	14,078	133,071
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	2,721	707,180
Siemens AG, Registered Shares	22,959	2,701,383
Siltronic AG	2,166	220,844
Talanx AG	4,991	185,435
Telefonica Deutschland Holding AG	245,788	725,201
TUI AG(a)	42,708	201,272

Total Germany		22,487,710

Hong Kong - 1.6%
Dah Sing Financial Holdings Ltd.	6,800	19,039
Hang Lung Properties Ltd.	94,000	222,676
Hang Seng Bank Ltd.	31,718	532,422
Henderson Land Development Co., Ltd.	83,220	315,681
Hutchison Port Holdings Trust	818,823	78,607
Kowloon Development Co., Ltd.	16,000	17,361
New World Development Co., Ltd.	46,872	222,553
PCCW Ltd.	435,380	248,293
Power Assets Holdings Ltd.	78,018	424,293
Sino Land Co., Ltd.	144,000	181,151
Sun Hung Kai Properties Ltd.	48,000	612,816
Television Broadcasts Ltd.	58,600	68,048

Total Hong Kong		2,942,940

Israel - 0.3%
Bank Leumi Le-Israel BM	30,121	150,651
Delek Group Ltd.	92	2,157
First International Bank of Israel Ltd.	4,115	86,915
ICL Group Ltd.	38,502	114,139
Mediterranean Towers Ltd.*	35,109	73,851
Naphtha Israel Petroleum Corp., Ltd.*	6,740	21,967
Paz Oil Co., Ltd.	931	73,975

Total Israel		523,655

Italy - 4.4%
A2A SpA	105,604	149,507
ACEA SpA	6,196	118,930
Assicurazioni Generali SpA(a)	36,952	559,041
Azimut Holding SpA	5,819	99,407
Banca Generali SpA	3,987	119,383
Banca Mediolanum SpA	24,198	173,667
Enav SpA(b)	25,948	116,924
Enel SpA	340,828	2,939,146
Eni SpA	159,906	1,524,791
ERG SpA	5,104	110,008
Italgas SpA	26,214	152,216
MARR SpA*	6,499	97,373
Mediobanca Banca di Credito Finanziario SpA	24,126	173,151
Poste Italiane SpA(b)	26,730	232,369
Snam SpA	123,372	600,542
Telecom Italia SpA RSP	328,472	127,278
Terna Rete Elettrica Nazionale SpA	61,772	424,462
UnipolSai Assicurazioni SpA(a)	85,997	205,538

Total Italy		7,923,733

Japan - 15.7%
AEON Financial Service Co., Ltd.	3,700	40,298
Aisin Seiki Co., Ltd.	9,300	270,677
Amada Co., Ltd.	13,700	111,876
AOKI Holdings, Inc.	15,800	91,386
Aoyama Trading Co., Ltd.	5,900	40,032
Aozora Bank Ltd.(a)	5,300	92,161
Asahi Holdings, Inc.	1,600	42,327
Bridgestone Corp.(a)	21,600	694,540
Canon Electronics, Inc.	6,400	95,450
Canon, Inc.(a)	51,600	1,020,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

Investments	Shares	Value
Chugoku Electric Power Co., Inc. (The)(a)	13,100	$174,974
Citizen Watch Co., Ltd.	23,700	76,887
Daito Trust Construction Co., Ltd.	1,600	146,956
Daiwa Securities Group, Inc.	38,500	160,481
DIC Corp.(a)	5,600	140,201
ENEOS Holdings, Inc.	108,000	382,407
Exedy Corp.	4,900	72,715
FANUC Corp.	8,000	1,428,187
Fukuoka Financial Group, Inc.	5,900	93,024
Hanwa Co., Ltd.	5,700	104,136
Haseko Corp.	19,500	245,456
Heiwa Corp.	3,800	63,471
Hitachi Construction Machinery Co., Ltd.	6,600	182,305
Honda Motor Co., Ltd.	54,700	1,397,097
ITOCHU Corp.	50,900	1,095,281
Itochu Enex Co., Ltd.	15,400	124,473
Japan Exchange Group, Inc.	10,300	237,916
Japan Post Holdings Co., Ltd.	78,100	555,029
Japan Tobacco, Inc.(a)	90,300	1,675,260
JSR Corp.	5,600	107,967
Kanematsu Electronics Ltd.	1,300	46,151
Kansai Electric Power Co., Inc. (The)	27,500	266,372
Komatsu Ltd.	32,600	665,840
Lawson, Inc.	4,600	230,672
LIXIL Group Corp.	12,300	171,699
Marubeni Corp.	61,900	279,708
Matsui Securities Co., Ltd.	10,100	77,703
Mebuki Financial Group, Inc.	38,200	88,520
Miraca Holdings, Inc.	3,500	82,435
Mitsubishi Chemical Holdings Corp.	59,200	344,275
Mitsubishi Corp.	51,076	1,074,686
Mitsubishi Gas Chemical Co., Inc.	11,500	173,750
Mitsubishi Motors Corp.(a)	38,100	93,939
Mitsubishi UFJ Financial Group, Inc.	251,700	983,610
Mitsui Chemicals, Inc.	5,800	120,801
Mixi, Inc.	4,500	79,376
Mizuho Financial Group, Inc.	515,400	631,560
MS&AD Insurance Group Holdings, Inc.	11,400	312,883
Nikon Corp.	14,400	120,395
Nippon Steel Trading Corp.	3,100	97,553
Nishimatsu Construction Co., Ltd.	4,900	97,332
Nitto Denko Corp.	4,900	277,054
NSK Ltd.	20,800	154,046
NTN Corp.	49,000	97,650
NTT DOCOMO, Inc.	115,857	3,094,961
Resona Holdings, Inc.	58,100	198,074
Sankyo Co., Ltd.	4,000	96,621
SBI Holdings, Inc.	5,300	114,366
Seiko Epson Corp.(a)	14,900	170,290
Sekisui House Ltd.	23,100	439,475
Seven Bank Ltd.	34,500	94,337
Shimizu Corp.	25,300	207,540
Showa Denko K.K.(a)	4,500	100,774
SKY Perfect JSAT Holdings, Inc.(a)	26,700	98,994
Sojitz Corp.	55,600	121,110
Subaru Corp.	32,300	671,089
SUMCO Corp.	12,800	195,645
Sumitomo Chemical Co., Ltd.	60,000	179,080
Sumitomo Corp.	44,300	506,913
Sumitomo Mitsui Financial Group, Inc.(a)	26,100	733,514
Sumitomo Rubber Industries Ltd.(a)	10,200	100,407
T-Gaia Corp.	5,300	99,825
Takeda Pharmaceutical Co., Ltd.	43,100	1,537,274
Teijin Ltd.	6,400	101,679
Tokyo Electron Ltd.	6,500	1,592,993
Tosoh Corp.	11,300	153,969
Toyota Boshoku Corp.	9,100	122,053
Yamaha Motor Co., Ltd.	13,500	211,225

Total Japan		28,474,092

Netherlands - 0.7%
ABN AMRO Bank N.V. CVA(b)	30,729	264,579
ASR Nederland N.V.	3,419	104,987
BE Semiconductor Industries N.V.	5,874	261,586
ForFarmers N.V.(a)	3,649	22,295
Koninklijke KPN N.V.	136,160	360,910
NN Group N.V.	8,292	278,464

Total Netherlands		1,292,821

New Zealand - 0.8%
Chorus Ltd.	22,383	107,780
Contact Energy Ltd.	30,819	124,197
Genesis Energy Ltd.	78,955	154,007
Infratil Ltd.	26,229	79,359
Mercury NZ Ltd.	55,735	168,633
Meridian Energy Ltd.	104,875	324,739
Spark New Zealand Ltd.	100,927	296,271
Vector Ltd.	55,522	128,672
Z Energy Ltd.	18,933	32,908

Total New Zealand		1,416,566

Norway - 2.4%
AF Gruppen ASA	5,036	89,998
Aker ASA Class A*	1,161	42,170
Aker BP ASA	18,162	330,030
Atea ASA*	7,443	71,444
DNB ASA	39,195	516,397
Elkem ASA(b)	63,344	128,763
Equinor ASA	121,638	1,722,375
Gjensidige Forsikring ASA*	9,216	169,188
Mowi ASA	19,332	366,019
Ocean Yield ASA(a)	27,497	61,709
SpareBank 1 SR-Bank ASA	11,958	86,645
Telenor ASA	47,745	693,384

Total Norway		4,278,122

Portugal - 0.6%
EDP - Energias de Portugal S.A.	130,704	623,901
Galp Energia, SGPS, S.A.	27,090	313,237
NOS, SGPS, S.A.(a)	24,686	107,688
REN - Redes Energeticas Nacionais, SGPS, S.A.	35,158	95,955

Total Portugal		1,140,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

Investments	Shares	Value
Singapore - 2.6%
CapitaLand Ltd.*	91,800	$192,148
ComfortDelGro Corp., Ltd.	68,300	70,990
DBS Group Holdings Ltd.	63,745	950,429
Frasers Property Ltd.	145,600	131,505
Genting Singapore Ltd.	413,000	224,995
Keppel Corp., Ltd.(a)	57,200	244,373
Keppel Infrastructure Trust	208,921	80,870
NetLink NBN Trust	242,500	168,614
Olam International Ltd.	78,300	78,017
Oversea-Chinese Banking Corp., Ltd.	67,646	436,410
Singapore Exchange Ltd.	23,800	142,283
Singapore Technologies Engineering Ltd.	79,200	187,348
Singapore Telecommunications Ltd.	617,500	1,088,886
StarHub Ltd.	157,700	146,955
United Overseas Bank Ltd.	28,500	413,286
Venture Corp., Ltd.	11,800	136,858

Total Singapore		4,693,967

Spain - 4.5%
ACS Actividades de Construccion y Servicios S.A.	9,144	230,461
Aena SME S.A.*(b)	4,526	603,397
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	14,696	38,392
Bankia S.A.	71,921	76,610
Bankinter S.A.	19,787	94,340
CaixaBank S.A.	173,797	370,978
Cia de Distribucion Integral Logista Holdings S.A.	5,693	106,142
Enagas S.A.(a)	10,942	267,297
Ence Energia y Celulosa S.A.(a)	10,713	35,062
Endesa S.A.(a)	45,730	1,126,361
Euskaltel S.A.(b)	7,642	67,807
Iberdrola S.A.	179,479	2,080,325
Mapfre S.A.	79,454	141,354
Naturgy Energy Group S.A.(a)	37,672	700,887
Prosegur Cash S.A.(a)(b)	37,161	31,219
Red Electrica Corp. S.A.(a)	17,968	335,101
Repsol S.A.	74,575	652,147
Sacyr S.A.	18,788	38,975
Telefonica S.A.	207,777	991,100
Zardoya Otis S.A.	21,868	149,577

Total Spain		8,137,532

Sweden - 1.2%
Axfood AB	7,443	162,495
Bilia AB Class A	5,047	40,764
Boliden AB	8,687	197,672
Holmen AB Class B*	3,785	120,741
Intrum AB(a)	6,495	119,211
JM AB	3,666	82,515
NetEnt AB*	13,068	99,869
SKF AB Class B	14,069	261,472
Svenska Handelsbanken AB Class A*	50,020	474,824
Telia Co. AB	185,238	691,910

Total Sweden		2,251,473

Switzerland - 4.5%
ABB Ltd., Registered Shares	69,028	1,553,868
Adecco Group AG, Registered Shares	6,696	314,183
Baloise Holding AG, Registered Shares	841	126,121
Helvetia Holding AG, Registered Shares	1,024	95,478
Kuehne + Nagel International AG, Registered Shares*	4,389	729,068
LafargeHolcim Ltd., Registered Shares*	18,546	812,458
Sulzer AG, Registered Shares	1,417	112,905
Sunrise Communications Group AG*(b)	2,576	228,498
Swiss Life Holding AG, Registered Shares	537	198,920
Swiss Re AG	8,231	634,644
Swisscom AG, Registered Shares	1,700	889,695
UBS Group AG, Registered Shares	97,748	1,124,945
Vontobel Holding AG, Registered Shares	1,733	121,532
Zurich Insurance Group AG	3,560	1,255,609

Total Switzerland		8,197,924

United Kingdom - 20.0%
Admiral Group PLC	7,985	226,826
Anglo American PLC	38,198	882,310
Antofagasta PLC	30,413	352,334
AstraZeneca PLC	32,729	3,405,450
Babcock International Group PLC	26,097	100,025
BAE Systems PLC	116,611	696,505
Bellway PLC	5,627	177,016
Bodycote PLC	14,961	115,999
BP PLC	956,711	3,631,450
British American Tobacco PLC	127,789	4,901,887
Daily Mail & General Trust PLC Class A Non-Voting Shares	11,699	99,597
Diversified Gas & Oil PLC	28,064	33,289
Drax Group PLC	9,654	30,680
easyJet PLC(a)	20,640	173,419
Evraz PLC	116,120	413,790
Fiat Chrysler Automobiles N.V.*	65,486	657,837
GlaxoSmithKline PLC	205,334	4,152,231
Hastings Group Holdings PLC(b)	34,721	82,714
Imperial Brands PLC	75,398	1,433,295
J Sainsbury PLC	88,227	227,511
Jupiter Fund Management PLC	25,202	79,780
Legal & General Group PLC	166,076	453,295
Marston’s PLC	51,167	33,602
Mondi PLC	12,739	237,757
National Grid PLC	159,010	1,943,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

Investments	Shares	Value
Pennon Group PLC	17,906	$247,575
Persimmon PLC*	29,440	831,557
Phoenix Group Holdings PLC	20,180	160,578
Rio Tinto PLC	48,181	2,708,132
Royal Dutch Shell PLC Class A	198,959	3,163,882
Severn Trent PLC	8,265	253,161
SSE PLC	65,700	1,107,687
St. James’s Place PLC	11,988	141,132
Standard Life Aberdeen PLC	96,573	319,315
Tate & Lyle PLC	17,158	141,534
TP ICAP PLC	21,565	93,473
United Utilities Group PLC	26,628	299,470
Vistry Group PLC	347	3,047
Vodafone Group PLC	1,347,110	2,144,862

Total United Kingdom		36,157,514

TOTAL COMMON STOCKS (Cost: $212,462,474)		179,402,228

RIGHTS - 0.1%

Spain - 0.1%
ACS Actividades de Construccion y Servicios S.A., expiring 7/10/20*(a)	9,136	14,248
Repsol S.A., expiring 7/9/20*(a)	74,575	36,293
Telefonica S.A., expiring 7/6/20*(a)	207,777	40,862

TOTAL RIGHTS (Cost: $100,613)		91,403

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $9,086,239)	9,086,239	9,086,239

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $221,649,326)		188,579,870
Other Assets less Liabilities - (4.2)%		(7,537,217)

NET ASSETS - 100.0%		$181,042,653

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,495,792 and the total market value of the collateral held by the Fund was $12,136,707. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,050,468.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund^	$94,319	$349,349	$450,980	$20,381	$(13,069)	$—	$4,826

^	As of June 30, 2020, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$179,402,228	$—	$—	$179,402,228
Rights	91,403	—	—	91,403
Investment of Cash Collateral for Securities Loaned	—	9,086,239	—	9,086,239

Total Investments in Securities	$179,493,631	$9,086,239	$—	$188,579,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 7.4%
Australia & New Zealand Banking Group Ltd.	137,731	$1,767,590
BHP Group Ltd.	129,800	3,201,136
BHP Group PLC	101,556	2,075,985
Commonwealth Bank of Australia	79,888	3,818,300
CSL Ltd.	5,379	1,062,888
Fortescue Metals Group Ltd.	112,149	1,069,422
Macquarie Group Ltd.	13,580	1,108,890
National Australia Bank Ltd.	156,900	1,968,227
Rio Tinto Ltd.	15,944	1,075,350
Telstra Corp., Ltd.	392,004	844,770
Transurban Group	96,839	942,099
Wesfarmers Ltd.	71,560	2,208,732
Westpac Banking Corp.	194,499	2,403,730
Woodside Petroleum Ltd.	55,498	827,254
Woolworths Group Ltd.	39,180	1,005,644

Total Australia		25,380,017

Austria - 0.2%
Erste Group Bank AG	15,239	358,574
OMV AG	13,720	458,590

Total Austria		817,164

Belgium - 0.7%
Anheuser-Busch InBev S.A./N.V.	40,769	2,008,566
UCB S.A.	3,300	382,129

Total Belgium		2,390,695

China - 4.0%
BOC Hong Kong Holdings Ltd.	428,634	1,363,253
China Mobile Ltd.	973,184	6,567,041
China Overseas Land & Investment Ltd.	279,500	845,664
China Unicom Hong Kong Ltd.	550,000	297,338
CITIC Ltd.	1,128,623	1,060,116
CNOOC Ltd.	2,554,674	2,841,292
Wilmar International Ltd.	193,000	565,836

Total China		13,540,540

Denmark - 1.6%
AP Moller - Maersk A/S Class B	211	245,723
Carlsberg A/S Class B	2,442	322,585
Coloplast A/S Class B	4,248	658,074
DSV Panalpina A/S	654	79,809
Novo Nordisk A/S Class B	45,921	2,971,463
Orsted A/S(a)	7,230	833,918
Vestas Wind Systems A/S	2,664	271,139

Total Denmark		5,382,711

Finland - 1.8%
Fortum Oyj	51,021	968,728
Kone Oyj Class B	14,916	1,025,613
Neste Oyj	16,666	651,588
Nordea Bank Abp	357,195	2,465,608
Sampo Oyj Class A(b)	32,382	1,113,645

Total Finland		6,225,182

France - 9.9%
Air Liquide S.A.	10,555	1,522,163
AXA S.A.	119,030	2,488,211
Capgemini SE	2,891	331,034
Carrefour S.A.	21,401	330,622
Cie Generale des Etablissements Michelin SCA(b)	6,114	634,093
Danone S.A.	18,403	1,272,404
Dassault Systemes SE	1,238	213,575
Hermes International	784	654,953
Kering S.A.	2,736	1,488,070
L’Oreal S.A.	8,697	2,790,728
Legrand S.A.	5,623	427,052
LVMH Moet Hennessy Louis Vuitton SE	8,643	3,790,734
Orange S.A.	134,664	1,610,034
Pernod Ricard S.A.	3,995	628,402
Sanofi	51,088	5,201,451
Schneider Electric SE	18,044	2,003,914
Sodexo S.A.(b)	3,830	258,960
Thales S.A.	4,132	333,585
TOTAL S.A.	144,564	5,516,421
Vinci S.A.	17,781	1,637,600
Vivendi S.A.	26,692	684,723

Total France		33,818,729

Germany - 10.5%
Allianz SE, Registered Shares	15,250	3,113,192
BASF SE	48,742	2,730,660
Bayer AG, Registered Shares	49,573	3,663,050
Bayerische Motoren Werke AG	33,823	2,158,495
Beiersdorf AG	1,626	184,633
Continental AG	7,700	753,782
Daimler AG, Registered Shares	73,550	2,985,855
Deutsche Boerse AG	3,397	614,461
Deutsche Post AG, Registered Shares	51,749	1,891,868
Deutsche Telekom AG, Registered Shares	217,289	3,647,300
Deutsche Wohnen SE, Bearer Shares	6,382	286,359
E.ON SE	96,058	1,080,494
Fresenius Medical Care AG & Co. KGaA	5,334	457,104
Fresenius SE & Co. KGaA	9,613	476,357
Hannover Rueck SE	3,760	647,815
Henkel AG & Co. KGaA	5,739	477,953
Infineon Technologies AG	21,201	497,073
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	5,176	1,345,226
RWE AG	17,785	621,429
SAP SE	16,274	2,272,339
Siemens AG, Registered Shares	31,154	3,665,617
Siemens Healthineers AG(a)	19,223	920,827
Volkswagen AG	9,867	1,588,068

Total Germany		36,079,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2020

Investments	Shares	Value
Hong Kong - 2.5%
AIA Group Ltd.	168,404	$1,570,955
CLP Holdings Ltd.	87,000	853,112
Hang Seng Bank Ltd.	62,218	1,044,399
Henderson Land Development Co., Ltd.	164,219	622,936
Hong Kong & China Gas Co., Ltd.	333,215	515,916
Hong Kong Exchanges & Clearing Ltd.	26,824	1,142,117
MTR Corp., Ltd.	150,438	779,321
New World Development Co., Ltd.	88,750	421,395
Sun Hung Kai Properties Ltd.	90,442	1,154,673
Swire Pacific Ltd. Class A	25,500	135,224
Swire Pacific Ltd. Class B	102,500	97,733
Swire Properties Ltd.	130,280	330,808

Total Hong Kong		8,668,589

Ireland - 0.3%
CRH PLC	21,062	721,502
Kerry Group PLC Class A	1,139	141,103

Total Ireland		862,605

Italy - 2.4%
Assicurazioni Generali SpA(b)	72,048	1,090,002
Enel SpA	456,652	3,937,960
Eni SpA	216,891	2,068,174
Ferrari N.V.	1,445	246,445
Snam SpA	163,929	797,962

Total Italy		8,140,543

Japan - 19.6%
Aeon Co., Ltd.	16,245	377,195
Asahi Group Holdings Ltd.(b)	9,635	337,227
Astellas Pharma, Inc.	51,500	859,010
Bridgestone Corp.(b)	28,955	931,037
Canon, Inc.(b)	68,536	1,355,982
Central Japan Railway Co.	1,300	201,112
Chugai Pharmaceutical Co., Ltd.(b)	20,400	1,090,105
Dai-ichi Life Holdings, Inc.	32,700	388,878
Daiichi Sankyo Co., Ltd.	8,400	685,641
Daikin Industries Ltd.	3,500	562,381
Daiwa House Industry Co., Ltd.	18,900	445,324
Denso Corp.	25,100	978,315
East Japan Railway Co.	5,700	394,882
Eisai Co., Ltd.	7,100	562,419
ENEOS Holdings, Inc.	142,700	505,273
FANUC Corp.	10,675	1,905,738
Fast Retailing Co., Ltd.	800	457,524
FUJIFILM Holdings Corp.	7,900	337,572
Hitachi Ltd.	21,900	690,788
Honda Motor Co., Ltd.	73,600	1,879,824
Hoya Corp.	4,300	408,935
ITOCHU Corp.	67,700	1,456,788
Japan Post Holdings Co., Ltd.	156,136	1,109,603
Japan Tobacco, Inc.(b)	121,009	2,244,979
Kao Corp.(b)	7,100	562,024
KDDI Corp.	93,680	2,808,186
Keyence Corp.	800	333,911
Kirin Holdings Co., Ltd.(b)	20,500	432,194
Komatsu Ltd.	43,667	891,878
Kubota Corp.(b)	24,100	359,205
Mitsubishi Corp.	69,805	1,468,762
Mitsubishi Electric Corp.	62,681	813,107
Mitsubishi Estate Co., Ltd.	16,700	248,058
Mitsubishi UFJ Financial Group, Inc.	498,100	1,946,507
Mitsui Fudosan Co., Ltd.	13,300	235,402
Mizuho Financial Group, Inc.	1,044,146	1,279,474
MS&AD Insurance Group Holdings, Inc.	19,800	543,429
Murata Manufacturing Co., Ltd.	13,810	808,490
Nidec Corp.	4,400	293,483
Nintendo Co., Ltd.	3,100	1,379,534
Nippon Telegraph & Telephone Corp.	145,604	3,394,975
NTT Data Corp.	18,000	200,046
NTT DOCOMO, Inc.	158,711	4,239,747
Olympus Corp.	8,300	159,676
Oriental Land Co., Ltd.	1,100	145,192
Otsuka Holdings Co., Ltd.(b)	15,400	670,757
Panasonic Corp.	87,084	758,438
Rakuten, Inc.	5,400	47,451
Recruit Holdings Co., Ltd.	13,600	464,154
Secom Co., Ltd.	4,100	358,106
Seven & I Holdings Co., Ltd.	23,100	753,691
Shin-Etsu Chemical Co., Ltd.	9,200	1,074,051
Shionogi & Co., Ltd.	4,900	306,576
Shiseido Co., Ltd.(b)	2,260	143,181
SMC Corp.	750	383,603
Softbank Corp.	128,400	1,636,465
SoftBank Group Corp.	9,580	483,951
Sony Corp.	8,300	568,079
Subaru Corp.	43,700	907,944
Sumitomo Corp.	59,010	675,236
Sumitomo Mitsui Financial Group, Inc.(b)	52,894	1,486,533
Sumitomo Realty & Development Co., Ltd.	2,800	76,900
Suzuki Motor Corp.	6,917	234,467
Takeda Pharmaceutical Co., Ltd.	57,100	2,036,621
Terumo Corp.	6,397	241,981
Tokio Marine Holdings, Inc.	20,100	875,282
Tokyo Electron Ltd.	8,650	2,119,905
Toshiba Corp.	5,700	181,485
Toyota Motor Corp.	107,473	6,736,177
Unicharm Corp.	4,600	188,460
West Japan Railway Co.	3,900	218,561
Z Holdings Corp.	150,400	733,285

Total Japan		67,071,152

Macau - 0.2%
Galaxy Entertainment Group Ltd.	84,000	571,709

Netherlands - 2.8%
ABN AMRO Bank N.V. CVA(a)	59,199	509,708
Akzo Nobel N.V.	5,145	460,786
ASML Holding N.V.	5,239	1,923,540
EXOR N.V.	1,122	64,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2020

Investments	Shares	Value
Heineken Holding N.V.	5,157	$421,953
Heineken N.V.	9,556	880,735
Koninklijke Ahold Delhaize N.V.	40,608	1,106,471
Koninklijke DSM N.V.	3,910	541,035
Royal Dutch Shell PLC Class B	224,294	3,392,167
Wolters Kluwer N.V.	4,338	338,717

Total Netherlands		9,639,179

Norway - 1.2%
DNB ASA	73,616	969,897
Equinor ASA	162,606	2,302,475
Telenor ASA	65,540	951,814

Total Norway		4,224,186

Singapore - 1.5%
DBS Group Holdings Ltd.	128,500	1,915,917
Oversea-Chinese Banking Corp., Ltd.	140,199	904,477
Singapore Telecommunications Ltd.	867,600	1,529,907
United Overseas Bank Ltd.	55,286	801,717

Total Singapore		5,152,018

Spain - 3.7%
Aena SME S.A.*(a)	6,033	804,307
CaixaBank S.A.	328,385	700,953
Endesa S.A.(b)	62,017	1,527,521
Ferrovial S.A.	23,958	637,730
Grifols S.A.(b)	7,169	217,642
Iberdrola S.A.	242,937	2,815,860
Industria de Diseno Textil S.A.	101,910	2,697,827
Naturgy Energy Group S.A.(b)	51,109	950,882
Repsol S.A.	98,621	862,425
Telefonica S.A.(b)	280,172	1,336,426

Total Spain		12,551,573

Sweden - 1.6%
Assa Abloy AB Class B	18,170	369,479
Atlas Copco AB Class A	18,885	799,861
Atlas Copco AB Class B	9,691	358,446
Essity AB Class B*	12,300	397,517
Hexagon AB Class B*	4,372	255,282
Skandinaviska Enskilda Banken AB Class C*	1,484	13,428
Svenska Handelsbanken AB Class A*	93,801	890,423
Svenska Handelsbanken AB Class B*	2,005	20,014
Telefonaktiebolaget LM Ericsson Class A	2,810	27,959
Telefonaktiebolaget LM Ericsson Class B	33,952	313,987
Telia Co. AB	245,143	915,670
Volvo AB Class A*	17,318	266,183
Volvo AB Class B*	58,394	914,458

Total Sweden		5,542,707

Switzerland - 12.0%
ABB Ltd., Registered Shares	92,853	2,090,185
Cie Financiere Richemont S.A., Registered Shares	12,553	800,700
Credit Suisse Group AG, Registered Shares	49,117	507,887
Geberit AG, Registered Shares	858	429,385
Givaudan S.A., Registered Shares	202	752,104
Kuehne + Nagel International AG, Registered Shares*	5,405	897,839
LafargeHolcim Ltd., Registered Shares*	25,150	1,101,764
Lonza Group AG, Registered Shares	610	322,012
Nestle S.A., Registered Shares	74,269	8,209,525
Novartis AG, Registered Shares	81,586	7,096,531
Partners Group Holding AG	686	622,182
Roche Holding AG, Bearer Shares	5,074	1,740,330
Roche Holding AG Genusschein	22,223	7,700,831
Schindler Holding AG, Participation Certificate	754	177,449
Schindler Holding AG, Registered Shares	1,257	296,092
SGS S.A., Registered Shares	232	566,809
Sika AG, Registered Shares(b)	1,849	355,828
Swiss Life Holding AG, Registered Shares	986	365,243
Swiss Re AG	15,901	1,226,032
Swisscom AG, Registered Shares	2,305	1,206,321
UBS Group AG, Registered Shares	192,568	2,216,193
Zurich Insurance Group AG	7,016	2,474,537

Total Switzerland		41,155,779

United Kingdom - 15.3%
Anglo American PLC	51,896	1,198,710
AstraZeneca PLC	44,272	4,606,498
BAE Systems PLC	161,310	963,487
BP PLC	1,271,707	4,827,101
British American Tobacco PLC	170,008	6,521,374
Coca-Cola European Partners PLC(b)	10,906	412,794
Diageo PLC	52,788	1,749,005
Fiat Chrysler Automobiles N.V.*	85,514	859,027
GlaxoSmithKline PLC	273,912	5,539,005
Imperial Brands PLC	101,136	1,922,567
Legal & General Group PLC	302,243	824,955
London Stock Exchange Group PLC	3,209	331,398
National Grid PLC	210,884	2,577,543
Prudential PLC	66,197	996,648
Reckitt Benckiser Group PLC	19,560	1,796,192
RELX PLC	38,856	897,796
Rio Tinto PLC	64,485	3,624,539
Royal Dutch Shell PLC Class A	266,755	4,241,986
Smith & Nephew PLC	14,352	266,975
Tesco PLC	253,010	713,085
Unilever N.V.	49,527	2,628,340
Unilever PLC	34,239	1,842,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2020

Investments	Shares	Value
Vodafone Group PLC	1,796,550	$2,860,458

Total United Kingdom		52,201,898

TOTAL COMMON STOCKS (Cost: $356,845,783)		339,416,933

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/9/20*(b)	99,797	48,567
Telefonica S.A., expiring 7/6/20*(b)	283,488	55,752

TOTAL RIGHTS (Cost: $116,842)		104,319

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $51,182)	854	45,731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $11,205,654)	11,205,654	11,205,654

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $368,219,461)		350,772,637
Other Assets less Liabilities - (2.5)%		(8,511,584)

NET ASSETS - 100.0%		$342,261,053

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,121,333 and the total market value of the collateral held by the Fund was $14,896,362. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,690,708.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$727,876	$—	$786,851	$(98,312)	$203,018	$45,731	$8,931

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/2/2020	185,501	USD	20,000,000	JPY	$119	$—
Canadian Imperial Bank of Commerce	7/2/2020	78,733	USD	70,000	EUR	112	—

						$231	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$339,416,933	$—	$—	$339,416,933
Rights	104,319	—	—	104,319
Exchange-Traded Fund	45,731	—	—	45,731
Investment of Cash Collateral for Securities Loaned	—	11,205,654	—	11,205,654

Total Investments in Securities	$339,566,983	$11,205,654	$—	$350,772,637

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	231	—	231

Total - Net	$339,566,983	$11,205,885	$—	$350,772,868

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 8.0%
AGL Energy Ltd.	56,982	$668,907
Alumina Ltd.(a)	491,041	549,383
Ampol Ltd.	17,773	358,780
APA Group(a)	70,729	541,997
Aristocrat Leisure Ltd.	16,564	290,810
ASX Ltd.	8,146	478,855
Atlas Arteria Ltd.(a)	33,299	151,773
Aurizon Holdings Ltd.	144,239	488,598
AusNet Services(a)	256,064	294,421
Bendigo & Adelaide Bank Ltd.(a)	42,577	205,493
Boral Ltd.	87,183	227,497
Brambles Ltd.	55,670	416,634
Challenger Ltd.(a)	50,926	154,626
Coca-Cola Amatil Ltd.	53,829	320,951
Cochlear Ltd.	1,793	233,230
Computershare Ltd.(a)	21,211	193,500
Crown Resorts Ltd.(a)	53,527	356,372
Downer EDI Ltd.	38,032	114,690
Evolution Mining Ltd.	52,318	204,239
IDP Education Ltd.(a)	2,841	30,299
Iluka Resources Ltd.	23,046	135,506
Insurance Australia Group Ltd.	139,885	555,713
Magellan Financial Group Ltd.	9,692	387,097
Medibank Pvt Ltd.	156,429	322,027
Newcrest Mining Ltd.	10,962	237,968
Northern Star Resources Ltd.	4,544	41,797
Orica Ltd.	14,736	168,825
Origin Energy Ltd.	36,242	145,723
Qantas Airways Ltd.	94,339	245,520
QBE Insurance Group Ltd.	76,850	468,793
Ramsay Health Care Ltd.	7,397	338,775
REA Group Ltd.(a)	3,179	236,121
Reece Ltd.	20,039	126,793
Santos Ltd.	68,282	249,164
Seek Ltd.	15,601	235,127
Seven Group Holdings Ltd.(a)	13,056	154,432
Sonic Healthcare Ltd.	21,491	450,259
South32 Ltd.	355,910	499,890
Star Entertainment Group Ltd. (The)	86,729	169,585
Suncorp Group Ltd.	88,037	559,462
Tabcorp Holdings Ltd.	138,935	323,320
Treasury Wine Estates Ltd.	27,991	201,969
Washington H Soul Pattinson & Co., Ltd.(a)	9,995	134,397
Whitehaven Coal Ltd.(a)	124,817	122,889
Worley Ltd.(a)	7,309	43,881

Total Australia		12,836,088

Austria - 1.0%
Andritz AG	7,813	284,316
BAWAG Group AG(b)	8,989	310,351
Raiffeisen Bank International AG	12,547	223,502
Telekom Austria AG*	32,858	226,962
Verbund AG(a)	3,090	138,335
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,851	175,475
Voestalpine AG(a)	14,458	310,886

Total Austria		1,669,827

Belgium - 1.5%
Ageas S.A./N.V.	14,642	518,681
Colruyt S.A.	5,635	309,929
Elia Group S.A./N.V.(a)	2,731	296,303
Proximus SADP	29,136	593,615
Solvay S.A.	6,453	516,470
Warehouses De Pauw CVA	9,065	247,407

Total Belgium		2,482,405

China - 3.4%
Beijing Enterprises Holdings Ltd.	44,200	147,705
BYD Electronic International Co., Ltd.(a)	22,000	50,356
China Everbright International Ltd.	319,407	168,555
China Jinmao Holdings Group Ltd.	835,242	587,330
China Resources Pharmaceutical Group Ltd.(b)	152,000	87,665
China Resources Power Holdings Co., Ltd.	540,000	634,724
CSPC Pharmaceutical Group Ltd.	185,600	350,584
Far East Horizon Ltd.	243,000	206,303
Fosun International Ltd.	475,000	604,287
Guangdong Investment Ltd.	314,208	539,190
Lenovo Group Ltd.	792,000	438,385
Shenzhen Investment Ltd.	748,000	236,451
Sino-Ocean Group Holding Ltd.	679,964	163,182
Sinotruk Hong Kong Ltd.(a)	199,500	516,096
Sun Art Retail Group Ltd.	314,500	537,256
Yuexiu Property Co., Ltd.	1,184,000	210,816

Total China		5,478,885

Denmark - 2.6%
Chr Hansen Holding A/S	1,890	194,812
Danske Bank A/S*	103,649	1,378,873
H. Lundbeck A/S	14,576	547,812
Novozymes A/S Class B	5,926	342,471
Pandora A/S	12,876	699,104
Rockwool International A/S Class B	330	89,264
Royal Unibrew A/S*	2,291	190,504
Topdanmark A/S	5,700	235,354
Tryg A/S	15,507	448,669

Total Denmark		4,126,863

Finland - 2.8%
Elisa Oyj	11,054	672,164
Huhtamaki Oyj	3,865	152,108
Kesko Oyj Class B	19,528	333,818
Kojamo Oyj	8,320	175,679
Metso Oyj	7,651	250,664
Nokian Renkaat Oyj	11,244	246,765
Orion Oyj Class B	8,071	390,336
Stora Enso Oyj Class R	46,375	553,675
UPM-Kymmene Oyj	42,648	1,231,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
Valmet Oyj	7,138	$186,236
Wartsila Oyj Abp	28,159	232,710

Total Finland		4,426,146

France - 5.3%
ALD S.A.(a)(b)	27,464	271,447
Arkema S.A.	3,638	347,884
Bollore S.A.	79,694	250,265
Cie Plastic Omnium S.A.	7,781	158,442
CNP Assurances*	44,848	516,303
Covivio	5,853	424,010
Edenred	7,875	344,328
Eurazeo SE*	2,656	136,088
Eutelsat Communications S.A.	25,369	233,929
Faurecia SE*	6,948	271,333
Gaztransport Et Technigaz S.A.	2,183	166,480
ICADE	5,948	414,191
Imerys S.A.	5,832	198,733
Ipsen S.A.	1,303	110,711
Klepierre S.A.	31,109	619,662
Publicis Groupe S.A.	13,346	431,849
Remy Cointreau S.A.(a)	1,369	186,356
Rubis SCA	4,158	199,785
Sartorius Stedim Biotech	928	234,514
SCOR SE*	12,813	351,138
SEB S.A.	1,170	193,302
Societe BIC S.A.	3,484	176,870
Suez S.A.	45,075	528,282
Teleperformance	1,283	325,522
Valeo S.A.(a)	17,588	461,453
Veolia Environnement S.A.	34,383	773,118
Wendel SE	1,669	159,055

Total France		8,485,050

Germany - 6.0%
Bechtle AG	915	161,346
Brenntag AG	8,088	424,860
Covestro AG(b)	15,119	574,804
DWS Group GmbH & Co. KGaA(b)	13,959	506,558
Evonik Industries AG	32,602	827,909
Fuchs Petrolub SE	3,326	112,068
GEA Group AG	10,542	333,303
Hapag-Lloyd AG(b)	790	46,050
HeidelbergCement AG	8,944	477,561
Hella GmbH & Co. KGaA	4,218	172,443
Hochtief AG	4,555	403,904
KION Group AG	4,265	262,505
LANXESS AG	2,431	128,219
LEG Immobilien AG	3,155	400,420
Merck KGaA	2,998	347,832
METRO AG	24,109	227,889
MTU Aero Engines AG	1,269	219,706
Rheinmetall AG	1,474	127,806
Scout24 AG(b)	2,988	231,730
Stroeer SE & Co. KGaA	2,906	195,506
Suedzucker AG	11,964	188,526
Symrise AG	2,451	284,919
Talanx AG	14,516	539,325
Telefonica Deutschland Holding AG	476,264	1,405,224
TUI AG	33,120	155,876
TUI AG(a)	40,221	189,551
Uniper SE	17,430	561,846
Wacker Chemie AG	2,856	195,799

Total Germany		9,703,485

Hong Kong - 2.7%
Bank of East Asia Ltd. (The)	161,580	369,006
Hang Lung Group Ltd.	89,000	206,927
Hang Lung Properties Ltd.	285,000	675,135
Hysan Development Co., Ltd.	58,000	185,963
PCCW Ltd.	780,543	445,135
Power Assets Holdings Ltd.	162,500	883,739
Sino Land Co., Ltd.	421,046	529,672
SJM Holdings Ltd.	332,000	368,392
Techtronic Industries Co., Ltd.	45,000	440,104
Wharf Holdings Ltd. (The)(a)	150,000	305,015

Total Hong Kong		4,409,088

Ireland - 0.1%
Glanbia PLC	7,791	88,205

Israel - 0.6%
Azrieli Group Ltd.	4,110	186,087
Bank Leumi Le-Israel BM	80,488	402,562
Elbit Systems Ltd.	1,038	142,161
ICL Group Ltd.	78,180	231,765

Total Israel		962,575

Italy - 4.0%
A2A SpA	197,459	279,549
ACEA SpA	12,522	240,355
Banca Generali SpA	9,916	296,917
Banca Mediolanum SpA	71,378	512,275
DiaSorin SpA(a)	934	178,753
Enav SpA(b)	38,060	171,501
ERG SpA	9,695	208,959
Hera SpA	73,823	277,431
Infrastrutture Wireless Italiane SpA(b)	26,707	267,564
Iren SpA	56,620	140,286
Italgas SpA	48,746	283,053
Leonardo SpA	9,823	65,093
Mediobanca Banca di Credito Finanziario SpA	68,567	492,100
Poste Italiane SpA(b)	83,199	723,264
Prysmian SpA	10,828	250,769
Recordati SpA	8,689	433,790
Telecom Italia SpA RSP	555,223	215,142
Terna Rete Elettrica Nazionale SpA	112,487	772,947
UnipolSai Assicurazioni SpA(a)	270,008	645,336

Total Italy		6,455,084

Japan - 30.7%
ABC-Mart, Inc.	3,178	185,876
Advantest Corp.	10,600	601,307
AEON Financial Service Co., Ltd.	15,000	163,368
Aeon Mall Co., Ltd.	8,900	117,968
AGC, Inc.(a)	10,128	287,735
Air Water, Inc.	8,200	115,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
Aisin Seiki Co., Ltd.	17,000	$494,786
Ajinomoto Co., Inc.	16,900	280,714
Alfresa Holdings Corp.	10,600	221,167
Alps Alpine Co., Ltd.	9,900	126,635
Amada Co., Ltd.	32,100	262,132
Aozora Bank Ltd.(a)	11,400	198,233
Asahi Kasei Corp.	60,500	491,021
Bandai Namco Holdings, Inc.	8,900	467,501
Brother Industries Ltd.	12,100	217,808
Canon Marketing Japan, Inc.(a)	8,900	181,077
Casio Computer Co., Ltd.	14,900	258,266
Chiba Bank Ltd. (The)	44,600	210,009
Chubu Electric Power Co., Inc.	34,300	429,843
Chugoku Electric Power Co., Inc. (The)	24,400	325,906
Coca-Cola Bottlers Japan Holdings, Inc.(a)	8,000	144,895
COMSYS Holdings Corp.	7,100	209,607
Concordia Financial Group Ltd.	80,300	256,787
Dai Nippon Printing Co., Ltd.	14,779	338,224
Daicel Corp.	19,500	150,563
Daifuku Co., Ltd.	3,300	288,140
Daito Trust Construction Co., Ltd.	4,420	405,967
Daiwa Securities Group, Inc.	108,200	451,013
Dentsu Group, Inc.(a)	11,500	272,350
Disco Corp.	1,600	386,931
Electric Power Development Co., Ltd.	8,500	161,121
FamilyMart Co., Ltd.	11,500	197,094
Fuji Electric Co., Ltd.	4,975	135,759
Fujitsu Ltd.	6,500	760,347
Fukuoka Financial Group, Inc.	10,500	165,551
Hakuhodo DY Holdings, Inc.	14,100	167,420
Hankyu Hanshin Holdings, Inc.	6,700	226,366
Haseko Corp.	35,100	441,820
Hikari Tsushin, Inc.	1,500	341,336
Hino Motors Ltd.	28,600	192,991
Hirose Electric Co., Ltd.	1,775	194,471
Hitachi Construction Machinery Co., Ltd.	11,600	320,415
Hitachi Metals Ltd.(a)	20,400	242,603
Hulic Co., Ltd.(a)	30,600	287,039
Idemitsu Kosan Co., Ltd.	9,866	209,144
IHI Corp.	7,500	108,310
Iida Group Holdings Co., Ltd.	15,100	231,080
Inpex Corp.	58,100	359,150
Isuzu Motors Ltd.	35,000	315,758
Itochu Techno-Solutions Corp.	8,900	333,281
J. Front Retailing Co., Ltd.	16,800	111,808
Japan Exchange Group, Inc.	33,900	783,045
Japan Post Insurance Co., Ltd.	29,100	381,131
JSR Corp.	13,900	267,989
JTEKT Corp.	20,700	160,596
Kajima Corp.	26,376	313,916
Kakaku.com, Inc.	3,000	75,886
Kansai Electric Power Co., Inc. (The)	54,600	528,869
Kansai Paint Co., Ltd.	7,400	155,909
Kawasaki Heavy Industries Ltd.	8,756	125,799
Kintetsu Group Holdings Co., Ltd.	4,000	179,636
Kobe Bussan Co., Ltd.	2,600	146,526
Koito Manufacturing Co., Ltd.	4,000	160,912
Konami Holdings Corp.	6,300	209,640
Konica Minolta, Inc.	20,700	71,376
Kose Corp.	1,700	204,217
Kuraray Co., Ltd.(a)	18,700	194,999
Kurita Water Industries Ltd.	6,400	177,433
Kyowa Kirin Co., Ltd.(a)	16,500	432,669
Kyushu Electric Power Co., Inc.	21,000	176,160
Kyushu Railway Co.(a)	9,000	233,499
Lawson, Inc.	8,800	441,285
LIXIL Group Corp.	20,900	291,750
Makita Corp.	8,558	310,558
Marubeni Corp.	108,600	490,731
Marui Group Co., Ltd.	8,900	160,536
Mazda Motor Corp.	33,400	199,994
Mebuki Financial Group, Inc.	92,500	214,349
Medipal Holdings Corp.	10,600	203,973
MEIJI Holdings Co., Ltd.	5,400	429,457
MINEBEA MITSUMI, Inc.	12,300	222,662
Mitsubishi Chemical Holdings Corp.	111,900	650,749
Mitsubishi Gas Chemical Co., Inc.	19,000	287,065
Mitsubishi Heavy Industries Ltd.	12,200	287,571
Mitsubishi Materials Corp.	8,400	177,133
Mitsubishi Motors Corp.	87,700	216,232
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,200	208,945
Mitsui Chemicals, Inc.	11,100	231,188
Nabtesco Corp.(a)	5,500	169,254
NEC Corp.	6,560	314,364
NGK Insulators Ltd.	19,700	271,712
NGK Spark Plug Co., Ltd.(a)	11,100	158,858
NH Foods Ltd.	3,700	148,329
Nikon Corp.	23,700	198,150
Nippon Express Co., Ltd.	5,000	258,609
Nippon Paint Holdings Co., Ltd.(a)	6,500	472,355
Nissan Chemical Corp.	3,700	189,313
Nisshin Seifun Group, Inc.	8,900	132,735
Nissin Foods Holdings Co., Ltd.	3,700	327,525
Nitori Holdings Co., Ltd.(a)	1,900	372,040
Nitto Denko Corp.	8,900	503,221
Nomura Holdings, Inc.	92,200	412,266
Nomura Real Estate Holdings, Inc.(a)	8,768	162,543
Nomura Research Institute Ltd.	21,130	573,273
NS Solutions Corp.	3,000	81,893
NSK Ltd.	34,100	252,546
Obayashi Corp.	32,800	306,460
Obic Co., Ltd.	2,500	437,271
Oji Holdings Corp.	33,362	154,928
Omron Corp.	5,400	361,385
Ono Pharmaceutical Co., Ltd.	21,300	619,346
Oracle Corp.	3,368	397,098
Osaka Gas Co., Ltd.	19,100	376,742
Otsuka Corp.	6,300	331,687
Park24 Co., Ltd.(a)	9,100	155,624
Pigeon Corp.(a)	4,100	158,474
Pola Orbis Holdings, Inc.(a)	11,500	199,972
Resona Holdings, Inc.	153,100	521,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
Ricoh Co., Ltd.	25,560	$182,191
Rohm Co., Ltd.	3,400	225,017
Ryohin Keikaku Co., Ltd.	8,900	125,805
Sankyo Co., Ltd.	6,700	161,841
Santen Pharmaceutical Co., Ltd.	14,200	261,006
SBI Holdings, Inc.	13,900	299,942
SCSK Corp.	3,200	155,425
Seibu Holdings, Inc.	12,300	133,506
Seiko Epson Corp.(a)	21,100	241,148
Sekisui Chemical Co., Ltd.	20,700	295,865
Sekisui House Ltd.	44,400	844,705
Seven Bank Ltd.	82,300	225,041
SG Holdings Co., Ltd.	8,800	287,121
Sharp Corp.(a)	15,700	166,772
Shimadzu Corp.	5,400	143,553
Shimamura Co., Ltd.	2,100	142,096
Shimano, Inc.	1,900	365,435
Shimizu Corp.	46,100	378,167
Shizuoka Bank Ltd. (The)	27,400	176,004
Showa Denko K.K.(a)	9,000	201,548
Sojitz Corp.	86,600	188,636
Sompo Holdings, Inc.	17,700	608,184
Sony Financial Holdings, Inc.	16,209	389,881
Square Enix Holdings Co., Ltd.	1,800	90,763
Stanley Electric Co., Ltd.	7,100	170,779
SUMCO Corp.(a)	21,700	331,680
Sumitomo Chemical Co., Ltd.	97,900	292,198
Sumitomo Dainippon Pharma Co., Ltd.	9,790	135,210
Sumitomo Electric Industries Ltd.	38,912	447,063
Sumitomo Heavy Industries Ltd.	6,700	145,632
Sumitomo Metal Mining Co., Ltd.	10,800	301,221
Sumitomo Mitsui Trust Holdings, Inc.	19,800	555,174
Sumitomo Rubber Industries Ltd.(a)	20,000	196,876
Suntory Beverage & Food Ltd.(a)	9,900	385,869
Sysmex Corp.	3,100	236,483
T&D Holdings, Inc.	36,151	308,616
Taiheiyo Cement Corp.	6,100	140,902
Taisei Corp.	10,775	391,509
Taiyo Nippon Sanso Corp.	8,800	146,905
TDK Corp.	3,900	386,078
Teijin Ltd.	13,900	220,833
Toho Co., Ltd.	4,200	151,634
Tohoku Electric Power Co., Inc.	27,100	257,724
Tokyo Century Corp.(a)	3,900	199,184
Tokyo Gas Co., Ltd.	16,400	392,195
Tokyu Corp.	14,600	205,295
Tokyu Fudosan Holdings Corp.	30,600	142,952
Toray Industries, Inc.	46,800	220,151
Tosoh Corp.	20,400	277,963
TOTO Ltd.	6,300	240,298
Toyota Tsusho Corp.	16,200	409,786
Trend Micro, Inc.	7,530	420,175
Tsuruha Holdings, Inc.(a)	2,200	302,822
USS Co., Ltd.	12,400	198,037
Workman Co., Ltd.(a)	1,400	122,890
Yamada Denki Co., Ltd.	44,900	222,658
Yamaha Corp.	3,900	183,278
Yamaha Motor Co., Ltd.	20,760	324,817
Yamato Holdings Co., Ltd.	9,400	203,012
Yaskawa Electric Corp.	7,700	265,862
Yokogawa Electric Corp.	7,000	109,005
Yokohama Rubber Co., Ltd. (The)(a)	8,800	123,494
ZOZO, Inc.	4,000	88,835

Total Japan		49,213,350

Kazakhstan - 0.1%
KAZ Minerals PLC(a)	12,515	77,318

Netherlands - 2.0%
Aalberts N.V.(a)	5,381	176,415
ASM International N.V.	1,679	259,387
ASR Nederland N.V.	9,641	296,045
Euronext N.V.(b)	3,317	332,500
GrandVision N.V.(b)	6,459	183,900
Koninklijke KPN N.V.(a)	268,499	711,693
Koninklijke Vopak N.V.	6,076	321,286
NN Group N.V.	25,948	871,391
SBM Offshore N.V.	5,577	81,523

Total Netherlands		3,234,140

New Zealand - 1.3%
Contact Energy Ltd.	50,406	203,130
Fisher & Paykel Healthcare Corp., Ltd.	17,252	395,373
Mercury NZ Ltd.	90,205	272,926
Meridian Energy Ltd.	176,930	547,853
Ryman Healthcare Ltd.	17,482	147,203
Spark New Zealand Ltd.	193,100	566,845

Total New Zealand		2,133,330

Norway - 1.9%
Aker ASA Class A*	4,806	174,564
Aker BP ASA	33,660	611,651
Gjensidige Forsikring ASA*	29,915	549,181
Leroy Seafood Group ASA	32,969	197,397
Mowi ASA	37,936	718,255
Orkla ASA	55,226	482,591
SpareBank 1 SR-Bank ASA	19,192	139,061
Yara International ASA	6,425	222,381

Total Norway		3,095,081

Portugal - 1.5%
EDP - Energias de Portugal S.A.	249,199	1,189,524
Galp Energia, SGPS, S.A.	54,478	629,920
Jeronimo Martins, SGPS, S.A.(a)	23,489	411,158
NOS, SGPS, S.A.(a)	45,814	199,855

Total Portugal		2,430,457

Singapore - 2.4%
CapitaLand Ltd.*	201,800	422,391
City Developments Ltd.	26,700	161,151
ComfortDelGro Corp., Ltd.	146,100	151,855
Frasers Property Ltd.	93,100	84,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
Genting Singapore Ltd.	750,900	$409,078
Jardine Cycle & Carriage Ltd.	18,011	260,279
Keppel Corp., Ltd.(a)	104,000	444,314
Olam International Ltd.	196,000	195,290
SATS Ltd.	73,600	150,888
Singapore Airlines Ltd.	110,561	295,611
Singapore Exchange Ltd.	80,100	478,860
Singapore Technologies Engineering Ltd.	170,100	402,373
UOL Group Ltd.	29,900	145,529
Venture Corp., Ltd.	18,500	214,566

Total Singapore		3,816,272

South Africa - 0.1%
Investec PLC	44,699	89,197

Spain - 2.5%
Acciona S.A.(a)	2,655	259,878
ACS Actividades de Construccion y Servicios S.A.	17,052	429,770
Bankia S.A.	231,053	246,116
Bankinter S.A.	61,487	293,156
Cia de Distribucion Integral Logista Holdings S.A.	11,743	218,940
Cie Automotive S.A.(a)	5,018	88,034
Ebro Foods S.A.(a)	8,800	182,256
Enagas S.A.(a)	20,779	507,600
Fomento de Construcciones y Contratas S.A.	19,233	181,669
Grupo Catalana Occidente S.A.	5,086	117,103
Mapfre S.A.(a)	244,388	434,783
Prosegur Cash S.A.(a)(b)	89,954	75,572
Red Electrica Corp. S.A.(a)	37,014	690,307
Zardoya Otis S.A.	35,909	245,617

Total Spain		3,970,801

Sweden - 3.1%
Axfood AB	15,123	330,164
Boliden AB	15,492	352,520
Castellum AB	12,410	231,839
Epiroc AB Class A(a)	21,679	270,154
Evolution Gaming Group AB(b)	4,017	239,554
Fabege AB	12,181	142,381
Holmen AB Class B*	7,603	242,535
Husqvarna AB Class B	20,155	165,062
ICA Gruppen AB	9,592	454,857
Intrum AB(a)	6,895	126,552
Investment AB Latour Class B(a)	18,138	329,015
Lundin Energy AB(a)	12,826	309,201
Securitas AB Class B*	13,813	186,142
SKF AB Class B	23,378	434,480
Swedish Match AB	7,613	535,226
Tele2 AB Class B	28,470	377,547
Trelleborg AB Class B*	14,661	213,464

Total Sweden		4,940,693

Switzerland - 4.6%
Adecco Group AG, Registered Shares	9,911	465,034
Baloise Holding AG, Registered Shares	2,311	346,571
BKW AG	2,214	198,607
Bucher Industries AG, Registered Shares	443	127,540
Clariant AG, Registered Shares*(a)	15,020	294,995
Coca-Cola HBC AG	9,336	233,941
DKSH Holding AG	3,641	233,626
EMS-Chemie Holding AG, Registered Shares	1,104	855,191
Georg Fischer AG, Registered Shares	191	163,979
Helvetia Holding AG, Registered Shares	2,575	240,094
Julius Baer Group Ltd.	12,609	527,621
Logitech International S.A., Registered Shares	4,829	315,257
OC Oerlikon Corp. AG, Registered Shares	15,451	125,966
SFS Group AG	1,667	156,048
SIG Combibloc Group AG*	17,809	288,124
Sonova Holding AG, Registered Shares	1,325	264,497
STMicroelectronics N.V.(a)	20,197	549,413
Straumann Holding AG, Registered Shares	202	173,530
Sulzer AG, Registered Shares	1,801	143,502
Sunrise Communications Group AG*(b)	4,193	371,929
Swatch Group AG (The), Bearer Shares(a)	1,491	297,555
Swatch Group AG (The), Registered Shares	5,314	207,838
VAT Group AG(b)	1,712	312,570
Vifor Pharma AG	1,619	243,563
Vontobel Holding AG, Registered Shares	3,206	224,831

Total Switzerland		7,361,822

United Kingdom - 11.3%
Admiral Group PLC	26,788	760,952
Antofagasta PLC	55,402	641,832
Ashmore Group PLC(a)	40,766	210,146
Ashtead Group PLC	13,761	462,314
Auto Trader Group PLC(b)	20,588	133,909
Avast PLC(b)	33,902	221,385
AVEVA Group PLC	2,789	141,014
Babcock International Group PLC	49,248	188,759
Beazley PLC	23,258	117,824
Bellway PLC	9,204	289,543
Britvic PLC	15,399	146,508
Burberry Group PLC	13,854	273,803
ConvaTec Group PLC(b)	95,834	231,615
Croda International PLC	3,364	218,469
DCC PLC	3,146	261,609
Derwent London PLC	3,422	117,376
easyJet PLC(a)	36,239	304,483
Electrocomponents PLC	13,320	110,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

Investments	Shares	Value
Evraz PLC	226,783	$808,135
Fresnillo PLC	29,641	308,158
Hargreaves Lansdown PLC	15,084	303,517
Hikma Pharmaceuticals PLC	7,402	203,039
HomeServe PLC	10,885	175,516
Informa PLC	50,560	293,868
Intertek Group PLC	4,570	307,180
J Sainsbury PLC	181,513	468,067
Johnson Matthey PLC	7,109	184,286
Mondi PLC	20,699	386,321
Pearson PLC	27,738	197,344
Pennon Group PLC	32,820	453,782
Persimmon PLC*	56,939	1,608,289
Phoenix Group Holdings PLC	63,297	503,671
Quilter PLC(b)	86,746	149,146
Sage Group PLC (The)	35,594	295,457
Schroders PLC	12,924	470,923
Schroders PLC Non-Voting Shares	3,891	99,520
Segro PLC	43,733	483,627
Severn Trent PLC	15,593	477,622
Spectris PLC	4,853	151,408
Spirax-Sarco Engineering PLC	1,814	223,600
SSE PLC	129,751	2,187,572
SSP Group PLC	4,504	14,314
St. James’s Place PLC	35,886	422,479
Standard Life Aberdeen PLC	303,239	1,002,650
Tate & Lyle PLC	28,916	238,524
TechnipFMC PLC	16,420	112,976
United Utilities Group PLC	49,526	556,991
WM Morrison Supermarkets PLC(a)	120,237	283,090

Total United Kingdom		18,203,048

TOTAL COMMON STOCKS (Cost: $172,594,908)		159,689,210

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/10/20*(a) (Cost: $28,240)	18,192	28,370

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $5,880,755)	5,880,755	5,880,755

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $178,503,903)		165,598,335
Other Assets less Liabilities - (3.2)%		(5,143,860)

NET ASSETS - 100.0%		$160,454,475

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,688,765 and the total market value of the collateral held by the Fund was $16,529,069. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,648,314.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$159,689,210	$—	$—	$159,689,210
Rights	28,370	—	—	28,370
Investment of Cash Collateral for Securities Loaned	—	5,880,755	—	5,880,755

Total Investments in Securities	$159,717,580	$5,880,755	$—	$165,598,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.2%
AGL Energy Ltd.	20,864	$244,921
APA Group	23,871	182,924
ASX Ltd.	5,736	337,186
Aurizon Holdings Ltd.	53,866	182,467
AusNet Services	201,261	231,409
Brambles Ltd.	22,026	164,842
Challenger Ltd.	69,197	210,102
CIMIC Group Ltd.	4,415	73,318
Coca-Cola Amatil Ltd.	18,757	111,837
Coles Group Ltd.	13,352	157,841
Flight Centre Travel Group Ltd.	6,368	48,754
Fortescue Metals Group Ltd.	18,949	180,692
Qantas Airways Ltd.	26,081	67,877
Ramsay Health Care Ltd.	3,975	182,051
Rio Tinto Ltd.	3,781	255,011
Sonic Healthcare Ltd.	9,109	190,843
Tabcorp Holdings Ltd.	59,453	138,355
Telstra Corp., Ltd.	101,396	218,509

Total Australia		3,178,939

Belgium - 1.9%
Telenet Group Holding N.V.	9,009	370,740
UCB S.A.	4,235	490,399

Total Belgium		861,139

China - 1.5%
BOC Hong Kong Holdings Ltd.	124,500	395,968
WH Group Ltd.(a)	41,500	35,554
Wilmar International Ltd.	73,700	216,073

Total China		647,595

Denmark - 3.4%
Carlsberg A/S Class B	1,959	258,781
Coloplast A/S Class B	2,670	413,620
Novo Nordisk A/S Class B	4,630	299,598
Novozymes A/S Class B	5,923	342,298
Pandora A/S	3,055	165,872

Total Denmark		1,480,169

France - 7.9%
BioMerieux	4,582	629,389
Carrefour S.A.	17,814	275,207
Iliad S.A.	1,557	303,670
Ipsen S.A.	4,953	420,838
Orange S.A.	28,198	337,133
Sanofi	3,874	394,426
Sartorius Stedim Biotech	2,028	512,493
SEB S.A.	2,041	337,205
Veolia Environnement S.A.	12,196	274,233

Total France		3,484,594

Germany - 5.8%
Deutsche Telekom AG, Registered Shares	22,500	377,673
Deutsche Wohnen SE, Bearer Shares	8,224	369,010
Fresenius Medical Care AG & Co. KGaA	4,034	345,699
Henkel AG & Co. KGaA, Preference Shares	3,638	338,649
Knorr-Bremse AG	2,883	292,169
Sartorius AG, Preference Shares	833	273,752
Siemens Healthineers AG(a)	6,253	299,533
United Internet AG, Registered Shares	5,706	241,672

Total Germany		2,538,157

Hong Kong - 4.8%
CK Asset Holdings Ltd.	23,000	137,102
CLP Holdings Ltd.	21,000	205,924
Dairy Farm International Holdings Ltd.	19,600	91,140
Henderson Land Development Co., Ltd.	41,000	155,526
Hong Kong Exchanges & Clearing Ltd.	10,300	438,555
Jardine Matheson Holdings Ltd.	3,600	150,264
Jardine Strategic Holdings Ltd.	4,800	103,440
Kerry Properties Ltd.	48,500	125,154
PCCW Ltd.	352,000	200,742
Power Assets Holdings Ltd.	35,500	193,063
Sino Land Co., Ltd.	114,000	143,411
Sun Hung Kai Properties Ltd.	13,000	165,971

Total Hong Kong		2,110,292

Israel - 1.8%
Azrieli Group Ltd.	3,551	160,777
Check Point Software Technologies Ltd.*	2,702	290,276
Israel Discount Bank Ltd. Class A	110,427	335,019

Total Israel		786,072

Italy - 1.1%
Assicurazioni Generali SpA	19,784	299,309
Prysmian SpA	2,767	64,082
Recordati SpA	2,118	105,739

Total Italy		469,130

Japan - 29.3%
ABC-Mart, Inc.	2,200	128,674
Ajinomoto Co., Inc.	4,700	78,068
Asahi Group Holdings Ltd.	2,500	87,501
Astellas Pharma, Inc.	9,100	151,786
Benesse Holdings, Inc.	5,800	155,369
Bridgestone Corp.	4,100	131,834
Calbee, Inc.	4,500	124,424
Casio Computer Co., Ltd.	7,700	133,466
Chubu Electric Power Co., Inc.	12,800	160,408
Chugai Pharmaceutical Co., Ltd.	5,100	272,526
Chugoku Electric Power Co., Inc. (The)	12,400	165,625
Dai Nippon Printing Co., Ltd.	4,700	107,562
Daito Trust Construction Co., Ltd.	1,400	128,587
Daiwa House Industry Co., Ltd.	3,000	70,686
Eisai Co., Ltd.	600	47,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2020

Investments	Shares	Value
ENEOS Holdings, Inc.	37,500	$132,780
FUJIFILM Holdings Corp.	4,000	170,923
Fujitsu Ltd.	2,000	233,953
Fukuoka Financial Group, Inc.	15,300	241,232
Hakuhodo DY Holdings, Inc.	4,900	58,181
Hikari Tsushin, Inc.	300	68,267
Hitachi Ltd.	4,700	148,251
Hoya Corp.	1,300	123,632
Hulic Co., Ltd.	14,900	139,767
Inpex Corp.	13,600	84,070
ITOCHU Corp.	8,200	176,450
Itochu Techno-Solutions Corp.	7,000	262,131
Japan Tobacco, Inc.	5,300	98,326
Kamigumi Co., Ltd.	6,800	133,246
Kansai Paint Co., Ltd.	9,100	191,725
Kao Corp.	700	55,411
KDDI Corp.	5,500	164,870
Keihan Holdings Co., Ltd.	2,800	124,707
Kirin Holdings Co., Ltd.	1,900	40,057
Kyowa Kirin Co., Ltd.	5,900	154,712
Lawson, Inc.	1,500	75,219
Lion Corp.	4,000	95,917
McDonald’s Holdings Co., Japan Ltd.	3,500	188,812
Medipal Holdings Corp.	7,100	136,623
MEIJI Holdings Co., Ltd.	1,800	143,152
Mitsubishi Heavy Industries Ltd.	4,700	110,786
MS&AD Insurance Group Holdings, Inc.	11,700	321,117
NEC Corp.	4,300	206,062
Nexon Co., Ltd.	2,800	63,249
Nintendo Co., Ltd.	400	178,004
Nippon Telegraph & Telephone Corp.	7,200	167,879
Nitori Holdings Co., Ltd.	900	176,229
Nomura Research Institute Ltd.	9,500	257,742
NTT DOCOMO, Inc.	6,700	178,981
Obayashi Corp.	12,000	112,119
Olympus Corp.	6,600	126,971
Ono Pharmaceutical Co., Ltd.	6,300	183,187
Oracle Corp.	1,800	212,226
Osaka Gas Co., Ltd.	9,000	177,522
Otsuka Corp.	4,100	215,860
Otsuka Holdings Co., Ltd.	2,700	117,600
Pan Pacific International Holdings Corp.	6,500	142,731
Panasonic Corp.	9,700	84,480
Sankyo Co., Ltd.	5,200	125,608
Secom Co., Ltd.	1,700	148,483
Sega Sammy Holdings, Inc.	10,700	127,942
Sekisui House Ltd.	10,100	192,151
Seven & I Holdings Co., Ltd.	2,900	94,619
Seven Bank Ltd.	116,300	318,010
SG Holdings Co., Ltd.	4,700	153,349
Shimizu Corp.	16,100	132,071
Shionogi & Co., Ltd.	2,900	181,443
Softbank Corp.	14,800	188,627
Sohgo Security Services Co., Ltd.	2,700	125,634
Sumitomo Corp.	6,600	75,522
Sumitomo Mitsui Financial Group, Inc.	10,600	297,902
Sumitomo Realty & Development Co., Ltd.	5,100	140,069
Sundrug Co., Ltd.	1,200	39,709
Suntory Beverage & Food Ltd.	3,000	116,930
Teijin Ltd.	12,700	201,769
Tobu Railway Co., Ltd.	4,800	158,613
Toho Gas Co., Ltd.	1,800	90,096
Tohoku Electric Power Co., Inc.	18,700	177,839
Tokio Marine Holdings, Inc.	7,000	304,825
Tokyo Electric Power Co. Holdings, Inc.*	27,800	85,293
Tokyo Gas Co., Ltd.	7,200	172,183
Toyo Suisan Kaisha Ltd.	3,400	190,036
Trend Micro, Inc.	4,000	223,201
Tsuruha Holdings, Inc.	400	55,059
Welcia Holdings Co., Ltd.	600	48,329
West Japan Railway Co.	2,000	112,082
Yamada Denki Co., Ltd.	33,900	168,110

Total Japan		12,864,707

Netherlands - 2.1%
Koninklijke Ahold Delhaize N.V.	13,034	355,146
Koninklijke KPN N.V.	114,801	304,295
Koninklijke Vopak N.V.	5,053	267,192

Total Netherlands		926,633

New Zealand - 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	8,338	191,086
Fletcher Building Ltd.	56,282	134,057
Mercury NZ Ltd.	35,762	108,202
Spark New Zealand Ltd.	57,147	167,755

Total New Zealand		601,100

Norway - 0.4%
Orkla ASA	21,311	186,225

Portugal - 0.4%
Jeronimo Martins, SGPS, S.A.	10,464	183,165

Singapore - 2.8%
ComfortDelGro Corp., Ltd.	188,900	196,341
Genting Singapore Ltd.	341,800	186,207
Jardine Cycle & Carriage Ltd.	12,700	183,529
Singapore Exchange Ltd.	73,600	440,001
Singapore Technologies Engineering Ltd.	96,400	228,035

Total Singapore		1,234,113

Spain - 1.4%
Iberdrola S.A.	23,656	274,194
Naturgy Energy Group S.A.	8,622	160,412
Red Electrica Corp. S.A.	10,809	201,587

Total Spain		636,193

Sweden - 1.9%
Essity AB Class B*	7,548	243,940
ICA Gruppen AB	3,685	174,744
Skanska AB Class B*	10,054	204,498
Swedish Match AB	3,082	216,678

Total Sweden		839,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2020

Investments	Shares	Value
Switzerland - 9.5%
EMS-Chemie Holding AG, Registered Shares	618	$478,721
Givaudan S.A., Registered Shares	137	510,090
Kuehne + Nagel International AG, Registered Shares*	2,545	422,757
Nestle S.A., Registered Shares	3,331	368,201
Novartis AG, Registered Shares	5,000	434,911
Roche Holding AG Genusschein	1,182	409,593
Schindler Holding AG, Participation Certificate	1,797	422,913
Sonova Holding AG, Registered Shares	1,699	339,155
Swiss Prime Site AG, Registered Shares	4,037	373,216
Swisscom AG, Registered Shares	802	419,726

Total Switzerland		4,179,283

United Kingdom - 15.1%
Admiral Group PLC	21,737	617,471
BAE Systems PLC	63,996	382,241
British American Tobacco PLC	9,205	353,097
Bunzl PLC	16,897	452,216
Centrica PLC	596,752	284,174
CK Hutchison Holdings Ltd.	26,000	167,061
Coca-Cola European Partners PLC	7,100	268,096
GlaxoSmithKline PLC	23,687	478,995
Imperial Brands PLC	18,564	352,896
J Sainsbury PLC	159,115	410,310
Pearson PLC	55,896	397,677
Rentokil Initial PLC	62,920	396,183
Sage Group PLC (The)	60,567	502,753
Tesco PLC	140,442	395,822
Unilever N.V.	6,458	342,719
Unilever PLC	7,712	414,986
WM Morrison Supermarkets PLC	174,796	411,546

Total United Kingdom		6,628,243

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $41,170,987)		43,835,609
Other Assets less Liabilities - 0.3%		121,364

NET ASSETS - 100.0%		$43,956,973

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/1/2020	22,224	DKK	3,185	CHF	$—	$(12)
Bank of America N.A.	7/1/2020	12,500	DKK	1,677	EUR	—	(0)^
Bank of America N.A.	7/1/2020	5,054,871	EUR	5,666,637	USD	10,742	—
Bank of America N.A.	7/1/2020	15,411	SEK	16,043	NOK	—	(9)
Bank of America N.A.	7/1/2020	6,497	SGD	3,801	GBP	—	(40)
Bank of America N.A.	7/29/2020	3,351,466	USD	2,987,872	EUR	—	(6,322)
Barclays Bank PLC	7/1/2020	588,884	USD	5,556,788	SEK	—	(7,552)
Citibank N.A.	7/1/2020	1,142,090	AUD	781,304	USD	5,025	—
Citibank N.A.	7/1/2020	4,222,155	AUD	2,895,022	USD	11,931	—
Citibank N.A.	7/1/2020	6,464,992	DKK	972,300	USD	1,938	—
Citibank N.A.	7/1/2020	248,204	EUR	279,254	USD	—	(483)
Citibank N.A.	7/1/2020	1,157,213	ILS	333,005	USD	1,358	—
Citibank N.A.	7/1/2020	1,450,866	ILS	422,939	USD	—	(3,729)
Citibank N.A.	7/1/2020	1,080,445	SGD	775,494	USD	—	(1,010)
Citibank N.A.	7/1/2020	3,497,084	USD	5,265,281	AUD	—	(128,062)
Citibank N.A.	7/1/2020	836,869	USD	805,060	CHF	—	(12,754)
Citibank N.A.	7/1/2020	355,061	USD	337,601	CHF	—	(1,227)
Citibank N.A.	7/1/2020	719,087	USD	2,526,844	ILS	—	(11,014)
Citibank N.A.	7/1/2020	272,058	USD	2,640,213	NOK	—	(1,624)
Citibank N.A.	7/1/2020	239,696	USD	386,453	NZD	—	(9,083)
Citibank N.A.	7/2/2020	20,309	USD	157,401	HKD	—	(0)^
Citibank N.A.	7/29/2020	1,450,818	USD	2,115,719	AUD	—	(6,069)
Citibank N.A.	7/29/2020	520,452	USD	3,458,639	DKK	—	(1,025)
Citibank N.A.	7/29/2020	399,167	USD	1,368,474	ILS	3,507	—
Citibank N.A.	7/29/2020	730,344	USD	1,017,467	SGD	963	—
Goldman Sachs	7/1/2020	574,823	AUD	393,237	USD	2,529	—
Goldman Sachs	7/1/2020	89,471	CHF	94,103	USD	320	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2020

Goldman Sachs	7/1/2020	689,140	DKK	104,002	USD	—	(153)
Goldman Sachs	7/1/2020	565,290	EUR	636,000	USD	—	(1,095)
Goldman Sachs	7/1/2020	86	GBP	95	EUR	—	(0)^
Goldman Sachs	7/1/2020	427,760	GBP	536,493	USD	—	(7,952)
Goldman Sachs	7/1/2020	280,964	ILS	80,859	USD	322	—
Goldman Sachs	7/1/2020	43,963,490	JPY	409,733	USD	—	(2,230)
Goldman Sachs	7/1/2020	295,318	NOK	30,592	USD	20	—
Goldman Sachs	7/1/2020	42,042	NZD	26,953	USD	111	—
Goldman Sachs	7/1/2020	619,486	SEK	66,218	USD	274	—
Goldman Sachs	7/1/2020	115,514	SGD	82,950	USD	—	(147)
Goldman Sachs	7/1/2020	924,895	USD	6,192,479	DKK	—	(8,276)
Goldman Sachs	7/1/2020	5,655,993	USD	5,080,258	EUR	—	(49,898)
Goldman Sachs	7/1/2020	4,771,074	USD	3,860,939	GBP	496	—
Goldman Sachs	7/1/2020	3,643,789	USD	391,138,522	JPY	18,276	—
JP Morgan Chase Bank N.A.	7/1/2020	10,656	ILS	2,750	EUR	—	(10)
JP Morgan Chase Bank N.A.	7/1/2020	9,081	ILS	2,150	GBP	—	(33)
JP Morgan Chase Bank N.A.	7/1/2020	3,800	ILS	1,103	USD	—	(5)
Morgan Stanley & Co. International	7/1/2020	33,500	AUD	18,720	GBP	—	(65)
Morgan Stanley & Co. International	7/1/2020	2,777,357	NOK	286,003	USD	1,895	—
Morgan Stanley & Co. International	7/1/2020	23,000	SEK	2,013	GBP	—	(18)
Morgan Stanley & Co. International	7/1/2020	5,790,447	SEK	619,067	USD	2,449	—
Morgan Stanley & Co. International	7/29/2020	153,520	USD	1,490,702	NOK	—	(1,021)
Morgan Stanley & Co. International	7/29/2020	405,747	USD	3,793,916	SEK	—	(1,605)
State Street Bank and Trust	7/1/2020	111,088	AUD	8,197,538	JPY	500	—
State Street Bank and Trust	7/1/2020	12,874	NZD	6,729	GBP	—	(27)
UBS AG	7/1/2020	36,958	AUD	25,725	USD	—	(279)
UBS AG	7/1/2020	5,803	CHF	6,156	USD	—	(32)
UBS AG	7/1/2020	1,170,917	CHF	1,234,824	USD	907	—
UBS AG	7/1/2020	44,738	DKK	6,804	USD	—	(62)
UBS AG	7/1/2020	36,705	EUR	41,605	USD	—	(380)
UBS AG	7/1/2020	28,022	GBP	35,096	USD	—	(472)
UBS AG	7/1/2020	4,057,778	GBP	5,015,616	USD	—	(1,823)
UBS AG	7/1/2020	18,118	ILS	5,290	USD	—	(55)
UBS AG	7/1/2020	2,847,225	JPY	26,804	USD	—	(413)
UBS AG	7/1/2020	410,479,163	JPY	3,830,551	USD	—	(25,767)
UBS AG	7/1/2020	18,940	NOK	2,001	USD	—	(38)
UBS AG	7/1/2020	2,703	NZD	1,763	USD	—	(23)
UBS AG	7/1/2020	392,400	NZD	251,982	USD	625	—
UBS AG	7/1/2020	40,155	SEK	4,332	USD	—	(22)
UBS AG	7/1/2020	7,537	SGD	5,426	USD	—	(23)
UBS AG	7/1/2020	195,050	USD	281,317	AUD	1,364	—
UBS AG	7/1/2020	403,154	USD	584,154	AUD	964	—
UBS AG	7/1/2020	46,676	USD	44,871	CHF	—	(679)
UBS AG	7/1/2020	96,477	USD	90,564	CHF	900	—
UBS AG	7/1/2020	51,586	USD	342,617	DKK	—	(44)
UBS AG	7/1/2020	106,625	USD	698,163	DKK	1,416	—
UBS AG	7/1/2020	315,463	USD	281,019	EUR	—	(163)
UBS AG	7/1/2020	652,040	USD	572,715	EUR	8,795	—
UBS AG	7/1/2020	266,107	USD	211,229	GBP	5,112	—
UBS AG	7/1/2020	550,024	USD	435,002	GBP	12,535	—
UBS AG	7/1/2020	40,107	USD	139,390	ILS	—	(168)
UBS AG	7/1/2020	82,899	USD	286,292	ILS	178	—
UBS AG	7/1/2020	203,232	USD	22,107,434	JPY	—	(1,685)
UBS AG	7/1/2020	420,067	USD	44,784,855	JPY	4,950	—
UBS AG	7/1/2020	15,174	USD	143,786	NOK	269	—
UBS AG	7/1/2020	31,364	USD	297,941	NOK	480	—
UBS AG	7/1/2020	13,369	USD	20,819	NZD	—	(33)
UBS AG	7/1/2020	27,633	USD	42,679	NZD	158	—
UBS AG	7/1/2020	32,845	USD	305,025	SEK	105	—
UBS AG	7/1/2020	67,888	USD	625,951	SEK	702	—
UBS AG	7/1/2020	737,684	USD	1,042,156	SGD	—	(9,355)
UBS AG	7/1/2020	41,144	USD	57,479	SGD	—	(58)
UBS AG	7/1/2020	85,042	USD	117,988	SGD	466	—
UBS AG	7/29/2020	1,661,587	USD	1,574,352	CHF	—	(1,223)
UBS AG	7/29/2020	5,160,901	USD	4,174,659	GBP	1,780	—
UBS AG	7/29/2020	5,211,101	USD	558,224,603	JPY	35,142	—
UBS AG	7/29/2020	96,521	USD	150,309	NZD	—	(246)

						$139,504	$(305,593)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$43,835,609	$—	$—	$43,835,609

Total Investments in Securities	$43,835,609	$—	$—	$43,835,609

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	139,504	—	139,504
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(305,593)	—	(305,593)

Total - Net	$43,835,609	$(166,089)	$—	$43,669,520

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 3.8%
Altium Ltd.	2,022	$45,217
ARB Corp., Ltd.	3,421	42,279
Aristocrat Leisure Ltd.(a)	18,108	317,918
Beach Energy Ltd.	41,494	43,424
BlueScope Steel Ltd.	13,350	107,448
carsales.com Ltd.	16,365	199,882
Computershare Ltd.	23,838	217,465
Corporate Travel Management Ltd.	2,678	17,866
CSL Ltd.	9,577	1,892,410
Domino’s Pizza Enterprises Ltd.	4,395	207,853
IDP Education Ltd.(a)	4,082	43,534
Invocare Ltd.	4,209	30,370
Magellan Financial Group Ltd.	10,446	417,212
NIB Holdings Ltd.	22,669	71,951
Northern Star Resources Ltd.	11,136	102,433
Pendal Group Ltd.	40,019	164,492
Reece Ltd.	22,104	139,859
Regis Resources Ltd.	30,706	110,356
St Barbara Ltd.	44,814	97,191
Technology One Ltd.	8,661	52,416
Viva Energy Group Ltd.(b)	69,730	87,377
Webjet Ltd.(a)	6,752	15,434

Total Australia		4,424,387

Austria - 0.0%
S IMMO AG	3,034	54,386

China - 2.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	26,358	35,505
China Overseas Land & Investment Ltd.	602,001	1,821,433
CSPC Pharmaceutical Group Ltd.	205,600	388,362
Guangdong Investment Ltd.	362,000	621,203

Total China		2,866,503

Denmark - 8.2%
Ambu A/S Class B	1,378	43,276
Chr Hansen Holding A/S	2,082	214,602
Coloplast A/S Class B	7,466	1,156,586
DSV Panalpina A/S	1,152	140,581
GN Store Nord A/S	1,008	53,681
Novo Nordisk A/S Class B	81,401	5,267,308
Novozymes A/S Class B	7,264	419,796
Orsted A/S(b)	12,914	1,489,519
Rockwool International A/S Class B	376	101,707
Royal Unibrew A/S*	2,158	179,444
SimCorp A/S	876	94,386
Vestas Wind Systems A/S	4,754	483,857

Total Denmark		9,644,743

Finland - 3.3%
Kone Oyj Class B	26,414	1,816,207
Metsa Board Oyj(a)	36,837	249,068
Neste Oyj	29,477	1,152,458
Nokian Renkaat Oyj	14,481	317,805
Wartsila Oyj Abp	39,028	322,533

Total Finland		3,858,071

France - 4.9%
Cie Plastic Omnium S.A.	9,381	191,023
Gaztransport Et Technigaz S.A.	2,371	180,817
Hermes International	1,391	1,162,040
Ipsen S.A.	1,322	112,326
Kering S.A.	4,870	2,648,722
Rubis SCA	5,152	247,545
Sartorius Stedim Biotech	744	188,015
Teleperformance	1,154	292,792
Trigano S.A.	908	95,098
Valeo S.A.	21,830	572,749

Total France		5,691,127

Germany - 7.6%
Bechtle AG	778	137,188
CANCOM SE	632	33,504
Dermapharm Holding SE	2,286	113,703
Deutsche Wohnen SE, Bearer Shares	13,625	611,352
Fuchs Petrolub SE	3,597	121,199
Hochtief AG	5,870	520,509
Infineon Technologies AG	37,796	886,156
MTU Aero Engines AG	1,282	221,957
Nemetschek SE	1,182	81,247
SAP SE	29,117	4,065,607
Siemens Healthineers AG(b)	34,133	1,635,051
Siltronic AG	4,711	480,331

Total Germany		8,907,804

Hong Kong - 0.5%
Melco International Development Ltd.	18,000	34,837
Techtronic Industries Co., Ltd.	51,000	498,784
Vitasoy International Holdings Ltd.	16,000	61,209

Total Hong Kong		594,830

Indonesia - 0.1%
First Resources Ltd.	57,600	57,391

Ireland - 0.3%
Hibernia REIT PLC	30,268	38,075
Kerry Group PLC Class A	2,089	258,793

Total Ireland		296,868

Israel - 0.2%
ICL Group Ltd.	86,873	257,535

Italy - 1.1%
Brunello Cucinelli SpA*	2,571	76,349
DiaSorin SpA	882	168,801
Ferrari N.V.	2,636	449,571
Interpump Group SpA	2,189	65,005
Recordati SpA	9,711	484,812
Reply SpA	600	48,419

Total Italy		1,292,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2020

Investments	Shares	Value
Japan - 23.3%
Advantest Corp.	13,000	$737,452
Ain Holdings, Inc.	600	39,264
Asahi Intecc Co., Ltd.	1,400	39,774
Astellas Pharma, Inc.	91,600	1,527,869
Bandai Namco Holdings, Inc.	10,300	541,040
Benefit One, Inc.(a)	5,300	106,359
Chugai Pharmaceutical Co., Ltd.	36,600	1,955,777
Daifuku Co., Ltd.	3,200	279,409
Daito Trust Construction Co., Ltd.	6,100	560,272
Disco Corp.	1,300	314,381
Elecom Co., Ltd.	1,000	48,756
en-japan, Inc.	1,600	39,390
Fast Retailing Co., Ltd.	1,300	743,477
Funai Soken Holdings, Inc.(a)	1,000	22,478
GMO Payment Gateway, Inc.	546	56,885
Harmonic Drive Systems, Inc.(a)	1,600	87,649
Haseko Corp.	38,700	487,135
Hikari Tsushin, Inc.	1,400	318,580
Hoya Corp.	7,500	713,259
Infocom Corp.	700	19,141
Japan Lifeline Co., Ltd.	2,800	36,932
Japan Material Co., Ltd.	2,100	32,896
JINS Holdings, Inc.	600	36,428
Kakaku.com, Inc.	6,400	161,891
Kaken Pharmaceutical Co., Ltd.	2,500	127,682
Kao Corp.	13,100	1,036,975
Keyence Corp.	1,300	542,606
Kobe Bussan Co., Ltd.	1,300	73,263
Konami Holdings Corp.	6,500	216,295
Kose Corp.	1,100	132,141
Kotobuki Spirits Co., Ltd.	600	24,554
Lasertec Corp.	1,500	141,261
M3, Inc.	5,200	220,995
Mani, Inc.	1,300	34,282
Maruwa Unyu Kikan Co., Ltd.	600	16,823
McDonald’s Holdings Co., Japan Ltd.	1,400	75,525
Meitec Corp.	2,100	101,024
Miroku Jyoho Service Co., Ltd.	300	6,284
Mixi, Inc.	7,000	123,474
MonotaRO Co., Ltd.	2,200	88,094
Murata Manufacturing Co., Ltd.	24,400	1,428,469
Nidec Corp.	7,900	526,935
Nihon M&A Center, Inc.(a)	2,100	94,795
Nintendo Co., Ltd.	5,740	2,554,362
Nippon Shinyaku Co., Ltd.	900	73,161
Nissan Chemical Corp.	5,300	271,178
Obic Co., Ltd.	1,700	297,344
Open House Co., Ltd.	5,200	177,856
Oracle Corp.	3,500	412,662
Outsourcing, Inc.	5,173	32,605
Pigeon Corp.(a)	3,400	131,418
Pilot Corp.	400	12,143
Recruit Holdings Co., Ltd.	24,000	819,094
Relo Group, Inc.	1,800	33,836
Round One Corp.(a)	200	1,444
SCSK Corp.	3,200	155,425
Seria Co., Ltd.	2,700	95,977
Shimano, Inc.	1,500	288,502
Shin-Etsu Chemical Co., Ltd.	16,500	1,926,287
Shionogi & Co., Ltd.	8,700	544,330
Showa Denko K.K.(a)	10,100	226,182
Sysmex Corp.	3,300	251,740
Systena Corp.	600	7,903
TechnoPro Holdings, Inc.	1,200	68,406
Toei Animation Co., Ltd.(a)	1,100	51,286
Tokai Carbon Co., Ltd.(a)	7,900	74,032
Tokuyama Corp.(a)	2,400	56,327
Tokyo Electron Ltd.	15,400	3,774,167
Tosho Co., Ltd.	400	4,731
Trend Micro, Inc.	8,100	451,981
Ulvac, Inc.	2,500	72,067
United Arrows Ltd.	500	8,444
USS Co., Ltd.	13,300	212,410
Workman Co., Ltd.	1,000	87,779
ZOZO, Inc.(a)	7,300	162,124

Total Japan		27,255,174

Kazakhstan - 0.1%
KAZ Minerals PLC	12,063	74,525

Macau - 0.9%
Galaxy Entertainment Group Ltd.	152,699	1,039,278

Netherlands - 4.9%
ASM International N.V.	1,857	286,887
ASML Holding N.V.	9,413	3,456,056
Corbion N.V.(a)	2,358	84,881
Euronext N.V.(b)	3,077	308,442
Koninklijke DSM N.V.	6,935	959,610
TKH Group N.V. CVA	2,180	85,892
Wolters Kluwer N.V.	7,593	592,872

Total Netherlands		5,774,640

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	18,343	420,375
Mainfreight Ltd.	2,853	72,363
Ryman Healthcare Ltd.	16,897	142,277

Total New Zealand		635,015

Norway - 2.3%
Borregaard ASA	5,171	54,781
Grieg Seafood ASA	7,219	73,672
Mowi ASA	45,268	857,075
Telenor ASA	115,256	1,673,822

Total Norway		2,659,350

Portugal - 0.4%
Altri, SGPS, S.A.	1,110	5,321
Jeronimo Martins, SGPS, S.A.(a)	28,281	495,039

Total Portugal		500,360

Singapore - 0.6%
SATS Ltd.	64,800	132,847
Sheng Siong Group Ltd.	92,000	108,813
Singapore Technologies Engineering Ltd.	203,300	480,908

Total Singapore		722,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2020

Investments	Shares	Value
Spain - 4.7%
Cie Automotive S.A.(a)	5,812	$101,963
Ence Energia y Celulosa S.A.(a)	32,347	105,867
Faes Farma S.A.	17,994	73,160
Grifols S.A.(a)	12,616	383,006
Industria de Diseno Textil S.A.	181,232	4,797,691
Prosegur Cash S.A.(b)	115,486	97,022

Total Spain		5,558,709

Sweden - 1.8%
AAK AB*	5,437	93,431
AddTech AB Class B	1,726	69,361
Atlas Copco AB Class B	16,922	625,903
Beijer Ref AB(a)	3,417	103,207
Epiroc AB Class A	16,953	211,261
Epiroc AB Class B	8,086	98,898
Evolution Gaming Group AB(b)	4,439	264,721
Fagerhult AB*	9,404	34,773
Hexpol AB*	17,044	126,229
Lifco AB Class B	1,425	90,242
Loomis AB*	3,933	93,970
Mycronic AB(a)	4,828	91,050
Paradox Interactive AB	1,469	31,693
Sectra AB Class B*(a)	823	46,818
Sweco AB Class B	4,001	179,680

Total Sweden		2,161,237

Switzerland - 8.3%
Givaudan S.A., Registered Shares	358	1,332,937
Kuehne + Nagel International AG, Registered Shares*	9,531	1,583,219
Logitech International S.A., Registered Shares	5,621	366,962
Partners Group Holding AG	1,469	1,332,340
Roche Holding AG, Bearer Shares	7,493	2,570,023
Schindler Holding AG, Participation Certificate	1,387	326,422
Schindler Holding AG, Registered Shares	2,267	534,003
SFS Group AG	1,550	145,095
SGS S.A., Registered Shares	407	994,359
Sonova Holding AG, Registered Shares	1,296	258,708
Straumann Holding AG, Registered Shares	165	141,744
Temenos AG, Registered Shares	607	94,264

Total Switzerland		9,680,076

United Kingdom - 19.5%
Abcam PLC	2,023	33,320
Ashmore Group PLC	34,701	178,881
Ashtead Group PLC	11,428	383,935
Brewin Dolphin Holdings PLC	23,254	74,849
British American Tobacco PLC	126,812	4,864,410
Cranswick PLC	1,424	63,658
Croda International PLC	2,810	182,490
Diageo PLC	65,694	2,176,615
Diversified Gas & Oil PLC	59,218	70,243
Electrocomponents PLC	12,854	106,571
Evraz PLC	193,105	688,124
Ferrexpo PLC	27,140	58,148
Fresnillo PLC	24,269	252,309
Games Workshop Group PLC	1,047	103,688
Halma PLC	3,653	103,949
Hargreaves Lansdown PLC	12,937	260,315
HomeServe PLC	7,801	125,788
Intertek Group PLC	3,690	248,029
John Laing Group PLC(b)	17,960	77,315
Moneysupermarket.com Group PLC	21,431	85,690
RELX PLC	48,903	1,129,940
Rio Tinto PLC	76,577	4,304,200
Rotork PLC	29,000	100,331
Safestore Holdings PLC	7,675	68,848
Spirax-Sarco Engineering PLC	1,088	134,111
SSP Group PLC	10,925	34,719
Unilever N.V.	87,192	4,627,178
Unilever PLC	42,493	2,286,566

Total United Kingdom		22,824,220

TOTAL COMMON STOCKS (Cost: $109,498,749)		116,831,754

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $1,853,076)	1,853,076	1,853,076

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $111,351,825)		118,684,830
Other Assets less Liabilities - (1.3)%		(1,509,775)

NET ASSETS - 100.0%		$117,175,055

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,310,353 and the total market value of the collateral held by the Fund was $2,470,183. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $617,107.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/2/2020	72,868	USD	7,842,927	JPY	$171	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$116,831,754	$—	$—	$116,831,754
Investment of Cash Collateral for Securities Loaned	—	1,853,076	—	1,853,076

Total Investments in Securities	$116,831,754	$1,853,076	$—	$118,684,830

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	171	—	171

Total - Net	$116,831,754	$1,853,247	$—	$118,685,001

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 11.4%
Accent Group Ltd.	1,444,557	$1,392,408
ALS Ltd.	619,707	2,798,943
Altium Ltd.	45,787	1,023,911
Ansell Ltd.	137,127	3,464,918
AP Eagers Ltd.(a)	288,975	1,342,975
ARB Corp., Ltd.	63,849	789,083
AUB Group Ltd.	112,532	1,138,931
Austal Ltd.	322,993	718,289
Australian Finance Group Ltd.(a)	659,758	776,756
Bank of Queensland Ltd.(a)	1,207,018	5,127,466
Bapcor Ltd.	389,494	1,582,183
Bell Financial Group Ltd.	1,116,021	899,005
Bingo Industries Ltd.	411,570	609,237
Blackmores Ltd.(a)	22,181	1,190,422
Breville Group Ltd.	105,655	1,655,641
Brickworks Ltd.	196,238	2,138,789
Capitol Health Ltd.	1,880,618	317,227
carsales.com Ltd.	304,057	3,713,749
Cedar Woods Properties Ltd.	195,064	703,740
Centuria Capital Group	707,840	869,916
Corporate Travel Management Ltd.	80,336	535,967
Costa Group Holdings Ltd.(a)	511,451	1,021,188
Credit Corp Group Ltd.	58,818	630,931
CSR Ltd.	1,318,892	3,341,650
Data#3 Ltd.(a)	335,073	1,047,368
Dicker Data Ltd.	225,749	1,077,117
Domino’s Pizza Enterprises Ltd.(a)	98,366	4,652,029
Elders Ltd.	136,586	885,852
Estia Health Ltd.(a)	631,877	667,798
Event Hospitality and Entertainment Ltd.	270,161	1,564,309
FlexiGroup Ltd.(a)	657,632	509,377
G8 Education Ltd.	911,136	555,176
Genworth Mortgage Insurance Australia Ltd.	1,105,632	1,575,741
GUD Holdings Ltd.	179,441	1,422,004
GWA Group Ltd.	600,818	1,145,847
Healius Ltd.	691,765	1,452,654
Helloworld Travel Ltd.(a)	178,918	282,094
HT&E Ltd.(a)	511,827	419,347
IGO Ltd.	222,975	747,634
Infomedia Ltd.	412,672	488,694
Ingenia Communities Group	319,712	988,346
Inghams Group Ltd.(a)	719,604	1,585,431
Integral Diagnostics Ltd.(a)	233,775	627,721
Integrated Research Ltd.	263,930	699,606
Invocare Ltd.(a)	125,624	906,437
IOOF Holdings Ltd.(a)	1,345,544	4,557,922
IPH Ltd.	261,695	1,344,120
IRESS Ltd.	222,626	1,678,394
Japara Healthcare Ltd.(a)	963,387	325,013
JB Hi-Fi Ltd.	227,164	6,729,995
Jumbo Interactive Ltd.(a)	27,863	183,780
Jupiter Mines Ltd.(a)	9,850,139	1,898,910
Kogan.com Ltd.	98,043	993,638
Link Administration Holdings Ltd.	774,851	2,187,288
Lovisa Holdings Ltd.(a)	124,173	508,684
McMillan Shakespeare Ltd.	177,810	1,111,593
Metcash Ltd.(a)	1,592,066	2,981,493
Mineral Resources Ltd.	253,769	3,698,821
Monadelphous Group Ltd.	136,655	1,018,021
Monash IVF Group Ltd.	516,378	188,429
Money3 Corp. Ltd.	320,070	341,571
MyState Ltd.	244,031	660,300
Navigator Global Investments Ltd.	399,712	326,114
Netwealth Group Ltd.	122,998	759,616
New Hope Corp., Ltd.(a)	1,988,525	1,868,821
NIB Holdings Ltd.	525,697	1,668,554
Nick Scali Ltd.(a)	247,890	1,105,956
Nine Entertainment Co. Holdings Ltd.	2,538,420	2,411,829
OFX Group Ltd.	529,606	512,310
Orora Ltd.	1,517,346	2,653,519
OZ Minerals Ltd.	334,399	2,523,361
Peet Ltd.	955,106	637,863
Pendal Group Ltd.	875,675	3,599,326
Perenti Global Ltd.	827,123	657,743
Perpetual Ltd.(a)	122,124	2,494,724
Pinnacle Investment Management Group Ltd.(a)	191,063	515,664
Platinum Asset Management Ltd.	1,474,825	3,787,505
Premier Investments Ltd.	265,271	3,150,524
Regis Healthcare Ltd.(a)	746,657	724,843
Regis Resources Ltd.	626,929	2,253,164
Reliance Worldwide Corp., Ltd.	675,008	1,366,344
Sandfire Resources Ltd.	308,890	1,078,241
Service Stream Ltd.	543,082	712,302
SG Fleet Group Ltd.	596,970	657,622
Sigma Healthcare Ltd.	2,859,568	1,230,508
Sims Ltd.	416,920	2,276,302
SmartGroup Corp., Ltd.	240,248	1,004,043
Southern Cross Media Group Ltd.	2,776,779	334,567
Spark Infrastructure Group	4,199,487	6,245,308
St Barbara Ltd.	903,100	1,958,620
Steadfast Group Ltd.	736,032	1,702,707
Tassal Group Ltd.	222,394	528,258
Technology One Ltd.	178,925	1,082,839
Virtus Health Ltd.	106,729	207,957
Webcentral Grp Ltd.*(a)	628,639	29,864

Total Australia		143,558,797

Austria - 1.6%
EVN AG	170,013	2,868,070
Oesterreichische Post AG(a)	177,193	5,860,972
Palfinger AG	35,497	781,422
Porr AG*(a)	71,520	1,182,424
S IMMO AG	66,296	1,188,387
UNIQA Insurance Group AG	784,494	5,277,816
Wienerberger AG	106,540	2,320,215

Total Austria		19,479,306

Belgium - 1.3%
Bekaert S.A.	73,818	1,446,757
bpost S.A.*	972,600	6,554,254
D’ieteren S.A./N.V.	59,683	3,304,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Econocom Group S.A./N.V.	343,360	$692,618
Euronav N.V.	130,380	1,049,216
Greenyard N.V.*(a)	107,077	671,071
Ontex Group N.V.*(a)	92,483	1,353,456
Orange Belgium S.A.	72,068	1,173,676

Total Belgium		16,245,773

China - 1.9%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	569,000	766,454
China Overseas Grand Oceans Group Ltd.	5,665,900	3,194,651
China Power International Development Ltd.	24,999,800	4,580,342
China South City Holdings Ltd.	15,184,200	1,547,719
China Traditional Chinese Medicine Holdings Co., Ltd.	6,005,900	2,898,163
CITIC Telecom International Holdings Ltd.	8,799,822	2,793,072
CPMC Holdings Ltd.(a)	2,259,009	854,002
Fountain SET Holdings Ltd.	2,252,487	284,814
Genertec Universal Medical Group Co., Ltd.(a)(b)	3,093,200	1,867,785
Poly Property Group Co., Ltd.	6,673,600	2,006,269
Shougang Fushan Resources Group Ltd.	16,608,000	3,471,406

Total China		24,264,677

Denmark - 1.3%
Alm Brand A/S	343,785	3,206,819
Matas A/S	157,540	1,391,186
NNIT A/S(b)	34,118	603,599
Ringkjoebing Landbobank A/S	30,066	2,122,668
Scandinavian Tobacco Group A/S Class A(b)	295,909	4,361,079
Schouw & Co. A/S	25,938	2,063,799
Spar Nord Bank A/S	307,313	2,440,554

Total Denmark		16,189,704

Finland - 3.6%
Ahlstrom-Munksjo Oyj	144,691	2,161,379
Aktia Bank Oyj	196,022	1,941,830
Cargotec Oyj Class B	80,009	1,856,551
Citycon Oyj(a)	502,513	3,493,621
Fiskars Oyj Abp	114,826	1,320,620
Kemira Oyj	257,557	3,315,093
Konecranes Oyj	119,656	2,703,960
Lassila & Tikanoja Oyj	95,435	1,402,017
Metsa Board Oyj(a)	806,071	5,450,139
Oriola Oyj Class B	194,914	437,835
Outokumpu Oyj	845,108	2,410,925
Raisio Oyj Class V	252,886	863,448
Revenio Group Oyj(a)	10,979	347,119
Sanoma Oyj	305,270	3,089,205
Terveystalo Oyj(b)	110,693	1,089,086
TietoEVRY Oyj	220,226	6,005,581
Tokmanni Group Corp.	160,170	2,363,820
Uponor Oyj	167,182	2,249,490
YIT Oyj	472,022	2,565,933

Total Finland		45,067,652

France - 2.0%
Albioma S.A.	32,299	1,327,724
Beneteau S.A.	87,720	623,649
Chargeurs S.A.	32,376	485,084
Derichebourg S.A.	286,494	819,885
Elior Group S.A.(a)(b)	224,213	1,276,752
Haulotte Group S.A.(a)	50,310	284,224
IPSOS	65,420	1,638,525
Jacquet Metal Service S.A.	51,221	674,238
Kaufman & Broad S.A.	53,560	1,846,787
Maisons du Monde S.A.(b)	60,992	798,062
Manitou BF S.A.*(a)	49,919	974,436
Nexans S.A.*	24,385	1,132,221
Nexity S.A.	143,324	4,636,061
Quadient	50,245	732,496
Rallye S.A.(a)	140,492	1,109,289
Rothschild & Co.*	88,953	2,148,013
Trigano S.A.	20,591	2,156,572
Vicat S.A.	59,844	1,838,297

Total France		24,502,315

Germany - 5.3%
Aareal Bank AG*	200,648	3,912,212
alstria office REIT-AG	256,410	3,818,706
AURELIUS Equity Opportunities SE & Co. KGaA	48,961	808,911
Aurubis AG	71,496	4,406,904
BayWa AG	58,377	1,888,305
Bilfinger SE	69,134	1,320,013
Borussia Dortmund GmbH & Co. KGaA	26,745	173,473
CropEnergies AG	150,993	1,517,811
Dermapharm Holding SE	51,356	2,554,381
Deutz AG*	114,239	536,839
DIC Asset AG	126,333	1,694,177
Duerr AG	88,961	2,318,064
Elmos Semiconductor AG	17,669	428,651
Encavis AG	204,615	2,982,977
Freenet AG	462,117	7,432,463
Gerresheimer AG	21,697	2,000,694
Hamburger Hafen und Logistik AG	83,675	1,417,212
Indus Holding AG	44,478	1,503,660
Jenoptik AG	25,161	588,930
JOST Werke AG(b)	23,006	776,468
Krones AG	33,226	2,130,845
MLP SE	209,609	1,285,406
PATRIZIA AG	58,022	1,404,358
Pfeiffer Vacuum Technology AG	8,832	1,630,792
RIB Software SE	21,416	697,548
Salzgitter AG*	55,119	775,384
Siltronic AG	97,035	9,893,646
Software AG	65,127	2,625,991
Takkt AG	121,140	1,232,689
VERBIO Vereinigte BioEnergie AG	68,674	717,320
Wuestenrot & Wuerttembergische AG	122,594	2,087,402

Total Germany		66,562,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Hong Kong - 1.1%
BOCOM International Holdings Co., Ltd.	4,202,000	$525,897
Dah Sing Banking Group Ltd.	1,792,000	1,636,984
Dah Sing Financial Holdings Ltd.	606,629	1,698,463
Guotai Junan International Holdings Ltd.(a)	13,251,000	1,726,804
Hongkong & Shanghai Hotels Ltd. (The)	1,284,370	1,161,666
Hutchison Port Holdings Trust	25,590,900	2,456,726
Kowloon Development Co., Ltd.	1,358,000	1,473,564
Lai Sun Development Co., Ltd.	529,500	551,331
Nissin Foods Co., Ltd.	857,000	688,877
Television Broadcasts Ltd.	1,399,400	1,625,015

Total Hong Kong		13,545,327

Indonesia - 0.1%
First Resources Ltd.	1,289,900	1,285,231

Ireland - 0.3%
C&C Group PLC	481,248	1,367,650
Hibernia REIT PLC	756,182	951,222
Irish Continental Group PLC	230,158	913,804
Origin Enterprises PLC	194,448	589,665

Total Ireland		3,822,341

Israel - 2.3%
Ashtrom Group Ltd.	206,983	2,187,676
Ashtrom Properties Ltd.	193,126	655,667
AudioCodes Ltd.	9,939	318,765
Delek Automotive Systems Ltd.	265,964	1,205,731
Delek Group Ltd.	32,932	770,740
Electra Consumer Products 1970 Ltd.	21,472	498,808
First International Bank of Israel Ltd.	167,682	3,541,673
Fox Wizel Ltd.	33,850	1,241,152
Gazit-Globe Ltd.	400,890	1,889,226
Gilat Satellite Networks Ltd.*	119,041	773,898
Harel Insurance Investments & Financial Services Ltd.	345,191	1,865,116
Hilan Ltd.*	14,451	581,639
Inrom Construction Industries Ltd.	391,572	1,284,139
Matrix IT Ltd.	87,442	1,856,748
Maytronics Ltd.	113,348	1,283,827
Mehadrin Ltd.*	1	30
Menora Mivtachim Holdings Ltd.	44,524	447,433
Naphtha Israel Petroleum Corp., Ltd.*	238,009	775,724
Paz Oil Co., Ltd.	22,773	1,809,496
Phoenix Holdings Ltd. (The)*	663,421	2,453,601
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,618	1,031,778
Shapir Engineering and Industry Ltd.*	221,755	1,346,183
Shufersal Ltd.	246,061	1,606,067

Total Israel		29,425,117

Italy - 3.6%
Anima Holding SpA(b)	902,290	3,879,322
Ascopiave SpA	364,740	1,536,217
ASTM SpA	76,906	1,756,908
Avio SpA*	51,928	890,008
Azimut Holding SpA	414,213	7,076,047
Banca Farmafactoring SpA(b)	739,402	4,202,124
Banca IFIS SpA	201,275	1,932,830
Banca Popolare di Sondrio SCPA*	568,606	1,073,537
Brunello Cucinelli SpA*	27,456	815,336
Cairo Communication SpA*	281,314	463,194
Cementir Holding N.V.	171,104	1,216,471
Credito Emiliano SpA	648,140	3,203,017
Datalogic SpA(a)	66,349	821,954
doValue SpA*(a)(b)	125,954	1,135,966
Falck Renewables SpA	179,786	1,098,481
Gruppo MutuiOnline SpA	35,549	759,409
Immobiliare Grande Distribuzione SIIQ SpA	391,347	1,540,593
La Doria SpA	63,128	804,031
MARR SpA*	95,047	1,424,072
Piaggio & C. SpA	516,544	1,247,336
RAI Way SpA(b)	292,318	1,920,654
Saras SpA*	2,347,102	1,845,303
Societa Cattolica di Assicurazioni SC(a)	365,445	2,097,397
Unieuro SpA*(a)(b)	67,157	563,443
Zignago Vetro SpA	126,234	1,888,506

Total Italy		45,192,156

Japan - 33.2%
77 Bank Ltd. (The)	69,300	1,029,688
Achilles Corp.(a)	42,100	757,437
ADEKA Corp.	100,401	1,328,009
Aeon Hokkaido Corp.	90,100	698,184
Ahresty Corp.	113,600	374,858
Ai Holdings Corp.(a)	43,800	630,905
Aica Kogyo Co., Ltd.	60,900	1,995,472
Akatsuki, Inc.(a)	9,500	336,817
Alconix Corp.	43,900	473,242
Amano Corp.	58,900	1,221,294
Amuse, Inc.	24,200	494,834
AOI TYO Holdings, Inc.(a)	74,800	305,066
AOKI Holdings, Inc.	203,800	1,178,766
Aoyama Trading Co., Ltd.	101,601	689,363
Arakawa Chemical Industries Ltd.	60,100	689,658
Ariake Japan Co., Ltd.	12,800	811,531
Artnature, Inc.	156,100	889,850
Asahi Holdings, Inc.	58,400	1,544,919
Asahi Yukizai Corp.	43,400	574,456
Asia Pile Holdings Corp.(a)	110,200	483,150
Asics Corp.(a)	100,800	1,145,486
ASKUL Corp.	23,400	748,297
Ateam, Inc.	48,100	382,981
Autobacs Seven Co., Ltd.	119,003	1,497,948
Axial Retailing, Inc.	17,300	690,332
Bank of the Ryukyus Ltd.	61,600	545,855
Baroque Japan Ltd.(a)	85,700	530,635
BayCurrent Consulting, Inc.	8,000	664,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Benesse Holdings, Inc.	68,200	$1,826,927
Bic Camera, Inc.	152,000	1,608,973
BML, Inc.	22,400	581,983
Broadleaf Co., Ltd.(a)	111,700	545,636
Cawachi Ltd.	23,300	599,967
Chubu Shiryo Co., Ltd.	55,400	837,534
Chugoku Bank Ltd. (The)(a)	156,500	1,447,717
Citizen Watch Co., Ltd.	342,307	1,110,511
CKD Corp.	56,600	999,950
Cleanup Corp.	142,800	755,794
CMK Corp.	69,000	265,421
cocokara fine, Inc.	9,300	499,977
Computer Engineering & Consulting Ltd.	19,500	307,272
Comture Corp.	24,200	625,609
CONEXIO Corp.	56,300	741,552
Cosmo Energy Holdings Co., Ltd.	89,000	1,295,175
Credit Saison Co., Ltd.	187,700	2,143,453
Dai Nippon Toryo Co., Ltd.	86,700	753,808
Daido Metal Co., Ltd.	101,000	511,155
Daido Steel Co., Ltd.	43,691	1,338,451
Daiho Corp.	29,600	663,692
Daiichikosho Co., Ltd.	39,500	1,180,771
Daiken Medical Co., Ltd.	108,900	604,635
Daikoku Denki Co., Ltd.(a)	67,100	797,351
Daishi Hokuetsu Financial Group, Inc.	50,440	1,019,226
Daitron Co., Ltd.(a)	32,100	493,915
Daiwabo Holdings Co., Ltd.	9,100	593,817
Denka Co., Ltd.	91,200	2,229,174
Dexerials Corp.	83,600	654,015
DIC Corp.(a)	115,100	2,881,634
Digital Arts, Inc.	5,900	475,784
Digital Garage, Inc.	21,400	680,373
Dip Corp.	39,500	798,531
DKS Co., Ltd.(a)	11,300	542,559
DMG Mori Co., Ltd.(a)	136,200	1,650,029
Dowa Holdings Co., Ltd.	55,100	1,670,084
DyDo Group Holdings, Inc.(a)	22,400	1,012,189
Ebara Corp.(a)	67,100	1,570,445
EDION Corp.	111,800	1,132,663
Eiken Chemical Co., Ltd.	31,400	501,771
Elecom Co., Ltd.	20,200	984,863
Elematec Corp.	67,100	544,836
EM Systems Co., Ltd.	57,600	522,690
Enplas Corp.	16,600	364,974
eRex Co., Ltd.	20,000	261,760
ESPEC Corp.	25,500	421,198
Exedy Corp.	61,270	909,239
Feed One Co., Ltd.	450,300	838,952
Ferrotec Holdings Corp.	89,900	540,808
Financial Products Group Co., Ltd.(a)	153,300	841,207
First Juken Co., Ltd.	80,500	696,172
FJ Next Co., Ltd.(a)	60,600	481,947
FP Corp.	16,700	1,332,780
France Bed Holdings Co., Ltd.	100,900	789,355
FTGroup Co., Ltd.(a)	45,000	539,741
Fudo Tetra Corp.	37,920	499,109
Fuji Corp., Ltd.(a)	133,900	666,490
Fuji Kyuko Co., Ltd.(a)	11,300	351,930
Fuji Oil Holdings, Inc.	43,200	1,109,982
Fuji Pharma Co., Ltd.	59,300	640,353
Fuji Soft, Inc.	16,100	636,479
Fujibo Holdings, Inc.	34,300	1,034,866
Fujicco Co., Ltd.	46,100	856,750
Fujimi, Inc.	36,141	1,110,510
Fujitec Co., Ltd.	109,400	2,006,791
Fujitsu General Ltd.	52,600	1,076,037
Fukui Computer Holdings, Inc.	20,600	522,996
Furukawa Electric Co., Ltd.	67,100	1,622,690
Furuno Electric Co., Ltd.	28,200	254,332
Furyu Corp.	85,500	820,248
Fuso Chemical Co., Ltd.	24,900	907,049
Futaba Industrial Co., Ltd.	102,200	425,340
Future Corp.	23,100	368,281
Fuyo General Lease Co., Ltd.	32,300	1,793,363
Gakujo Co., Ltd.	46,000	510,803
GLOBERIDE, Inc.(a)	12,700	238,026
Glory Ltd.	70,677	1,605,030
GMO Internet, Inc.(a)	48,100	1,327,281
Grandy House Corp.	175,300	607,704
GS Yuasa Corp.	82,100	1,450,457
Gunma Bank Ltd. (The)	479,500	1,520,035
H-One Co., Ltd.(a)	67,100	343,943
H2O Retailing Corp.	155,000	1,034,435
Hachijuni Bank Ltd. (The)	458,400	1,737,828
Hakuto Co., Ltd.	62,700	571,294
Hanwa Co., Ltd.	85,400	1,560,211
Harima Chemicals Group, Inc.(a)	70,100	639,370
Hazama Ando Corp.	259,700	1,499,681
Heiwa Corp.	95,619	1,597,121
Heiwado Co., Ltd.	37,400	653,118
Hinokiya Group Co., Ltd.(a)	25,500	388,108
Hioki EE Corp.(a)	10,900	290,774
Hiroshima Bank Ltd. (The)	365,300	1,720,095
Hochiki Corp.	52,500	595,634
Hogy Medical Co., Ltd.	24,600	757,028
Hokkoku Bank Ltd. (The)	22,500	595,843
Hokuetsu Industries Co., Ltd.	75,500	719,414
Hokuhoku Financial Group, Inc.	159,100	1,313,974
Hokuto Corp.	60,800	1,144,033
Honeys Holdings Co., Ltd.	68,600	728,698
Horiba Ltd.(a)	31,000	1,632,108
Ibiden Co., Ltd.	67,700	1,973,551
Ichibanya Co., Ltd.(a)	22,600	993,994
Ichigo, Inc.(a)	331,000	828,382
Ichikoh Industries Ltd.	60,600	275,238
Ichinen Holdings Co., Ltd.(a)	39,600	440,469
IDOM, Inc.	103,200	475,417
Imasen Electric Industrial(a)	101,000	690,902
Inaba Denki Sangyo Co., Ltd.	72,600	1,616,399
Inageya Co., Ltd.	39,700	621,158
Ines Corp.	60,800	769,264
Infocom Corp.	20,800	568,754
Infomart Corp.	43,200	297,917
Information Services International-Dentsu Ltd.	22,100	1,026,287
Innotech Corp.	46,700	406,030
Intage Holdings, Inc.	81,600	665,598
IR Japan Holdings Ltd.(a)	15,000	1,566,946
Iriso Electronics Co., Ltd.(a)	12,200	398,053
Iseki & Co., Ltd.	51,100	524,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Itfor, Inc.(a)	66,300	$467,667
Itochu Enex Co., Ltd.	201,801	1,631,093
Itoham Yonekyu Holdings, Inc.	222,800	1,340,290
Itoki Corp.(a)	154,100	485,647
Iwaki Co., Ltd.(a)	43,100	426,665
Iyo Bank Ltd. (The)(a)	292,200	1,782,153
Japan Cash Machine Co., Ltd.	35,500	193,484
Japan Lifeline Co., Ltd.	42,100	555,298
Japan Steel Works Ltd. (The)	81,600	1,157,989
Japan Transcity Corp.(a)	173,100	810,266
JBCC Holdings, Inc.(a)	35,900	496,148
Jeol Ltd.	22,300	617,418
JM Holdings Co., Ltd.(a)	22,300	622,172
JVCKenwood Corp.	256,200	387,084
K’s Holdings Corp.	185,802	2,528,223
Kaga Electronics Co., Ltd.	41,000	743,347
Kagome Co., Ltd.	64,900	1,940,052
Kaken Pharmaceutical Co., Ltd.	41,200	2,104,204
Kameda Seika Co., Ltd.	19,900	955,480
Kanaden Corp.	48,100	575,140
Kandenko Co., Ltd.	242,300	2,059,499
Kaneka Corp.	57,800	1,500,116
Kanematsu Corp.	145,900	1,741,847
Kansai Mirai Financial Group, Inc.(a)	397,600	1,488,904
Kasai Kogyo Co., Ltd.(a)	115,800	487,308
Kato Sangyo Co., Ltd.	22,400	732,929
Ki-Star Real Estate Co., Ltd.(a)	47,600	752,705
King Jim Co., Ltd.(a)	116,400	940,824
Koatsu Gas Kogyo Co., Ltd.	106,500	728,526
Koei Tecmo Holdings Co., Ltd.	90,700	2,938,281
Kohnan Shoji Co., Ltd.	43,100	1,354,303
Kokusai Pulp & Paper Co., Ltd.(a)	290,500	756,644
Kokuyo Co., Ltd.(a)	97,600	1,177,876
Konaka Co., Ltd.	184,000	540,650
Kondotec, Inc.	99,400	1,064,161
Konoike Transport Co., Ltd.	67,300	725,494
Kotobuki Spirits Co., Ltd.	12,100	495,171
Kumagai Gumi Co., Ltd.	61,200	1,463,558
Kurabo Industries Ltd.	48,495	1,016,334
Kusuri no Aoki Holdings Co., Ltd.	3,900	305,826
Kyokuyo Co., Ltd.(a)	32,900	829,476
KYORIN Holdings, Inc.	84,690	1,732,501
Kyosan Electric Manufacturing Co., Ltd.(a)	135,500	669,430
Kyowa Exeo Corp.	91,000	2,171,989
Kyudenko Corp.	67,800	1,998,461
Kyushu Financial Group, Inc.(a)	408,700	1,723,673
LAC Co., Ltd.(a)	22,300	240,601
Lasertec Corp.	22,900	2,156,593
LEC, Inc.(a)	39,600	592,064
Life Corp.	23,600	754,692
LIFULL Co., Ltd.	64,400	252,502
Link And Motivation, Inc.(a)	70,300	252,177
Lintec Corp.	84,530	2,004,243
LIXIL VIVA Corp.	57,900	1,392,691
Mabuchi Motor Co., Ltd.(a)	74,600	2,371,766
Maeda Corp.(a)	149,300	1,136,166
Maeda Road Construction Co., Ltd.	95,800	1,804,381
Mani, Inc.(a)	35,700	941,433
Marubun Corp.	82,400	445,282
Marudai Food Co., Ltd.	50,300	885,851
Maruha Nichiro Corp.	28,800	589,161
Marusan Securities Co., Ltd.(a)	247,900	942,105
Maruwa Co., Ltd.	9,500	716,782
Maruwa Unyu Kikan Co., Ltd.(a)	13,000	364,508
Marvelous, Inc.	101,700	661,755
Matsui Securities Co., Ltd.(a)	539,540	4,150,885
Max Co., Ltd.	67,547	952,301
Maxell Holdings Ltd.	40,700	378,763
MCJ Co., Ltd.	85,600	679,182
Meiko Electronics Co., Ltd.	25,200	320,708
Meiko Network Japan Co., Ltd.	102,600	809,312
Meitec Corp.	33,600	1,616,388
Meiwa Estate Co., Ltd.	170,700	653,465
Menicon Co., Ltd.	19,500	959,772
Micronics Japan Co., Ltd.	50,100	528,468
Mimasu Semiconductor Industry Co., Ltd.	56,200	1,205,941
Ministop Co., Ltd.	36,200	506,669
Miraca Holdings, Inc.	71,600	1,686,385
Miroku Jyoho Service Co., Ltd.	16,400	343,551
Mitsubishi Logistics Corp.	50,800	1,308,553
Mitsubishi Research Institute, Inc.	19,100	762,159
Mitsui Mining & Smelting Co., Ltd.	48,464	982,891
Mitsui OSK Lines Ltd.	75,400	1,333,487
Mixi, Inc.	107,200	1,890,917
Mizuho Leasing Co., Ltd.	62,600	1,375,187
Mochida Pharmaceutical Co., Ltd.	22,300	828,873
Morito Co., Ltd.(a)	115,300	708,568
Morningstar Japan K.K.	261,660	962,868
MOS Food Services, Inc.	22,400	617,487
MTI Ltd.	69,400	409,768
Musashino Bank Ltd. (The)	56,545	807,149
NAC Co., Ltd.(a)	93,500	771,331
Nagaileben Co., Ltd.	38,200	933,357
Nagase & Co., Ltd.	124,400	1,548,586
Nakabayashi Co., Ltd.	176,200	950,534
Nakanishi, Inc.	44,000	573,425
NEC Networks & System Integration Corp.	111,803	2,271,606
NET One Systems Co., Ltd.	22,500	749,757
NHK Spring Co., Ltd.	201,000	1,300,440
Nichias Corp.	89,500	1,860,764
Nichiban Co., Ltd.(a)	24,300	328,850
Nichiha Corp.	34,101	726,683
NichiiGakkan Co., Ltd.	48,900	752,866
Nifco, Inc.	70,100	1,493,812
Nihon Chouzai Co., Ltd.	22,300	329,069
Nihon Flush Co., Ltd.(a)	34,400	426,951
Nihon House Holdings Co., Ltd.(a)	172,100	437,089
Nihon Parkerizing Co., Ltd.	84,901	850,702
Nihon Tokushu Toryo Co., Ltd.	43,600	399,284
Nikkiso Co., Ltd.(a)	55,300	525,910
Nikkon Holdings Co., Ltd.	68,400	1,359,314
Nippo Corp.	79,100	1,995,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Nippon Air Conditioning Services Co., Ltd.(a)	143,000	$962,302
Nippon Chemical Industrial Co., Ltd.	22,400	477,546
Nippon Electric Glass Co., Ltd.(a)	104,200	1,627,446
Nippon Gas Co., Ltd.	30,400	1,306,057
Nippon Kayaku Co., Ltd.	129,599	1,351,429
Nippon Light Metal Holdings Co., Ltd.	773,600	1,348,072
Nippon Paper Industries Co., Ltd.	67,638	945,434
Nippon Pillar Packing Co., Ltd.	84,800	1,088,641
Nippon Piston Ring Co., Ltd.(a)	44,300	496,442
Nippon Shokubai Co., Ltd.	30,100	1,573,564
Nippon Signal Co., Ltd.	55,700	584,957
Nippon Steel Trading Corp.	62,873	1,978,531
Nipro Corp.	117,191	1,292,648
Nishi-Nippon Financial Holdings, Inc.	206,400	1,390,859
Nishimatsu Construction Co., Ltd.	90,200	1,791,710
Nissei Plastic Industrial Co., Ltd.(a)	102,900	782,111
Nissha Co., Ltd.(a)	41,700	390,774
Nisshin Group Holdings Co., Ltd.(a)	206,400	696,386
Nisshinbo Holdings, Inc.(a)	227,192	1,642,580
Nissin Electric Co., Ltd.	101,000	981,119
Nisso Corp.(a)	22,700	138,870
Nitto Boseki Co., Ltd.	22,400	1,114,965
Noevir Holdings Co., Ltd.	28,200	1,203,698
Nohmi Bosai Ltd.	26,600	515,555
NOK Corp.	162,300	2,005,338
North Pacific Bank Ltd.	576,000	1,110,516
NS Tool Co., Ltd.(a)	32,700	823,827
NTN Corp.	839,200	1,672,410
Obara Group, Inc.(a)	25,900	785,030
Ohara, Inc.	22,000	219,419
Oiles Corp.	64,000	828,734
Oki Electric Industry Co., Ltd.(a)	99,100	953,476
OKUMA Corp.	28,900	1,234,917
Okumura Corp.	73,200	1,682,681
Okuwa Co., Ltd.	43,400	664,567
Open House Co., Ltd.	69,300	2,370,274
Optex Group Co., Ltd.(a)	32,700	370,692
Optorun Co., Ltd.	23,100	537,005
Orient Corp.	974,700	1,066,085
Osaka Organic Chemical Industry Ltd.(a)	67,500	1,601,080
Osaki Electric Co., Ltd.	79,500	370,659
OSG Corp.	89,800	1,373,407
Pasona Group, Inc.	36,500	401,928
Penta-Ocean Construction Co., Ltd.	325,100	1,744,755
Qol Holdings Co., Ltd.	22,800	238,810
Quick Co., Ltd.	43,900	468,766
Rengo Co., Ltd.(a)	129,300	1,052,282
Resorttrust, Inc.	122,200	1,580,099
Restar Holdings Corp.(a)	31,700	611,169
Rheon Automatic Machinery Co., Ltd.	35,000	400,658
Riken Keiki Co., Ltd.	24,000	530,565
Riken Technos Corp.	200,700	790,634
Riso Kagaku Corp.	43,900	606,303
Rock Field Co., Ltd.(a)	67,100	809,168
Roland DG Corp.	23,000	262,650
Ryoden Corp.	41,300	559,293
Ryosan Co., Ltd.	38,886	799,815
S Foods, Inc.	22,300	544,039
Saibu Gas Co., Ltd.(a)	32,300	805,367
Saizeriya Co., Ltd.	22,301	430,579
Sakai Chemical Industry Co., Ltd.(a)	29,600	556,689
Sakata Seed Corp.(a)	31,300	998,026
SAMTY Co., Ltd.	51,900	656,658
San-A Co., Ltd.	14,500	555,082
San-Ai Oil Co., Ltd.	47,700	429,758
San-In Godo Bank Ltd. (The)	201,887	1,012,382
Sanei Architecture Planning Co., Ltd.(a)	48,100	579,599
Sanken Electric Co., Ltd.	22,400	439,965
Sanoh Industrial Co., Ltd.(a)	85,800	536,026
Sanshin Electronics Co., Ltd.	31,500	449,061
Sanwa Holdings Corp.	216,000	1,926,051
Satori Electric Co., Ltd.(a)	46,800	360,050
Sawai Pharmaceutical Co., Ltd.	28,300	1,453,233
SBS Holdings, Inc.	22,600	464,632
SCREEN Holdings Co., Ltd.(a)	29,800	1,389,387
Seika Corp.(a)	82,600	950,147
Seino Holdings Co., Ltd.	140,700	1,838,875
Senko Group Holdings Co., Ltd.	156,100	1,158,976
Senshu Ikeda Holdings, Inc.	603,000	894,286
Seria Co., Ltd.	42,400	1,507,197
SFP Holdings Co., Ltd.(a)	51,400	742,759
Shibaura Mechatronics Corp.	15,900	418,557
Shikoku Electric Power Co., Inc.(a)	195,800	1,442,842
Shimachu Co., Ltd.	55,200	1,530,875
Shindengen Electric Manufacturing Co., Ltd.	22,400	445,778
Shinko Electric Industries Co., Ltd.	32,500	440,121
Shinmaywa Industries Ltd.	119,400	1,117,801
Shoei Foods Corp.(a)	9,400	365,510
Showa Sangyo Co., Ltd.	36,800	1,127,349
Siix Corp.(a)	39,500	362,103
Sinfonia Technology Co., Ltd.	59,200	561,902
Sinko Industries Ltd.	43,900	592,468
SKY Perfect JSAT Holdings, Inc.	472,700	1,752,607
Solasto Corp.	61,600	610,947
Sotetsu Holdings, Inc.	59,200	1,579,252
Space Co., Ltd.	86,900	781,323
Space Value Holdings Co., Ltd.	95,500	309,821
Sprix Ltd.(a)	32,100	230,890
SRA Holdings	29,400	651,032
ST Corp.	29,200	465,262
Star Mica Holdings Co., Ltd.(a)	22,400	280,091
Stella Chemifa Corp.	18,600	416,015
Sumida Corp.(a)	24,800	176,084
Sumitomo Forestry Co., Ltd.	160,700	2,015,360
Sumitomo Osaka Cement Co., Ltd.	31,700	1,112,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Sun-Wa Technos Corp.(a)	69,600	$587,715
Sushiro Global Holdings Ltd.	30,500	670,867
Systena Corp.	28,700	378,020
T-Gaia Corp.	96,000	1,808,148
T. RAD Co., Ltd.	39,600	488,554
Tachi-S Co., Ltd.	64,400	516,943
Tachibana Eletech Co., Ltd.	35,200	566,411
Taiho Kogyo Co., Ltd.	97,700	477,248
Taiyo Holdings Co., Ltd.	33,500	1,543,264
Taiyo Yuden Co., Ltd.	13,500	418,571
Takara & Co. Ltd.(a)	58,400	986,821
Takara Bio, Inc.(a)	27,500	778,723
Takasago Thermal Engineering Co., Ltd.	96,501	1,415,068
Takashimaya Co., Ltd.(a)	153,900	1,283,867
Tamura Corp.	81,700	343,809
Tatsuta Electric Wire and Cable Co., Ltd.	140,900	747,044
TDC Soft, Inc.(a)	80,600	744,851
TechMatrix Corp.	35,500	615,331
TechnoPro Holdings, Inc.	22,400	1,276,915
Tekken Corp.	34,400	658,123
THK Co., Ltd.(a)	126,500	3,123,659
Toa Corp.	48,100	324,129
Toda Corp.(a)	354,100	2,281,128
Toei Animation Co., Ltd.(a)	16,800	783,278
Toho Bank Ltd. (The)	294,072	607,851
Tokai Carbon Co., Ltd.(a)	132,800	1,244,481
Tokai Corp.	29,400	646,944
TOKAI Holdings Corp.	157,600	1,452,050
Tokai Rika Co., Ltd.	115,422	1,667,914
Tokai Tokyo Financial Holdings, Inc.	497,400	1,097,291
Tokyo Electron Device Ltd.(a)	26,200	873,050
Tokyo Ohka Kogyo Co., Ltd.(a)	34,400	1,718,645
Tokyo Seimitsu Co., Ltd.	54,000	1,721,833
Tokyo Tatemono Co., Ltd.(a)	180,000	2,062,196
Topcon Corp.	60,600	486,440
Torishima Pump Manufacturing Co., Ltd.	106,100	786,764
Tow Co., Ltd.(a)	188,400	658,357
Toyo Ink SC Holdings Co., Ltd.	74,300	1,403,563
Toyo Kanetsu K.K.	32,600	637,888
Toyo Tire Corp.(a)	98,600	1,316,982
Toyoda Gosei Co., Ltd.	108,000	2,244,390
Toyota Boshoku Corp.	201,800	2,706,628
Transcosmos, Inc.	24,900	575,157
TS Tech Co., Ltd.	59,800	1,639,047
Tsubakimoto Chain Co.	56,300	1,364,121
Tsukui Corp.	93,700	437,733
Tsumura & Co.	58,601	1,531,768
Ube Industries Ltd.	126,300	2,168,120
Uchida Yoko Co., Ltd.(a)	9,700	564,638
Ulvac, Inc.(a)	39,900	1,150,197
Uniden Holdings Corp.(a)	29,700	504,888
United Super Markets Holdings, Inc.	67,200	706,975
UNITED, Inc.	36,100	384,473
V Technology Co., Ltd.	14,800	501,404
Vital KSK Holdings, Inc.	100,600	962,314
Wacoal Holdings Corp.	65,168	1,203,873
Wacom Co., Ltd.	107,000	544,496
Warabeya Nichiyo Holdings Co., Ltd.	48,800	767,610
Weathernews, Inc.	29,900	975,557
Wellnet Corp.(a)	67,100	434,127
West Holdings Corp.(a)	39,970	809,144
WIN-Partners Co., Ltd.	52,800	473,749
World Holdings Co., Ltd.(a)	32,900	520,557
Wowow, Inc.	37,700	846,359
YAMABIKO Corp.	95,100	792,463
YAMADA Consulting Group Co., Ltd.	22,400	278,637
Yamaguchi Financial Group, Inc.	242,000	1,484,952
Yamaichi Electronics Co., Ltd.	53,900	701,447
Yamatane Corp.	33,900	374,554
Yaoko Co., Ltd.	15,600	1,113,408
Yokohama Reito Co., Ltd.	59,500	493,053
Yorozu Corp.(a)	54,000	530,565
Yuasa Trading Co., Ltd.	48,648	1,307,230
Yurtec Corp.	109,000	661,769
Yushin Precision Equipment Co., Ltd.	67,000	442,796
Zeon Corp.	117,600	1,080,239

Total Japan		417,597,495

Malaysia - 0.1%
Wing Tai Holdings Ltd.	1,325,000	1,700,118

Morocco - 0.1%
Vivo Energy PLC(b)	664,308	662,401

Netherlands - 1.5%
BE Semiconductor Industries N.V.	237,982	10,598,028
Corbion N.V.	48,134	1,732,678
ForFarmers N.V.	165,483	1,011,090
Ordina N.V.*	190,078	388,972
Sligro Food Group N.V.(a)	69,188	1,066,161
TKH Group N.V. CVA	47,135	1,857,124
Van Lanschot Kempen N.V.(a)	116,398	1,689,063

Total Netherlands		18,343,116

New Zealand - 2.5%
Air New Zealand Ltd.	2,660	2,260
Chorus Ltd.	751,838	3,620,288
EBOS Group Ltd.	188,429	2,621,318
Freightways Ltd.	278,198	1,287,657
Genesis Energy Ltd.	2,411,316	4,703,423
Heartland Group Holdings Ltd.(a)	1,592,948	1,261,316
Infratil Ltd.	1,009,521	3,054,432
Mainfreight Ltd.(a)	63,647	1,614,327
New Zealand King Salmon Investments Ltd.(a)	280,440	339,403
NZX Ltd.	835,005	752,548
Oceania Healthcare Ltd.	1,056,379	612,040
Port of Tauranga Ltd.(a)	514,397	2,549,802
Scales Corp., Ltd.	253,032	798,158
Skellerup Holdings Ltd.	625,639	861,896
SKYCITY Entertainment Group Ltd.	1,712,285	2,634,458
Summerset Group Holdings Ltd.	214,408	891,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Trustpower Ltd.	473,740	$2,119,542
Z Energy Ltd.(a)	1,300,094	2,259,726

Total New Zealand		31,984,236

Norway - 3.1%
ABG Sundal Collier Holding ASA	2,216,782	963,968
AF Gruppen ASA	128,636	2,298,834
Atea ASA*	217,990	2,092,451
Austevoll Seafood ASA	316,966	2,610,444
Borregaard ASA	104,456	1,106,603
Elkem ASA(b)	2,655,215	5,397,405
Entra ASA(b)	234,494	2,984,955
Europris ASA(b)	541,017	2,604,419
Fjordkraft Holding ASA(b)	252,143	2,062,204
Grieg Seafood ASA	138,086	1,409,202
Kongsberg Gruppen ASA	168,635	2,356,380
Norway Royal Salmon ASA(a)	36,297	943,639
Ocean Yield ASA(a)	708,216	1,589,393
Scatec Solar ASA(b)	48,464	785,713
Selvaag Bolig ASA	243,999	1,439,157
SpareBank 1 Nord Norge	326,692	2,109,766
SpareBank 1 SMN	323,769	2,627,875
Sparebanken Vest	117,536	760,262
TGS Nopec Geophysical Co. ASA	158,257	2,286,007
XXL ASA*(a)(b)	579,944	1,125,982

Total Norway		39,554,659

Portugal - 1.2%
Altri, SGPS, S.A.	355,186	1,702,621
Corticeira Amorim, SGPS, S.A.	146,399	1,657,435
Mota-Engil, SGPS, S.A.*(a)	414,649	531,844
Navigator Co. S.A. (The)(a)	2,365,606	5,749,598
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,479,938	4,039,128
Semapa-Sociedade de Investimento e Gestao	157,636	1,432,325

Total Portugal		15,112,951

Singapore - 3.2%
Accordia Golf Trust	4,063,871	1,995,449
AEM Holdings Ltd.	396,000	891,323
Best World International Ltd.†(a)	786,000	541,447
Bukit Sembawang Estates Ltd.	363,000	1,004,394
China Aviation Oil Singapore Corp., Ltd.	1,368,600	981,040
Chip Eng Seng Corp., Ltd.(a)	1,487,360	613,048
CSE Global Ltd.(a)	1,771,000	507,795
GuocoLand Ltd.	921,200	964,089
Hi-P International Ltd.(a)	1,088,200	826,846
Hong Leong Finance Ltd.	995,100	1,776,136
Keppel Infrastructure Trust	8,629,882	3,340,480
NetLink NBN Trust	8,598,900	5,978,949
Oxley Holdings Ltd.	5,897,443	993,441
Raffles Medical Group Ltd.	1,786,200	1,177,954
Riverstone Holdings Ltd.	1,042,600	1,950,601
SBS Transit Ltd.	387,382	827,496
Sheng Siong Group Ltd.	1,721,200	2,035,755
SIA Engineering Co., Ltd.	1,180,800	1,667,450
Singapore Post Ltd.(a)	3,279,000	1,809,849
StarHub Ltd.	6,419,000	5,981,649
Tuan Sing Holdings Ltd.	205	41
UMS Holdings Ltd.	1,290,759	828,092
Yanlord Land Group Ltd.(a)	4,224,900	3,543,338

Total Singapore		40,236,662

Spain - 2.9%
Acerinox S.A.	380,942	3,071,999
Applus Services S.A.	68,574	526,039
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	910,558	2,378,784
Bolsas y Mercados Espanoles SHMSF S.A.	208,602	7,722,243
Construcciones y Auxiliar de Ferrocarriles S.A.	31,216	1,132,446
ContourGlobal PLC(b)	326,973	767,615
Ence Energia y Celulosa S.A.(a)	660,333	2,161,177
Euskaltel S.A.(b)	248,384	2,203,883
Faes Farma S.A.	355,228	1,444,287
Liberbank S.A.(a)	2,598,448	430,179
Mediaset Espana Comunicacion S.A.*	553,597	2,046,875
Melia Hotels International S.A.(a)	239,143	1,015,821
Metrovacesa S.A.*(b)	194,539	1,335,014
Prosegur Cia de Seguridad S.A.	714,638	1,663,082
Sacyr S.A.	1,055,750	2,190,109
Unicaja Banco S.A.*(b)	3,076,227	1,572,054
Viscofan S.A.	63,306	4,131,034

Total Spain		35,792,641

Sweden - 4.5%
AddTech AB Class B	47,027	1,889,833
Arjo AB Class B	136,169	757,091
Atrium Ljungberg AB Class B	154,437	2,174,830
Avanza Bank Holding AB	184,082	2,614,035
Beijer Ref AB(a)	69,759	2,107,000
Betsson AB*	327,246	2,276,091
Bilia AB Class A	246,460	1,990,642
BillerudKorsnas AB	149,395	2,139,907
BioGaia AB Class B	14,641	807,745
Catena AB(a)	31,641	1,246,397
Clas Ohlson AB Class B(a)	171,589	1,920,941
Coor Service Management Holding AB*(b)	172,665	1,134,216
Corem Property Group AB(a)	357,061	680,270
Dios Fastigheter AB	257,064	1,718,975
Dustin Group AB(b)	159,201	866,351
Fagerhult AB*	281,124	1,039,507
Hexpol AB*	386,288	2,860,886
JM AB(a)	156,148	3,514,593
LeoVegas AB(b)	182,259	814,983
Loomis AB*	83,128	1,986,153
Mycronic AB(a)	91,509	1,725,742
NCC AB Class B	151,599	2,453,793
NetEnt AB*	604,970	4,623,321
NP3 Fastigheter AB	97,826	924,011
Platzer Fastigheter Holding AB Class B	116,534	994,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
Ratos AB Class B*	241,058	$644,777
Resurs Holding AB(b)	568,940	2,336,424
Rottneros AB(a)	411,590	380,813
Samhallsbyggnadsbolaget i Norden AB(a)	1,318,507	3,368,214
Sectra AB Class B*	18,391	1,046,216
SkiStar AB	111,758	1,140,773
Wihlborgs Fastigheter AB	169,168	2,769,034

Total Sweden		56,947,961

Switzerland - 2.4%
Allreal Holding AG, Registered Shares	24,829	4,915,752
Bobst Group S.A., Registered Shares(a)	17,797	1,050,860
Cembra Money Bank AG	49,128	4,798,476
Daetwyler Holding AG, Bearer Shares	11,341	2,216,615
EFG International AG*	548,494	3,901,482
Galenica AG(b)	64,641	4,625,254
Huber + Suhner AG, Registered Shares	18,078	1,270,640
Implenia AG, Registered Shares	14,369	530,146
Landis+Gyr Group AG*	33,749	2,183,329
Mobilezone Holding AG, Registered Shares(a)	122,348	1,062,661
Swissquote Group Holding S.A., Registered Shares	16,901	1,442,975
Valiant Holding AG, Registered Shares	26,893	2,511,773

Total Switzerland		30,509,963

United Kingdom - 8.6%
Avon Rubber PLC	16,554	654,532
Balfour Beatty PLC	662,628	2,135,283
Biffa PLC(b)	288,470	716,432
Big Yellow Group PLC	193,369	2,398,826
Bodycote PLC	409,079	3,171,751
Brewin Dolphin Holdings PLC	645,167	2,076,625
Chemring Group PLC	287,976	861,092
Chesnara PLC	315,074	1,125,093
Clipper Logistics PLC	134,789	491,309
CMC Markets PLC(b)	946,930	3,123,973
Coats Group PLC	1,011,033	699,571
Concentric AB*	62,856	887,857
Cranswick PLC	41,611	1,860,179
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	359,584	3,061,242
Devro PLC	320,306	598,405
Diploma PLC	93,442	2,072,453
DiscoverIE Group PLC	99,535	629,686
Diversified Gas & Oil PLC	1,661,771	1,971,154
Drax Group PLC	773,745	2,458,934
EMIS Group PLC	66,867	892,306
Euromoney Institutional Investor PLC	117,224	1,137,010
Ferrexpo PLC	736,317	1,577,582
Games Workshop Group PLC	31,550	3,124,503
Gamma Communications PLC	32,374	514,017
Genus PLC	25,052	1,093,305
Halfords Group PLC	627,649	1,178,796
Hastings Group Holdings PLC(b)	1,903,634	4,534,909
Hilton Food Group PLC	70,576	1,102,255
IntegraFin Holdings PLC	336,459	1,904,039
iomart Group PLC(a)	160,893	695,798
James Halstead PLC	256,675	1,642,826
John Laing Group PLC(b)	539,070	2,320,606
Jupiter Fund Management PLC	1,340,338	4,242,986
Keller Group PLC	169,973	1,331,519
Liontrust Asset Management PLC	68,673	1,107,324
Lookers PLC	755,497	196,033
Marston’s PLC	1,778,506	1,167,984
Mitie Group PLC(a)	369,993	380,817
Moneysupermarket.com Group PLC	628,122	2,511,485
Naked Wines PLC(a)	108,807	595,578
Numis Corp. PLC	212,544	832,504
Paragon Banking Group PLC	507,574	2,195,056
Pets at Home Group PLC	864,189	2,552,024
Polar Capital Holdings PLC	212,562	1,318,462
Premier Miton Group PLC	251,190	315,026
PZ Cussons PLC	668,254	1,525,884
QinetiQ Group PLC	563,299	2,069,941
Rank Group PLC	689,000	1,246,345
Redde Northgate PLC	799,584	1,640,024
Renewi PLC	3,086,932	999,324
RWS Holdings PLC	143,030	1,058,600
Sabre Insurance Group PLC(b)	564,854	1,842,546
Safestore Holdings PLC	214,001	1,919,688
Smart Metering Systems PLC	7,313	53,493
Spirent Communications PLC	541,955	1,613,832
Superdry PLC(a)	217,420	379,594
TalkTalk Telecom Group PLC	1,078,325	1,141,183
TBC Bank Group PLC*	77,078	851,424
Telecom Plus PLC	106,517	1,874,162
TP ICAP PLC	1,305,598	5,659,098
Ultra Electronics Holdings PLC	94,753	2,339,196
Victrex PLC	94,539	2,283,683
Vistry Group PLC	816,464	7,167,694
Wincanton PLC	187,596	431,136
XPS Pensions Group PLC	372,153	528,807

Total United Kingdom		108,084,801

United States - 0.2%
TI Fluid Systems PLC(b)	878,022	2,011,376

TOTAL COMMON STOCKS (Cost: $1,343,718,714)		1,247,679,008

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree Europe SmallCap Dividend Fund(c)	49,616	2,457,153
WisdomTree Japan SmallCap Dividend Fund(c)	30,672	1,961,702

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,282,520)		4,418,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(d) (Cost: $66,357,233)	66,357,233	$66,357,233

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $1,414,358,467)		1,318,455,096
Other Assets less Liabilities - (4.9)%		(61,449,597)

NET ASSETS - 100.0%		$1,257,005,499

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued securities is $541,447, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $118,566,695 and the total market value of the collateral held by the Fund was $126,132,752. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $59,775,519.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,368,220	$2,610,247	$1,753,488	$136,858	$95,316	$2,457,153	$22,112
WisdomTree Japan SmallCap Dividend Fund	1,110,881	2,201,319	1,336,771	19,758	(33,485)	1,961,702	22,806

Total	$2,479,101	$4,811,566	$3,090,259	$156,616	$61,831	$4,418,855	$44,918

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JP Morgan Chase Bank N.A.	7/1/2020	954,669	USD	850,000	EUR	$—		$(9)
Morgan Stanley & Co. International	7/1/2020	39,600	USD	57,481	AUD	24		—
Morgan Stanley & Co. International	7/1/2020	185,632	USD	20,000,000	JPY	250		—
Morgan Stanley & Co. International	7/1/2020	50,192	USD	70,000	SGD	15		—
Morgan Stanley & Co. International	7/2/2020	62,152	USD	90,547	AUD	—		(190)
Standard Chartered Bank	7/2/2020	438,684	USD	3,400,000	HKD	0	^	—

						$289		$(199)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$39,695,215	$—	$541,447	*	$40,236,662
Other	1,207,442,346	—	—		1,207,442,346
Exchange-Traded Funds	4,418,855	—	—		4,418,855
Investment of Cash Collateral for Securities Loaned	—	66,357,233	—		66,357,233

Total Investments in Securities	$1,251,556,416	$66,357,233	$541,447		$1,318,455,096

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	289	—		289
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(199)	—		(199)

Total - Net	$1,251,556,416	$66,357,323	$541,447		$1,318,455,186

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	34,300	$592,306

Auto Components - 5.3%
Aisan Industry Co., Ltd.	34,200	167,695
Aisin Seiki Co., Ltd.	255,708	7,442,398
Bridgestone Corp.(a)	621,485	19,983,607
Daido Metal Co., Ltd.	34,200	173,084
Daikyonishikawa Corp.	18,100	80,698
Denso Corp.	534,379	20,828,324
Eagle Industry Co., Ltd.	35,500	236,919
Exedy Corp.	32,900	488,232
FCC Co., Ltd.	16,700	285,751
Futaba Industrial Co., Ltd.	34,200	142,335
G-Tekt Corp.	34,200	330,318
H-One Co., Ltd.	34,200	175,303
JTEKT Corp.	260,978	2,024,735
Kasai Kogyo Co., Ltd.	34,200	143,920
Koito Manufacturing Co., Ltd.	53,901	2,168,331
Musashi Seimitsu Industry Co., Ltd.	34,200	304,324
NGK Spark Plug Co., Ltd.	158,264	2,265,001
NHK Spring Co., Ltd.	128,900	833,964
Nifco, Inc.	54,490	1,161,167
Nippon Piston Ring Co., Ltd.	29,400	329,468
NOK Corp.	103,100	1,273,878
Pacific Industrial Co., Ltd.	32,900	288,487
Piolax, Inc.	34,200	509,743
Press Kogyo Co., Ltd.	39,700	107,451
Sanoh Industrial Co., Ltd.(a)	38,000	237,401
Shoei Co., Ltd.(a)	18,700	466,265
Stanley Electric Co., Ltd.	72,007	1,732,012
Sumitomo Electric Industries Ltd.	589,383	6,771,472
Sumitomo Riko Co., Ltd.	25,400	146,912
Sumitomo Rubber Industries Ltd.(a)	236,091	2,324,036
T. RAD Co., Ltd.	20,500	252,913
Tachi-S Co., Ltd.	34,200	274,526
Taiho Kogyo Co., Ltd.	33,800	165,107
Tokai Rika Co., Ltd.	83,614	1,208,270
Topre Corp.	34,200	380,722
Toyo Tire Corp.(a)	74,500	995,083
Toyoda Gosei Co., Ltd.	81,800	1,699,918
Toyota Boshoku Corp.	155,036	2,079,409
TPR Co., Ltd.	34,194	424,711
TS Tech Co., Ltd.	34,132	935,518
Unipres Corp.	17,000	147,963
Yokohama Rubber Co., Ltd. (The)(a)	110,600	1,552,101
Yorozu Corp.	34,200	336,024

Total Auto Components		83,875,496

Automobiles - 10.5%
Honda Motor Co., Ltd.	1,579,247	40,335,683
Isuzu Motors Ltd.	539,700	4,868,981
Mazda Motor Corp.	437,615	2,620,376
Mitsubishi Motors Corp.	1,244,101	3,067,441
Subaru Corp.	934,667	19,419,345
Suzuki Motor Corp.	150,836	5,112,919
Toyota Motor Corp.	1,370,470	85,898,115
Yamaha Motor Co., Ltd.	352,400	5,513,753

Total Automobiles		166,836,613

Banks - 7.7%
Mitsubishi UFJ Financial Group, Inc.	12,899,222	50,408,416
Mizuho Financial Group, Inc.	26,782,744	32,819,009
Sumitomo Mitsui Financial Group, Inc.	1,364,000	38,333,856

Total Banks		121,561,281

Beverages - 1.3%
Asahi Group Holdings Ltd.	205,300	7,185,548
Kirin Holdings Co., Ltd.(a)	425,145	8,963,176
Suntory Beverage & Food Ltd.	107,200	4,178,301
Takara Holdings, Inc.	52,400	468,217

Total Beverages		20,795,242

Building Products - 1.7%
AGC, Inc.(a)	155,047	4,404,867
Aica Kogyo Co., Ltd.	34,300	1,123,887
Central Glass Co., Ltd.	34,200	580,435
Daikin Industries Ltd.	71,949	11,560,791
LIXIL Group Corp.	309,500	4,320,406
Nitto Boseki Co., Ltd.(a)	16,300	811,336
Noritz Corp.(a)	34,200	415,909
Okabe Co., Ltd.(a)	16,000	120,573
Sanwa Holdings Corp.	130,131	1,160,365
TOTO Ltd.	78,000	2,975,112

Total Building Products		27,473,681

Capital Markets - 0.7%
GCA Corp.(a)	34,300	196,164
Nomura Holdings, Inc.	1,305,945	5,839,439
SBI Holdings, Inc.	198,700	4,287,654
Sparx Group Co., Ltd.(a)	137,600	275,493

Total Capital Markets		10,598,750

Chemicals - 7.7%
ADEKA Corp.	41,400	547,600
Arakawa Chemical Industries Ltd.	34,200	392,451
Asahi Kasei Corp.	906,822	7,359,812
Chugoku Marine Paints Ltd.	34,200	253,603
Daicel Corp.	230,642	1,780,829
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	34,200	739,888
Denka Co., Ltd.	69,115	1,689,357
DIC Corp.(a)	83,953	2,101,840
Fujimi, Inc.	34,200	1,050,869
Fujimori Kogyo Co., Ltd.	28,800	1,002,401
Fuso Chemical Co., Ltd.	15,300	557,343
JCU Corp.	21,000	654,030
JSP Corp.	25,400	343,266
JSR Corp.	168,800	3,254,428
Kaneka Corp.	34,300	890,207
Kansai Paint Co., Ltd.	78,400	1,651,788
KH Neochem Co., Ltd.(a)	20,000	377,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
Kumiai Chemical Industry Co., Ltd.(a)	34,200	$317,321
Kuraray Co., Ltd.(a)	236,137	2,462,382
Kureha Corp.	16,700	729,082
Lintec Corp.	42,847	1,015,921
Mitsubishi Chemical Holdings Corp.	1,724,263	10,027,368
Mitsubishi Gas Chemical Co., Inc.	235,982	3,565,377
Mitsui Chemicals, Inc.	168,215	3,503,537
Moriroku Holdings Co., Ltd.(a)	34,300	539,847
Nihon Nohyaku Co., Ltd.(a)	34,200	148,358
Nihon Parkerizing Co., Ltd.	34,200	342,682
Nippon Kayaku Co., Ltd.	92,100	960,398
Nippon Paint Holdings Co., Ltd.(a)	71,300	5,181,369
Nippon Shokubai Co., Ltd.	29,100	1,521,287
Nippon Soda Co., Ltd.	30,000	785,281
Nissan Chemical Corp.	54,453	2,786,120
Nitto Denko Corp.	132,974	7,518,574
NOF Corp.	29,800	1,030,301
Okamoto Industries, Inc.	27,700	1,016,749
Osaka Soda Co., Ltd.	34,200	753,519
Riken Technos Corp.	9,900	39,000
Sakata INX Corp.(a)	34,200	325,246
Sanyo Chemical Industries Ltd.	24,600	1,055,735
Shikoku Chemicals Corp.	34,200	343,633
Shin-Etsu Chemical Co., Ltd.	196,679	22,961,227
Showa Denko K.K.(a)	124,231	2,782,056
Sumitomo Bakelite Co., Ltd.	16,600	463,911
Sumitomo Chemical Co., Ltd.	1,522,885	4,545,293
Sumitomo Seika Chemicals Co., Ltd.	16,800	545,803
T Hasegawa Co., Ltd.	23,400	522,723
Taiyo Holdings Co., Ltd.	34,226	1,576,709
Taiyo Nippon Sanso Corp.	101,053	1,686,949
Takasago International Corp.	26,200	521,644
Tayca Corp.(a)	21,000	268,814
Teijin Ltd.	156,600	2,487,949
Tokai Carbon Co., Ltd.(a)	100,300	939,920
Tokuyama Corp.	30,500	715,818
Tokyo Ohka Kogyo Co., Ltd.(a)	26,200	1,308,968
Toray Industries, Inc.	680,818	3,202,624
Tosoh Corp.	257,507	3,508,693
Toyo Ink SC Holdings Co., Ltd.	53,800	1,016,308
Toyobo Co., Ltd.	47,151	655,573
Ube Industries Ltd.	75,700	1,299,499
Zeon Corp.	73,200	672,394

Total Chemicals		122,298,928

Commercial Services & Supplies - 0.1%
Mitsubishi Pencil Co., Ltd.(a)	34,200	428,273
Pilot Corp.	22,000	667,841
Sato Holdings Corp.	32,900	711,153

Total Commercial Services & Supplies		1,807,267

Construction & Engineering - 0.7%
JGC Holdings Corp.	101,400	1,065,835
Kajima Corp.	367,500	4,373,824
Obayashi Corp.	448,900	4,194,199
Penta-Ocean Construction Co., Ltd.	226,900	1,217,733
Taikisha Ltd.	24,800	682,497

Total Construction & Engineering		11,534,088

Construction Materials - 0.1%
Krosaki Harima Corp.	21,400	722,028
Taiheiyo Cement Corp.	64,700	1,494,484

Total Construction Materials		2,216,512

Consumer Finance - 0.1%
AEON Financial Service Co., Ltd.	173,200	1,886,361
J Trust Co., Ltd.(a)	34,200	97,003

Total Consumer Finance		1,983,364

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	7,282	141,543

Electrical Equipment - 2.1%
Daihen Corp.	34,200	1,218,881
Denyo Co., Ltd.	34,200	604,844
Fuji Electric Co., Ltd.	62,273	1,699,325
Fujikura Ltd.	167,477	481,233
Furukawa Electric Co., Ltd.	42,181	1,020,070
GS Yuasa Corp.	33,084	584,494
Idec Corp.	23,400	372,630
Mabuchi Motor Co., Ltd.(a)	45,200	1,437,049
Mitsubishi Electric Corp.	1,308,814	16,978,127
Nidec Corp.	92,616	6,177,548
Nippon Carbon Co., Ltd.	1,400	44,575
Nissin Electric Co., Ltd.	50,800	493,474
Sanyo Denki Co., Ltd.	11,900	532,762
SEC Carbon Ltd.	3,500	215,414
Sinfonia Technology Co., Ltd.	28,100	266,714
Tatsuta Electric Wire and Cable Co., Ltd.	34,200	181,326
Toyo Tanso Co., Ltd.	14,700	230,954

Total Electrical Equipment		32,539,420

Electronic Equipment, Instruments & Components - 4.8%
Ai Holdings Corp.(a)	32,900	473,899
Alps Alpine Co., Ltd.	125,800	1,609,158
Amano Corp.	34,333	711,896
Anritsu Corp.(a)	34,200	810,263
Canon Electronics, Inc.	34,200	510,060
Citizen Watch Co., Ltd.	235,885	765,257
Dexerials Corp.	35,200	275,375
ESPEC Corp.	34,200	564,902
Hakuto Co., Ltd.	34,219	311,788
Hamamatsu Photonics K.K.	29,300	1,268,304
Hirose Electric Co., Ltd.	23,560	2,581,260
Hitachi Ltd.	469,405	14,806,370
Horiba Ltd.(a)	28,100	1,479,427
Ibiden Co., Ltd.	57,101	1,664,575
Iriso Electronics Co., Ltd.(a)	13,300	433,944
Japan Aviation Electronics Industry Ltd.	43,400	582,099
Kaga Electronics Co., Ltd.	34,200	620,060
Keyence Corp.	16,740	6,987,090
Kyosan Electric Manufacturing Co., Ltd.	34,200	168,963
Macnica Fuji Electronics Holdings, Inc.	34,200	492,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
Marubun Corp.	34,200	$184,813
Meiko Electronics Co., Ltd.	9,000	114,539
Murata Manufacturing Co., Ltd.	295,568	17,303,680
Nippon Electric Glass Co., Ltd.(a)	71,560	1,117,659
Nissha Co., Ltd.	34,200	320,491
Ohara, Inc.	24,000	239,366
Oki Electric Industry Co., Ltd.	63,730	613,169
Omron Corp.	70,800	4,738,156
Optex Group Co., Ltd.	32,100	363,890
Osaki Electric Co., Ltd.	34,200	159,453
Restar Holdings Corp.	34,300	661,297
Riken Keiki Co., Ltd.	32,900	727,316
Ryoden Corp.	32,900	445,538
Ryosan Co., Ltd.	33,045	679,676
Sanshin Electronics Co., Ltd.	34,254	488,322
Satori Electric Co., Ltd.(a)	34,200	263,113
Shimadzu Corp.	56,900	1,512,622
Siix Corp.(a)	24,200	221,845
Sumida Corp.(a)	10,400	73,842
Taiyo Yuden Co., Ltd.	34,200	1,060,379
TDK Corp.	57,068	5,649,407
Topcon Corp.	34,300	275,328
V Technology Co., Ltd.(a)	9,600	325,235
Yokogawa Electric Corp.	85,638	1,333,567

Total Electronic Equipment, Instruments & Components		75,989,701

Energy Equipment & Services - 0.0%
Modec, Inc.	10,600	149,934

Entertainment - 2.5%
Capcom Co., Ltd.	47,000	1,707,744
GungHo Online Entertainment, Inc.	25,949	462,288
Koei Tecmo Holdings Co., Ltd.	70,140	2,272,228
Konami Holdings Corp.	74,900	2,492,385
Nintendo Co., Ltd.	65,700	29,237,216
Square Enix Holdings Co., Ltd.	34,200	1,724,503
Toei Animation Co., Ltd.(a)	21,700	1,011,735

Total Entertainment		38,908,099

Food & Staples Retailing - 1.0%
Ministop Co., Ltd.	27,700	387,700
Seven & I Holdings Co., Ltd.	483,224	15,766,311

Total Food & Staples Retailing		16,154,011

Food Products - 1.0%
Ajinomoto Co., Inc.	186,413	3,096,372
Ariake Japan Co., Ltd.	10,000	634,008
Fuji Oil Holdings, Inc.	34,300	881,305
Kagome Co., Ltd.	34,200	1,022,339
Kikkoman Corp.(a)	34,300	1,650,063
Nippon Suisan Kaisha Ltd.	76,200	330,552
Nisshin Oillio Group Ltd. (The)	29,781	930,268
Nissin Foods Holdings Co., Ltd.	33,000	2,921,166
Sakata Seed Corp.	16,039	511,416
Toyo Suisan Kaisha Ltd.	34,200	1,911,535
Yakult Honsha Co., Ltd.	24,587	1,447,166

Total Food Products		15,336,190

Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co., Ltd.	21,500	610,812
Hoya Corp.	93,857	8,925,920
Jeol Ltd.	10,200	282,406
Nakanishi, Inc.	34,200	445,708
Nihon Kohden Corp.	17,400	584,650
Nipro Corp.	94,800	1,045,669
Olympus Corp.	171,900	3,307,026
Sysmex Corp.	39,060	2,979,690
Terumo Corp.	137,812	5,213,058

Total Health Care Equipment & Supplies		23,394,939

Health Care Technology - 0.1%
M3, Inc.	45,000	1,912,453

Hotels, Restaurants & Leisure - 0.0%
Aeon Fantasy Co., Ltd.(a)	13,800	196,476
Saizeriya Co., Ltd.	4,800	92,676

Total Hotels, Restaurants & Leisure		289,152

Household Durables - 2.8%
Casio Computer Co., Ltd.	184,557	3,198,977
Fujitsu General Ltd.	34,200	699,628
JVCKenwood Corp.	82,600	124,798
Nikon Corp.	350,300	2,928,772
Panasonic Corp.	1,837,670	16,004,771
Rinnai Corp.	19,200	1,601,706
Sekisui Chemical Co., Ltd.	273,000	3,901,988
Sharp Corp.(a)	220,000	2,336,933
Sony Corp.	171,400	11,731,173
Sumitomo Forestry Co., Ltd.	117,300	1,471,075
Tamron Co., Ltd.	25,400	437,675
Toa Corp.	34,200	230,462
Zojirushi Corp.(a)	34,300	433,022

Total Household Durables		45,100,980

Household Products - 0.4%
Lion Corp.	50,600	1,213,349
Pigeon Corp.(a)	40,400	1,561,552
Unicharm Corp.	95,200	3,900,301

Total Household Products		6,675,202

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	111,600	2,115,419

Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.(a)	119,624	864,872
Toshiba Corp.	118,400	3,769,792

Total Industrial Conglomerates		4,634,664

Insurance - 2.6%
Dai-ichi Life Holdings, Inc.	826,600	9,830,169
Sompo Holdings, Inc.	255,100	8,765,405
Tokio Marine Holdings, Inc.	510,200	22,217,357

Total Insurance		40,812,931

Internet & Direct Marketing Retail - 0.1%
Rakuten, Inc.	118,100	1,037,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
IT Services - 1.1%
Fujitsu Ltd.	87,332	$10,215,784
NEC Corp.	53,900	2,582,963
NTT Data Corp.	382,700	4,253,208

Total IT Services		17,051,955

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	127,900	6,718,351
Mizuno Corp.	33,300	639,548
Shimano, Inc.	18,400	3,538,953
Tomy Co., Ltd.	34,200	269,454
Yamaha Corp.	46,707	2,194,971

Total Leisure Products		13,361,277

Machinery - 9.4%
Aida Engineering Ltd.	34,200	231,096
Amada Co., Ltd.	303,293	2,476,722
Anest Iwata Corp.	34,200	266,284
Bando Chemical Industries Ltd.	34,200	207,321
CKD Corp.	38,800	685,478
Daifuku Co., Ltd.	41,200	3,597,386
DMG Mori Co., Ltd.(a)	82,200	995,833
Ebara Corp.	46,131	1,079,675
FANUC Corp.	225,889	40,326,479
Fujitec Co., Ltd.	40,900	750,253
Furukawa Co., Ltd.	34,200	347,120
Glory Ltd.	34,200	776,660
Harmonic Drive Systems, Inc.	20,000	1,095,611
Hino Motors Ltd.	399,010	2,692,490
Hirata Corp.	7,400	386,170
Hitachi Construction Machinery Co., Ltd.	165,900	4,582,491
Hitachi Zosen Corp.	101,400	369,377
Hokuetsu Industries Co., Ltd.	34,200	325,880
Hoshizaki Corp.	14,869	1,273,482
IHI Corp.	96,900	1,399,362
Iseki & Co., Ltd.	34,200	350,924
Japan Steel Works Ltd. (The)	46,500	659,883
Juki Corp.	24,600	125,867
Kawasaki Heavy Industries Ltd.	101,051	1,451,815
Kito Corp.	34,300	429,525
Kitz Corp.	49,400	314,574
Komatsu Ltd.	941,006	19,219,602
Kubota Corp.(a)	504,902	7,525,443
Kurita Water Industries Ltd.	43,700	1,211,537
Makino Milling Machine Co., Ltd.	9,200	281,411
Makita Corp.	101,038	3,666,532
Max Co., Ltd.	34,200	482,163
Meidensha Corp.	34,200	553,172
MINEBEA MITSUMI, Inc.	147,701	2,673,773
MISUMI Group, Inc.	38,500	961,385
Mitsubishi Heavy Industries Ltd.	202,019	4,761,870
Mitsubishi Logisnext Co., Ltd.	9,100	80,132
Mitsuboshi Belting Ltd.	34,200	535,737
Miura Co., Ltd.	26,500	1,101,659
Nabtesco Corp.(a)	62,200	1,914,112
Nachi-Fujikoshi Corp.(a)	25,100	788,701
NGK Insulators Ltd.	236,175	3,257,435
Nikkiso Co., Ltd.(a)	10,500	99,856
Nippon Thompson Co., Ltd.	34,200	107,147
Nissei ASB Machine Co., Ltd.(a)	24,000	714,094
Nitta Corp.	34,300	744,595
Nitto Kohki Co., Ltd.	34,200	564,585
NSK Ltd.	504,966	3,739,795
NTN Corp.	586,400	1,168,615
Obara Group, Inc.(a)	33,100	1,003,263
Oiles Corp.	34,200	442,855
OKUMA Corp.	15,500	662,326
Organo Corp.	16,400	884,720
OSG Corp.	34,324	524,953
Ryobi Ltd.	34,200	381,673
Shibaura Machine Co., Ltd.	19,400	387,874
Shibuya Corp.	25,100	652,132
Shima Seiki Manufacturing Ltd.	10,300	146,645
Shinmaywa Industries Ltd.	51,900	485,878
SMC Corp.	16,051	8,209,614
Sodick Co., Ltd.(a)	27,000	199,212
Star Micronics Co., Ltd.	34,200	380,088
Sumitomo Heavy Industries Ltd.	76,437	1,661,443
Tadano Ltd.(a)	49,200	409,981
Takeuchi Manufacturing Co., Ltd.	29,700	492,775
THK Co., Ltd.	100,279	2,476,185
Tsubaki Nakashima Co., Ltd.(a)	34,200	266,601
Tsubakimoto Chain Co.	34,200	828,649
Tsugami Corp.(a)	34,300	285,820
Union Tool Co.(a)	25,800	628,947
YAMABIKO Corp.	34,200	284,987
Yaskawa Electric Corp.	93,300	3,221,416
Yushin Precision Equipment Co., Ltd.	34,200	226,024

Total Machinery		148,495,170

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	89,900	283,320
Nippon Yusen K.K.	42,300	594,400
NS United Kaiun Kaisha Ltd.	34,200	471,385

Total Marine		1,349,105

Media - 0.2%
Dentsu Group, Inc.(a)	147,200	3,486,083

Metals & Mining - 1.0%
Asahi Holdings, Inc.	48,100	1,272,442
Daido Steel Co., Ltd.	29,600	906,781
Daiki Aluminium Industry Co., Ltd.	34,200	179,742
Dowa Holdings Co., Ltd.	32,900	997,201
Hitachi Metals Ltd.	244,818	2,911,447
Kyoei Steel Ltd.	28,100	336,257
Mitsubishi Materials Corp.	71,300	1,503,522
Mitsui Mining & Smelting Co., Ltd.	34,200	693,605
Nippon Light Metal Holdings Co., Ltd.	449,000	782,426
Nippon Yakin Kogyo Co., Ltd.	7,510	111,308
Pacific Metals Co., Ltd.(a)	16,800	238,721
Sumitomo Metal Mining Co., Ltd.	153,100	4,270,083
Topy Industries Ltd.	34,200	387,062
UACJ Corp.	34,200	611,184

Total Metals & Mining		15,201,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	120,300	$1,700,491

Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co., Ltd.	144,500	3,063,183
Inpex Corp.	833,500	5,152,349

Total Oil, Gas & Consumable Fuels		8,215,532

Paper & Forest Products - 0.1%
Hokuetsu Corp.	67,300	238,296
Oji Holdings Corp.	418,400	1,942,980

Total Paper & Forest Products		2,181,276

Personal Products - 1.1%
Kao Corp.	149,980	11,872,171
Kose Corp.	14,200	1,705,816
Mandom Corp.	25,100	461,820
Rohto Pharmaceutical Co., Ltd.	17,900	567,438
Shiseido Co., Ltd.	47,122	2,985,391

Total Personal Products		17,592,636

Pharmaceuticals - 9.7%
Astellas Pharma, Inc.	1,087,604	18,141,015
Chugai Pharmaceutical Co., Ltd.	435,000	23,244,890
Daiichi Sankyo Co., Ltd.	177,021	14,449,154
Eisai Co., Ltd.	153,377	12,149,602
Hisamitsu Pharmaceutical Co., Inc.	34,200	1,841,795
Kyowa Kirin Co., Ltd.(a)	213,170	5,589,822
Ono Pharmaceutical Co., Ltd.	267,500	7,778,167
Otsuka Holdings Co., Ltd.	329,800	14,364,649
Santen Pharmaceutical Co., Ltd.	130,500	2,398,679
Sawai Pharmaceutical Co., Ltd.	24,000	1,232,423
Shionogi & Co., Ltd.	105,277	6,586,826
Sumitomo Dainippon Pharma Co., Ltd.	111,200	1,535,784
Takeda Pharmaceutical Co., Ltd.	1,215,863	43,366,926
ZERIA Pharmaceutical Co., Ltd.(a)	34,200	634,325

Total Pharmaceuticals		153,314,057

Professional Services - 0.7%
BeNEXT Group, Inc.(a)	19,400	169,032
Outsourcing, Inc.	58,100	366,205
Recruit Holdings Co., Ltd.	289,500	9,880,326

Total Professional Services		10,415,563

Road & Rail - 0.2%
Hitachi Transport System Ltd.	32,700	872,930
Nippon Express Co., Ltd.	54,200	2,803,318

Total Road & Rail		3,676,248

Semiconductors & Semiconductor Equipment - 4.7%
Advantest Corp.	151,700	8,605,497
Disco Corp.	16,800	4,062,770
Lasertec Corp.	21,700	2,043,583
Optorun Co., Ltd.	21,300	495,161
Rohm Co., Ltd.	51,700	3,421,588
SCREEN Holdings Co., Ltd.(a)	27,960	1,303,599
Shibaura Mechatronics Corp.	12,400	326,422
Shindengen Electric Manufacturing Co., Ltd.	10,000	199,008
Shinko Electric Industries Co., Ltd.	85,659	1,160,011
SUMCO Corp.(a)	323,500	4,944,631
Tokyo Electron Ltd.	183,953	45,082,424
Tokyo Seimitsu Co., Ltd.	36,200	1,154,266
Ulvac, Inc.(a)	34,200	985,883
Yamaichi Electronics Co., Ltd.	18,600	242,058

Total Semiconductors & Semiconductor Equipment		74,026,901

Software - 0.4%
Trend Micro, Inc.	99,408	5,546,982

Specialty Retail - 0.8%
ABC-Mart, Inc.	37,100	2,169,912
Fast Retailing Co., Ltd.	16,500	9,436,437
IDOM, Inc.	101,200	466,204
Sanrio Co., Ltd.(a)	33,100	511,756
VT Holdings Co., Ltd.	101,500	331,168

Total Specialty Retail		12,915,477

Technology Hardware, Storage & Peripherals - 3.1%
Brother Industries Ltd.	168,743	3,037,483
Canon, Inc.(a)	1,459,497	28,876,084
FUJIFILM Holdings Corp.	165,195	7,058,896
Konica Minolta, Inc.	303,238	1,045,600
Maxell Holdings Ltd.	19,500	181,471
MCJ Co., Ltd.	36,100	286,431
Ricoh Co., Ltd.	322,978	2,302,174
Riso Kagaku Corp.	34,200	472,336
Roland DG Corp.	19,400	221,540
Seiko Epson Corp.	309,400	3,536,082
Toshiba TEC Corp.	29,700	1,134,208
Wacom Co., Ltd.	47,900	243,751

Total Technology Hardware, Storage & Peripherals		48,396,056

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	84,992	965,845
Kurabo Industries Ltd.	17,947	376,124
Onward Holdings Co., Ltd.	101,000	297,706
Seiko Holdings Corp.	34,200	541,443
Seiren Co., Ltd.	34,210	431,569
Wacoal Holdings Corp.	34,200	631,790

Total Textiles, Apparel & Luxury Goods		3,244,477

Tobacco - 3.0%
Japan Tobacco, Inc.(a)	2,568,731	47,655,514

Trading Companies & Distributors - 6.2%
Alconix Corp.	32,900	354,662
Hanwa Co., Ltd.	42,200	770,971
Inabata & Co., Ltd.	34,186	412,254
ITOCHU Corp.	1,446,194	31,119,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

Investments	Shares	Value
Kokusai Pulp & Paper Co., Ltd.	64,000	$166,696
Marubeni Corp.	1,735,178	7,840,750
Mitsubishi Corp.	1,485,100	31,247,875
Nagase & Co., Ltd.	57,200	712,051
Nippon Steel Trading Corp.	34,200	1,076,229
Sanyo Trading Co., Ltd.	38,800	361,440
Sojitz Corp.	1,311,821	2,857,468
Sumitomo Corp.	1,244,677	14,242,515
Toyota Tsusho Corp.	236,210	5,975,039
Yamazen Corp.	69,500	584,938

Total Trading Companies & Distributors		97,722,500

Transportation Infrastructure - 0.0%
Nissin Corp.	34,200	480,895

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	210,700	10,643,880

TOTAL COMMON STOCKS (Cost: $1,849,964,628)		1,573,439,783

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $49,560,270)	49,560,270	49,560,270

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,899,524,898)		1,623,000,053
Other Assets less Liabilities - (2.4)%		(38,430,248)

NET ASSETS - 100.0%		$1,584,569,805

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $151,149,890 and the total market value of the collateral held by the Fund was $159,266,418. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $109,706,148.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2020	2,108,907,149	JPY	19,855,284	USD	$—	$(307,348)
Bank of America N.A.	7/3/2020	22,648,243,034	JPY	209,935,717	USD	—	(4,045)
Bank of America N.A.	7/3/2020	136,794,720	USD	14,731,724,345	JPY	243,045	—
Bank of America N.A.	8/5/2020	204,101,147	USD	22,010,328,922	JPY	—	(606)
Bank of Montreal	7/3/2020	136,794,720	USD	14,731,231,884	JPY	247,610	—
Barclays Bank PLC	7/3/2020	2,088,942,648	JPY	19,403,506	USD	—	(40,626)
Canadian Imperial Bank of Commerce	7/3/2020	22,648,452,969	JPY	209,935,717	USD	—	(2,099)
Canadian Imperial Bank of Commerce	7/3/2020	136,794,720	USD	14,731,779,063	JPY	242,538	—
Canadian Imperial Bank of Commerce	8/5/2020	204,101,147	USD	22,010,737,125	JPY	—	(4,391)
Citibank N.A.	7/3/2020	22,647,949,124	JPY	209,935,717	USD	—	(6,769)
Citibank N.A.	7/3/2020	136,794,720	USD	14,731,478,114	JPY	245,327	—
Citibank N.A.	8/5/2020	204,101,147	USD	22,010,655,484	JPY	—	(3,634)
Commonwealth Bank of Australia	7/3/2020	22,648,243,034	JPY	209,935,717	USD	—	(4,045)
Commonwealth Bank of Australia	7/3/2020	68,397,362	USD	7,365,964,984	JPY	120,571	—
Commonwealth Bank of Australia	8/5/2020	204,101,147	USD	22,010,471,793	JPY	—	(1,930)
Credit Suisse International	7/3/2020	136,794,720	USD	14,731,724,345	JPY	243,045	—
Goldman Sachs	7/3/2020	22,648,264,027	JPY	209,935,717	USD	—	(3,850)
Goldman Sachs	7/3/2020	136,794,720	USD	14,731,573,870	JPY	244,440	—
Goldman Sachs	8/5/2020	204,101,147	USD	22,010,349,332	JPY	—	(795)
HSBC Holdings PLC	7/3/2020	136,794,720	USD	14,731,765,383	JPY	242,664	—
JP Morgan Chase Bank N.A.	7/3/2020	136,794,720	USD	14,731,642,268	JPY	243,806	—
Morgan Stanley & Co. International	7/3/2020	136,794,720	USD	14,731,792,742	JPY	242,411	—
Societe Generale	7/3/2020	22,648,075,085	JPY	209,935,717	USD	—	(5,602)
Societe Generale	7/3/2020	136,794,720	USD	14,732,107,370	JPY	239,494	—
Societe Generale	8/5/2020	204,101,147	USD	22,010,267,692	JPY	—	(38)
Standard Chartered Bank	7/3/2020	15,679,814,614	JPY	145,340,113	USD	—	(375)
Standard Chartered Bank	7/3/2020	136,794,720	USD	14,734,227,688	JPY	219,841	—
Standard Chartered Bank	8/5/2020	141,300,797	USD	15,239,375,736	JPY	—	(13,915)
UBS AG	7/3/2020	2,068,508,816	JPY	19,403,506	USD	—	(230,031)
UBS AG	7/3/2020	3,904,939,843	JPY	36,381,574	USD	—	(185,806)
UBS AG	7/3/2020	22,648,452,969	JPY	209,935,717	USD	—	(2,099)
UBS AG	7/3/2020	136,794,720	USD	14,731,587,550	JPY	244,313	—
UBS AG	8/5/2020	204,101,147	USD	22,010,369,743	JPY	—	(984)

						$3,019,105	$(818,988)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,573,439,783	$—	$—	$1,573,439,783
Investment of Cash Collateral for Securities Loaned	—	49,560,270	—	49,560,270

Total Investments in Securities	$1,573,439,783	$49,560,270	$—	$1,623,000,053

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	3,019,105	—	3,019,105
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(818,988)	—	(818,988)

Total - Net	$1,573,439,783	$51,760,387	$—	$1,625,200,170

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.4%

Japan - 99.4%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	2,200	$37,991
Konoike Transport Co., Ltd.	2,100	22,638
Maruwa Unyu Kikan Co., Ltd.	800	22,431
SBS Holdings, Inc.	1,000	20,559

Total Air Freight & Logistics		103,619

Auto Components - 5.4%
Aisan Industry Co., Ltd.	5,400	26,478
Daido Metal Co., Ltd.	4,000	20,244
Daikyonishikawa Corp.(a)	4,900	21,846
Eagle Industry Co., Ltd.	4,000	26,695
Exedy Corp.	3,800	56,391
FCC Co., Ltd.	2,000	34,222
Futaba Industrial Co., Ltd.	3,000	12,485
G-Tekt Corp.	2,298	22,195
H-One Co., Ltd.	2,200	11,277
Ichikoh Industries Ltd.	1,900	8,630
Kasai Kogyo Co., Ltd.(a)	3,100	13,045
Musashi Seimitsu Industry Co., Ltd.	3,500	31,144
NHK Spring Co., Ltd.	13,200	85,402
Nifco, Inc.	4,300	91,632
Nippon Piston Ring Co., Ltd.(a)	1,100	12,327
NOK Corp.(a)	10,300	127,264
Pacific Industrial Co., Ltd.	2,400	21,045
Piolax, Inc.	1,800	26,829
Press Kogyo Co., Ltd.	7,000	18,946
Sanoh Industrial Co., Ltd.(a)	4,000	24,990
Shoei Co., Ltd.	1,200	29,921
Sumitomo Riko Co., Ltd.	3,200	18,509
Sumitomo Rubber Industries Ltd.(a)	20,500	201,798
T. RAD Co., Ltd.	800	9,870
Tachi-S Co., Ltd.	1,500	12,041
Tokai Rika Co., Ltd.	6,425	92,845
Topre Corp.	3,200	35,623
Toyo Tire Corp.(a)	6,700	89,491
Toyoda Gosei Co., Ltd.	7,000	145,470
Toyota Boshoku Corp.	13,400	179,726
TPR Co., Ltd.	2,206	27,400
TS Tech Co., Ltd.	3,500	95,931
Unipres Corp.	2,400	20,889
Yokohama Rubber Co., Ltd. (The)(a)	9,400	131,914
Yorozu Corp.(a)	1,600	15,720

Total Auto Components		1,800,235

Automobiles - 0.1%
Nissan Shatai Co., Ltd.(a)	3,500	30,009

Banks - 7.6%
77 Bank Ltd. (The)	3,700	54,976
Aomori Bank Ltd. (The)	900	18,670
Aozora Bank Ltd.(a)	12,100	210,406
Awa Bank Ltd. (The)	1,300	29,149
Bank of Kyoto Ltd. (The)(a)	2,000	70,816
Bank of Nagoya Ltd. (The)	800	17,159
Bank of Okinawa Ltd. (The)	940	27,010
Bank of the Ryukyus Ltd.	2,300	20,381
Chugoku Bank Ltd. (The)(a)	7,400	68,454
Chukyo Bank Ltd. (The)	900	17,919
Daishi Hokuetsu Financial Group, Inc.	2,800	56,579
Ehime Bank Ltd. (The)	2,000	21,597
FIDEA Holdings Co., Ltd.	19,600	18,349
Fukui Bank Ltd. (The)	400	6,207
Gunma Bank Ltd. (The)	25,600	81,153
Hachijuni Bank Ltd. (The)	26,500	100,464
Hiroshima Bank Ltd. (The)	19,300	90,878
Hokkoku Bank Ltd. (The)	1,300	34,427
Hokuhoku Financial Group, Inc.(a)	8,600	71,026
Hyakugo Bank Ltd. (The)	11,300	34,460
Hyakujushi Bank Ltd. (The)	2,000	36,001
Iyo Bank Ltd. (The)(a)	14,200	86,607
Jimoto Holdings, Inc.	18,400	16,202
Juroku Bank Ltd. (The)	2,000	36,335
Kansai Mirai Financial Group, Inc.(a)	11,700	43,813
Keiyo Bank Ltd. (The)	9,700	46,574
Kiyo Bank Ltd. (The)	2,798	42,456
Kyushu Financial Group, Inc.(a)	22,400	94,471
Mebuki Financial Group, Inc.	82,300	190,712
Michinoku Bank Ltd. (The)	1,000	10,437
Musashino Bank Ltd. (The)	2,600	37,114
Nanto Bank Ltd. (The)	2,000	38,782
Nishi-Nippon Financial Holdings, Inc.	11,700	78,842
North Pacific Bank Ltd.	26,500	51,091
Ogaki Kyoritsu Bank Ltd. (The)	2,200	46,290
San ju San Financial Group, Inc.	2,200	26,979
San-In Godo Bank Ltd. (The)	10,300	51,650
Senshu Ikeda Holdings, Inc.	33,200	49,238
Seven Bank Ltd.	80,300	219,572
Shiga Bank Ltd. (The)	1,600	35,445
Shikoku Bank Ltd. (The)	3,100	22,556
Toho Bank Ltd. (The)	17,100	35,346
Tokyo Kiraboshi Financial Group, Inc.	1,900	19,408
TOMONY Holdings, Inc.	6,700	21,426
Towa Bank Ltd. (The)	3,900	25,232
Yamagata Bank Ltd. (The)	1,300	15,990
Yamaguchi Financial Group, Inc.	13,200	80,997
Yamanashi Chuo Bank Ltd. (The)	2,300	18,121

Total Banks		2,527,767

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	2,700	50,579
Takara Holdings, Inc.	5,700	50,932

Total Beverages		101,511

Biotechnology - 0.1%
Takara Bio, Inc.(a)	700	19,822

Building Products - 1.8%
Aica Kogyo Co., Ltd.	2,800	91,746
Bunka Shutter Co., Ltd.	3,000	20,772
Central Glass Co., Ltd.	2,200	37,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Eidai Co., Ltd.	4,400	$12,806
Kondotec, Inc.	1,300	13,918
Nichias Corp.	3,600	74,846
Nichiha Corp.	1,100	23,441
Nihon Flush Co., Ltd.	600	7,447
Nitto Boseki Co., Ltd.	1,200	59,730
Noritz Corp.(a)	1,900	23,106
Okabe Co., Ltd.(a)	2,900	21,854
Sanwa Holdings Corp.	9,900	88,277
Shin Nippon Air Technologies Co., Ltd.(a)	1,300	28,594
Sinko Industries Ltd.	1,200	16,195
Takara Standard Co., Ltd.	2,217	31,359
Takasago Thermal Engineering Co., Ltd.	3,600	52,790

Total Building Products		604,219

Capital Markets - 1.9%
GCA Corp.(a)	3,800	21,732
GMO Financial Holdings, Inc.(a)	10,000	58,859
Ichiyoshi Securities Co., Ltd.	4,900	20,620
IwaiCosmo Holdings, Inc.(a)	3,400	34,667
Kyokuto Securities Co., Ltd.	3,500	16,578
Marusan Securities Co., Ltd.(a)	5,200	19,762
Matsui Securities Co., Ltd.(a)	37,300	286,963
Monex Group, Inc.(a)	7,065	14,276
Morningstar Japan K.K.(a)	6,399	23,547
Okasan Securities Group, Inc.	13,000	39,162
Sparx Group Co., Ltd.(a)	16,500	33,035
Tokai Tokyo Financial Holdings, Inc.	21,800	48,092

Total Capital Markets		617,293

Chemicals - 9.7%
Achilles Corp.	800	14,393
ADEKA Corp.	4,900	64,813
Air Water, Inc.	7,600	107,147
Asahi Yukizai Corp.	1,300	17,207
C.I. Takiron Corp.	5,800	37,686
Chugoku Marine Paints Ltd.	4,700	34,852
Daicel Corp.	19,500	150,563
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,100	23,798
Denka Co., Ltd.	5,800	141,768
DIC Corp.(a)	7,500	187,769
DKS Co., Ltd.	400	19,206
Fujimi, Inc.	2,200	67,600
Fujimori Kogyo Co., Ltd.	800	27,844
Fuso Chemical Co., Ltd.	1,500	54,642
Harima Chemicals Group, Inc.(a)	1,600	14,593
JCU Corp.	1,300	40,488
JSP Corp.	1,317	17,798
Kaneka Corp.	3,048	79,107
Kanto Denka Kogyo Co., Ltd.	1,600	12,665
KH Neochem Co., Ltd.(a)	1,300	24,522
Koatsu Gas Kogyo Co., Ltd.	2,200	15,049
Konishi Co., Ltd.	1,300	18,159
Kumiai Chemical Industry Co., Ltd.(a)	3,194	29,635
Kureha Corp.	800	34,926
Lintec Corp.	5,000	118,552
Mitsubishi Gas Chemical Co., Inc.	20,200	305,195
Moriroku Holdings Co., Ltd.(a)	1,300	20,461
Nihon Nohyaku Co., Ltd.(a)	4,900	21,256
Nihon Parkerizing Co., Ltd.	4,200	42,084
Nippon Chemical Industrial Co., Ltd.	700	14,923
Nippon Kayaku Co., Ltd.	7,600	79,251
Nippon Pillar Packing Co., Ltd.(a)	2,200	28,243
Nippon Shokubai Co., Ltd.	1,700	88,872
Nippon Soda Co., Ltd.	1,300	34,029
NOF Corp.	2,900	100,264
Okamoto Industries, Inc.	900	33,035
Osaka Organic Chemical Industry Ltd.(a)	1,800	42,695
Osaka Soda Co., Ltd.	1,277	28,136
Riken Technos Corp.(a)	4,000	15,758
Sakai Chemical Industry Co., Ltd.	700	13,165
Sakata INX Corp.(a)	3,800	36,139
Sanyo Chemical Industries Ltd.	900	38,624
Sekisui Kasei Co., Ltd.	3,600	19,287
Shikoku Chemicals Corp.	2,200	22,105
Stella Chemifa Corp.	400	8,947
Sumitomo Bakelite Co., Ltd.	1,700	47,509
Sumitomo Seika Chemicals Co., Ltd.	700	22,742
T Hasegawa Co., Ltd.	1,600	35,742
Taiyo Holdings Co., Ltd.	2,100	96,742
Takasago International Corp.	500	9,955
Tayca Corp.	600	7,680
Toagosei Co., Ltd.(a)	5,400	52,756
Tokai Carbon Co., Ltd.(a)	8,300	77,780
Tokuyama Corp.	2,300	53,980
Tokyo Ohka Kogyo Co., Ltd.(a)	2,200	109,913
Toyo Ink SC Holdings Co., Ltd.	3,900	73,673
Toyobo Co., Ltd.	4,900	68,128
Ube Industries Ltd.	6,880	118,105
Valqua Ltd.	1,600	28,757
Zeon Corp.	6,700	61,544

Total Chemicals		3,212,257

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	1,600	44,373
Bell System24 Holdings, Inc.(a)	2,700	34,862
Daiseki Co., Ltd.	1,300	34,583
Itoki Corp.(a)	2,900	9,139
King Jim Co., Ltd.(a)	1,000	8,083
Kokuyo Co., Ltd.(a)	4,000	48,274
Mitsubishi Pencil Co., Ltd.(a)	1,800	22,541
NAC Co., Ltd.(a)	1,300	10,724
Nakabayashi Co., Ltd.	2,600	14,026
Nippon Air Conditioning Services Co., Ltd.(a)	2,600	17,496
Nippon Kanzai Co., Ltd.	1,800	32,918
Nippon Parking Development Co., Ltd.	13,900	17,909
Okamura Corp.	4,400	30,507
Pilot Corp.(a)	700	21,250
Prestige International, Inc.	1,500	11,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Relia, Inc.	3,100	$28,821
Sato Holdings Corp.	1,300	28,100
Takara & Co. Ltd.(a)	1,100	18,587
Toppan Forms Co., Ltd.	4,900	48,416
Uchida Yoko Co., Ltd.	400	23,284

Total Commercial Services & Supplies		505,155

Construction & Engineering - 5.3%
Asanuma Corp.	700	26,830
Daiho Corp.	700	15,695
Hazama Ando Corp.	11,700	67,564
Kandenko Co., Ltd.	9,300	79,048
Kumagai Gumi Co., Ltd.	2,300	55,003
Kyowa Exeo Corp.	4,500	107,406
Kyudenko Corp.	3,300	97,270
Maeda Corp.	6,700	50,987
Maeda Road Construction Co., Ltd.	4,500	84,757
Meisei Industrial Co., Ltd.	4,700	34,765
Mirait Holdings Corp.(a)	3,344	49,842
Nippo Corp.	3,500	88,307
Nippon Densetsu Kogyo Co., Ltd.	1,600	35,341
Nippon Koei Co., Ltd.	800	22,320
Nishimatsu Construction Co., Ltd.	4,000	79,455
Nittoc Construction Co., Ltd.	4,000	27,919
Okumura Corp.	3,100	71,261
OSJB Holdings Corp.	5,800	12,419
Penta-Ocean Construction Co., Ltd.	15,600	83,723
PS Mitsubishi Construction Co., Ltd.	4,000	19,354
Raito Kogyo Co., Ltd.	2,200	29,120
Raiznext Corp.	3,100	34,970
Sanki Engineering Co., Ltd.	3,100	35,458
Seikitokyu Kogyo Co., Ltd.	3,300	23,155
Shinnihon Corp.	2,200	17,150
SHO-BOND Holdings Co., Ltd.(a)	1,300	57,538
Sumitomo Densetsu Co., Ltd.	2,000	44,195
Sumitomo Mitsui Construction Co., Ltd.	9,440	40,950
Taihei Dengyo Kaisha Ltd.(a)	1,300	27,667
Taikisha Ltd.	1,300	35,776
Tekken Corp.	900	17,218
Toa Corp.	700	10,102
Toda Corp.(a)	16,800	108,226
Tokyo Energy & Systems, Inc.	1,300	9,495
Tokyu Construction Co., Ltd.	6,500	33,619
Totetsu Kogyo Co., Ltd.(a)	1,600	40,324
Toyo Construction Co., Ltd.	4,900	18,213
Yahagi Construction Co., Ltd.	2,800	20,374
Yokogawa Bridge Holdings Corp.	1,300	26,919
Yurtec Corp.	3,100	18,821

Total Construction & Engineering		1,758,556

Construction Materials - 0.3%
Asia Pile Holdings Corp.(a)	2,600	11,399
Krosaki Harima Corp.	700	23,618
Shinagawa Refractories Co., Ltd.	800	16,373
Sumitomo Osaka Cement Co., Ltd.	1,700	59,642

Total Construction Materials		111,032

Consumer Finance - 0.7%
Credit Saison Co., Ltd.	11,900	135,893
J Trust Co., Ltd.(a)	2,900	8,225
Jaccs Co., Ltd.	2,300	37,415
Orient Corp.	55,700	60,922

Total Consumer Finance		242,455

Containers & Packaging - 0.5%
FP Corp.	1,000	79,807
Fuji Seal International, Inc.	900	17,494
Pack Corp. (The)(a)	600	17,380
Rengo Co., Ltd.(a)	7,781	63,324

Total Containers & Packaging		178,005

Distributors - 0.3%
Arata Corp.	700	31,404
Doshisha Co., Ltd.	2,000	30,236
Happinet Corp.	2,100	21,898

Total Distributors		83,538

Diversified Consumer Services - 0.5%
Benesse Holdings, Inc.	3,500	93,757
Meiko Network Japan Co., Ltd.	2,200	17,354
Riso Kyoiku Co., Ltd.	6,700	20,245
Sprix Ltd.	400	2,877
Studio Alice Co., Ltd.	700	10,200
Tokyo Individualized Educational Institute, Inc.	3,300	15,814

Total Diversified Consumer Services		160,247

Diversified Financial Services - 0.9%
Financial Products Group Co., Ltd.(a)	9,000	49,386
Fuyo General Lease Co., Ltd.	1,700	94,387
Japan Securities Finance Co., Ltd.	7,800	36,945
Mizuho Leasing Co., Ltd.	2,200	48,329
NEC Capital Solutions Ltd.	1,300	23,859
Ricoh Leasing Co., Ltd.	1,300	35,704

Total Diversified Financial Services		288,610

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	2,000	35,482
Internet Initiative Japan, Inc.	1,200	40,877

Total Diversified Telecommunication Services		76,359

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	5,800	22,257
Okinawa Electric Power Co., Inc. (The)	3,483	57,918
Shikoku Electric Power Co., Inc.(a)	11,300	83,269

Total Electric Utilities		163,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Electrical Equipment - 1.7%
Cosel Co., Ltd.	1,700	$14,765
Daihen Corp.	1,000	35,640
Denyo Co., Ltd.	1,300	22,991
Fujikura Ltd.	13,900	39,941
Furukawa Electric Co., Ltd.	2,926	70,760
GS Yuasa Corp.	3,100	54,767
Idec Corp.	1,300	20,702
Mabuchi Motor Co., Ltd.(a)	3,800	120,814
Nippon Carbon Co., Ltd.	400	12,736
Nissin Electric Co., Ltd.	4,600	44,685
Nitto Kogyo Corp.	1,400	25,032
Sanyo Denki Co., Ltd.	500	22,385
SEC Carbon Ltd.(a)	200	12,309
Sinfonia Technology Co., Ltd.	2,000	18,983
Tatsuta Electric Wire and Cable Co., Ltd.	4,400	23,328
Toyo Tanso Co., Ltd.	1,100	17,282

Total Electrical Equipment		557,120

Electronic Equipment, Instruments & Components - 5.4%
Ai Holdings Corp.(a)	2,300	33,130
Amano Corp.	3,700	76,720
Anritsu Corp.(a)	2,800	66,337
Canon Electronics, Inc.	3,100	46,233
Citizen Watch Co., Ltd.	21,300	69,101
CMK Corp.(a)	1,800	6,924
CONEXIO Corp.	2,400	31,611
Daiwabo Holdings Co., Ltd.	1,300	84,831
Dexerials Corp.	5,400	42,245
Elematec Corp.	2,358	19,146
Enplas Corp.	500	10,993
ESPEC Corp.	1,300	21,473
FTGroup Co., Ltd.(a)	1,300	15,593
Furuno Electric Co., Ltd.	1,300	11,725
Hakuto Co., Ltd.	2,200	20,045
Hioki EE Corp.(a)	400	10,671
Hochiki Corp.	1,200	13,615
Horiba Ltd.(a)	2,100	110,562
Ibiden Co., Ltd.	4,700	137,012
Innotech Corp.	1,500	13,042
Iriso Electronics Co., Ltd.(a)	500	16,314
Japan Aviation Electronics Industry Ltd.	3,800	50,967
Japan Cash Machine Co., Ltd.	1,300	7,085
Kaga Electronics Co., Ltd.	2,700	48,952
Kyosan Electric Manufacturing Co., Ltd.(a)	4,900	24,208
Macnica Fuji Electronics Holdings, Inc.	4,000	57,580
Marubun Corp.	3,300	17,833
Maruwa Co., Ltd.	200	15,090
Meiko Electronics Co., Ltd.	1,000	12,727
Nippon Electric Glass Co., Ltd.(a)	6,500	101,520
Nippon Signal Co., Ltd.	2,800	29,405
Nissha Co., Ltd.	2,700	25,302
Nohmi Bosai Ltd.	1,766	34,228
Ohara, Inc.	1,200	11,968
Oki Electric Industry Co., Ltd.(a)	5,700	54,842
Optex Group Co., Ltd.(a)	1,800	20,405
Osaki Electric Co., Ltd.	3,100	14,453
Restar Holdings Corp.(a)	1,800	34,704
Riken Keiki Co., Ltd.(a)	700	15,475
Ryoden Corp.	1,300	17,605
Ryosan Co., Ltd.	2,400	49,364
Sanshin Electronics Co., Ltd.	1,900	27,086
Satori Electric Co., Ltd.(a)	1,500	11,540
Siix Corp.(a)	2,000	18,334
Sumida Corp.	1,300	9,230
Sun-Wa Technos Corp.(a)	1,300	10,977
Tachibana Eletech Co., Ltd.	1,300	20,919
Taiyo Yuden Co., Ltd.	2,600	80,614
Tamura Corp.	2,500	10,520
Tokyo Electron Device Ltd.(a)	1,100	36,655
Topcon Corp.	3,200	25,687
V Technology Co., Ltd.(a)	600	20,327

Total Electronic Equipment, Instruments & Components		1,772,925

Energy Equipment & Services - 0.1%
Modec, Inc.	1,900	26,875
Toyo Kanetsu K.K.	800	15,654

Total Energy Equipment & Services		42,529

Entertainment - 1.7%
Amuse, Inc.(a)	700	14,313
Avex, Inc.	3,000	23,720
Capcom Co., Ltd.	3,800	138,073
Daiichikosho Co., Ltd.	2,200	65,764
GungHo Online Entertainment, Inc.	1,800	32,068
Koei Tecmo Holdings Co., Ltd.	6,320	204,740
Marvelous, Inc.	4,200	27,329
Toei Animation Co., Ltd.(a)	1,000	46,624
Toei Co., Ltd.	100	13,357

Total Entertainment		565,988

Food & Staples Retailing - 3.4%
Aeon Hokkaido Corp.	2,100	16,273
Ain Holdings, Inc.	500	32,720
Arcs Co., Ltd.	2,200	44,190
Axial Retailing, Inc.	800	31,923
Cawachi Ltd.	1,100	28,325
cocokara fine, Inc.	600	32,257
Cosmos Pharmaceutical Corp.	400	61,325
Create SD Holdings Co., Ltd.	1,600	49,682
Heiwado Co., Ltd.	1,900	33,180
Inageya Co., Ltd.	1,200	18,775
JM Holdings Co., Ltd.	900	25,110
Kato Sangyo Co., Ltd.	1,200	39,264
Kobe Bussan Co., Ltd.(a)	1,500	84,534
Life Corp.	1,300	41,572
Ministop Co., Ltd.	1,300	18,195
Mitsubishi Shokuhin Co., Ltd.	1,700	43,270
Nihon Chouzai Co., Ltd.	1,000	14,756
Okuwa Co., Ltd.	2,100	32,156
Qol Holdings Co., Ltd.	1,300	13,616
San-A Co., Ltd.	600	22,969
Shoei Foods Corp.	400	15,554
Sugi Holdings Co., Ltd.	1,500	101,497
Sundrug Co., Ltd.	4,900	162,145
United Super Markets Holdings, Inc.	4,000	42,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Valor Holdings Co., Ltd.	2,100	$40,916
Yamatane Corp.	1,100	12,154
Yaoko Co., Ltd.	800	57,098
Yokohama Reito Co., Ltd.	3,000	24,860

Total Food & Staples Retailing		1,140,398

Food Products - 2.8%
Ariake Japan Co., Ltd.(a)	600	38,040
DyDo Group Holdings, Inc.	400	18,075
Fuji Oil Holdings, Inc.	2,351	60,407
Fujicco Co., Ltd.	1,300	24,160
Hokuto Corp.	2,200	41,396
Itoham Yonekyu Holdings, Inc.	13,100	78,805
Kagome Co., Ltd.(a)	2,700	80,711
Kameda Seika Co., Ltd.	400	19,206
Kotobuki Spirits Co., Ltd.	400	16,369
Kyokuyo Co., Ltd.(a)	500	12,606
Marudai Food Co., Ltd.	900	15,850
Maruha Nichiro Corp.	1,300	26,594
Megmilk Snow Brand Co., Ltd.	2,200	51,184
Mitsui Sugar Co., Ltd.	2,400	44,091
Morinaga & Co., Ltd.	1,200	46,550
Morinaga Milk Industry Co., Ltd.	1,300	57,719
Nippon Flour Mills Co., Ltd.	2,600	38,993
Nippon Suisan Kaisha Ltd.	7,000	30,366
Nisshin Oillio Group Ltd. (The)	1,600	49,979
Prima Meat Packers Ltd.	2,700	72,177
S Foods, Inc.	800	19,517
Sakata Seed Corp.	800	25,509
Showa Sangyo Co., Ltd.	1,200	36,761
Warabeya Nichiyo Holdings Co., Ltd.(a)	1,000	15,730

Total Food Products		920,795

Gas Utilities - 0.5%
Nippon Gas Co., Ltd.	2,000	85,925
Saibu Gas Co., Ltd.(a)	1,600	39,894
Shizuoka Gas Co., Ltd.(a)	2,800	25,616

Total Gas Utilities		151,435

Health Care Equipment & Supplies - 1.2%
Eiken Chemical Co., Ltd.	1,300	20,774
Hogy Medical Co., Ltd.	1,100	33,851
Jeol Ltd.	800	22,150
Mani, Inc.(a)	1,400	36,919
Menicon Co., Ltd.	500	24,610
Nagaileben Co., Ltd.	1,600	39,093
Nakanishi, Inc.	2,500	32,581
Nihon Kohden Corp.	1,800	60,481
Nipro Corp.	6,723	74,156
Paramount Bed Holdings Co., Ltd.	1,203	48,952

Total Health Care Equipment & Supplies		393,567

Health Care Providers & Services - 1.4%
As One Corp.(a)	600	65,514
BML, Inc.	1,000	25,981
Japan Lifeline Co., Ltd.	2,600	34,294
Miraca Holdings, Inc.	4,800	113,054
NichiiGakkan Co., Ltd.	3,000	46,188
Ship Healthcare Holdings, Inc.	1,359	56,496
Solasto Corp.	3,100	30,746
Toho Holdings Co., Ltd.	1,700	31,625
Tokai Corp.	700	15,404
Tsukui Corp.	1,900	8,876
Vital KSK Holdings, Inc.	2,400	22,958
WIN-Partners Co., Ltd.	1,700	15,253

Total Health Care Providers & Services		466,389

Health Care Technology - 0.0%
EM Systems Co., Ltd.	1,800	16,334

Hotels, Restaurants & Leisure - 1.9%
Aeon Fantasy Co., Ltd.(a)	800	11,390
Arcland Service Holdings Co., Ltd.	600	10,628
Doutor Nichires Holdings Co., Ltd.	1,300	20,991
Fuji Kyuko Co., Ltd.	400	12,458
Hiday Hidaka Corp.	1,222	19,029
HIS Co., Ltd.(a)	1,300	19,232
Ichibanya Co., Ltd.(a)	1,000	43,982
Kisoji Co., Ltd.	400	9,054
KOMEDA Holdings Co., Ltd.	1,900	32,211
Koshidaka Holdings Co., Ltd.(a)	1,100	4,242
Kura Sushi, Inc.(a)	300	14,571
Kyoritsu Maintenance Co., Ltd.	600	20,383
MOS Food Services, Inc.	600	16,540
Ohsho Food Service Corp.	700	38,930
Plenus Co., Ltd.(a)	2,700	44,873
Renaissance, Inc.	800	7,423
Resorttrust, Inc.	5,500	71,117
Round One Corp.(a)	2,200	15,886
Royal Holdings Co., Ltd.(a)	800	13,896
Saizeriya Co., Ltd.(a)	600	11,585
SFP Holdings Co., Ltd.	500	7,225
St. Marc Holdings Co., Ltd.	900	13,856
Sushiro Global Holdings Ltd.	2,200	48,390
Tokyo Dome Corp.	2,600	18,629
Tokyotokeiba Co., Ltd.	800	26,658
Yoshinoya Holdings Co., Ltd.	1,300	26,811
Zensho Holdings Co., Ltd.(a)	2,200	44,373

Total Hotels, Restaurants & Leisure		624,363

Household Durables - 4.4%
Casio Computer Co., Ltd.	15,700	272,132
Cleanup Corp.	3,100	16,407
ES-Con Japan Ltd.	6,200	46,894
First Juken Co., Ltd.	1,300	11,243
FJ Next Co., Ltd.(a)	2,200	17,496
Fujitsu General Ltd.(a)	3,100	63,417
Haseko Corp.	38,200	480,842
Hinokiya Group Co., Ltd.(a)	1,000	15,220
Hoosiers Holdings(a)	5,200	25,546
JVCKenwood Corp.	8,300	12,540
Ki-Star Real Estate Co., Ltd.(a)	1,500	23,720
LEC, Inc.(a)	1,000	14,951
Meiwa Estate Co., Ltd.	2,800	10,719
Nihon House Holdings Co., Ltd.(a)	5,800	14,730
Pressance Corp.	2,700	29,657
Sanei Architecture Planning Co., Ltd.(a)	1,300	15,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Sangetsu Corp.	3,100	$43,762
Space Value Holdings Co., Ltd.	4,500	14,599
Starts Corp., Inc.	2,400	49,119
Sumitomo Forestry Co., Ltd.	10,400	130,428
Tama Home Co., Ltd.(a)	1,600	18,197
Tamron Co., Ltd.	1,300	22,401
Toa Corp.	1,100	7,412
Token Corp.	800	52,130
Zojirushi Corp.(a)	3,100	39,136

Total Household Durables		1,448,363

Household Products - 0.2%
Earth Corp.(a)	800	60,880
ST Corp.	800	12,747

Total Household Products		73,627

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.(a)	1,800	36,439

Industrial Conglomerates - 0.4%
Mie Kotsu Group Holdings, Inc.	3,100	13,534
Nisshinbo Holdings, Inc.(a)	9,400	67,961
TOKAI Holdings Corp.	6,700	61,731

Total Industrial Conglomerates		143,226

Interactive Media & Services - 0.7%
Dip Corp.	3,100	62,669
LIFULL Co., Ltd.	2,500	9,802
Mixi, Inc.	7,300	128,766
MTI Ltd.	2,600	15,352

Total Interactive Media & Services		216,589

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	1,300	41,572
Belluna Co., Ltd.	3,700	20,783

Total Internet & Direct Marketing Retail		62,355

IT Services - 2.4%
Comture Corp.(a)	800	20,681
Digital Garage, Inc.	800	25,434
DTS Corp.	2,100	43,291
Future Corp.(a)	1,300	20,726
GMO Internet, Inc.(a)	3,300	91,061
Ines Corp.	1,300	16,448
Infocom Corp.	900	24,610
Infomart Corp.	2,200	15,172
Information Services International-Dentsu Ltd.	1,100	51,082
JBCC Holdings, Inc.(a)	1,300	17,966
Kanematsu Electronics Ltd.	2,000	71,002
Mitsubishi Research Institute, Inc.	900	35,913
NEC Networks & System Integration Corp.	7,200	146,289
NET One Systems Co., Ltd.	1,800	59,981
NS Solutions Corp.	2,700	73,703
NSD Co., Ltd.	3,100	52,842
Transcosmos, Inc.	1,300	30,028
Wellnet Corp.(a)	2,200	14,234

Total IT Services		810,463

Leisure Products - 0.5%
Daikoku Denki Co., Ltd.(a)	1,300	15,448
Furyu Corp.	1,500	14,390
GLOBERIDE, Inc.	300	5,623
Heiwa Corp.	6,100	101,888
Mizuno Corp.	900	17,285
Tomy Co., Ltd.	3,100	24,424

Total Leisure Products		179,058

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	1,300	12,423

Machinery - 7.0%
Aichi Corp.	4,100	28,237
Aida Engineering Ltd.	4,700	31,759
Alinco, Inc.	1,300	11,231
Anest Iwata Corp.	1,600	12,458
Bando Chemical Industries Ltd.	3,100	18,792
CKD Corp.	2,900	51,234
DMG Mori Co., Ltd.(a)	6,500	78,746
Ebara Corp.(a)	3,100	72,554
Fujitec Co., Ltd.	4,000	73,374
Furukawa Co., Ltd.	2,200	22,329
Giken Ltd.	800	37,670
Glory Ltd.	2,500	56,773
Harmonic Drive Systems, Inc.(a)	1,400	76,693
Hirata Corp.	400	20,874
Hitachi Zosen Corp.	8,535	31,091
Hokuetsu Industries Co., Ltd.	1,500	14,293
Iwaki Co., Ltd.(a)	1,100	10,889
Japan Steel Works Ltd. (The)	3,303	46,873
Juki Corp.	1,500	7,675
Kato Works Co., Ltd.	900	10,169
Kito Corp.	1,300	16,279
Kitz Corp.	4,500	28,656
Kurita Water Industries Ltd.	3,800	105,351
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,100	25,519
Makino Milling Machine Co., Ltd.	1,100	33,647
Max Co., Ltd.	2,200	31,016
Meidensha Corp.	2,000	32,349
METAWATER Co., Ltd.	800	36,706
Mitsubishi Logisnext Co., Ltd.	1,300	11,447
Mitsuboshi Belting Ltd.	1,700	26,630
Morita Holdings Corp.	1,300	22,678
Nabtesco Corp.(a)	4,800	147,713
Nachi-Fujikoshi Corp.	300	9,427
Nikkiso Co., Ltd.(a)	1,400	13,314
Nippon Thompson Co., Ltd.	4,000	12,532
Nissei ASB Machine Co., Ltd.	500	14,877
Nissei Plastic Industrial Co., Ltd.(a)	1,300	9,881
Nitta Corp.	1,200	26,050
Nitto Kohki Co., Ltd.	1,100	18,159
Noritake Co., Ltd.	400	13,051
NS Tool Co., Ltd.	400	10,077
NTN Corp.	40,300	80,312
Obara Group, Inc.(a)	900	27,279
Oiles Corp.	1,700	22,013
OKUMA Corp.	1,300	55,550
Organo Corp.	400	21,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
OSG Corp.	3,400	$52,000
Pegasus Sewing Machine Manufacturing Co., Ltd.	2,200	6,546
Rheon Automatic Machinery Co., Ltd.	1,100	12,592
Ryobi Ltd.	1,800	20,088
Shibaura Machine Co., Ltd.	1,600	31,990
Shibuya Corp.	900	23,383
Shima Seiki Manufacturing Ltd.	1,000	14,237
Shinmaywa Industries Ltd.	4,900	45,873
Shinwa Co., Ltd.	1,500	10,289
Sodick Co., Ltd.(a)	2,200	16,232
Star Micronics Co., Ltd.	3,000	33,341
Tadano Ltd.(a)	4,400	36,665
Takeuchi Manufacturing Co., Ltd.(a)	1,800	29,865
Takuma Co., Ltd.	2,100	28,906
THK Co., Ltd.(a)	7,100	175,320
Tocalo Co., Ltd.	4,000	42,935
Torishima Pump Manufacturing Co., Ltd.	1,400	10,381
Tsubaki Nakashima Co., Ltd.(a)	3,200	24,945
Tsubakimoto Chain Co.	2,100	50,882
Tsugami Corp.(a)	2,200	18,333
Union Tool Co.(a)	700	17,064
YAMABIKO Corp.	3,100	25,832
Yushin Precision Equipment Co., Ltd.(a)	1,300	8,592

Total Machinery		2,302,097

Marine - 0.5%
Iino Kaiun Kaisha Ltd.(a)	7,100	22,376
Japan Transcity Corp.(a)	1,700	7,957
Mitsui OSK Lines Ltd.	3,400	60,131
Nippon Yusen K.K.	3,100	43,561
NS United Kaiun Kaisha Ltd.	2,000	27,566

Total Marine		161,591

Media - 0.7%
AOI TYO Holdings, Inc.(a)	1,600	6,525
FAN Communications, Inc.	4,700	19,517
Gakken Holdings Co., Ltd.(a)	1,200	16,106
Intage Holdings, Inc.	1,800	14,682
SKY Perfect JSAT Holdings, Inc.	25,600	94,916
Tow Co., Ltd.(a)	2,800	9,785
Tv Tokyo Holdings Corp.(a)	1,000	22,005
ValueCommerce Co., Ltd.(a)	700	18,751
Wowow, Inc.	1,300	29,185
Zenrin Co., Ltd.	1,100	12,368

Total Media		243,840

Metals & Mining - 1.8%
Asahi Holdings, Inc.	3,900	103,171
Daido Steel Co., Ltd.(a)	2,400	73,523
Daiki Aluminium Industry Co., Ltd.	3,100	16,292
Dowa Holdings Co., Ltd.	2,800	84,868
Godo Steel Ltd.	1,300	22,039
Kyoei Steel Ltd.	1,800	21,540
Mitsui Mining & Smelting Co., Ltd.	2,900	58,814
Nippon Light Metal Holdings Co., Ltd.	40,800	71,098
Nippon Yakin Kogyo Co., Ltd.	970	14,377
Pacific Metals Co., Ltd.	1,200	17,052
Toho Titanium Co., Ltd.(a)	1,200	7,185
Tokyo Steel Manufacturing Co., Ltd.	4,000	22,987
Topy Industries Ltd.(a)	2,000	22,635
UACJ Corp.	2,953	52,773

Total Metals & Mining		588,354

Multiline Retail - 1.1%
H2O Retailing Corp.	7,200	48,051
Izumi Co., Ltd.	2,200	69,537
J. Front Retailing Co., Ltd.	14,200	94,504
Seria Co., Ltd.	2,500	88,868
Takashimaya Co., Ltd.(a)	7,000	58,396

Total Multiline Retail		359,356

Oil, Gas & Consumable Fuels - 0.8%
Cosmo Energy Holdings Co., Ltd.	5,500	80,039
Itochu Enex Co., Ltd.	9,100	73,552
Iwatani Corp.	1,700	59,406
Sala Corp.	4,200	22,073
San-Ai Oil Co., Ltd.	3,300	29,732

Total Oil, Gas & Consumable Fuels		264,802

Paper & Forest Products - 0.4%
Daiken Corp.	1,300	21,786
Daio Paper Corp.(a)	2,200	29,365
Hokuetsu Corp.	8,000	28,327
Nippon Paper Industries Co., Ltd.	3,100	43,331

Total Paper & Forest Products		122,809

Personal Products - 0.5%
Artnature, Inc.	2,900	16,531
Mandom Corp.	1,800	33,119
Milbon Co., Ltd.	600	28,586
Noevir Holdings Co., Ltd.	1,800	76,832

Total Personal Products		155,068

Pharmaceuticals - 1.8%
JCR Pharmaceuticals Co., Ltd.	300	31,394
Kaken Pharmaceutical Co., Ltd.	2,400	122,575
KYORIN Holdings, Inc.	4,900	100,239
Mochida Pharmaceutical Co., Ltd.	1,300	48,320
Nichi-iko Pharmaceutical Co., Ltd.	3,000	36,233
Sawai Pharmaceutical Co., Ltd.	1,800	92,432
Seikagaku Corp.	2,200	23,084
Torii Pharmaceutical Co., Ltd.	1,000	28,734
Towa Pharmaceutical Co., Ltd.	1,300	24,015
Tsumura & Co.	2,900	75,803
ZERIA Pharmaceutical Co., Ltd.(a)	1,400	25,967

Total Pharmaceuticals		608,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Professional Services - 1.7%
Altech Corp.	1,550	$27,369
BayCurrent Consulting, Inc.	300	24,915
Benefit One, Inc.	3,100	62,210
BeNEXT Group, Inc.(a)	1,300	11,327
en-japan, Inc.	1,200	29,543
FULLCAST Holdings Co., Ltd.	900	11,913
Funai Soken Holdings, Inc.(a)	1,240	27,872
IR Japan Holdings Ltd.	400	41,785
JAC Recruitment Co., Ltd.	1,600	16,937
Link And Motivation, Inc.(a)	1,500	5,381
Meitec Corp.	1,600	76,971
Nomura Co., Ltd.	3,500	29,101
Outsourcing, Inc.(a)	3,600	22,691
Quick Co., Ltd.	1,100	11,746
Space Co., Ltd.(a)	2,200	19,780
Tanseisha Co., Ltd.	2,200	15,294
TechnoPro Holdings, Inc.	1,200	68,406
Weathernews, Inc.	500	16,314
World Holdings Co., Ltd.(a)	1,300	20,569
YAMADA Consulting Group Co., Ltd.	700	8,707
Yumeshin Holdings Co., Ltd.(a)	5,500	30,027

Total Professional Services		578,858

Real Estate Management & Development - 2.5%
Daibiru Corp.	4,000	36,520
Dear Life Co., Ltd.	4,500	20,981
Goldcrest Co., Ltd.	2,100	28,711
Grandy House Corp.	3,000	10,400
Heiwa Real Estate Co., Ltd.	1,500	42,823
Ichigo, Inc.(a)	19,000	47,551
Japan Property Management Center Co., Ltd.	1,300	14,267
Katitas Co., Ltd.	1,900	43,940
Keihanshin Building Co., Ltd.	2,200	28,284
Kenedix, Inc.	5,600	27,563
Mugen Estate Co., Ltd.(a)	2,700	13,014
Nippon Commercial Development Co., Ltd.	1,300	18,376
Open House Co., Ltd.	4,800	164,175
Raysum Co., Ltd.(a)	4,000	35,149
SAMTY Co., Ltd.	3,100	39,222
Shinoken Group Co., Ltd.(a)	2,600	20,846
Star Mica Holdings Co., Ltd.	600	7,502
Sun Frontier Fudousan Co., Ltd.	3,200	25,331
Takara Leben Co., Ltd.	9,400	31,367
TOC Co., Ltd.	3,400	21,462
Tokyo Tatemono Co., Ltd.(a)	11,200	128,314
Tosei Corp.(a)	3,000	31,617

Total Real Estate Management & Development		837,415

Road & Rail - 1.4%
Fukuyama Transporting Co., Ltd.	1,200	41,989
Hamakyorex Co., Ltd.	400	11,512
Ichinen Holdings Co., Ltd.	1,600	17,797
Maruzen Showa Unyu Co., Ltd.	700	21,671
Nankai Electric Railway Co., Ltd.	1,800	41,144
Nikkon Holdings Co., Ltd.	2,500	49,683
Nishi-Nippon Railroad Co., Ltd.	1,900	51,566
Sakai Moving Service Co., Ltd.	300	15,266
Seino Holdings Co., Ltd.	6,700	87,566
Senko Group Holdings Co., Ltd.	7,000	51,972
Sotetsu Holdings, Inc.	2,500	66,691

Total Road & Rail		456,857

Semiconductors & Semiconductor Equipment - 2.2%
Ferrotec Holdings Corp.	2,100	12,633
Japan Material Co., Ltd.	1,800	28,197
Lasertec Corp.	1,700	160,096
Micronics Japan Co., Ltd.	1,300	13,713
Mimasu Semiconductor Industry Co., Ltd.	1,300	27,895
Optorun Co., Ltd.	1,900	44,169
SCREEN Holdings Co., Ltd.(a)	2,200	102,572
Shibaura Mechatronics Corp.	400	10,530
Shindengen Electric Manufacturing Co., Ltd.	900	17,911
Shinko Electric Industries Co., Ltd.	6,400	86,670
Tokyo Seimitsu Co., Ltd.	3,700	117,977
Ulvac, Inc.(a)	2,700	77,833
Yamaichi Electronics Co., Ltd.	1,500	19,521

Total Semiconductors & Semiconductor Equipment		719,717

Software - 0.5%
Broadleaf Co., Ltd.(a)	4,000	19,539
Computer Engineering & Consulting Ltd.	800	12,606
Fuji Soft, Inc.	400	15,813
Fukui Computer Holdings, Inc.	700	17,772
Miroku Jyoho Service Co., Ltd.	500	10,474
SRA Holdings	1,300	28,787
Systena Corp.	2,200	28,977
UNITED, Inc.	2,200	23,431

Total Software		157,399

Specialty Retail - 4.5%
Adastria Co., Ltd.	1,722	27,406
Alpen Co., Ltd.(a)	1,900	29,429
AOKI Holdings, Inc.	8,600	49,742
Aoyama Trading Co., Ltd.	3,900	26,461
Arcland Sakamoto Co., Ltd.	1,800	31,400
Autobacs Seven Co., Ltd.	4,700	59,161
Bic Camera, Inc.(a)	7,500	79,390
Chiyoda Co., Ltd.	2,900	31,800
DCM Holdings Co., Ltd.(a)	6,300	72,177
EDION Corp.	6,600	66,866
Geo Holdings Corp.	2,200	27,590
Honeys Holdings Co., Ltd.	1,300	13,809
IDOM, Inc.	7,600	35,011
JINS Holdings, Inc.	400	24,285
Joshin Denki Co., Ltd.(a)	1,200	24,048
Joyful Honda Co., Ltd.(a)	3,800	50,016
K’s Holdings Corp.	11,668	158,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

Investments	Shares	Value
Keiyo Co., Ltd.	3,100	$21,235
Kohnan Shoji Co., Ltd.	1,400	43,991
Komeri Co., Ltd.	1,700	43,428
Konaka Co., Ltd.	5,000	14,692
Nishimatsuya Chain Co., Ltd.	2,900	29,837
Nojima Corp.	1,800	45,398
PAL GROUP Holdings Co., Ltd.	2,200	26,510
Sac’s Bar Holdings, Inc.	1,900	10,602
Sanrio Co., Ltd.(a)	1,857	28,711
Shimachu Co., Ltd.	2,800	77,653
Shimamura Co., Ltd.	1,600	108,263
T-Gaia Corp.	5,200	97,941
United Arrows Ltd.	1,200	20,266
VT Holdings Co., Ltd.	9,154	29,867
World Co., Ltd.	1,300	19,750
Xebio Holdings Co., Ltd.	2,300	17,887
Yellow Hat Ltd.	2,200	30,262

Total Specialty Retail		1,473,651

Technology Hardware, Storage & Peripherals - 0.8%
Elecom Co., Ltd.	1,200	58,507
Maxell Holdings Ltd.	1,800	16,751
MCJ Co., Ltd.	5,200	41,259
Riso Kagaku Corp.(a)	2,200	30,384
Roland DG Corp.	1,100	12,562
Toshiba TEC Corp.	1,800	68,740
Wacom Co., Ltd.	5,200	26,461

Total Technology Hardware, Storage & Peripherals		254,664

Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.(a)	6,700	76,139
Baroque Japan Ltd.(a)	3,100	19,195
Fujibo Holdings, Inc.	1,000	30,171
Goldwin, Inc.	500	32,627
Gunze Ltd.	700	25,954
Japan Wool Textile Co., Ltd. (The)(a)	4,700	46,527
Kurabo Industries Ltd.	1,300	27,245
Morito Co., Ltd.	1,100	6,760
Onward Holdings Co., Ltd.	11,639	34,307
Seiko Holdings Corp.(a)	2,500	39,579
Seiren Co., Ltd.	2,700	34,061
Wacoal Holdings Corp.	3,100	57,267
Yondoshi Holdings, Inc.	1,400	23,021

Total Textiles, Apparel & Luxury Goods		452,853

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	1,800	25,460

Trading Companies & Distributors - 2.2%
Advan Co., Ltd.(a)	2,200	27,325
Alconix Corp.(a)	1,300	14,014
Gecoss Corp.	2,200	18,883
Hanwa Co., Ltd.	3,400	62,116
Inaba Denki Sangyo Co., Ltd.	2,700	60,114
Inabata & Co., Ltd.	3,600	43,413
Kanaden Corp.	1,600	19,132
Kanamoto Co., Ltd.	1,300	28,378
Kanematsu Corp.	6,300	75,213
Kokusai Pulp & Paper Co., Ltd.(a)	5,200	13,544
Mitsui Matsushima Holdings Co., Ltd.	1,100	8,606
Nagase & Co., Ltd.	4,900	60,997
Nichiden Corp.	1,300	28,450
Nippon Steel Trading Corp.	2,496	78,546
Nishio Rent All Co., Ltd.	1,000	20,605
Onoken Co., Ltd.	2,100	23,864
Sanyo Trading Co., Ltd.	1,500	13,973
Trusco Nakayama Corp.	1,500	38,819
Wakita & Co., Ltd.	2,500	21,481
Yamazen Corp.	5,100	42,924
Yuasa Trading Co., Ltd.	1,600	42,994

Total Trading Companies & Distributors		743,391

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	1,300	55,309
Kamigumi Co., Ltd.	3,600	70,542
Mitsubishi Logistics Corp.	2,000	51,518
Nissin Corp.	1,100	15,467

Total Transportation Infrastructure		192,836

TOTAL COMMON STOCKS (Cost: $38,797,270)		32,918,333

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.7%

United States - 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $2,540,909)	2,540,909	2,540,909

TOTAL INVESTMENTS IN SECURITIES - 107.1% (Cost: $41,338,179)		35,459,242
Other Assets less Liabilities - (7.1)%		(2,342,171)

NET ASSETS - 100.0%		$33,117,071

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,094,604 and the total market value of the collateral held by the Fund was $5,374,400. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,833,491.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	7/3/2020	768,285,632	JPY	7,121,550	USD	$—		$(137)
Bank of America N.A.	7/3/2020	7,249,697	USD	780,451,631	JPY	15,515		—
Bank of America N.A.	7/3/2020	7,249,697	USD	780,596,625	JPY	14,171		—
Bank of America N.A.	8/5/2020	6,920,577	USD	746,317,099	JPY	—		(21)
Citibank N.A.	7/2/2020	7,415	USD	800,000	JPY	0	^	—
Citibank N.A.	7/3/2020	768,275,662	JPY	7,121,550	USD	—		(230)
Citibank N.A.	7/3/2020	7,249,697	USD	780,371,884	JPY	16,254		—
Citibank N.A.	8/5/2020	6,920,577	USD	746,328,172	JPY	—		(123)
Credit Suisse International	7/3/2020	585,374,928	JPY	5,425,946	USD	26		—
Credit Suisse International	8/5/2020	5,272,821	USD	568,651,071	JPY	—		(280)
Goldman Sachs	7/3/2020	768,286,344	JPY	7,121,550	USD	—		(131)
Goldman Sachs	7/3/2020	7,249,697	USD	780,690,146	JPY	13,304		—
Goldman Sachs	8/5/2020	6,920,577	USD	746,317,791	JPY	—		(27)
UBS AG	7/3/2020	64,818,040	JPY	610,221	USD	—		(9,408)
UBS AG	7/3/2020	768,292,754	JPY	7,121,550	USD	—		(71)
UBS AG	7/3/2020	5,523,579	USD	594,635,373	JPY	11,770		—
UBS AG	8/5/2020	6,920,577	USD	746,318,483	JPY	—		(33)

						$71,040		$(10,461)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$32,918,333	$—	$—	$32,918,333
Investment of Cash Collateral for Securities Loaned	—	2,540,909	—	2,540,909

Total Investments in Securities	$32,918,333	$2,540,909	$—	$35,459,242

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	71,040	—	71,040
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(10,461)	—	(10,461)

Total - Net	$32,918,333	$2,601,488	$—	$35,519,821

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	17,900	$309,104
Konoike Transport Co., Ltd.	15,300	164,934
Maruwa Unyu Kikan Co., Ltd.(a)	5,400	151,411
SBS Holdings, Inc.	8,700	178,863

Total Air Freight & Logistics		804,312

Auto Components - 5.5%
Aisan Industry Co., Ltd.	36,800	180,444
Daido Metal Co., Ltd.	26,700	135,127
Daikyonishikawa Corp.(a)	34,700	154,708
Eagle Industry Co., Ltd.	32,100	214,228
Exedy Corp.	25,025	371,368
FCC Co., Ltd.	14,400	246,396
Futaba Industrial Co., Ltd.	18,200	75,745
G-Tekt Corp.	15,100	145,842
H-One Co., Ltd.	11,800	60,485
Ichikoh Industries Ltd.	13,100	59,499
Kasai Kogyo Co., Ltd.(a)	25,000	105,205
Musashi Seimitsu Industry Co., Ltd.	24,000	213,561
NHK Spring Co., Ltd.	89,100	576,464
Nifco, Inc.	29,372	625,909
Nihon Tokushu Toryo Co., Ltd.	8,800	80,589
Nippon Piston Ring Co., Ltd.(a)	6,600	73,962
NOK Corp.	71,400	882,200
Pacific Industrial Co., Ltd.	18,000	157,835
Piolax, Inc.	10,900	162,462
Press Kogyo Co., Ltd.	43,900	118,819
Sanoh Industrial Co., Ltd.(a)	26,100	163,057
Shoei Co., Ltd.(a)	7,300	182,018
Sumitomo Riko Co., Ltd.	25,100	145,177
Sumitomo Rubber Industries Ltd.(a)	148,900	1,465,744
T. RAD Co., Ltd.	6,700	82,659
Tachi-S Co., Ltd.	10,900	87,495
Taiho Kogyo Co., Ltd.	21,700	106,001
Tokai Rika Co., Ltd.	43,458	627,993
Topre Corp.	22,300	248,249
Toyo Tire Corp.(a)	45,600	609,071
Toyoda Gosei Co., Ltd.	46,300	962,178
Toyota Boshoku Corp.	92,500	1,240,650
TPR Co., Ltd.	13,400	166,436
TS Tech Co., Ltd.	25,000	685,220
Unipres Corp.	18,203	158,434
Yokohama Rubber Co., Ltd. (The)(a)	63,000	884,108
Yorozu Corp.(a)	12,100	118,886

Total Auto Components		12,574,224

Automobiles - 0.1%
Nissan Shatai Co., Ltd.(a)	25,000	214,349

Banks - 7.7%
77 Bank Ltd. (The)	25,100	372,946
Aomori Bank Ltd. (The)	7,362	152,720
Aozora Bank Ltd.(a)	83,700	1,455,450
Awa Bank Ltd. (The)	10,875	243,840
Bank of Kyoto Ltd. (The)(a)	12,200	431,978
Bank of Nagoya Ltd. (The)	7,169	153,766
Bank of Okinawa Ltd. (The)	7,180	206,312
Bank of the Ryukyus Ltd.	18,208	161,346
Chugoku Bank Ltd. (The)(a)	48,200	445,878
Daishi Hokuetsu Financial Group, Inc.	16,055	324,419
Ehime Bank Ltd. (The)	11,399	123,093
FIDEA Holdings Co., Ltd.	192,000	179,747
Fukui Bank Ltd. (The)(a)	6,448	100,051
Gunma Bank Ltd. (The)	175,100	555,074
Hachijuni Bank Ltd. (The)	189,200	717,271
Hiroshima Bank Ltd. (The)	141,400	665,813
Hokkoku Bank Ltd. (The)	9,062	239,979
Hokuhoku Financial Group, Inc.(a)	60,600	500,483
Hyakugo Bank Ltd. (The)	91,700	279,643
Hyakujushi Bank Ltd. (The)	17,500	315,011
Iyo Bank Ltd. (The)(a)	109,400	667,240
Jimoto Holdings, Inc.	125,000	110,071
Juroku Bank Ltd. (The)	12,400	225,277
Kansai Mirai Financial Group, Inc.(a)	74,800	280,106
Keiyo Bank Ltd. (The)	64,142	307,972
Kiyo Bank Ltd. (The)	18,090	274,490
Kyushu Financial Group, Inc.(a)	152,300	642,318
Mebuki Financial Group, Inc.	566,400	1,312,509
Michinoku Bank Ltd. (The)	10,900	113,764
Musashino Bank Ltd. (The)	14,200	202,697
Nanto Bank Ltd. (The)	12,400	240,449
Nishi-Nippon Financial Holdings, Inc.	76,600	516,181
North Pacific Bank Ltd.	181,215	349,379
Ogaki Kyoritsu Bank Ltd. (The)	16,542	348,059
San ju San Financial Group, Inc.	12,000	147,157
San-In Godo Bank Ltd. (The)	67,800	339,990
Senshu Ikeda Holdings, Inc.	245,140	363,557
Seven Bank Ltd.	554,100	1,515,127
Shiga Bank Ltd. (The)	12,584	278,776
Shikoku Bank Ltd. (The)	20,300	147,708
Tochigi Bank Ltd. (The)	60,543	91,472
Toho Bank Ltd. (The)	119,800	247,628
Tokyo Kiraboshi Financial Group, Inc.	15,700	160,369
TOMONY Holdings, Inc.	41,777	133,597
Towa Bank Ltd. (The)	32,200	208,329
Yamagata Bank Ltd. (The)	10,500	129,151
Yamaguchi Financial Group, Inc.	94,200	578,027
Yamanashi Chuo Bank Ltd. (The)	9,600	75,636

Total Banks		17,631,856

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	17,998	337,155
Takara Holdings, Inc.	39,211	350,367

Total Beverages		687,522

Biotechnology - 0.1%
Takara Bio, Inc.(a)	5,500	155,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Building Products - 1.9%
Aica Kogyo Co., Ltd.	18,015	$590,286
Bunka Shutter Co., Ltd.	20,100	139,173
Central Glass Co., Ltd.	13,886	235,670
Eidai Co., Ltd.	33,000	96,047
Maeda Kosen Co., Ltd.	3,800	86,789
Nichias Corp.	25,013	520,037
Nichiha Corp.	9,000	191,788
Nihon Flush Co., Ltd.	6,400	79,433
Nitto Boseki Co., Ltd.	7,499	373,264
Noritz Corp.(a)	16,200	197,010
Okabe Co., Ltd.(a)	18,000	135,644
Sanwa Holdings Corp.	67,466	601,588
Shin Nippon Air Technologies Co., Ltd.(a)	10,500	230,954
Sinko Industries Ltd.	10,900	147,105
Takara Standard Co., Ltd.	17,931	253,628
Takasago Thermal Engineering Co., Ltd.	25,072	367,650

Total Building Products		4,246,066

Capital Markets - 1.8%
GCA Corp.(a)	27,300	156,130
GMO Financial Holdings, Inc.(a)	67,800	399,064
Ichiyoshi Securities Co., Ltd.	31,088	130,824
IwaiCosmo Holdings, Inc.(a)	25,000	254,901
Kyokuto Securities Co., Ltd.	16,300	77,205
Marusan Securities Co., Ltd.(a)	32,200	122,371
Matsui Securities Co., Ltd.(a)	260,400	2,003,355
Monex Group, Inc.(a)	53,094	107,286
Morningstar Japan K.K.(a)	26,444	97,310
Okasan Securities Group, Inc.	102,700	309,380
Sparx Group Co., Ltd.(a)	117,100	234,450
Tokai Tokyo Financial Holdings, Inc.	149,000	328,702

Total Capital Markets		4,220,978

Chemicals - 9.6%
Achilles Corp.(a)	3,700	66,568
ADEKA Corp.	36,725	485,763
Air Water, Inc.	53,700	757,081
Arakawa Chemical Industries Ltd.	2,300	26,393
Asahi Yukizai Corp.	10,900	144,276
C.I. Takiron Corp.	41,500	269,653
Chugoku Marine Paints Ltd.	32,100	238,031
Daicel Corp.(a)	138,100	1,066,296
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,342	180,472
Denka Co., Ltd.	40,100	980,152
DIC Corp.(a)	51,100	1,279,335
DKS Co., Ltd.(a)	2,900	139,241
Fujimi, Inc.	13,500	414,817
Fujimori Kogyo Co., Ltd.	3,400	118,339
Fuso Chemical Co., Ltd.	10,900	397,062
Harima Chemicals Group, Inc.(a)	10,900	99,417
JCU Corp.	9,600	298,985
JSP Corp.	10,823	146,266
Kaneka Corp.	21,300	552,811
KH Neochem Co., Ltd.(a)	9,700	182,968
Koatsu Gas Kogyo Co., Ltd.	12,000	82,087
Konishi Co., Ltd.	10,800	150,861
Kumiai Chemical Industry Co., Ltd.(a)	28,024	260,018
Kureha Corp.	5,364	234,179
Lintec Corp.	33,665	798,212
Mitsubishi Gas Chemical Co., Inc.	141,100	2,131,835
Moriroku Holdings Co., Ltd.	10,900	171,555
Nihon Nohyaku Co., Ltd.(a)	46,400	201,281
Nihon Parkerizing Co., Ltd.	32,100	321,640
Nippon Chemical Industrial Co., Ltd.	3,800	81,012
Nippon Kayaku Co., Ltd.	52,100	543,287
Nippon Pillar Packing Co., Ltd.(a)	12,300	157,904
Nippon Shokubai Co., Ltd.	11,300	590,740
Nippon Soda Co., Ltd.	9,818	256,996
NOF Corp.	19,800	684,562
Okamoto Industries, Inc.	5,687	208,746
Osaka Organic Chemical Industry Ltd.(a)	8,900	211,105
Osaka Soda Co., Ltd.	10,800	237,953
Riken Technos Corp.	29,600	116,606
Sakai Chemical Industry Co., Ltd.(a)	3,700	69,586
Sakata INX Corp.(a)	25,000	237,753
Sanyo Chemical Industries Ltd.	5,835	250,415
Sekisui Kasei Co., Ltd.	25,100	134,475
Shikoku Chemicals Corp.	17,900	179,855
Stella Chemifa Corp.	3,800	84,992
Sumitomo Bakelite Co., Ltd.	10,718	299,530
Sumitomo Seika Chemicals Co., Ltd.	3,300	107,211
T Hasegawa Co., Ltd.	10,900	243,491
Taiyo Holdings Co., Ltd.	11,591	533,969
Takasago International Corp.	3,800	75,658
Tayca Corp.(a)	3,800	48,643
Toagosei Co., Ltd.(a)	39,200	382,971
Tokai Carbon Co., Ltd.(a)	58,700	550,083
Tokuyama Corp.	17,800	417,756
Tokyo Ohka Kogyo Co., Ltd.(a)	16,100	804,366
Toyo Ink SC Holdings Co., Ltd.	26,002	491,190
Toyobo Co., Ltd.	32,553	452,607
Ube Industries Ltd.	47,793	820,435
Valqua Ltd.	10,937	196,569
Zeon Corp.	47,000	431,728

Total Chemicals		22,097,788

Commercial Services & Supplies - 1.4%
Aeon Delight Co., Ltd.	10,900	302,292
Bell System24 Holdings, Inc.	18,600	240,161
Central Security Patrols Co., Ltd.	2,200	86,972
Daiseki Co., Ltd.	7,507	199,704
Itoki Corp.(a)	15,700	49,479
Kokuyo Co., Ltd.(a)	31,003	374,157
Mitsubishi Pencil Co., Ltd.(a)	10,800	135,244
NAC Co., Ltd.(a)	11,100	91,570
Nichiban Co., Ltd.(a)	3,800	51,425
Nippon Kanzai Co., Ltd.	13,200	241,402
Nippon Parking Development Co., Ltd.	124,200	160,020
Okamura Corp.	30,476	211,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Pilot Corp.(a)	3,900	$118,390
Prestige International, Inc.	10,800	81,086
Relia, Inc.	20,800	193,376
Sato Holdings Corp.	10,738	232,109
Toppan Forms Co., Ltd.	33,200	328,046
Uchida Yoko Co., Ltd.	2,800	162,988

Total Commercial Services & Supplies		3,259,721

Construction & Engineering - 5.3%
Asanuma Corp.	3,600	137,980
Daiho Corp.	4,400	98,657
Hazama Ando Corp.	82,000	473,523
Kandenko Co., Ltd.	58,238	495,011
Kumagai Gumi Co., Ltd.	15,500	370,672
Kyowa Exeo Corp.	31,866	760,578
Kyudenko Corp.	23,190	683,545
Maeda Corp.	44,687	340,066
Maeda Road Construction Co., Ltd.	31,994	602,603
Meisei Industrial Co., Ltd.	32,100	237,436
Mirait Holdings Corp.(a)	25,100	374,109
Nippo Corp.	25,058	632,228
Nippon Densetsu Kogyo Co., Ltd.(a)	10,900	240,763
Nippon Koei Co., Ltd.	3,700	103,230
Nishimatsu Construction Co., Ltd.	27,607	548,378
Nittoc Construction Co., Ltd.	32,200	224,745
Okumura Corp.	20,870	479,748
OSJB Holdings Corp.	39,400	84,362
Penta-Ocean Construction Co., Ltd.	106,293	570,456
PS Mitsubishi Construction Co., Ltd.	38,500	186,282
Raito Kogyo Co., Ltd.	17,900	236,930
Raiznext Corp.	22,700	256,068
Sanki Engineering Co., Ltd.	24,000	274,515
Seikitokyu Kogyo Co., Ltd.	18,400	129,108
Shinnihon Corp.	12,200	95,103
SHO-BOND Holdings Co., Ltd.(a)	10,800	478,009
Sumitomo Densetsu Co., Ltd.	12,000	265,171
Sumitomo Mitsui Construction Co., Ltd.	63,560	275,720
Taihei Dengyo Kaisha Ltd.	10,600	225,588
Taikisha Ltd.	10,565	290,749
Tekken Corp.	8,800	168,357
Toa Corp.	4,100	59,171
Toda Corp.(a)	110,349	710,873
Tokyo Energy & Systems, Inc.	9,500	69,389
Tokyu Construction Co., Ltd.	43,000	222,404
Totetsu Kogyo Co., Ltd.(a)	10,879	274,181
Toyo Construction Co., Ltd.	27,100	100,729
Yokogawa Bridge Holdings Corp.	9,800	202,931
Yurtec Corp.	21,900	132,961

Total Construction & Engineering		12,112,329

Construction Materials - 0.4%
Asia Pile Holdings Corp.(a)	16,400	71,902
Krosaki Harima Corp.	5,700	192,316
Shinagawa Refractories Co., Ltd.(a)	6,300	128,937
Sumitomo Osaka Cement Co., Ltd.	12,740	446,966

Total Construction Materials		840,121

Consumer Finance - 0.7%
Credit Saison Co., Ltd.	81,800	934,121
J Trust Co., Ltd.(a)	22,900	64,952
Jaccs Co., Ltd.	18,000	292,812
Orient Corp.	378,700	414,206

Total Consumer Finance		1,706,091

Containers & Packaging - 0.5%
FP Corp.	6,100	486,824
Fuji Seal International, Inc.	5,010	97,381
Pack Corp. (The)(a)	3,800	110,071
Rengo Co., Ltd.(a)	51,900	422,378

Total Containers & Packaging		1,116,654

Distributors - 0.2%
Arata Corp.	4,300	192,909
Doshisha Co., Ltd.	13,700	207,116
Happinet Corp.	14,900	155,374

Total Distributors		555,399

Diversified Consumer Services - 0.5%
Benesse Holdings, Inc.	23,500	629,513
Meiko Network Japan Co., Ltd.	12,886	101,645
Riso Kyoiku Co., Ltd.(a)	46,300	139,906
Sprix Ltd.	4,500	32,368
Studio Alice Co., Ltd.	8,760	127,643
Tokyo Individualized Educational Institute, Inc.	22,000	105,427

Total Diversified Consumer Services		1,136,502

Diversified Financial Services - 1.0%
eGuarantee, Inc.	5,800	137,198
Financial Products Group Co., Ltd.(a)	61,600	338,019
Fuyo General Lease Co., Ltd.	11,500	638,504
Japan Securities Finance Co., Ltd.	51,700	244,878
Mizuho Leasing Co., Ltd.	18,000	395,421
NEC Capital Solutions Ltd.	10,900	200,046
Ricoh Leasing Co., Ltd.	8,700	238,941

Total Diversified Financial Services		2,193,007

Diversified Telecommunication Services - 0.2%
ARTERIA Networks Corp.	12,700	225,312
Internet Initiative Japan, Inc.	9,200	313,389

Total Diversified Telecommunication Services		538,701

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	46,400	178,056
Okinawa Electric Power Co., Inc. (The)	23,981	398,776
Shikoku Electric Power Co., Inc.(a)	84,300	621,203

Total Electric Utilities		1,198,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Electrical Equipment - 1.7%
Daihen Corp.	8,800	$313,630
Denyo Co., Ltd.	10,900	192,772
Fujikura Ltd.	91,015	261,525
Furukawa Electric Co., Ltd.	19,600	473,990
GS Yuasa Corp.	20,500	362,173
Helios Techno Holding Co., Ltd.	14,700	45,237
Idec Corp.	9,436	150,262
Mabuchi Motor Co., Ltd.(a)	25,800	820,262
Nippon Carbon Co., Ltd.	3,700	117,806
Nissin Electric Co., Ltd.	31,865	309,538
Nitto Kogyo Corp.	10,900	194,894
Sanyo Denki Co., Ltd.	3,800	170,126
SEC Carbon Ltd.(a)	1,500	92,321
Sinfonia Technology Co., Ltd.	10,900	103,458
Tatsuta Electric Wire and Cable Co., Ltd.	32,100	170,192
Toyo Tanso Co., Ltd.	4,000	62,845

Total Electrical Equipment		3,841,031

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.(a)	17,500	252,074
Amano Corp.	25,035	519,102
Anritsu Corp.(a)	22,200	525,960
Canon Electronics, Inc.	25,100	374,342
Citizen Watch Co., Ltd.	146,500	475,275
CMK Corp.	18,000	69,240
CONEXIO Corp.	17,700	233,134
Daitron Co., Ltd.(a)	6,500	100,014
Daiwabo Holdings Co., Ltd.	9,339	609,413
Dexerials Corp.	36,300	283,980
Elematec Corp.	19,454	157,962
Enplas Corp.	3,700	81,350
ESPEC Corp.	10,900	180,042
FTGroup Co., Ltd.(a)	10,900	130,737
Furuno Electric Co., Ltd.	7,700	69,445
Hakuto Co., Ltd.	14,934	136,072
Hioki EE Corp.(a)	3,800	101,371
Hochiki Corp.	6,600	74,880
Horiba Ltd.(a)	14,400	758,141
Ibiden Co., Ltd.	32,100	935,760
Iriso Electronics Co., Ltd.(a)	3,800	123,984
Japan Aviation Electronics Industry Ltd.	25,300	339,335
Japan Cash Machine Co., Ltd.	6,900	37,607
Kaga Electronics Co., Ltd.	18,000	326,348
Kyosan Electric Manufacturing Co., Ltd.(a)	34,300	169,457
Macnica Fuji Electronics Holdings, Inc.	27,500	395,861
Meiko Electronics Co., Ltd.	7,100	90,358
Nippon Electric Glass Co., Ltd.(a)	45,300	707,517
Nippon Signal Co., Ltd.	17,800	186,934
Nissha Co., Ltd.(a)	18,000	168,680
Nohmi Bosai Ltd.	10,891	211,087
Ohara, Inc.	7,300	72,807
Oki Electric Industry Co., Ltd.(a)	39,200	377,157
Optex Group Co., Ltd.(a)	10,900	123,564
Osaki Electric Co., Ltd.	26,600	124,019
Restar Holdings Corp.(a)	16,900	325,828
Riken Keiki Co., Ltd.	4,000	88,428
Ryoden Corp.	10,861	147,082
Ryosan Co., Ltd.	18,000	370,228
Sanshin Electronics Co., Ltd.	13,700	195,306
Satori Electric Co., Ltd.(a)	12,400	95,398
Siix Corp.(a)	12,300	112,756
Sumida Corp.(a)	7,800	55,381
Tachibana Eletech Co., Ltd.	16,100	259,069
Taiyo Yuden Co., Ltd.	18,000	558,094
Tamura Corp.	18,000	75,747
Tokyo Electron Device Ltd.(a)	2,500	83,306
Topcon Corp.	24,500	196,663
V Technology Co., Ltd.	3,600	121,963

Total Electronic Equipment, Instruments & Components		12,208,258

Energy Equipment & Services - 0.1%
Modec, Inc.	11,304	159,892
Toyo Kanetsu K.K.	6,500	127,186

Total Energy Equipment & Services		287,078

Entertainment - 1.8%
Akatsuki, Inc.(a)	1,600	56,727
Amuse, Inc.(a)	3,800	77,701
Avex, Inc.	24,199	191,331
Capcom Co., Ltd.	27,226	989,256
Daiichikosho Co., Ltd.	15,100	451,384
GungHo Online Entertainment, Inc.	10,749	191,496
Koei Tecmo Holdings Co., Ltd.	41,700	1,350,897
Marvelous, Inc.	32,300	210,174
Toei Animation Co., Ltd.(a)	6,500	303,054
Toei Co., Ltd.	1,431	191,136

Total Entertainment		4,013,156

Food & Staples Retailing - 3.4%
Ain Holdings, Inc.	3,800	248,672
Arcs Co., Ltd.	17,994	361,431
Axial Retailing, Inc.	4,100	163,605
Cawachi Ltd.	10,100	260,071
cocokara fine, Inc.	3,600	193,539
Cosmos Pharmaceutical Corp.	2,800	429,272
Create SD Holdings Co., Ltd.	10,700	332,252
Heiwado Co., Ltd.	14,463	252,568
JM Holdings Co., Ltd.	5,300	147,870
Kato Sangyo Co., Ltd.	9,016	295,004
Kobe Bussan Co., Ltd.	10,900	614,284
Kusuri no Aoki Holdings Co., Ltd.	1,700	133,309
Life Corp.	10,900	348,565
Mitsubishi Shokuhin Co., Ltd.	11,900	302,891
Nihon Chouzai Co., Ltd.	7,300	107,722
Okuwa Co., Ltd.	17,200	263,377
Qol Holdings Co., Ltd.	9,500	99,504
San-A Co., Ltd.	3,800	145,470
Shoei Foods Corp.(a)	3,800	147,759
Sugi Holdings Co., Ltd.	10,900	737,545
Sundrug Co., Ltd.	33,900	1,121,778
United Super Markets Holdings, Inc.	30,100	316,666
Valor Holdings Co., Ltd.	14,391	280,390
Yaoko Co., Ltd.	5,400	385,410
Yokohama Reito Co., Ltd.	19,400	160,760

Total Food & Staples Retailing		7,849,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Food Products - 2.8%
Ariake Japan Co., Ltd.	3,928	$249,039
Chubu Shiryo Co., Ltd.	8,500	128,503
Feed One Co., Ltd.	74,700	139,173
Fuji Oil Holdings, Inc.	17,700	454,784
Fujicco Co., Ltd.	10,900	202,572
Hokuto Corp.	15,191	285,839
Itoham Yonekyu Holdings, Inc.	90,600	545,019
Kagome Co., Ltd.	19,500	582,913
Kameda Seika Co., Ltd.	3,800	182,454
Kotobuki Spirits Co., Ltd.	3,400	139,139
Marudai Food Co., Ltd.	8,100	142,652
Maruha Nichiro Corp.	6,732	137,716
Megmilk Snow Brand Co., Ltd.	13,600	316,411
Mitsui Sugar Co., Ltd.	13,698	251,652
Morinaga & Co., Ltd.(a)	8,787	340,859
Morinaga Milk Industry Co., Ltd.	8,582	381,033
Nippon Flour Mills Co., Ltd.	18,083	271,199
Nippon Suisan Kaisha Ltd.	46,300	200,847
Nisshin Oillio Group Ltd. (The)	10,900	340,483
Prima Meat Packers Ltd.	18,000	481,179
S Foods, Inc.	4,900	119,542
Sakata Seed Corp.	5,400	172,183
Showa Sangyo Co., Ltd.	10,800	330,852
Warabeya Nichiyo Holdings Co., Ltd.(a)	7,100	111,681

Total Food Products		6,507,724

Gas Utilities - 0.5%
Nippon Gas Co., Ltd.	14,000	601,474
Saibu Gas Co., Ltd.(a)	11,800	294,220
Shizuoka Gas Co., Ltd.(a)	17,492	160,028

Total Gas Utilities		1,055,722

Health Care Equipment & Supplies - 1.2%
Eiken Chemical Co., Ltd.	10,870	173,702
Hogy Medical Co., Ltd.	6,800	209,260
Jeol Ltd.	5,000	138,434
Mani, Inc.(a)	10,500	276,892
Menicon Co., Ltd.	3,800	187,033
Nagaileben Co., Ltd.	10,826	264,516
Nakanishi, Inc.	18,000	234,583
Nihon Kohden Corp.	10,900	366,247
Nipro Corp.	45,600	502,980
Paramount Bed Holdings Co., Ltd.	10,421	424,046

Total Health Care Equipment & Supplies		2,777,693

Health Care Providers & Services - 1.4%
As One Corp.(a)	3,800	414,923
BML, Inc.	7,100	184,468
Japan Lifeline Co., Ltd.	16,700	220,273
Miraca Holdings, Inc.	33,100	779,600
NichiiGakkan Co., Ltd.	18,800	289,445
Ship Healthcare Holdings, Inc.	10,607	440,955
Solasto Corp.	25,000	247,949
Toho Holdings Co., Ltd.	10,800	200,914
Tokai Corp.	4,300	94,621
Tsukui Corp.	17,900	83,622
Vital KSK Holdings, Inc.	18,100	173,140
WIN-Partners Co., Ltd.	13,500	121,129

Total Health Care Providers & Services		3,251,039

Health Care Technology - 0.0%
EM Systems Co., Ltd.	10,800	98,004

Hotels, Restaurants & Leisure - 1.9%
Aeon Fantasy Co., Ltd.(a)	4,700	66,916
Doutor Nichires Holdings Co., Ltd.	10,853	175,242
Fuji Kyuko Co., Ltd.(a)	3,701	115,265
Hiday Hidaka Corp.	10,898	169,705
HIS Co., Ltd.(a)	8,400	124,266
Ichibanya Co., Ltd.(a)	7,236	318,254
KOMEDA Holdings Co., Ltd.	14,000	237,345
Koshidaka Holdings Co., Ltd.	8,600	33,161
Kura Sushi, Inc.(a)	2,700	131,140
Kyoritsu Maintenance Co., Ltd.	3,800	129,091
MOS Food Services, Inc.	6,700	184,695
Ohsho Food Service Corp.	4,400	244,705
Plenus Co., Ltd.	17,868	296,958
Renaissance, Inc.	4,300	39,897
Resorttrust, Inc.	36,608	473,357
Round One Corp.(a)	14,837	107,133
Royal Holdings Co., Ltd.(a)	3,700	64,270
Saizeriya Co., Ltd.	3,800	73,369
SFP Holdings Co., Ltd.(a)	3,800	54,912
St. Marc Holdings Co., Ltd.	10,800	166,277
Sushiro Global Holdings Ltd.	14,600	321,137
Tokyo Dome Corp.(a)	25,000	179,126
Tokyotokeiba Co., Ltd.	4,742	158,015
Tosho Co., Ltd.	1,900	22,472
Yoshinoya Holdings Co., Ltd.	7,400	152,616
Zensho Holdings Co., Ltd.(a)	13,600	274,307

Total Hotels, Restaurants & Leisure		4,313,631

Household Durables - 4.3%
Casio Computer Co., Ltd.	108,600	1,882,393
Cleanup Corp.	22,700	120,144
ES-Con Japan Ltd.(a)	40,800	308,595
FJ Next Co., Ltd.(a)	14,400	114,522
France Bed Holdings Co., Ltd.	800	6,259
Fujitsu General Ltd.(a)	21,900	448,008
Haseko Corp.	264,400	3,328,129
Hinokiya Group Co., Ltd.(a)	8,200	124,803
Hoosiers Holdings(a)	33,500	164,573
JVCKenwood Corp.	52,200	78,867
Ki-Star Real Estate Co., Ltd.(a)	10,900	172,363
Nihon House Holdings Co., Ltd.(a)	39,200	99,558
Pressance Corp.	19,000	208,694
Sanei Architecture Planning Co., Ltd.(a)	10,900	131,344
Sangetsu Corp.	20,700	292,220
Space Value Holdings Co., Ltd.	40,400	131,065
Starts Corp., Inc.	17,900	366,346
Sumitomo Forestry Co., Ltd.	69,400	870,355
Tama Home Co., Ltd.(a)	14,900	169,461
Tamron Co., Ltd.	10,866	187,235
Toa Corp.	10,852	73,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Token Corp.	5,200	$338,842
Zojirushi Corp.(a)	22,600	285,315

Total Household Durables		9,902,219

Household Products - 0.2%
Earth Corp.(a)	5,800	441,377
ST Corp.	3,600	57,361

Total Household Products		498,738

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co., Ltd.	6,300	82,455
West Holdings Corp.(a)	11,590	234,625

Total Independent Power & Renewable Electricity Producers		317,080

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	25,000	109,144
Nisshinbo Holdings, Inc.(a)	69,600	503,203
TOKAI Holdings Corp.	46,700	430,271

Total Industrial Conglomerates		1,042,618

Interactive Media & Services - 0.7%
Dip Corp.	21,300	430,600
LIFULL Co., Ltd.	17,100	67,047
Mixi, Inc.	52,100	919,000
MTI Ltd.	17,400	102,737

Total Interactive Media & Services		1,519,384

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	8,965	286,687
Belluna Co., Ltd.	23,684	133,035

Total Internet & Direct Marketing Retail		419,722

IT Services - 2.4%
Comture Corp.	3,700	95,651
Digital Garage, Inc.	3,900	123,993
DTS Corp.	11,782	242,880
Future Corp.	10,900	173,778
GMO Internet, Inc.(a)	22,672	625,616
Ines Corp.	7,400	93,627
Infocom Corp.	6,800	185,939
Infomart Corp.	16,500	113,788
Information Services International-Dentsu Ltd.	7,800	362,219
Itfor, Inc.(a)	12,800	90,289
JBCC Holdings, Inc.(a)	7,100	98,124
Kanematsu Electronics Ltd.	10,900	386,958
LAC Co., Ltd.	3,800	40,999
Mitsubishi Research Institute, Inc.	3,700	147,643
NEC Networks & System Integration Corp.	53,737	1,091,825
NET One Systems Co., Ltd.	13,058	435,125
NS Solutions Corp.	17,980	490,811
NSD Co., Ltd.	21,500	366,487
TDC Soft, Inc.(a)	8,300	76,703
TechMatrix Corp.	7,600	131,733
Transcosmos, Inc.	9,000	207,888

Total IT Services		5,582,076

Leisure Products - 0.5%
Furyu Corp.	11,300	108,407
GLOBERIDE, Inc.	3,800	71,220
Heiwa Corp.	44,600	744,953
Mizuno Corp.	6,123	117,596
Tomy Co., Ltd.	23,100	181,999

Total Leisure Products		1,224,175

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	8,500	81,230

Machinery - 6.9%
Aichi Corp.	26,200	180,438
Aida Engineering Ltd.	32,100	216,906
Anest Iwata Corp.	10,600	82,532
Asahi Diamond Industrial Co., Ltd.	13,700	62,224
Bando Chemical Industries Ltd.	17,993	109,074
CKD Corp.	18,641	329,330
DMG Mori Co., Ltd.(a)	41,300	500,339
Ebara Corp.(a)	21,700	507,879
Fujitec Co., Ltd.	28,361	520,243
Furukawa Co., Ltd.	18,300	185,739
Giken Ltd.	4,900	230,727
Glory Ltd.	15,800	358,808
Harmonic Drive Systems, Inc.	9,600	525,893
Hirata Corp.	3,500	182,648
Hitachi Zosen Corp.	67,600	246,251
Hokuetsu Industries Co., Ltd.	10,618	101,175
Hosokawa Micron Corp.	3,800	201,122
Iwaki Co., Ltd.(a)	6,700	66,326
Japan Steel Works Ltd. (The)	25,104	356,252
Juki Corp.	14,400	73,678
Kato Works Co., Ltd.(a)	9,500	107,341
Kito Corp.	9,800	122,721
Kitz Corp.	32,089	204,339
Kurita Water Industries Ltd.	24,000	665,375
Kyokuto Kaihatsu Kogyo Co., Ltd.	13,280	161,376
Makino Milling Machine Co., Ltd.	5,715	174,811
Max Co., Ltd.	18,000	253,770
Meidensha Corp.	12,400	200,565
METAWATER Co., Ltd.	4,900	224,823
Mitsubishi Logisnext Co., Ltd.	11,000	96,862
Mitsuboshi Belting Ltd.	10,946	171,467
Morita Holdings Corp.	10,805	188,488
Nabtesco Corp.(a)	32,700	1,006,294
Nachi-Fujikoshi Corp.(a)	6,400	201,103
Nikkiso Co., Ltd.(a)	10,900	103,660
Nippon Thompson Co., Ltd.	25,000	78,324
Nissei ASB Machine Co., Ltd.(a)	3,800	113,065
Nissei Plastic Industrial Co., Ltd.(a)	10,500	79,807
Nitta Corp.	9,200	199,716
Nitto Kohki Co., Ltd.	6,200	102,352
Nittoku Co., Ltd.(a)	3,600	100,774
Noritake Co., Ltd.	3,800	123,984
NTN Corp.	272,800	543,653
Obara Group, Inc.(a)	5,779	175,162
Oiles Corp.	11,200	145,029
OKUMA Corp.	8,370	357,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Organo Corp.	3,400	$183,418
OSG Corp.	20,800	318,117
Pegasus Sewing Machine Manufacturing Co., Ltd.	14,600	43,441
Rheon Automatic Machinery Co., Ltd.	3,800	43,500
Ryobi Ltd.	10,800	120,528
Shibaura Machine Co., Ltd.	10,861	217,150
Shibuya Corp.	5,500	142,898
Shima Seiki Manufacturing Ltd.	5,100	72,611
Shinmaywa Industries Ltd.	36,085	337,821
Sodick Co., Ltd.(a)	17,900	132,070
Star Micronics Co., Ltd.	17,934	199,313
Tadano Ltd.(a)	31,300	260,821
Takeuchi Manufacturing Co., Ltd.(a)	12,900	214,034
Takuma Co., Ltd.	13,500	185,823
THK Co., Ltd.(a)	48,600	1,200,078
Tocalo Co., Ltd.	25,000	268,341
Torishima Pump Manufacturing Co., Ltd.	10,800	80,085
Tsubaki Nakashima Co., Ltd.(a)	20,600	160,584
Tsubakimoto Chain Co.	12,845	311,228
Tsugami Corp.(a)	17,900	149,160
Union Tool Co.(a)	3,900	95,074
YAMABIKO Corp.	20,300	169,159
Yushin Precision Equipment Co., Ltd.(a)	8,400	55,515

Total Machinery		15,900,870

Marine - 0.5%
Iino Kaiun Kaisha Ltd.(a)	53,400	168,290
Japan Transcity Corp.(a)	10,600	49,618
Mitsui OSK Lines Ltd.	25,000	442,137
Nippon Yusen K.K.	26,000	365,352
NS United Kaiun Kaisha Ltd.	15,000	206,748

Total Marine		1,232,145

Media - 0.7%
AOI TYO Holdings, Inc.(a)	16,500	67,294
FAN Communications, Inc.	33,400	138,696
Gakken Holdings Co., Ltd.	7,100	95,294
Intage Holdings, Inc.	10,500	85,647
SKY Perfect JSAT Holdings, Inc.	182,200	675,534
Tow Co., Ltd.(a)	21,500	75,131
Tv Tokyo Holdings Corp.(a)	4,900	107,824
ValueCommerce Co., Ltd.(a)	3,800	101,794
Wowow, Inc.	10,900	244,703
Zenrin Co., Ltd.	6,680	75,106

Total Media		1,667,023

Metals & Mining - 1.8%
Asahi Holdings, Inc.	27,600	730,133
Daido Steel Co., Ltd.(a)	15,900	487,088
Daiki Aluminium Industry Co., Ltd.	24,400	128,236
Dowa Holdings Co., Ltd.	20,200	612,263
Godo Steel Ltd.	8,800	149,188
Hakudo Co., Ltd.(a)	10,898	140,108
Kyoei Steel Ltd.	12,314	147,355
Mitsui Mining & Smelting Co., Ltd.	20,200	409,673
Nippon Light Metal Holdings Co., Ltd.	266,600	464,576
Nippon Yakin Kogyo Co., Ltd.	5,510	81,666
Pacific Metals Co., Ltd.(a)	6,600	93,783
Toho Titanium Co., Ltd.(a)	10,900	65,268
Tokyo Steel Manufacturing Co., Ltd.	32,200	185,049
Topy Industries Ltd.(a)	10,900	123,362
UACJ Corp.	20,363	363,905

Total Metals & Mining		4,181,653

Multiline Retail - 1.1%
H2O Retailing Corp.	48,900	326,347
Izumi Co., Ltd.	16,400	518,367
J. Front Retailing Co., Ltd.	99,700	663,527
Seria Co., Ltd.	17,800	632,739
Takashimaya Co., Ltd.(a)	43,300	361,218

Total Multiline Retail		2,502,198

Oil, Gas & Consumable Fuels - 0.8%
Cosmo Energy Holdings Co., Ltd.	39,300	571,915
Itochu Enex Co., Ltd.	60,381	488,040
Iwatani Corp.	10,933	382,049
Sala Corp.	41,600	218,633
San-Ai Oil Co., Ltd.	25,016	225,384

Total Oil, Gas & Consumable Fuels		1,886,021

Paper & Forest Products - 0.4%
Daiken Corp.	10,900	182,669
Daio Paper Corp.(a)	17,978	239,962
Hokuetsu Corp.	46,432	164,407
Nippon Paper Industries Co., Ltd.	20,800	290,739

Total Paper & Forest Products		877,777

Personal Products - 0.4%
Mandom Corp.	13,206	242,980
Milbon Co., Ltd.	3,600	171,516
Noevir Holdings Co., Ltd.	13,100	559,165

Total Personal Products		973,661

Pharmaceuticals - 1.9%
Fuji Pharma Co., Ltd.	10,500	113,385
JCR Pharmaceuticals Co., Ltd.	2,200	230,227
Kaken Pharmaceutical Co., Ltd.	17,400	888,668
KYORIN Holdings, Inc.	33,485	685,002
Mochida Pharmaceutical Co., Ltd.	10,522	391,094
Nichi-iko Pharmaceutical Co., Ltd.	18,100	218,606
Sawai Pharmaceutical Co., Ltd.	11,424	586,633
Seikagaku Corp.	18,000	188,868
Torii Pharmaceutical Co., Ltd.	6,800	195,393
Towa Pharmaceutical Co., Ltd.	8,200	151,482
Tsumura & Co.	18,400	480,956
ZERIA Pharmaceutical Co., Ltd.(a)	10,900	202,168

Total Pharmaceuticals		4,332,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Professional Services - 1.8%
Altech Corp.	11,760	$207,654
BayCurrent Consulting, Inc.	2,700	224,239
Benefit One, Inc.	23,200	465,570
BeNEXT Group, Inc.(a)	10,700	93,229
en-japan, Inc.	8,100	199,412
FULLCAST Holdings Co., Ltd.	6,700	88,683
Funai Soken Holdings, Inc.(a)	8,510	191,285
Gakujo Co., Ltd.	4,500	49,970
IR Japan Holdings Ltd.(a)	2,900	302,943
JAC Recruitment Co., Ltd.	10,900	115,380
Link And Motivation, Inc.(a)	14,800	53,090
Meitec Corp.	10,700	514,743
Nisso Corp.(a)	3,900	23,859
Nomura Co., Ltd.	25,000	207,860
Outsourcing, Inc.(a)	20,100	126,691
Quick Co., Ltd.	4,100	43,780
SMS Co., Ltd.	3,800	85,133
Space Co., Ltd.(a)	14,200	127,673
Tanseisha Co., Ltd.	18,100	125,828
TechnoPro Holdings, Inc.	7,900	450,341
World Holdings Co., Ltd.(a)	8,400	132,908
YAMADA Consulting Group Co., Ltd.(a)	5,300	65,928
Yumeshin Holdings Co., Ltd.(a)	36,700	200,364

Total Professional Services		4,096,563

Real Estate Management & Development - 2.5%
Daibiru Corp.	29,100	265,686
Dear Life Co., Ltd.	37,400	174,373
Goldcrest Co., Ltd.	12,900	176,368
Heiwa Real Estate Co., Ltd.	10,868	310,270
Ichigo, Inc.(a)	132,300	331,103
Japan Property Management Center Co., Ltd.	10,700	117,429
Katitas Co., Ltd.	11,400	263,642
Keihanshin Building Co., Ltd.	18,800	241,698
Kenedix, Inc.	38,700	190,478
Mugen Estate Co., Ltd.(a)	21,200	102,183
Open House Co., Ltd.	34,000	1,162,905
Raysum Co., Ltd.(a)	30,300	266,250
SAMTY Co., Ltd.	21,800	275,821
Shinoken Group Co., Ltd.(a)	19,000	152,338
Star Mica Holdings Co., Ltd.(a)	5,300	66,271
Sun Frontier Fudousan Co., Ltd.	23,300	184,439
Takara Leben Co., Ltd.	64,000	213,561
TOC Co., Ltd.(a)	18,000	113,621
Tokyo Tatemono Co., Ltd.(a)	83,300	954,338
Tosei Corp.	18,700	197,079

Total Real Estate Management & Development		5,759,853

Road & Rail - 1.4%
Fukuyama Transporting Co., Ltd.(a)	10,111	353,794
Hamakyorex Co., Ltd.	3,800	109,366
Ichinen Holdings Co., Ltd.	11,400	126,802
Maruzen Showa Unyu Co., Ltd.	4,000	123,836
Nankai Electric Railway Co., Ltd.	10,700	244,577
Nikkon Holdings Co., Ltd.	17,960	356,919
Nishi-Nippon Railroad Co., Ltd.(a)	10,800	293,112
Sakai Moving Service Co., Ltd.	3,200	162,840
Seino Holdings Co., Ltd.	46,300	605,116
Senko Group Holdings Co., Ltd.	50,756	376,842
Sotetsu Holdings, Inc.	18,000	480,178

Total Road & Rail		3,233,382

Semiconductors & Semiconductor Equipment - 2.1%
Ferrotec Holdings Corp.	17,500	105,274
Japan Material Co., Ltd.	10,900	170,747
Lasertec Corp.	11,200	1,054,753
Micronics Japan Co., Ltd.	10,800	113,921
Mimasu Semiconductor Industry Co., Ltd.	7,527	161,514
Optorun Co., Ltd.	12,600	292,912
Sanken Electric Co., Ltd.	3,800	74,637
SCREEN Holdings Co., Ltd.	14,700	685,369
Shibaura Mechatronics Corp.	3,800	100,032
Shindengen Electric Manufacturing Co., Ltd.	3,800	75,623
Shinko Electric Industries Co., Ltd.	45,253	612,825
Tokyo Seimitsu Co., Ltd.	25,000	797,145
Ulvac, Inc.(a)	18,000	518,886
Yamaichi Electronics Co., Ltd.	12,900	167,879

Total Semiconductors & Semiconductor Equipment		4,931,517

Software - 0.5%
Broadleaf Co., Ltd.(a)	24,000	117,236
Computer Engineering & Consulting Ltd.	5,200	81,939
Digital Arts, Inc.	1,100	88,706
Fuji Soft, Inc.	3,300	130,458
Fukui Computer Holdings, Inc.	3,800	96,475
Miroku Jyoho Service Co., Ltd.	3,800	79,603
SRA Holdings	10,900	241,369
Systena Corp.	12,300	162,009
UNITED, Inc.	11,700	124,608

Total Software		1,122,403

Specialty Retail - 4.5%
Adastria Co., Ltd.	10,700	170,292
Alpen Co., Ltd.(a)	16,800	260,210
AOKI Holdings, Inc.	53,654	310,331
Aoyama Trading Co., Ltd.	39,400	267,329
Arcland Sakamoto Co., Ltd.	10,916	190,424
Autobacs Seven Co., Ltd.	35,400	445,597
Bic Camera, Inc.	51,300	543,028
Chiyoda Co., Ltd.	20,291	222,499
DCM Holdings Co., Ltd.(a)	46,445	532,104
EDION Corp.	41,939	424,891
Geo Holdings Corp.	13,300	166,797
Honeys Holdings Co., Ltd.	9,100	96,664
IDOM, Inc.	50,660	233,378
JINS Holdings, Inc.	3,400	206,424
Joshin Denki Co., Ltd.	9,500	190,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

Investments	Shares	Value
Joyful Honda Co., Ltd.(a)	25,100	$330,370
K’s Holdings Corp.	83,396	1,134,776
Kohnan Shoji Co., Ltd.	10,000	314,223
Komeri Co., Ltd.	12,737	325,376
Nishimatsuya Chain Co., Ltd.	23,700	243,843
Nojima Corp.	11,000	277,434
PAL GROUP Holdings Co., Ltd.	14,600	175,928
PC Depot Corp.(a)	18,300	128,915
Sac’s Bar Holdings, Inc.	18,100	100,998
Sanrio Co., Ltd.(a)	14,642	226,379
Shimachu Co., Ltd.	18,864	523,160
Shimamura Co., Ltd.	10,700	724,012
T-Gaia Corp.	36,400	685,589
United Arrows Ltd.	8,329	140,663
VT Holdings Co., Ltd.	71,800	234,264
World Co., Ltd.	10,800	164,075
Xebio Holdings Co., Ltd.	17,900	139,205
Yellow Hat Ltd.	17,300	237,968

Total Specialty Retail		10,367,525

Technology Hardware, Storage & Peripherals - 0.8%
Elecom Co., Ltd.	10,200	497,307
Maxell Holdings Ltd.	12,000	111,675
MCJ Co., Ltd.	34,800	276,116
Riso Kagaku Corp.	15,900	219,595
Roland DG Corp.	4,200	47,962
Toshiba TEC Corp.	11,900	454,447
Wacom Co., Ltd.	36,311	184,778

Total Technology Hardware, Storage & Peripherals		1,791,880

Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.(a)	46,800	531,833
Baroque Japan Ltd.(a)	24,300	150,460
Fujibo Holdings, Inc.	5,100	153,872
Goldwin, Inc.	3,600	234,917
Gunze Ltd.	5,883	218,121
Japan Wool Textile Co., Ltd. (The)	32,225	319,009
Kurabo Industries Ltd.	10,876	227,934
Morito Co., Ltd.(a)	9,200	56,538
Onward Holdings Co., Ltd.	80,033	235,904
Seiko Holdings Corp.(a)	18,000	284,970
Seiren Co., Ltd.	17,911	225,952
Wacoal Holdings Corp.	25,100	463,682
Yondoshi Holdings, Inc.	10,900	179,234

Total Textiles, Apparel & Luxury Goods		3,282,426

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	10,900	154,177

Trading Companies & Distributors - 2.4%
Advan Co., Ltd.	18,000	223,571
Alconix Corp.(a)	10,900	117,502
Gecoss Corp.	25,100	215,439
Hanwa Co., Ltd.	24,822	453,484
Inaba Denki Sangyo Co., Ltd.	19,888	442,795
Inabata & Co., Ltd.	25,041	301,973
Kamei Corp.	11,000	103,898
Kanaden Corp.	10,900	130,333
Kanamoto Co., Ltd.	10,828	236,362
Kanematsu Corp.	43,700	521,719
Kokusai Pulp & Paper Co., Ltd.(a)	24,200	63,032
Nagase & Co., Ltd.	34,204	425,786
Nichiden Corp.	10,900	238,540
Nippon Steel Trading Corp.	18,000	566,436
Nishio Rent All Co., Ltd.	7,600	156,600
Onoken Co., Ltd.	11,400	129,549
Sanyo Trading Co., Ltd.	15,000	139,732
Trusco Nakayama Corp.	10,900	282,086
Wakita & Co., Ltd.	18,000	154,665
Yamazen Corp.	38,106	320,714
Yuasa Trading Co., Ltd.	10,500	282,148

Total Trading Companies & Distributors		5,506,364

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	8,300	353,126
Kamigumi Co., Ltd.	25,100	491,833
Mitsubishi Logistics Corp.	13,600	350,321

Total Transportation Infrastructure		1,195,280

TOTAL COMMON STOCKS (Cost: $276,726,404)		229,074,891

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $417,221)	8,583	403,573

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $15,036,512)	15,036,512	15,036,512

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $292,180,137)		244,514,976
Other Assets less Liabilities - (6.3)%		(14,584,665)

NET ASSETS - 100.0%		$229,930,311

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,026,616 and the total market value of the collateral held by the Fund was $33,751,286. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,714,774.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree Japan Hedged Equity Fund	$2,315,089	$1,897,061	$3,674,533	$(305,403)	$171,359	$403,573	$22,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/1/2020	116,004	USD	12,500,000	JPY	$140	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$229,074,891	$—	$—	$229,074,891
Exchange-Traded Fund	403,573	—	—	403,573
Investment of Cash Collateral for Securities Loaned	—	15,036,512	—	15,036,512

Total Investments in Securities	$229,478,464	$15,036,512	$—	$244,514,976

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	140	—	140

Total - Net	$229,478,464	$15,036,652	$—	$244,515,116

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Modern Tech Platforms Fund (PLAT)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 2.2%
MercadoLibre, Inc.*	73	$71,961

Canada - 1.2%
Ritchie Bros Auctioneers, Inc.	964	39,379

China - 17.8%
51job, Inc. ADR*	385	27,639
58.com, Inc. ADR*	505	27,240
Alibaba Group Holding Ltd. ADR*	195	42,062
Autohome, Inc. ADR	305	23,028
Baidu, Inc. ADR*	215	25,776
Bilibili, Inc. ADR*(a)	2,014	93,288
DouYu International Holdings Ltd. ADR*(a)	5,756	66,424
HUYA, Inc. ADR*(a)	1,496	27,930
JOYY, Inc. ADR*(a)	425	37,634
Momo, Inc. ADR	1,046	18,284
Pinduoduo, Inc. ADR*	1,558	133,739
Qutoutiao, Inc. ADR*(a)	5,061	15,082
Trip.com Group Ltd. ADR*	824	21,358
Weibo Corp. ADR*(a)	524	17,606

Total China		577,090

France - 1.2%
Adevinta ASA*	3,749	37,657

Germany - 7.0%
CTS Eventim AG & Co. KGaA*	686	28,508
Delivery Hero SE*(b)	750	76,621
Deutsche Boerse AG	265	47,934
TeamViewer AG*(b)	1,379	75,273

Total Germany		228,336

India - 0.7%
MakeMyTrip Ltd.*(a)	1,388	21,264

Ireland - 0.0%
Flutter Entertainment PLC*	11	1,429

Japan - 3.0%
LINE Corp. ADR*(a)	1,020	51,071
Sony Corp. ADR(a)	675	46,663

Total Japan		97,734

Netherlands - 1.4%
Just Eat Takeaway.com N.V.*(b)	420	43,757

Russia - 1.4%
Yandex N.V. Class A*(a)	936	46,819

United Kingdom - 3.5%
Farfetch Ltd. Class A*(a)	1,434	24,765
London Stock Exchange Group PLC	535	55,250
Rightmove PLC	5,089	34,333

Total United Kingdom		114,348

United States - 60.5%
Alphabet, Inc. Class A*	29	41,123
Amazon.com, Inc.*	19	52,418
American Express Co.	309	29,417
Anaplan, Inc.*	911	41,277
ANGI Homeservices, Inc. Class A*(a)	1,990	24,178
Apple, Inc.	179	65,299
Atlassian Corp. PLC Class A*	307	55,343
BGC Partners, Inc. Class A	6,462	17,706
Booking Holdings, Inc.*	20	31,847
Cargurus, Inc.*	879	22,283
CBOE Global Markets, Inc.	349	32,555
Chegg, Inc.*(a)	983	66,117
CME Group, Inc.	199	32,345
Copart, Inc.*	525	43,717
CoStar Group, Inc.*	71	50,457
Coupa Software, Inc.*(a)	343	95,025
Dropbox, Inc. Class A*	1,442	31,392
eBay, Inc.	924	48,464
Etsy, Inc.*	513	54,496
Expedia Group, Inc.	268	22,030
Facebook, Inc. Class A*	183	41,554
GrubHub, Inc.*	540	37,962
IAA, Inc.*	628	24,222
Intercontinental Exchange, Inc.	437	40,029
KAR Auction Services, Inc.(a)	658	9,054
LendingTree, Inc.*(a)	95	27,505
Lyft, Inc. Class A*(a)	577	19,047
MarketAxess Holdings, Inc.	128	64,118
MasterCard, Inc. Class A	141	41,694
Match Group, Inc.*(a)	576	61,661
Microsoft Corp.	273	55,558
Nasdaq, Inc.	384	45,876
PayPal Holdings, Inc.*	315	54,882
Pinterest, Inc. Class A*	1,156	25,628
salesforce.com, Inc.*	215	40,276
Slack Technologies, Inc. Class A*(a)	1,742	54,159
Snap, Inc. Class A*	3,224	75,732
Teladoc Health, Inc.*(a)	622	118,702
TripAdvisor, Inc.	684	13,003
Twitter, Inc.*	887	26,424
Uber Technologies, Inc.*	1,472	45,750
Visa, Inc. Class A	217	41,918
Yelp, Inc.*	895	20,701
Zillow Group, Inc. Class A*	1,071	61,561
Zynga, Inc. Class A*	6,227	59,406

Total United States		1,963,911

TOTAL COMMON STOCKS (Cost: $2,641,966)		3,243,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Modern Tech Platforms Fund (PLAT)

June 30, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.5%

United States - 15.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $504,554)	504,554	$504,554

TOTAL INVESTMENTS IN SECURITIES - 115.4% (Cost: $3,146,520)		3,748,239
Other Assets less Liabilities - (15.4)%		(500,475)

NET ASSETS - 100.0%		$3,247,764

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $718,673 and the total market value of the collateral held by the Fund was $737,201. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $232,647.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,243,685	$—	$—	$3,243,685
Investment of Cash Collateral for Securities Loaned	—	504,554	—	504,554

Total Investments in Securities	$3,243,685	$504,554	$—	$3,748,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.8%
Lockheed Martin Corp.	12,451	$4,543,619

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	68,198	5,391,734
United Parcel Service, Inc. Class B(a)	52,996	5,892,095

Total Air Freight & Logistics		11,283,829

Biotechnology - 4.7%
AbbVie, Inc.	120,289	11,809,974
Amgen, Inc.	20,461	4,825,931
Gilead Sciences, Inc.	111,841	8,605,047

Total Biotechnology		25,240,952

Chemicals - 5.3%
Air Products & Chemicals, Inc.	16,684	4,028,519
Celanese Corp.	31,162	2,690,527
Corteva, Inc.	147,923	3,962,857
Dow, Inc.	193,215	7,875,443
Eastman Chemical Co.	84,308	5,871,209
International Flavors & Fragrances, Inc.	31,086	3,806,792

Total Chemicals		28,235,347

Communications Equipment - 1.2%
Cisco Systems, Inc.	133,883	6,244,303

Containers & Packaging - 3.3%
International Paper Co.	187,225	6,592,192
Packaging Corp. of America	49,851	4,975,130
WestRock Co.	221,777	6,267,418

Total Containers & Packaging		17,834,740

Distributors - 0.9%
Genuine Parts Co.	54,537	4,742,538

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	279,965	8,463,342
CenturyLink, Inc.(a)	996,074	9,990,622
Verizon Communications, Inc.	131,767	7,264,315

Total Diversified Telecommunication Services		25,718,279

Electric Utilities - 8.1%
Avangrid, Inc.	144,420	6,062,752
Duke Energy Corp.	93,365	7,458,930
Edison International	95,924	5,209,632
Exelon Corp.	146,564	5,318,807
FirstEnergy Corp.	134,161	5,202,764
PPL Corp.	266,936	6,897,626
Southern Co. (The)	129,189	6,698,450

Total Electric Utilities		42,848,961

Electrical Equipment - 0.8%
Emerson Electric Co.	69,871	4,334,098

Energy Equipment & Services - 1.5%
Baker Hughes Co.	266,324	4,098,726
Halliburton Co.	280,713	3,643,655

Total Energy Equipment & Services		7,742,381

Entertainment - 0.3%
Activision Blizzard, Inc.	22,633	1,717,845

Equity Real Estate Investment Trusts (REITs) - 11.4%
Healthpeak Properties, Inc.	258,151	7,114,642
Host Hotels & Resorts, Inc.	501,033	5,406,146
Medical Properties Trust, Inc.	495,147	9,308,764
Simon Property Group, Inc.(a)	75,518	5,163,921
Ventas, Inc.	192,196	7,038,218
VICI Properties, Inc.	388,429	7,842,381
Vornado Realty Trust(a)	122,797	4,692,073
W.P. Carey, Inc.	126,276	8,542,571
Welltower, Inc.	102,860	5,323,005

Total Equity Real Estate Investment Trusts (REITs)		60,431,721

Food & Staples Retailing - 0.8%
Walgreens Boots Alliance, Inc.	104,119	4,413,604

Food Products - 7.2%
Archer-Daniels-Midland Co.	141,882	5,661,092
General Mills, Inc.	139,821	8,619,965
J.M. Smucker Co. (The)	64,755	6,851,726
Kellogg Co.(a)	103,693	6,849,960
Kraft Heinz Co. (The)	325,872	10,392,058

Total Food Products		38,374,801

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	127,920	6,676,145
CVS Health Corp.	70,783	4,598,771

Total Health Care Providers & Services		11,274,916

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	25,567	4,716,344

Household Products - 1.2%
Kimberly-Clark Corp.	43,615	6,164,980

Industrial Conglomerates - 1.2%
3M Co.	39,438	6,151,934

IT Services - 2.5%
International Business Machines Corp.	70,483	8,512,232
Western Union Co. (The)	214,273	4,632,582

Total IT Services		13,144,814

Leisure Products - 0.7%
Hasbro, Inc.	50,466	3,782,427

Machinery - 2.8%
Caterpillar, Inc.	38,387	4,855,955
Cummins, Inc.	30,804	5,337,101
Illinois Tool Works, Inc.	27,150	4,747,178

Total Machinery		14,940,234

Media - 2.1%
Comcast Corp. Class A	85,618	3,337,390
Omnicom Group, Inc.(a)	78,173	4,268,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2020

Investments	Shares	Value
Sirius XM Holdings, Inc.(a)	216,967	$1,273,596
ViacomCBS, Inc. Class B(a)	90,703	2,115,194

Total Media		10,994,426

Metals & Mining - 0.8%
Nucor Corp.	98,564	4,081,535

Multi-Utilities - 3.9%
CenterPoint Energy, Inc.	354,166	6,612,279
Consolidated Edison, Inc.	76,278	5,486,677
Dominion Energy, Inc.	107,161	8,699,330

Total Multi-Utilities		20,798,286

Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	67,742	6,044,619
Exxon Mobil Corp.	144,765	6,473,891
Kinder Morgan, Inc.	495,341	7,514,323
Marathon Petroleum Corp.	116,943	4,371,329
Occidental Petroleum Corp.	426,317	7,801,601
ONEOK, Inc.	138,444	4,599,110
Valero Energy Corp.	78,771	4,633,310
Williams Cos., Inc. (The)	578,282	10,998,923

Total Oil, Gas & Consumable Fuels		52,437,106

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	97,411	5,727,767
Eli Lilly & Co.	35,459	5,821,659
Johnson & Johnson	38,410	5,401,598
Merck & Co., Inc.	61,511	4,756,646
Pfizer, Inc.	191,355	6,257,308

Total Pharmaceuticals		27,964,978

Semiconductors & Semiconductor Equipment - 3.6%
Broadcom, Inc.	20,861	6,583,940
Maxim Integrated Products, Inc.	111,555	6,761,348
Texas Instruments, Inc.	46,418	5,893,694

Total Semiconductors & Semiconductor Equipment		19,238,982

Specialty Retail - 2.0%
Best Buy Co., Inc.	57,409	5,010,083
Home Depot, Inc. (The)	22,662	5,677,058

Total Specialty Retail		10,687,141

Technology Hardware, Storage & Peripherals - 2.6%
Hewlett Packard Enterprise Co.	370,930	3,609,149
HP, Inc.	339,196	5,912,186
NetApp, Inc.	98,346	4,363,612

Total Technology Hardware, Storage & Peripherals		13,884,947

Tobacco - 3.7%
Altria Group, Inc.	264,569	10,384,333
Philip Morris International, Inc.	130,824	9,165,530

Total Tobacco		19,549,863

Trading Companies & Distributors - 1.1%
Fastenal Co.	131,137	5,617,909

TOTAL COMMON STOCKS (Cost: $599,619,594)		529,137,840

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b)	222	20,619
WisdomTree U.S. MidCap Dividend Fund(b)	727	20,603

TOTAL EXCHANGE-TRADED FUNDS (Cost: $36,645)		41,222

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $22,485,532)	22,485,532	22,485,532

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $622,141,771)		551,664,594
Other Assets less Liabilities - (3.8)%		(20,443,839)

NET ASSETS - 100.0%		$531,220,755

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,755,536 and the total market value of the collateral held by the Fund was $28,226,708. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,741,176.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$633,841	$575,867	$1,287,543	$(15,225)	$113,679	$20,619	$6,485
WisdomTree U.S. MidCap Dividend Fund	540,677	673,545	1,307,574	(137,057)	251,012	20,603	6,937

Total	$1,174,518	$1,249,412	$2,595,117	$(152,282)	$364,691	$41,222	$13,422

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$529,137,840	$—	$—	$529,137,840
Exchange-Traded Funds	41,222	—	—	41,222
Investment of Cash Collateral for Securities Loaned	—	22,485,532	—	22,485,532

Total Investments in Securities	$529,179,062	$22,485,532	$—	$551,664,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	1,510	$119,381
Expeditors International of Washington, Inc.	2,137	162,497
United Parcel Service, Inc. Class B	4,019	446,832
XPO Logistics, Inc.*	1,255	96,949

Total Air Freight & Logistics		825,659

Airlines - 0.4%
Delta Air Lines, Inc.	4,381	122,887
Southwest Airlines Co.	4,612	157,638

Total Airlines		280,525

Auto Components - 0.3%
BorgWarner, Inc.	4,191	147,942
Gentex Corp.	4,188	107,925

Total Auto Components		255,867

Automobiles - 0.7%
General Motors Co.	7,880	199,364
Tesla, Inc.*	340	367,135

Total Automobiles		566,499

Banks - 1.8%
Citigroup, Inc.	19,502	996,552
Comerica, Inc.	11,324	431,445

Total Banks		1,427,997

Beverages - 1.7%
Boston Beer Co., Inc. (The) Class A*	130	69,764
Brown-Forman Corp. Class B	2,792	177,739
Coca-Cola Co. (The)	10,397	464,538
Molson Coors Beverage Co. Class B	2,759	94,799
PepsiCo, Inc.	3,718	491,743

Total Beverages		1,298,583

Biotechnology - 3.3%
AbbVie, Inc.	4,574	449,075
ACADIA Pharmaceuticals, Inc.*	782	37,904
Alexion Pharmaceuticals, Inc.*	1,052	118,077
Alnylam Pharmaceuticals, Inc.*(a)	589	87,237
Amgen, Inc.	1,698	400,490
Biogen, Inc.*	803	214,843
BioMarin Pharmaceutical, Inc.*	1,601	197,467
Emergent BioSolutions, Inc.*	492	38,907
Exelixis, Inc.*	1,002	23,788
Gilead Sciences, Inc.	4,154	319,609
Incyte Corp.*	955	99,291
Neurocrine Biosciences, Inc.*	218	26,596
Regeneron Pharmaceuticals, Inc.*	393	245,095
Sarepta Therapeutics, Inc.*(a)	474	76,001
Seattle Genetics, Inc.*	445	75,614
United Therapeutics Corp.*	457	55,297
Vertex Pharmaceuticals, Inc.*	569	165,186

Total Biotechnology		2,630,477

Building Products - 1.0%
A.O. Smith Corp.	1,039	48,958
Fortune Brands Home & Security, Inc.	2,586	165,323
Lennox International, Inc.	634	147,716
Masco Corp.	5,165	259,334
Trex Co., Inc.*	1,471	191,333

Total Building Products		812,664

Capital Markets - 3.1%
Ameriprise Financial, Inc.	3,243	486,580
CBOE Global Markets, Inc.	927	86,471
Houlihan Lokey, Inc.	504	28,043
LPL Financial Holdings, Inc.	3,563	279,339
MarketAxess Holdings, Inc.	700	350,644
Morgan Stanley	18,218	879,929
Morningstar, Inc.	2,557	360,460

Total Capital Markets		2,471,466

Chemicals - 1.0%
CF Industries Holdings, Inc.	6,613	186,090
NewMarket Corp.	52	20,825
Scotts Miracle-Gro Co. (The)	1,426	191,754
Sherwin-Williams Co. (The)	663	383,114

Total Chemicals		781,783

Commercial Services & Supplies - 0.7%
Cintas Corp.	739	196,840
MSA Safety, Inc.	709	81,138
Waste Management, Inc.	2,802	296,760

Total Commercial Services & Supplies		574,738

Communications Equipment - 1.5%
Ciena Corp.*	3,091	167,408
Cisco Systems, Inc.	12,167	567,469
F5 Networks, Inc.*	579	80,759
Juniper Networks, Inc.	6,486	148,270
Motorola Solutions, Inc.	1,329	186,233

Total Communications Equipment		1,150,139

Containers & Packaging - 1.2%
AptarGroup, Inc.	1,963	219,817
Avery Dennison Corp.	1,754	200,114
Berry Global Group, Inc.*	3,596	159,375
Graphic Packaging Holding Co.	10,343	144,698
Sealed Air Corp.	6,364	209,057

Total Containers & Packaging		933,061

Distributors - 0.1%
Pool Corp.	419	113,913

Diversified Consumer Services - 0.1%
Chegg, Inc.*	352	23,676
Grand Canyon Education, Inc.*	995	90,077

Total Diversified Consumer Services		113,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2020

Investments	Shares	Value
Diversified Financial Services - 0.6%
Voya Financial, Inc.	10,152	$473,591

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	22,265	673,071
CenturyLink, Inc.	17,666	177,190
Verizon Communications, Inc.	13,999	771,765

Total Diversified Telecommunication Services		1,622,026

Electric Utilities - 1.2%
Edison International	7,324	397,766
Hawaiian Electric Industries, Inc.	6,846	246,867
PG&E Corp.*(a)	33,771	299,549

Total Electric Utilities		944,182

Electrical Equipment - 0.7%
Emerson Electric Co.	4,288	265,985
Rockwell Automation, Inc.	1,365	290,745

Total Electrical Equipment		556,730

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	1,696	116,498
CDW Corp.	1,272	147,781
Jabil, Inc.	4,770	153,022
Keysight Technologies, Inc.*	1,806	182,009
SYNNEX Corp.	956	114,500
Zebra Technologies Corp. Class A*	478	122,344

Total Electronic Equipment, Instruments & Components		836,154

Entertainment - 1.5%
Activision Blizzard, Inc.	2,750	208,725
Electronic Arts, Inc.*	2,242	296,056
Netflix, Inc.*	1,200	546,048
Take-Two Interactive Software, Inc.*	447	62,388
Zynga, Inc. Class A*	8,666	82,673

Total Entertainment		1,195,890

Equity Real Estate Investment Trusts (REITs) - 2.2%
Boston Properties, Inc.	2,194	198,294
CoreSite Realty Corp.	1,232	149,146
CubeSmart	5,104	137,757
Equity Commonwealth	1,505	48,461
Highwoods Properties, Inc.	2,653	99,036
Host Hotels & Resorts, Inc.	16,439	177,377
Iron Mountain, Inc.(a)	7,701	200,996
Public Storage	1,064	204,171
Simon Property Group, Inc.	1,963	134,230
Ventas, Inc.	6,156	225,433
Vornado Realty Trust	3,800	145,198

Total Equity Real Estate Investment Trusts (REITs)		1,720,099

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	1,189	360,517
Walgreens Boots Alliance, Inc.	4,539	192,408

Total Food & Staples Retailing		552,925

Food Products - 2.8%
Campbell Soup Co.	3,909	194,004
Conagra Brands, Inc.	5,112	179,789
Flowers Foods, Inc.	4,036	90,245
General Mills, Inc.	3,806	234,640
Hershey Co. (The)	1,505	195,078
Hormel Foods Corp.	3,892	187,867
Ingredion, Inc.	1,146	95,118
J.M. Smucker Co. (The)	1,139	120,518
Kellogg Co.	3,024	199,765
Kraft Heinz Co. (The)	4,703	149,979
McCormick & Co., Inc. Non-Voting Shares	1,050	188,380
Mondelez International, Inc. Class A	4,951	253,145
Tyson Foods, Inc. Class A	1,678	100,193

Total Food Products		2,188,721

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	4,608	421,310
ABIOMED, Inc.*	155	37,442
Baxter International, Inc.	2,642	227,476
Becton, Dickinson and Co.	1,122	268,461
Boston Scientific Corp.*	5,956	209,115
Dentsply Sirona, Inc.	2,921	128,699
DexCom, Inc.*	339	137,431
Edwards Lifesciences Corp.*	3,279	226,612
Haemonetics Corp.*	559	50,064
Hill-Rom Holdings, Inc.	530	58,183
Hologic, Inc.*	1,958	111,606
IDEXX Laboratories, Inc.*	332	109,613
Masimo Corp.*	179	40,810
Quidel Corp.*	114	25,506
ResMed, Inc.	895	171,840
Varian Medical Systems, Inc.*	1,115	136,610
West Pharmaceutical Services, Inc.	802	182,190
Zimmer Biomet Holdings, Inc.	1,047	124,970

Total Health Care Equipment & Supplies		2,667,938

Health Care Providers & Services - 3.0%
Amedisys, Inc.*	256	50,826
AmerisourceBergen Corp.	1,585	159,720
Anthem, Inc.	861	226,426
Cardinal Health, Inc.	2,627	137,103
Chemed Corp.	63	28,417
CVS Health Corp.	3,616	234,932
DaVita, Inc.*	1,584	125,358
HCA Healthcare, Inc.	1,229	119,287
Henry Schein, Inc.*	1,475	86,125
Humana, Inc.	628	243,507
McKesson Corp.	1,109	170,143
Molina Healthcare, Inc.*	199	35,418
Quest Diagnostics, Inc.	1,445	164,672
UnitedHealth Group, Inc.	2,046	603,468

Total Health Care Providers & Services		2,385,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2020

Investments	Shares	Value
Health Care Technology - 0.4%
Cerner Corp.	1,991	$136,483
Teladoc Health, Inc.*(a)	533	101,718
Veeva Systems, Inc. Class A*	420	98,456

Total Health Care Technology		336,657

Hotels, Restaurants & Leisure - 1.6%
Aramark	4,337	97,886
Chipotle Mexican Grill, Inc.*	174	183,111
Choice Hotels International, Inc.	979	77,243
Darden Restaurants, Inc.	2,373	179,802
Domino’s Pizza, Inc.	286	105,660
Hyatt Hotels Corp. Class A(a)	2,239	112,599
Las Vegas Sands Corp.	3,671	167,177
MGM Resorts International(a)	6,823	114,627
Yum! Brands, Inc.	2,147	186,596

Total Hotels, Restaurants & Leisure		1,224,701

Household Durables - 0.7%
D.R. Horton, Inc.	1,622	89,940
Lennar Corp. Class A	804	49,542
Mohawk Industries, Inc.*	1,100	111,936
Newell Brands, Inc.	7,668	121,768
PulteGroup, Inc.	1,967	66,937
Whirlpool Corp.	1,026	132,898

Total Household Durables		573,021

Household Products - 2.0%
Church & Dwight Co., Inc.	2,123	164,108
Clorox Co. (The)	1,086	238,236
Colgate-Palmolive Co.	3,747	274,505
Kimberly-Clark Corp.	1,653	233,652
Procter & Gamble Co. (The)	5,562	665,048

Total Household Products		1,575,549

Industrial Conglomerates - 0.5%
3M Co.	2,554	398,398

Insurance - 4.2%
Allstate Corp. (The)	6,680	647,893
First American Financial Corp.	7,540	362,071
Hartford Financial Services Group, Inc. (The)	12,940	498,837
MetLife, Inc.	16,426	599,877
Progressive Corp. (The)	8,296	664,593
Travelers Cos., Inc. (The)	4,848	552,914

Total Insurance		3,326,185

Interactive Media & Services - 5.7%
Alphabet, Inc. Class A*	1,879	2,664,516
Facebook, Inc. Class A*	7,727	1,754,570
Match Group, Inc.*(a)	1,001	107,157

Total Interactive Media & Services		4,526,243

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	1,023	2,822,273
eBay, Inc.	5,351	280,660
Etsy, Inc.*	2,406	255,589

Total Internet & Direct Marketing Retail		3,358,522

IT Services - 5.9%
Akamai Technologies, Inc.*	1,690	180,982
Automatic Data Processing, Inc.	1,867	277,978
Booz Allen Hamilton Holding Corp.	2,132	165,848
Broadridge Financial Solutions, Inc.	843	106,378
Cognizant Technology Solutions Corp. Class A	3,419	194,268
EPAM Systems, Inc.*	431	108,616
Euronet Worldwide, Inc.*	470	45,035
Gartner, Inc.*	769	93,303
GoDaddy, Inc. Class A*	1,700	124,661
International Business Machines Corp.	2,637	318,471
Jack Henry & Associates, Inc.	381	70,116
Leidos Holdings, Inc.	2,067	193,616
MasterCard, Inc. Class A	2,559	756,696
MAXIMUS, Inc.	1,556	109,620
Okta, Inc.*	471	94,308
PayPal Holdings, Inc.*	3,415	594,996
VeriSign, Inc.*	616	127,407
Visa, Inc. Class A	5,099	984,974
Western Union Co. (The)	4,894	105,808

Total IT Services		4,653,081

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	2,362	208,730
Bio-Rad Laboratories, Inc. Class A*	178	80,365
Bio-Techne Corp.	166	43,836
Charles River Laboratories International, Inc.*	539	93,975
Illumina, Inc.*	467	172,953
Mettler-Toledo International, Inc.*	215	173,193
PerkinElmer, Inc.	1,446	141,838
PRA Health Sciences, Inc.*	1,106	107,603
Repligen Corp.*	481	59,456
Thermo Fisher Scientific, Inc.	1,070	387,704
Waters Corp.*	584	105,354

Total Life Sciences Tools & Services		1,575,007

Machinery - 0.8%
AGCO Corp.	2,680	148,633
Caterpillar, Inc.	2,778	351,417
Lincoln Electric Holdings, Inc.	1,977	166,542

Total Machinery		666,592

Media - 1.9%
Charter Communications, Inc. Class A*	591	301,434
Comcast Corp. Class A	14,779	576,085
Discovery, Inc. Class A*(a)	2,274	47,981
Interpublic Group of Cos., Inc. (The)	9,141	156,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2020

Investments	Shares	Value
New York Times Co. (The) Class A	4,116	$172,995
News Corp. Class A	10,367	122,953
Sirius XM Holdings, Inc.	21,662	127,156

Total Media		1,505,464

Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	1,164	110,499
Royal Gold, Inc.	1,157	143,838

Total Metals & Mining		254,337

Multi-Utilities - 1.2%
Consolidated Edison, Inc.	5,854	421,078
Sempra Energy	4,199	492,249

Total Multi-Utilities		913,327

Multiline Retail - 0.7%
Dollar General Corp.	791	150,693
Dollar Tree, Inc.*	699	64,783
Target Corp.	2,590	310,619

Total Multiline Retail		526,095

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	6,147	361,443
Eli Lilly & Co.	2,582	423,913
Johnson & Johnson	5,625	791,044
Merck & Co., Inc.	6,164	476,662
Pfizer, Inc.	12,159	397,599
Zoetis, Inc.	1,424	195,145

Total Pharmaceuticals		2,645,806

Professional Services - 0.9%
CoreLogic, Inc.	1,756	118,038
FTI Consulting, Inc.*	1,754	200,921
ManpowerGroup, Inc.	3,012	207,075
Robert Half International, Inc.	2,906	153,524

Total Professional Services		679,558

Real Estate Management & Development - 0.5%
CBRE Group, Inc. Class A*	4,940	223,387
Jones Lang LaSalle, Inc.	1,848	191,194

Total Real Estate Management & Development		414,581

Road & Rail - 1.2%
CSX Corp.	5,145	358,812
Kansas City Southern	1,485	221,696
Landstar System, Inc.	1,284	144,206
Old Dominion Freight Line, Inc.	875	148,391
Schneider National, Inc. Class B	3,436	84,766

Total Road & Rail		957,871

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	4,600	242,006
Applied Materials, Inc.	4,821	291,429
Cirrus Logic, Inc.*	1,752	108,239
Enphase Energy, Inc.*	1,211	57,607
First Solar, Inc.*	3,311	163,895
Intel Corp.	11,816	706,951
KLA Corp.	902	175,421
Lam Research Corp.	757	244,859
NVIDIA Corp.	1,697	644,707
Qorvo, Inc.*	865	95,609
QUALCOMM, Inc.	3,717	339,028
Teradyne, Inc.	2,365	199,866
Texas Instruments, Inc.	3,295	418,366

Total Semiconductors & Semiconductor Equipment		3,687,983

Software - 10.4%
Adobe, Inc.*	1,451	631,635
Appian Corp.*(a)	1,892	96,965
Autodesk, Inc.*	1,300	310,947
Blackline, Inc.*	986	81,749
Cadence Design Systems, Inc.*	1,483	142,309
CDK Global, Inc.	1,654	68,509
Citrix Systems, Inc.	1,100	162,701
Coupa Software, Inc.*	475	131,594
Five9, Inc.*(a)	552	61,090
Fortinet, Inc.*	774	106,247
Intuit, Inc.	1,195	353,947
Manhattan Associates, Inc.*	942	88,736
Microsoft Corp.	16,065	3,269,388
Nuance Communications, Inc.*(a)	5,434	137,507
Oracle Corp.	9,117	503,897
Palo Alto Networks, Inc.*	409	93,935
Paylocity Holding Corp.*	784	114,378
PTC, Inc.*	888	69,078
Qualys, Inc.*	562	58,459
RealPage, Inc.*	414	26,914
RingCentral, Inc. Class A*	607	173,001
salesforce.com, Inc.*	2,540	475,818
ServiceNow, Inc.*	637	258,023
Synopsys, Inc.*	959	187,005
Tyler Technologies, Inc.*	230	79,782
VMware, Inc. Class A*	2,003	310,185
Workday, Inc. Class A*	1,217	228,017

Total Software		8,221,816

Specialty Retail - 2.3%
AutoZone, Inc.*	135	152,296
Best Buy Co., Inc.	2,764	241,214
Home Depot, Inc. (The)	2,758	690,907
Lowe’s Cos., Inc.	2,899	391,713
Tractor Supply Co.	1,540	202,957
Williams-Sonoma, Inc.	1,852	151,882

Total Specialty Retail		1,830,969

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	9,013	3,287,943
Hewlett Packard Enterprise Co.	15,707	152,829
HP, Inc.	10,912	190,196
NetApp, Inc.	2,865	127,120

Total Technology Hardware, Storage & Peripherals		3,758,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

June 30, 2020

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*	740	$145,328
NIKE, Inc. Class B	4,733	464,071

Total Textiles, Apparel & Luxury Goods		609,399

Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc.*	3,437	119,092
United Rentals, Inc.*	1,397	208,209
W.W. Grainger, Inc.	873	274,262

Total Trading Companies & Distributors		601,563

Water Utilities - 0.6%
American Water Works Co., Inc.	3,639	468,194

TOTAL COMMON STOCKS (Cost: $66,244,928)		78,669,789

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $535,895)	535,895	535,895

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $66,780,823)		79,205,684
Other Assets less Liabilities - (0.6)%		(456,657)

NET ASSETS - 100.0%		$78,749,027

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,187,889 and the total market value of the collateral held by the Fund was $1,234,715. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $698,820.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$78,669,789	$—	$—	$78,669,789
Investment of Cash Collateral for Securities Loaned	—	535,895	—	535,895

Total Investments in Securities	$78,669,789	$535,895	$—	$79,205,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	41,341	$4,596,292

Banks - 5.2%
Ames National Corp.	1,983	39,144
Arrow Financial Corp.	1,638	48,698
Associated Banc-Corp.	19,381	265,132
Bank of Hawaii Corp.	2,485	152,604
Bank OZK	22,512	528,357
BCB Bancorp, Inc.	2,101	19,497
Boston Private Financial Holdings, Inc.	6,168	42,436
Cadence BanCorp	9,256	82,008
Cathay General Bancorp	15,142	398,235
Central Pacific Financial Corp.	4,794	76,848
CIT Group, Inc.(a)	10,054	208,419
Citizens & Northern Corp.	1,759	36,323
Citizens Financial Group, Inc.	57,935	1,462,279
Comerica, Inc.	29,314	1,116,863
Community Trust Bancorp, Inc.	2,918	95,594
Cullen/Frost Bankers, Inc.	3,270	244,302
CVB Financial Corp.	7,861	147,315
Fifth Third Bancorp	121,029	2,333,439
Financial Institutions, Inc.	2,083	38,765
First Bancorp, Inc. (The)	3,325	72,152
First Busey Corp.	2,530	47,184
First Choice Bancorp	2,425	39,722
First Community Bankshares, Inc.	1,366	30,667
First Financial Bancorp	6,181	85,854
First Hawaiian, Inc.	7,904	136,265
First of Long Island Corp. (The)	1,702	27,811
Flushing Financial Corp.	1,067	12,292
FNB Corp.	21,295	159,712
Fulton Financial Corp.	7,926	83,461
Great Western Bancorp, Inc.	6,658	91,614
Heritage Commerce Corp.	8,869	66,562
Hope Bancorp, Inc.	7,457	68,754
Huntington Bancshares, Inc.	147,956	1,336,782
Independent Bank Corp.	3,418	50,757
KeyCorp	199,898	2,434,758
LCNB Corp.	1,916	30,579
Mercantile Bank Corp.	1,531	34,601
Metrocity Bankshares, Inc.	1,339	19,188
Midland States Bancorp, Inc.	3,647	54,523
National Bankshares, Inc.	967	27,656
Northrim Bancorp, Inc.	876	22,023
PacWest Bancorp	27,194	535,994
Penns Woods Bancorp, Inc.	1,537	34,905
Peoples Bancorp, Inc.	4,527	96,335
Peoples Financial Services Corp.	719	27,459
Premier Financial Bancorp, Inc.	3,076	39,434
Regions Financial Corp.	191,707	2,131,782
Sandy Spring Bancorp, Inc.	6,355	157,477
Synovus Financial Corp.	16,880	346,546
Truist Financial Corp.	155,199	5,827,722
Umpqua Holdings Corp.	20,389	216,939
Univest Financial Corp.	4,248	68,563
Valley National Bancorp	26,903	210,381
Washington Trust Bancorp, Inc.	2,099	68,742
Wells Fargo & Co.	587,023	15,027,789
WesBanco, Inc.	7,946	161,383
West Bancorp, Inc.	3,041	53,187

Total Banks		37,273,813

Beverages - 2.9%
Coca-Cola Co. (The)	460,519	20,575,989

Biotechnology - 8.9%
AbbVie, Inc.	436,132	42,819,440
Gilead Sciences, Inc.	265,846	20,454,191

Total Biotechnology		63,273,631

Capital Markets - 0.8%
Ares Management Corp. Class A	7,675	304,698
Artisan Partners Asset Management, Inc. Class A	23,721	770,932
Blackstone Group, Inc. (The) Class A	44,412	2,516,384
BrightSphere Investment Group	5,509	68,642
Diamond Hill Investment Group, Inc.	565	64,224
Federated Hermes, Inc. Class B	11,924	282,599
Franklin Resources, Inc.(a)	37,046	776,855
Legg Mason, Inc.	7,207	358,548
Moelis & Co. Class A	5,902	183,906
Waddell & Reed Financial, Inc. Class A	23,306	361,476

Total Capital Markets		5,688,264

Chemicals - 0.2%
Eastman Chemical Co.	16,562	1,153,377
Huntsman Corp.	11,476	206,224

Total Chemicals		1,359,601

Commercial Services & Supplies - 0.1%
Ennis, Inc.	5,994	108,731
HNI Corp.	4,863	148,662
Steelcase, Inc. Class A	9,896	119,346

Total Commercial Services & Supplies		376,739

Communications Equipment - 3.2%
Cisco Systems, Inc.	479,792	22,377,499
Juniper Networks, Inc.	18,580	424,739

Total Communications Equipment		22,802,238

Consumer Finance - 0.2%
Navient Corp.	36,163	254,226
Santander Consumer USA Holdings, Inc.	69,413	1,277,893

Total Consumer Finance		1,532,119

Containers & Packaging - 0.5%
Greif, Inc. Class B	2,214	92,612
International Paper Co.	63,337	2,230,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

Investments	Shares	Value
Myers Industries, Inc.	2,838	$41,293
Sonoco Products Co.	10,124	529,384
WestRock Co.	20,982	592,951

Total Containers & Packaging		3,486,336

Distributors - 0.0%
Weyco Group, Inc.	1,613	34,825

Diversified Consumer Services - 0.1%
H&R Block, Inc.	33,813	482,850

Diversified Telecommunication Services - 10.8%
AT&T, Inc.	1,159,263	35,044,521
CenturyLink, Inc.	146,719	1,471,592
Cogent Communications Holdings, Inc.	3,437	265,886
Verizon Communications, Inc.	729,363	40,209,782

Total Diversified Telecommunication Services		76,991,781

Electric Utilities - 8.1%
American Electric Power Co., Inc.	82,578	6,576,512
Avangrid, Inc.	40,487	1,699,644
Duke Energy Corp.	167,920	13,415,129
Edison International	22,275	1,209,755
Entergy Corp.	22,865	2,144,966
Evergy, Inc.	40,173	2,381,857
Exelon Corp.	176,420	6,402,282
FirstEnergy Corp.	96,096	3,726,603
Genie Energy Ltd. Class B	4,109	30,242
Hawaiian Electric Industries, Inc.	11,140	401,708
OGE Energy Corp.	38,829	1,178,848
Pinnacle West Capital Corp.	22,151	1,623,447
PPL Corp.	183,941	4,753,036
Southern Co. (The)	235,022	12,185,891

Total Electric Utilities		57,729,920

Energy Equipment & Services - 0.2%
Archrock, Inc.	17,616	114,328
Baker Hughes Co.	37,587	578,464
Halliburton Co.	50,066	649,857
Solaris Oilfield Infrastructure, Inc. Class A	3,661	27,164

Total Energy Equipment & Services		1,369,813

Equity Real Estate Investment Trusts (REITs) - 11.0%
Acadia Realty Trust	7,621	98,921
Agree Realty Corp.(a)	2,767	181,820
Alexander & Baldwin, Inc.	13,674	166,686
Alexander’s, Inc.	1,064	256,318
American Campus Communities, Inc.	10,465	365,856
Apartment Investment & Management Co. Class A	24,860	935,730
Armada Hoffler Properties, Inc.	9,035	89,898
AvalonBay Communities, Inc.	14,861	2,298,105
Bluerock Residential Growth REIT, Inc.	5,668	45,797
Brandywine Realty Trust	50,422	549,096
Brixmor Property Group, Inc.	90,993	1,166,530
Brookfield Property REIT, Inc. Class A	26,035	259,309
BRT Apartments Corp.	3,229	34,938
Camden Property Trust	5,369	489,760
CareTrust REIT, Inc.	7,988	137,074
Community Healthcare Trust, Inc.	1,070	43,763
CoreCivic, Inc.	48,736	456,169
CorEnergy Infrastructure Trust, Inc.(a)	4,787	43,801
CoreSite Realty Corp.	2,978	360,517
Corporate Office Properties Trust	24,281	615,280
Cousins Properties, Inc.	8,086	241,205
Crown Castle International Corp.	27,405	4,586,227
CubeSmart	29,919	807,514
Easterly Government Properties, Inc.	12,055	278,712
Essential Properties Realty Trust, Inc.	9,885	146,693
Extra Space Storage, Inc.	24,971	2,306,571
Federal Realty Investment Trust	9,234	786,829
Four Corners Property Trust, Inc.	18,040	440,176
Franklin Street Properties Corp.	9,938	50,584
Gaming and Leisure Properties, Inc.	79,956	2,766,478
GEO Group, Inc. (The)	50,896	602,100
Getty Realty Corp.	10,768	319,594
Gladstone Commercial Corp.	3,157	59,194
Gladstone Land Corp.	2,358	37,398
Global Medical REIT, Inc.	11,484	130,114
Global Net Lease, Inc.	36,688	613,790
Healthcare Realty Trust, Inc.	8,492	248,731
Healthcare Trust of America, Inc. Class A	16,692	442,672
Healthpeak Properties, Inc.	128,007	3,527,873
Highwoods Properties, Inc.	16,206	604,970
Host Hotels & Resorts, Inc.	175,204	1,890,451
Independence Realty Trust, Inc.	17,624	202,500
Industrial Logistics Properties Trust	22,556	463,526
Investors Real Estate Trust	969	68,305
Iron Mountain, Inc.(a)	81,967	2,139,339
iStar, Inc.(a)	9,801	120,748
Jernigan Capital, Inc.	9,593	131,232
Kimco Realty Corp.	127,180	1,632,991
Kite Realty Group Trust	20,302	234,285
Lamar Advertising Co. Class A	21,022	1,403,429
Lexington Realty Trust	53,481	564,225
Life Storage, Inc.	9,649	916,172
LTC Properties, Inc.	11,640	438,479
Macerich Co. (The)(a)	29,780	267,127
Mack-Cali Realty Corp.	18,273	279,394
Medical Properties Trust, Inc.	99,509	1,870,769
Monmouth Real Estate Investment Corp.	7,185	104,111
National Health Investors, Inc.	8,305	504,280
National Retail Properties, Inc.	24,471	868,231
National Storage Affiliates Trust	4,724	135,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

Investments	Shares	Value
New Senior Investment Group, Inc.	10,862	$39,320
Omega Healthcare Investors, Inc.	78,566	2,335,767
One Liberty Properties, Inc.	1,591	28,033
Outfront Media, Inc.	29,110	412,489
Park Hotels & Resorts, Inc.	65,895	651,702
Physicians Realty Trust	17,587	308,124
Piedmont Office Realty Trust, Inc. Class A	27,436	455,712
Plymouth Industrial REIT, Inc.	4,880	62,464
Preferred Apartment Communities, Inc. Class A	6,685	50,806
Public Storage	37,378	7,172,464
Realty Income Corp.	22,457	1,336,191
Regency Centers Corp.	23,223	1,065,703
Retail Value, Inc.	6,147	75,977
RLJ Lodging Trust	46,208	436,203
Ryman Hospitality Properties, Inc.	11,716	405,374
Sabra Health Care REIT, Inc.(a)	61,898	893,188
Saul Centers, Inc.	2,073	66,896
Service Properties Trust	74,343	527,092
Simon Property Group, Inc.	65,338	4,467,812
SITE Centers Corp.	43,993	356,343
SL Green Realty Corp.	17,522	863,659
Spirit Realty Capital, Inc.	27,852	970,921
STAG Industrial, Inc.	11,539	338,323
STORE Capital Corp.	48,891	1,164,095
UDR, Inc.	31,549	1,179,302
Urstadt Biddle Properties, Inc. Class A	6,712	79,739
Ventas, Inc.	39,031	1,429,315
VEREIT, Inc.	235,276	1,512,825
VICI Properties, Inc.	123,571	2,494,898
Vornado Realty Trust	42,590	1,627,364
W.P. Carey, Inc.	17,012	1,150,862
Washington Real Estate Investment Trust	6,410	142,302
Weingarten Realty Investors	36,994	700,296
Welltower, Inc.	32,839	1,699,418
Whitestone REIT	12,665	92,075

Total Equity Real Estate Investment Trusts (REITs)		78,420,831

Food & Staples Retailing - 0.6%
Village Super Market, Inc. Class A	1,501	41,608
Walgreens Boots Alliance, Inc.	102,818	4,358,455
Weis Markets, Inc.	1,360	68,163

Total Food & Staples Retailing		4,468,226

Food Products - 2.1%
Archer-Daniels-Midland Co.	31,634	1,262,196
Campbell Soup Co.	32,075	1,591,882
Flowers Foods, Inc.	27,086	605,643
General Mills, Inc.	126,041	7,770,428
Ingredion, Inc.	7,147	593,201
J.M. Smucker Co. (The)	14,621	1,547,048
Kellogg Co.	21,334	1,409,324

Total Food Products		14,779,722

Gas Utilities - 0.2%
National Fuel Gas Co.	17,771	745,138
Spire, Inc.	5,614	368,896

Total Gas Utilities		1,114,034

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	19,384	1,011,651
Patterson Cos., Inc.	8,301	182,622

Total Health Care Providers & Services		1,194,273

Hotels, Restaurants & Leisure - 0.0%
Wyndham Destinations, Inc.	6,196	174,603

Household Durables - 0.3%
Leggett & Platt, Inc.	7,413	260,567
MDC Holdings, Inc.	3,693	131,840
Whirlpool Corp.	11,157	1,445,166

Total Household Durables		1,837,573

Household Products - 0.4%
Kimberly-Clark Corp.	18,962	2,680,279

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp. (The)	103,683	1,502,367
Clearway Energy, Inc. Class A	2,128	44,624
TerraForm Power, Inc. Class A	21,766	401,365

Total Independent Power & Renewable Electricity Producers		1,948,356

Industrial Conglomerates - 0.8%
3M Co.	35,942	5,606,593

Insurance - 2.2%
CNA Financial Corp.	31,222	1,003,787
Donegal Group, Inc. Class A	2,845	40,456
FBL Financial Group, Inc. Class A	1,702	61,085
Mercury General Corp.	16,211	660,598
MetLife, Inc.	176,476	6,444,904
Old Republic International Corp.	59,834	975,893
Principal Financial Group, Inc.	41,196	1,711,282
Prudential Financial, Inc.	62,261	3,791,695
Safety Insurance Group, Inc.	1,990	151,757
Unum Group	42,865	711,130

Total Insurance		15,552,587

IT Services - 4.8%
International Business Machines Corp.	234,705	28,345,323
Paychex, Inc.	57,041	4,320,856
Western Union Co. (The)	67,907	1,468,149

Total IT Services		34,134,328

Leisure Products - 0.0%
Marine Products Corp.	937	12,977

Machinery - 0.6%
Cummins, Inc.	24,070	4,170,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

Investments	Shares	Value
Media - 0.5%
Interpublic Group of Cos., Inc. (The)	86,001	$1,475,777
National CineMedia, Inc.	26,578	78,937
Omnicom Group, Inc.(a)	37,816	2,064,753

Total Media		3,619,467

Metals & Mining - 0.0%
Schnitzer Steel Industries, Inc. Class A	1,522	26,848

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,109	287,702

Multi-Utilities - 3.1%
Avista Corp.	4,252	154,730
CenterPoint Energy, Inc.	39,750	742,133
Consolidated Edison, Inc.	61,221	4,403,627
Dominion Energy, Inc.	68,407	5,553,280
DTE Energy Co.	22,862	2,457,665
MDU Resources Group, Inc.	31,596	700,799
NiSource, Inc.	61,039	1,388,027
NorthWestern Corp.	9,454	515,432
Public Service Enterprise Group, Inc.	88,749	4,362,901
WEC Energy Group, Inc.	16,594	1,454,464

Total Multi-Utilities		21,733,058

Multiline Retail - 0.0%
Big Lots, Inc.	3,023	126,966

Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	279,210	24,913,908
CVR Energy, Inc.	29,207	587,353
Delek U.S. Holdings, Inc.	9,441	164,368
Exxon Mobil Corp.	388,858	17,389,730
Falcon Minerals Corp.	19,190	61,408
Kinder Morgan, Inc.	410,629	6,229,242
Marathon Petroleum Corp.	85,698	3,203,391
Murphy Oil Corp.(a)	10,894	150,337
Phillips 66	77,777	5,592,166
Valero Energy Corp.	57,444	3,378,856
Williams Cos., Inc. (The)	147,979	2,814,561

Total Oil, Gas & Consumable Fuels		64,485,320

Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	4,416	147,539

Personal Products - 0.1%
Medifast, Inc.	2,033	282,119
Nu Skin Enterprises, Inc. Class A	3,695	141,260

Total Personal Products		423,379

Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	362,443	21,311,649
Pfizer, Inc.	1,141,099	37,313,937

Total Pharmaceuticals		58,625,586

Professional Services - 0.0%
BG Staffing, Inc.	2,827	32,002
Resources Connection, Inc.	4,658	55,756

Total Professional Services		87,758

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	10,143	154,377
Newmark Group, Inc. Class A	26,106	126,875
RMR Group, Inc. (The) Class A	1,754	51,690

Total Real Estate Management & Development		332,942

Road & Rail - 0.0%
Ryder System, Inc.	4,208	157,842

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom, Inc.	48,792	15,399,243
Maxim Integrated Products, Inc.	32,037	1,941,763
QUALCOMM, Inc.	177,009	16,144,991
Texas Instruments, Inc.	97,181	12,339,071

Total Semiconductors & Semiconductor Equipment		45,825,068

Software - 0.0%
Xperi Holding Corp.	7,077	104,456

Specialty Retail - 0.1%
Haverty Furniture Cos., Inc.	1,742	27,872
Rent-A-Center, Inc.	11,808	328,499

Total Specialty Retail		356,371

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	140,868	1,370,646
HP, Inc.	188,641	3,288,013
NetApp, Inc.	25,242	1,119,987

Total Technology Hardware, Storage & Peripherals		5,778,646

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	53,636	605,550

Thrifts & Mortgage Finance - 0.0%
Federal Agricultural Mortgage Corp. Class C	723	46,279
Provident Financial Services, Inc.	3,623	52,352
Territorial Bancorp, Inc.	1,825	43,417

Total Thrifts & Mortgage Finance		142,048

Tobacco - 5.7%
Altria Group, Inc.	457,586	17,960,251
Philip Morris International, Inc.	314,709	22,048,513
Universal Corp.	4,844	205,918
Vector Group Ltd.	41,685	419,351

Total Tobacco		40,634,033

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	4,433	81,922
MSC Industrial Direct Co., Inc. Class A	6,451	469,697
Watsco, Inc.	2,166	384,898

Total Trading Companies & Distributors		936,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

Investments	Shares	Value
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,436	$22,777

TOTAL COMMON STOCKS (Cost: $800,249,824)		708,128,834

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $627,389)	7,130	642,484

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $5,107,017)	5,107,017	5,107,017

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $805,984,230)		713,878,335
Other Assets less Liabilities - (0.5)%		(3,588,282)

NET ASSETS - 100.0%		$710,290,053

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,139,638 and the total market value of the collateral held by the Fund was $6,276,571. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,169,554.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,007,801	$2,454,077	$5,071,653	$594,303	$(342,044)	$642,484	$18,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$708,128,834	$—	$—	$708,128,834
Exchange-Traded Fund	642,484	—	—	642,484
Investment of Cash Collateral for Securities Loaned	—	5,107,017	—	5,107,017

Total Investments in Securities	$708,771,318	$5,107,017	$—	$713,878,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	35,279	$5,272,799
L3Harris Technologies, Inc.	18,118	3,074,081
Lockheed Martin Corp.	37,750	13,775,730
Northrop Grumman Corp.	14,481	4,452,039
Raytheon Technologies Corp.	151,004	9,304,867

Total Aerospace & Defense		35,879,516

Air Freight & Logistics - 0.7%
FedEx Corp.	21,707	3,043,756
United Parcel Service, Inc. Class B	120,906	13,442,329

Total Air Freight & Logistics		16,486,085

Banks - 6.5%
Bank of America Corp.	1,017,262	24,159,973
Citigroup, Inc.	315,468	16,120,415
Citizens Financial Group, Inc.	77,499	1,956,075
Fifth Third Bancorp	117,212	2,259,847
First Republic Bank	5,991	634,986
Huntington Bancshares, Inc.	203,917	1,842,390
JPMorgan Chase & Co.	446,058	41,956,215
KeyCorp	187,946	2,289,182
M&T Bank Corp.	16,792	1,745,864
PNC Financial Services Group, Inc. (The)	68,816	7,240,131
Regions Financial Corp.	173,921	1,934,002
Truist Financial Corp.	229,251	8,608,375
U.S. Bancorp	231,052	8,507,335
Wells Fargo & Co.	868,758	22,240,205

Total Banks		141,494,995

Beverages - 3.0%
Brown-Forman Corp. Class B	17,787	1,132,320
Coca-Cola Co. (The)	680,875	30,421,495
Constellation Brands, Inc. Class A	14,949	2,615,328
Keurig Dr. Pepper, Inc.	158,905	4,512,902
PepsiCo, Inc.	208,719	27,605,175

Total Beverages		66,287,220

Biotechnology - 3.7%
AbbVie, Inc.	429,473	42,165,659
Amgen, Inc.	77,834	18,357,928
Gilead Sciences, Inc.	262,047	20,161,896

Total Biotechnology		80,685,483

Capital Markets - 3.8%
Ameriprise Financial, Inc.	18,198	2,730,428
Bank of New York Mellon Corp. (The)	120,384	4,652,842
BlackRock, Inc.	22,248	12,104,914
Blackstone Group, Inc. (The) Class A	130,378	7,387,217
Charles Schwab Corp. (The)	93,192	3,144,298
CME Group, Inc.	27,777	4,514,874
Goldman Sachs Group, Inc. (The)	41,690	8,238,778
Intercontinental Exchange, Inc.	36,107	3,307,401
KKR & Co., Inc. Class A	50,134	1,548,138
MarketAxess Holdings, Inc.	1,117	559,528
Moody’s Corp.	10,435	2,866,807
Morgan Stanley	243,945	11,782,543
MSCI, Inc.	6,240	2,083,037
Nasdaq, Inc.	15,039	1,796,709
Northern Trust Corp.	29,193	2,316,173
S&P Global, Inc.	12,496	4,117,182
State Street Corp.	52,323	3,325,127
T. Rowe Price Group, Inc.	29,483	3,641,150
TD Ameritrade Holding Corp.	69,736	2,536,996

Total Capital Markets		82,654,142

Chemicals - 1.4%
Air Products & Chemicals, Inc.	25,210	6,087,207
Celanese Corp.	14,972	1,292,682
Corteva, Inc.	77,635	2,079,842
Dow, Inc.	206,573	8,419,915
DuPont de Nemours, Inc.	72,684	3,861,701
Ecolab, Inc.	15,829	3,149,180
International Flavors & Fragrances, Inc.	12,040	1,474,418
PPG Industries, Inc.	22,542	2,390,804
Sherwin-Williams Co. (The)	3,803	2,197,564

Total Chemicals		30,953,313

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,831	1,553,145
Republic Services, Inc.	32,291	2,649,476
Waste Management, Inc.	40,137	4,250,910

Total Commercial Services & Supplies		8,453,531

Communications Equipment - 1.6%
Cisco Systems, Inc.	708,631	33,050,550
Motorola Solutions, Inc.	14,346	2,010,305

Total Communications Equipment		35,060,855

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,628	542,866
Vulcan Materials Co.	6,079	704,252

Total Construction Materials		1,247,118

Consumer Finance - 0.5%
American Express Co.	59,959	5,708,097
Capital One Financial Corp.	41,863	2,620,205
Discover Financial Services	33,466	1,676,312
Synchrony Financial	91,612	2,030,122

Total Consumer Finance		12,034,736

Containers & Packaging - 0.2%
Ball Corp.	14,028	974,806
International Paper Co.	89,505	3,151,471

Total Containers & Packaging		4,126,277

Distributors - 0.1%
Genuine Parts Co.	22,823	1,984,688

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	2,104,888	63,630,764
CenturyLink, Inc.	422,679	4,239,470
Verizon Communications, Inc.	904,205	49,848,822

Total Diversified Telecommunication Services		117,719,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2020

Investments	Shares	Value
Electric Utilities - 3.6%
American Electric Power Co., Inc.	80,076	$6,377,253
Avangrid, Inc.	65,212	2,737,600
Duke Energy Corp.	165,372	13,211,569
Edison International	64,669	3,512,173
Entergy Corp.	35,614	3,340,949
Evergy, Inc.	39,096	2,318,002
Eversource Energy	43,486	3,621,079
Exelon Corp.	171,222	6,213,646
FirstEnergy Corp.	92,752	3,596,923
NextEra Energy, Inc.	55,862	13,416,377
PPL Corp.	181,302	4,684,844
Southern Co. (The)	230,330	11,942,610
Xcel Energy, Inc.	74,359	4,647,437

Total Electric Utilities		79,620,462

Electrical Equipment - 0.4%
AMETEK, Inc.	8,022	716,926
Emerson Electric Co.	86,847	5,387,120
Rockwell Automation, Inc.	14,454	3,078,702

Total Electrical Equipment		9,182,748

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	17,075	1,635,956
CDW Corp.	8,536	991,712
Corning, Inc.	113,142	2,930,378

Total Electronic Equipment, Instruments & Components		5,558,046

Energy Equipment & Services - 0.2%
Baker Hughes Co.	102,931	1,584,108
Halliburton Co.	139,542	1,811,255

Total Energy Equipment & Services		3,395,363

Entertainment - 0.1%
Activision Blizzard, Inc.	27,503	2,087,478

Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	16,019	2,599,083
American Tower Corp.	42,832	11,073,785
AvalonBay Communities, Inc.	21,037	3,253,162
Boston Properties, Inc.	26,052	2,354,580
Crown Castle International Corp.	80,168	13,416,115
Digital Realty Trust, Inc.	42,539	6,045,217
Equinix, Inc.	7,901	5,548,872
Equity Residential	55,135	3,243,041
Essex Property Trust, Inc.	8,687	1,990,800
Healthpeak Properties, Inc.	121,417	3,346,253
Invitation Homes, Inc.	51,639	1,421,622
Mid-America Apartment Communities, Inc.	17,872	2,049,382
Prologis, Inc.	83,950	7,835,053
Public Storage	36,298	6,965,223
Realty Income Corp.	65,521	3,898,499
SBA Communications Corp.	3,861	1,150,269
Simon Property Group, Inc.(a)	96,137	6,573,848
Sun Communities, Inc.	9,413	1,277,156
UDR, Inc.	45,060	1,684,343
Ventas, Inc.	116,628	4,270,917
W.P. Carey, Inc.	50,072	3,387,371
Welltower, Inc.	97,224	5,031,342

Total Equity Real Estate Investment Trusts (REITs)		98,415,933

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	22,158	6,718,527
Kroger Co. (The)	94,227	3,189,584
Sysco Corp.	60,367	3,299,660
Walgreens Boots Alliance, Inc.	152,838	6,478,803
Walmart, Inc.	270,942	32,453,433

Total Food & Staples Retailing		52,140,007

Food Products - 2.1%
Archer-Daniels-Midland Co.	90,336	3,604,406
Conagra Brands, Inc.	78,889	2,774,526
General Mills, Inc.	124,196	7,656,683
Hershey Co. (The)	19,468	2,523,442
Hormel Foods Corp.	59,945	2,893,545
Kellogg Co.	62,195	4,108,602
Kraft Heinz Co. (The)	329,167	10,497,136
McCormick & Co., Inc. Non-Voting Shares	9,711	1,742,251
Mondelez International, Inc. Class A	164,316	8,401,477
Tyson Foods, Inc. Class A	34,892	2,083,401

Total Food Products		46,285,469

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	141,734	12,958,740
Baxter International, Inc.	28,237	2,431,206
Becton, Dickinson and Co.	16,850	4,031,699
Danaher Corp.	17,095	3,022,909
ResMed, Inc.	10,409	1,998,528
Stryker Corp.	22,388	4,034,094
Teleflex, Inc.	930	338,501
Zimmer Biomet Holdings, Inc.	8,725	1,041,416

Total Health Care Equipment & Supplies		29,857,093

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	20,517	2,067,498
Anthem, Inc.	14,688	3,862,650
Cardinal Health, Inc.	54,979	2,869,354
Cigna Corp.	380	71,307
CVS Health Corp.	188,446	12,243,337
Humana, Inc.	4,660	1,806,915
McKesson Corp.	11,128	1,707,258
Quest Diagnostics, Inc.	13,760	1,568,090
UnitedHealth Group, Inc.	77,495	22,857,150

Total Health Care Providers & Services		49,053,559

Health Care Technology - 0.1%
Cerner Corp.	16,679	1,143,345

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	103,270	19,050,217
MGM Resorts International(a)	44,825	753,060
Starbucks Corp.	119,204	8,772,222
Yum! Brands, Inc.	27,044	2,350,394

Total Hotels, Restaurants & Leisure		30,925,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2020

Investments	Shares	Value
Household Durables - 0.1%
D.R. Horton, Inc.	25,911	$1,436,765
Lennar Corp. Class A	4,574	281,850

Total Household Durables		1,718,615

Household Products - 2.7%
Church & Dwight Co., Inc.	17,361	1,342,005
Clorox Co. (The)	18,014	3,951,731
Colgate-Palmolive Co.	113,452	8,311,494
Kimberly-Clark Corp.	56,203	7,944,294
Procter & Gamble Co. (The)	320,507	38,323,022

Total Household Products		59,872,546

Industrial Conglomerates - 1.4%
3M Co.	105,000	16,378,950
General Electric Co.	160,057	1,093,189
Honeywell International, Inc.	78,410	11,337,302
Roper Technologies, Inc.	3,701	1,436,950

Total Industrial Conglomerates		30,246,391

Insurance - 1.8%
Aflac, Inc.	81,008	2,918,718
Allstate Corp. (The)	35,196	3,413,660
American International Group, Inc.	115,467	3,600,261
Arthur J. Gallagher & Co.	18,453	1,798,983
Cincinnati Financial Corp.	19,048	1,219,643
Hartford Financial Services Group, Inc. (The)	44,901	1,730,933
Loews Corp.	4,582	157,117
Marsh & McLennan Cos., Inc.	47,662	5,117,469
MetLife, Inc.	176,980	6,463,310
Principal Financial Group, Inc.	60,209	2,501,082
Progressive Corp. (The)	23,763	1,903,654
Prudential Financial, Inc.	92,447	5,630,022
Travelers Cos., Inc. (The)	33,393	3,808,472

Total Insurance		40,263,324

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	66,790	3,503,135

IT Services - 3.1%
Automatic Data Processing, Inc.	50,087	7,457,453
Broadridge Financial Solutions, Inc.	11,003	1,388,469
Cognizant Technology Solutions Corp. Class A	37,600	2,136,432
Fidelity National Information Services, Inc.	32,727	4,388,363
Global Payments, Inc.	6,998	1,187,001
International Business Machines Corp.	231,122	27,912,604
MasterCard, Inc. Class A	29,193	8,632,370
Paychex, Inc.	55,619	4,213,139
Visa, Inc. Class A	60,409	11,669,207

Total IT Services		68,985,038

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	15,770	1,393,595
Thermo Fisher Scientific, Inc.	6,205	2,248,320

Total Life Sciences Tools & Services		3,641,915

Machinery - 1.7%
Caterpillar, Inc.	84,691	10,713,411
Cummins, Inc.	25,219	4,369,444
Deere & Co.	29,340	4,610,781
Dover Corp.	17,334	1,673,771
Fortive Corp.	7,359	497,910
Illinois Tool Works, Inc.	43,150	7,544,778
PACCAR, Inc.	34,073	2,550,364
Parker-Hannifin Corp.	12,903	2,364,733
Stanley Black & Decker, Inc.	15,698	2,187,987
Westinghouse Air Brake Technologies Corp.	6,510	374,781

Total Machinery		36,887,960

Media - 1.1%
Comcast Corp. Class A	473,420	18,453,911
Fox Corp. Class A	20,407	547,316
Omnicom Group, Inc.(a)	37,447	2,044,606
Sirius XM Holdings, Inc.(a)	163,621	960,455
ViacomCBS, Inc. Class B(a)	77,730	1,812,664

Total Media		23,818,952

Metals & Mining - 0.3%
Newmont Corp.	60,220	3,717,983
Nucor Corp.	45,390	1,879,600

Total Metals & Mining		5,597,583

Multi-Utilities - 1.9%
Ameren Corp.	32,398	2,279,523
CMS Energy Corp.	34,945	2,041,487
Consolidated Edison, Inc.	59,706	4,294,653
Dominion Energy, Inc.	201,924	16,392,190
DTE Energy Co.	33,749	3,628,017
Public Service Enterprise Group, Inc.	87,926	4,322,442
Sempra Energy	39,303	4,607,491
WEC Energy Group, Inc.	47,692	4,180,204

Total Multi-Utilities		41,746,007

Multiline Retail - 0.4%
Dollar General Corp.	13,897	2,647,518
Target Corp.	58,695	7,039,291

Total Multiline Retail		9,686,809

Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	412,386	36,797,203
Concho Resources, Inc.	9,884	509,026
ConocoPhillips	159,064	6,683,869
EOG Resources, Inc.	48,561	2,460,100
Exxon Mobil Corp.	1,149,438	51,402,867
Hess Corp.	24,101	1,248,673
Kinder Morgan, Inc.	599,957	9,101,348
Marathon Petroleum Corp.	127,210	4,755,110
Occidental Petroleum Corp.	398,748	7,297,088
ONEOK, Inc.	111,234	3,695,194
Phillips 66	77,998	5,608,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2020

Investments	Shares	Value
Pioneer Natural Resources Co.	11,587	$1,132,050
Valero Energy Corp.	86,307	5,076,578
Williams Cos., Inc. (The)	438,807	8,346,109

Total Oil, Gas & Consumable Fuels		144,113,271

Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	357,613	21,027,644
Eli Lilly & Co.	110,190	18,090,994
Johnson & Johnson	382,287	53,761,021
Merck & Co., Inc.	376,460	29,111,652
Pfizer, Inc.	1,123,644	36,743,159
Zoetis, Inc.	12,917	1,770,146

Total Pharmaceuticals		160,504,616

Professional Services - 0.1%
Equifax, Inc.	7,054	1,212,442
TransUnion	3,684	320,655
Verisk Analytics, Inc.	5,682	967,076

Total Professional Services		2,500,173

Road & Rail - 1.1%
CSX Corp.	54,584	3,806,688
Kansas City Southern	5,594	835,128
Norfolk Southern Corp.	27,925	4,902,792
Old Dominion Freight Line, Inc.	2,323	393,958
Union Pacific Corp.	82,408	13,932,721

Total Road & Rail		23,871,287

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	38,603	4,734,272
Applied Materials, Inc.	75,761	4,579,752
Broadcom, Inc.	72,200	22,787,042
Intel Corp.	512,644	30,671,491
KLA Corp.	19,171	3,728,376
Lam Research Corp.	14,090	4,557,551
Maxim Integrated Products, Inc.	46,115	2,795,030
Microchip Technology, Inc.(a)	22,670	2,387,378
NVIDIA Corp.	9,082	3,450,343
QUALCOMM, Inc.	173,613	15,835,242
Skyworks Solutions, Inc.	15,852	2,026,837
Texas Instruments, Inc.	143,924	18,274,030
Xilinx, Inc.	19,695	1,937,791

Total Semiconductors & Semiconductor Equipment		117,765,135

Software - 6.1%
Citrix Systems, Inc.	9,747	1,441,679
Intuit, Inc.	11,594	3,434,027
Microsoft Corp.	544,226	110,755,433
NortonLifeLock, Inc.	63,852	1,266,185
Oracle Corp.	309,321	17,096,171
SS&C Technologies Holdings, Inc.	11,337	640,314

Total Software		134,633,809

Specialty Retail - 2.4%
Best Buy Co., Inc.	38,134	3,327,954
Home Depot, Inc. (The)	149,818	37,530,907
Lowe’s Cos., Inc.	78,663	10,628,945
Tiffany & Co.	11,005	1,341,950

Total Specialty Retail		52,829,756

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	268,779	98,050,580
Hewlett Packard Enterprise Co.	195,329	1,900,551
HP, Inc.	273,519	4,767,436

Total Technology Hardware, Storage & Peripherals		104,718,567

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	70,004	6,863,892
VF Corp.	48,084	2,930,239

Total Textiles, Apparel & Luxury Goods		9,794,131

Tobacco - 2.7%
Altria Group, Inc.	675,111	26,498,107
Philip Morris International, Inc.	464,812	32,564,728

Total Tobacco		59,062,835

Trading Companies & Distributors - 0.2%
Fastenal Co.	77,669	3,327,340
W.W. Grainger, Inc.	4,939	1,551,636

Total Trading Companies & Distributors		4,878,976

Water Utilities - 0.1%
American Water Works Co., Inc.	16,775	2,158,272

TOTAL COMMON STOCKS (Cost: $1,937,096,518)		2,185,531,514

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $368,364)	3,764	339,174

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $10,514,471)	10,514,471	10,514,471

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $1,947,979,353)		2,196,385,159
Other Assets less Liabilities - (0.3)%		(6,143,303)

NET ASSETS - 100.0%		$2,190,241,856

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,307,899 and the total market value of the collateral held by the Fund was $10,529,945. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,474.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2020

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$5,486,081	$—	$5,932,758	$(781,945)	$1,567,796	$339,174	$41,456

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,185,531,514	$—	$—	$2,185,531,514
Exchange-Traded Fund	339,174	—	—	339,174
Investment of Cash Collateral for Securities Loaned	—	10,514,471	—	10,514,471

Total Investments in Securities	$2,185,870,688	$10,514,471	$—	$2,196,385,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.8%
Boeing Co. (The)	2,818	$516,539
General Dynamics Corp.	6,223	930,090
HEICO Corp.	786	78,325
Howmet Aerospace, Inc.	8,762	138,878
Huntington Ingalls Industries, Inc.	762	132,961
L3Harris Technologies, Inc.	1,175	199,362
Lockheed Martin Corp.	5,471	1,996,477
Northrop Grumman Corp.	2,183	671,142
Raytheon Technologies Corp.	25,229	1,554,611
Spirit AeroSystems Holdings, Inc. Class A	2,962	70,910
Teledyne Technologies, Inc.*	361	112,253
Textron, Inc.	6,081	200,126
TransDigm Group, Inc.	579	255,947

Total Aerospace & Defense		6,857,621

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,079	243,426
Expeditors International of Washington, Inc.	2,827	214,965
FedEx Corp.	6,902	967,798
United Parcel Service, Inc. Class B	15,205	1,690,492

Total Air Freight & Logistics		3,116,681

Airlines - 0.5%
American Airlines Group, Inc.	23,701	309,772
Delta Air Lines, Inc.	27,029	758,163
Southwest Airlines Co.	15,164	518,306
United Airlines Holdings, Inc.*	11,576	400,645

Total Airlines		1,986,886

Automobiles - 0.5%
Ford Motor Co.	52,155	317,102
General Motors Co.	62,538	1,582,212

Total Automobiles		1,899,314

Banks - 7.1%
Bank of America Corp.	245,405	5,828,369
Citigroup, Inc.	74,887	3,826,726
Citizens Financial Group, Inc.	13,464	339,831
Comerica, Inc.	5,947	226,581
Fifth Third Bancorp	23,009	443,613
First Republic Bank	2,548	270,063
Huntington Bancshares, Inc.	27,899	252,067
JPMorgan Chase & Co.	81,445	7,660,717
KeyCorp	27,129	330,431
M&T Bank Corp.	3,676	382,194
PNC Financial Services Group, Inc. (The)	10,277	1,081,243
Regions Financial Corp.	31,811	353,738
SVB Financial Group*	1,495	322,217
Truist Financial Corp.	18,732	703,387
U.S. Bancorp	37,240	1,371,177
Wells Fargo & Co.	123,674	3,166,054

Total Banks		26,558,408

Beverages - 1.6%
Brown-Forman Corp. Class B	4,206	267,754
Coca-Cola Co. (The)	55,938	2,499,310
Keurig Dr. Pepper, Inc.	11,813	335,489
Molson Coors Beverage Co. Class B	4,878	167,608
Monster Beverage Corp.*	5,926	410,790
PepsiCo, Inc.	17,107	2,262,572

Total Beverages		5,943,523

Biotechnology - 2.6%
AbbVie, Inc.	22,418	2,200,999
Alexion Pharmaceuticals, Inc.*	4,341	487,234
Amgen, Inc.	11,017	2,598,470
Biogen, Inc.*	6,253	1,672,990
Gilead Sciences, Inc.	13,348	1,026,995
Incyte Corp.*	1,120	116,446
Ionis Pharmaceuticals, Inc.*	408	24,056
Neurocrine Biosciences, Inc.*	304	37,088
Regeneron Pharmaceuticals, Inc.*	1,618	1,009,066
Vertex Pharmaceuticals, Inc.*	1,272	369,274

Total Biotechnology		9,542,618

Building Products - 0.2%
Carrier Global Corp.	11,125	247,198
Fortune Brands Home & Security, Inc.	2,444	156,245
Lennox International, Inc.	466	108,573
Masco Corp.	5,456	273,946

Total Building Products		785,962

Capital Markets - 4.2%
Ameriprise Financial, Inc.	4,094	614,264
Bank of New York Mellon Corp. (The)	24,188	934,866
BlackRock, Inc.	2,866	1,559,362
CBOE Global Markets, Inc.	1,297	120,984
Charles Schwab Corp. (The)	24,226	817,385
CME Group, Inc.	3,172	515,577
E*TRADE Financial Corp.	7,420	368,997
FactSet Research Systems, Inc.	397	130,403
Franklin Resources, Inc.	15,988	335,268
Goldman Sachs Group, Inc. (The)	12,443	2,458,986
Intercontinental Exchange, Inc.	7,270	665,932
MarketAxess Holdings, Inc.	200	100,184
Moody’s Corp.	2,079	571,164
Morgan Stanley	50,865	2,456,779
MSCI, Inc.	667	222,658
Nasdaq, Inc.	2,528	302,020
Northern Trust Corp.	4,623	366,789
Raymond James Financial, Inc.	3,966	272,980
S&P Global, Inc.	2,697	888,608
SEI Investments Co.	2,426	133,381
State Street Corp.	9,238	587,075
T. Rowe Price Group, Inc.	5,255	648,992
TD Ameritrade Holding Corp.	13,845	503,681

Total Capital Markets		15,576,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
Chemicals - 1.5%
Air Products & Chemicals, Inc.	2,537	$612,584
Celanese Corp.	2,545	219,735
CF Industries Holdings, Inc.	3,564	100,291
Dow, Inc.	29,235	1,191,619
DuPont de Nemours, Inc.	17,915	951,824
Eastman Chemical Co.	3,654	254,465
Ecolab, Inc.	2,914	579,740
FMC Corp.	2,398	238,889
International Flavors & Fragrances, Inc.	1,066	130,542
PPG Industries, Inc.	3,504	371,634
RPM International, Inc.	1,587	119,120
Sherwin-Williams Co. (The)	876	506,197
Westlake Chemical Corp.	2,578	138,310

Total Chemicals		5,414,950

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,078	287,136
Copart, Inc.*	2,268	188,856
Republic Services, Inc.	3,899	319,913
Rollins, Inc.	2,430	103,008
Waste Management, Inc.	5,433	575,409

Total Commercial Services & Supplies		1,474,322

Communications Equipment - 1.3%
Arista Networks, Inc.*	1,250	262,538
Cisco Systems, Inc.	88,674	4,135,755
F5 Networks, Inc.*	1,028	143,385
Motorola Solutions, Inc.	2,184	306,044
Ubiquiti, Inc.	751	131,095

Total Communications Equipment		4,978,817

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	2,072	175,706

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	661	136,543
Vulcan Materials Co.	1,408	163,117

Total Construction Materials		299,660

Consumer Finance - 1.2%
Ally Financial, Inc.	15,002	297,490
American Express Co.	17,569	1,672,569
Capital One Financial Corp.	16,185	1,013,019
Discover Financial Services	11,096	555,798
Synchrony Financial	33,223	736,222

Total Consumer Finance		4,275,098

Containers & Packaging - 0.4%
Avery Dennison Corp.	1,471	167,826
Ball Corp.	3,238	225,009
Crown Holdings, Inc.*	2,240	145,891
International Paper Co.	13,472	474,349
Packaging Corp. of America	2,399	239,420
WestRock Co.	7,707	217,800

Total Containers & Packaging		1,470,295

Distributors - 0.1%
Genuine Parts Co.	2,387	207,573
LKQ Corp.*	5,133	134,485

Total Distributors		342,058

Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc.*	408	47,818

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B*	12,721	2,270,826
Equitable Holdings, Inc.	16,293	314,292

Total Diversified Financial Services		2,585,118

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	135,204	4,087,217
CenturyLink, Inc.	35,698	358,051
Verizon Communications, Inc.	107,103	5,904,588

Total Diversified Telecommunication Services		10,349,856

Electric Utilities - 1.7%
Alliant Energy Corp.	2,838	135,770
American Electric Power Co., Inc.	5,293	421,535
Avangrid, Inc.	4,227	177,450
Duke Energy Corp.	10,969	876,313
Edison International	4,558	247,545
Entergy Corp.	1,461	137,056
Evergy, Inc.	3,511	208,167
Eversource Energy	3,993	332,497
Exelon Corp.	17,368	630,285
FirstEnergy Corp.	9,498	368,332
NextEra Energy, Inc.	3,214	771,906
NRG Energy, Inc.	5,193	169,084
Pinnacle West Capital Corp.	1,538	112,720
PPL Corp.	14,044	362,897
Southern Co. (The)	20,497	1,062,770
Xcel Energy, Inc.	5,617	351,063

Total Electric Utilities		6,365,390

Electrical Equipment - 0.3%
AMETEK, Inc.	2,892	258,458
Emerson Electric Co.	10,180	631,465
Rockwell Automation, Inc.	1,659	353,367

Total Electrical Equipment		1,243,290

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	3,701	354,593
CDW Corp.	1,743	202,502
Corning, Inc.	14,429	373,711
Keysight Technologies, Inc.*	1,091	109,951
Trimble, Inc.*	2,250	97,177
Zebra Technologies Corp. Class A*	715	183,004

Total Electronic Equipment, Instruments & Components		1,320,938

Energy Equipment & Services - 0.1%
Baker Hughes Co.	9,393	144,558
Halliburton Co.	16,348	212,197

Total Energy Equipment & Services		356,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
Entertainment - 1.1%
Activision Blizzard, Inc.	8,264	$627,238
Electronic Arts, Inc.*	3,579	472,607
Live Nation Entertainment, Inc.*	100	4,433
Netflix, Inc.*	1,382	628,865
Take-Two Interactive Software, Inc.*	718	100,211
Walt Disney Co. (The)	19,908	2,219,941

Total Entertainment		4,053,295

Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	398	64,576
American Tower Corp.	3,351	866,368
AvalonBay Communities, Inc.	979	151,393
Boston Properties, Inc.	1,342	121,290
Camden Property Trust	495	45,154
Crown Castle International Corp.	3,551	594,260
Digital Realty Trust, Inc.	570	81,003
Duke Realty Corp.	1,743	61,685
Equinix, Inc.	311	218,415
Equity LifeStyle Properties, Inc.	973	60,793
Equity Residential	2,264	133,168
Essex Property Trust, Inc.	417	95,564
Extra Space Storage, Inc.	1,274	117,679
Federal Realty Investment Trust	683	58,198
Gaming and Leisure Properties, Inc.	3,402	117,709
Healthpeak Properties, Inc.	1,425	39,273
Host Hotels & Resorts, Inc.	25,001	269,761
Invitation Homes, Inc.	304	8,369
Iron Mountain, Inc.(a)	3,175	82,868
Kilroy Realty Corp.	612	35,924
Kimco Realty Corp.	6,828	87,672
Medical Properties Trust, Inc.	5,551	104,359
Mid-America Apartment Communities, Inc.	571	65,477
National Retail Properties, Inc.	1,581	56,094
Omega Healthcare Investors, Inc.	2,751	81,787
Prologis, Inc.	7,556	705,201
Public Storage	2,167	415,826
Realty Income Corp.	1,907	113,466
Regency Centers Corp.	1,497	68,697
SBA Communications Corp.	219	65,244
Simon Property Group, Inc.	5,710	390,450
STORE Capital Corp.	2,036	48,477
Sun Communities, Inc.	331	44,910
UDR, Inc.	897	33,530
Ventas, Inc.	2,402	87,961
VICI Properties, Inc.	8,299	167,557
Vornado Realty Trust	3,092	118,145
W.P. Carey, Inc.	1,368	92,545
Welltower, Inc.	1,921	99,412
Weyerhaeuser Co.	2,565	57,610

Total Equity Real Estate Investment Trusts (REITs)		6,127,870

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	4,023	1,219,814
Kroger Co. (The)	19,218	650,529
Sysco Corp.	7,234	395,410
U.S. Foods Holding Corp.*	3,466	68,350
Walgreens Boots Alliance, Inc.	27,251	1,155,170
Walmart, Inc.	42,935	5,142,754

Total Food & Staples Retailing		8,632,027

Food Products - 1.6%
Archer-Daniels-Midland Co.	11,059	441,254
Campbell Soup Co.	4,199	208,396
Conagra Brands, Inc.	8,939	314,385
General Mills, Inc.	12,629	778,578
Hershey Co. (The)	3,025	392,100
Hormel Foods Corp.	7,002	337,987
J.M. Smucker Co. (The)	2,414	255,425
Kellogg Co.	4,161	274,876
Kraft Heinz Co. (The)	36,503	1,164,081
Lamb Weston Holdings, Inc.	1,723	110,151
McCormick & Co., Inc. Non-Voting Shares	1,285	230,542
Mondelez International, Inc. Class A	17,469	893,190
Tyson Foods, Inc. Class A	7,595	453,497

Total Food Products		5,854,462

Gas Utilities - 0.1%
Atmos Energy Corp.	1,512	150,565
UGI Corp.	1,601	50,912

Total Gas Utilities		201,477

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	12,868	1,176,521
ABIOMED, Inc.*	390	94,208
Align Technology, Inc.*	511	140,239
Baxter International, Inc.	6,065	522,197
Becton, Dickinson and Co.	1,901	454,852
Boston Scientific Corp.*	10,351	363,424
Cooper Cos., Inc. (The)	493	139,835
Danaher Corp.	5,905	1,044,181
Dentsply Sirona, Inc.	1,424	62,741
Edwards Lifesciences Corp.*	3,993	275,956
Hologic, Inc.*	1,732	98,724
IDEXX Laboratories, Inc.*	514	169,702
Intuitive Surgical, Inc.*	683	389,194
ResMed, Inc.	1,040	199,680
Stryker Corp.	4,032	726,526
Teleflex, Inc.	312	113,562
Varian Medical Systems, Inc.*	956	117,129
West Pharmaceutical Services, Inc.	478	108,587
Zimmer Biomet Holdings, Inc.	1,763	210,432

Total Health Care Equipment & Supplies		6,407,690

Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	5,356	539,724
Anthem, Inc.	4,963	1,305,170
Cardinal Health, Inc.	7,106	370,862
Centene Corp.*	10,288	653,803
Cigna Corp.	8,379	1,572,319
CVS Health Corp.	26,040	1,691,819
DaVita, Inc.*	3,209	253,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
HCA Healthcare, Inc.	8,471	$822,195
Henry Schein, Inc.*	2,756	160,923
Humana, Inc.	2,042	791,786
Laboratory Corp. of America Holdings*	1,728	287,038
McKesson Corp.	2,417	370,816
Quest Diagnostics, Inc.	2,266	258,233
UnitedHealth Group, Inc.	15,515	4,576,149
Universal Health Services, Inc. Class B	1,775	164,880

Total Health Care Providers & Services		13,819,677

Health Care Technology - 0.1%
Cerner Corp.	2,520	172,746
Veeva Systems, Inc. Class A*	619	145,106

Total Health Care Technology		317,852

Hotels, Restaurants & Leisure - 1.2%
Aramark	2,784	62,835
Chipotle Mexican Grill, Inc.*	112	117,864
Darden Restaurants, Inc.	1,922	145,630
Domino’s Pizza, Inc.	407	150,362
Hilton Worldwide Holdings, Inc.	2,623	192,659
Las Vegas Sands Corp.	7,898	359,675
Marriott International, Inc. Class A	3,454	296,112
McDonald’s Corp.	10,441	1,926,051
MGM Resorts International(a)	3,319	55,759
Starbucks Corp.	11,834	870,864
Vail Resorts, Inc.	392	71,403
Wynn Resorts Ltd.	963	71,734
Yum! Brands, Inc.	3,658	317,917

Total Hotels, Restaurants & Leisure		4,638,865

Household Durables - 0.6%
D.R. Horton, Inc.	10,430	578,344
Lennar Corp. Class A	10,660	656,869
Mohawk Industries, Inc.*	1,569	159,662
NVR, Inc.*	77	250,924
PulteGroup, Inc.	7,940	270,198
Whirlpool Corp.	1,729	223,957

Total Household Durables		2,139,954

Household Products - 1.6%
Church & Dwight Co., Inc.	2,638	203,917
Clorox Co. (The)	1,825	400,350
Colgate-Palmolive Co.	12,439	911,281
Kimberly-Clark Corp.	5,368	758,767
Procter & Gamble Co. (The)	31,615	3,780,206

Total Household Products		6,054,521

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	14,319	207,482
Vistra Energy Corp.	7,271	135,386

Total Independent Power & Renewable Electricity Producers		342,868

Industrial Conglomerates - 1.1%
3M Co.	10,047	1,567,231
Carlisle Cos., Inc.	916	109,618
General Electric Co.	90,177	615,909
Honeywell International, Inc.	10,564	1,527,449
Roper Technologies, Inc.	969	376,224

Total Industrial Conglomerates		4,196,431

Insurance - 2.4%
Aflac, Inc.	19,253	693,685
Alleghany Corp.	54	26,413
Allstate Corp. (The)	8,684	842,261
American Financial Group, Inc.	1,709	108,453
American International Group, Inc.	11,099	346,067
Arthur J. Gallagher & Co.	2,164	210,968
Brown & Brown, Inc.	3,068	125,052
Cincinnati Financial Corp.	2,246	143,811
CNA Financial Corp.	4,588	147,504
Fidelity National Financial, Inc.	5,423	166,269
Globe Life, Inc.	2,281	169,319
Hartford Financial Services Group, Inc. (The)	8,783	338,585
Lincoln National Corp.	4,847	178,321
Loews Corp.	3,599	123,410
Markel Corp.*	90	83,085
Marsh & McLennan Cos., Inc.	5,099	547,480
MetLife, Inc.	46,434	1,695,770
Principal Financial Group, Inc.	6,983	290,074
Progressive Corp. (The)	13,533	1,084,129
Prudential Financial, Inc.	12,197	742,797
Reinsurance Group of America, Inc.	1,486	116,562
Travelers Cos., Inc. (The)	5,636	642,786
W.R. Berkley Corp.	3,135	179,604

Total Insurance		9,002,405

Interactive Media & Services - 5.1%
Alphabet, Inc. Class A*	7,925	11,238,046
Facebook, Inc. Class A*	32,796	7,446,988
IAC/InterActiveCorp*	421	136,152
Twitter, Inc.*	4,789	142,664

Total Interactive Media & Services		18,963,850

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	2,073	5,719,034
Booking Holdings, Inc.*	759	1,208,586
eBay, Inc.	21,042	1,103,653
Expedia Group, Inc.	1,466	120,505

Total Internet & Direct Marketing Retail		8,151,778

IT Services - 4.1%
Akamai Technologies, Inc.*	1,710	183,124
Automatic Data Processing, Inc.	4,838	720,330
Black Knight, Inc.*	816	59,209
Booz Allen Hamilton Holding Corp.	1,832	142,511
Broadridge Financial Solutions, Inc.	1,266	159,757
Cognizant Technology Solutions Corp. Class A	11,654	662,180
DXC Technology Co.	10,277	169,571
EPAM Systems, Inc.*	396	99,796
Fidelity National Information Services, Inc.	1,996	267,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
Fiserv, Inc.*	2,612	$254,983
FleetCor Technologies, Inc.*	857	215,561
Gartner, Inc.*	475	57,632
Global Payments, Inc.	1,112	188,617
GoDaddy, Inc. Class A*	373	27,352
International Business Machines Corp.	24,508	2,959,831
Jack Henry & Associates, Inc.	549	101,032
Leidos Holdings, Inc.	1,949	182,563
MasterCard, Inc. Class A	8,330	2,463,181
Paychex, Inc.	4,020	304,515
PayPal Holdings, Inc.*	7,705	1,342,442
VeriSign, Inc.*	997	206,210
Visa, Inc. Class A	21,141	4,083,807
Western Union Co. (The)	7,844	169,587
WEX, Inc.*	304	50,163

Total IT Services		15,071,598

Leisure Products - 0.0%
Hasbro, Inc.	1,434	107,478

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	3,467	306,379
Bio-Rad Laboratories, Inc. Class A*	127	57,339
Illumina, Inc.*	796	294,798
IQVIA Holdings, Inc.*	653	92,648
Mettler-Toledo International, Inc.*	224	180,443
PerkinElmer, Inc.	943	92,499
Thermo Fisher Scientific, Inc.	3,573	1,294,641
Waters Corp.*	892	160,917

Total Life Sciences Tools & Services		2,479,664

Machinery - 1.9%
Caterpillar, Inc.	14,230	1,800,095
Cummins, Inc.	4,442	769,621
Deere & Co.	6,314	992,245
Dover Corp.	2,076	200,459
Fortive Corp.	2,752	186,200
IDEX Corp.	948	149,822
Illinois Tool Works, Inc.	4,803	839,805
Nordson Corp.	612	116,103
Otis Worldwide Corp.	5,562	316,255
PACCAR, Inc.	9,237	691,389
Parker-Hannifin Corp.	2,536	464,773
Snap-on, Inc.	1,373	190,174
Stanley Black & Decker, Inc.	2,146	299,109
Westinghouse Air Brake Technologies Corp.	1,166	67,127
Xylem, Inc.	2,268	147,329

Total Machinery		7,230,506

Media - 1.8%
Altice USA, Inc. Class A*	5,193	117,050
Cable One, Inc.	39	69,219
Charter Communications, Inc. Class A*	1,146	584,506
Comcast Corp. Class A	86,990	3,390,870
Discovery, Inc. Class A*(a)	21,935	462,828
DISH Network Corp. Class A*	13,009	448,941
Fox Corp. Class A	15,645	419,599
Liberty Broadband Corp. Class C*	214	26,527
Liberty Media Corp. - Liberty SiriusXM Series C*	3,971	136,801
Omnicom Group, Inc.	5,605	306,033
Sirius XM Holdings, Inc.	53,980	316,863
ViacomCBS, Inc. Class B	16,696	389,351

Total Media		6,668,588

Metals & Mining - 0.2%
Arconic Corp.*	2,185	30,437
Newmont Corp.	5,786	357,228
Nucor Corp.	10,951	453,481

Total Metals & Mining		841,146

Multi-Utilities - 0.9%
Ameren Corp.	2,941	206,929
CenterPoint Energy, Inc.	11,947	223,051
CMS Energy Corp.	3,054	178,415
Consolidated Edison, Inc.	5,184	372,885
Dominion Energy, Inc.	11,713	950,861
DTE Energy Co.	2,387	256,603
NiSource, Inc.	4,391	99,851
Public Service Enterprise Group, Inc.	7,409	364,226
Sempra Energy	2,880	337,622
WEC Energy Group, Inc.	3,397	297,747

Total Multi-Utilities		3,288,190

Multiline Retail - 0.5%
Dollar General Corp.	3,448	656,878
Dollar Tree, Inc.*	4,063	376,559
Target Corp.	7,974	956,322

Total Multiline Retail		1,989,759

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	37,445	3,341,217
Concho Resources, Inc.	5,371	276,606
ConocoPhillips	28,286	1,188,578
Continental Resources, Inc.	8,871	155,509
Diamondback Energy, Inc.	3,517	147,081
EOG Resources, Inc.	13,975	707,973
Exxon Mobil Corp.	66,354	2,967,351
Hess Corp.	53	2,746
Kinder Morgan, Inc.	36,713	556,936
Marathon Oil Corp.	14,506	88,777
Marathon Petroleum Corp.	21,594	807,184
Occidental Petroleum Corp.	18,369	336,153
ONEOK, Inc.	5,580	185,368
Phillips 66	15,575	1,119,842
Pioneer Natural Resources Co.	2,290	223,733
Valero Energy Corp.	7,774	457,267
Williams Cos., Inc. (The)	16,705	317,729

Total Oil, Gas & Consumable Fuels		12,880,050

Personal Products - 0.2%
Coty, Inc. Class A	5,898	26,364
Estee Lauder Cos., Inc. (The) Class A	3,378	637,361

Total Personal Products		663,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	29,322	$1,724,134
Elanco Animal Health, Inc.*	3,156	67,696
Eli Lilly & Co.	12,606	2,069,653
Johnson & Johnson	39,629	5,573,026
Merck & Co., Inc.	36,114	2,792,696
Pfizer, Inc.	98,462	3,219,707
Zoetis, Inc.	4,022	551,175

Total Pharmaceuticals		15,998,087

Professional Services - 0.1%
CoStar Group, Inc.*	182	129,342
TransUnion	1,245	108,365
Verisk Analytics, Inc.	1,052	179,050

Total Professional Services		416,757

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	6,205	280,590

Road & Rail - 1.2%
CSX Corp.	15,137	1,055,654
JB Hunt Transport Services, Inc.	1,315	158,247
Kansas City Southern	1,403	209,454
Norfolk Southern Corp.	4,646	815,698
Old Dominion Freight Line, Inc.	1,650	279,824
Union Pacific Corp.	10,997	1,859,263

Total Road & Rail		4,378,140

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	1,391	73,181
Analog Devices, Inc.	4,263	522,814
Applied Materials, Inc.	16,701	1,009,575
Broadcom, Inc.	2,823	890,967
Intel Corp.	103,179	6,173,200
KLA Corp.	2,066	401,796
Lam Research Corp.	2,758	892,103
Maxim Integrated Products, Inc.	3,789	229,651
Microchip Technology, Inc.	1,166	122,791
Micron Technology, Inc.*	47,359	2,439,936
NVIDIA Corp.	3,386	1,286,375
ON Semiconductor Corp.*	6,969	138,126
Qorvo, Inc.*	697	77,039
QUALCOMM, Inc.	20,188	1,841,347
Skyworks Solutions, Inc.	2,712	346,756
Teradyne, Inc.	2,205	186,345
Texas Instruments, Inc.	13,240	1,681,083
Universal Display Corp.	204	30,522
Xilinx, Inc.	3,440	338,462

Total Semiconductors & Semiconductor Equipment		18,682,069

Software - 7.1%
Adobe, Inc.*	2,901	1,262,835
ANSYS, Inc.*	538	156,951
Autodesk, Inc.*	204	48,795
Cadence Design Systems, Inc.*	2,254	216,294
Ceridian HCM Holding, Inc.*	204	16,171
Citrix Systems, Inc.	1,555	230,000
Fair Isaac Corp.*	204	85,280
Fortinet, Inc.*	845	115,993
Intuit, Inc.	1,968	582,902
Microsoft Corp.	82,977	16,886,649
NortonLifeLock, Inc.	4,322	85,705
Oracle Corp.	69,723	3,853,590
Paycom Software, Inc.*	204	63,185
PTC, Inc.*	170	13,224
salesforce.com, Inc.*	1,347	252,334
SS&C Technologies Holdings, Inc.	2,052	115,897
Synopsys, Inc.*	898	175,110
Trade Desk, Inc. (The) Class A*(a)	100	40,650
Tyler Technologies, Inc.*	141	48,910
VMware, Inc. Class A*(a)	14,985	2,320,577

Total Software		26,571,052

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,060	150,997
AutoZone, Inc.*	430	485,092
Best Buy Co., Inc.	6,067	529,467
Burlington Stores, Inc.*	600	118,158
CarMax, Inc.*	2,946	263,814
Home Depot, Inc. (The)	17,611	4,411,732
Lowe’s Cos., Inc.	9,892	1,336,607
O’Reilly Automotive, Inc.*	1,021	430,525
Ross Stores, Inc.	4,538	386,819
Tiffany & Co.	1,326	161,692
TJX Cos., Inc. (The)	16,970	858,003
Tractor Supply Co.	1,976	260,417
Ulta Beauty, Inc.*	863	175,552

Total Specialty Retail		9,568,875

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	60,320	22,004,736
Hewlett Packard Enterprise Co.	30,751	299,207
HP, Inc.	50,844	886,211
NetApp, Inc.	4,541	201,484

Total Technology Hardware, Storage & Peripherals		23,391,638

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	14,972	1,468,005
VF Corp.	5,568	339,314

Total Textiles, Apparel & Luxury Goods		1,807,319

Tobacco - 1.1%
Altria Group, Inc.	46,874	1,839,804
Philip Morris International, Inc.	30,480	2,135,429

Total Tobacco		3,975,233

Trading Companies & Distributors - 0.3%
Fastenal Co.	6,934	297,053
United Rentals, Inc.*	2,327	346,816
W.W. Grainger, Inc.	997	313,217

Total Trading Companies & Distributors		957,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,671	$214,991
Essential Utilities, Inc.	1,528	64,543

Total Water Utilities		279,534

Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.*	16,702	1,739,513

TOTAL COMMON STOCKS (Cost: $372,447,118)		371,139,038

RIGHTS - 0.0%

United States - 0.0%
T-Mobile U.S., Inc., expiring 7/27/20* (Cost: $6,180)	16,702	2,806

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $221,849)	3,900	242,931

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $76,425)	76,425	76,425

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $372,751,572)		371,461,200
Other Assets less Liabilities - 0.1%		400,233

NET ASSETS - 100.0%		$371,861,433

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,250,426 and the total market value of the collateral held by the Fund was $1,264,808. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,188,383.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. High Dividend Fund	$513,645	$1,486,156	$1,789,596	$(37,442)	$70,168	$242,931	$14,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$371,139,038	$—	$—	$371,139,038
Rights	2,806	—	—	2,806
Exchange-Traded Fund	242,931	—	—	242,931
Investment of Cash Collateral for Securities Loaned	—	76,425	—	76,425

Total Investments in Securities	$371,384,775	$76,425	$—	$371,461,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.6%
BWX Technologies, Inc.(a)	89,714	$5,081,401
Curtiss-Wright Corp.	15,967	1,425,534
Huntington Ingalls Industries, Inc.	43,906	7,661,158
Spirit AeroSystems Holdings, Inc. Class A(a)	34,649	829,497
Textron, Inc.	28,535	939,087

Total Aerospace & Defense		15,936,677

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.(a)	243,530	19,253,482
Expeditors International of Washington, Inc.	147,860	11,243,274

Total Air Freight & Logistics		30,496,756

Auto Components - 0.6%
BorgWarner, Inc.(a)	232,544	8,208,803
Gentex Corp.	314,518	8,105,129

Total Auto Components		16,313,932

Automobiles - 0.8%
Harley-Davidson, Inc.(a)	426,538	10,138,808
Thor Industries, Inc.	85,567	9,115,453

Total Automobiles		19,254,261

Banks - 8.9%
Associated Banc-Corp.	351,675	4,810,914
Bank of Hawaii Corp.(a)	73,685	4,524,996
Bank OZK(a)	284,437	6,675,736
BankUnited, Inc.	151,795	3,073,849
BOK Financial Corp.(a)	111,377	6,286,118
CIT Group, Inc.(a)	210,478	4,363,209
Comerica, Inc.	363,118	13,834,796
Commerce Bancshares, Inc.(a)	109,268	6,498,168
Community Bank System, Inc.(a)	80,483	4,589,141
Cullen/Frost Bankers, Inc.(a)	122,020	9,116,114
East West Bancorp, Inc.(a)	237,368	8,602,216
First Citizens BancShares, Inc. Class A(a)	897	363,303
First Financial Bankshares, Inc.(a)	127,323	3,678,361
First Hawaiian, Inc.	301,592	5,199,446
First Horizon National Corp.(a)	734,848	7,319,086
FNB Corp.(a)	838,519	6,288,892
Glacier Bancorp, Inc.	154,908	5,466,703
Hancock Whitney Corp.	134,427	2,849,852
Iberiabank Corp.	85,387	3,888,524
Investors Bancorp, Inc.	655,894	5,575,099
PacWest Bancorp	494,433	9,745,274
People’s United Financial, Inc.(a)	1,299,923	15,040,109
Pinnacle Financial Partners, Inc.(a)	47,716	2,003,595
Popular, Inc.(a)	134,510	4,999,737
Prosperity Bancshares, Inc.(a)	161,451	9,586,960
Signature Bank	58,421	6,246,373
Sterling Bancorp(a)	186,230	2,182,616
Synovus Financial Corp.(a)	307,052	6,303,778
TCF Financial Corp.(a)	321,460	9,457,353
UMB Financial Corp.	54,012	2,784,319
Umpqua Holdings Corp.	731,931	7,787,746
United Bankshares, Inc.(a)	247,680	6,850,829
Valley National Bancorp(a)	1,035,216	8,095,389
Webster Financial Corp.	197,597	5,653,250
Western Alliance Bancorp(a)	118,750	4,497,063
Wintrust Financial Corp.(a)	64,525	2,814,581
Zions Bancorp N.A.(a)	311,957	10,606,538

Total Banks		227,660,033

Building Products - 1.9%
A.O. Smith Corp.(a)	191,420	9,019,710
Armstrong World Industries, Inc.	34,836	2,715,815
Fortune Brands Home & Security, Inc.(a)	125,482	8,022,064
Lennox International, Inc.	31,488	7,336,389
Masco Corp.	234,999	11,799,300
Owens Corning	116,983	6,522,972
Simpson Manufacturing Co., Inc.	35,930	3,031,055

Total Building Products		48,447,305

Capital Markets - 5.0%
Affiliated Managers Group, Inc.(a)	64,351	4,798,010
Ares Management Corp. Class A(a)	296,540	11,772,638
CBOE Global Markets, Inc.	92,118	8,592,767
E*TRADE Financial Corp.	192,938	9,594,807
Eaton Vance Corp.(a)	247,234	9,543,232
FactSet Research Systems, Inc.(a)	27,740	9,111,758
Federated Hermes, Inc. Class B	211,928	5,022,694
Franklin Resources, Inc.(a)	1,369,641	28,721,372
Interactive Brokers Group, Inc. Class A(a)	48,000	2,004,960
Legg Mason, Inc.	262,156	13,042,261
LPL Financial Holdings, Inc.	57,797	4,531,285
Morningstar, Inc.	21,548	3,037,621
Raymond James Financial, Inc.	155,471	10,701,069
SEI Investments Co.	99,902	5,492,612
Stifel Financial Corp.	44,890	2,129,133

Total Capital Markets		128,096,219

Chemicals - 4.8%
Albemarle Corp.(a)	160,949	12,426,872
Ashland Global Holdings, Inc.	59,467	4,109,170
Balchem Corp.	5,614	532,544
CF Industries Holdings, Inc.	387,491	10,903,997
Eastman Chemical Co.(a)	308,680	21,496,475
FMC Corp.	143,825	14,327,846
Huntsman Corp.(a)	446,411	8,022,006
Mosaic Co. (The)	263,779	3,299,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

Investments	Shares	Value
NewMarket Corp.	13,664	$5,472,159
RPM International, Inc.	173,040	12,988,382
Scotts Miracle-Gro Co. (The)	93,776	12,610,059
Valvoline, Inc.	274,478	5,305,660
W.R. Grace & Co.	72,637	3,690,686
Westlake Chemical Corp.(a)	126,616	6,792,948

Total Chemicals		121,978,679

Commercial Services & Supplies - 1.1%
ADT, Inc.(a)	941,124	7,510,170
Brink’s Co. (The)(a)	31,497	1,433,428
MSA Safety, Inc.(a)	44,166	5,054,357
Rollins, Inc.(a)	278,037	11,785,988
Tetra Tech, Inc.	33,317	2,636,041

Total Commercial Services & Supplies		28,419,984

Communications Equipment - 0.9%
Juniper Networks, Inc.	713,233	16,304,506
Ubiquiti, Inc.(a)	34,214	5,972,396

Total Communications Equipment		22,276,902

Construction & Engineering - 0.4%
EMCOR Group, Inc.	14,623	967,165
Jacobs Engineering Group, Inc.	79,461	6,738,293
Quanta Services, Inc.	35,648	1,398,471

Total Construction & Engineering		9,103,929

Consumer Finance - 1.5%
Ally Financial, Inc.	543,446	10,776,534
FirstCash, Inc.	39,016	2,632,800
OneMain Holdings, Inc.	211,418	5,188,198
Santander Consumer USA Holdings, Inc.	861,323	15,856,956
SLM Corp.(a)	445,290	3,130,389

Total Consumer Finance		37,584,877

Containers & Packaging - 3.3%
AptarGroup, Inc.(a)	61,946	6,936,713
Avery Dennison Corp.(a)	103,289	11,784,242
Graphic Packaging Holding Co.	421,468	5,896,337
Packaging Corp. of America(a)	185,176	18,480,565
Sealed Air Corp.	173,785	5,708,837
Silgan Holdings, Inc.(a)	103,141	3,340,737
Sonoco Products Co.(a)	189,872	9,928,407
WestRock Co.(a)	792,509	22,396,305

Total Containers & Packaging		84,472,143

Distributors - 0.3%
Pool Corp.	32,844	8,929,298

Diversified Consumer Services - 0.6%
H&R Block, Inc.	592,241	8,457,202
Service Corp. International(a)	195,216	7,591,950

Total Diversified Consumer Services		16,049,152

Diversified Financial Services - 1.0%
Equitable Holdings, Inc.	765,912	14,774,442
Jefferies Financial Group, Inc.	455,130	7,077,272
Voya Financial, Inc.(a)	93,372	4,355,804

Total Diversified Financial Services		26,207,518

Electric Utilities - 3.6%
ALLETE, Inc.	105,469	5,759,662
Alliant Energy Corp.	442,368	21,162,885
Hawaiian Electric Industries, Inc.(a)	223,473	8,058,436
IDACORP, Inc.	83,166	7,266,213
NRG Energy, Inc.	79,403	2,585,362
OGE Energy Corp.	492,659	14,957,127
Pinnacle West Capital Corp.	280,754	20,576,461
PNM Resources, Inc.(a)	123,609	4,751,530
Portland General Electric Co.	166,203	6,948,948

Total Electric Utilities		92,066,624

Electrical Equipment - 0.8%
Acuity Brands, Inc.	10,949	1,048,257
GrafTech International Ltd.(a)	501,069	3,998,531
Hubbell, Inc.	93,362	11,703,860
Regal Beloit Corp.	40,619	3,546,851

Total Electrical Equipment		20,297,499

Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.	127,779	3,563,117
Cognex Corp.	56,733	3,388,095
Dolby Laboratories, Inc. Class A(a)	52,094	3,431,432
FLIR Systems, Inc.	132,215	5,363,963
Jabil, Inc.(a)	116,013	3,721,697
Littelfuse, Inc.(a)	16,648	2,840,648
National Instruments Corp.	212,107	8,210,662

Total Electronic Equipment, Instruments & Components		30,519,614

Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.(a)	494,988	9,657,216

Equity Real Estate Investment Trusts (REITs) - 15.3%
American Campus Communities, Inc.(a)	178,564	6,242,597
American Homes 4 Rent Class A	81,844	2,201,604
Americold Realty Trust	157,954	5,733,730
Apartment Investment & Management Co. Class A	151,512	5,702,912
Brixmor Property Group, Inc.	517,719	6,637,158
Camden Property Trust	99,915	9,114,246
CoreSite Realty Corp.	53,326	6,455,646
Corporate Office Properties Trust	140,083	3,549,703
Cousins Properties, Inc.	140,983	4,205,523
CubeSmart	269,234	7,266,626
CyrusOne, Inc.	125,640	9,140,310
Douglas Emmett, Inc.	148,469	4,552,060
Duke Realty Corp.	342,143	12,108,441
EastGroup Properties, Inc.	27,546	3,267,231
Equity LifeStyle Properties, Inc.	107,055	6,688,796
Extra Space Storage, Inc.	154,335	14,255,924
Federal Realty Investment Trust(a)	78,980	6,729,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

Investments	Shares	Value
First Industrial Realty Trust, Inc.	91,760	$3,527,254
Gaming and Leisure Properties, Inc.	500,400	17,313,840
Healthcare Realty Trust, Inc.	158,425	4,640,268
Healthcare Trust of America, Inc. Class A	290,606	7,706,871
Highwoods Properties, Inc.	145,095	5,416,396
Host Hotels & Resorts, Inc.(a)	1,097,685	11,844,021
Hudson Pacific Properties, Inc.(a)	145,719	3,666,290
Iron Mountain, Inc.(a)	761,104	19,864,814
JBG SMITH Properties	111,870	3,307,996
Kilroy Realty Corp.	85,682	5,029,533
Kimco Realty Corp.(a)	789,242	10,133,867
Lamar Advertising Co. Class A	128,528	8,580,529
Life Storage, Inc.	56,479	5,362,681
Macerich Co. (The)(a)	577,974	5,184,427
Medical Properties Trust, Inc.(a)	916,851	17,236,799
National Health Investors, Inc.	79,035	4,799,005
National Retail Properties, Inc.	228,334	8,101,290
Omega Healthcare Investors, Inc.(a)	474,963	14,120,650
Outfront Media, Inc.(a)	276,604	3,919,479
Park Hotels & Resorts, Inc.	586,752	5,802,977
Pebblebrook Hotel Trust	289,635	3,956,414
Physicians Realty Trust	316,565	5,546,219
PS Business Parks, Inc.	20,702	2,740,945
Rayonier, Inc.	155,429	3,853,085
Regency Centers Corp.	211,313	9,697,154
Rexford Industrial Realty, Inc.	52,497	2,174,951
Ryman Hospitality Properties, Inc.(a)	66,705	2,307,993
Sabra Health Care REIT, Inc.(a)	565,164	8,155,317
Service Properties Trust(a)	519,343	3,682,142
SL Green Realty Corp.	114,205	5,629,164
Spirit Realty Capital, Inc.	168,286	5,866,450
STAG Industrial, Inc.	202,194	5,928,328
STORE Capital Corp.	294,137	7,003,402
Terreno Realty Corp.	39,580	2,083,491
VEREIT, Inc.	2,140,712	13,764,778
VICI Properties, Inc.	750,560	15,153,806
Vornado Realty Trust(a)	255,194	9,750,963
Weingarten Realty Investors	209,401	3,963,961

Total Equity Real Estate Investment Trusts (REITs)		390,669,943

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.(a)	20,637	3,085,644

Food Products - 3.8%
Campbell Soup Co.	605,363	30,044,166
Flowers Foods, Inc.	515,623	11,529,330
Ingredion, Inc.	132,034	10,958,822
J&J Snack Foods Corp.	13,587	1,727,315
J.M. Smucker Co. (The)(a)	271,751	28,753,973
Lamb Weston Holdings, Inc.(a)	101,081	6,462,108
Lancaster Colony Corp.	33,258	5,154,658
Sanderson Farms, Inc.	10,877	1,260,536
Seaboard Corp.	21	61,610

Total Food Products		95,952,518

Gas Utilities - 2.6%
Atmos Energy Corp.(a)	173,270	17,254,227
National Fuel Gas Co.	222,744	9,339,656
New Jersey Resources Corp.	165,616	5,407,362
ONE Gas, Inc.(a)	78,447	6,044,341
Southwest Gas Holdings, Inc.	105,992	7,318,748
Spire, Inc.	108,799	7,149,182
UGI Corp.	425,142	13,519,516

Total Gas Utilities		66,033,032

Health Care Equipment & Supplies - 0.6%
CONMED Corp.	8,076	581,391
Dentsply Sirona, Inc.(a)	125,280	5,519,837
Hill-Rom Holdings, Inc.	35,983	3,950,214
West Pharmaceutical Services, Inc.	27,769	6,308,284

Total Health Care Equipment & Supplies		16,359,726

Health Care Providers & Services - 0.3%
Chemed Corp.	4,994	2,252,643
Encompass Health Corp.	104,161	6,450,691

Total Health Care Providers & Services		8,703,334

Hotels, Restaurants & Leisure - 1.4%
Aramark	190,215	4,293,153
Churchill Downs, Inc.(a)	20,802	2,769,786
Domino’s Pizza, Inc.	26,343	9,732,158
Wendy’s Co. (The)(a)	332,683	7,245,836
Wyndham Destinations, Inc.(a)	233,008	6,566,165
Wyndham Hotels & Resorts, Inc.	137,076	5,842,179

Total Hotels, Restaurants & Leisure		36,449,277

Household Durables - 2.4%
Leggett & Platt, Inc.	284,807	10,010,966
Newell Brands, Inc.(a)	1,370,133	21,757,712
PulteGroup, Inc.	236,709	8,055,207
Toll Brothers, Inc.	102,877	3,352,762
Whirlpool Corp.(a)	140,523	18,201,944

Total Household Durables		61,378,591

Household Products - 0.2%
Energizer Holdings, Inc.(a)	112,308	5,333,507

Independent Power & Renewable Electricity Producers - 1.9%
AES Corp. (The)	1,294,605	18,758,826
Ormat Technologies, Inc.(a)	16,422	1,042,633
TerraForm Power, Inc. Class A(a)	825,811	15,227,955
Vistra Energy Corp.	706,894	13,162,366

Total Independent Power & Renewable Electricity Producers		48,191,780

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	53,723	6,429,031

Insurance - 5.8%
American Financial Group, Inc.(a)	96,162	6,102,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

Investments	Shares	Value
American National Insurance Co.	58,886	$4,243,914
Assurant, Inc.	78,302	8,087,814
Brown & Brown, Inc.(a)	159,148	6,486,873
CNA Financial Corp.(a)	582,211	18,718,084
Erie Indemnity Co. Class A	66,119	12,688,236
Fidelity National Financial, Inc.	521,486	15,988,761
First American Financial Corp.	210,123	10,090,106
Globe Life, Inc.	45,840	3,402,703
Hanover Insurance Group, Inc. (The)	51,951	5,264,195
Kemper Corp.	65,527	4,752,018
Lincoln National Corp.	359,146	13,212,981
Old Republic International Corp.	733,132	11,957,383
Primerica, Inc.	27,462	3,202,069
Reinsurance Group of America, Inc.	69,944	5,486,407
RLI Corp.(a)	25,724	2,111,940
Selective Insurance Group, Inc.	52,152	2,750,497
Unum Group(a)	518,909	8,608,700
W.R. Berkley Corp.	75,452	4,322,645

Total Insurance		147,477,767

IT Services - 3.1%
Alliance Data Systems Corp.	72,956	3,291,775
Booz Allen Hamilton Holding Corp.	153,929	11,974,137
DXC Technology Co.(a)	376,836	6,217,794
Jack Henry & Associates, Inc.	57,813	10,639,326
KBR, Inc.(a)	105,181	2,371,832
Leidos Holdings, Inc.	145,463	13,625,519
MAXIMUS, Inc.	65,460	4,611,657
Perspecta, Inc.	105,791	2,457,525
Science Applications International Corp.	64,727	5,027,993
Western Union Co. (The)(a)	846,891	18,309,783

Total IT Services		78,527,341

Leisure Products - 1.3%
Brunswick Corp.(a)	97,267	6,226,060
Hasbro, Inc.(a)	242,026	18,139,849
Polaris, Inc.	108,482	10,040,009

Total Leisure Products		34,405,918

Life Sciences Tools & Services - 0.4%
Bio-Techne Corp.	21,780	5,751,445
Bruker Corp.(a)	48,075	1,955,691
PerkinElmer, Inc.	26,146	2,564,661

Total Life Sciences Tools & Services		10,271,797

Machinery - 3.8%
AGCO Corp.	46,610	2,584,991
Allison Transmission Holdings, Inc.	114,227	4,201,269
Crane Co.	74,221	4,413,181
Donaldson Co., Inc.	128,956	5,999,033
Flowserve Corp.	127,632	3,640,065
Graco, Inc.	134,819	6,469,964
IDEX Corp.	61,482	9,716,615
ITT, Inc.	62,909	3,695,275
John Bean Technologies Corp.(a)	6,929	596,032
Lincoln Electric Holdings, Inc.	84,857	7,148,354
Nordson Corp.(a)	42,283	8,021,508
Oshkosh Corp.	70,586	5,055,369
Snap-on, Inc.(a)	92,663	12,834,752
Timken Co. (The)(a)	120,108	5,463,713
Toro Co. (The)	87,260	5,788,828
Woodward, Inc.(a)	25,848	2,004,512
Xylem, Inc.	153,092	9,944,856

Total Machinery		97,578,317

Media - 1.5%
Cable One, Inc.(a)	3,080	5,466,538
Interpublic Group of Cos., Inc. (The)	1,069,310	18,349,360
New York Times Co. (The) Class A(a)	59,169	2,486,873
News Corp. Class A(a)	394,718	4,681,355
Nexstar Media Group, Inc. Class A(a)	52,884	4,425,862
TEGNA, Inc.(a)	245,824	2,738,479

Total Media		38,148,467

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	88,321	8,384,313
Royal Gold, Inc.	50,015	6,217,865
Steel Dynamics, Inc.	403,414	10,525,071

Total Metals & Mining		25,127,249

Multi-Utilities - 2.6%
Black Hills Corp.	118,488	6,713,530
CenterPoint Energy, Inc.	1,530,147	28,567,844
MDU Resources Group, Inc.	406,571	9,017,745
NiSource, Inc.	764,339	17,381,069
NorthWestern Corp.	111,131	6,058,862

Total Multi-Utilities		67,739,050

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	1,211,412	16,354,062
Cabot Oil & Gas Corp.	685,174	11,771,289
Cimarex Energy Co.	123,164	3,385,779
CVR Energy, Inc.(a)	532,717	10,712,939
Devon Energy Corp.	369,295	4,187,805
Diamondback Energy, Inc.(a)	87,637	3,664,979
HollyFrontier Corp.	295,703	8,634,528
Murphy Oil Corp.(a)	412,679	5,694,970
Noble Energy, Inc.(a)	672,725	6,027,616
Parsley Energy, Inc. Class A(a)	107,615	1,149,328
Targa Resources Corp.	1,570,714	31,524,230

Total Oil, Gas & Consumable Fuels		103,107,525

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	193,591	4,965,609

Professional Services - 0.7%
Exponent, Inc.	34,534	2,794,837
ManpowerGroup, Inc.	97,962	6,734,888
Robert Half International, Inc.(a)	161,021	8,506,739

Total Professional Services		18,036,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

Investments	Shares	Value
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	167,046	$2,542,440

Road & Rail - 0.5%
JB Hunt Transport Services, Inc.(a)	67,483	8,120,904
Knight-Swift Transportation Holdings, Inc.(a)	69,326	2,891,588
Landstar System, Inc.(a)	17,094	1,919,827

Total Road & Rail		12,932,319

Semiconductors & Semiconductor Equipment - 1.1%
Brooks Automation, Inc.(a)	39,303	1,738,765
Cabot Microelectronics Corp.	27,194	3,794,651
Entegris, Inc.(a)	76,559	4,520,809
MKS Instruments, Inc.	35,248	3,991,483
Monolithic Power Systems, Inc.	27,014	6,402,318
Teradyne, Inc.(a)	80,070	6,766,716
Universal Display Corp.	6,292	941,409

Total Semiconductors & Semiconductor Equipment		28,156,151

Software - 0.2%
CDK Global, Inc.	85,900	3,557,978
Pegasystems, Inc.	12,892	1,304,284

Total Software		4,862,262

Specialty Retail - 1.2%
Aaron’s, Inc.	13,193	598,962
Advance Auto Parts, Inc.	7,199	1,025,498
Lithia Motors, Inc. Class A(a)	9,441	1,428,707
Tractor Supply Co.	120,071	15,824,157
Williams-Sonoma, Inc.	154,639	12,681,944

Total Specialty Retail		31,559,268

Technology Hardware, Storage & Peripherals - 1.1%
NetApp, Inc.	468,085	20,768,932
Xerox Holdings Corp.	401,742	6,142,635

Total Technology Hardware, Storage & Peripherals		26,911,567

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	1,019,495	11,510,099

Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp.	396,817	3,249,931
New York Community Bancorp, Inc.(a)	1,832,932	18,695,906
Radian Group, Inc.	5,242	81,303
TFS Financial Corp.	1,010,966	14,466,924

Total Thrifts & Mortgage Finance		36,494,064

Trading Companies & Distributors - 1.0%
Air Lease Corp.(a)	94,875	2,778,889
MSC Industrial Direct Co., Inc. Class A	125,872	9,164,740
Watsco, Inc.(a)	80,381	14,283,704

Total Trading Companies & Distributors		26,227,333

Water Utilities - 0.5%
Essential Utilities, Inc.(a)	309,066	13,054,948

TOTAL COMMON STOCKS (Cost: $2,843,394,421)		2,551,990,956

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $891)	11	1,022

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%

United States - 8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $206,954,108)	206,954,108	206,954,108

TOTAL INVESTMENTS IN SECURITIES - 107.9% (Cost: $3,050,349,420)		2,758,946,086
Other Assets less Liabilities - (7.9)%		(200,852,074)

NET ASSETS - 100.0%		$2,558,094,012

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $315,397,387 and the total market value of the collateral held by the Fund was $321,609,537. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $114,655,429.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$8,731,483	$—	$9,411,214	$565,522	$115,231	$1,022	$33,747

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,551,990,956	$—	$—	$2,551,990,956
Exchange-Traded Fund	1,022	—	—	1,022
Investment of Cash Collateral for Securities Loaned	—	206,954,108	—	206,954,108

Total Investments in Securities	$2,551,991,978	$206,954,108	$—	$2,758,946,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 100.1%

United States - 100.1%

Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	19,845	$786,656
Axon Enterprise, Inc.*	724	71,046
BWX Technologies, Inc.	20,091	1,137,954
Curtiss-Wright Corp.	10,777	962,171
Hexcel Corp.(a)	21,800	985,796
Mercury Systems, Inc.*(a)	4,587	360,813
Moog, Inc. Class A	11,137	590,038
Parsons Corp.*(a)	11,395	412,955

Total Aerospace & Defense		5,307,429

Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*(a)	23,113	1,785,479

Airlines - 1.1%
Alaska Air Group, Inc.	53,171	1,927,980
Allegiant Travel Co.	6,615	722,424
JetBlue Airways Corp.*(a)	153,401	1,672,071
SkyWest, Inc.	26,596	867,562
Spirit Airlines, Inc.*(a)	48,938	871,096

Total Airlines		6,061,133

Auto Components - 2.7%
BorgWarner, Inc.	98,953	3,493,041
Dana, Inc.	147,703	1,800,500
Dorman Products, Inc.*	7,288	488,806
Fox Factory Holding Corp.*(a)	7,766	641,549
Gentex Corp.	78,349	2,019,054
Goodyear Tire & Rubber Co. (The)	136,216	1,218,452
LCI Industries	7,292	838,434
Lear Corp.	38,281	4,173,395
Visteon Corp.*	5,010	343,185

Total Auto Components		15,016,416

Automobiles - 0.6%
Harley-Davidson, Inc.(a)	61,869	1,470,626
Thor Industries, Inc.	16,817	1,791,515

Total Automobiles		3,262,141

Banks - 11.2%
Ameris Bancorp	23,950	564,981
Associated Banc-Corp.	75,436	1,031,964
Atlantic Union Bankshares Corp.	30,117	697,510
BancorpSouth Bank	35,492	807,088
Bank of Hawaii Corp.	12,934	794,277
Bank OZK	69,464	1,630,320
BankUnited, Inc.	41,188	834,057
BOK Financial Corp.	30,254	1,707,536
Cathay General Bancorp	37,290	980,727
CIT Group, Inc.(a)	40,355	836,559
Columbia Banking System, Inc.	26,042	738,160
Commerce Bancshares, Inc.	33,250	1,977,377
Community Bank System, Inc.	12,603	718,623
Cullen/Frost Bankers, Inc.	25,331	1,892,479
CVB Financial Corp.	52,038	975,192
East West Bancorp, Inc.	71,938	2,607,033
First Citizens BancShares, Inc. Class A	4,364	1,767,507
First Financial Bancorp	43,876	609,438
First Financial Bankshares, Inc.(a)	23,674	683,942
First Hawaiian, Inc.	53,233	917,737
First Horizon National Corp.(a)	145,556	1,449,738
First Midwest Bancorp, Inc.	49,304	658,208
FNB Corp.	156,241	1,171,808
Fulton Financial Corp.	68,363	719,862
Glacier Bancorp, Inc.	24,913	879,180
Hancock Whitney Corp.	36,890	782,068
Home BancShares, Inc.	78,167	1,202,208
Iberiabank Corp.	27,284	1,242,513
Independent Bank Corp.	10,921	732,690
Independent Bank Group, Inc.(a)	17,829	722,431
International Bancshares Corp.	25,864	828,165
Investors Bancorp, Inc.	83,275	707,838
Old National Bancorp	63,625	875,480
PacWest Bancorp	64,484	1,270,980
People’s United Financial, Inc.	159,072	1,840,463
Pinnacle Financial Partners, Inc.	32,839	1,378,910
Prosperity Bancshares, Inc.	24,508	1,455,285
Signature Bank	24,299	2,598,049
Simmons First National Corp. Class A	51,310	877,914
South State Corp.	27,104	1,291,777
Sterling Bancorp	107,890	1,264,471
Synovus Financial Corp.	78,816	1,618,092
TCF Financial Corp.	34,310	1,009,400
Texas Capital Bancshares, Inc.*	27,280	842,134
UMB Financial Corp.	14,683	756,909
Umpqua Holdings Corp.	105,289	1,120,275
United Bankshares, Inc.	34,719	960,328
United Community Banks, Inc.	31,820	640,218
Valley National Bancorp	132,159	1,033,483
Webster Financial Corp.	38,903	1,113,015
WesBanco, Inc.	24,496	497,514
Western Alliance Bancorp	44,996	1,703,999
Wintrust Financial Corp.	26,544	1,157,849
Zions Bancorp N.A.	84,651	2,878,134

Total Banks		62,053,895

Beverages - 0.3%
Boston Beer Co., Inc. (The) Class A*(a)	1,769	949,334
National Beverage Corp.*(a)	12,929	788,927

Total Beverages		1,738,261

Biotechnology - 0.7%
Arrowhead Pharmaceuticals, Inc.*(a)	5,475	236,465
Emergent BioSolutions, Inc.*	1,186	93,789
Exelixis, Inc.*	131,490	3,121,573
FibroGen, Inc.*(a)	4,853	196,692

Total Biotechnology		3,648,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
Building Products - 1.8%
A.O. Smith Corp.(a)	45,077	$2,124,028
AAON, Inc.	5,340	289,909
Armstrong World Industries, Inc.	12,041	938,716
Builders FirstSource, Inc.*	50,536	1,046,095
JELD-WEN Holding, Inc.*(a)	28,618	461,036
Owens Corning	45,656	2,545,778
Simpson Manufacturing Co., Inc.	7,766	655,140
Trex Co., Inc.*(a)	8,194	1,065,794
UFP Industries, Inc.,	18,980	939,700

Total Building Products		10,066,196

Capital Markets - 2.3%
Cohen & Steers, Inc.	8,389	570,871
Eaton Vance Corp.	47,090	1,817,674
Evercore, Inc. Class A	25,654	1,511,534
Federated Hermes, Inc. Class B	39,353	932,666
Interactive Brokers Group, Inc. Class A	18,017	752,570
Legg Mason, Inc.	28,344	1,410,114
LPL Financial Holdings, Inc.	34,245	2,684,808
Morningstar, Inc.	5,468	770,824
Stifel Financial Corp.	37,130	1,761,076
Tradeweb Markets, Inc. Class A	13,873	806,576

Total Capital Markets		13,018,713

Chemicals - 3.5%
Albemarle Corp.	48,090	3,713,029
Ashland Global Holdings, Inc.	9,873	682,224
Balchem Corp.	4,131	391,867
Cabot Corp.	24,378	903,205
Chemours Co. (The)(a)	120,486	1,849,460
H.B. Fuller Co.	11,772	525,031
Huntsman Corp.	92,113	1,655,271
Ingevity Corp.*	12,051	633,521
Innospec, Inc.	5,934	458,401
Mosaic Co. (The)	101,505	1,269,828
NewMarket Corp.	2,750	1,101,320
Olin Corp.	29,421	338,047
PolyOne Corp.	22,224	582,936
Quaker Chemical Corp.	2,199	408,244
Scotts Miracle-Gro Co. (The)	12,874	1,731,167
Sensient Technologies Corp.	10,766	561,555
Valvoline, Inc.	67,307	1,301,044
W.R. Grace & Co.	23,335	1,185,651

Total Chemicals		19,291,801

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	16,787	609,368
Brady Corp. Class A	11,785	551,774
Brink’s Co. (The)	6,261	284,938
Clean Harbors, Inc.*	5,591	335,348
Herman Miller, Inc.	20,565	485,540
IAA, Inc.*	23,226	895,827
KAR Auction Services, Inc.	52,657	724,560
MSA Safety, Inc.	6,954	795,816
Stericycle, Inc.*(a)	2,210	123,716
Tetra Tech, Inc.	9,868	780,756
UniFirst Corp.	4,342	777,001

Total Commercial Services & Supplies		6,364,644

Communications Equipment - 0.8%
Acacia Communications, Inc.*(a)	1,654	111,132
Ciena Corp.*	37,018	2,004,895
Juniper Networks, Inc.	84,780	1,938,071
Lumentum Holdings, Inc.*	3,843	312,936
Viavi Solutions, Inc.*	20,810	265,119

Total Communications Equipment		4,632,153

Construction & Engineering - 1.3%
AECOM*	54,810	2,059,760
EMCOR Group, Inc.	19,133	1,265,457
MasTec, Inc.*(a)	32,668	1,465,813
Quanta Services, Inc.	50,733	1,990,255
Valmont Industries, Inc.	5,255	597,073

Total Construction & Engineering		7,378,358

Construction Materials - 0.2%
Eagle Materials, Inc.	12,727	893,690
Summit Materials, Inc. Class A*	10,006	160,896

Total Construction Materials		1,054,586

Consumer Finance - 2.6%
Credit Acceptance Corp.*(a)	7,634	3,198,722
FirstCash, Inc.	10,689	721,294
LendingTree, Inc.*(a)	1,108	320,799
Navient Corp.	187,549	1,318,469
OneMain Holdings, Inc.	96,107	2,358,466
Santander Consumer USA Holdings, Inc.	217,317	4,000,806
SLM Corp.	343,057	2,411,691

Total Consumer Finance		14,330,247

Containers & Packaging - 1.9%
AptarGroup, Inc.	13,058	1,462,235
Berry Global Group, Inc.*	51,283	2,272,863
Graphic Packaging Holding Co.	76,462	1,069,703
Greif, Inc. Class A	26,391	908,114
Sealed Air Corp.	42,785	1,405,487
Silgan Holdings, Inc.	53,529	1,733,804
Sonoco Products Co.	31,719	1,658,587

Total Containers & Packaging		10,510,793

Distributors - 0.3%
Pool Corp.	7,070	1,922,121

Diversified Consumer Services - 1.2%
frontdoor, Inc.*	17,543	777,681
Graham Holdings Co. Class B	1,153	395,099
Grand Canyon Education, Inc.*	15,023	1,360,032
H&R Block, Inc.	94,346	1,347,261
Service Corp. International	39,705	1,544,127
ServiceMaster Global Holdings, Inc.*	1,425	50,858
Strategic Education, Inc.	3,084	473,857
WW International, Inc.*(a)	18,591	471,840

Total Diversified Consumer Services		6,420,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	19,945	$310,145
Voya Financial, Inc.	44,953	2,097,057

Total Diversified Financial Services		2,407,202

Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	2,210	170,966
GCI Liberty, Inc. Class A*	40,995	2,915,564

Total Diversified Telecommunication Services		3,086,530

Electric Utilities - 1.2%
ALLETE, Inc.	10,016	546,974
El Paso Electric Co.	5,605	375,535
Hawaiian Electric Industries, Inc.	21,148	762,597
IDACORP, Inc.	9,065	792,009
MGE Energy, Inc.	4,912	316,873
OGE Energy Corp.	50,733	1,540,254
PG&E Corp.*	158,491	1,405,815
PNM Resources, Inc.	11,765	452,247
Portland General Electric Co.	16,151	675,273

Total Electric Utilities		6,867,577

Electrical Equipment - 1.9%
Acuity Brands, Inc.	13,551	1,297,373
EnerSys	14,069	905,762
Generac Holdings, Inc.*	13,764	1,678,245
GrafTech International Ltd.(a)	416,065	3,320,199
Hubbell, Inc.	15,226	1,908,731
Regal Beloit Corp.	15,389	1,343,767

Total Electrical Equipment		10,454,077

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc.*	50,416	3,463,075
Avnet, Inc.	37,474	1,044,962
Belden, Inc.	16,555	538,865
Cognex Corp.	15,731	939,455
Coherent, Inc.*(a)	2,958	387,439
Dolby Laboratories, Inc. Class A	20,496	1,350,072
FLIR Systems, Inc.	24,253	983,944
II-VI, Inc.*(a)	10,792	509,598
Insight Enterprises, Inc.*(a)	13,775	677,730
IPG Photonics Corp.*(a)	9,787	1,569,737
Itron, Inc.*	5,013	332,111
Jabil, Inc.	57,825	1,855,026
Littelfuse, Inc.	5,002	853,491
National Instruments Corp.	17,370	672,393
Rogers Corp.*(a)	4,098	510,611
SYNNEX Corp.	22,028	2,638,294
Tech Data Corp.*	15,694	2,274,061
Vishay Intertechnology, Inc.	63,420	968,423

Total Electronic Equipment, Instruments & Components		21,569,287

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	17,397	339,415

Entertainment - 0.1%
Cinemark Holdings, Inc.(a)	44,148	509,909
World Wrestling Entertainment, Inc. Class A	3,470	150,772

Total Entertainment		660,681

Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust	7,980	103,580
Agree Realty Corp.(a)	5,249	344,912
American Assets Trust, Inc.	4,541	126,422
American Campus Communities, Inc.	9,966	348,411
American Homes 4 Rent Class A	12,731	342,464
Americold Realty Trust	15,447	560,726
Apartment Investment & Management Co. Class A	49,213	1,852,377
Apple Hospitality REIT, Inc.(a)	85,332	824,307
Brandywine Realty Trust	7,034	76,600
Brixmor Property Group, Inc.	63,309	811,621
Columbia Property Trust, Inc.	4,988	65,542
CoreSite Realty Corp.	3,829	463,539
Corporate Office Properties Trust	14,636	370,876
Cousins Properties, Inc.	7,855	234,315
CubeSmart	28,364	765,544
Douglas Emmett, Inc.	13,880	425,561
EastGroup Properties, Inc.	3,355	397,937
Empire State Realty Trust, Inc. Class A	21,976	153,832
EPR Properties(a)	16,308	540,284
First Industrial Realty Trust, Inc.	23,825	915,833
Healthcare Realty Trust, Inc.	3,164	92,674
Healthcare Trust of America, Inc. Class A	24,657	653,904
Highwoods Properties, Inc.	16,110	601,386
Hudson Pacific Properties, Inc.(a)	8,306	208,979
Lamar Advertising Co. Class A	22,455	1,499,096
Lexington Realty Trust	14,077	148,512
Life Storage, Inc.	7,978	757,511
Macerich Co. (The)(a)	31,855	285,739
National Health Investors, Inc.	10,885	660,937
Outfront Media, Inc.	35,191	498,657
Paramount Group, Inc.	2,519	19,422
Park Hotels & Resorts, Inc.	66,326	655,964
Physicians Realty Trust	13,528	237,011
Piedmont Office Realty Trust, Inc. Class A	12,719	211,263
PotlatchDeltic Corp.	5,562	211,523
PS Business Parks, Inc.	3,453	457,177
QTS Realty Trust, Inc. Class A(a)	187	11,985
Rayonier, Inc.	7,772	192,668
Retail Properties of America, Inc. Class A(a)	23,098	169,077
Rexford Industrial Realty, Inc.	6,219	257,653
RLJ Lodging Trust	37,550	354,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
Ryman Hospitality Properties, Inc.	17,799	$615,845
Sabra Health Care REIT, Inc.(a)	32,058	462,597
Service Properties Trust	37,744	267,605
SL Green Realty Corp.	6,445	317,674
Spirit Realty Capital, Inc.	18,955	660,771
STAG Industrial, Inc.	7,508	220,135
Sunstone Hotel Investors, Inc.	35,447	288,893
Terreno Realty Corp.	3,842	202,243
Urban Edge Properties	48,923	580,716
Washington Real Estate Investment Trust	1,014	22,511
Weingarten Realty Investors	44,059	834,037
Xenia Hotels & Resorts, Inc.	36,443	340,013

Total Equity Real Estate Investment Trusts (REITs)		22,723,333

Food & Staples Retailing - 1.0%
BJ’s Wholesale Club Holdings, Inc.*	54,109	2,016,642
Casey’s General Stores, Inc.	7,605	1,137,100
Grocery Outlet Holding Corp.*(a)	3,634	148,267
Performance Food Group Co.*	22,476	654,951
PriceSmart, Inc.	5,933	357,938
Sprouts Farmers Market, Inc.*	40,732	1,042,332

Total Food & Staples Retailing		5,357,230

Food Products - 1.5%
Darling Ingredients, Inc.*	24,388	600,433
Flowers Foods, Inc.	51,079	1,142,126
Hain Celestial Group, Inc. (The)*(a)	15,015	473,123
Ingredion, Inc.	27,104	2,249,632
J&J Snack Foods Corp.	2,392	304,095
Lancaster Colony Corp.	4,772	739,612
Pilgrim’s Pride Corp.*	66,635	1,125,465
Post Holdings, Inc.*	14,692	1,287,313
Sanderson Farms, Inc.	1,186	137,446
Simply Good Foods Co. (The)*	8,987	166,979
TreeHouse Foods, Inc.*	7,853	343,961

Total Food Products		8,570,185

Gas Utilities - 0.8%
National Fuel Gas Co.	35,137	1,473,294
New Jersey Resources Corp.	14,696	479,824
ONE Gas, Inc.	10,510	809,796
South Jersey Industries, Inc.	14,755	368,728
Southwest Gas Holdings, Inc.	14,427	996,184
Spire, Inc.	9,149	601,181

Total Gas Utilities		4,729,007

Health Care Equipment & Supplies - 1.4%
Cantel Medical Corp.(a)	6,001	265,424
CONMED Corp.	1,881	135,413
Globus Medical, Inc. Class A*(a)	13,752	656,108
Haemonetics Corp.*	5,545	496,610
Hill-Rom Holdings, Inc.	11,319	1,242,600
ICU Medical, Inc.*	4,313	794,929
Integer Holdings Corp.*	7,933	579,506
Integra LifeSciences Holdings Corp.*(a)	11,300	530,987
Masimo Corp.*	5,933	1,352,665
Neogen Corp.*	4,587	355,951
NuVasive, Inc.*	4,248	236,444
Penumbra, Inc.*(a)	1,172	209,577
Quidel Corp.*	4,841	1,083,125

Total Health Care Equipment & Supplies		7,939,339

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.*	27,824	698,939
Amedisys, Inc.*	4,070	808,058
AMN Healthcare Services, Inc.*	11,844	535,823
Chemed Corp.	2,487	1,121,811
Encompass Health Corp.	32,119	1,989,130
Ensign Group, Inc. (The)	13,144	550,076
HealthEquity, Inc.*(a)	6,812	399,660
LHC Group, Inc.*	4,361	760,210
Molina Healthcare, Inc.*(a)	33,078	5,887,222
Premier, Inc. Class A*	26,584	911,299
Select Medical Holdings Corp.*	37,291	549,296
Tenet Healthcare Corp.*	22,710	411,278

Total Health Care Providers & Services		14,622,802

Health Care Technology - 0.1%
HMS Holdings Corp.*	13,641	441,832
Omnicell, Inc.*	3,828	270,333

Total Health Care Technology		712,165

Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.	30,258	632,392
Choice Hotels International, Inc.(a)	11,662	920,132
Churchill Downs, Inc.(a)	5,688	757,357
Cracker Barrel Old Country Store, Inc.(a)	7,567	839,256
Dunkin’ Brands Group, Inc.	17,379	1,133,632
Eldorado Resorts, Inc.*(a)	9,331	373,800
Hilton Grand Vacations, Inc.*	41,559	812,479
Hyatt Hotels Corp. Class A(a)	48,272	2,427,599
Marriott Vacations Worldwide Corp.	17,802	1,463,502
Penn National Gaming, Inc.*(a)	28,881	882,026
Planet Fitness, Inc. Class A*	8,981	543,979
SeaWorld Entertainment, Inc.*(a)	20,141	298,288
Six Flags Entertainment Corp.(a)	31,757	610,052
Texas Roadhouse, Inc.	14,349	754,327
Wendy’s Co. (The)	30,533	665,009
Wingstop, Inc.	1,368	190,111
Wyndham Destinations, Inc.	41,213	1,161,382
Wyndham Hotels & Resorts, Inc.	12,462	531,130

Total Hotels, Restaurants & Leisure		14,996,453

Household Durables - 2.1%
KB Home	43,007	1,319,455
Leggett & Platt, Inc.	33,877	1,190,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
MDC Holdings, Inc.	29,049	$1,037,049
Meritage Homes Corp.*	18,838	1,433,949
Newell Brands, Inc.	25,372	402,907
Taylor Morrison Home Corp. Class A*(a)	67,329	1,298,776
Tempur Sealy International, Inc.*	15,334	1,103,281
Toll Brothers, Inc.	87,417	2,848,920
TopBuild Corp.*	9,326	1,061,019

Total Household Durables		11,696,133

Household Products - 0.3%
Energizer Holdings, Inc.	17,104	812,269
Spectrum Brands Holdings, Inc.	6,938	318,454
WD-40 Co.	1,764	349,801

Total Household Products		1,480,524

Independent Power & Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	7,064	448,493

Insurance - 4.6%
American Equity Investment Life Holding Co.	14,455	357,183
American National Insurance Co.	10,896	785,275
Assurant, Inc.	11,014	1,137,636
Brighthouse Financial, Inc.*	208,677	5,805,394
Erie Indemnity Co. Class A	9,780	1,876,782
First American Financial Corp.	51,369	2,466,739
Hanover Insurance Group, Inc. (The)	10,731	1,087,372
Kemper Corp.	25,203	1,827,722
Mercury General Corp.	24,030	979,223
National General Holdings Corp.	67,004	1,447,957
Old Republic International Corp.	102,972	1,679,473
Primerica, Inc.	13,611	1,587,043
RLI Corp.	7,641	627,326
Selective Insurance Group, Inc.	18,237	961,819
Unum Group	182,104	3,021,105

Total Insurance		25,648,049

Interactive Media & Services - 0.9%
Cargurus, Inc.*	5,824	147,638
Match Group, Inc.*(a)	39,459	4,224,086
TripAdvisor, Inc.	22,478	427,307
Yelp, Inc.*	6,873	158,973

Total Interactive Media & Services		4,958,004

Internet & Direct Marketing Retail - 0.1%
Etsy, Inc.*	7,285	773,886
GrubHub, Inc.*	171	12,021

Total Internet & Direct Marketing Retail		785,907

IT Services - 1.5%
Alliance Data Systems Corp.	25,870	1,167,254
CACI International, Inc. Class A*	6,574	1,425,769
Euronet Worldwide, Inc.*	11,137	1,067,147
ExlService Holdings, Inc.*	4,275	271,035
KBR, Inc.	30,283	682,882
MAXIMUS, Inc.	17,432	1,228,085
Perspecta, Inc.	34,772	807,754
Sabre Corp.(a)	51,190	412,591
Science Applications International Corp.	15,447	1,199,923

Total IT Services		8,262,440

Leisure Products - 0.7%
Brunswick Corp.	31,577	2,021,244
Polaris, Inc.	17,637	1,632,304
YETI Holdings, Inc.*	9,942	424,822

Total Leisure Products		4,078,370

Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	2,683	708,500
Bruker Corp.	22,781	926,731
Charles River Laboratories International, Inc.*	8,702	1,517,194
Medpace Holdings, Inc.*	6,479	602,676
NeoGenomics, Inc.*(a)	848	26,271
PRA Health Sciences, Inc.*	12,385	1,204,937
Repligen Corp.*	1,401	173,178
Syneos Health, Inc.*(a)	13,437	782,705

Total Life Sciences Tools & Services		5,942,192

Machinery - 5.4%
AGCO Corp.	27,331	1,515,777
Albany International Corp. Class A	8,304	487,528
Allison Transmission Holdings, Inc.	61,773	2,272,011
Barnes Group, Inc.	14,418	570,376
Colfax Corp.*(a)	16,406	457,727
Crane Co.	21,567	1,282,374
Donaldson Co., Inc.	26,671	1,240,735
ESCO Technologies, Inc.	5,476	462,886
Flowserve Corp.	27,107	773,092
Franklin Electric Co., Inc.	9,601	504,245
Graco, Inc.	34,248	1,643,562
Hillenbrand, Inc.	23,145	626,535
Ingersoll Rand, Inc.*	39,522	1,111,359
ITT, Inc.	23,477	1,379,039
John Bean Technologies Corp.	7,193	618,742
Kennametal, Inc.	27,988	803,535
Lincoln Electric Holdings, Inc.	16,119	1,357,865
Middleby Corp. (The)*	16,027	1,265,171
Navistar International Corp.*	94,766	2,672,401
Oshkosh Corp.	34,536	2,473,468
Proto Labs, Inc.*	3,561	400,506
RBC Bearings, Inc.*	3,842	514,982
Rexnord Corp.	28,581	833,136
Timken Co. (The)	32,486	1,477,788
Toro Co. (The)	16,154	1,071,656
Trinity Industries, Inc.	10,736	228,569
Watts Water Technologies, Inc. Class A	7,246	586,926
Welbilt, Inc.*(a)	25,957	158,078
Woodward, Inc.(a)	13,076	1,014,044

Total Machinery		29,804,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
Marine - 0.1%
Kirby Corp.*	11,918	$638,328

Media - 1.6%
Interpublic Group of Cos., Inc. (The)	158,724	2,723,704
John Wiley & Sons, Inc. Class A	17,014	663,546
New York Times Co. (The) Class A(a)	20,926	879,520
News Corp. Class A	118,203	1,401,887
Nexstar Media Group, Inc. Class A	11,158	933,813
Sinclair Broadcast Group, Inc. Class A(a)	45,168	833,801
TEGNA, Inc.	115,355	1,285,055

Total Media		8,721,326

Metals & Mining - 1.7%
Alcoa Corp.*	61,177	687,629
Allegheny Technologies, Inc.*(a)	54,846	558,881
Carpenter Technology Corp.	17,338	420,967
Commercial Metals Co.	53,647	1,094,399
Reliance Steel & Aluminum Co.	25,979	2,466,186
Royal Gold, Inc.	6,359	790,551
Steel Dynamics, Inc.	123,992	3,234,951

Total Metals & Mining		9,253,564

Multi-Utilities - 0.6%
Avista Corp.	12,115	440,865
Black Hills Corp.	13,754	779,302
MDU Resources Group, Inc.	55,470	1,230,324
NorthWestern Corp.	12,385	675,230

Total Multi-Utilities		3,125,721

Multiline Retail - 1.1%
Kohl’s Corp.	93,430	1,940,541
Macy’s, Inc.(a)	282,602	1,944,302
Nordstrom, Inc.	65,259	1,010,862
Ollie’s Bargain Outlet Holdings, Inc.*(a)	10,072	983,531

Total Multiline Retail		5,879,236

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	72,770	982,395
Cabot Oil & Gas Corp.	237,925	4,087,551
Cimarex Energy Co.	62,018	1,704,875
CVR Energy, Inc.(a)	58,978	1,186,047
Delek U.S. Holdings, Inc.	60,208	1,048,221
Devon Energy Corp.	204,256	2,316,263
Equitrans Midstream Corp.(a)	8,639	71,790
HollyFrontier Corp.	103,724	3,028,741
Kosmos Energy Ltd.(a)	67,832	112,601
Murphy Oil Corp.(a)	58,592	808,570
Parsley Energy, Inc. Class A	68,388	730,384
World Fuel Services Corp.	29,954	771,615
WPX Energy, Inc.*(a)	233,002	1,486,553

Total Oil, Gas & Consumable Fuels		18,335,606

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	13,748	352,636

Pharmaceuticals - 0.2%
Catalent, Inc.*	17,315	1,269,190

Professional Services - 1.7%
ASGN, Inc.*	13,985	932,520
CoreLogic, Inc.	11,171	750,914
Exponent, Inc.	5,934	480,239
FTI Consulting, Inc.*	10,334	1,183,760
Insperity, Inc.	9,988	646,523
ManpowerGroup, Inc.	27,294	1,876,462
Robert Half International, Inc.	39,337	2,078,174
TriNet Group, Inc.*(a)	20,831	1,269,441

Total Professional Services		9,218,033

Real Estate Management & Development - 0.4%
Howard Hughes Corp. (The)*	2,432	126,343
Jones Lang LaSalle, Inc.	15,785	1,633,116
Kennedy-Wilson Holdings, Inc.	18,092	275,360

Total Real Estate Management & Development		2,034,819

Road & Rail - 1.4%
AMERCO	5,266	1,591,333
Knight-Swift Transportation Holdings, Inc.(a)	53,912	2,248,670
Landstar System, Inc.	11,740	1,318,519
Ryder System, Inc.	19,436	729,044
Saia, Inc.*	6,834	759,804
Werner Enterprises, Inc.	24,259	1,055,994

Total Road & Rail		7,703,364

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Energy Industries, Inc.*	3,902	264,517
Amkor Technology, Inc.*	36,700	451,777
Cabot Microelectronics Corp.	4,248	592,766
Cirrus Logic, Inc.*	8,307	513,207
Diodes, Inc.*	14,182	719,027
Enphase Energy, Inc.*(a)	10,192	484,833
Entegris, Inc.	16,886	997,118
Lattice Semiconductor Corp.*	9,772	277,427
MKS Instruments, Inc.	10,359	1,173,053
Monolithic Power Systems, Inc.	3,537	838,269
Power Integrations, Inc.	2,465	291,191
Semtech Corp.*	5,205	271,805
Silicon Laboratories, Inc.*	1,466	146,996

Total Semiconductors & Semiconductor Equipment		7,021,986

Software - 1.3%
ACI Worldwide, Inc.*(a)	10,666	287,875
Alteryx, Inc. Class A*(a)	1,188	195,165
Aspen Technology, Inc.*	11,562	1,197,939
Blackbaud, Inc.	1,528	87,218
CDK Global, Inc.	31,068	1,286,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

Investments	Shares	Value
CommVault Systems, Inc.*	2,078	$80,419
j2 Global, Inc.(a)	8,688	549,168
LogMeIn, Inc.	1,496	126,816
Manhattan Associates, Inc.*	6,623	623,887
Nuance Communications, Inc.*(a)	32,722	828,030
Paylocity Holding Corp.*(a)	2,719	396,675
Qualys, Inc.*	4,037	419,929
RealPage, Inc.*(a)	5,391	350,469
Teradata Corp.*	4,937	102,690
Verint Systems, Inc.*	6,273	283,414
Zoom Video Communications, Inc. Class A*	685	173,675

Total Software		6,990,205

Specialty Retail - 4.4%
Aaron’s, Inc.	20,842	946,227
American Eagle Outfitters, Inc.	94,247	1,027,292
AutoNation, Inc.*	38,576	1,449,686
Dick’s Sporting Goods, Inc.	33,070	1,364,468
Five Below, Inc.*(a)	6,542	699,405
Floor & Decor Holdings, Inc. Class A*(a)	14,347	827,104
Foot Locker, Inc.	75,243	2,194,086
Gap, Inc. (The)	309,871	3,910,572
L Brands, Inc.	214,296	3,208,011
Lithia Motors, Inc. Class A	8,523	1,289,786
Monro, Inc.	5,354	294,149
Murphy USA, Inc.*(a)	9,110	1,025,695
National Vision Holdings, Inc.*(a)	4,000	122,080
Penske Automotive Group, Inc.(a)	45,067	1,744,544
RH*(a)	4,438	1,104,618
Urban Outfitters, Inc.*(a)	51,454	783,130
Williams-Sonoma, Inc.	27,111	2,223,373

Total Specialty Retail		24,214,226

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp.*	22,360	387,275
Xerox Holdings Corp.	136,346	2,084,731

Total Technology Hardware, Storage & Peripherals		2,472,006

Textiles, Apparel & Luxury Goods - 2.8%
Carter’s, Inc.	15,476	1,248,913
Columbia Sportswear Co.(a)	19,618	1,580,818
Deckers Outdoor Corp.*	9,522	1,870,026
Hanesbrands, Inc.	256,501	2,895,896
PVH Corp.	26,570	1,276,689
Ralph Lauren Corp.	27,035	1,960,578
Skechers U.S.A., Inc. Class A*	44,859	1,407,675
Steven Madden Ltd.	17,875	441,334
Tapestry, Inc.	128,784	1,710,252
Under Armour, Inc. Class A*	39,123	381,058
Wolverine World Wide, Inc.	34,176	813,731

Total Textiles, Apparel & Luxury Goods		15,586,970

Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp.	231,240	1,893,855
New York Community Bancorp, Inc.	158,309	1,614,752
NMI Holdings, Inc. Class A*	26,185	421,055
PennyMac Financial Services, Inc.	45,270	1,891,833
Radian Group, Inc.	133,317	2,067,747
TFS Financial Corp.	19,804	283,395
Washington Federal, Inc.	30,196	810,461
WSFS Financial Corp.	15,028	431,304

Total Thrifts & Mortgage Finance		9,414,402

Trading Companies & Distributors - 1.7%
Air Lease Corp.(a)	63,748	1,867,179
Applied Industrial Technologies, Inc.	13,048	814,065
GATX Corp.(a)	9,480	578,090
HD Supply Holdings, Inc.*	61,998	2,148,231
MSC Industrial Direct Co., Inc. Class A	20,866	1,519,253
SiteOne Landscape Supply, Inc.*	5,579	635,838
Univar Solutions, Inc.*(a)	48,294	814,237
Watsco, Inc.	7,301	1,297,388

Total Trading Companies & Distributors		9,674,281

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	9,037	277,346

Water Utilities - 0.1%
American States Water Co.	4,923	387,096
California Water Service Group	7,126	339,910

Total Water Utilities		727,006

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	25,177	500,519

TOTAL COMMON STOCKS (Cost: $651,933,747)		555,413,918

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $1,012,561)	36,375	1,030,867

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $31,566,071)	31,566,071	31,566,071

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $684,512,379)		588,010,856
Other Assets less Liabilities - (6.0)%		(33,262,566)

NET ASSETS - 100.0%		$554,748,290

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2020

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $61,390,573 and the total market value of the collateral held by the Fund was $62,625,546. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $31,059,475.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$821,392	$617,920	$604,177	$(111,776)	$307,508	$1,030,867	$12,050

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Electronic Equipment, Instruments & Components	$19,295,226	$2,274,061	$—	$21,569,287
Other	533,844,631	—	—	533,844,631
Exchange-Traded Fund	1,030,867	—	—	1,030,867
Investment of Cash Collateral for Securities Loaned	—	31,566,071	—	31,566,071

Total Investments in Securities	$554,170,724	$33,840,132	$—	$588,010,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.2%
BWX Technologies, Inc.	10,014	$567,192
Huntington Ingalls Industries, Inc.	2,810	490,317
Lockheed Martin Corp.	1,522	555,408

Total Aerospace & Defense		1,612,917

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	7,856	621,095
Expeditors International of Washington, Inc.	8,475	644,439
United Parcel Service, Inc. Class B	5,849	650,292

Total Air Freight & Logistics		1,915,826

Auto Components - 0.5%
BorgWarner, Inc.	17,281	610,019

Automobiles - 0.4%
Tesla, Inc.*	441	476,196

Biotechnology - 5.2%
AbbVie, Inc.	5,632	552,950
Alexion Pharmaceuticals, Inc.*	4,111	461,419
Amgen, Inc.	2,389	563,469
Biogen, Inc.*	1,432	383,132
BioMarin Pharmaceutical, Inc.*	4,249	524,072
Emergent BioSolutions, Inc.*	4,331	342,495
Exelixis, Inc.*	15,477	367,424
Gilead Sciences, Inc.	7,541	580,204
Incyte Corp.*	5,183	538,876
Neurocrine Biosciences, Inc.*	3,936	480,192
Regeneron Pharmaceuticals, Inc.*	854	532,597
Seattle Genetics, Inc.*	2,379	404,240
United Therapeutics Corp.*	4,342	525,382
Vertex Pharmaceuticals, Inc.*	1,886	547,525

Total Biotechnology		6,803,977

Building Products - 0.5%
A.O. Smith Corp.	12,560	591,827

Capital Markets - 3.7%
CBOE Global Markets, Inc.	14,679	1,369,257
Houlihan Lokey, Inc.	29,282	1,629,250
LPL Financial Holdings, Inc.	9,235	724,024
MarketAxess Holdings, Inc.	2,368	1,186,179

Total Capital Markets		4,908,710

Chemicals - 0.5%
NewMarket Corp.	1,569	628,353

Communications Equipment - 2.1%
Ciena Corp.*	11,196	606,375
F5 Networks, Inc.*	5,785	806,892
Juniper Networks, Inc.	35,316	807,324
Lumentum Holdings, Inc.*(a)	6,440	524,409

Total Communications Equipment		2,745,000

Containers & Packaging - 1.0%
Berry Global Group, Inc.*	9,749	432,076
Packaging Corp. of America	4,614	460,477
Sealed Air Corp.	10,630	349,195

Total Containers & Packaging		1,241,748

Distributors - 0.6%
Pool Corp.	3,042	827,029

Diversified Consumer Services - 1.6%
Chegg, Inc.*	8,375	563,303
frontdoor, Inc.*	19,281	854,727
Grand Canyon Education, Inc.*	7,763	702,784

Total Diversified Consumer Services		2,120,814

Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	61,545	617,297
Verizon Communications, Inc.	18,910	1,042,508

Total Diversified Telecommunication Services		1,659,805

Electric Utilities - 0.8%
NRG Energy, Inc.	21,753	708,278
PG&E Corp.*(a)	34,438	305,465

Total Electric Utilities		1,013,743

Electronic Equipment, Instruments & Components - 1.2%
SYNNEX Corp.	4,536	543,277
Trimble, Inc.*	12,387	534,994
Zebra Technologies Corp. Class A*	1,978	506,269

Total Electronic Equipment, Instruments & Components		1,584,540

Entertainment - 4.3%
Activision Blizzard, Inc.	14,969	1,136,147
Electronic Arts, Inc.*	9,728	1,284,582
Netflix, Inc.*	2,309	1,050,687
Take-Two Interactive Software, Inc.*	7,838	1,093,950
Zynga, Inc. Class A*	112,635	1,074,538

Total Entertainment		5,639,904

Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Commonwealth	46,778	1,506,252
Vornado Realty Trust	17,844	681,819

Total Equity Real Estate Investment Trusts (REITs)		2,188,071

Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc.*	11,116	414,293
Kroger Co. (The)	17,270	584,590
Walmart, Inc.	4,586	549,311

Total Food & Staples Retailing		1,548,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2020

Investments	Shares	Value
Food Products - 3.6%
Campbell Soup Co.	10,985	$545,186
Conagra Brands, Inc.	13,752	483,658
Flowers Foods, Inc.	21,612	483,244
General Mills, Inc.	9,128	562,741
Hormel Foods Corp.	10,737	518,275
Ingredion, Inc.	4,762	395,246
J.M. Smucker Co. (The)	4,814	509,369
Kellogg Co.	7,741	511,371
Kraft Heinz Co. (The)	11,461	365,491
Tyson Foods, Inc. Class A	4,993	298,132

Total Food Products		4,672,713

Gas Utilities - 0.5%
UGI Corp.	19,732	627,478

Health Care Equipment & Supplies - 2.7%
ABIOMED, Inc.*	1,213	293,012
DexCom, Inc.*	814	329,996
Haemonetics Corp.*	4,050	362,718
Hill-Rom Holdings, Inc.	4,675	513,221
Hologic, Inc.*	9,081	517,617
Masimo Corp.*	2,427	553,332
Quidel Corp.*	1,821	407,431
West Pharmaceutical Services, Inc.	2,584	587,007

Total Health Care Equipment & Supplies		3,564,334

Health Care Providers & Services - 2.6%
Amedisys, Inc.*	2,133	423,486
AmerisourceBergen Corp.	4,717	475,332
Chemed Corp.	1,082	488,058
DaVita, Inc.*	5,802	459,170
Henry Schein, Inc.*	7,691	449,077
Humana, Inc.	942	365,261
McKesson Corp.	2,688	412,393
Molina Healthcare, Inc.*	2,220	395,116

Total Health Care Providers & Services		3,467,893

Health Care Technology - 0.7%
Cerner Corp.	7,736	530,303
Veeva Systems, Inc. Class A*	1,777	416,564

Total Health Care Technology		946,867

Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc.*	613	645,097
Domino’s Pizza, Inc.	1,934	714,497

Total Hotels, Restaurants & Leisure		1,359,594

Household Durables - 1.8%
D.R. Horton, Inc.	10,275	569,749
Lennar Corp. Class A	7,660	472,009
Mohawk Industries, Inc.*	3,403	346,289
Newell Brands, Inc.	28,743	456,439
PulteGroup, Inc.	13,389	455,628

Total Household Durables		2,300,114

Household Products - 2.0%
Church & Dwight Co., Inc.	6,707	518,451
Clorox Co. (The)	2,627	576,285
Colgate-Palmolive Co.	6,997	512,600
Kimberly-Clark Corp.	4,026	569,075
Procter & Gamble Co. (The)	4,219	504,466

Total Household Products		2,680,877

Independent Power & Renewable Electricity Producers - 0.5%
Vistra Energy Corp.	35,693	664,604

Insurance - 6.3%
Allstate Corp. (The)	13,697	1,328,472
Brown & Brown, Inc.	35,260	1,437,198
Fidelity National Financial, Inc.	30,019	920,382
First American Financial Corp.	20,875	1,002,417
Hartford Financial Services Group, Inc. (The)	20,581	793,398
Kemper Corp.	15,128	1,097,083
Progressive Corp. (The)	20,675	1,656,274

Total Insurance		8,235,224

Interactive Media & Services - 1.2%
Facebook, Inc. Class A*	4,134	938,707
Match Group, Inc.*(a)	6,440	689,402

Total Interactive Media & Services		1,628,109

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.*	377	1,040,075
eBay, Inc.	21,294	1,116,870

Total Internet & Direct Marketing Retail		2,156,945

IT Services - 7.3%
Akamai Technologies, Inc.*	9,893	1,059,441
Black Knight, Inc.*	12,769	926,519
Booz Allen Hamilton Holding Corp.	12,486	971,286
CACI International, Inc. Class A*	3,094	671,027
EPAM Systems, Inc.*	2,237	563,746
Euronet Worldwide, Inc.*	4,522	433,298
FleetCor Technologies, Inc.*	2,333	586,820
Gartner, Inc.*	4,915	596,337
GoDaddy, Inc. Class A*	7,342	538,389
Jack Henry & Associates, Inc.	5,342	983,088
Leidos Holdings, Inc.	7,541	706,365
MAXIMUS, Inc.	11,242	791,999
Western Union Co. (The)	36,528	789,735

Total IT Services		9,618,050

Life Sciences Tools & Services - 2.7%
Bio-Rad Laboratories, Inc. Class A*	1,160	523,728
Bio-Techne Corp.	2,050	541,343
Illumina, Inc.*	1,162	430,347
Mettler-Toledo International, Inc.*	554	446,275
PerkinElmer, Inc.	5,488	538,318
Repligen Corp.*	3,334	412,116
Thermo Fisher Scientific, Inc.	1,635	592,426

Total Life Sciences Tools & Services		3,484,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2020

Investments	Shares	Value
Machinery - 0.8%
Allison Transmission Holdings, Inc.	14,915	$548,574
Cummins, Inc.	3,053	528,963

Total Machinery		1,077,537

Media - 3.7%
Charter Communications, Inc. Class A*	1,983	1,011,409
Discovery, Inc. Class A*(a)	30,406	641,567
Fox Corp. Class A	27,098	726,768
New York Times Co. (The) Class A(a)	23,561	990,269
News Corp. Class A	57,647	683,694
Sirius XM Holdings, Inc.	145,085	851,649

Total Media		4,905,356

Metals & Mining - 1.1%
Newmont Corp.	10,739	663,026
Reliance Steel & Aluminum Co.	4,668	443,133
Royal Gold, Inc.	2,884	358,539

Total Metals & Mining		1,464,698

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	12,279	883,229
MDU Resources Group, Inc.	25,869	573,774

Total Multi-Utilities		1,457,003

Multiline Retail - 1.9%
Dollar General Corp.	5,561	1,059,426
Dollar Tree, Inc.*	7,297	676,286
Target Corp.	6,611	792,857

Total Multiline Retail		2,528,569

Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.	50,937	875,098
Continental Resources, Inc.(a)	30,888	541,467
Diamondback Energy, Inc.	10,959	458,305
EOG Resources, Inc.	12,573	636,948
Marathon Oil Corp.	77,067	471,650

Total Oil, Gas & Consumable Fuels		2,983,468

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	8,941	525,731
Eli Lilly & Co.	3,623	594,824
Johnson & Johnson	3,709	521,597
Merck & Co., Inc.	6,959	538,139
Pfizer, Inc.	14,795	483,797

Total Pharmaceuticals		2,664,088

Professional Services - 1.6%
CoreLogic, Inc.	8,367	562,430
FTI Consulting, Inc.*	5,497	629,681
ManpowerGroup, Inc.	5,657	388,919
Robert Half International, Inc.	9,051	478,164

Total Professional Services		2,059,194

Real Estate Management & Development - 1.1%
CBRE Group, Inc. Class A*	15,725	711,084
Jones Lang LaSalle, Inc.	7,191	743,981

Total Real Estate Management & Development		1,455,065

Road & Rail - 2.2%
JB Hunt Transport Services, Inc.	4,629	557,054
Knight-Swift Transportation Holdings, Inc.(a)	13,252	552,741
Landstar System, Inc.	5,212	585,360
Old Dominion Freight Line, Inc.	3,424	580,676
Schneider National, Inc. Class B	27,166	670,185

Total Road & Rail		2,946,016

Semiconductors & Semiconductor Equipment - 2.5%
Enphase Energy, Inc.*	7,706	366,574
First Solar, Inc.*	11,282	558,459
Intel Corp.	10,055	601,591
Qorvo, Inc.*	4,389	485,116
QUALCOMM, Inc.	7,164	653,429
Teradyne, Inc.	7,389	624,444

Total Semiconductors & Semiconductor Equipment		3,289,613

Software - 11.7%
Adobe, Inc.*	1,819	791,829
Aspen Technology, Inc.*	5,912	612,542
Blackline, Inc.*	6,656	551,849
Cadence Design Systems, Inc.*	7,701	738,988
Citrix Systems, Inc.	7,580	1,121,158
Dropbox, Inc. Class A*	28,713	625,082
Five9, Inc.*(a)	6,523	721,900
Fortinet, Inc.*	4,788	657,249
Microsoft Corp.	4,312	877,535
NortonLifeLock, Inc.	41,919	831,254
Nuance Communications, Inc.*	36,171	915,307
Oracle Corp.	15,542	859,006
Qualys, Inc.*	9,071	943,566
RealPage, Inc.*	12,690	824,977
ServiceNow, Inc.*	1,622	657,007
SS&C Technologies Holdings, Inc.	10,127	571,973
Synopsys, Inc.*	4,459	869,505
Tyler Technologies, Inc.*	2,651	919,579
VMware, Inc. Class A*	4,700	727,842
Zoom Video Communications, Inc. Class A*	2,029	514,433

Total Software		15,332,581

Specialty Retail - 2.2%
AutoZone, Inc.*	665	750,200
Best Buy Co., Inc.	6,982	609,319
Tractor Supply Co.	7,638	1,006,612
Williams-Sonoma, Inc.	5,563	456,222

Total Specialty Retail		2,822,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2020

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	12,040	$534,215

Tobacco - 0.4%
Altria Group, Inc.	12,477	489,722

Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc.*	12,942	448,440

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.*	9,348	973,594

TOTAL COMMON STOCKS (Cost: $122,802,936)		130,955,540

RIGHTS - 0.0%

United States - 0.0%
T-Mobile U.S., Inc., expiring 7/27/20* (Cost: $3,339)	9,024	1,516

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $2,395,318)	2,395,318	2,395,318

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $125,201,593)		133,352,374
Other Assets less Liabilities - (1.6)%		(2,138,036)

NET ASSETS - 100.0%		$131,214,338

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,824,778 and the total market value of the collateral held by the Fund was $4,022,730. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,627,412.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$130,955,540	$—	$—	$130,955,540
Rights	1,516	—	—	1,516
Investment of Cash Collateral for Securities Loaned	—	2,395,318	—	2,395,318

Total Investments in Securities	$130,957,056	$2,395,318	$—	$133,352,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.6%
BWX Technologies, Inc.	23,001	$1,302,777
Curtiss-Wright Corp.	6,081	542,912
General Dynamics Corp.	130,005	19,430,547
HEICO Corp.	3,435	342,298
HEICO Corp. Class A	4,346	353,069
Huntington Ingalls Industries, Inc.	13,632	2,378,648
L3Harris Technologies, Inc.	63,753	10,816,971
Northrop Grumman Corp.	50,955	15,665,605
Raytheon Technologies Corp.	548,645	33,807,505
Spirit AeroSystems Holdings, Inc. Class A	6,805	162,912
Textron, Inc.	583	19,186

Total Aerospace & Defense		84,822,430

Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	68,868	5,444,704
Expeditors International of Washington, Inc.	45,485	3,458,679
FedEx Corp.	79,948	11,210,309
United Parcel Service, Inc. Class B	439,539	48,867,946

Total Air Freight & Logistics		68,981,638

Auto Components - 0.1%
Gentex Corp.	89,011	2,293,813

Automobiles - 0.2%
Harley-Davidson, Inc.(a)	124,288	2,954,326
Thor Industries, Inc.	25,666	2,734,199

Total Automobiles		5,688,525

Banks - 0.3%
Bank OZK	75,902	1,781,420
East West Bancorp, Inc.	67,528	2,447,215
Pinnacle Financial Partners, Inc.	16,275	683,387
TCF Financial Corp.	94,229	2,772,217
Western Alliance Bancorp	32,751	1,240,280

Total Banks		8,924,519

Beverages - 3.9%
Brown-Forman Corp. Class A	37,568	2,162,790
Brown-Forman Corp. Class B(a)	65,344	4,159,799
Constellation Brands, Inc. Class A	53,914	9,432,254
Keurig Dr. Pepper, Inc.	564,197	16,023,195
PepsiCo, Inc.	748,804	99,036,817

Total Beverages		130,814,855

Biotechnology - 4.2%
Amgen, Inc.	281,814	66,468,650
Gilead Sciences, Inc.	938,208	72,185,724

Total Biotechnology		138,654,374

Building Products - 0.2%
A.O. Smith Corp.	49,676	2,340,733
Armstrong World Industries, Inc.	11,235	875,881
Fortune Brands Home & Security, Inc.	38,744	2,476,904
Simpson Manufacturing Co., Inc.	11,765	992,495

Total Building Products		6,686,013

Capital Markets - 3.1%
Blackstone Group, Inc. (The) Class A	461,818	26,166,608
CBOE Global Markets, Inc.	27,690	2,582,923
CME Group, Inc.	102,109	16,596,797
Eaton Vance Corp.	67,191	2,593,573
FactSet Research Systems, Inc.	7,428	2,439,875
Federated Hermes, Inc. Class B	64,624	1,531,589
Franklin Resources, Inc.(a)	375,372	7,871,551
KKR & Co., Inc. Class A	178,372	5,508,127
LPL Financial Holdings, Inc.	19,704	1,544,794
MarketAxess Holdings, Inc.	4,346	2,176,998
Morningstar, Inc.	7,163	1,009,768
Raymond James Financial, Inc.	44,412	3,056,878
S&P Global, Inc.	39,550	13,030,934
SEI Investments Co.	32,858	1,806,533
T. Rowe Price Group, Inc.	112,281	13,866,703

Total Capital Markets		101,783,651

Chemicals - 2.4%
Air Products & Chemicals, Inc.	85,107	20,549,936
Celanese Corp.	44,957	3,881,587
CF Industries Holdings, Inc.	113,334	3,189,219
Eastman Chemical Co.	87,237	6,075,185
Ecolab, Inc.	56,245	11,189,943
FMC Corp.	39,704	3,955,312
International Flavors & Fragrances, Inc.	45,988	5,631,691
NewMarket Corp.	3,559	1,425,308
PPG Industries, Inc.	69,057	7,324,185
RPM International, Inc.	47,912	3,596,275
Scotts Miracle-Gro Co. (The)	23,425	3,149,960
Sherwin-Williams Co. (The)	14,004	8,092,211

Total Chemicals		78,060,812

Commercial Services & Supplies - 0.8%
Brink’s Co. (The)	3,797	172,801
Cintas Corp.	19,237	5,123,967
MSA Safety, Inc.	10,999	1,258,726
Rollins, Inc.	78,492	3,327,276
Tetra Tech, Inc.	9,818	776,800
Waste Management, Inc.	149,227	15,804,632

Total Commercial Services & Supplies		26,464,202

Communications Equipment - 0.0%
Ubiquiti, Inc.	7,465	1,303,090

Construction & Engineering - 0.1%
EMCOR Group, Inc.	7,201	476,274
Jacobs Engineering Group, Inc.	19,255	1,632,824
Quanta Services, Inc.	8,460	331,886

Total Construction & Engineering		2,440,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2020

Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,305	$2,128,704
Vulcan Materials Co.	23,453	2,717,030

Total Construction Materials		4,845,734

Consumer Finance - 1.0%
American Express Co.	215,819	20,545,969
Discover Financial Services	120,632	6,042,457
SLM Corp.	120,291	845,646
Synchrony Financial	285,053	6,316,774

Total Consumer Finance		33,750,846

Containers & Packaging - 0.4%
AptarGroup, Inc.	15,150	1,696,497
Avery Dennison Corp.	29,980	3,420,418
Graphic Packaging Holding Co.	117,622	1,645,532
Packaging Corp. of America	52,464	5,235,907

Total Containers & Packaging		11,998,354

Distributors - 0.1%
Pool Corp.	8,366	2,274,464

Diversified Consumer Services - 0.1%
Service Corp. International	60,450	2,350,901

Diversified Telecommunication Services - 5.3%
Verizon Communications, Inc.	3,216,172	177,307,562

Electric Utilities - 1.4%
NextEra Energy, Inc.	199,768	47,978,281

Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,554	148,780
AMETEK, Inc.	26,788	2,394,043
Emerson Electric Co.	307,994	19,104,868
Hubbell, Inc.	25,205	3,159,699
Regal Beloit Corp.	12,785	1,116,386
Rockwell Automation, Inc.	44,538	9,486,594

Total Electrical Equipment		35,410,370

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	40,413	3,871,970
CDW Corp.	24,110	2,801,100
Cognex Corp.	11,997	716,461
Dolby Laboratories, Inc. Class A	15,620	1,028,889
FLIR Systems, Inc.	27,264	1,106,100
Littelfuse, Inc.	2,729	465,649

Total Electronic Equipment, Instruments & Components		9,990,169

Entertainment - 0.2%
Activision Blizzard, Inc.	98,003	7,438,428

Equity Real Estate Investment Trusts (REITs) - 0.0%
Ryman Hospitality Properties, Inc.	40,539	1,402,649

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	5,309	793,802
Costco Wholesale Corp.	76,378	23,158,573
Kroger Co. (The)	351,568	11,900,577
Sysco Corp.	210,613	11,512,106

Total Food & Staples Retailing		47,365,058

Food Products - 2.2%
Campbell Soup Co.	172,110	8,541,819
Conagra Brands, Inc.	284,507	10,006,111
General Mills, Inc.	445,330	27,454,595
Hershey Co. (The)	59,520	7,714,982
Ingredion, Inc.	37,639	3,124,037
J&J Snack Foods Corp.	3,231	410,757
Lancaster Colony Corp.	11,532	1,787,345
McCormick & Co., Inc. Non-Voting Shares	35,650	6,395,967
Sanderson Farms, Inc.	2,696	312,439
Tyson Foods, Inc. Class A	106,900	6,382,999

Total Food Products		72,131,051

Gas Utilities - 0.1%
National Fuel Gas Co.	62,078	2,602,931

Health Care Equipment & Supplies - 1.1%
CONMED Corp.	3,115	224,249
Cooper Cos., Inc. (The)	983	278,818
Danaher Corp.	62,584	11,066,729
Hill-Rom Holdings, Inc.	9,613	1,055,315
ResMed, Inc.	28,991	5,566,272
Stryker Corp.	81,538	14,692,332
Teleflex, Inc.	3,527	1,283,758
West Pharmaceutical Services, Inc.	8,332	1,892,780

Total Health Care Equipment & Supplies		36,060,253

Health Care Providers & Services - 3.2%
Anthem, Inc.	54,899	14,437,339
Chemed Corp.	1,039	468,662
Cigna Corp.	3,234	606,860
Encompass Health Corp.	33,761	2,090,819
Humana, Inc.	16,050	6,223,387
UnitedHealth Group, Inc.	278,020	82,001,999

Total Health Care Providers & Services		105,829,066

Health Care Technology - 0.1%
Cerner Corp.	58,071	3,980,767

Hotels, Restaurants & Leisure - 0.1%
Aramark	35,584	803,131
Churchill Downs, Inc.(a)	2,609	347,388
Wendy’s Co. (The)	92,620	2,017,264

Total Hotels, Restaurants & Leisure		3,167,783

Household Durables - 0.4%
D.R. Horton, Inc.	89,316	4,952,572
Leggett & Platt, Inc.	80,638	2,834,426
Lennar Corp. Class A	19,173	1,181,440
PulteGroup, Inc.	61,947	2,108,057
Toll Brothers, Inc.	26,014	847,796

Total Household Durables		11,924,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2020

Investments	Shares	Value
Household Products - 4.7%
Church & Dwight Co., Inc.	63,526	$4,910,560
Clorox Co. (The)	67,481	14,803,307
Procter & Gamble Co. (The)	1,149,812	137,483,021

Total Household Products		157,196,888

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	9,843	624,932

Industrial Conglomerates - 3.2%
3M Co.	379,963	59,270,428
Carlisle Cos., Inc.	13,954	1,669,875
Honeywell International, Inc.	281,647	40,723,340
Roper Technologies, Inc.	12,063	4,683,581

Total Industrial Conglomerates		106,347,224

Insurance - 1.3%
Arthur J. Gallagher & Co.	64,913	6,328,368
Brown & Brown, Inc.	52,614	2,144,547
Erie Indemnity Co. Class A	19,550	3,751,645
Globe Life, Inc.	16,247	1,206,015
Marsh & McLennan Cos., Inc.	163,926	17,600,735
Travelers Cos., Inc. (The)	120,083	13,695,466

Total Insurance		44,726,776

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	244,270	12,811,962

IT Services - 3.7%
Automatic Data Processing, Inc.	135,777	20,215,838
Booz Allen Hamilton Holding Corp.	32,811	2,552,368
Broadridge Financial Solutions, Inc.	31,507	3,975,868
Cognizant Technology Solutions Corp. Class A	99,586	5,658,477
Fidelity National Information Services, Inc.	90,574	12,145,068
Global Payments, Inc.	18,241	3,094,038
Jack Henry & Associates, Inc.	12,671	2,331,844
KBR, Inc.	18,457	416,205
Leidos Holdings, Inc.	29,372	2,751,275
MasterCard, Inc. Class A	78,747	23,285,488
MAXIMUS, Inc.	16,363	1,152,773
Paychex, Inc.	151,469	11,473,777
Science Applications International Corp.	15,032	1,167,686
Visa, Inc. Class A	162,677	31,424,316

Total IT Services		121,645,021

Leisure Products - 0.3%
Brunswick Corp.	29,764	1,905,193
Hasbro, Inc.	66,725	5,001,039
Polaris, Inc.	30,543	2,826,755

Total Leisure Products		9,732,987

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	49,289	4,355,669
Bruker Corp.	12,942	526,480
PerkinElmer, Inc.	9,774	958,732
Thermo Fisher Scientific, Inc.	18,156	6,578,645

Total Life Sciences Tools & Services		12,419,526

Machinery - 4.3%
AGCO Corp.	13,652	757,140
Allison Transmission Holdings, Inc.	27,450	1,009,611
Caterpillar, Inc.	305,854	38,690,531
Cummins, Inc.	85,707	14,849,595
Deere & Co.	106,652	16,760,362
Donaldson Co., Inc.	37,812	1,759,014
Dover Corp.	48,997	4,731,150
Flowserve Corp.	36,504	1,041,094
Fortive Corp.	25,146	1,701,378
Graco, Inc.	45,063	2,162,573
IDEX Corp.	16,699	2,639,110
Illinois Tool Works, Inc.	150,589	26,330,487
ITT, Inc.	16,147	948,475
Lincoln Electric Holdings, Inc.	25,191	2,122,090
Nordson Corp.	10,112	1,918,348
Oshkosh Corp.	19,855	1,422,015
Parker-Hannifin Corp.	41,833	7,666,734
Snap-on, Inc.	27,541	3,814,704
Stanley Black & Decker, Inc.	47,804	6,662,921
Toro Co. (The)	25,005	1,658,832
Westinghouse Air Brake Technologies Corp.	27,172	1,564,292
Woodward, Inc.(a)	6,172	478,639
Xylem, Inc.	45,220	2,937,491

Total Machinery		143,626,586

Media - 2.4%
Cable One, Inc.	598	1,061,360
Comcast Corp. Class A	1,694,092	66,035,706
Interpublic Group of Cos., Inc. (The)	302,329	5,187,966
Nexstar Media Group, Inc. Class A	15,581	1,303,974
TEGNA, Inc.	63,908	711,935
ViacomCBS, Inc. Class B(a)	258,614	6,030,879

Total Media		80,331,820

Multiline Retail - 1.0%
Dollar General Corp.	41,226	7,853,965
Target Corp.	204,089	24,476,394

Total Multiline Retail		32,330,359

Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	192,171	3,301,498
CVR Energy, Inc.	153,583	3,088,554
Devon Energy Corp.	116,344	1,319,341
Diamondback Energy, Inc.	21,796	911,509
Marathon Petroleum Corp.	452,436	16,912,058
Parsley Energy, Inc. Class A	21,890	233,785
Pioneer Natural Resources Co.	40,787	3,984,890
Valero Energy Corp.	306,070	18,003,037

Total Oil, Gas & Consumable Fuels		47,754,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2020

Investments	Shares	Value
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	1,277,898	$75,140,402
Eli Lilly & Co.	394,618	64,788,383
Merck & Co., Inc.	1,350,580	104,440,352
Zoetis, Inc.	48,733	6,678,370

Total Pharmaceuticals		251,047,507

Professional Services - 0.3%
Equifax, Inc.	25,242	4,338,595
Exponent, Inc.	8,045	651,082
TransUnion	14,922	1,298,811
Verisk Analytics, Inc.	20,363	3,465,782

Total Professional Services		9,754,270

Road & Rail - 2.7%
CSX Corp.	200,922	14,012,300
JB Hunt Transport Services, Inc.	18,879	2,271,899
Kansas City Southern	19,913	2,972,812
Knight-Swift Transportation Holdings, Inc.(a)	18,365	766,004
Landstar System, Inc.	6,126	688,011
Norfolk Southern Corp.	99,092	17,397,583
Old Dominion Freight Line, Inc.	10,797	1,831,063
Union Pacific Corp.	294,714	49,827,296

Total Road & Rail		89,766,968

Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	97,256	11,927,476
Applied Materials, Inc.	188,494	11,394,462
Brooks Automation, Inc.	8,059	356,530
Cabot Microelectronics Corp.	4,397	613,557
Entegris, Inc.	10,615	626,816
Intel Corp.	1,389,768	83,149,820
KLA Corp.	45,374	8,824,336
Lam Research Corp.	34,031	11,007,667
Maxim Integrated Products, Inc.	125,895	7,630,496
MKS Instruments, Inc.	6,031	682,951
Monolithic Power Systems, Inc.	7,456	1,767,072
NVIDIA Corp.	25,834	9,814,595
QUALCOMM, Inc.	470,649	42,927,895
Skyworks Solutions, Inc.	40,253	5,146,749
Teradyne, Inc.(a)	14,330	1,211,028
Texas Instruments, Inc.	388,987	49,389,679
Universal Display Corp.	2,807	419,983
Xilinx, Inc.	60,210	5,924,062

Total Semiconductors & Semiconductor Equipment		252,815,174

Software - 7.7%
Citrix Systems, Inc.	26,013	3,847,583
Intuit, Inc.	30,757	9,109,916
Microsoft Corp.	956,339	194,624,550
Oracle Corp.	846,202	46,769,584
SS&C Technologies Holdings, Inc.	32,444	1,832,437

Total Software		256,184,070

Specialty Retail - 1.9%
Aaron’s, Inc.	5,808	263,683
Advance Auto Parts, Inc.	4,210	599,715
Best Buy Co., Inc.	117,936	10,292,275
Lithia Motors, Inc. Class A	2,285	345,789
Lowe’s Cos., Inc.	280,237	37,865,623
Tiffany & Co.	39,332	4,796,144
Tractor Supply Co.	32,367	4,265,647
Williams-Sonoma, Inc.	42,400	3,477,224

Total Specialty Retail		61,906,100

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	537,100	195,934,080

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	300,981	3,398,075
NIKE, Inc. Class B	242,517	23,778,792

Total Textiles, Apparel & Luxury Goods		27,176,867

Tobacco - 2.9%
Altria Group, Inc.	2,426,586	95,243,500

Trading Companies & Distributors - 0.7%
Air Lease Corp.	24,663	722,379
Fastenal Co.	259,160	11,102,414
MSC Industrial Direct Co., Inc. Class A	33,648	2,449,911
W.W. Grainger, Inc.	17,669	5,550,893
Watsco, Inc.	21,765	3,867,641

Total Trading Companies & Distributors		23,693,238

TOTAL COMMON STOCKS (Cost: $2,933,455,961)		3,307,798,391

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $12,188,706)	12,188,706	12,188,706

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,945,644,667)		3,319,987,097
Other Assets less Liabilities - (0.2)%		(5,623,098)

NET ASSETS - 100.0%		$3,314,363,999

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,529,805 and the total market value of the collateral held by the Fund was $21,042,312. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,853,606.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,307,798,391	$—	$—	$3,307,798,391
Investment of Cash Collateral for Securities Loaned	—	12,188,706	—	12,188,706

Total Investments in Securities	$3,307,798,391	$12,188,706	$—	$3,319,987,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.0%
BWX Technologies, Inc.	4,440	$251,482
Howmet Aerospace, Inc.	21,566	341,821

Total Aerospace & Defense		593,303

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	4,548	359,565
XPO Logistics, Inc.*	5,536	427,656

Total Air Freight & Logistics		787,221

Airlines - 1.5%
Delta Air Lines, Inc.	10,170	285,269
Southwest Airlines Co.	10,341	353,455
United Airlines Holdings, Inc.*	6,467	223,823

Total Airlines		862,547

Auto Components - 0.6%
Gentex Corp.	13,287	342,406

Banks - 6.2%
Bank of America Corp.	15,935	378,456
Citigroup, Inc.	8,084	413,092
Comerica, Inc.	8,695	331,280
Fifth Third Bancorp	18,328	353,364
First Citizens BancShares, Inc. Class A	879	356,013
JPMorgan Chase & Co.	2,919	274,561
M&T Bank Corp.	3,005	312,430
Regions Financial Corp.	24,852	276,354
Synovus Financial Corp.	12,791	262,599
U.S. Bancorp	4,452	163,923
Western Alliance Bancorp	3,454	130,803
Zions Bancorp N.A.	12,308	418,472

Total Banks		3,671,347

Biotechnology - 2.1%
AbbVie, Inc.	4,334	425,512
Amgen, Inc.	2,555	602,623
Biogen, Inc.*	704	188,355

Total Biotechnology		1,216,490

Building Products - 2.3%
A.O. Smith Corp.	9,141	430,724
Lennox International, Inc.	1,815	422,877
Masco Corp.	10,354	519,874

Total Building Products		1,373,475

Capital Markets - 4.7%
Ameriprise Financial, Inc.	3,199	479,978
Charles Schwab Corp. (The)	6,298	212,494
LPL Financial Holdings, Inc.	4,427	347,077
Morgan Stanley	10,214	493,336
Northern Trust Corp.	3,305	262,219
Raymond James Financial, Inc.	4,475	308,014
SEI Investments Co.	3,724	204,746
T. Rowe Price Group, Inc.	3,800	469,300

Total Capital Markets		2,777,164

Chemicals - 4.1%
Ashland Global Holdings, Inc.	5,839	403,475
Celanese Corp.	6,313	545,064
CF Industries Holdings, Inc.	14,138	397,843
DuPont de Nemours, Inc.	12,005	637,826
Huntsman Corp.	25,442	457,193

Total Chemicals		2,441,401

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,398	372,371

Communications Equipment - 2.2%
Cisco Systems, Inc.	18,413	858,782
Ubiquiti, Inc.	2,661	464,504

Total Communications Equipment		1,323,286

Consumer Finance - 2.1%
Ally Financial, Inc.	19,029	377,345
American Express Co.	2,443	232,574
Discover Financial Services	5,534	277,198
Synchrony Financial	16,626	368,432

Total Consumer Finance		1,255,549

Containers & Packaging - 1.9%
Avery Dennison Corp.	3,018	344,324
Ball Corp.	5,749	399,498
International Paper Co.	11,147	392,486

Total Containers & Packaging		1,136,308

Diversified Consumer Services - 0.4%
H&R Block, Inc.	16,115	230,122

Diversified Financial Services - 1.5%
Jefferies Financial Group, Inc.	24,290	377,710
Voya Financial, Inc.	10,817	504,613

Total Diversified Financial Services		882,323

Electric Utilities - 2.5%
Evergy, Inc.	13,369	792,648
NRG Energy, Inc.	21,220	690,923

Total Electric Utilities		1,483,571

Electrical Equipment - 1.2%
Emerson Electric Co.	4,543	281,802
Rockwell Automation, Inc.	2,098	446,874

Total Electrical Equipment		728,676

Electronic Equipment, Instruments & Components - 1.2%
CDW Corp.	2,598	301,835
Jabil, Inc.	11,985	384,479

Total Electronic Equipment, Instruments & Components		686,314

Entertainment - 0.7%
Electronic Arts, Inc.*	3,081	406,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2020

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.5%
Host Hotels & Resorts, Inc.	25,324	$273,246

Food & Staples Retailing - 0.3%
Sysco Corp.	3,109	169,938

Food Products - 0.8%
Kraft Heinz Co. (The)	14,780	471,334

Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	5,357	461,238
Haemonetics Corp.*	2,228	199,539

Total Health Care Equipment & Supplies		660,777

Health Care Providers & Services - 2.2%
DaVita, Inc.*	11,480	908,527
Humana, Inc.	1,008	390,852

Total Health Care Providers & Services		1,299,379

Health Care Technology - 0.7%
Cerner Corp.	5,958	408,421

Hotels, Restaurants & Leisure - 3.5%
Hilton Worldwide Holdings, Inc.	3,455	253,770
Marriott International, Inc. Class A	2,976	255,133
Planet Fitness, Inc. Class A*	8,625	522,416
Starbucks Corp.	9,375	689,906
Yum! Brands, Inc.	3,906	339,470

Total Hotels, Restaurants & Leisure		2,060,695

Household Durables - 1.8%
PulteGroup, Inc.	7,937	270,096
Toll Brothers, Inc.	18,147	591,411
Whirlpool Corp.(a)	1,756	227,455

Total Household Durables		1,088,962

Independent Power & Renewable Electricity Producers - 0.9%
Vistra Energy Corp.	29,406	547,540

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	2,371	283,738

Insurance - 1.6%
MetLife, Inc.	10,553	385,395
Primerica, Inc.	2,071	241,479
Unum Group	17,498	290,292

Total Insurance		917,166

Internet & Direct Marketing Retail - 3.2%
Booking Holdings, Inc.*	423	673,560
eBay, Inc.	23,564	1,235,932

Total Internet & Direct Marketing Retail		1,909,492

IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A	9,229	524,392
DXC Technology Co.	11,906	196,449
Fiserv, Inc.*	6,150	600,363
Leidos Holdings, Inc.	5,319	498,231
VeriSign, Inc.*	1,454	300,731
Western Union Co. (The)	17,952	388,122

Total IT Services		2,508,288

Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	3,171	280,221
Mettler-Toledo International, Inc.*	383	308,526
PRA Health Sciences, Inc.*	3,079	299,556
Waters Corp.*	3,576	645,110

Total Life Sciences Tools & Services		1,533,413

Machinery - 4.5%
Allison Transmission Holdings, Inc.	14,832	545,521
Caterpillar, Inc.	4,229	534,968
Cummins, Inc.	2,338	405,082
Illinois Tool Works, Inc.	1,865	326,095
Lincoln Electric Holdings, Inc.	5,399	454,812
Oshkosh Corp.	5,658	405,226

Total Machinery		2,671,704

Media - 3.6%
Altice USA, Inc. Class A*	31,636	713,075
Charter Communications, Inc. Class A*	967	493,209
Omnicom Group, Inc.	5,009	273,491
Sirius XM Holdings, Inc.	104,963	616,133

Total Media		2,095,908

Metals & Mining - 2.4%
Arconic Corp.*	5,261	73,286
Nucor Corp.	8,131	336,704
Reliance Steel & Aluminum Co.	4,174	396,238
Steel Dynamics, Inc.	23,322	608,471

Total Metals & Mining		1,414,699

Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	13,293	228,374
ConocoPhillips	8,619	362,170
Devon Energy Corp.	8,807	99,871
HollyFrontier Corp.	14,982	437,475
Marathon Oil Corp.	16,283	99,652
Marathon Petroleum Corp.	11,435	427,440
Phillips 66	3,378	242,878
Pioneer Natural Resources Co.	1,481	144,694

Total Oil, Gas & Consumable Fuels		2,042,554

Pharmaceuticals - 1.5%
Eli Lilly & Co.	2,863	470,047
Merck & Co., Inc.	4,963	383,789

Total Pharmaceuticals		853,836

Professional Services - 1.5%
ManpowerGroup, Inc.	6,404	440,275
Robert Half International, Inc.	8,327	439,915

Total Professional Services		880,190

Road & Rail - 1.2%
CSX Corp.	9,902	690,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2020

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	7,823	$472,900
Intel Corp.	7,989	477,982
Lam Research Corp.	1,798	581,581
Maxim Integrated Products, Inc.	6,798	412,027
Qorvo, Inc.*	3,992	441,236
Teradyne, Inc.	7,536	636,867
Texas Instruments, Inc.	3,197	405,923

Total Semiconductors & Semiconductor Equipment		3,428,516

Software - 2.8%
Aspen Technology, Inc.*	2,332	241,618
Citrix Systems, Inc.	3,832	566,791
Oracle Corp.	15,377	849,887

Total Software		1,658,296

Specialty Retail - 4.7%
AutoZone, Inc.*	425	479,451
Best Buy Co., Inc.	5,879	513,060
Lowe’s Cos., Inc.	3,796	512,915
O’Reilly Automotive, Inc.*	943	397,635
Tractor Supply Co.	3,968	522,943
Ulta Beauty, Inc.*	1,666	338,898

Total Specialty Retail		2,764,902

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,799	656,275
Hewlett Packard Enterprise Co.	52,262	508,510
HP, Inc.	20,205	352,173
NetApp, Inc.	7,403	328,471

Total Technology Hardware, Storage & Peripherals		1,845,429

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.	4,009	323,526
Columbia Sportswear Co.(a)	3,154	254,150
Deckers Outdoor Corp.*	2,321	455,821
Ralph Lauren Corp.	7,163	519,461

Total Textiles, Apparel & Luxury Goods		1,552,958

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	15,729	128,821
Radian Group, Inc.	12,618	195,705

Total Thrifts & Mortgage Finance		324,526

TOTAL COMMON STOCKS (Cost: $64,635,545)		58,927,192

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $442,381)	442,381	442,381

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $65,077,926)		59,369,573
Other Assets less Liabilities - (0.6)%		(357,552)

NET ASSETS - 100.0%		$59,012,021

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $433,343 and the total market value of the collateral held by the Fund was $442,381.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$58,927,192	$—	$—	$58,927,192
Investment of Cash Collateral for Securities Loaned	—	442,381	—	442,381

Total Investments in Securities	$58,927,192	$442,381	$—	$59,369,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.3%

Aerospace & Defense - 0.3%
AAR Corp.	26,934	$556,726
Cubic Corp.(a)	15,423	740,767
Kaman Corp.(a)	38,088	1,584,461
Maxar Technologies, Inc.(a)	24,212	434,847
National Presto Industries, Inc.(a)	9,204	804,338
Park Aerospace Corp.	58,037	646,532

Total Aerospace & Defense		4,767,671

Air Freight & Logistics - 0.1%
Forward Air Corp.	34,029	1,695,325

Auto Components - 0.8%
Cooper Tire & Rubber Co.	82,751	2,284,755
LCI Industries(a)	72,810	8,371,694

Total Auto Components		10,656,449

Automobiles - 0.2%
Winnebago Industries, Inc.(a)	35,091	2,337,762

Banks - 16.1%
1st Constitution Bancorp(a)	6,114	75,814
1st Source Corp.	43,872	1,560,966
ACNB Corp.(a)	15,486	405,423
Amalgamated Bank Class A(a)	42,429	536,303
American National Bankshares, Inc.	23,787	595,626
Ameris Bancorp	74,595	1,759,696
Ames National Corp.(a)	29,158	575,579
Arrow Financial Corp.	32,749	973,628
Atlantic Union Bankshares Corp.	167,598	3,881,570
Auburn National BanCorp, Inc.	4,792	273,575
Banc of California, Inc.(a)	55,654	602,733
BancFirst Corp.	54,346	2,204,817
BancorpSouth Bank(a)	181,892	4,136,224
Bank First Corp.	5,932	380,241
Bank of Commerce Holdings	17,819	135,068
Bank of Marin Bancorp	19,903	663,367
Bank of Princeton (The)	10,616	213,169
Bank7 Corp.	24,379	264,634
BankFinancial Corp.	48,078	403,855
Bankwell Financial Group, Inc.	17,444	277,360
Banner Corp.	82,878	3,149,364
Bar Harbor Bankshares(a)	44,123	987,914
BCB Bancorp, Inc.	56,726	526,417
Berkshire Hills Bancorp, Inc.	112,269	1,237,204
Boston Private Financial Holdings, Inc.	279,976	1,926,235
Bridge Bancorp, Inc.	43,527	994,157
Brookline Bancorp, Inc.	177,675	1,790,964
Bryn Mawr Bank Corp.	40,518	1,120,728
Business First Bancshares, Inc.(a)	28,723	440,898
C&F Financial Corp.	6,437	214,030
Cadence BanCorp	414,898	3,675,996
Cambridge Bancorp(a)	9,343	553,479
Camden National Corp.	31,907	1,102,068
Capital City Bank Group, Inc.(a)	21,421	448,770
Capstar Financial Holdings, Inc.	39,504	474,048
Cathay General Bancorp	204,744	5,384,767
CB Financial Services, Inc.(a)	12,325	268,931
CBTX, Inc.	41,746	876,666
Central Pacific Financial Corp.	68,529	1,098,520
Central Valley Community Bancorp	24,086	370,684
Century Bancorp, Inc. Class A(a)	1,183	91,943
Chemung Financial Corp.(a)	8,574	234,070
Citizens & Northern Corp.	41,978	866,846
City Holding Co.	35,575	2,318,423
Civista Bancshares, Inc.	21,499	331,085
CNB Financial Corp.	22,522	403,819
Codorus Valley Bancorp, Inc.(a)	33,467	462,849
Colony Bankcorp, Inc.(a)	9,059	106,624
Columbia Banking System, Inc.(a)	159,664	4,525,676
Community Bankers Trust Corp.	18,187	100,028
Community Financial Corp. (The)	4,007	97,771
Community Trust Bancorp, Inc.	45,390	1,486,976
ConnectOne Bancorp, Inc.	38,950	627,874
CVB Financial Corp.	366,591	6,869,915
Dime Community Bancshares, Inc.	76,143	1,045,443
Eagle Bancorp Montana, Inc.	7,068	122,842
Eagle Bancorp, Inc.	48,763	1,596,988
Enterprise Bancorp, Inc.	23,157	551,600
Enterprise Financial Services Corp.	30,700	955,384
Evans Bancorp, Inc.	14,793	344,085
Farmers & Merchants Bancorp, Inc.	36,961	785,052
Farmers National Banc Corp.	53,498	634,486
FB Financial Corp.(a)	19,888	492,626
Fidelity D&D Bancorp, Inc.(a)	4,590	220,733
Financial Institutions, Inc.	38,656	719,388
First Bancorp	41,420	1,038,814
First Bancorp, Inc. (The)	33,970	737,149
First Bancshares, Inc. (The)(a)	12,152	273,420
First Bank(a)	8,888	57,950
First Busey Corp.	134,404	2,506,635
First Business Financial Services, Inc.	20,533	337,768
First Capital, Inc.(a)	4,211	292,538
First Choice Bancorp(a)	44,207	724,111
First Commonwealth Financial Corp.	212,474	1,759,285
First Community Bankshares, Inc.	41,688	935,896
First Community Corp.	9,724	147,319
First Financial Bancorp(a)	286,202	3,975,346
First Financial Corp.	27,008	994,975
First Financial Northwest, Inc.	38,051	368,714
First Foundation, Inc.	41,850	683,829
First Guaranty Bancshares, Inc.(a)	24,300	297,189
First Internet Bancorp	15,452	256,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
First Interstate BancSystem, Inc. Class A	100,566	$3,113,523
First Merchants Corp.	111,816	3,082,767
First Mid Bancshares, Inc.	30,189	791,857
First Midwest Bancorp, Inc.(a)	214,345	2,861,506
First Northwest Bancorp	20,672	256,746
First of Long Island Corp. (The)	55,902	913,439
First Savings Financial Group, Inc.	1,113	48,226
First United Corp.	10,034	133,854
Flushing Financial Corp.	94,883	1,093,052
FNCB Bancorp, Inc.(a)	27,678	159,148
Franklin Financial Network, Inc.	8,646	222,634
Franklin Financial Services Corp.	9,896	256,306
Fulton Financial Corp.	380,253	4,004,064
German American Bancorp, Inc.(a)	41,593	1,293,542
Great Southern Bancorp, Inc.	24,099	972,636
Great Western Bancorp, Inc.	150,022	2,064,303
Guaranty Bancshares, Inc.(a)	19,186	496,342
Hanmi Financial Corp.	116,393	1,130,176
Hawthorn Bancshares, Inc.(a)	7,047	138,750
Heartland Financial USA, Inc.	42,313	1,414,947
Heritage Commerce Corp.	174,657	1,310,801
Heritage Financial Corp.(a)	79,825	1,596,500
Hilltop Holdings, Inc.	87,405	1,612,622
Home BancShares, Inc.(a)	353,687	5,439,706
HomeTrust Bancshares, Inc.	15,576	249,216
Hope Bancorp, Inc.	372,346	3,433,030
Horizon Bancorp, Inc.	87,689	937,395
Independent Bank Corp.	56,833	843,970
Independent Bank Corp.(a)	56,184	3,769,385
Independent Bank Group, Inc.(a)	57,464	2,328,441
International Bancshares Corp.	130,267	4,171,149
Investar Holding Corp.	6,325	91,713
Lakeland Bancorp, Inc.	116,013	1,326,029
Lakeland Financial Corp.(a)	50,501	2,352,842
Landmark Bancorp, Inc,	6,412	158,441
LCNB Corp.(a)	42,904	684,748
Level One Bancorp, Inc.	8,119	135,912
Live Oak Bancshares, Inc.(a)	19,477	282,611
Macatawa Bank Corp.	61,660	482,181
Mackinac Financial Corp.	37,754	391,509
Mercantile Bank Corp.	37,870	855,862
Metrocity Bankshares, Inc.(a)	46,574	667,405
Mid Penn Bancorp, Inc.	14,681	270,571
Middlefield Banc Corp.	11,205	232,504
Midland States Bancorp, Inc.	64,738	967,833
MidWestOne Financial Group, Inc.	29,442	588,840
MVB Financial Corp.	8,405	111,786
National Bank Holdings Corp. Class A	53,005	1,431,135
National Bankshares, Inc.(a)	15,852	453,367
NBT Bancorp, Inc.	92,844	2,855,881
Northrim Bancorp, Inc.(a)	19,071	479,445
Norwood Financial Corp.	10,941	271,227
Oak Valley Bancorp(a)	3,998	50,695
OceanFirst Financial Corp.(a)	116,376	2,051,709
Ohio Valley Banc Corp.	4,942	111,442
Old National Bancorp	380,289	5,232,777
Old Point Financial Corp.	3,281	50,035
Old Second Bancorp, Inc.	5,208	40,518
Origin Bancorp, Inc.(a)	25,132	552,904
Orrstown Financial Services, Inc.	32,285	476,204
Pacific Premier Bancorp, Inc.(a)	167,041	3,621,449
Park National Corp.(a)	50,489	3,553,416
Parke Bancorp, Inc.(a)	21,563	292,179
PCB Bancorp(a)	33,492	344,968
Peapack-Gladstone Financial Corp.	9,937	186,120
Penns Woods Bancorp, Inc.	19,098	433,716
People’s Utah Bancorp	25,575	574,670
Peoples Bancorp of North Carolina, Inc.	5,048	89,198
Peoples Bancorp, Inc.	64,928	1,381,668
Peoples Financial Services Corp.(a)	15,878	606,381
Plumas Bancorp	7,760	171,651
Preferred Bank	24,825	1,063,751
Premier Financial Bancorp, Inc.	33,673	431,688
QCR Holdings, Inc.	7,073	220,536
RBB Bancorp(a)	54,749	747,324
Reliant Bancorp, Inc.(a)	19,693	320,799
Renasant Corp.	110,517	2,751,873
Republic Bancorp, Inc. Class A	31,736	1,038,085
S&T Bancorp, Inc.(a)	80,535	1,888,546
Salisbury Bancorp, Inc.	4,856	199,047
Sandy Spring Bancorp, Inc.	93,846	2,325,504
SB Financial Group, Inc.(a)	8,330	138,445
SB One Bancorp(a)	10,931	215,341
ServisFirst Bancshares, Inc.	79,530	2,843,993
Shore Bancshares, Inc.	24,579	272,581
Sierra Bancorp	36,926	697,163
Simmons First National Corp. Class A(a)	220,791	3,777,734
SmartFinancial, Inc.	7,131	115,380
South Plains Financial, Inc.	6,115	87,078
South State Corp.	57,949	2,761,849
Southern National Bancorp of Virginia, Inc.	53,433	517,766
Southside Bancshares, Inc.	89,432	2,479,055
Stock Yards Bancorp, Inc.(a)	46,204	1,857,401
Summit Financial Group, Inc.	19,096	314,702
Tompkins Financial Corp.(a)	26,711	1,730,071
Towne Bank	146,718	2,764,167
TriCo Bancshares	51,966	1,582,365
Trustmark Corp.	133,340	3,269,497
Union Bankshares, Inc.	11,646	218,013
United Community Banks, Inc.	145,549	2,928,446
United Security Bancshares	59,531	398,262
Unity Bancorp, Inc.	8,136	116,345
Univest Financial Corp.	67,839	1,094,921
Veritex Holdings, Inc.	75,732	1,340,456
Washington Trust Bancorp, Inc.	52,007	1,703,229
WesBanco, Inc.	180,755	3,671,134
West Bancorp, Inc.	42,401	741,593
Westamerica BanCorp(a)	52,999	3,043,203

Total Banks		224,662,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Beverages - 0.1%
Coca-Cola Consolidated, Inc.	3,041	$696,967
MGP Ingredients, Inc.(a)	16,564	607,981

Total Beverages		1,304,948

Building Products - 1.0%
AAON, Inc.(a)	40,158	2,180,178
Advanced Drainage Systems, Inc.	75,160	3,712,904
Apogee Enterprises, Inc.	53,612	1,235,221
CSW Industrials, Inc.	12,103	836,438
Griffon Corp.(a)	79,144	1,465,747
Insteel Industries, Inc.	10,557	201,322
Quanex Building Products Corp.	60,348	837,630
UFP Industries, Inc.,	58,138	2,878,412

Total Building Products		13,347,852

Capital Markets - 5.5%
Artisan Partners Asset Management, Inc. Class A	371,247	12,065,527
Associated Capital Group, Inc. Class A	1,519	55,732
B. Riley Financial, Inc.(a)	52,520	1,142,835
BGC Partners, Inc. Class A(a)	2,251,288	6,168,529
BrightSphere Investment Group	265,522	3,308,404
Cohen & Steers, Inc.	80,630	5,486,871
Diamond Hill Investment Group, Inc.	15,250	1,733,468
Evercore, Inc. Class A	94,354	5,559,338
GAIN Capital Holdings, Inc.(a)	188,164	1,132,747
GAMCO Investors, Inc. Class A	1,652	21,988
Greenhill & Co., Inc.(a)	20,210	201,898
Hamilton Lane, Inc. Class A(a)	45,214	3,046,067
Houlihan Lokey, Inc.	85,494	4,756,886
Moelis & Co. Class A(a)	248,675	7,748,713
Oppenheimer Holdings, Inc. Class A	19,873	433,033
Piper Sandler Cos.	20,428	1,208,520
PJT Partners, Inc. Class A	8,572	440,086
Pzena Investment Management, Inc. Class A(a)	16,269	88,503
Silvercrest Asset Management Group, Inc. Class A	39,639	503,812
Tradeweb Markets, Inc. Class A	37,361	2,172,169
Value Line, Inc.(a)	18,729	505,496
Victory Capital Holdings, Inc. Class A(a)	11,750	201,983
Virtu Financial, Inc. Class A	548,648	12,948,093
Virtus Investment Partners, Inc.(a)	12,026	1,398,504
Waddell & Reed Financial, Inc. Class A	334,345	5,185,691

Total Capital Markets		77,514,893

Chemicals - 5.1%
Cabot Corp.(a)	193,490	7,168,804
Chase Corp.	7,386	757,065
Chemours Co. (The)(a)	1,115,502	17,122,956
FutureFuel Corp.	102,008	1,218,996
H.B. Fuller Co.(a)	73,693	3,286,708
Hawkins, Inc.	25,355	1,079,616
Innospec, Inc.	29,687	2,293,321
Kronos Worldwide, Inc.(a)	716,411	7,457,839
Minerals Technologies, Inc.	14,384	675,041
Olin Corp.(a)	862,233	9,907,057
PolyOne Corp.	230,454	6,044,808
Quaker Chemical Corp.	19,825	3,680,511
Sensient Technologies Corp.	118,981	6,206,049
Stepan Co.	29,219	2,837,165
Tredegar Corp.	78,471	1,208,453
Valhi, Inc.	41,654	436,534

Total Chemicals		71,380,923

Commercial Services & Supplies - 4.1%
ABM Industries, Inc.	148,518	5,391,203
ACCO Brands Corp.	304,372	2,161,041
Brady Corp. Class A	87,571	4,100,074
Covanta Holding Corp.(a)	1,029,625	9,874,104
Deluxe Corp.(a)	115,999	2,730,617
Ennis, Inc.	130,274	2,363,170
Healthcare Services Group, Inc.	281,153	6,877,002
Herman Miller, Inc.	124,304	2,934,818
HNI Corp.	152,280	4,655,200
Interface, Inc.	102,481	834,195
Kimball International, Inc. Class B	74,749	864,098
Knoll, Inc.(a)	145,434	1,772,841
Matthews International Corp. Class A	81,853	1,563,392
McGrath RentCorp	56,672	3,060,855
Pitney Bowes, Inc.(a)	936,990	2,436,174
Steelcase, Inc. Class A	314,485	3,792,689
UniFirst Corp.(a)	8,301	1,485,464
VSE Corp.	12,074	379,003

Total Commercial Services & Supplies		57,275,940

Communications Equipment - 0.6%
ADTRAN, Inc.	209,456	2,289,354
Comtech Telecommunications Corp.	32,247	544,652
InterDigital, Inc.	93,348	5,286,297
PCTEL, Inc.*	49,454	330,353

Total Communications Equipment		8,450,656

Construction & Engineering - 0.8%
Arcosa, Inc.	25,613	1,080,869
Argan, Inc.	50,135	2,375,396
Comfort Systems USA, Inc.	33,519	1,365,899
Granite Construction, Inc.	107,106	2,050,009
Primoris Services Corp.	62,182	1,104,352
Valmont Industries, Inc.	25,539	2,901,741

Total Construction & Engineering		10,878,266

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	5,281	445,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Consumer Finance - 0.5%
Navient Corp.(a)	787,084	$5,533,200
Nelnet, Inc. Class A	28,497	1,360,447

Total Consumer Finance		6,893,647

Containers & Packaging - 0.6%
Greif, Inc. Class A	121,528	4,181,779
Greif, Inc. Class B	71,262	2,980,889
Myers Industries, Inc.	127,920	1,861,236

Total Containers & Packaging		9,023,904

Distributors - 0.2%
Core-Mark Holding Co., Inc.	97,185	2,425,251
Weyco Group, Inc.	40,891	882,837

Total Distributors		3,308,088

Diversified Consumer Services - 0.8%
Carriage Services, Inc.(a)	24,473	443,451
Collectors Universe, Inc.(a)	31,203	1,069,639
Franchise Group, Inc.	62,225	1,361,483
Graham Holdings Co. Class B	4,387	1,503,293
Strategic Education, Inc.	41,089	6,313,325

Total Diversified Consumer Services		10,691,191

Diversified Financial Services - 0.1%
Alerus Financial Corp.	37,868	748,272
Marlin Business Services Corp.(a)	25,160	212,853

Total Diversified Financial Services		961,125

Diversified Telecommunication Services - 1.3%
ATN International, Inc.	21,588	1,307,585
Cogent Communications Holdings, Inc.	220,361	17,047,127

Total Diversified Telecommunication Services		18,354,712

Electric Utilities - 1.3%
El Paso Electric Co.	107,021	7,170,407
Genie Energy Ltd. Class B(a)	139,223	1,024,681
MGE Energy, Inc.	72,352	4,667,427
Otter Tail Corp.	127,511	4,946,152
Spark Energy, Inc. Class A	120,456	851,624

Total Electric Utilities		18,660,291

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	3,299	116,455
AZZ, Inc.	45,097	1,547,729
Encore Wire Corp.	2,915	142,310
EnerSys	46,368	2,985,172
LSI Industries, Inc.	90,738	587,075
Powell Industries, Inc.	38,191	1,046,051
Preformed Line Products Co.	6,003	300,210

Total Electrical Equipment		6,725,002

Electronic Equipment, Instruments & Components - 0.8%
Badger Meter, Inc.(a)	36,702	2,309,290
Bel Fuse, Inc. Class B	13,829	148,385
Belden, Inc.(a)	19,164	623,788
Benchmark Electronics, Inc.	71,727	1,549,303
CTS Corp.	21,282	426,491
Methode Electronics, Inc.	47,586	1,487,538
PC Connection, Inc.(a)	20,790	963,825
Vishay Intertechnology, Inc.	282,670	4,316,371

Total Electronic Equipment, Instruments & Components		11,824,991

Energy Equipment & Services - 0.7%
Archrock, Inc.(a)	1,098,916	7,131,965
Cactus, Inc. Class A	59,696	1,231,528
Patterson-UTI Energy, Inc.(a)	351,070	1,218,213
Solaris Oilfield Infrastructure, Inc. Class A(a)	112,886	837,614

Total Energy Equipment & Services		10,419,320

Entertainment - 0.2%
Marcus Corp. (The)	52,810	700,788
World Wrestling Entertainment, Inc. Class A	41,875	1,819,469

Total Entertainment		2,520,257

Equity Real Estate Investment Trusts (REITs) - 12.9%
Acadia Realty Trust	196,074	2,545,041
Agree Realty Corp.(a)	71,195	4,678,223
Alexander & Baldwin, Inc.	126,574	1,542,937
Alexander’s, Inc.	14,237	3,429,693
American Assets Trust, Inc.	79,763	2,220,602
American Finance Trust, Inc.(a)	423,447	3,360,052
Armada Hoffler Properties, Inc.	122,318	1,217,064
Bluerock Residential Growth REIT, Inc.(a)	68,956	557,164
Brandywine Realty Trust	444,031	4,835,498
Brookfield Property REIT, Inc. Class A(a)	232,283	2,313,539
BRT Apartments Corp.(a)	40,554	438,794
CareTrust REIT, Inc.	208,004	3,569,349
CatchMark Timber Trust, Inc. Class A(a)	113,960	1,008,546
Cedar Realty Trust, Inc.	378,215	374,433
CIM Commercial Trust Corp.	14,159	152,634
Clipper Realty, Inc.(a)	55,082	446,164
Columbia Property Trust, Inc.	237,966	3,126,873
Community Healthcare Trust, Inc.	40,165	1,642,749
CoreCivic, Inc.(a)	647,104	6,056,893
CorEnergy Infrastructure Trust, Inc.(a)	45,496	416,288
Diversified Healthcare Trust(a)	955,047	4,226,083
Easterly Government Properties, Inc.	166,626	3,852,393
Empire State Realty Trust, Inc. Class A	266,357	1,864,499
Essential Properties Realty Trust, Inc.	139,263	2,066,663
Farmland Partners, Inc.	59,406	406,931
Four Corners Property Trust, Inc.	152,186	3,713,338
Franklin Street Properties Corp.(a)	220,696	1,123,343
GEO Group, Inc. (The)(a)	674,633	7,980,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Getty Realty Corp.	92,675	$2,750,594
Gladstone Commercial Corp.	103,305	1,936,969
Gladstone Land Corp.	44,863	711,527
Global Medical REIT, Inc.	109,913	1,245,314
Global Net Lease, Inc.(a)	470,494	7,871,365
Independence Realty Trust, Inc.	233,786	2,686,201
Industrial Logistics Properties Trust(a)	209,673	4,308,780
Innovative Industrial Properties, Inc.	24,573	2,162,915
Investors Real Estate Trust	21,269	1,499,252
iStar, Inc.(a)	90,139	1,110,512
Jernigan Capital, Inc.	85,721	1,172,663
Kite Realty Group Trust	289,230	3,337,714
Lexington Realty Trust	484,678	5,113,353
LTC Properties, Inc.(a)	100,656	3,791,712
Mack-Cali Realty Corp.(a)	174,371	2,666,133
Monmouth Real Estate Investment Corp.	218,469	3,165,616
National Storage Affiliates Trust	120,051	3,440,662
New Senior Investment Group, Inc.(a)	281,323	1,018,389
NexPoint Residential Trust, Inc.(a)	33,513	1,184,685
Office Properties Income Trust(a)	168,083	4,365,116
One Liberty Properties, Inc.	63,023	1,110,465
Paramount Group, Inc.	324,904	2,505,010
Pennsylvania Real Estate Investment Trust(a)	490,211	666,687
Piedmont Office Realty Trust, Inc. Class A	240,801	3,999,705
Plymouth Industrial REIT, Inc.	53,782	688,410
PotlatchDeltic Corp.(a)	124,124	4,720,436
Preferred Apartment Communities, Inc. Class A(a)	178,480	1,356,448
QTS Realty Trust, Inc. Class A(a)	97,635	6,257,427
Retail Value, Inc.	52,668	650,976
RLJ Lodging Trust	637,903	6,021,804
Safehold, Inc.	37,111	2,133,511
Saul Centers, Inc.	48,065	1,551,058
SITE Centers Corp.	577,895	4,680,950
UMH Properties, Inc.	89,079	1,151,791
Uniti Group, Inc.(a)	1,046,064	9,780,698
Universal Health Realty Income Trust	19,247	1,529,944
Urstadt Biddle Properties, Inc. Class A	66,484	789,830
Washington Prime Group, Inc.(a)	1,259,919	1,059,340
Washington Real Estate Investment Trust	160,026	3,552,577
Whitestone REIT	174,221	1,266,587

Total Equity Real Estate Investment Trusts (REITs)		180,179,820

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	104,074	1,432,058
Ingles Markets, Inc. Class A(a)	25,791	1,110,818
Natural Grocers by Vitamin Cottage, Inc.(a)	84,825	1,262,196
PriceSmart, Inc.(a)	33,627	2,028,717
SpartanNash Co.(a)	244,055	5,186,169
Village Super Market, Inc. Class A	48,745	1,351,212
Weis Markets, Inc.(a)	98,751	4,949,400

Total Food & Staples Retailing		17,320,570

Food Products - 1.8%
Alico, Inc.	7,399	230,553
B&G Foods, Inc.(a)	843,497	20,564,457
Calavo Growers, Inc.	25,763	1,620,750
John B. Sanfilippo & Son, Inc.	6,512	555,669
Limoneira Co.	30,459	441,351
Tootsie Roll Industries, Inc.	46,855	1,605,721

Total Food Products		25,018,501

Gas Utilities - 1.3%
Chesapeake Utilities Corp.	32,860	2,760,240
Northwest Natural Holding Co.(a)	96,071	5,359,801
RGC Resources, Inc.	21,127	510,639
South Jersey Industries, Inc.(a)	403,732	10,089,263

Total Gas Utilities		18,719,943

Health Care Equipment & Supplies - 0.2%
Atrion Corp.(a)	1,912	1,217,963
LeMaitre Vascular, Inc.(a)	21,798	575,467
Mesa Laboratories, Inc.(a)	1,359	294,631
Utah Medical Products, Inc.(a)	4,688	415,451

Total Health Care Equipment & Supplies		2,503,512

Health Care Providers & Services - 1.4%
Ensign Group, Inc. (The)	26,784	1,120,910
National HealthCare Corp.	42,581	2,701,339
National Research Corp.	38,480	2,239,921
Owens & Minor, Inc.(a)	14,521	110,650
Patterson Cos., Inc.	553,020	12,166,440
U.S. Physical Therapy, Inc.(a)	15,023	1,217,163

Total Health Care Providers & Services		19,556,423

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	25,289	576,336
Simulations Plus, Inc.(a)	19,052	1,139,691

Total Health Care Technology		1,716,027

Hotels, Restaurants & Leisure - 0.8%
Jack in the Box, Inc.(a)	56,607	4,194,013
Nathan’s Famous, Inc.	9,436	530,681
Papa John’s International, Inc.	54,983	4,366,200
RCI Hospitality Holdings, Inc.(a)	4,619	64,019
Wingstop, Inc.(a)	17,138	2,381,668

Total Hotels, Restaurants & Leisure		11,536,581

Household Durables - 0.9%
Bassett Furniture Industries, Inc.	39,342	289,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Flexsteel Industries, Inc.	37,277	$470,809
Hamilton Beach Brands Holding Co. Class A(a)	17,125	203,787
Hooker Furniture Corp.(a)	35,636	693,120
KB Home(a)	104,963	3,220,265
Lifetime Brands, Inc.	7,883	52,974
MDC Holdings, Inc.	219,519	7,836,828

Total Household Durables		12,766,947

Household Products - 0.8%
Oil-Dri Corp. of America	16,208	562,417
Spectrum Brands Holdings, Inc.	153,093	7,026,969
WD-40 Co.	19,689	3,904,329

Total Household Products		11,493,715

Independent Power & Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class A	173,507	3,638,442
Clearway Energy, Inc. Class C(a)	349,356	8,056,149

Total Independent Power & Renewable Electricity Producers		11,694,591

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	61,339	1,319,402

Insurance - 3.0%
American Equity Investment Life Holding Co.(a)	70,083	1,731,751
AMERISAFE, Inc.	22,280	1,362,645
CNO Financial Group, Inc.(a)	278,024	4,328,834
Crawford & Co. Class A(a)	52,786	416,482
Crawford & Co. Class B	38,211	268,623
Donegal Group, Inc. Class A	67,897	965,495
Employers Holdings, Inc.	50,071	1,509,641
FBL Financial Group, Inc. Class A	64,692	2,321,796
FedNat Holding Co.	33,744	373,546
HCI Group, Inc.(a)	21,825	1,007,879
Heritage Insurance Holdings, Inc.	41,682	545,617
Horace Mann Educators Corp.	84,936	3,119,699
Independence Holding Co.	10,375	317,371
Investors Title Co.	1,351	163,903
Kinsale Capital Group, Inc.(a)	5,773	896,027
Mercury General Corp.(a)	225,126	9,173,885
National General Holdings Corp.	80,904	1,748,335
National Western Life Group, Inc. Class A	314	63,802
ProAssurance Corp.	142,770	2,065,882
Protective Insurance Corp. Class B	40,362	608,255
Safety Insurance Group, Inc.	45,477	3,468,076
State Auto Financial Corp.	42,736	762,838
Stewart Information Services Corp.	52,663	1,712,074
Tiptree, Inc.	48,081	310,123
United Fire Group, Inc.	58,737	1,627,602
United Insurance Holdings Corp.	63,617	497,485
Universal Insurance Holdings, Inc.(a)	59,711	1,059,870

Total Insurance		42,427,536

Internet & Direct Marketing Retail - 0.3%
PetMed Express, Inc.(a)	108,621	3,871,252

IT Services - 1.2%
Cass Information Systems, Inc.(a)	31,808	1,241,466
CSG Systems International, Inc.(a)	61,761	2,556,288
Hackett Group, Inc. (The)	79,048	1,070,310
ManTech International Corp. Class A	42,805	2,931,715
NIC, Inc.	114,365	2,625,820
Switch, Inc. Class A	77,846	1,387,216
TTEC Holdings, Inc.	94,422	4,396,288

Total IT Services		16,209,103

Leisure Products - 0.8%
Acushnet Holdings Corp.	152,553	5,307,319
Callaway Golf Co.(a)	21,547	377,288
Escalade, Inc.	79,248	1,106,302
Johnson Outdoors, Inc. Class A	9,034	822,275
Marine Products Corp.(a)	100,424	1,390,872
Sturm Ruger & Co., Inc.	18,791	1,428,116

Total Leisure Products		10,432,172

Life Sciences Tools & Services - 0.2%
Luminex Corp.(a)	87,259	2,838,535

Machinery - 4.8%
Alamo Group, Inc.	5,453	559,696
Albany International Corp. Class A	30,406	1,785,136
Altra Industrial Motion Corp.	145,786	4,644,742
Astec Industries, Inc.(a)	28,291	1,310,156
Barnes Group, Inc.	60,567	2,396,031
Columbus McKinnon Corp.	16,859	563,934
Douglas Dynamics, Inc.	53,439	1,876,778
Eastern Co. (The)	12,469	222,821
Enerpac Tool Group Corp.(a)	9,003	158,453
EnPro Industries, Inc.(a)	35,277	1,738,803
ESCO Technologies, Inc.	10,710	905,316
Federal Signal Corp.	70,570	2,098,046
Franklin Electric Co., Inc.	55,801	2,930,669
Gorman-Rupp Co. (The)(a)	45,313	1,408,328
Graham Corp.	21,937	279,477
Greenbrier Cos., Inc. (The)(a)	125,635	2,858,196
Helios Technologies, Inc.	28,426	1,058,868
Hillenbrand, Inc.(a)	219,938	5,953,722
Hurco Cos., Inc.	9,501	265,743
Hyster-Yale Materials Handling, Inc.(a)	29,872	1,154,852
Kadant, Inc.	10,781	1,074,434
Kennametal, Inc.(a)	204,101	5,859,740
Lindsay Corp.	16,582	1,529,026
Miller Industries, Inc.	30,668	912,986
Mueller Industries, Inc.	82,982	2,205,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Mueller Water Products, Inc. Class A	329,890	$3,110,863
Omega Flex, Inc.	12,982	1,373,496
Shyft Group, Inc. (The)	22,594	380,483
Standex International Corp.	15,655	900,945
Tennant Co.(a)	23,345	1,517,658
Titan International, Inc.	35,950	52,487
Trinity Industries, Inc.	474,229	10,096,335
Wabash National Corp.	125,723	1,335,178
Watts Water Technologies, Inc. Class A	29,767	2,411,127

Total Machinery		66,930,187

Marine - 0.2%
Matson, Inc.(a)	116,656	3,394,690

Media - 1.2%
Entravision Communications Corp. Class A	507,074	725,116
EW Scripps Co. (The) Class A(a)	104,077	910,674
John Wiley & Sons, Inc. Class A	151,757	5,918,523
National CineMedia, Inc.	893,708	2,654,313
Saga Communications, Inc. Class A	21,005	537,728
Scholastic Corp.	59,639	1,785,591
Sinclair Broadcast Group, Inc. Class A(a)	203,245	3,751,903

Total Media		16,283,848

Metals & Mining - 2.4%
Carpenter Technology Corp.	82,397	2,000,599
Commercial Metals Co.	296,121	6,040,868
Compass Minerals International, Inc.(a)	193,992	9,457,110
Gold Resource Corp.	48,913	201,032
Haynes International, Inc.(a)	32,715	764,222
Hecla Mining Co.(a)	185,120	605,342
Kaiser Aluminum Corp.(a)	38,497	2,834,149
Materion Corp.(a)	17,452	1,073,124
Olympic Steel, Inc.	4,885	57,399
Schnitzer Steel Industries, Inc. Class A(a)	104,484	1,843,098
SunCoke Energy, Inc.	419,059	1,240,415
United States Steel Corp.(a)	288,651	2,084,060
Worthington Industries, Inc.(a)	155,325	5,793,623

Total Metals & Mining		33,995,041

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	137,074	3,901,126

Multi-Utilities - 0.8%
Avista Corp.	249,521	9,080,069
Unitil Corp.	40,548	1,817,362

Total Multi-Utilities		10,897,431

Multiline Retail - 0.6%
Big Lots, Inc.(a)	201,643	8,469,006
Dillard’s, Inc. Class A	21,005	541,719

Total Multiline Retail		9,010,725

Oil, Gas & Consumable Fuels - 4.8%
Adams Resources & Energy, Inc.	10,579	283,200
Antero Midstream Corp.(a)	5,474,071	27,917,762
Brigham Minerals, Inc. Class A(a)	181,626	2,243,081
Delek U.S. Holdings, Inc.(a)	311,139	5,416,930
Equitrans Midstream Corp.(a)	3,245,184	26,967,479
Evolution Petroleum Corp.	265,127	742,356
Falcon Minerals Corp.(a)	440,665	1,410,128
NACCO Industries, Inc. Class A	10,184	237,287
Panhandle Oil and Gas, Inc. Class A	21,126	56,618
SM Energy Co.(a)	139,227	522,101
World Fuel Services Corp.	71,169	1,833,313

Total Oil, Gas & Consumable Fuels		67,630,255

Paper & Forest Products - 0.8%
Boise Cascade Co.	47,910	1,801,895
Neenah, Inc.	50,359	2,490,756
PH Glatfelter Co.	144,489	2,319,048
Schweitzer-Mauduit International, Inc.(a)	138,570	4,629,624

Total Paper & Forest Products		11,241,323

Personal Products - 1.3%
Medifast, Inc.	66,867	9,279,133
Nu Skin Enterprises, Inc. Class A	243,094	9,293,484

Total Personal Products		18,572,617

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A(a)	47,543	1,248,955

Professional Services - 0.9%
Barrett Business Services, Inc.	10,884	578,267
BG Staffing, Inc.(a)	68,943	780,435
CRA International, Inc.	14,482	572,039
Heidrick & Struggles International, Inc.	41,970	907,391
ICF International, Inc.	13,503	875,400
Insperity, Inc.(a)	66,512	4,305,322
Kforce, Inc.	46,878	1,371,182
Korn Ferry	62,302	1,914,540
Resources Connection, Inc.(a)	127,526	1,526,486

Total Professional Services		12,831,062

Real Estate Management & Development - 0.2%
CTO Realty Growth, Inc.	1,121	44,280
Griffin Industrial Realty, Inc.(a)	2,718	147,234
Newmark Group, Inc. Class A	232,455	1,129,731
RE/MAX Holdings, Inc. Class A	18,965	596,070
RMR Group, Inc. (The) Class A	24,442	720,306

Total Real Estate Management & Development		2,637,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Road & Rail - 1.4%
ArcBest Corp.	33,251	$881,484
Heartland Express, Inc.	35,515	739,422
Marten Transport Ltd.	36,593	920,680
Ryder System, Inc.(a)	263,875	9,897,951
Schneider National, Inc. Class B	118,767	2,929,982
Universal Logistics Holdings, Inc.	69,031	1,199,759
Werner Enterprises, Inc.	78,084	3,398,997

Total Road & Rail		19,968,275

Semiconductors & Semiconductor Equipment - 0.4%
NVE Corp.	33,373	2,063,453
Power Integrations, Inc.(a)	27,585	3,258,616

Total Semiconductors & Semiconductor Equipment		5,322,069

Software - 0.7%
American Software, Inc. Class A	104,685	1,649,836
Ebix, Inc.(a)	32,433	725,202
GlobalSCAPE, Inc.	13,775	134,306
Progress Software Corp.	83,599	3,239,461
QAD, Inc. Class A	11,631	480,128
Xperi Holding Corp.(a)	219,144	3,234,565

Total Software		9,463,498

Specialty Retail - 1.3%
Caleres, Inc.	59,418	495,546
Camping World Holdings, Inc. Class A(a)	105,877	2,875,619
Guess?, Inc.(a)	169,025	1,634,472
Haverty Furniture Cos., Inc.(a)	79,588	1,273,408
Monro, Inc.(a)	43,047	2,365,002
Rent-A-Center, Inc.	261,248	7,267,920
Shoe Carnival, Inc.	17,645	516,469
Sonic Automotive, Inc. Class A(a)	44,910	1,433,078
Winmark Corp.(a)	2,538	434,607

Total Specialty Retail		18,296,121

Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	36,051	310,399
Oxford Industries, Inc.	37,932	1,669,387
Rocky Brands, Inc.	17,745	364,837
Superior Group of Cos., Inc.(a)	50,591	677,920
Wolverine World Wide, Inc.	110,892	2,640,339

Total Textiles, Apparel & Luxury Goods		5,662,882

Thrifts & Mortgage Finance - 2.5%
Capitol Federal Financial, Inc.	271,945	2,994,114
ESSA Bancorp, Inc.	21,007	292,417
Federal Agricultural Mortgage Corp. Class C	24,964	1,597,946
Flagstar Bancorp, Inc.	18,702	550,400
FS Bancorp, Inc.	4,067	156,864
Hingham Institution For Savings (The)	1,291	216,604
Home Bancorp, Inc.	15,079	403,363
Kearny Financial Corp.	134,314	1,098,689
Luther Burbank Corp.(a)	85,354	853,540
Merchants Bancorp	41,371	764,950
Meridian Bancorp, Inc.	65,731	762,480
Meta Financial Group, Inc.	14,961	271,841
Northfield Bancorp, Inc.(a)	96,386	1,110,367
Northwest Bancshares, Inc.(a)	396,902	4,058,323
OP Bancorp(a)	20,240	139,656
PCSB Financial Corp.	10,827	137,286
PennyMac Financial Services, Inc.(a)	88,390	3,693,818
Premier Financial Corp.	84,711	1,496,843
Provident Financial Holdings, Inc.	9,567	128,293
Provident Financial Services, Inc.	193,896	2,801,797
Prudential Bancorp, Inc.(a)	6,001	72,252
Riverview Bancorp, Inc.	66,615	376,375
Southern Missouri Bancorp, Inc.	10,508	255,344
Standard AVB Financial Corp.	9,206	213,579
Sterling Bancorp, Inc.(a)	38,322	137,193
Territorial Bancorp, Inc.	20,443	486,339
Timberland Bancorp, Inc.	12,147	221,197
TrustCo Bank Corp.	233,814	1,480,043
Walker & Dunlop, Inc.(a)	43,968	2,234,014
Washington Federal, Inc.(a)	141,052	3,785,836
Waterstone Financial, Inc.	53,649	795,615
Western New England Bancorp, Inc.	75,478	437,018
WSFS Financial Corp.	44,924	1,289,319

Total Thrifts & Mortgage Finance		35,313,715

Tobacco - 1.5%
Turning Point Brands, Inc.(a)	15,959	397,539
Universal Corp.	158,560	6,740,385
Vector Group Ltd.(a)	1,338,118	13,461,467

Total Tobacco		20,599,391

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	82,040	5,118,476
GATX Corp.(a)	89,355	5,448,868
H&E Equipment Services, Inc.(a)	136,788	2,527,842
Rush Enterprises, Inc. Class A	39,094	1,620,837
Rush Enterprises, Inc. Class B	9,475	337,879
Systemax, Inc.	82,228	1,688,963

Total Trading Companies & Distributors		16,742,865

Water Utilities - 1.3%
American States Water Co.(a)	61,051	4,800,440
Artesian Resources Corp. Class A(a)	25,795	936,101
California Water Service Group	88,845	4,237,907
Global Water Resources, Inc.	69,004	727,302
Middlesex Water Co.(a)	34,269	2,302,191
SJW Group(a)	56,770	3,525,985
York Water Co. (The)	23,174	1,111,425

Total Water Utilities		17,641,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

Investments	Shares	Value
Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.(a)	44,453	$2,191,088
Spok Holdings, Inc.	91,337	854,001
Telephone & Data Systems, Inc.	339,979	6,758,783

Total Wireless Telecommunication Services		9,803,872

Total United States		1,391,095,373

Puerto Rico - 0.3%

Banks - 0.2%
First Bancorp	325,222	1,817,991
OFG Bancorp	50,155	670,572

Total Banks		2,488,563

IT Services - 0.1%
EVERTEC, Inc.(a)	51,548	1,448,499

Total Puerto Rico		3,937,062

TOTAL COMMON STOCKS (Cost: $1,598,955,179)		1,395,032,435

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $2,217,874)	95,454	2,705,166

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.6%

United States - 11.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $162,415,690)	162,415,690	162,415,690

TOTAL INVESTMENTS IN SECURITIES - 111.4% (Cost: $1,763,588,743)		1,560,153,291
Other Assets less Liabilities - (11.4)%		(159,965,595)

NET ASSETS - 100.0%		$1,400,187,696

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $226,899,886. The Fund also had securities on loan having a total market value of $1,509,213 that were sold and pending settlement. The total market value of the collateral held by the Fund was $233,997,766. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $71,582,076.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,449,921	$674,271	$883,877	$59,281	$405,570	$2,705,166	$23,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,395,032,435	$—	$—	$1,395,032,435
Exchange-Traded Fund	2,705,166	—	—	2,705,166
Investment of Cash Collateral for Securities Loaned	—	162,415,690	—	162,415,690

Total Investments in Securities	$1,397,737,601	$162,415,690	$—	$1,560,153,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.8%
AAR Corp.	18,184	$375,863
Aerovironment, Inc.*	6,268	499,121
Astronics Corp.*	13,028	137,576
Cubic Corp.(a)	7,945	381,598
Ducommun, Inc.*	5,446	189,902
Kaman Corp.	8,820	366,912
Kratos Defense & Security Solutions, Inc.*(a)	8,758	136,888
National Presto Industries, Inc.(a)	3,421	298,961
Park Aerospace Corp.	2,532	28,206
Triumph Group, Inc.	45,960	414,100
Vectrus, Inc.*	7,641	375,402
Virgin Galactic Holdings, Inc.*(a)	9,864	161,178

Total Aerospace & Defense		3,365,707

Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc.*	31,065	691,818
Atlas Air Worldwide Holdings, Inc.*(a)	27,045	1,163,746
Echo Global Logistics, Inc.*	10,973	237,236
Forward Air Corp.	13,560	675,559
Hub Group, Inc. Class A*	21,022	1,006,113

Total Air Freight & Logistics		3,774,472

Airlines - 0.4%
Hawaiian Holdings, Inc.	88,646	1,244,590
Mesa Air Group, Inc.*(a)	65,747	226,170

Total Airlines		1,470,760

Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	190,741	1,449,632
Cooper Tire & Rubber Co.	36,617	1,010,995
Cooper-Standard Holdings, Inc.*	38,434	509,251
Gentherm, Inc.*	17,677	687,635
Modine Manufacturing Co.*	64,014	353,357
Standard Motor Products, Inc.	13,534	557,601
Stoneridge, Inc.*	13,989	289,013
Tenneco, Inc. Class A*(a)	101,738	769,139

Total Auto Components		5,626,623

Automobiles - 0.4%
Winnebago Industries, Inc.	23,472	1,563,705

Banks - 13.6%
1st Source Corp.	17,441	620,551
Allegiance Bancshares, Inc.	14,580	370,186
Amalgamated Bank Class A	22,201	280,621
Amerant Bancorp, Inc.*(a)	22,965	345,394
American National Bankshares, Inc.	7,102	177,834
Arrow Financial Corp.	9,195	273,367
Atlantic Capital Bancshares, Inc.*	15,161	184,358
Banc of California, Inc.	5,065	54,854
BancFirst Corp.	21,044	853,755
Bancorp, Inc. (The)*	11,840	116,032
Bank First Corp.	3,750	240,375
Bank of Marin Bancorp	7,130	237,643
BankFinancial Corp.	10,815	90,846
Banner Corp.	27,529	1,046,102
Baycom Corp.*(a)	7,219	93,197
BCB Bancorp, Inc.	15,581	144,592
Berkshire Hills Bancorp, Inc.	33,861	373,148
Boston Private Financial Holdings, Inc.	62,088	427,165
Bridge Bancorp, Inc.	16,798	383,666
Brookline Bancorp, Inc.	51,225	516,348
Bryn Mawr Bank Corp.	13,936	385,470
Byline Bancorp, Inc.	31,440	411,864
Cadence BanCorp	120,596	1,068,481
Cambridge Bancorp	3,121	184,888
Camden National Corp.	9,896	341,808
Capital City Bank Group, Inc.	9,571	200,512
Capstar Financial Holdings, Inc.	15,566	186,792
Carter Bank & Trust	12,636	101,973
CBTX, Inc.	17,811	374,031
Central Pacific Financial Corp.	19,571	313,723
Central Valley Community Bancorp	10,493	161,487
Century Bancorp, Inc. Class A	3,493	271,476
City Holding Co.	10,892	709,832
Civista Bancshares, Inc.	13,280	204,512
CNB Financial Corp.	10,968	196,656
Coastal Financial Corp.*	7,663	111,267
Codorus Valley Bancorp, Inc.	8,849	122,382
Community Trust Bancorp, Inc.	12,213	400,098
ConnectOne Bancorp, Inc.	31,017	499,994
Customers Bancorp, Inc.*(a)	21,943	263,755
Dime Community Bancshares, Inc.	19,590	268,971
Eagle Bancorp, Inc.	30,116	986,299
Enterprise Bancorp, Inc.	9,923	236,366
Enterprise Financial Services Corp.	21,726	676,113
Equity Bancshares, Inc. Class A*	8,879	154,850
Farmers National Banc Corp.	21,706	257,433
FB Financial Corp.	20,878	517,148
Financial Institutions, Inc.	12,731	236,924
First Bancorp	22,714	569,667
First Bancorp, Inc. (The)	8,420	182,714
First Bancshares, Inc. (The)	10,695	240,637
First Busey Corp.	35,420	660,583
First Business Financial Services, Inc.	8,411	138,361
First Capital, Inc.(a)	1,609	111,777
First Choice Bancorp	12,008	196,691
First Commonwealth Financial Corp.	71,274	590,149
First Community Bankshares, Inc.	12,647	283,925
First Financial Corp.	9,885	364,163
First Foundation, Inc.	32,364	528,828
First Internet Bancorp	9,644	160,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
First Interstate BancSystem, Inc. Class A	43,989	$1,361,899
First Merchants Corp.	35,326	973,938
First Mid Bancshares, Inc.	12,962	339,993
First of Long Island Corp. (The)	15,404	251,701
First United Corp.	4,994	66,620
Flushing Financial Corp.	18,612	214,410
Franklin Financial Network, Inc.	6,122	157,641
FVCBankcorp, Inc.*(a)	8,629	92,848
German American Bancorp, Inc.	15,245	474,119
Great Southern Bancorp, Inc.	11,378	459,216
Great Western Bancorp, Inc.	44,855	617,205
Guaranty Bancshares, Inc.	7,415	191,826
Hanmi Financial Corp.	21,625	209,979
HarborOne Bancorp, Inc.*(a)	13,280	113,411
Heartland Financial USA, Inc.	28,653	958,156
Heritage Commerce Corp.	38,685	290,331
Heritage Financial Corp.	24,486	489,720
Hilltop Holdings, Inc.	77,831	1,435,982
HomeTrust Bancshares, Inc.	10,510	168,160
Hope Bancorp, Inc.	112,222	1,034,687
Horizon Bancorp, Inc.	31,216	333,699
Howard Bancorp, Inc.*	6,819	72,418
Independent Bank Corp.	19,015	282,373
Investar Holding Corp.	6,825	98,962
Lakeland Bancorp, Inc.	40,085	458,172
Lakeland Financial Corp.(a)	17,129	798,040
Live Oak Bancshares, Inc.(a)	13,465	195,377
Macatawa Bank Corp.	25,730	201,209
Mercantile Bank Corp.	12,231	276,421
Metropolitan Bank Holding Corp.*	5,837	187,251
Midland States Bancorp, Inc.	22,446	335,568
MidWestOne Financial Group, Inc.	10,423	208,460
National Bank Holdings Corp. Class A	19,017	513,459
National Bankshares, Inc.	3,773	107,908
NBT Bancorp, Inc.	27,528	846,761
Nicolet Bankshares, Inc.*	7,120	390,176
Northeast Bank	6,321	110,934
Northrim Bancorp, Inc.	5,527	138,949
OceanFirst Financial Corp.(a)	41,271	727,608
Old Second Bancorp, Inc.	31,391	244,222
Origin Bancorp, Inc.	14,856	326,832
Orrstown Financial Services, Inc.	10,972	161,837
Pacific Premier Bancorp, Inc.	54,042	1,171,631
Parke Bancorp, Inc.	12,696	172,031
PCB Bancorp	16,312	168,014
Peapack-Gladstone Financial Corp.	14,232	266,565
People’s Utah Bancorp	14,363	322,737
Peoples Bancorp, Inc.	11,325	240,996
Peoples Financial Services Corp.	5,401	206,264
Preferred Bank	13,457	576,632
Premier Financial Bancorp, Inc.	12,592	161,429
QCR Holdings, Inc.	12,927	403,064
RBB Bancorp	19,774	269,915
Reliant Bancorp, Inc.(a)	7,800	127,062
Renasant Corp.	47,343	1,178,841
Republic Bancorp, Inc. Class A	16,381	535,822
Republic First Bancorp, Inc.*	87	212
S&T Bancorp, Inc.	24,362	571,289
Sandy Spring Bancorp, Inc.	30,991	767,957
SB One Bancorp	8,245	162,426
Seacoast Banking Corp. of Florida*	28,295	577,218
ServisFirst Bancshares, Inc.	37,311	1,334,241
Sierra Bancorp	12,204	230,411
SmartFinancial, Inc.	11,111	179,776
Southern First Bancshares, Inc.*	5,729	158,751
Southern National Bancorp of Virginia, Inc.	19,952	193,335
Southside Bancshares, Inc.	20,387	565,128
Spirit of Texas Bancshares, Inc.*	7,371	90,737
Stock Yards Bancorp, Inc.	13,880	557,976
Summit Financial Group, Inc.	10,952	180,489
Towne Bank	49,249	927,851
TriCo Bancshares	23,295	709,333
TriState Capital Holdings, Inc.*	11,249	176,722
Triumph Bancorp, Inc.*	14,632	355,119
Trustmark Corp.	40,895	1,002,745
Univest Financial Corp.	24,374	393,396
Veritex Holdings, Inc.	25,587	452,890
Washington Trust Bancorp, Inc.	12,716	416,449
West Bancorp, Inc.	10,164	177,768
Westamerica BanCorp	11,411	655,220

Total Banks		54,259,837

Beverages - 0.3%
Celsius Holdings, Inc.*	23,258	273,747
Coca-Cola Consolidated, Inc.	2,290	524,845
MGP Ingredients, Inc.	8,065	296,026

Total Beverages		1,094,618

Biotechnology - 0.8%
Anika Therapeutics, Inc.*	5,902	222,682
BioSpecifics Technologies Corp.*	4,044	247,816
Catalyst Pharmaceuticals, Inc.*(a)	21,504	99,348
Eagle Pharmaceuticals, Inc.*	4,513	216,534
Enanta Pharmaceuticals, Inc.*	7,950	399,170
Jounce Therapeutics, Inc.*(a)	88,406	610,001
Lexicon Pharmaceuticals, Inc.*(a)	391,670	781,382
Vanda Pharmaceuticals, Inc.*	17,349	198,473
Xencor, Inc.*	9,893	320,434

Total Biotechnology		3,095,840

Building Products - 1.4%
American Woodmark Corp.*	8,481	641,588
Apogee Enterprises, Inc.	12,534	288,783
Cornerstone Building Brands, Inc.*	67,385	408,353
CSW Industrials, Inc.	6,252	432,076
Gibraltar Industries, Inc.*	12,669	608,239
Griffon Corp.	24,256	449,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Insteel Industries, Inc.	2,162	$41,229
Patrick Industries, Inc.	19,615	1,201,419
PGT Innovations, Inc.*	35,118	550,650
Quanex Building Products Corp.	11,925	165,519
Resideo Technologies, Inc.*	54,593	639,830

Total Building Products		5,426,907

Capital Markets - 3.2%
Artisan Partners Asset Management, Inc. Class A	41,250	1,340,625
B. Riley Financial, Inc.(a)	20,043	436,136
Blucora, Inc.*	15,937	182,001
BrightSphere Investment Group	174,888	2,179,104
Cowen, Inc.	16,829	272,798
Diamond Hill Investment Group, Inc.	3,209	364,767
Donnelley Financial Solutions, Inc.*	20,965	176,106
Focus Financial Partners, Inc. Class A*(a)	3,039	100,439
Hamilton Lane, Inc. Class A	5,845	393,778
Houlihan Lokey, Inc.	33,381	1,857,319
INTL FCStone, Inc.*	14,398	791,890
Moelis & Co. Class A(a)	25,691	800,532
Oppenheimer Holdings, Inc. Class A	13,207	287,780
Piper Sandler Cos.	9,601	567,995
PJT Partners, Inc. Class A	4,601	236,215
Pzena Investment Management, Inc. Class A	14,916	81,143
Safeguard Scientifics, Inc.	31,728	222,096
SuRo Capital Corp.(a)	10,090	85,462
Victory Capital Holdings, Inc. Class A(a)	44,365	762,634
Virtus Investment Partners, Inc.	4,375	508,769
Waddell & Reed Financial, Inc. Class A	69,608	1,079,620
Westwood Holdings Group, Inc.	2,617	41,218

Total Capital Markets		12,768,427

Chemicals - 2.1%
Advanced Emissions Solutions, Inc.(a)	33,278	161,398
AdvanSix, Inc.*	34,889	409,597
American Vanguard Corp.	10,335	142,210
Ferro Corp.*(a)	54,827	654,634
FutureFuel Corp.	10,277	122,810
GCP Applied Technologies, Inc.*	26,194	486,685
Hawkins, Inc.	6,487	276,216
Intrepid Potash, Inc.*	85,206	84,354
Koppers Holdings, Inc.*	15,143	285,294
Kraton Corp.*	13,891	240,036
Kronos Worldwide, Inc.	89,851	935,349
Livent Corp.*(a)	155,744	959,383
Minerals Technologies, Inc.	28,880	1,355,338
PQ Group Holdings, Inc.*	53,390	706,884
Stepan Co.	11,579	1,124,321
Trecora Resources*	3,111	19,506
Tredegar Corp.	27,814	428,336

Total Chemicals		8,392,351

Commercial Services & Supplies - 2.5%
ACCO Brands Corp.	118,516	841,463
BrightView Holdings, Inc.*	28,903	323,713
Casella Waste Systems, Inc. Class A*	7,808	406,953
CECO Environmental Corp.*	13,357	88,023
Deluxe Corp.	41,478	976,392
Ennis, Inc.	17,777	322,475
Harsco Corp.*(a)	33,961	458,813
Healthcare Services Group, Inc.	30,030	734,534
Heritage-Crystal Clean, Inc.*	5,148	89,884
HNI Corp.	28,278	864,458
Interface, Inc.	47,922	390,085
Kimball International, Inc. Class B	22,114	255,638
Knoll, Inc.	32,358	394,444
Matthews International Corp. Class A	17,347	331,328
McGrath RentCorp	12,921	697,863
PICO Holdings, Inc.*	4,851	40,894
Pitney Bowes, Inc.	317,840	826,384
RR Donnelley & Sons Co.	203,835	242,564
SP Plus Corp.*	11,614	240,526
Steelcase, Inc. Class A	74,664	900,448
U.S. Ecology, Inc.	9,584	324,706
Viad Corp.	7,866	149,611
VSE Corp.	8,892	279,120

Total Commercial Services & Supplies		10,180,319

Communications Equipment - 0.2%
Comtech Telecommunications Corp.	7,965	134,529
Digi International, Inc.*	5,810	67,686
Harmonic, Inc.*	2,929	13,913
InterDigital, Inc.	1,095	62,010
NETGEAR, Inc.*	13,252	343,094

Total Communications Equipment		621,232

Construction & Engineering - 1.7%
Aegion Corp.*	11,089	175,982
Ameresco, Inc. Class A*(a)	22,730	631,439
Arcosa, Inc.	29,335	1,237,937
Comfort Systems USA, Inc.	22,673	923,925
Construction Partners, Inc. Class A*	27,341	485,576
Dycom Industries, Inc.*(a)	12,677	518,363
Great Lakes Dredge & Dock Corp.*	47,700	441,702
MYR Group, Inc.*	10,009	319,387
Northwest Pipe Co.*	5,426	136,030
NV5 Global, Inc.*(a)	6,387	324,651
Primoris Services Corp.	43,109	765,616
Sterling Construction Co., Inc.*	30,395	318,236
Tutor Perini Corp.*	54,768	667,074

Total Construction & Engineering		6,945,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Construction Materials - 0.0%
U.S. Concrete, Inc.*(a)	2,875	$71,300

Consumer Finance - 1.8%
Curo Group Holdings Corp.	72,096	589,024
Elevate Credit, Inc.*(a)	67,055	99,241
Encore Capital Group, Inc.*	44,244	1,512,260
Enova International, Inc.*	41,720	620,376
EZCORP, Inc. Class A*	44,599	280,974
Green Dot Corp. Class A*	42,406	2,081,287
Nelnet, Inc. Class A	18,000	859,320
PRA Group, Inc.*(a)	17,682	683,586
Regional Management Corp.*	12,384	219,321
World Acceptance Corp.*(a)	5,572	365,077

Total Consumer Finance		7,310,466

Containers & Packaging - 0.8%
Myers Industries, Inc.	13,916	202,478
O-I Glass, Inc.	320,769	2,880,506
UFP Technologies, Inc.*	3,955	174,257

Total Containers & Packaging		3,257,241

Distributors - 0.2%
Core-Mark Holding Co., Inc.	21,538	537,481
Funko, Inc. Class A*(a)	19,425	112,665
Weyco Group, Inc.	9,037	195,109

Total Distributors		845,255

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	47,470	1,478,690
American Public Education, Inc.*	7,248	214,541
Carriage Services, Inc.	5,980	108,358
Collectors Universe, Inc.	4,852	166,326
K12, Inc.*	18,132	493,916
Laureate Education, Inc. Class A*	42,974	428,236
Perdoceo Education Corp.*	36,805	586,304
Select Interior Concepts, Inc. Class A*	1,862	6,517

Total Diversified Consumer Services		3,482,888

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	10,423	88,179
On Deck Capital, Inc.*	87,949	63,191

Total Diversified Financial Services		151,370

Diversified Telecommunication Services - 0.0%
ATN International, Inc.	1,932	117,021
IDT Corp. Class B*	9,399	61,376

Total Diversified Telecommunication Services		178,397

Electric Utilities - 0.2%
Genie Energy Ltd. Class B	21,482	158,107
Otter Tail Corp.	16,102	624,597
Spark Energy, Inc. Class A	8,673	61,318

Total Electric Utilities		844,022

Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	3,516	124,115
Atkore International Group, Inc.*	35,145	961,216
AZZ, Inc.	12,904	442,865
Encore Wire Corp.	12,357	603,269
Powell Industries, Inc.	845	23,145
Preformed Line Products Co.	3,214	160,732
Sunrun, Inc.*(a)	26,509	522,757
Thermon Group Holdings, Inc.*	9,574	139,493
TPI Composites, Inc.*(a)	3,043	71,115
Vicor Corp.*(a)	4,878	350,972
Vivint Solar, Inc.*(a)	87,544	866,686

Total Electrical Equipment		4,266,365

Electronic Equipment, Instruments & Components - 2.1%
Badger Meter, Inc.	7,647	481,149
Bel Fuse, Inc. Class B	4,345	46,622
Benchmark Electronics, Inc.	15,235	329,076
CTS Corp.	18,476	370,259
ePlus, Inc.*	7,700	544,236
Kimball Electronics, Inc.*	19,176	259,643
Knowles Corp.*	28,868	440,526
Luna Innovations, Inc.*	2,737	15,984
Methode Electronics, Inc.	25,355	792,597
MTS Systems Corp.	10,188	179,207
Napco Security Technologies, Inc.*(a)	4,976	116,389
nLight, Inc.*	366	8,147
OSI Systems, Inc.*	7,800	582,192
PC Connection, Inc.(a)	16,779	777,874
Plexus Corp.*	15,286	1,078,580
Sanmina Corp.*	53,998	1,352,110
ScanSource, Inc.*	17,843	429,838
TTM Technologies, Inc.*	22,202	263,316
Vishay Precision Group, Inc.*	6,575	161,614

Total Electronic Equipment, Instruments & Components		8,229,359

Energy Equipment & Services - 1.2%
Archrock, Inc.	101,346	657,736
Cactus, Inc. Class A	22,827	470,921
Championx Corp.*	28,843	281,508
DMC Global, Inc.	11,172	308,347
Dril-Quip, Inc.*	977	29,105
FTS International, Inc.*(a)	16,881	116,479
Helix Energy Solutions Group, Inc.*(a)	44,899	155,800
Liberty Oilfield Services, Inc. Class A(a)	74,762	409,696
Matrix Service Co.*	15,699	152,594
Newpark Resources, Inc.*	41,397	92,315
ProPetro Holding Corp.*	280,639	1,442,484
RPC, Inc.	10,779	33,199
SEACOR Holdings, Inc.*	4,054	114,809
Select Energy Services, Inc. Class A*	38,110	186,739
Solaris Oilfield Infrastructure, Inc. Class A	40,357	299,449

Total Energy Equipment & Services		4,751,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Entertainment - 0.2%
Marcus Corp. (The)	14,950	$198,386
Reading International, Inc. Class A*	5,147	21,875
Sciplay Corp. Class A*(a)	38,713	574,114

Total Entertainment		794,375

Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexander & Baldwin, Inc.	60,753	740,579
Alexander’s, Inc.	1,954	470,719
Armada Hoffler Properties, Inc.	12,916	128,514
CareTrust REIT, Inc.	21,471	368,442
CBL & Associates Properties, Inc.*	346,137	94,357
Chatham Lodging Trust	15,006	91,837
Community Healthcare Trust, Inc.	1,817	74,315
CoreCivic, Inc.	131,943	1,234,986
CorEnergy Infrastructure Trust, Inc.(a)	3,701	33,864
Diversified Healthcare Trust	105,922	468,705
Easterly Government Properties, Inc.	700	16,184
Essential Properties Realty Trust, Inc.	14,675	217,777
Farmland Partners, Inc.	3,573	24,475
Four Corners Property Trust, Inc.	29,834	727,950
GEO Group, Inc. (The)	123,391	1,459,716
Getty Realty Corp.	14,221	422,079
Industrial Logistics Properties Trust	31,501	647,346
Innovative Industrial Properties, Inc.	1,508	132,734
Jernigan Capital, Inc.	36,227	495,585
Kite Realty Group Trust	6,580	75,933
LTC Properties, Inc.	18,253	687,591
Monmouth Real Estate Investment Corp.	14,851	215,191
One Liberty Properties, Inc.	4,644	81,827
Retail Opportunity Investments Corp.(a)	60,866	689,612
Retail Value, Inc.	25,558	315,897
RPT Realty	4,686	32,615
Safehold, Inc.	5,648	324,704
Saul Centers, Inc.	8,201	264,646
Summit Hotel Properties, Inc.	20,940	124,174
Tanger Factory Outlet Centers, Inc.(a)	56,863	405,433
Universal Health Realty Income Trust	1,558	123,845
Urstadt Biddle Properties, Inc. Class A	9,908	117,707
Whitestone REIT	13,193	95,913

Total Equity Real Estate Investment Trusts (REITs)		11,405,252

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	10,900	149,984
Chefs’ Warehouse, Inc. (The)*	6,349	86,219
Ingles Markets, Inc. Class A	16,531	711,990
Natural Grocers by Vitamin Cottage, Inc.	10,646	158,413
SpartanNash Co.	26,093	554,476
Village Super Market, Inc. Class A	10,840	300,485
Weis Markets, Inc.	15,491	776,409

Total Food & Staples Retailing		2,737,976

Food Products - 0.7%
B&G Foods, Inc.	37,189	906,668
Calavo Growers, Inc.	4,315	271,457
Hostess Brands, Inc.*	41,808	510,894
John B. Sanfilippo & Son, Inc.	5,273	449,945
Tootsie Roll Industries, Inc.	18,257	625,667

Total Food Products		2,764,631

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	6,818	572,712
Northwest Natural Holding Co.	10,805	602,811

Total Gas Utilities		1,175,523

Health Care Equipment & Supplies - 0.9%
Atrion Corp.	473	301,306
BioLife Solutions, Inc.*(a)	7,371	120,516
CryoLife, Inc.*(a)	978	18,748
FONAR Corp.*	8,347	178,375
Heska Corp.*(a)	419	39,038
Inogen, Inc.*	4,618	164,031
IntriCon Corp.*(a)	801	10,830
iRadimed Corp.*(a)	3,380	78,450
Lantheus Holdings, Inc.*(a)	17,351	248,119
LeMaitre Vascular, Inc.	5,985	158,004
Meridian Bioscience, Inc.*	29,839	694,950
Merit Medical Systems, Inc.*(a)	7,969	363,785
Mesa Laboratories, Inc.	602	130,514
Natus Medical, Inc.*	4,631	101,049
OraSure Technologies, Inc.*	8,899	103,495
Orthofix Medical, Inc.*	3,444	110,208
STAAR Surgical Co.*	2,637	162,281
Surmodics, Inc.*	349	15,091
Tactile Systems Technology, Inc.*(a)	1,069	44,289
Utah Medical Products, Inc.	1,629	144,362
Varex Imaging Corp.*	4,876	73,871
Zynex, Inc.*(a)	10,347	257,330

Total Health Care Equipment & Supplies		3,518,642

Health Care Providers & Services - 1.3%
Addus HomeCare Corp.*	2,397	221,866
Apollo Medical Holdings, Inc.*(a)	1,970	32,505
BioTelemetry, Inc.*(a)	13,471	608,755
CorVel Corp.*	5,982	424,064
Five Star Senior Living, Inc.*(a)	7,146	27,869
Hanger, Inc.*(a)	6,258	103,633
Joint Corp. (The)*	976	14,904
Magellan Health, Inc.*	698	50,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
MEDNAX, Inc.*	83,328	$1,424,909
National Research Corp.	5,287	307,756
Patterson Cos., Inc.	49,967	1,099,274
PetIQ, Inc.*(a)	497	17,315
Providence Service Corp. (The)*	3,324	262,297
RadNet, Inc.*(a)	3,945	62,607
Tivity Health, Inc.*(a)	37,271	422,280
U.S. Physical Therapy, Inc.(a)	3,002	243,222

Total Health Care Providers & Services		5,324,196

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	19,586	132,597
Change Healthcare, Inc.*	247,089	2,767,397
Computer Programs & Systems, Inc.	5,709	130,108
HealthStream, Inc.*	3,769	83,408
NextGen Healthcare, Inc.*	13,736	150,821
Simulations Plus, Inc.(a)	2,662	159,241

Total Health Care Technology		3,423,572

Hotels, Restaurants & Leisure - 2.1%
BBX Capital Corp.	51,766	131,486
Biglari Holdings, Inc. Class B*(a)	6,842	471,961
BJ’s Restaurants, Inc.	12,355	258,714
Bloomin’ Brands, Inc.(a)	59,596	635,293
Bluegreen Vacations Corp.	43,088	233,537
Brinker International, Inc.	31,683	760,392
Century Casinos, Inc.*	2,098	8,707
Cheesecake Factory, Inc. (The)(a)	23,751	544,373
Chuy’s Holdings, Inc.*	4,531	67,421
Dave & Buster’s Entertainment, Inc.(a)	29,603	394,608
Del Taco Restaurants, Inc.*(a)	22,904	135,821
Denny’s Corp.*	57,018	575,882
Dine Brands Global, Inc.(a)	14,711	619,333
El Pollo Loco Holdings, Inc.*	16,922	249,769
Everi Holdings, Inc.*	7,509	38,746
Fiesta Restaurant Group, Inc.*	13,690	87,342
J Alexander’s Holdings, Inc.*	12,145	59,753
Jack in the Box, Inc.	13,348	988,953
Lindblad Expeditions Holdings, Inc.*	8,206	63,350
Monarch Casino & Resort, Inc.*	7,041	239,957
Nathan’s Famous, Inc.	3,162	177,831
Noodles & Co.*(a)	6,039	36,536
RCI Hospitality Holdings, Inc.	13,924	192,987
Red Rock Resorts, Inc. Class A	33,406	364,460
Ruth’s Hospitality Group, Inc.	18,199	148,504
Shake Shack, Inc. Class A*(a)	3,205	169,801
Target Hospitality Corp.*(a)	15,417	26,055
Twin River Worldwide Holdings, Inc.	27,432	611,459

Total Hotels, Restaurants & Leisure		8,293,031

Household Durables - 3.4%
Bassett Furniture Industries, Inc.	3,128	22,991
Beazer Homes USA, Inc.*	29,529	297,357
Cavco Industries, Inc.*	3,646	703,131
Century Communities, Inc.*(a)	32,138	985,351
Ethan Allen Interiors, Inc.	23,220	274,693
Green Brick Partners, Inc.*	51,232	607,099
Hamilton Beach Brands Holding Co. Class A	6,979	83,050
Hooker Furniture Corp.	12,856	250,049
Hovnanian Enterprises, Inc. Class A*(a)	4,314	100,904
Installed Building Products, Inc.*	10,063	692,133
iRobot Corp.*(a)	18,315	1,536,629
La-Z-Boy, Inc.	32,353	875,472
Legacy Housing Corp.*(a)	18,968	269,725
LGI Homes, Inc.*(a)	21,559	1,897,839
M/I Homes, Inc.*(a)	30,401	1,047,010
Skyline Champion Corp.*	17,701	430,842
Sonos, Inc.*(a)	6,251	91,452
TRI Pointe Group, Inc.*	130,120	1,911,463
Tupperware Brands Corp.	187,527	890,753
Turtle Beach Corp.*(a)	25,683	378,054
Universal Electronics, Inc.*	969	45,369
ZAGG, Inc.*	6,704	21,051

Total Household Durables		13,412,417

Household Products - 0.3%
Central Garden and Pet Co. Class A*	37,550	1,268,815

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	10,673	229,576

Insurance - 2.3%
AMERISAFE, Inc.	11,032	674,717
Benefytt Technologies, Inc.*(a)	6,432	131,599
Crawford & Co. Class A	42,791	337,621
eHealth, Inc.*	1,982	194,712
Employers Holdings, Inc.	30,186	910,108
FBL Financial Group, Inc. Class A	15,421	553,460
Genworth Financial, Inc. Class A*	352,503	814,282
Goosehead Insurance, Inc. Class A*(a)	1,097	82,451
Hallmark Financial Services, Inc.*	11,128	38,837
HCI Group, Inc.	2,098	96,886
Heritage Insurance Holdings, Inc.	15,249	199,609
Horace Mann Educators Corp.	33,744	1,239,417
Investors Title Co.	1,262	153,106
Kinsale Capital Group, Inc.(a)	4,750	737,247
National Western Life Group, Inc. Class A	4,108	834,704
Palomar Holdings, Inc.*	3,492	299,474
ProAssurance Corp.	5,707	82,580
Safety Insurance Group, Inc.	9,030	688,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
State Auto Financial Corp.	1,632	$29,131
Stewart Information Services Corp.	22,519	732,093
United Fire Group, Inc.	1,092	30,259
Universal Insurance Holdings, Inc.	28,030	497,532

Total Insurance		9,358,453

Interactive Media & Services - 0.3%
ANGI Homeservices, Inc. Class A*(a)	55,158	670,170
Cars.com, Inc.*(a)	4,275	24,624
DHI Group, Inc.*	45,505	95,561
Liberty TripAdvisor Holdings, Inc. Class A*	14,026	29,875
Meet Group, Inc. (The)*	21,545	134,441
QuinStreet, Inc.*	9,138	95,583
Travelzoo*	5,987	33,767

Total Interactive Media & Services		1,084,021

Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc. Class A*	26,801	536,556
Duluth Holdings, Inc. Class B*(a)	14,580	107,455
Groupon, Inc.*(a)	5,538	100,348
Lands’ End, Inc.*	6,320	50,813
PetMed Express, Inc.(a)	11,250	400,950
Revolve Group, Inc.*	18,192	270,333
Shutterstock, Inc.(a)	6,813	238,251
Stamps.com, Inc.*	11,147	2,047,592
Stitch Fix, Inc. Class A*(a)	9,028	225,158

Total Internet & Direct Marketing Retail		3,977,456

IT Services - 1.8%
Cass Information Systems, Inc.	5,737	223,915
CSG Systems International, Inc.	15,828	655,121
Evo Payments, Inc. Class A*	11,494	262,408
GreenSky, Inc. Class A*(a)	42,357	207,549
Hackett Group, Inc. (The)	18,973	256,894
I3 Verticals, Inc. Class A*(a)	883	26,711
International Money Express, Inc.*(a)	15,205	189,454
ManTech International Corp. Class A	12,583	861,810
NIC, Inc.	23,874	548,147
Paysign, Inc.	8,480	82,341
Perficient, Inc.*	8,007	286,491
Switch, Inc. Class A	15,968	284,550
Sykes Enterprises, Inc.*	19,240	532,178
TTEC Holdings, Inc.	22,084	1,028,231
Unisys Corp.*	114,427	1,248,399
Virtusa Corp.*	10,481	340,318

Total IT Services		7,034,517

Leisure Products - 1.4%
Acushnet Holdings Corp.	41,638	1,448,586
Callaway Golf Co.	39,049	683,748
Clarus Corp.	7,944	91,992
Johnson Outdoors, Inc. Class A	6,523	593,723
Malibu Boats, Inc. Class A*	19,091	991,777
Marine Products Corp.	18,590	257,472
MasterCraft Boat Holdings, Inc.*(a)	31,484	599,770
Smith & Wesson Brands, Inc.*	20,542	442,064
Sturm Ruger & Co., Inc.	8,036	610,736

Total Leisure Products		5,719,868

Machinery - 4.5%
Alamo Group, Inc.	6,143	630,518
Altra Industrial Motion Corp.	31,019	988,265
Astec Industries, Inc.	2,129	98,594
Blue Bird Corp.*	14,102	211,389
Chart Industries, Inc.*	8,133	394,369
Columbus McKinnon Corp.	17,702	592,132
Commercial Vehicle Group, Inc.*	55,099	159,236
Douglas Dynamics, Inc.	10,163	356,925
Energy Recovery, Inc.*(a)	15,867	120,510
Enerpac Tool Group Corp.	18,900	332,640
EnPro Industries, Inc.	10,558	520,404
Evoqua Water Technologies Corp.*	17,341	322,543
Federal Signal Corp.	35,358	1,051,193
Gorman-Rupp Co. (The)	9,590	298,057
Graham Corp.	1,263	16,091
Greenbrier Cos., Inc. (The)(a)	30,579	695,672
Helios Technologies, Inc.	14,596	543,701
Hurco Cos., Inc.	6,236	174,421
Hyster-Yale Materials Handling, Inc.	5,032	194,537
Kadant, Inc.	5,813	579,324
L.B. Foster Co. Class A*	10,427	133,153
Lindsay Corp.	1,815	167,361
Lydall, Inc.*	12,091	163,954
Manitowoc Co., Inc. (The)*	37,588	408,957
Mayville Engineering Co., Inc.*(a)	20,689	163,443
Meritor, Inc.*	92,333	1,828,193
Miller Industries, Inc.	10,733	319,521
Mueller Industries, Inc.	33,067	878,921
Mueller Water Products, Inc. Class A	80,838	762,302
Omega Flex, Inc.	1,937	204,935
Park-Ohio Holdings Corp.(a)	12,008	199,213
REV Group, Inc.	10,951	66,801
Shyft Group, Inc. (The)	10,451	175,995
SPX Corp.*	16,052	660,540
SPX FLOW, Inc.*(a)	5,355	200,491
Standex International Corp.	7,122	409,871
Tennant Co.	5,413	351,899
Terex Corp.	77,076	1,446,717
TriMas Corp.*	25,093	600,977
Twin Disc, Inc.*	1,217	6,742
Wabash National Corp.	62,253	661,127

Total Machinery		18,091,634

Marine - 0.2%
Matson, Inc.	22,834	664,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Media - 2.0%
AMC Networks, Inc. Class A*(a)	132,981	$3,110,426
Cumulus Media, Inc. Class A*	62,300	246,085
Emerald Holding, Inc.	32,064	98,757
Entercom Communications Corp. Class A	303,935	419,430
Entravision Communications Corp. Class A	51,075	73,037
EW Scripps Co. (The) Class A	36,105	315,919
Gray Television, Inc.*(a)	52,851	737,271
Loral Space & Communications, Inc.	15,525	303,048
Meredith Corp.(a)	41,009	596,681
MSG Networks, Inc. Class A*(a)	114,566	1,139,932
National CineMedia, Inc.	40,781	121,120
Scholastic Corp.	7,967	238,532
TechTarget, Inc.*	7,966	239,219
Tribune Publishing Co.	4,052	40,479
WideOpenWest, Inc.*	78,929	415,956

Total Media		8,095,892

Metals & Mining - 3.5%
Cleveland-Cliffs, Inc.(a)	754,829	4,166,656
Compass Minerals International, Inc.	10,138	494,228
Haynes International, Inc.	2,995	69,963
Kaiser Aluminum Corp.	8,644	636,371
Materion Corp.	9,884	607,767
Olympic Steel, Inc.	7,768	91,274
Ryerson Holding Corp.*	50,926	286,713
Schnitzer Steel Industries, Inc. Class A	29,443	519,375
SunCoke Energy, Inc.	63,753	188,709
United States Steel Corp.(a)	228,356	1,648,730
Universal Stainless & Alloy Products, Inc.*	4,003	34,426
Warrior Met Coal, Inc.	255,043	3,925,112
Worthington Industries, Inc.	33,595	1,253,093

Total Metals & Mining		13,922,417

Multi-Utilities - 0.1%
Unitil Corp.	6,257	280,439

Multiline Retail - 0.6%
Big Lots, Inc.	48,214	2,024,988
Dillard’s, Inc. Class A	17,732	457,308

Total Multiline Retail		2,482,296

Oil, Gas & Consumable Fuels - 5.8%
Arch Resources, Inc.(a)	47,421	1,347,231
Berry Corp.(a)	221,905	1,071,801
Bonanza Creek Energy, Inc.*(a)	95,851	1,420,512
Brigham Minerals, Inc. Class A	2,934	36,235
Callon Petroleum Co.*	464,675	534,376
Centennial Resource Development, Inc. Class A*	194,964	173,518
CNX Resources Corp.*	333,862	2,887,906
Comstock Resources, Inc.*	129,107	565,489
CONSOL Energy, Inc.*(a)	87,556	443,909
Earthstone Energy, Inc. Class A*(a)	73,070	207,519
EQT Corp.	84,070	1,000,433
Falcon Minerals Corp.	79,513	254,442
Gulfport Energy Corp.*(a)	729,280	794,915
Laredo Petroleum, Inc.*(a)	25,269	350,228
Magnolia Oil & Gas Corp. Class A*(a)	65,950	399,657
Matador Resources Co.*	113,419	964,062
Montage Resources Corp.*	83,173	328,533
NACCO Industries, Inc. Class A	8,777	204,504
Panhandle Oil and Gas, Inc. Class A	5,433	14,560
Par Pacific Holdings, Inc.*	8,482	76,253
PDC Energy, Inc.*	165,169	2,054,702
Peabody Energy Corp.(a)	329,458	948,839
QEP Resources, Inc.	60,557	78,119
Range Resources Corp.	858,823	4,835,174
SM Energy Co.	205,069	769,009
Talos Energy, Inc.*(a)	79,054	727,297
VAALCO Energy, Inc.*	103,827	128,745
W&T Offshore, Inc.*(a)	248,222	565,946

Total Oil, Gas & Consumable Fuels		23,183,914

Paper & Forest Products - 0.9%
Boise Cascade Co.	9,337	351,165
Clearwater Paper Corp.*	3,493	126,202
Domtar Corp.	72,998	1,540,988
Neenah, Inc.	7,366	364,322
PH Glatfelter Co.	18,297	293,667
Schweitzer-Mauduit International, Inc.	15,977	533,791
Verso Corp. Class A	22,919	274,111

Total Paper & Forest Products		3,484,246

Personal Products - 1.7%
Edgewell Personal Care Co.*	62,178	1,937,467
elf Beauty, Inc.*	9,635	183,739
Inter Parfums, Inc.	8,921	429,546
Lifevantage Corp.*	5,988	80,958
Medifast, Inc.	8,618	1,195,920
Nu Skin Enterprises, Inc. Class A	54,425	2,080,668
USANA Health Sciences, Inc.*	14,591	1,071,417

Total Personal Products		6,979,715

Pharmaceuticals - 2.4%
Amneal Pharmaceuticals, Inc.*(a)	482,027	2,294,449
Amphastar Pharmaceuticals, Inc.*	4,611	103,563
ANI Pharmaceuticals, Inc.*	2,576	83,308
Corcept Therapeutics, Inc.*(a)	65,888	1,108,236
Harrow Health, Inc.(a)	25,415	132,412
Innoviva, Inc.*	164,388	2,298,144
Lannett Co., Inc.*(a)	15,764	114,447
Pacira BioSciences, Inc.*	3,775	198,074
Phibro Animal Health Corp. Class A	20,638	542,160
Prestige Consumer Healthcare, Inc.*	40,263	1,512,278
Supernus Pharmaceuticals, Inc.*	53,528	1,271,290

Total Pharmaceuticals		9,658,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Professional Services - 1.4%
Barrett Business Services, Inc.	4,874	$258,956
BG Staffing, Inc.	6,849	77,531
CBIZ, Inc.*	25,621	614,135
CRA International, Inc.	4,211	166,335
Forrester Research, Inc.*	1,558	49,918
Franklin Covey Co.*	606	12,968
GP Strategies Corp.*	4,923	42,239
Heidrick & Struggles International, Inc.	16,732	361,746
Huron Consulting Group, Inc.*	4,891	216,427
ICF International, Inc.	7,846	508,656
Kelly Services, Inc. Class A	40,838	645,853
Kforce, Inc.	14,866	434,830
Korn Ferry	46,785	1,437,703
Mistras Group, Inc.*	8,778	34,673
Resources Connection, Inc.	19,794	236,934
TrueBlue, Inc.*	25,662	391,859
Willdan Group, Inc.*	1,373	34,339

Total Professional Services		5,525,102

Real Estate Management & Development - 0.6%
Forestar Group, Inc.*	12,499	188,485
Marcus & Millichap, Inc.*(a)	24,109	695,786
Newmark Group, Inc. Class A	46,941	228,133
RE/MAX Holdings, Inc. Class A	8,484	266,652
Realogy Holdings Corp.(a)	68,016	503,998
RMR Group, Inc. (The) Class A	17,157	505,617
St. Joe Co. (The)*	1,247	24,217

Total Real Estate Management & Development		2,412,888

Road & Rail - 2.0%
ArcBest Corp.	33,117	877,932
Avis Budget Group, Inc.*(a)	86,650	1,983,418
Covenant Transportation Group, Inc. Class A*	20,774	299,769
Heartland Express, Inc.	28,501	593,391
Hertz Global Holdings, Inc.*(a)	18,013	25,398
Marten Transport Ltd.	26,972	678,615
Schneider National, Inc. Class B	112,859	2,784,232
Universal Logistics Holdings, Inc.	21,658	376,416
US Xpress Enterprises, Inc. Class A*(a)	29,370	176,220

Total Road & Rail		7,795,391

Semiconductors & Semiconductor Equipment - 0.6%
ACM Research, Inc. Class A*(a)	9,870	615,493
Axcelis Technologies, Inc.*	9,306	259,172
Ceva, Inc.*	489	18,298
CyberOptics Corp.*	961	30,954
FormFactor, Inc.*	15,780	462,828
NVE Corp.	2,263	139,921
Onto Innovation, Inc.*	7,481	254,653
Photronics, Inc.*	14,681	163,400
Ultra Clean Holdings, Inc.*	12,811	289,913

Total Semiconductors & Semiconductor Equipment		2,234,632

Software - 0.9%
Alarm.com Holdings, Inc.*	12,041	780,377
Altair Engineering, Inc. Class A*(a)	2,097	83,356
American Software, Inc. Class A	6,705	105,671
Appfolio, Inc. Class A*	792	128,866
Bottomline Technologies DE, Inc.*	1,560	79,201
Ebix, Inc.	38,727	865,936
eGain Corp.*	7,919	87,980
Ideanomics, Inc.*	48,636	97,758
OneSpan, Inc.*	6,498	181,489
Progress Software Corp.	15,202	589,077
QAD, Inc. Class A	407	16,801
ShotSpotter, Inc.*(a)	726	18,295
Smith Micro Software, Inc.*	15,295	68,216
SPS Commerce, Inc.*	5,733	430,663
Xperi Holding Corp.	10,377	153,165

Total Software		3,686,851

Specialty Retail - 5.9%
Abercrombie & Fitch Co. Class A	59,906	637,400
America’s Car-Mart, Inc.*(a)	5,158	453,233
Asbury Automotive Group, Inc.*	15,516	1,199,852
At Home Group, Inc.*(a)	131,119	850,962
Bed Bath & Beyond, Inc.(a)	10,003	106,032
Boot Barn Holdings, Inc.*(a)	11,422	246,258
Buckle, Inc. (The)	33,637	527,428
Caleres, Inc.	35,535	296,362
Cato Corp. (The) Class A	20,159	164,901
Children’s Place, Inc. (The)(a)	13,321	498,472
Citi Trends, Inc.	7,699	155,674
Conn’s, Inc.*	73,934	745,994
Container Store Group, Inc. (The)*	51,467	166,753
Designer Brands, Inc. Class A(a)	54,814	371,091
Express, Inc.*(a)	9,571	14,739
GameStop Corp. Class A*(a)	183,728	797,380
Genesco, Inc.*(a)	14,586	315,933
GNC Holdings, Inc. Class A*(a)	60,233	33,128
Group 1 Automotive, Inc.	16,717	1,102,820
Guess?, Inc.	39,172	378,793
Haverty Furniture Cos., Inc.	11,527	184,432
Hibbett Sports, Inc.*(a)	11,323	237,104
MarineMax, Inc.*	24,035	538,144
Michaels Cos., Inc. (The)*(a)	594,880	4,205,802
Office Depot, Inc.	785,099	1,844,983
Party City Holdco, Inc.*(a)	330,152	491,926
Rent-A-Center, Inc.	40,241	1,119,505
Sally Beauty Holdings, Inc.*(a)	147,609	1,849,541
Shoe Carnival, Inc.	10,728	314,009
Sleep Number Corp.*	17,522	729,616
Sonic Automotive, Inc. Class A	39,085	1,247,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Investments	Shares	Value
Sportsman’s Warehouse Holdings, Inc.*	31,210	$444,742
Tailored Brands, Inc.(a)	219,849	206,218
Tilly’s, Inc. Class A	17,951	101,782
Winmark Corp.	1,800	308,232
Zumiez, Inc.*	16,652	455,932

Total Specialty Retail		23,342,375

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	4,975	39,601

Textiles, Apparel & Luxury Goods - 1.3%
Culp, Inc.	6,961	59,934
Fossil Group, Inc.*(a)	45,815	213,040
G-III Apparel Group Ltd.*	44,452	590,767
Kontoor Brands, Inc.(a)	32,311	575,459
Levi Strauss & Co. Class A(a)	223,112	2,989,701
Movado Group, Inc.	22,357	242,350
Oxford Industries, Inc.	9,867	434,246
Rocky Brands, Inc.	5,982	122,990
Unifi, Inc.*	4,115	53,001
Vera Bradley, Inc.*	14,475	64,269

Total Textiles, Apparel & Luxury Goods		5,345,757

Thrifts & Mortgage Finance - 3.2%
Axos Financial, Inc.*	52,226	1,153,150
Bridgewater Bancshares, Inc.*	24,053	246,543
Capitol Federal Financial, Inc.	60,155	662,307
Columbia Financial, Inc.*	33,778	471,372
Federal Agricultural Mortgage Corp. Class C	9,826	628,962
Flagstar Bancorp, Inc.	54,027	1,590,015
FS Bancorp, Inc.	4,319	166,584
Hingham Institution For Savings (The)	1,718	288,246
Home Bancorp, Inc.	6,751	180,589
HomeStreet, Inc.	12,078	297,240
Kearny Financial Corp.	28,932	236,664
Luther Burbank Corp.	33,156	331,560
Merchants Bancorp	33,558	620,487
Meridian Bancorp, Inc.	29,519	342,420
Meta Financial Group, Inc.	29,418	534,525
Northfield Bancorp, Inc.	22,892	263,716
Northwest Bancshares, Inc.	78,743	805,147
PCSB Financial Corp.	4,243	53,801
Premier Financial Corp.	27,532	486,490
Provident Financial Services, Inc.	47,348	684,179
Riverview Bancorp, Inc.	22,460	126,899
Southern Missouri Bancorp, Inc.	7,824	190,123
Sterling Bancorp, Inc.	82,334	294,756
Territorial Bancorp, Inc.	6,820	162,248
TrustCo Bank Corp.	62,748	397,195
Walker & Dunlop, Inc.	25,887	1,315,318
Waterstone Financial, Inc.	16,250	240,988

Total Thrifts & Mortgage Finance		12,771,524

Tobacco - 0.5%
Turning Point Brands, Inc.	12,362	307,938
Universal Corp.	21,882	930,203
Vector Group Ltd.	60,873	612,382

Total Tobacco		1,850,523

Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc.*	38,894	1,025,635
BMC Stock Holdings, Inc.*	43,074	1,082,880
CAI International, Inc.*	18,477	307,827
DXP Enterprises, Inc.*	11,947	237,865
Foundation Building Materials, Inc.*	18,738	292,500
GMS, Inc.*	28,877	710,085
H&E Equipment Services, Inc.	27,962	516,738
Herc Holdings, Inc.*	7,929	243,658
MRC Global, Inc.*	32,296	190,869
NOW, Inc.*	62,766	541,671
Rush Enterprises, Inc. Class A	34,954	1,449,193
Systemax, Inc.	17,344	356,246
Titan Machinery, Inc.*	10,177	110,522
Transcat, Inc.*	3,456	89,372
WESCO International, Inc.*(a)	52,300	1,836,253
Willis Lease Finance Corp.*	12,121	294,298

Total Trading Companies & Distributors		9,285,612

Water Utilities - 0.3%
Artesian Resources Corp. Class A	4,198	152,345
Middlesex Water Co.	3,661	245,946
Pure Cycle Corp.*	2,931	26,936
SJW Group	6,868	426,572
York Water Co. (The)	3,372	161,721

Total Water Utilities		1,013,520

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	17,556	865,335
United States Cellular Corp.*(a)	42,389	1,308,549

Total Wireless Telecommunication Services		2,173,884

TOTAL COMMON STOCKS (Cost: $524,631,391)		397,817,924

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Fund(a)(b) (Cost: $235,744)	8,831	287,714

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(c) (Cost: $22,928,775)	22,928,775	22,928,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2020

Value
TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $547,795,910)	$421,034,413
Other Assets less Liabilities - (5.6)%	(22,473,029)

NET ASSETS - 100.0%	$398,561,384

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $60,914,436. The Fund also had securities on loan having a total market value of $37,588 that were sold and pending settlement. The total market value of the collateral held by the Fund was $62,514,788. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,586,013.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2020	Dividend Income
WisdomTree U.S. MidCap Fund	$165,336	$784,567	$872,822	$92,609	$118,024	$287,714	$4,087

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Specialty Retail	$23,309,247	$33,128	$—	$23,342,375
Other	374,475,549	—	—	374,475,549
Exchange-Traded Fund	287,714	—	—	287,714
Investment of Cash Collateral for Securities Loaned	—	22,928,775	—	22,928,775

Total Investments in Securities	$398,072,510	$22,961,903	$—	$421,034,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.2%

Aerospace & Defense - 0.4%
Kaman Corp.	4,859	$202,134
National Presto Industries, Inc.	1,209	105,655
Park Aerospace Corp.	7,372	82,124

Total Aerospace & Defense		389,913

Air Freight & Logistics - 0.2%
Forward Air Corp.	4,324	215,422

Auto Components - 1.9%
Cooper Tire & Rubber Co.	14,317	395,292
LCI Industries	12,616	1,450,588

Total Auto Components		1,845,880

Automobiles - 0.4%
Winnebago Industries, Inc.	6,150	409,713

Banks - 5.6%
Eagle Bancorp, Inc.	12,589	412,290
Enterprise Financial Services Corp.	7,854	244,416
FB Financial Corp.	5,028	124,544
First Interstate BancSystem, Inc. Class A	25,486	789,047
Home BancShares, Inc.	89,696	1,379,524
Lakeland Financial Corp.(a)	12,695	591,460
Live Oak Bancshares, Inc.	4,429	64,265
Parke Bancorp, Inc.	4,101	55,569
Plumas Bancorp	1,635	36,166
Preferred Bank	6,219	266,484
ServisFirst Bancshares, Inc.	19,991	714,878
Stock Yards Bancorp, Inc.	11,685	469,737
Unity Bancorp, Inc.	2,967	42,428
West Bancorp, Inc.	8,855	154,874

Total Banks		5,345,682

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	513	117,574
MGP Ingredients, Inc.	2,832	103,949

Total Beverages		221,523

Building Products - 1.3%
AAON, Inc.	4,920	267,107
Apogee Enterprises, Inc.	7,018	161,695
CSW Industrials, Inc.	1,549	107,051
Griffon Corp.	10,305	190,848
Insteel Industries, Inc.	1,498	28,567
Quanex Building Products Corp.	8,059	111,859
UFP Industries, Inc.,	7,372	364,988

Total Building Products		1,232,115

Capital Markets - 10.2%
BrightSphere Investment Group	66,784	832,129
Cohen & Steers, Inc.	20,451	1,391,691
Diamond Hill Investment Group, Inc.	3,827	435,015
Greenhill & Co., Inc.	4,658	46,533
Houlihan Lokey, Inc.	21,681	1,206,331
Moelis & Co. Class A(a)	63,095	1,966,040
Pzena Investment Management, Inc. Class A	4,923	26,781
Silvercrest Asset Management Group, Inc. Class A	5,841	74,239
Victory Capital Holdings, Inc. Class A	3,204	55,077
Virtu Financial, Inc. Class A	138,321	3,264,376
Virtus Investment Partners, Inc.	3,057	355,498

Total Capital Markets		9,653,710

Chemicals - 11.8%
Cabot Corp.	33,523	1,242,027
Chase Corp.	1,248	127,920
Chemours Co. (The)	177,901	2,730,780
FutureFuel Corp.	17,835	213,128
H.B. Fuller Co.	12,754	568,828
Innospec, Inc.	5,065	391,271
Kronos Worldwide, Inc.	80,424	837,214
Minerals Technologies, Inc.	2,428	113,946
Olin Corp.	148,524	1,706,541
PolyOne Corp.	39,922	1,047,154
Quaker Chemical Corp.	3,432	637,151
Sensient Technologies Corp.	20,611	1,075,070
Stepan Co.	5,017	487,151

Total Chemicals		11,178,181

Commercial Services & Supplies - 5.9%
ABM Industries, Inc.	19,114	693,838
ACCO Brands Corp.	38,863	275,927
Brady Corp. Class A	11,272	527,755
Deluxe Corp.	14,720	346,509
Ennis, Inc.	16,902	306,602
Healthcare Services Group, Inc.	36,194	885,305
Herman Miller, Inc.	15,875	374,809
HNI Corp.	19,597	599,080
Interface, Inc.	12,902	105,022
Kimball International, Inc. Class B	9,390	108,548
Knoll, Inc.	18,562	226,271
McGrath RentCorp	7,292	393,841
Steelcase, Inc. Class A	40,474	488,117
UniFirst Corp.	1,089	194,877
VSE Corp.	1,482	46,520

Total Commercial Services & Supplies		5,573,021

Communications Equipment - 1.0%
InterDigital, Inc.	16,168	915,594

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	4,399	179,259
Primoris Services Corp.	8,088	143,643
Valmont Industries, Inc.	3,239	368,015

Total Construction & Engineering		690,917

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	698	58,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2020

Investments	Shares	Value
Consumer Finance - 1.5%
Navient Corp.	199,657	$1,403,589

Containers & Packaging - 0.8%
Greif, Inc. Class A	21,047	724,227

Distributors - 0.1%
Weyco Group, Inc.	4,326	93,398

Diversified Consumer Services - 1.7%
Carriage Services, Inc.	3,810	69,037
Collectors Universe, Inc.	5,332	182,781
Graham Holdings Co. Class B	753	258,030
Strategic Education, Inc.	7,118	1,093,681

Total Diversified Consumer Services		1,603,529

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	5,032	42,571

Electric Utilities - 3.1%
El Paso Electric Co.	18,527	1,241,309
MGE Energy, Inc.	12,532	808,439
Otter Tail Corp.	22,087	856,755

Total Electric Utilities		2,906,503

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	385	13,591
AZZ, Inc.	5,865	201,287
Encore Wire Corp.	448	21,871
EnerSys	5,927	381,580

Total Electrical Equipment		618,329

Electronic Equipment, Instruments & Components - 1.2%
Badger Meter, Inc.	6,303	396,584
Benchmark Electronics, Inc.	12,573	271,577
CTS Corp.	3,595	72,044
Methode Electronics, Inc.	8,096	253,081
PC Connection, Inc.(a)	3,436	159,293

Total Electronic Equipment, Instruments & Components		1,152,579

Energy Equipment & Services - 0.2%
Solaris Oilfield Infrastructure, Inc. Class A	20,275	150,440

Entertainment - 0.5%
Marcus Corp. (The)	9,199	122,071
World Wrestling Entertainment, Inc. Class A	7,192	312,492

Total Entertainment		434,563

Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic, Inc.	188,241	1,761,936

Food & Staples Retailing - 0.6%
Ingles Markets, Inc. Class A	4,145	178,525
PriceSmart, Inc.	5,897	355,766

Total Food & Staples Retailing		534,291

Food Products - 0.7%
Calavo Growers, Inc.	4,420	278,062
John B. Sanfilippo & Son, Inc.	1,148	97,959
Tootsie Roll Industries, Inc.	8,213	281,460

Total Food Products		657,481

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	5,643	474,012
RGC Resources, Inc.	2,324	56,171

Total Gas Utilities		530,183

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	327	208,302
LeMaitre Vascular, Inc.	3,775	99,660
Mesa Laboratories, Inc.	226	48,997
Utah Medical Products, Inc.	779	69,035

Total Health Care Equipment & Supplies		425,994

Health Care Providers & Services - 3.0%
Ensign Group, Inc. (The)	4,727	197,825
National Research Corp.	6,414	373,359
Patterson Cos., Inc.	95,213	2,094,686
U.S. Physical Therapy, Inc.	2,599	210,571

Total Health Care Providers & Services		2,876,441

Health Care Technology - 0.2%
Simulations Plus, Inc.(a)	2,538	151,823

Hotels, Restaurants & Leisure - 0.0%
RCI Hospitality Holdings, Inc.	1,210	16,771

Household Durables - 2.2%
Bassett Furniture Industries, Inc.	6,779	49,826
Hamilton Beach Brands Holding Co. Class A	3,631	43,209
Hooker Furniture Corp.	6,191	120,415
KB Home	18,178	557,701
MDC Holdings, Inc.	38,035	1,357,849

Total Household Durables		2,129,000

Household Products - 0.7%
WD-40 Co.	3,409	676,005

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	7,980	171,650

Insurance - 2.5%
AMERISAFE, Inc.	5,715	349,529
Crawford & Co. Class A	13,106	103,406
Employers Holdings, Inc.	12,835	386,975
Independence Holding Co.	2,261	69,164
Investors Title Co.	377	45,738
Kinsale Capital Group, Inc.	1,429	221,795
Safety Insurance Group, Inc.	11,526	878,973
Universal Insurance Holdings, Inc.	15,146	268,842

Total Insurance		2,324,422

Internet & Direct Marketing Retail - 0.7%
PetMed Express, Inc.(a)	18,810	670,388

IT Services - 2.7%
Cass Information Systems, Inc.	5,403	210,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2020

Investments	Shares	Value
CSG Systems International, Inc.	10,605	$438,941
Hackett Group, Inc. (The)	13,858	187,637
ManTech International Corp. Class A	7,411	507,579
NIC, Inc.	19,640	450,935
TTEC Holdings, Inc.	16,351	761,303

Total IT Services		2,557,274

Leisure Products - 1.5%
Acushnet Holdings Corp.	26,424	919,291
Callaway Golf Co.	3,590	62,861
Johnson Outdoors, Inc. Class A	1,566	142,537
Sturm Ruger & Co., Inc.	3,282	249,432

Total Leisure Products		1,374,121

Machinery - 8.6%
Alamo Group, Inc.	701	71,951
Albany International Corp. Class A	3,961	232,550
Altra Industrial Motion Corp.	18,764	597,821
Barnes Group, Inc.	7,681	303,860
Columbus McKinnon Corp.	2,178	72,854
Douglas Dynamics, Inc.	6,806	239,027
Eastern Co. (The)	1,278	22,838
EnPro Industries, Inc.	4,595	226,488
ESCO Technologies, Inc.	1,412	119,356
Federal Signal Corp.	8,871	263,735
Franklin Electric Co., Inc.	7,076	371,632
Gorman-Rupp Co. (The)	5,893	183,154
Greenbrier Cos., Inc. (The)	15,944	362,726
Helios Technologies, Inc.	3,645	135,776
Hillenbrand, Inc.	28,312	766,406
Hyster-Yale Materials Handling, Inc.	3,831	148,106
Kadant, Inc.	1,431	142,613
Kennametal, Inc.	26,272	754,269
Miller Industries, Inc.	3,275	97,497
Mueller Industries, Inc.	10,519	279,595
Mueller Water Products, Inc. Class A	42,129	397,277
Omega Flex, Inc.(a)	1,695	179,331
Shyft Group, Inc. (The)	2,861	48,179
Standex International Corp.	2,002	115,215
Tennant Co.	3,036	197,370
Trinity Industries, Inc.	60,695	1,292,197
Wabash National Corp.	16,327	173,393
Watts Water Technologies, Inc. Class A	3,776	305,856

Total Machinery		8,101,072

Marine - 0.5%
Matson, Inc.	15,013	436,878

Media - 1.8%
John Wiley & Sons, Inc. Class A	26,266	1,024,374
Saga Communications, Inc. Class A	2,946	75,418
Sinclair Broadcast Group, Inc. Class A(a)	35,201	649,810

Total Media		1,749,602

Metals & Mining - 3.1%
Carpenter Technology Corp.	14,157	343,732
Kaiser Aluminum Corp.	6,612	486,775
Materion Corp.	3,011	185,146
Schnitzer Steel Industries, Inc. Class A	18,309	322,971
SunCoke Energy, Inc.	73,534	217,661
United States Steel Corp.(a)	49,217	355,347
Worthington Industries, Inc.	26,902	1,003,444

Total Metals & Mining		2,915,076

Multi-Utilities - 0.3%
Unitil Corp.	7,059	316,384

Oil, Gas & Consumable Fuels - 0.0%
NACCO Industries, Inc. Class A	1,672	38,958

Paper & Forest Products - 1.3%
Neenah, Inc.	8,652	427,928
Schweitzer-Mauduit International, Inc.	24,000	801,840

Total Paper & Forest Products		1,229,768

Personal Products - 1.7%
Medifast, Inc.	11,584	1,607,512

Professional Services - 1.4%
Barrett Business Services, Inc.	1,429	75,923
BG Staffing, Inc.	8,685	98,314
CRA International, Inc.	1,902	75,129
ICF International, Inc.	1,696	109,952
Insperity, Inc.	8,559	554,024
Kforce, Inc.	5,933	173,540
Korn Ferry	7,952	244,365

Total Professional Services		1,331,247

Real Estate Management & Development - 0.8%
CTO Realty Growth, Inc.	824	32,548
Newmark Group, Inc. Class A	95,354	463,421
RMR Group, Inc. (The) Class A	10,194	300,417

Total Real Estate Management & Development		796,386

Road & Rail - 2.6%
Heartland Express, Inc.	4,538	94,481
Marten Transport Ltd.	4,653	117,070
Ryder System, Inc.	33,973	1,274,327
Schneider National, Inc. Class B	15,064	371,629
Universal Logistics Holdings, Inc.	8,937	155,325
Werner Enterprises, Inc.	10,048	437,389

Total Road & Rail		2,450,221

Semiconductors & Semiconductor Equipment - 0.6%
Power Integrations, Inc.	4,775	564,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2020

Investments	Shares	Value
Software - 0.2%
Ebix, Inc.	5,598	$125,171
GlobalSCAPE, Inc.	2,270	22,133

Total Software		147,304

Specialty Retail - 0.7%
Haverty Furniture Cos., Inc.	13,961	223,376
Monro, Inc.	7,395	406,281
Shoe Carnival, Inc.	2,715	79,468

Total Specialty Retail		709,125

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	6,892	59,340
Oxford Industries, Inc.	6,646	292,491
Superior Group of Cos., Inc.	7,008	93,907

Total Textiles, Apparel & Luxury Goods		445,738

Thrifts & Mortgage Finance - 2.5%
Federal Agricultural Mortgage Corp. Class C	6,317	404,351
Flagstar Bancorp, Inc.	4,813	141,647
FS Bancorp, Inc.	1,077	41,540
Hingham Institution For Savings (The)	350	58,723
Merchants Bancorp	8,606	159,125
PennyMac Financial Services, Inc.	22,405	936,305
Sterling Bancorp, Inc.	5,887	21,075
Timberland Bancorp, Inc.	3,444	62,715
Walker & Dunlop, Inc.	11,134	565,719

Total Thrifts & Mortgage Finance		2,391,200

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	10,559	658,776
GATX Corp.	11,502	701,392
H&E Equipment Services, Inc.	17,738	327,798
Rush Enterprises, Inc. Class A	4,466	185,161
Rush Enterprises, Inc. Class B	1,306	46,572
Systemax, Inc.	10,708	219,942

Total Trading Companies & Distributors		2,139,641

Water Utilities - 2.9%
American States Water Co.	10,518	827,030
California Water Service Group	15,386	733,912
Middlesex Water Co.	5,647	379,366
SJW Group	9,831	610,604
York Water Co. (The)	4,170	199,993

Total Water Utilities		2,750,905

Total United States		93,839,206

Puerto Rico - 0.7%

Banks - 0.5%
First Bancorp	82,293	460,018

IT Services - 0.2%
EVERTEC, Inc.	9,024	253,574

Total Puerto Rico		713,592

TOTAL COMMON STOCKS (Cost: $101,121,817)		94,552,798

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $2,695,834)	2,695,834	2,695,834

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $103,817,651)		97,248,632
Other Assets less Liabilities - (2.8)%		(2,640,032)

NET ASSETS - 100.0%		$94,608,600

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,840,194 and the total market value of the collateral held by the Fund was $3,909,945. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,214,111.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$94,552,798	$—	$—	$94,552,798
Investment of Cash Collateral for Securities Loaned	—	2,695,834	—	2,695,834

Total Investments in Securities	$94,552,798	$2,695,834	$—	$97,248,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.5%
BWX Technologies, Inc.	2,034	$115,206
General Dynamics Corp.	9,994	1,493,703
Huntington Ingalls Industries, Inc.	1,210	211,133
L3Harris Technologies, Inc.	5,047	856,325
Lockheed Martin Corp.	10,084	3,679,853
Northrop Grumman Corp.	3,753	1,153,822
Raytheon Technologies Corp.	44,415	2,736,852
Spirit AeroSystems Holdings, Inc. Class A	1,266	30,308
Textron, Inc.	2,072	68,190

Total Aerospace & Defense		10,345,392

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	5,611	443,606
Expeditors International of Washington, Inc.	4,009	304,844
FedEx Corp.	5,566	780,464
United Parcel Service, Inc. Class B	35,353	3,930,547

Total Air Freight & Logistics		5,459,461

Auto Components - 0.1%
BorgWarner, Inc.	6,277	221,578
Gentex Corp.	7,476	192,657
LCI Industries	389	44,727

Total Auto Components		458,962

Automobiles - 0.1%
Harley-Davidson, Inc.	8,933	212,337
Thor Industries, Inc.	2,118	225,631

Total Automobiles		437,968

Banks - 7.1%
Associated Banc-Corp.	11,139	152,382
Bank of America Corp.	288,655	6,855,556
Bank of Hawaii Corp.	4,387	269,406
Bank OZK	8,624	202,405
BOK Financial Corp.	4,246	239,644
Cadence BanCorp	12,523	110,954
Cathay General Bancorp	10,462	275,151
CIT Group, Inc.	5,897	122,245
Citigroup, Inc.	93,783	4,792,311
Citizens Financial Group, Inc.	26,994	681,329
Comerica, Inc.	10,413	396,735
Commerce Bancshares, Inc.	5,089	302,643
Cullen/Frost Bankers, Inc.	4,522	337,839
CVB Financial Corp.	5,665	106,162
East West Bancorp, Inc.	6,641	240,670
Fifth Third Bancorp	34,587	666,837
First Financial Bancorp	14,432	200,461
First Hawaiian, Inc.	9,552	164,676
First Horizon National Corp.	20,206	201,252
First Republic Bank	3,159	334,822
FNB Corp.	24,738	185,535
Fulton Financial Corp.	6,076	63,980
Glacier Bancorp, Inc.	3,917	138,231
Hancock Whitney Corp.	6,236	132,203
Home BancShares, Inc.	14,158	217,750
Huntington Bancshares, Inc.	69,968	632,161
Iberiabank Corp.	4,314	196,460
Independent Bank Corp.	526	35,289
Investors Bancorp, Inc.	21,052	178,942
JPMorgan Chase & Co.	127,957	12,035,635
KeyCorp	56,866	692,628
M&T Bank Corp.	6,025	626,419
Old National Bancorp	22,568	310,536
PacWest Bancorp	12,925	254,752
People’s United Financial, Inc.	31,953	369,696
PNC Financial Services Group, Inc. (The)	20,283	2,133,974
Popular, Inc.	4,237	157,489
Prosperity Bancshares, Inc.	6,162	365,900
Regions Financial Corp.	55,044	612,089
Signature Bank	2,235	238,966
Sterling Bancorp	5,675	66,511
Synovus Financial Corp.	8,525	175,018
TCF Financial Corp.	7,990	235,066
Truist Financial Corp.	66,683	2,503,947
U.S. Bancorp	64,511	2,375,295
Umpqua Holdings Corp.	26,060	277,278
United Bankshares, Inc.	7,303	202,001
Valley National Bancorp	36,041	281,841
Webster Financial Corp.	7,575	216,721
Wells Fargo & Co.	245,855	6,293,888
Western Alliance Bancorp	4,153	157,274
Zions Bancorp N.A.	12,157	413,338

Total Banks		49,430,293

Beverages - 2.7%
Brown-Forman Corp. Class A	4,202	241,909
Brown-Forman Corp. Class B(a)	3,985	253,685
Coca-Cola Co. (The)	193,082	8,626,904
Constellation Brands, Inc. Class A	3,801	664,985
Keurig Dr. Pepper, Inc.	41,730	1,185,132
PepsiCo, Inc.	59,175	7,826,485

Total Beverages		18,799,100

Biotechnology - 3.2%
AbbVie, Inc.	121,874	11,965,589
Amgen, Inc.	21,349	5,035,375
Gilead Sciences, Inc.	71,723	5,518,368

Total Biotechnology		22,519,332

Building Products - 0.2%
A.O. Smith Corp.	4,670	220,051
Fortune Brands Home & Security, Inc.	3,440	219,919
Lennox International, Inc.	773	180,101
Masco Corp.	5,487	275,502
Owens Corning	2,938	163,823

Total Building Products		1,059,396

Capital Markets - 3.8%
Affiliated Managers Group, Inc.	2,000	149,120
Ameriprise Financial, Inc.	4,740	711,190
Ares Management Corp. Class A	5,812	230,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
Artisan Partners Asset Management, Inc. Class A	9,446	$306,995
Bank of New York Mellon Corp. (The)	37,652	1,455,250
BGC Partners, Inc. Class A	56,450	154,673
BlackRock, Inc.	6,047	3,290,112
Blackstone Group, Inc. (The) Class A	33,253	1,884,115
CBOE Global Markets, Inc.	1,847	172,288
Charles Schwab Corp. (The)	26,345	888,880
CME Group, Inc.	7,892	1,282,766
Cohen & Steers, Inc.	2,661	181,081
E*TRADE Financial Corp.	2,160	107,417
Eaton Vance Corp.	6,897	266,224
Evercore, Inc. Class A	1,372	80,838
FactSet Research Systems, Inc.	669	219,746
Federated Hermes, Inc. Class B	6,916	163,909
Franklin Resources, Inc.(a)	31,161	653,446
Goldman Sachs Group, Inc. (The)	11,784	2,328,754
Intercontinental Exchange, Inc.	10,350	948,060
KKR & Co., Inc. Class A	15,359	474,286
Legg Mason, Inc.	9,556	475,411
LPL Financial Holdings, Inc.	2,115	165,816
MarketAxess Holdings, Inc.	178	89,164
Moelis & Co. Class A	4,433	138,132
Moody’s Corp.	2,137	587,098
Morgan Stanley	66,616	3,217,553
Morningstar, Inc.	232	32,705
MSCI, Inc.	1,099	366,868
Nasdaq, Inc.	5,002	597,589
Northern Trust Corp.	8,546	678,040
Raymond James Financial, Inc.	2,725	187,562
S&P Global, Inc.	3,048	1,004,255
SEI Investments Co.	2,971	163,346
State Street Corp.	14,297	908,574
T. Rowe Price Group, Inc.	8,244	1,018,134
TD Ameritrade Holding Corp.	18,297	665,645
Virtu Financial, Inc. Class A	7,520	177,472
Waddell & Reed Financial, Inc. Class A	8,925	138,427

Total Capital Markets		26,561,677

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,703	1,618,506
Albemarle Corp.	3,205	247,458
Cabot Corp.	4,061	150,460
Celanese Corp.	4,080	352,267
CF Industries Holdings, Inc.	7,845	220,758
Chemours Co. (The)	12,610	193,564
Corteva, Inc.	21,871	585,924
Dow, Inc.	57,462	2,342,151
DuPont de Nemours, Inc.	21,839	1,160,306
Eastman Chemical Co.	7,310	509,068
Ecolab, Inc.	4,323	860,061
FMC Corp.	3,565	355,145
Huntsman Corp.	9,941	178,640
International Flavors & Fragrances, Inc.	3,363	411,833
Kronos Worldwide, Inc.	13,093	136,298
Mosaic Co. (The)	1,971	24,657
NewMarket Corp.	413	165,398
Olin Corp.	11,103	127,574
PolyOne Corp.	4,440	116,461
PPG Industries, Inc.	5,805	615,678
RPM International, Inc.	4,607	345,802
Scotts Miracle-Gro Co. (The)	2,499	336,041
Sherwin-Williams Co. (The)	1,121	647,770
Valvoline, Inc.	7,462	144,241
W.R. Grace & Co.	2,762	140,337
Westlake Chemical Corp.	3,001	161,004

Total Chemicals		12,147,402

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	3,495	126,869
ADT, Inc.(a)	12,868	102,687
Brink’s Co. (The)	564	25,668
Cintas Corp.	1,665	443,489
Covanta Holding Corp.	14,060	134,835
Deluxe Corp.	2,488	58,568
Healthcare Services Group, Inc.	5,755	140,767
Herman Miller, Inc.	3,176	74,985
HNI Corp.	3,834	117,205
Knoll, Inc.	4,649	56,671
MSA Safety, Inc.	1,365	156,211
Pitney Bowes, Inc.	17,828	46,353
Republic Services, Inc.	8,644	709,240
Rollins, Inc.	5,686	241,030
Steelcase, Inc. Class A	8,082	97,469
Waste Management, Inc.	11,631	1,231,839

Total Commercial Services & Supplies		3,763,886

Communications Equipment - 1.5%
Cisco Systems, Inc.	198,785	9,271,332
InterDigital, Inc.	2,620	148,371
Juniper Networks, Inc.	18,132	414,497
Motorola Solutions, Inc.	4,109	575,794
Ubiquiti, Inc.	442	77,156

Total Communications Equipment		10,487,150

Construction & Engineering - 0.0%
Granite Construction, Inc.	2,371	45,381
Jacobs Engineering Group, Inc.	2,197	186,305
Quanta Services, Inc.	1,917	75,204

Total Construction & Engineering		306,890

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	826	170,627
Vulcan Materials Co.	1,994	231,005

Total Construction Materials		401,632

Consumer Finance - 0.6%
Ally Financial, Inc.	11,118	220,470
American Express Co.	18,259	1,738,257
Capital One Financial Corp.	11,651	729,236
Discover Financial Services	8,357	418,602
FirstCash, Inc.	1,818	122,679
Navient Corp.	11,231	78,954
OneMain Holdings, Inc.	4,465	109,571
Santander Consumer USA Holdings, Inc.	18,842	346,881
SLM Corp.	8,764	61,611
Synchrony Financial	22,627	501,414

Total Consumer Finance		4,327,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
Containers & Packaging - 0.4%
Avery Dennison Corp.	2,351	$268,226
Ball Corp.	4,505	313,052
Graphic Packaging Holding Co.	7,454	104,281
Greif, Inc. Class A	3,259	112,142
International Paper Co.	22,894	806,098
Packaging Corp. of America	3,672	366,466
Sealed Air Corp.	4,150	136,328
Silgan Holdings, Inc.	4,901	158,743
Sonoco Products Co.	4,836	252,874
WestRock Co.	14,687	415,055

Total Containers & Packaging		2,933,265

Distributors - 0.1%
Genuine Parts Co.	6,590	573,066
Pool Corp.	804	218,584

Total Distributors		791,650

Diversified Consumer Services - 0.1%
H&R Block, Inc.	9,311	132,961
Service Corp. International	5,007	194,722
Strategic Education, Inc.	908	139,514

Total Diversified Consumer Services		467,197

Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	19,644	378,933
Jefferies Financial Group, Inc.	13,895	216,067
Voya Financial, Inc.	3,384	157,864

Total Diversified Financial Services		752,864

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	589,334	17,815,567
CenturyLink, Inc.	100,121	1,004,213
Cogent Communications Holdings, Inc.	2,838	219,548
Verizon Communications, Inc.	252,639	13,927,988

Total Diversified Telecommunication Services		32,967,316

Electric Utilities - 3.5%
ALLETE, Inc.	2,723	148,703
Alliant Energy Corp.	10,849	519,016
American Electric Power Co., Inc.	23,256	1,852,108
Avangrid, Inc.	17,570	737,589
Duke Energy Corp.	45,122	3,604,797
Edison International	16,881	916,807
El Paso Electric Co.	6,314	423,038
Entergy Corp.	8,569	803,858
Evergy, Inc.	11,736	695,827
Eversource Energy	13,034	1,085,341
Exelon Corp.	47,162	1,711,509
FirstEnergy Corp.	24,190	938,088
Hawaiian Electric Industries, Inc.	5,732	206,696
IDACORP, Inc.	2,588	226,114
NextEra Energy, Inc.	15,175	3,644,580
NRG Energy, Inc.	2,201	71,665
OGE Energy Corp.	12,142	368,631
Otter Tail Corp.	792	30,722
Pinnacle West Capital Corp.	6,817	499,618
Portland General Electric Co.	5,036	210,555
PPL Corp.	48,597	1,255,746
Southern Co. (The)	64,866	3,363,302
Xcel Energy, Inc.	22,571	1,410,687

Total Electric Utilities		24,724,997

Electrical Equipment - 0.4%
AMETEK, Inc.	2,289	204,568
Emerson Electric Co.	22,823	1,415,711
GrafTech International Ltd.	8,093	64,582
Hubbell, Inc.	2,261	283,439
Rockwell Automation, Inc.	3,161	673,293

Total Electrical Equipment		2,641,593

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	4,347	416,486
Avnet, Inc.	4,786	133,457
CDW Corp.	2,448	284,408
Cognex Corp.	1,103	65,871
Corning, Inc.	30,232	783,009
FLIR Systems, Inc.	3,145	127,593
Jabil, Inc.	2,597	83,312
Littelfuse, Inc.	224	38,221
National Instruments Corp.	6,369	246,544
Vishay Intertechnology, Inc.	6,047	92,338

Total Electronic Equipment, Instruments & Components		2,271,239

Energy Equipment & Services - 0.2%
Archrock, Inc.	18,247	118,423
Baker Hughes Co.	30,423	468,210
Halliburton Co.	36,280	470,914
Helmerich & Payne, Inc.	10,551	205,850
Patterson-UTI Energy, Inc.	7,193	24,960

Total Energy Equipment & Services		1,288,357

Entertainment - 0.1%
Activision Blizzard, Inc.	8,043	610,464
World Wrestling Entertainment, Inc. Class A	1,519	66,000

Total Entertainment		676,464

Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust	8,700	112,926
Agree Realty Corp.	3,156	207,381
Alexander & Baldwin, Inc.	7,568	92,254
Alexandria Real Estate Equities, Inc.	4,292	696,377
American Campus Communities, Inc.	9,640	337,014
American Finance Trust, Inc.	17,446	138,434
American Homes 4 Rent Class A	5,958	160,270
American Tower Corp.	11,116	2,873,931
Americold Realty Trust	5,820	211,266
Apartment Investment & Management Co. Class A	6,798	255,877
AvalonBay Communities, Inc.	6,236	964,335
Boston Properties, Inc.	5,751	519,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
Brandywine Realty Trust	18,185	$198,035
Brixmor Property Group, Inc.	21,017	269,438
Brookfield Property REIT, Inc. Class A	11,077	110,327
Camden Property Trust	4,468	407,571
CareTrust REIT, Inc.	9,743	167,190
Columbia Property Trust, Inc.	7,074	92,952
CoreCivic, Inc.	22,316	208,878
CoreSite Realty Corp.	2,869	347,321
Corporate Office Properties Trust	9,076	229,986
Cousins Properties, Inc.	7,313	218,147
Crown Castle International Corp.	21,963	3,675,508
CubeSmart	13,921	375,728
CyrusOne, Inc.	5,126	372,916
Digital Realty Trust, Inc.	11,647	1,655,155
Diversified Healthcare Trust	29,263	129,489
Douglas Emmett, Inc.	8,244	252,761
Duke Realty Corp.	15,585	551,553
Easterly Government Properties, Inc.	8,326	192,497
EastGroup Properties, Inc.	1,835	217,649
Empire State Realty Trust, Inc. Class A	11,618	81,326
Equinix, Inc.	2,052	1,441,120
Equity LifeStyle Properties, Inc.	5,606	350,263
Equity Residential	18,384	1,081,347
Essential Properties Realty Trust, Inc.	7,310	108,480
Essex Property Trust, Inc.	2,582	591,717
Extra Space Storage, Inc.	7,568	699,056
Federal Realty Investment Trust	4,120	351,065
First Industrial Realty Trust, Inc.	5,200	199,888
Gaming and Leisure Properties, Inc.	21,516	744,454
GEO Group, Inc. (The)	21,454	253,801
Getty Realty Corp.	1,260	37,397
Global Net Lease, Inc.	17,508	292,909
Healthcare Realty Trust, Inc.	9,454	276,908
Healthcare Trust of America, Inc. Class A	14,119	374,436
Healthpeak Properties, Inc.	32,594	898,291
Highwoods Properties, Inc.	7,775	290,241
Host Hotels & Resorts, Inc.	39,709	428,460
Hudson Pacific Properties, Inc.	8,347	210,010
Independence Realty Trust, Inc.	10,343	118,841
Innovative Industrial Properties, Inc.	1,809	159,228
Invitation Homes, Inc.	16,732	460,632
Iron Mountain, Inc.(a)	31,459	821,080
JBG SMITH Properties	6,462	191,081
Kilroy Realty Corp.	4,511	264,796
Kimco Realty Corp.	30,207	387,858
Kite Realty Group Trust	12,614	145,565
Lamar Advertising Co. Class A	6,347	423,726
Lexington Realty Trust	21,237	224,050
Life Storage, Inc.	3,281	311,531
LTC Properties, Inc.	4,650	175,165
Macerich Co. (The)(a)	19,403	174,045
Mack-Cali Realty Corp.	4,821	73,713
Medical Properties Trust, Inc.	37,111	697,687
Mid-America Apartment Communities, Inc.	4,969	569,795
National Health Investors, Inc.	4,268	259,153
National Retail Properties, Inc.	10,941	388,187
National Storage Affiliates Trust	2,529	72,481
New Senior Investment Group, Inc.	18,410	66,644
Office Properties Income Trust	6,894	179,037
Omega Healthcare Investors, Inc.	19,390	576,465
Outfront Media, Inc.	13,186	186,846
Paramount Group, Inc.	15,391	118,665
Park Hotels & Resorts, Inc.	22,536	222,881
Pebblebrook Hotel Trust	9,842	134,442
Pennsylvania Real Estate Investment Trust	6,080	8,269
Physicians Realty Trust	14,142	247,768
Piedmont Office Realty Trust, Inc. Class A	9,880	164,107
PotlatchDeltic Corp.	5,474	208,176
Preferred Apartment Communities, Inc. Class A	11,069	84,124
Prologis, Inc.	29,728	2,774,514
PS Business Parks, Inc.	1,427	188,935
Public Storage	10,449	2,005,059
QTS Realty Trust, Inc. Class A	4,328	277,381
Rayonier, Inc.	8,854	219,491
Realty Income Corp.	22,723	1,352,018
Regency Centers Corp.	9,730	446,510
Rexford Industrial Realty, Inc.	1,696	70,265
RLJ Lodging Trust	23,054	217,630
Ryman Hospitality Properties, Inc.	4,042	139,853
Sabra Health Care REIT, Inc.	23,243	335,396
SBA Communications Corp.	437	130,191
Service Properties Trust	24,975	177,073
Simon Property Group, Inc.	26,074	1,782,940
SITE Centers Corp.	19,453	157,569
SL Green Realty Corp.	4,307	212,292
Spirit Realty Capital, Inc.	8,068	281,250
STAG Industrial, Inc.	11,013	322,901
STORE Capital Corp.	14,625	348,221
Sun Communities, Inc.	3,057	414,774
UDR, Inc.	14,547	543,767
Uniti Group, Inc.	24,954	233,320
Ventas, Inc.	33,248	1,217,542
VEREIT, Inc.	74,929	481,793
VICI Properties, Inc.	28,750	580,462
Vornado Realty Trust	10,262	392,111
W.P. Carey, Inc.	12,295	831,757
Washington Prime Group, Inc.	57,653	48,475
Weingarten Realty Investors	11,963	226,460
Welltower, Inc.	24,989	1,293,181

Total Equity Real Estate Investment Trusts (REITs)		50,773,279

Food & Staples Retailing - 2.1%
Andersons, Inc. (The)	4,661	64,135
Costco Wholesale Corp.	5,914	1,793,184
Kroger Co. (The)	27,115	917,843
SpartanNash Co.	8,856	188,190
Sysco Corp.	16,185	884,672
Walgreens Boots Alliance, Inc.	42,901	1,818,573
Walmart, Inc.	76,835	9,203,296
Weis Markets, Inc.	570	28,569

Total Food & Staples Retailing		14,898,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
Food Products - 2.2%
Archer-Daniels-Midland Co.	25,747	$1,027,305
B&G Foods, Inc.	13,471	328,423
Campbell Soup Co.	12,496	620,177
Conagra Brands, Inc.	19,489	685,428
Flowers Foods, Inc.	14,423	322,498
General Mills, Inc.	34,969	2,155,839
Hershey Co. (The)	4,812	623,732
Hormel Foods Corp.	18,760	905,545
Ingredion, Inc.	3,574	296,642
J.M. Smucker Co. (The)	5,842	618,142
Kellogg Co.	16,813	1,110,667
Kraft Heinz Co. (The)	91,126	2,906,008
Lamb Weston Holdings, Inc.	1,987	127,029
Lancaster Colony Corp.	1,201	186,143
McCormick & Co., Inc. Non-Voting Shares	3,048	546,842
Mondelez International, Inc. Class A	51,695	2,643,165
Tyson Foods, Inc. Class A	9,161	547,003

Total Food Products		15,650,588

Gas Utilities - 0.3%
Atmos Energy Corp.	4,415	439,646
National Fuel Gas Co.	6,411	268,813
New Jersey Resources Corp.	5,595	182,677
South Jersey Industries, Inc.	7,494	187,275
Southwest Gas Holdings, Inc.	3,259	225,034
Spire, Inc.	3,281	215,594
UGI Corp.	8,235	261,873

Total Gas Utilities		1,780,912

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	39,550	3,616,056
Baxter International, Inc.	7,702	663,142
Becton, Dickinson and Co.	4,252	1,017,376
Danaher Corp.	6,742	1,192,188
Dentsply Sirona, Inc.	2,809	123,765
Hill-Rom Holdings, Inc.	1,348	147,983
ResMed, Inc.	2,329	447,168
Stryker Corp.	6,494	1,170,154
Teleflex, Inc.	347	126,301
West Pharmaceutical Services, Inc.	905	205,589
Zimmer Biomet Holdings, Inc.	1,892	225,829

Total Health Care Equipment & Supplies		8,935,551

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	5,329	537,003
Anthem, Inc.	4,092	1,076,114
Cardinal Health, Inc.	13,702	715,107
Cigna Corp.	371	69,618
CVS Health Corp.	56,314	3,658,721
Encompass Health Corp.	3,185	197,247
Humana, Inc.	1,126	436,606
McKesson Corp.	2,657	407,637
Patterson Cos., Inc.	9,870	217,140
Quest Diagnostics, Inc.	3,861	440,000
UnitedHealth Group, Inc.	21,185	6,248,516

Total Health Care Providers & Services		14,003,709

Health Care Technology - 0.0%
Cerner Corp.	3,892	266,797

Hotels, Restaurants & Leisure - 1.4%
Aramark	3,052	68,884
Domino’s Pizza, Inc.	465	171,789
Jack in the Box, Inc.	1,580	117,062
McDonald’s Corp.	29,904	5,516,391
MGM Resorts International(a)	9,248	155,366
Starbucks Corp.	35,996	2,648,946
Wendy’s Co. (The)	8,610	187,526
Wyndham Destinations, Inc.	3,976	112,044
Wyndham Hotels & Resorts, Inc.	3,740	159,399
Yum! Brands, Inc.	6,722	584,209

Total Hotels, Restaurants & Leisure		9,721,616

Household Durables - 0.3%
D.R. Horton, Inc.	8,197	454,524
KB Home	3,624	111,184
Leggett & Platt, Inc.	6,480	227,772
Lennar Corp. Class A	1,421	87,562
MDC Holdings, Inc.	4,122	147,156
Newell Brands, Inc.	26,706	424,091
PulteGroup, Inc.	5,709	194,277
Whirlpool Corp.	2,896	375,119

Total Household Durables		2,021,685

Household Products - 2.5%
Church & Dwight Co., Inc.	4,747	366,943
Clorox Co. (The)	4,910	1,077,107
Colgate-Palmolive Co.	35,514	2,601,756
Energizer Holdings, Inc.	2,107	100,061
Kimberly-Clark Corp.	14,277	2,018,054
Procter & Gamble Co. (The)	91,125	10,895,816
Spectrum Brands Holdings, Inc.	1,965	90,194

Total Household Products		17,149,931

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	21,435	310,593
Clearway Energy, Inc. Class A	6,450	135,256
Clearway Energy, Inc. Class C	8,393	193,543
TerraForm Power, Inc. Class A	15,758	290,578
Vistra Energy Corp.	11,836	220,386

Total Independent Power & Renewable Electricity Producers		1,150,356

Industrial Conglomerates - 1.3%
3M Co.	30,445	4,749,116
Carlisle Cos., Inc.	1,535	183,693
General Electric Co.	39,925	272,688
Honeywell International, Inc.	21,987	3,179,100
Roper Technologies, Inc.	985	382,436

Total Industrial Conglomerates		8,767,033

Insurance - 2.1%
Aflac, Inc.	22,814	821,988
Allstate Corp. (The)	9,165	888,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
American Financial Group, Inc.	2,828	$179,465
American International Group, Inc.	33,091	1,031,777
Arthur J. Gallagher & Co.	5,693	555,011
Assurant, Inc.	1,998	206,373
Brown & Brown, Inc.	5,586	227,685
Cincinnati Financial Corp.	5,712	365,739
CNA Financial Corp.	14,187	456,112
CNO Financial Group, Inc.	9,557	148,803
Erie Indemnity Co. Class A	1,735	332,947
Fidelity National Financial, Inc.	12,654	387,972
First American Financial Corp.	5,652	271,409
Hartford Financial Services Group, Inc. (The)	11,437	440,896
Kemper Corp.	2,496	181,010
Lincoln National Corp.	9,183	337,843
Marsh & McLennan Cos., Inc.	12,591	1,351,896
Mercury General Corp.	5,736	233,742
MetLife, Inc.	51,463	1,879,429
Old Republic International Corp.	19,105	311,603
Principal Financial Group, Inc.	17,751	737,377
ProAssurance Corp.	4,551	65,853
Progressive Corp. (The)	5,795	464,237
Prudential Financial, Inc.	24,576	1,496,678
Reinsurance Group of America, Inc.	2,016	158,135
Stewart Information Services Corp.	1,166	37,907
Travelers Cos., Inc. (The)	9,563	1,090,660
Unum Group	13,709	227,432

Total Insurance		14,888,892

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	23,559	1,235,670
PetMed Express, Inc.(a)	4,833	172,248

Total Internet & Direct Marketing Retail		1,407,918

IT Services - 3.1%
Alliance Data Systems Corp.	1,038	46,835
Automatic Data Processing, Inc.	14,152	2,107,091
Booz Allen Hamilton Holding Corp.	3,226	250,951
Broadridge Financial Solutions, Inc.	3,201	403,934
Cognizant Technology Solutions Corp. Class A	11,078	629,452
DXC Technology Co.	7,133	117,695
Fidelity National Information Services, Inc.	9,676	1,297,455
Global Payments, Inc.	1,724	292,425
International Business Machines Corp.	64,327	7,768,772
Jack Henry & Associates, Inc.	1,750	322,052
KBR, Inc.	3,335	75,204
Leidos Holdings, Inc.	2,930	274,453
MasterCard, Inc. Class A	8,092	2,392,804
MAXIMUS, Inc.	2,490	175,420
Paychex, Inc.	15,578	1,180,033
Perspecta, Inc.	3,624	84,186
Science Applications International Corp.	2,063	160,254
Switch, Inc. Class A	3,581	63,813
Visa, Inc. Class A	17,951	3,467,595
Western Union Co. (The)	18,059	390,436

Total IT Services		21,500,860

Leisure Products - 0.1%
Brunswick Corp.	1,955	125,140
Escalade, Inc.	8,592	119,944
Hasbro, Inc.	5,354	401,282
Polaris, Inc.	2,337	216,289

Total Leisure Products		862,655

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	3,110	274,831
Bio-Techne Corp.	119	31,424
PerkinElmer, Inc.	754	73,960
Thermo Fisher Scientific, Inc.	1,195	432,996

Total Life Sciences Tools & Services		813,211

Machinery - 1.8%
Allison Transmission Holdings, Inc.	3,476	127,847
Altra Industrial Motion Corp.	4,089	130,275
Caterpillar, Inc.	23,796	3,010,194
Crane Co.	2,025	120,406
Cummins, Inc.	6,645	1,151,313
Deere & Co.	8,508	1,337,032
Donaldson Co., Inc.	3,415	158,866
Dover Corp.	4,078	393,772
Flowserve Corp.	2,134	60,862
Fortive Corp.	1,751	118,473
Graco, Inc.	3,839	184,234
Greenbrier Cos., Inc. (The)	3,192	72,618
Hillenbrand, Inc.	5,183	140,304
IDEX Corp.	1,804	285,104
Illinois Tool Works, Inc.	11,487	2,008,502
ITT, Inc.	1,895	111,312
Kennametal, Inc.	2,747	78,866
Lincoln Electric Holdings, Inc.	2,646	222,899
Oshkosh Corp.	2,115	151,476
PACCAR, Inc.	8,728	653,291
Parker-Hannifin Corp.	3,255	596,544
Snap-on, Inc.	2,487	344,474
Stanley Black & Decker, Inc.	3,591	500,514
Timken Co. (The)	3,624	164,856
Toro Co. (The)	2,305	152,914
Trinity Industries, Inc.	7,522	160,143
Westinghouse Air Brake Technologies Corp.	1,453	83,649
Xylem, Inc.	3,361	218,331

Total Machinery		12,739,071

Media - 1.1%
Comcast Corp. Class A	130,912	5,102,950
Fox Corp. Class A	8,491	227,729
Fox Corp. Class B	5,980	160,503
Interpublic Group of Cos., Inc. (The)	22,946	393,753
John Wiley & Sons, Inc. Class A	3,507	136,773
National CineMedia, Inc.	22,880	67,954
New York Times Co. (The) Class A	896	37,659
News Corp. Class A	5,957	70,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
News Corp. Class B	9,935	$118,723
Nexstar Media Group, Inc. Class A	1,549	129,636
Omnicom Group, Inc.	10,199	556,865
Sinclair Broadcast Group, Inc. Class A(a)	3,145	58,057
Sirius XM Holdings, Inc.	41,622	244,321
TEGNA, Inc.	8,080	90,011
ViacomCBS, Inc. Class B(a)	21,340	497,649

Total Media		7,893,233

Metals & Mining - 0.4%
Carpenter Technology Corp.	2,092	50,794
Commercial Metals Co.	4,964	101,266
Compass Minerals International, Inc.	3,707	180,716
Newmont Corp.	20,758	1,281,599
Nucor Corp.	11,396	471,908
Reliance Steel & Aluminum Co.	2,091	198,499
Steel Dynamics, Inc.	7,891	205,876
SunCoke Energy, Inc.	18,791	55,621
United States Steel Corp.	12,532	90,481

Total Metals & Mining		2,636,760

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,788	193,186

Multi-Utilities - 1.9%
Ameren Corp.	10,152	714,295
Avista Corp.	4,782	174,017
Black Hills Corp.	3,471	196,667
CenterPoint Energy, Inc.	29,270	546,471
CMS Energy Corp.	9,754	569,829
Consolidated Edison, Inc.	16,689	1,200,440
Dominion Energy, Inc.	59,418	4,823,553
DTE Energy Co.	9,089	977,067
MDU Resources Group, Inc.	10,992	243,802
NiSource, Inc.	14,697	334,210
NorthWestern Corp.	3,478	189,621
Public Service Enterprise Group, Inc.	23,634	1,161,847
Sempra Energy	9,858	1,155,653
WEC Energy Group, Inc.	13,232	1,159,785

Total Multi-Utilities		13,447,257

Multiline Retail - 0.4%
Big Lots, Inc.	4,391	184,422
Dollar General Corp.	3,224	614,204
Target Corp.	15,803	1,895,254

Total Multiline Retail		2,693,880

Oil, Gas & Consumable Fuels - 6.2%
Antero Midstream Corp.(a)	65,872	335,947
Apache Corp.	22,672	306,072
Cabot Oil & Gas Corp.	15,164	260,518
Chevron Corp.	118,867	10,606,502
Cimarex Energy Co.	2,656	73,013
Concho Resources, Inc.	1,753	90,280
ConocoPhillips	44,717	1,879,008
CVR Energy, Inc.	10,963	220,466
Delek U.S. Holdings, Inc.	2,796	48,678
Devon Energy Corp.	6,539	74,152
Diamondback Energy, Inc.	2,230	93,259
EOG Resources, Inc.	14,162	717,447
Equitrans Midstream Corp.	38,354	318,722
Exxon Mobil Corp.	325,933	14,575,724
Hess Corp.	6,121	317,129
HollyFrontier Corp.	6,155	179,726
Kinder Morgan, Inc.	161,102	2,443,917
Marathon Petroleum Corp.	33,573	1,254,959
Murphy Oil Corp.(a)	8,688	119,894
Noble Energy, Inc.	13,434	120,369
Occidental Petroleum Corp.	107,266	1,962,968
ONEOK, Inc.	28,842	958,131
Panhandle Oil and Gas, Inc. Class A	6,804	18,235
Parsley Energy, Inc. Class A	4,886	52,182
Phillips 66	20,396	1,466,472
Pioneer Natural Resources Co.	3,372	329,444
SM Energy Co.	2,669	10,009
Targa Resources Corp.	30,850	619,160
Valero Energy Corp.	24,584	1,446,031
Williams Cos., Inc. (The)	115,244	2,191,941
World Fuel Services Corp.	2,403	61,901

Total Oil, Gas & Consumable Fuels		43,152,256

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,439	113,860
Schweitzer-Mauduit International, Inc.	3,495	116,768

Total Paper & Forest Products		230,628

Personal Products - 0.0%
Medifast, Inc.	1,299	180,262
Nu Skin Enterprises, Inc. Class A	3,419	130,709

Total Personal Products		310,971

Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	102,597	6,032,704
Eli Lilly & Co.	30,459	5,000,759
Johnson & Johnson	108,683	15,284,090
Merck & Co., Inc.	107,850	8,340,041
Pfizer, Inc.	306,162	10,011,497
Zoetis, Inc.	4,410	604,346

Total Pharmaceuticals		45,273,437

Professional Services - 0.2%
Equifax, Inc.	1,923	330,525
Insperity, Inc.	791	51,201
ManpowerGroup, Inc.	2,714	186,588
Robert Half International, Inc.	4,078	215,441
TransUnion	684	59,535
Verisk Analytics, Inc.	2,130	362,526

Total Professional Services		1,205,816

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	9,903	150,724
Newmark Group, Inc. Class A	12,700	61,722

Total Real Estate Management & Development		212,446

Road & Rail - 1.0%
CSX Corp.	16,383	1,142,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
JB Hunt Transport Services, Inc.	1,880	$226,239
Kansas City Southern	2,251	336,052
Knight-Swift Transportation Holdings, Inc.(a)	1,666	69,489
Norfolk Southern Corp.	7,537	1,323,271
Ryder System, Inc.	3,896	146,139
Union Pacific Corp.	23,825	4,028,093

Total Road & Rail		7,271,833

Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	9,751	1,195,863
Applied Materials, Inc.	19,458	1,176,236
Broadcom, Inc.	18,930	5,974,497
Cabot Microelectronics Corp.	256	35,722
Entegris, Inc.	2,061	121,702
Intel Corp.	142,778	8,542,408
KLA Corp.	4,523	879,633
Lam Research Corp.	3,415	1,104,616
Maxim Integrated Products, Inc.	12,798	775,687
Microchip Technology, Inc.	4,751	500,328
MKS Instruments, Inc.	800	90,592
Monolithic Power Systems, Inc.	953	225,861
NVIDIA Corp.	2,805	1,065,648
QUALCOMM, Inc.	49,344	4,500,666
Skyworks Solutions, Inc.	4,349	556,063
Teradyne, Inc.	1,485	125,497
Texas Instruments, Inc.	39,973	5,075,372
Xilinx, Inc.	6,310	620,841

Total Semiconductors & Semiconductor Equipment		32,567,232

Software - 5.5%
CDK Global, Inc.	1,940	80,355
Citrix Systems, Inc.	2,115	312,830
Intuit, Inc.	3,067	908,415
Microsoft Corp.	153,258	31,189,535
NortonLifeLock, Inc.	19,035	377,464
Oracle Corp.	90,699	5,012,934
SS&C Technologies Holdings, Inc.	2,656	150,011
Xperi Holding Corp.	6,941	102,449

Total Software		38,133,993

Specialty Retail - 2.2%
Best Buy Co., Inc.	7,684	670,583
Guess?, Inc.	4,241	41,011
Home Depot, Inc. (The)	41,440	10,381,134
Lowe’s Cos., Inc.	21,795	2,944,940
Rent-A-Center, Inc.	6,166	171,538
Tiffany & Co.	2,088	254,611
Tractor Supply Co.	2,533	333,824
Williams-Sonoma, Inc.	3,978	326,236

Total Specialty Retail		15,123,877

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	75,087	27,391,737
Hewlett Packard Enterprise Co.	54,490	530,188
HP, Inc.	71,097	1,239,221
NetApp, Inc.	9,901	439,307
Xerox Holdings Corp.	7,728	118,161

Total Technology Hardware, Storage & Peripherals		29,718,614

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	14,235	160,713
NIKE, Inc. Class B	21,401	2,098,368
VF Corp.	11,193	682,102
Wolverine World Wide, Inc.	1,699	40,453

Total Textiles, Apparel & Luxury Goods		2,981,636

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	13,951	114,259
New York Community Bancorp, Inc.	45,138	460,407
TFS Financial Corp.	26,186	374,722

Total Thrifts & Mortgage Finance		949,388

Tobacco - 2.4%
Altria Group, Inc.	182,991	7,182,397
Philip Morris International, Inc.	130,586	9,148,855
Universal Corp.	3,454	146,829
Vector Group Ltd.	16,412	165,105

Total Tobacco		16,643,186

Trading Companies & Distributors - 0.3%
Air Lease Corp.	2,767	81,045
Applied Industrial Technologies, Inc.	2,240	139,754
Fastenal Co.	20,892	895,013
GATX Corp.	1,545	94,214
H&E Equipment Services, Inc.	4,128	76,286
MSC Industrial Direct Co., Inc. Class A	3,711	270,198
W.W. Grainger, Inc.	1,415	444,536
Watsco, Inc.	2,110	374,947

Total Trading Companies & Distributors		2,375,993

Water Utilities - 0.1%
American Water Works Co., Inc.	4,753	611,521
Essential Utilities, Inc.	7,453	314,815

Total Water Utilities		926,336

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	4,791	95,245

TOTAL COMMON STOCKS (Cost: $640,491,051)		697,390,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(b) (Cost: $2,057,817)	2,057,817	$2,057,817
TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $642,548,868)		699,448,704
Other Assets less Liabilities - (0.0)%		(311,158)

NET ASSETS - 100.0%		$699,137,546

(a)

Security, or portion thereof, was on loan at June 30, 2020. At June 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,389,726 and the total market value of the collateral held by the Fund was $2,446,838. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $389,021.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$697,390,887	$—	$—	$697,390,887
Investment of Cash Collateral for Securities Loaned	—	2,057,817	—	2,057,817

Total Investments in Securities	$697,390,887	$2,057,817	$—	$699,448,704

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CNY	Chinese yuan
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for all Funds except for the China ex-State-Owned Enterprises Fund and certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with U.S. generally accepted accounting principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.